UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal St.

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2015

Date of reporting period: February 28, 2015

Item 1.	Schedule of Investments

(a) The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the period ended February 28, 2015.

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.4%

Consumer Discretionary — 12.4%
Abercrombie & Fitch, Cl A (A)	22,900	$566
Amazon.com *	45,697	17,372
Apollo Education Group, Cl A *	99,400	2,748
Autoliv (A)	16,600	1,867
Best Buy	21,000	800
Big Lots	30,900	1,474
CBS, Cl B	125,604	7,423
Charter Communications, Cl A *	32,566	5,881
Comcast, Cl A	140,840	8,363
Cooper Tire & Rubber	32,100	1,222
Dana Holdings	100,080	2,187
Deckers Outdoor *	11,310	839
Delphi Automotive	113,870	8,977
DeVry Education Group	7,300	267
Dillard’s, Cl A	49,583	6,454
DIRECTV *	56,700	5,024
Discovery Communications, Cl A *	94,336	3,047
Discovery Communications, Cl C *	255,114	7,784
Dollar General *	153,530	11,149
Expedia	800	74
Foot Locker	78,490	4,409
Ford Motor	544,330	8,894
GameStop, Cl A (A)	36,900	1,364
Gannett	51,300	1,816
General Motors	98,600	3,679
Graham Holdings, Cl B	400	395
Harley-Davidson	101,415	6,447
Hilton Worldwide Holdings *	207,080	5,854
Home Depot	154,950	17,780
International Game Technology	96,500	1,722
Kohl’s	56,810	4,193
L Brands	129,075	11,857
Lear	68,130	7,421
Liberty Interactive, Cl A *	542,675	16,025
Lowe’s	32,700	2,423
Macy’s	65,610	4,181
Magna International, Cl A	15,510	1,690
NIKE, Cl B	85,700	8,323
priceline.com *	9,592	11,870
Ralph Lauren, Cl A	21,750	2,989
Sally Beauty Holdings *	164,825	5,525
Staples	165,800	2,780
Starbucks	196,433	18,364
Time Warner	57,000	4,666
Time Warner Cable, Cl A	80,756	12,440
TripAdvisor *	189,388	16,903
TRW Automotive Holdings *	28,000	2,919
Viacom, Cl B	15,300	1,070
Vista Outdoor *	1,712	75
Whirlpool	36,360	7,706
Wynn Resorts	23,800	3,391
zulily, Cl A *(A)	118,000	1,653

		294,342

Consumer Staples — 8.0%
Altria Group	20,300	1,143
Anheuser-Busch InBev ADR (A)	81,594	10,335
Archer-Daniels-Midland	182,800	8,752
Bunge	70,160	5,738
Coca-Cola	54,800	2,373

Description	Shares	Market Value ($ Thousands)

Coca-Cola Enterprises	36,400	$1,681
ConAgra Foods	45,100	1,577
Constellation Brands, Cl A *	7,800	895
Costco Wholesale	119,689	17,589
CVS Caremark	76,100	7,905
Dr. Pepper Snapple Group	59,040	4,652
Estee Lauder, Cl A	140,443	11,611
Ingredion	27,000	2,220
Kimberly-Clark	43,800	4,803
Kroger	112,320	7,992
Lorillard	75,660	5,177
Mead Johnson Nutrition, Cl A	119,911	12,562
Monster Beverage *	38,300	5,405
PepsiCo	22,000	2,177
Philip Morris International	147,440	12,231
Pilgrim’s Pride (A)	98,650	2,706
Procter & Gamble	118,144	10,058
SUPERVALU *	60,800	601
Tyson Foods, Cl A	231,110	9,547
Walgreens Boots Alliance	213,142	17,708
Wal-Mart Stores	105,770	8,877
Whole Foods Market	262,763	14,843

		191,158

Energy — 6.8%
Apache	19,600	1,290
Baker Hughes	51,580	3,224
Cabot Oil & Gas	198,770	5,764
California Resources	497,200	3,560
Cameron International *	116,520	5,486
Chevron	48,600	5,185
ConocoPhillips	22,900	1,493
EOG Resources	102,130	9,163
Exxon Mobil	245,182	21,708
FMC Technologies *	177,630	7,093
Halliburton	72,910	3,131
Helmerich & Payne	18,300	1,227
Hess	20,100	1,509
Kinder Morgan	198,400	8,136
Marathon Oil	53,300	1,485
Marathon Petroleum	98,560	10,349
MarkWest Energy Partners	104,280	6,773
Murphy Oil	30,100	1,532
Nabors Industries	58,440	749
Newfield Exploration *	96,200	3,178
Noble (A)	52,500	874
Noble Energy	131,050	6,190
Occidental Petroleum	20,100	1,565
Oil States International *	87,910	3,822
Paragon Offshore (A)	17,500	36
Patterson-UTI Energy	62,000	1,159
PBF Energy, Cl A	26,990	841
Phillips 66	87,510	6,866
Schlumberger	120,869	10,172
SM Energy	36,850	1,788
Superior Energy Services	34,870	780
Tesoro	65,220	5,990
Valero Energy	168,230	10,378
Williams	186,600	9,151

		161,647

Financials — 14.8%
ACE	27,700	3,158
Aflac	71,200	4,432

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Allied World Assurance Holdings	13,736	$556
Allstate	136,460	9,634
American Financial Group	34,786	2,192
American International Group	294,550	16,297
American Tower, Cl A ‡	84,950	8,422
Ameriprise Financial	56,250	7,517
Annaly Capital Management ‡	71,700	762
Assurant	97,510	5,974
Axis Capital Holdings	48,480	2,513
Bank of America	131,400	2,077
Bank of New York Mellon	30,400	1,190
BB&T	53,900	2,051
Berkshire Hathaway, Cl B *	47,428	6,991
Brandywine Realty Trust ‡	56,000	888
Capital One Financial	213,740	16,824
CBL & Associates Properties ‡	65,600	1,313
CBOE Holdings	44,640	2,680
CBRE Group, Cl A *	105,600	3,618
Charles Schwab	502,778	14,751
Chubb	29,330	2,946
CIT Group	26,600	1,230
Citigroup	666,950	34,961
CNA Financial	21,600	904
Crown Castle International ‡	166,400	14,362
Discover Financial Services	172,717	10,532
Endurance Specialty Holdings	19,600	1,246
Everest Re Group	38,960	6,913
Fifth Third Bancorp	118,600	2,296
Goldman Sachs Group	33,310	6,322
Hartford Financial Services Group	46,800	1,917
HCC Insurance Holdings	5,900	330
HCP ‡	8,000	339
Hospitality Properties Trust ‡	91,540	2,820
Host Hotels & Resorts ‡	14,300	300
Huntington Bancshares	475,980	5,207
IntercontinentalExchange Group	45,075	10,609
JPMorgan Chase	444,470	27,237
KeyCorp	151,100	2,105
Lincoln National	95,960	5,531
McGraw-Hill	31,790	3,278
MetLife	62,600	3,182
Montpelier Re Holdings	49,200	1,773
Moody’s	51,410	4,984
Morgan Stanley	127,210	4,553
Navient	168,500	3,606
Northern Trust	1,100	77
Ocwen Financial *	65,800	535
PartnerRe	45,170	5,172
PNC Financial Services Group	107,800	9,913
Prudential Financial	18,800	1,520
Public Storage ‡	5,700	1,124
Radian Group (A)	56,030	886
Regions Financial	134,700	1,295
Reinsurance Group of America, Cl A	63,921	5,709
RenaissanceRe Holdings (A)	26,900	2,758
Simon Property Group ‡	8,300	1,580
State Street	23,600	1,757
Travelers	155,520	16,709
Unum Group	199,150	6,683
Validus Holdings	31,300	1,303
Voya Financial	95,470	4,219

Description	Shares	Market Value ($ Thousands)

Wells Fargo	297,471	$16,298
Weyerhaeuser ‡	15,600	548

		351,409

Health Care — 16.0%
AbbVie	126,500	7,653
Actavis *	41,960	12,226
Aetna	81,850	8,148
Alexion Pharmaceuticals *	42,820	7,723
Allergan	89,972	20,940
AmerisourceBergen	55,860	5,740
Amgen	13,200	2,082
Anthem	107,790	15,786
Baxter International	34,600	2,393
Biogen Idec *	38,435	15,743
Bristol-Myers Squibb	274,452	16,720
Cardinal Health	74,450	6,551
Celgene *	215,780	26,224
Cigna	63,820	7,762
DaVita *	130,603	9,743
Edwards Lifesciences *	15,000	1,995
Eli Lilly	12,063	846
Express Scripts Holding *	251,677	21,340
Gilead Sciences *	201,712	20,883
HCA Holdings *	49,750	3,559
Health Net *	102,820	5,897
Humana	112,130	18,432
Intuitive Surgical *	25,725	12,863
Johnson & Johnson	117,626	12,058
McKesson	31,050	7,101
Medtronic	153,900	11,941
Merck	177,900	10,414
Myriad Genetics *(A)	17,300	589
Novo Nordisk ADR	200,300	9,564
Omnicare	64,350	4,938
Perrigo	44,050	6,804
Pfizer	533,640	18,315
Quest Diagnostics	26,100	1,831
Shire ADR	50,630	12,248
Teva Pharmaceutical Industries ADR	172,312	9,825
United Therapeutics *	81,030	12,564
UnitedHealth Group	7,800	886
Valeant Pharmaceuticals International *	50,400	9,953

		380,280

Industrials — 6.9%
AGCO (A)	44,200	2,198
Alaska Air Group	84,910	5,405
AMERCO *	3,500	1,144
American Airlines Group	24,510	1,174
Avis Budget Group *	21,590	1,309
Boeing	26,450	3,990
Canadian Pacific Railway	53,011	9,946
Caterpillar	24,700	2,048
Colfax *	109,122	5,749
Con-way	2,100	92
Danaher	143,148	12,494
Deere	46,300	4,195
Delta Air Lines	240,610	10,712
Engility Holdings	6,500	235
Exelis	19,600	474
Fastenal (A)	209,801	8,717
FedEx	45,130	7,987

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

General Dynamics	18,930	$2,627
Huntington Ingalls Industries	43,110	6,093
ITT	12,500	513
Kansas City Southern	69,940	8,102
L-3 Communications Holdings, Cl 3	3,400	440
Lincoln Electric Holdings	3,900	269
Lockheed Martin	17,400	3,481
Norfolk Southern	13,100	1,430
Northrop Grumman	100,070	16,582
Orbital ATK	856	57
Raytheon	33,007	3,590
RR Donnelley & Sons	70,900	1,352
Southwest Airlines	192,423	8,320
Spirit Aerosystems Holdings, Cl A *	71,120	3,500
Stericycle *	92,674	12,508
Timken	35,400	1,504
Trinity Industries	102,500	3,446
Union Pacific	82,820	9,960
United Continental Holdings *	52,440	3,418
Vectrus *	900	29

		165,090

Information Technology — 20.8%
Adobe Systems *	219,445	17,358
Akamai Technologies *	6,100	424
Alliance Data Systems *	21,105	5,878
Amdocs	89,790	4,714
Amphenol, Cl A	196,780	11,110
Ansys *	73,085	6,283
AOL *	8,000	324
Apple	213,452	27,420
Applied Materials	712,270	17,842
Arrow Electronics *	23,740	1,471
Autodesk *	101,820	6,541
Baidu ADR *	41,400	8,435
Booz Allen Hamilton Holding, Cl A	38,500	1,146
Broadcom, Cl A	39,600	1,791
Broadridge Financial Solutions	7,900	420
Brocade Communications Systems	452,900	5,612
CA	50,200	1,632
CDW	10,400	391
Cisco Systems	461,700	13,625
Cognizant Technology Solutions, Cl A *	296,198	18,508
Computer Sciences	4,200	298
CoreLogic *	19,900	663
Corning	203,800	4,973
eBay *	290,025	16,795
Electronic Arts *	178,500	10,207
Equinix	62,377	13,983
Fidelity National Information Services	17,000	1,149
Flextronics International *	309,910	3,775
Genpact *	381,049	8,467
Google, Cl A *	27,847	15,668
Google, Cl C *	30,447	17,002
Harris	23,600	1,833
Hewlett-Packard	296,500	10,330
Ingram Micro, Cl A *	85,482	2,112
Intel	527,750	17,548
Intuit	78,405	7,655

Description	Shares	Market Value ($ Thousands)

Jabil Circuit	149,430	$3,283
Keysight Technologies *	18,100	680
Lexmark International, Cl A	72,950	3,112
Mastercard, Cl A	312,390	28,156
Micron Technology *	184,810	5,668
Microsoft	802,855	35,205
National Instruments	169,861	5,289
NetSuite *(A)	50,691	4,888
NXP Semiconductor *	89,237	7,576
Oracle	39,000	1,709
Qualcomm	282,170	20,460
Salesforce.com *	161,726	11,220
Science Applications International	11,514	630
Seagate Technology	41,100	2,512
Skyworks Solutions	70,500	6,186
Take-Two Interactive Software *	48,580	1,287
TE Connectivity	21,400	1,544
Tech Data *	25,100	1,493
Texas Instruments	170,500	10,026
VeriSign *	50,730	3,248
Visa, Cl A	126,634	34,357
Vishay Intertechnology (A)	59,500	847
Western Digital	136,578	14,611
Western Union (A)	60,450	1,180
Xerox	231,000	3,153
Yelp, Cl A *(A)	87,925	4,221
Zebra Technologies, Cl A *	800	73

		495,997

Materials — 2.7%
Air Products & Chemicals	53,110	8,293
Alcoa	147,630	2,183
Celanese, Cl A	25,100	1,433
CF Industries Holdings	17,560	5,377
Domtar	28,600	1,293
Eastman Chemical	24,000	1,787
Ecolab	95,470	11,031
Freeport-McMoRan Copper & Gold, Cl B	43,500	941
Huntsman	68,200	1,532
International Paper	16,280	918
LyondellBasell Industries, Cl A	95,582	8,211
Mosaic	24,330	1,296
Owens-Illinois *	45,900	1,201
PPG Industries	31,351	7,379
Rock Tenn, Cl A	25,100	1,723
Steel Dynamics	55,200	1,006
United States Steel (A)	360,080	8,624
Westlake Chemical	13,600	908

		65,136

Telecommunication Services — 1.1%
AT&T	377,210	13,037
CenturyLink	80,880	3,062
Level 3 Communications *	118,690	6,393
Verizon Communications	77,800	3,847

		26,339

Utilities — 2.9%
AES	268,790	3,486
Ameren	41,800	1,773
American Electric Power	227,600	13,105
Atmos Energy	6,400	339
Calpine *	146,940	3,115

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

February 28, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Consolidated Edison	9,300	$587
DTE Energy	46,200	3,790
Duke Energy	8,100	636
Edison International	151,610	9,741
Entergy	151,990	12,085
Exelon	64,000	2,171
FirstEnergy	46,200	1,616
NRG Energy	33,590	806
PG&E	50,600	2,719
Pinnacle West Capital	16,800	1,077
Public Service Enterprise Group	203,400	8,555
SCANA	30,300	1,725
Vectren	19,400	866

		68,192

Total Common Stock (Cost $1,560,654) ($ Thousands)		2,199,590

AFFILIATED PARTNERSHIP — 1.8%
SEI Liquidity Fund, L.P.
0.090% ** †(B)	41,733,406	41,733

Total Affiliated Partnership (Cost $41,733) ($ Thousands)		41,733

CASH EQUIVALENTS — 5.0%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund
0.010% **	11,765,150	11,765
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	107,740,297	107,740

Total Cash Equivalents (Cost $119,505) ($ Thousands)		119,505

U.S. TREASURY OBLIGATIONS (C) (D) — 0.3%
U.S. Treasury Bills
0.135%, 03/05/2015	$400	400
0.006%, 05/28/2015	6,100	6,100

Total U.S. Treasury Obligations (Cost $6,500) ($ Thousands)		6,500

Total Investments — 99.5% (Cost $1,728,392) ($ Thousands) ††		$2,367,328

A list of the open futures contracts held by the Fund at February 28, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	798	Mar-2015	$361
S&P Mid 400 Index EMINI	69	Mar-2015	18

			$379

For the period ended February 28, 2015 the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,379,854 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2015.

†	Investment in Affiliated Security.

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $1,728,392 ($ Thousands), and the unrealized appreciation and depreciation were $660,980 ($ Thousands) and $(22,044) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 28, 2015. The total market value of securities on loan at February 28, 2015 was $40,333 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2015 was $41,733 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,199,590	$—	$—	$2,199,590
Affiliated Partnership	—	41,733	—	41,733
Cash Equivalents	119,505	—	—	119,505
U.S. Treasury Obligations	—	6,500	—	6,500

Total Investments in Securities	$2,319,095	$48,233	$—	$2,367,328

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$379	$—	$—	$379

Total Other Financial Instruments	$379	$—	$—	$379

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.5%

Consumer Discretionary — 13.2%
AutoZone *	292	$188
Cablevision Systems, Cl A	3,839	72
Carter’s	606	54
Dana Holdings	6,500	142
Deckers Outdoor *	1,107	82
Delphi Automotive	2,022	159
DIRECTV *	8,971	795
Discovery Communications, Cl C *	13,292	406
Dollar Tree *	673	54
Foot Locker	5,570	313
Gap	3,887	162
General Motors	24,019	896
Kohl’s	4,742	350
L Brands	6,220	571
Lear	2,446	267
Liberty Interactive, Cl A *	20,737	612
Lowe’s	1,890	140
Macy’s	2,403	153
Magna International, Cl A	1,123	122
NIKE, Cl B	8,699	845
Nordstrom	3,065	246
NVR *	74	98
priceline.com *	576	713
Sally Beauty Holdings *	12,841	430
Toyota Motor ADR	10,745	1,455
Tribune *	8,437	556
Whirlpool	1,612	342
Wyndham Worldwide	1,721	158
Wynn Resorts	1,165	166

		10,547

Consumer Staples — 4.4%
Altria Group	3,640	205
Bunge	7,344	601
Clorox	2,953	321
Coca-Cola Enterprises	8,838	408
ConAgra Foods	2,209	77
Dr. Pepper Snapple Group	4,798	378
Kimberly-Clark	2,662	292
Kroger	4,226	301
Lorillard	3,928	268
Walgreens Boots Alliance	8,150	677

		3,528

Energy — 8.2%
Apache	4,623	304
Baker Hughes	2,399	150
BP PLC ADR	11,969	496
Cameron International *	4,388	207
Canadian Natural Resources	8,374	244
Cimarex Energy	2,071	227
Continental Resources *	1,073	48
EOG Resources	6,268	562
Exxon Mobil	2,339	207
Halliburton	12,491	536
Hess	7,539	566
Kinder Morgan	15,007	615
Marathon Petroleum	4,130	434
Occidental Petroleum	6,076	473
Oil States International *	4,709	205
Schlumberger	3,110	262
SM Energy	958	47

Description	Shares	Market Value ($ Thousands)

Tesoro	1,924	$177
Valero Energy	5,994	370
Williams	8,752	429

		6,559

Financials — 16.2%
Aflac	6,911	430
Allstate	10,584	747
American International Group	4,625	256
Ameriprise Financial	334	45
Bank of America	27,919	441
Berkshire Hathaway, Cl B *	1,561	230
Blackstone Group	14,664	549
CBOE Holdings	1,276	77
CBRE Group, Cl A *	16,156	554
Citigroup	29,628	1,553
Crown Castle International ‡	9,883	853
Hartford Financial Services Group	13,736	563
Hatteras Financial ‡	2,667	49
IntercontinentalExchange Group	3,271	770
JPMorgan Chase	20,930	1,283
KKR, Cl Miscellaneous	24,687	564
MetLife	14,959	760
PartnerRe	3,779	433
PNC Financial Services Group	6,841	629
Principal Financial Group	930	48
Prudential Financial	1,146	93
Santander Consumer USA Holdings	21,500	484
T. Rowe Price Group	4,937	408
Travelers	6,073	652
Two Harbors Investment ‡	7,421	77
Wells Fargo	2,248	123
Weyerhaeuser ‡	6,504	228

		12,899

Health Care — 13.1%
AbbVie	1,550	94
Allergan	3,910	910
AmerisourceBergen	7,481	769
Anthem	4,052	593
Becton Dickinson	325	48
Biogen Idec *	1,079	442
Cardinal Health	8,547	752
Celgene *	10,207	1,240
Cigna	879	107
Endo International *	1,930	165
Express Scripts Holding *	3,276	278
Gilead Sciences *	3,933	407
HCA Holdings *	395	28
Henry Schein *	2,941	412
Horizon Pharma *	4,426	91
Humana	1,516	249
Jazz Pharmaceuticals *	833	142
Laboratory Corp of America Holdings *	2,730	336
McKesson	1,104	253
Merck	10,253	600
Mettler Toledo International *	1,259	395
Mylan Laboratories *	1,459	84
Novo Nordisk ADR	13,014	621
Omnicare	3,141	241
Perrigo	2,143	331
Pfizer	4,105	141
Quest Diagnostics	2,083	146

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

United Therapeutics *	1,152	$179
Valeant Pharmaceuticals International *	1,972	389

		10,443

Industrials — 10.2%
Alaska Air Group	6,060	386
American Airlines Group	13,478	646
Avis Budget Group *	3,086	187
Boeing	1,792	270
Caterpillar	4,133	342
Chicago Bridge & Iron	7,017	324
Cummins	2,979	424
Delta Air Lines	19,004	846
Eaton	8,785	624
FedEx	3,092	547
Generac Holdings *	3,337	164
General Electric	36,976	961
Hertz Global Holdings *	3,236	75
Huntington Ingalls Industries	315	45
Joy Global	2,669	118
Lockheed Martin	2,826	565
Northrop Grumman	3,265	541
Oshkosh Truck	5,752	281
Rockwell Automation	1,202	141
Southwest Airlines	8,686	375
United Continental Holdings *	3,710	242
Verisk Analytics, Cl A *	662	48

		8,152

Information Technology — 22.3%
Activision Blizzard	5,412	126
Adobe Systems *	3,638	288
Apple	11,614	1,492
Applied Materials	14,732	369
Baidu ADR *	2,612	532
Check Point Software Technologies *	2,606	218
Cisco Systems	32,767	967
Citrix Systems *	1,916	122
Computer Sciences	3,777	268
Corning	10,841	264
eBay *	16,233	940
Electronic Arts *	13,317	761
Equinix	4,371	980
Flextronics International *	14,117	172
Google, Cl A *	841	473
Google, Cl C *	777	434
Hewlett-Packard	11,999	418
Intel	19,100	635
International Business Machines	3,209	520
Intuit	6,868	671
Jabil Circuit	11,448	251
Lam Research	5,305	438
Lexmark International, Cl A	4,965	212
Mastercard, Cl A	11,559	1,042
Micron Technology *	21,943	673
Microsoft	27,374	1,200
Qualcomm	10,258	744
Seagate Technology	5,188	317
Symantec	11,704	295
Take-Two Interactive Software *	6,538	173
VeriSign *	2,381	153
Visa, Cl A	2,706	734
Western Digital	3,058	327

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Western Union	19,688	$384
Xerox	5,670	77
Yelp, Cl A *	2,357	113

		17,783

Materials — 2.6%
Alcoa	19,923	295
Dow Chemical	6,699	330
Eastman Chemical	3,511	261
International Paper	3,414	193
Mosaic	3,530	188
Reliance Steel & Aluminum	7,407	422
Rio Tinto ADR	4,878	241
United States Steel	5,997	143

		2,073

Telecommunication Services — 2.4%
CenturyLink	7,029	266
China Mobile ADR	6,661	451
Verizon Communications	24,626	1,218

		1,935

Utilities — 0.9%
Edison International	10,184	654
Entergy	1,254	100

		754

Total Common Stock (Cost $59,404) ($ Thousands)		74,673

CASH EQUIVALENT — 17.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	14,173,269	14,173

Total Cash Equivalent (Cost $14,173) ($ Thousands)		14,173

U.S. TREASURY OBLIGATION (A) (B) — 0.9%
U.S. Treasury Bills
0.012%, 05/28/2015	$700	700

Total U.S. Treasury Obligation (Cost $700) ($ Thousands)		700

Total Investments — 112.1% (Cost $74,277) ($ Thousands) ††		$89,546

A list of the open futures contracts held by the Fund at February 28, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index EMINI	1	Mar-2015	$7
S&P 500 Index EMINI	25	Mar-2015	83

			$90

For the period ended February 28, 2015 the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

February 28, 2015

Percentages	are based on a Net Assets of $79,874 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2015.

†	Investment in Affiliated Security.

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $74,277 ($ Thousands), and the unrealized appreciation and depreciation were $15,881 ($ Thousands) and $(612) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poor’s

The following is a list of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$74,673	$—	$—	$74,673
Cash Equivalent	14,173	—	—	14,173
U.S. Treasury Obligation	—	700	—	700

Total Investments in Securities	$88,846	$700	$—	$89,546

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$90	$—	$—	$90

Total Other Financial Instruments	$90	$—	$—	$90

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Consumer Discretionary — 11.4%
Advance Auto Parts	140,604	$21,784
Aramark	120,811	3,824
AutoZone *	48,358	31,079
Best Buy	69,400	2,644
Big Lots	45,658	2,178
Bloomin’ Brands	82,330	2,121
BorgWarner	16,200	996
Cablevision Systems, Cl A (A)	39,918	750
Carnival, Cl A	101,500	4,465
Carter’s	15,850	1,407
Chico’s FAS	71,325	1,300
Chipotle Mexican Grill, Cl A *	2,500	1,662
Comcast, Cl A	851,744	50,577
Comcast, Special Class A (A)	120,950	7,129
Cracker Barrel Old Country Store	8,600	1,299
Darden Restaurants	26,600	1,702
Delphi Automotive	470,137	37,065
Dick’s Sporting Goods	26,275	1,421
Dillard’s, Cl A	15,423	2,007
DIRECTV *	70,937	6,285
Discovery Communications, Cl A *	126,167	4,075
Discovery Communications, Cl C *	96,900	2,956
Dollar Tree *	79,300	6,319
Dunkin’ Brands Group	106,720	5,001
Expedia (A)	15,193	1,394
Express *	20,600	285
Foot Locker	14,391	808
Fox Factory Holding *	69,170	1,031
Gap	118,100	4,913
Garmin (A)	13,400	665
General Motors	350,360	13,072
Gentherm *	30,675	1,425
Genuine Parts	142,472	13,689
Harman International Industries	12,100	1,670
Helen of Troy *	8,100	620
Home Depot	435,302	49,951
Houghton Mifflin Harcourt *	254,234	5,029
Hyatt Hotels, Cl A *	27,380	1,658
Interpublic Group	55,200	1,231
J.C. Penney *(A)	67,880	577
Kohl’s	172,850	12,756
L Brands	23,700	2,177
Leggett & Platt	26,400	1,189
LifeLock *	49,885	697
Lowe’s	64,500	4,779
Macy’s	179,658	11,448
Madison Square Garden, Cl A *	24,680	1,934
Marriott International, Cl A	264,053	21,943
Marriott Vacations Worldwide	6,400	487
McDonald’s	113,666	11,241
MDC Partners, Cl A	60,730	1,580
Michael Kors Holdings *	95,600	6,444
Modine Manufacturing *	82,813	1,073
Murphy USA *	30,431	2,160
NetFlix *	1,000	475
Newell Rubbermaid	29,300	1,151
NIKE, Cl B	190,713	18,522
Norwegian Cruise Line Holdings *	61,675	3,042

Description	Shares	Market Value ($ Thousands)

O’Reilly Automotive *	15,000	$3,122
PetSmart	5,832	484
PVH	44,790	4,771
Ross Stores	79,400	8,401
Royal Caribbean Cruises	14,500	1,108
ServiceMaster Global Holdings *	144,960	5,014
Staples	35,900	602
Steven Madden *	28,130	1,027
Target	226,311	17,388
Tenneco *	18,520	1,079
Time Warner	133,935	10,964
Time Warner Cable, Cl A	39,182	6,036
Twenty-First Century Fox, Cl A	312,527	10,939
Ulta Salon Cosmetics & Fragrance *	25,749	3,625
Under Armour, Cl A *	32,200	2,480
VF	23,800	1,825
Viacom, Cl B	235,465	16,468
Walt Disney	122,250	12,724
Whirlpool	1,900	403
Williams-Sonoma	15,555	1,251
Wyndham Worldwide	2,800	256
Yum! Brands	14,500	1,176

		512,305

Consumer Staples — 9.5%
Altria Group	552,992	31,128
Archer-Daniels-Midland	430,617	20,618
Cal-Maine Foods (A)	21,900	824
Coca-Cola	343,152	14,859
Colgate-Palmolive	57,600	4,079
ConAgra Foods	129,800	4,540
Constellation Brands, Cl A *	54,600	6,264
Costco Wholesale	21,100	3,101
CVS Caremark	298,671	31,023
Diageo	459,620	13,748
Dr. Pepper Snapple Group	52,605	4,145
Henkel	228,606	24,106
Hormel Foods	23,400	1,369
JM Smucker	46,745	5,392
Kimberly-Clark	59,772	6,554
Kroger	420,484	29,917
Lorillard	55,224	3,778
Molson Coors Brewing, Cl B	120,268	9,127
Mondelez International, Cl A	774,260	28,597
Monster Beverage *	54,800	7,733
PepsiCo	629,100	62,268
Philip Morris International	347,841	28,857
Pilgrim’s Pride (A)	173,990	4,773
Procter & Gamble	261,701	22,279
Reynolds American	23,177	1,753
Sysco	233,325	9,097
Tyson Foods, Cl A	107,289	4,432
Walgreens Boots Alliance	49,500	4,113
Wal-Mart Stores	469,446	39,401

		427,875

Energy — 6.0%
Anadarko Petroleum	21,300	1,794
Baker Hughes	17,714	1,107
Chevron	339,612	36,230
Cimarex Energy	16,700	1,832
ConocoPhillips	200,821	13,093
CVR Energy (A)	47,075	1,977
EOG Resources	141,367	12,683
EQT	35,200	2,809

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Exxon Mobil	453,493	$40,152
FMSA Holdings *(A)	174,130	1,174
Halliburton	257,245	11,046
Helmerich & Payne	17,200	1,153
Hess	22,200	1,667
HollyFrontier	15,595	686
Marathon Petroleum	154,015	16,172
Memorial Resource Development *	71,095	1,458
Nabors Industries	19,400	249
National Oilwell Varco	288,950	15,704
Newfield Exploration *	44,500	1,470
Noble (A)	270,800	4,506
Noble Energy	395,600	18,684
Occidental Petroleum	118,041	9,193
ONEOK	113,100	5,006
PDC Energy *	26,000	1,344
Phillips 66	289,693	22,729
Schlumberger	125,280	10,544
Spectra Energy	19,600	696
Targa Resources	19,800	1,972
Tesoro	92,402	8,486
Valero Energy	171,404	10,574
Western Refining	27,400	1,290
Williams	60,800	2,982
World Fuel Services	167,063	9,147

		269,609

Financials — 14.6%
Aflac	64,800	4,034
Allstate	164,845	11,638
Ally Financial *	488,398	10,149
American Express	271,814	22,177
American International Group	727,199	40,236
American Tower, Cl A ‡	22,200	2,201
Ameriprise Financial	26,636	3,559
Annaly Capital Management ‡	442,900	4,704
Apartment Investment & Management, Cl A ‡	60,100	2,265
Arch Capital Group *	32,215	1,906
Assurant	16,600	1,017
Assured Guaranty	32,200	854
AvalonBay Communities ‡	13,000	2,188
Bank of America	449,173	7,101
Bank of New York Mellon	206,520	8,083
Berkshire Hathaway, Cl B *	277,854	40,959
BlackRock, Cl A	1,200	446
BOK Financial	13,663	806
Boston Properties ‡	8,500	1,168
Capital One Financial	119,969	9,443
CBOE Holdings	25,075	1,505
CBRE Group, Cl A *	536,243	18,372
Chambers Street Properties ‡	77,500	635
Charles Schwab	324,075	9,508
Chimera Investment ‡	559,443	1,796
CIT Group	73,380	3,394
Citigroup	1,110,445	58,210
CME Group, Cl A	241,410	23,158
Comerica	36,100	1,653
Crown Castle International ‡	66,300	5,722
DCT Industrial Trust ‡	36,410	1,314
Digital Realty Trust ‡	85,040	5,645
Discover Financial Services	284,163	17,328
E*TRADE Financial *	3,300	86
East West Bancorp	89,390	3,571
Equity Residential ‡	31,900	2,457

Description	Shares	Market Value ($ Thousands)

Essex Property Trust ‡	12,500	$2,780
Extra Space Storage ‡	25,280	1,663
Franklin Resources	58,000	3,122
Franklin Street Properties ‡	42,800	541
General Growth Properties ‡	32,400	940
Genworth Financial, Cl A *	860,610	6,670
Goldman Sachs Group	33,900	6,434
Great Western Bancorp	63,425	1,459
Hartford Financial Services Group	325,025	13,313
HCP ‡	3,700	157
Health Care ‡	18,000	1,388
Hospitality Properties Trust ‡	60,400	1,861
Host Hotels & Resorts ‡	184,071	3,865
Huntington Bancshares	30,100	329
Iberiabank	30,905	1,951
IntercontinentalExchange Group	69,318	16,315
Invesco	7,700	310
Iron Mountain ‡	19,600	720
Jones Lang LaSalle	100,133	16,146
JPMorgan Chase	888,265	54,433
KeyCorp	468,400	6,525
Kilroy Realty ‡	23,550	1,742
Kimco Realty ‡	17,100	449
LaSalle Hotel Properties ‡	33,705	1,312
Lazard, Cl A	161,658	8,225
Legg Mason	28,800	1,650
Lincoln National	14,900	859
Macerich ‡	14,200	1,188
Marsh & McLennan	247,150	14,060
MBIA *	35,933	323
McGraw Hill Financial	187,830	19,365
Moody’s	29,100	2,821
Morgan Stanley	69,400	2,484
NASDAQ OMX Group	6,400	321
Navient	51,000	1,092
Nelnet, Cl A	11,500	536
Old Republic International	333,726	5,059
PacWest Bancorp	43,965	2,015
PNC Financial Services Group	5,100	469
Principal Financial Group	3,900	200
Prologis ‡	100,800	4,305
Public Storage ‡	6,600	1,302
Regions Financial	75,800	728
RLJ Lodging Trust ‡	22,800	725
Signature Bank NY *	66,210	8,167
Simon Property Group ‡	146,672	27,920
Springleaf Holdings, Cl A *	32,635	1,255
Synovus Financial	74,292	2,079
Torchmark	46,200	2,460
Travelers	21,000	2,256
United Bankshares (A)	52,675	1,973
Unum Group	31,700	1,064
US Bancorp	143,266	6,391
Vornado Realty Trust ‡	14,600	1,607
Voya Financial	643,112	28,419
Wells Fargo	558,025	30,574
Weyerhaeuser ‡	7,300	256
Wintrust Financial	31,970	1,506

		657,367

Health Care — 15.0%
Abbott Laboratories	68,200	3,231
AbbVie	598,568	36,213
Actavis *	106,888	31,143
Aetna	106,195	10,572

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Alexion Pharmaceuticals *	27,900	$5,032
Allergan	45,771	10,653
AMAG Pharmaceuticals *	20,000	984
AmerisourceBergen	114,691	11,786
Amgen	178,138	28,096
Anthem	42,200	6,180
Aratana Therapeutics *	51,630	994
Baxter International	45,170	3,124
Biogen Idec *	47,435	19,429
Bristol-Myers Squibb	662,200	40,341
Brookdale Senior Living, Cl A *	48,555	1,821
Bruker *	85,550	1,628
C.R. Bard	27,500	4,651
Cardinal Health	218,454	19,222
CareFusion *	30,859	1,854
Celgene *	34,300	4,169
Cerner *	56,300	4,057
Cigna	51,300	6,240
DaVita *	6,400	477
Edwards Lifesciences *	35,954	4,783
Eli Lilly	449,633	31,551
Express Scripts Holding *	324,680	27,530
Fluidigm *(A)	23,030	1,018
Gilead Sciences *	363,557	37,639
HCA Holdings *	242,880	17,376
Hospira *	13,500	1,182
Humana	15,500	2,548
Invitae *	28,780	538
Johnson & Johnson	637,027	65,302
Mallinckrodt *	25,300	2,953
McKesson	54,482	12,460
Medtronic	61,635	4,782
Merck	520,095	30,446
Mylan Laboratories *	275,465	15,791
Pfizer	1,353,431	46,450
Phibro Animal Health, Cl A	40,095	1,454
Quintiles Transnational Holdings *	165,210	10,735
Regeneron Pharmaceuticals *	8,381	3,468
Sirona Dental Systems *	11,745	1,067
St. Jude Medical	12,200	813
Tenet Healthcare *	4,500	208
Thermo Fisher Scientific	127,405	16,563
United Therapeutics *	11,725	1,818
UnitedHealth Group	335,065	38,073
Universal Health Services, Cl B	36,700	4,160
Varian Medical Systems *	3,200	297
Vertex Pharmaceuticals *	52,225	6,237
Zoetis, Cl A	753,981	34,751

		673,890

Industrials — 11.3%
3M	195,649	32,996
Actuant, Cl A	46,230	1,176
Acuity Brands	3,600	571
ADT	9,300	365
Advanced Drainage Systems	43,130	1,171
Air Lease, Cl A	46,625	1,783
Alaska Air Group	22,350	1,423
Allegiant Travel, Cl A	2,000	367
Allegion	22,833	1,318
Altra Industrial Motion	31,355	856
American Airlines Group	267,379	12,808
AO Smith	10,100	637
Applied Industrial Technologies	23,875	1,046
Avis Budget Group *	35,099	2,128

Description	Shares	Market Value ($ Thousands)

B/E Aerospace	15,975	$1,015
Boeing	5,800	875
C.H. Robinson Worldwide	15,800	1,174
Canadian National Railway	171,420	11,852
Caterpillar	25,600	2,122
Cintas	25,100	2,095
Continental Building Products *	19,300	402
CSX	246,140	8,445
Curtiss-Wright	3,400	247
Danaher	35,000	3,055
Deere (A)	259,855	23,543
Delta Air Lines	119,100	5,302
Dun & Bradstreet	1,700	225
Eaton	94,335	6,699
Eaton	2,300	163
Echo Global Logistics *	36,939	1,073
EMCOR Group	27,585	1,215
Emerson Electric	127,700	7,396
FedEx	65,800	11,645
General Dynamics	89,800	12,462
General Electric	2,076,035	53,956
Honeywell International	276,718	28,441
Huntington Ingalls Industries	7,600	1,074
Joy Global (A)	133,915	5,935
Kansas City Southern	3,400	394
KLX *	12,335	493
L-3 Communications Holdings, Cl 3	10,600	1,372
Lincoln Electric Holdings	5,300	366
Lockheed Martin	157,319	31,472
Manpowergroup	150,771	12,131
Masco	387,003	10,136
Nielsen Holdings (A)	237,550	10,740
Norfolk Southern	4,700	513
Northrop Grumman	63,300	10,489
On Assignment *	35,470	1,355
Paccar	94,769	6,070
Parker Hannifin	93,945	11,526
Pitney Bowes	37,700	873
Quanta Services *	43,470	1,251
Raytheon	42,700	4,645
Republic Services, Cl A	252,250	10,322
Robert Half International	246,701	15,286
Rockwell Automation	41,005	4,799
Ryder System	21,000	1,974
Southwest Airlines	581,943	25,163
TAL International Group (A)	21,975	917
Toro	19,495	1,319
TriMas *	44,725	1,340
Tyco International	691,655	29,202
Union Pacific	186,800	22,464
United Parcel Service, Cl B	123,200	12,533
United Rentals *	35,800	3,331
United Technologies	211,583	25,794
Woodward Governor	25,690	1,247

		508,573

Information Technology — 20.8%
Accenture, Cl A	211,868	19,074
Adobe Systems *	6,500	514
Alliance Data Systems *	6,300	1,755
Amdocs	355,510	18,664
Amphenol, Cl A	35,600	2,010
Apple	1,382,789	177,633
Applied Materials	493,000	12,350
ARRIS Group *	7,949	234

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Arrow Electronics *	8,100	$502
Automatic Data Processing	110,905	9,853
Avago Technologies, Cl A	68,000	8,678
Blackhawk Network Holdings, Cl A *(A)	99,230	3,675
Blackhawk Network Holdings, Cl B *	2,105	77
Booz Allen Hamilton Holding, Cl A	152,394	4,535
Broadcom, Cl A	46,800	2,117
Broadridge Financial Solutions	42,900	2,284
BroadSoft *	44,295	1,393
CDW	21,100	794
Cisco Systems	1,923,741	56,770
Citrix Systems *	113,805	7,247
Computer Sciences	91,043	6,457
Corning	64,600	1,576
DST Systems	162,497	17,272
eBay *	301,900	17,483
Electronic Arts *(A)	193,084	11,041
EMC	810,675	23,461
F5 Networks *	30,500	3,602
Facebook, Cl A *	266,410	21,038
FactSet Research Systems	4,914	764
Fidelity National Information Services	21,900	1,480
Fiserv *	73,800	5,762
FLIR Systems	50,880	1,642
Freescale Semiconductor *(A)	157,289	5,680
Google, Cl A *	84,255	47,404
Google, Cl C *	96,335	53,794
Harris	50,000	3,884
Hewlett-Packard	752,847	26,229
Informatica *	34,920	1,500
Ingram Micro, Cl A *	26,800	662
Intel	1,132,891	37,669
International Business Machines	135,796	21,991
Intuit	26,137	2,552
j2 Global (A)	24,025	1,616
Jabil Circuit	40,900	899
Jack Henry & Associates	4,500	295
Kla-Tencor	25,600	1,663
Lam Research	12,400	1,022
Littelfuse	7,515	754
MA-COM Technology Solutions Holdings *	21,880	738
Mastercard, Cl A	267,145	24,078
MAXIMUS	21,500	1,273
Micron Technology *	491,453	15,073
Microsemi *	47,585	1,534
Microsoft	1,732,013	75,949
NeuStar, Cl A *(A)	15,675	416
NXP Semiconductor *	156,020	13,245
Oracle	366,416	16,056
Qualcomm	304,230	22,060
Red Hat *	112,980	7,809
Rovi *	45,805	1,140
SanDisk (A)	28,000	2,238
Seagate Technology	111,153	6,794
Skyworks Solutions	129,796	11,389
Symantec	277,600	6,984
Texas Instruments	214,700	12,624
Universal Display *	31,695	1,090
Vantiv, Cl A *	42,720	1,580
Visa, Cl A	45,184	12,259

Description	Shares	Market Value ($ Thousands)

Western Digital	155,360	$16,620
Xerox	2,420,669	33,042
Yahoo! *	27,200	1,204

		934,546

Materials — 2.8%
Alcoa	390,600	5,777
Allegheny Technologies	13,200	444
Ball	24,500	1,757
Calgon Carbon	71,675	1,479
Celanese, Cl A	33,000	1,885
Compass Minerals International	38,124	3,457
Dow Chemical	91,681	4,514
E.I. du Pont de Nemours	44,291	3,448
Eastman Chemical	120,815	8,996
Ecolab	9,800	1,132
Headwaters *	14,500	238
International Flavors & Fragrances	5,700	695
KapStone Paper and Packaging	24,550	846
Koppers Holdings	32,710	527
LyondellBasell Industries, Cl A	298,329	25,629
Martin Marietta Materials	6,700	954
Monsanto	112,955	13,603
Owens-Illinois *	38,390	1,004
Potash Corp of Saskatchewan	63,318	2,273
Praxair	14,800	1,893
Schweitzer-Mauduit International	35,035	1,640
Sealed Air	3,700	175
Sherwin-Williams	62,990	17,965
Sigma-Aldrich	13,908	1,920
Teck Resources, Cl B (A)	146,400	2,354
Tronox, Cl A	57,340	1,241
Vulcan Materials	240,880	19,993

		125,839

Telecommunication Services — 1.7%
AT&T	643,097	22,225
CenturyLink	73,800	2,794
Frontier Communications (A)	78,000	623
Verizon Communications	984,319	48,675
Windstream Holdings (A)	216,000	1,704

		76,021

Utilities — 3.0%
AES	407,215	5,281
AGL Resources	114,300	5,613
Ameren	18,400	780
American Electric Power	51,238	2,950
AmeriGas Partners (A)	96,720	4,762
Centerpoint Energy	15,100	314
CMS Energy	78,000	2,740
Dominion Resources	71,600	5,162
DTE Energy	12,200	1,001
Duke Energy	45,100	3,543
Dynegy, Cl A *	36,600	1,020
Edison International	62,457	4,013
Entergy	120,767	9,602
Eversource Energy	11,300	585
Exelon	476,544	16,164
Integrys Energy Group	14,300	1,069
ITC Holdings	36,970	1,432
New Jersey Resources	30,690	1,921
NextEra Energy	61,900	6,404
NiSource	103,600	4,445

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

February 28, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Pattern Energy Group, Cl A	36,075	$1,004
Pepco Holdings	99,800	2,709
PG&E	14,400	774
Pinnacle West Capital	8,200	525
PPL	222,000	7,570
Public Service Enterprise Group	166,400	6,999
Questar	10,800	252
SCANA	4,900	279
Sempra Energy	51,200	5,540
Southern	555,568	25,440
TECO Energy	32,100	630
UGI	49,700	1,689
Vectren	10,200	455
Xcel Energy	5,900	208

		132,875

Total Common Stock (Cost $3,545,707) ($ Thousands)		4,318,900

	Number Of Rights
RIGHTS ‡‡ — 0.0%

United States — 0.0%
Safeway* - Casa Ley	85,749	87
Safeway* - PDC	85,749	4

Total Rights (Cost $—) ($ Thousands)		91

AFFILIATED PARTNERSHIP — 1.5%
SEI Liquidity Fund, L.P.
0.090% ** † (B)	69,387,209	69,387

Total Affiliated Partnership (Cost $69,387) ($ Thousands)		69,387

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	161,958,751	161,959

Total Cash Equivalent (Cost $161,959) ($ Thousands)		161,959

U.S. TREASURY OBLIGATIONS (C) — 0.3%
U.S. Treasury Bills
0.040%, 03/19/2015	$200	200
0.003%, 05/28/2015	11,207	11,206

Total U.S. Treasury Obligations (Cost $11,407) ($ Thousands)		11,406

Total Investments — 101.6% (Cost $3,788,460) ($ Thousands) ††		$4,561,743

A list of the open futures contracts held by the Fund at February 28, 2015 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	1,044	Mar-2015	$3,554

For the period ended February 28, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $4,491,939 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2015.

†	Investment in Affiliated Security.

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $3,788,460 ($ Thousands), and the unrealized appreciation and depreciation were $806,304 ($ Thousands) and $(33,021) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable.

(A)	This security or a partial position of this security is on loan at February 28, 2015. The total market value of securities on loan at February 28, 2015 was $67,728 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2015 was $69,387 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

Cl — Class

L.P. — Limited Partnership

The following is a list of the inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,318,900	$—	$—	$4,318,900
Rights	91	—	—	91
Affiliated Partnership	—	69,387	—	69,387
Cash Equivalent	161,959	—	—	161,959
U.S. Treasury Obligations	—	11,406	—	11,406

Total Investments in Securities	$4,480,950	$80,793	$—	$4,561,743

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$3,554	$—	$—	$3,554

Total Other Financial Instruments	$3,554	$—	$—	$3,554

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Consumer Discretionary — 12.7%
Aaron’s	5,400	$161
Abercrombie & Fitch, Cl A (A)	6,702	166
Advance Auto Parts	5,808	900
Amazon.com *	33,189	12,617
AMC Networks, Cl A *	5,485	395
Apollo Education Group, Cl A *	8,864	245
Aramark	4,500	142
Ascena Retail Group *	11,700	157
AutoNation *	5,632	346
AutoZone *	2,807	1,804
Bed Bath & Beyond *	16,515	1,233
Best Buy	24,947	950
Big Lots	5,200	248
BorgWarner	20,464	1,258
Brinker International	5,283	314
Cabela’s *(A)	4,800	261
Cablevision Systems, Cl A (A)	17,542	329
Carmax *	20,760	1,393
Carnival, Cl A	36,500	1,606
Carter’s	4,300	382
CBS, Cl B	44,299	2,618
Charter Communications, Cl A *	7,500	1,355
Chico’s FAS	13,700	250
Chipotle Mexican Grill, Cl A *	2,619	1,742
Choice Hotels International (A)	2,584	164
Cinemark Holdings	11,000	448
Clear Channel Outdoor Holdings, Cl A	700	7
Coach	23,367	1,018
Comcast, Cl A	226,225	13,433
CST Brands	7,148	298
Darden Restaurants	11,222	718
Deckers Outdoor *	3,200	238
DeVry Education Group	5,700	208
Dick’s Sporting Goods	8,758	474
Dillard’s, Cl A	1,900	247
DIRECTV *	39,939	3,539
Discovery Communications, Cl A *(A)	19,400	627
Discovery Communications, Cl C *	19,400	592
DISH Network, Cl A *	18,362	1,378
Dollar General *	26,800	1,946
Dollar Tree *	17,858	1,423
Domino’s Pizza	5,000	508
DR Horton	28,568	780
DreamWorks Animation SKG, Cl A *(A)	6,434	138
DSW, Cl A	7,200	271
Dunkin’ Brands Group	9,800	459
Expedia	8,567	786
Family Dollar Stores	8,762	690
Foot Locker	12,369	695
Ford Motor	342,484	5,596
Fossil Group *	4,000	344
GameStop, Cl A (A)	10,100	373
Gannett	20,059	710
Gap	21,721	904
Garmin	11,200	556
General Motors	141,600	5,283
Gentex	26,264	463
Genuine Parts	13,371	1,285

Description	Shares	Market Value ($ Thousands)

GNC Holdings, Cl A	8,000	$385
Goodyear Tire & Rubber	23,252	621
GoPro, Cl A *	1,900	80
Graham Holdings, Cl B	257	254
Groupon, Cl A *(A)	44,900	367
H&R Block	23,325	797
Hanesbrands	8,643	1,102
Harley-Davidson	20,603	1,310
Harman International Industries	5,768	796
Hasbro (A)	10,667	665
Hilton Worldwide Holdings *	12,400	351
Home Depot	120,815	13,864
Hyatt Hotels, Cl A *	3,800	230
International Game Technology	22,643	404
Interpublic Group	37,575	838
J.C. Penney *(A)	29,251	249
Jarden *	17,175	911
John Wiley & Sons, Cl A	4,042	261
Johnson Controls	56,345	2,863
Kate Spade *	11,900	410
Kohl’s	18,119	1,337
L Brands	20,857	1,916
Las Vegas Sands	32,293	1,837
Lear	6,900	751
Leggett & Platt (A)	11,219	505
Lennar, Cl A	15,430	775
Liberty Broadband, Cl A *	2,080	108
Liberty Broadband, Cl C *	5,408	282
Liberty Interactive, Cl A *	41,947	1,239
Liberty Media *	8,320	321
Liberty Media *	16,640	642
Liberty Tripadvisor Holdings, Cl A *	5,806	192
Liberty Ventures, Ser A *	12,082	485
Lions Gate Entertainment	7,400	241
Live Nation *	13,600	348
LKQ *	27,200	668
Lowe’s	89,610	6,639
Macy’s	30,330	1,933
Madison Square Garden, Cl A *	5,360	420
Marriott International, Cl A (A)	19,087	1,586
Mattel	28,942	762
McDonald’s	86,680	8,573
MGM Resorts International *	31,639	687
Michael Kors Holdings *	17,500	1,180
Michaels *	2,500	71
Mohawk Industries *	5,266	971
Morningstar	1,800	134
Murphy USA *	4,188	297
NetFlix *	5,200	2,470
Newell Rubbermaid	23,665	930
News, Cl A *	44,846	775
NIKE, Cl B	61,534	5,976
Nordstrom	11,812	950
Norwegian Cruise Line Holdings *	8,200	404
NVR *	324	432
Omnicom Group	22,344	1,777
O’Reilly Automotive *	9,240	1,923
Panera Bread, Cl A *	2,262	365
Penske Auto Group	4,000	197
PetSmart	8,373	694
Polaris Industries (A)	5,900	905
priceline.com *	4,600	5,692
PulteGroup	31,745	716

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

PVH	6,500	$692
Ralph Lauren, Cl A	5,080	698
Regal Entertainment Group, Cl A (A)	7,388	175
Restaurant Brands International (A)	18,800	831
Ross Stores	18,353	1,942
Royal Caribbean Cruises	14,800	1,131
Sally Beauty Holdings *	14,200	476
Scripps Networks Interactive, Cl A	9,172	663
Sears Holdings *(A)	2,128	80
SeaWorld Entertainment	6,400	120
Service International	17,694	440
ServiceMaster Global Holdings *	3,700	128
Signet Jewelers	7,000	839
Sirius XM Holdings *	232,500	904
Six Flags Entertainment	6,500	294
Staples	56,364	945
Starbucks	66,306	6,199
Starwood Hotels & Resorts Worldwide	15,584	1,252
Starz *	8,820	293
Target	56,785	4,363
Taylor Morrison Home, Cl A *	3,900	75
Tempur Sealy International *	5,600	322
Tesla Motors *(A)	8,200	1,667
Thomson Reuters (A)	33,600	1,319
Thor Industries	4,100	253
Tiffany	9,825	867
Time Warner	74,079	6,064
Time Warner Cable, Cl A	23,884	3,679
TJX	62,808	4,311
Toll Brothers *	15,751	603
Tractor Supply	12,300	1,084
TripAdvisor *	9,467	845
TRW Automotive Holdings *	8,893	927
Tupperware Brands	4,800	343
Twenty-First Century Fox, Cl A	169,785	5,942
Ulta Salon Cosmetics & Fragrance *	5,452	767
Under Armour, Cl A *	14,800	1,140
Urban Outfitters *	10,120	394
VF	29,068	2,228
Viacom, Cl B	36,469	2,551
Vista Outdoor *	5,672	247
Visteon *(A)	3,900	392
Walt Disney	152,772	15,901
Wendy’s	24,175	268
Whirlpool	6,687	1,417
Williams-Sonoma	7,962	641
Wyndham Worldwide	10,868	994
Wynn Resorts	6,896	983
Yum! Brands	37,548	3,046
zulily, Cl A *	1,700	24

		245,094

Consumer Staples — 8.8%
Altria Group	172,440	9,707
Archer-Daniels-Midland	56,379	2,699
Avon Products	40,706	346
Brown-Forman, Cl B	13,127	1,204
Bunge	12,000	981
Campbell Soup	14,778	689
Church & Dwight	11,807	1,005

Description	Shares	Market Value ($ Thousands)

Clorox	12,103	$1,315
Coca-Cola	350,540	15,178
Coca-Cola Enterprises	21,415	989
Colgate-Palmolive	80,650	5,712
ConAgra Foods	36,186	1,266
Constellation Brands, Cl A *	14,931	1,713
Costco Wholesale	38,781	5,699
Coty, Cl A	6,400	145
CVS Caremark	102,252	10,621
Dr. Pepper Snapple Group	17,500	1,379
Energizer Holdings	5,241	702
Estee Lauder, Cl A	19,708	1,629
Flowers Foods	16,525	358
General Mills	52,192	2,807
Hain Celestial Group *	8,400	525
Herbalife (A)	6,500	202
Hershey	13,998	1,453
Hormel Foods	12,278	718
Ingredion	6,600	543
JM Smucker	9,211	1,063
Kellogg	22,103	1,425
Keurig Green Mountain	12,100	1,544
Kimberly-Clark	32,618	3,577
Kraft Foods Group	51,302	3,286
Kroger	43,673	3,107
Lorillard	31,150	2,131
McCormick	11,093	836
Mead Johnson Nutrition, Cl A	17,486	1,832
Molson Coors Brewing, Cl B	12,262	930
Mondelez International, Cl A	149,206	5,511
Monster Beverage *	12,500	1,764
Nu Skin Enterprises, Cl A (A)	5,500	298
PepsiCo	133,952	13,259
Philip Morris International	139,068	11,537
Pilgrim’s Pride (A)	5,700	156
Pinnacle Foods	4,900	178
Procter & Gamble	238,474	20,301
Reynolds American	26,620	2,013
Rite Aid *	84,200	672
Spectrum Brands Holdings	1,900	178
Sprouts Farmers Market *	9,200	339
Sysco	51,048	1,990
Tyson Foods, Cl A	25,765	1,064
Walgreens Boots Alliance	82,625	6,865
Wal-Mart Stores	140,879	11,824
WhiteWave Foods, Cl A *	15,722	644
Whole Foods Market	31,704	1,791

		169,700

Energy — 7.4%
Anadarko Petroleum	43,640	3,676
Antero Resources *(A)	5,000	197
Apache	33,659	2,216
Atwood Oceanics	5,800	180
Baker Hughes	36,640	2,290
Cabot Oil & Gas	37,200	1,079
California Resources	28,181	202
Cameron International *	18,344	864
Cheniere Energy *	20,500	1,653
Chesapeake Energy	47,266	788
Chevron	167,902	17,912
Cimarex Energy	7,400	812
Cobalt International Energy *	33,000	338
Concho Resources *	9,600	1,046
ConocoPhillips	107,776	7,027

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

CONSOL Energy	19,644	$633
Continental Resources *(A)	8,000	356
CVR Energy	1,800	76
Denbury Resources (A)	32,324	272
Devon Energy	35,613	2,193
Diamond Offshore Drilling (A)	6,209	189
Dresser-Rand Group *	6,734	548
Dril-Quip *	3,700	269
Energen	6,637	429
EOG Resources	48,990	4,395
EP Energy, Cl A *(A)	4,000	45
EQT	13,266	1,059
Exxon Mobil	377,738	33,445
FMC Technologies *	20,920	835
Frank’s International	4,000	71
Golar LNG	4,500	140
Gulfport Energy *	7,200	330
Halliburton	71,736	3,080
Helmerich & Payne	8,650	580
Hess	24,012	1,803
HollyFrontier	16,726	736
Kinder Morgan	117,422	4,815
Kosmos Energy *	9,200	83
Laredo Petroleum Holdings *(A)	7,000	83
Marathon Oil	58,276	1,624
Marathon Petroleum	21,688	2,277
Memorial Resource Development *	4,600	94
Murphy Oil	15,454	786
Nabors Industries	26,800	343
National Oilwell Varco	36,180	1,967
Newfield Exploration *	12,799	423
Noble Energy	29,624	1,399
Oasis Petroleum *(A)	8,600	123
Occidental Petroleum	69,254	5,393
Oceaneering International	9,700	529
Oil States International *	4,300	187
ONEOK	17,758	786
Patterson-UTI Energy	13,232	247
PBF Energy, Cl A	7,000	218
Peabody Energy (A)	24,774	196
Phillips 66	48,988	3,844
Pioneer Natural Resources	12,444	1,898
QEP Resources	16,646	358
Range Resources	14,239	705
Rice Energy *	4,600	90
Rowan, Cl A	10,886	235
RPC	5,550	75
SandRidge Energy *(A)	45,400	80
Schlumberger	113,863	9,583
Seadrill (A)	30,700	354
Seventy Seven Energy *	3,547	17
SM Energy	5,500	267
Southwestern Energy *	30,776	772
Spectra Energy	58,509	2,076
Superior Energy Services	14,700	329
Targa Resources	3,300	329
Teekay	3,800	168
Tesoro	11,046	1,014
Tidewater (A)	4,570	129
Ultra Petroleum *(A)	14,100	229
Unit *	4,527	138
Valero Energy	46,636	2,877
Whiting Petroleum *	14,948	506
Williams	63,446	3,111

Description	Shares	Market Value ($ Thousands)

World Fuel Services	5,500	$301
WPX Energy *	18,748	202

		143,024

Financials — 16.5%
ACE	29,200	3,329
Affiliated Managers Group *	4,820	1,043
Aflac	39,656	2,469
Alexandria Real Estate Equities ‡	6,600	633
Alleghany *	1,504	711
Allied World Assurance Holdings	8,900	360
Allstate	36,725	2,593
Ally Financial *	23,900	497
American Campus Communities ‡	9,500	392
American Capital Agency ‡	31,659	679
American Express	79,734	6,505
American Financial Group	6,414	404
American Homes 4 Rent, Cl A ‡	13,200	220
American International Group	122,123	6,757
American National Insurance	222	23
American Realty Capital Properties ‡	81,400	799
American Tower, Cl A ‡	33,822	3,353
Ameriprise Financial	16,600	2,218
Annaly Capital Management ‡	82,111	872
Aon	25,144	2,523
Apartment Investment & Management, Cl A ‡	12,299	463
Arch Capital Group *	12,000	710
Arthur J Gallagher	13,304	625
Artisan Partners Asset Management, Cl A	2,500	121
Aspen Insurance Holdings	5,700	261
Associated Banc	14,684	274
Assurant	6,293	386
Assured Guaranty	15,100	400
AvalonBay Communities ‡	11,341	1,909
Axis Capital Holdings	8,800	456
Bank of America	917,263	14,502
Bank of Hawaii (A)	4,082	246
Bank of New York Mellon	102,409	4,008
BankUnited	9,600	311
BB&T	62,706	2,386
Berkshire Hathaway, Cl B *	161,200	23,762
BioMed Realty Trust ‡	16,900	376
BlackRock, Cl A	11,385	4,229
BOK Financial	2,475	146
Boston Properties ‡	13,184	1,812
Brandywine Realty Trust ‡	15,500	246
Brixmor Property Group ‡	5,100	130
Brown & Brown	11,124	358
Camden Property Trust ‡	7,547	549
Capital One Financial	51,325	4,040
CBL & Associates Properties ‡	15,700	314
CBOE Holdings	7,900	474
CBRE Group, Cl A *	24,917	854
Charles Schwab	95,585	2,804
Chimera Investment ‡	94,400	303
Chubb	21,118	2,121
Cincinnati Financial	14,486	764
CIT Group	16,600	768
Citigroup	265,204	13,902

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Citizens Financial Group	14,100	$350
City National	4,538	410
CME Group, Cl A	27,270	2,616
CNA Financial	1,700	71
Columbia Property Trust ‡	11,800	305
Comerica	15,553	712
Commerce Bancshares	7,442	309
Corporate Office Properties Trust ‡	7,900	232
Corrections Corp of America ‡	10,240	408
Crown Castle International ‡	29,196	2,520
Cullen/Frost Bankers (A)	4,568	310
DDR ‡	24,700	468
Digital Realty Trust ‡	12,000	797
Discover Financial Services	39,489	2,408
Douglas Emmett ‡	12,600	364
Duke Realty ‡	29,509	630
E*TRADE Financial *	26,500	690
East West Bancorp	12,300	491
Eaton Vance	11,010	464
Endurance Specialty Holdings	4,000	254
Equity Commonwealth ‡	11,525	305
Equity Lifestyle Properties ‡	7,700	415
Equity Residential ‡	30,487	2,348
Erie Indemnity, Cl A	2,419	210
Essex Property Trust ‡	5,354	1,191
Everest Re Group	4,200	745
Extra Space Storage ‡	10,100	664
Federal Realty Investment Trust ‡	6,096	866
Federated Investors, Cl B (A)	8,158	269
Fifth Third Bancorp	73,282	1,419
First Horizon National	21,756	311
First Niagara Financial Group	34,200	303
First Republic Bank	11,600	661
FNF Group	24,852	913
FNFV Group *	9,083	135
Forest City Enterprises, Cl A *	14,742	372
Franklin Resources	34,309	1,847
Fulton Financial	17,395	210
Gaming and Leisure Properties ‡	7,591	257
General Growth Properties ‡	49,353	1,432
Genworth Financial, Cl A *	44,092	342
Goldman Sachs Group	39,275	7,454
Hanover Insurance Group	3,793	266
Hartford Financial Services Group	38,810	1,590
HCC Insurance Holdings	9,041	505
HCP ‡	39,574	1,676
Health Care ‡	28,483	2,196
Healthcare Trust of America, Cl A ‡	11,200	311
Home Properties ‡	5,500	367
Hospitality Properties Trust ‡	13,466	415
Host Hotels & Resorts ‡	64,940	1,364
Howard Hughes *	3,673	550
Hudson City Bancorp	48,328	472
Huntington Bancshares	70,434	771
Interactive Brokers Group, Cl A	5,600	178
IntercontinentalExchange Group	9,680	2,278
Invesco	37,300	1,502
Iron Mountain ‡	16,503	606
Jones Lang LaSalle	4,000	645
JPMorgan Chase	333,534	20,439
KeyCorp	79,195	1,103

Description	Shares	Market Value ($ Thousands)

Kilroy Realty ‡	7,300	$540
Kimco Realty ‡	35,644	937
Lamar Advertising, Cl A ‡	7,040	409
Lazard, Cl A	11,000	560
Legg Mason (A)	9,181	526
Leucadia National	31,306	743
Liberty Property Trust ‡	12,806	477
Lincoln National	24,788	1,429
Loews	27,836	1,142
LPL Financial Holdings	7,900	354
M&T Bank	11,534	1,396
Macerich ‡	12,611	1,055
Markel *	1,250	932
Marsh & McLennan	46,665	2,655
MBIA *	13,559	122
McGraw-Hill	24,839	2,561
Mercury General	2,396	131
MetLife	83,909	4,265
MFA Mortgage Investments ‡	33,700	268
Mid-America Apartment Communities ‡	6,600	478
Moody’s	16,327	1,583
Morgan Stanley	137,178	4,910
MSCI, Cl A	10,300	578
NASDAQ OMX Group	10,500	527
National Retail Properties ‡	11,400	459
Nationstar Mortgage Holdings *(A)	2,500	67
Navient	35,614	762
New York Community Bancorp (A)	40,672	675
Northern Trust	20,305	1,418
NorthStar Asset Management Group	17,300	420
NorthStar Realty Finance ‡	17,300	332
Ocwen Financial *(A)	9,200	75
Old Republic International	23,390	355
Omega Healthcare Investors ‡(A)	11,400	457
Outfront Media ‡	12,680	380
PacWest Bancorp	9,600	440
Paramount Group ‡	13,200	242
PartnerRe	4,500	515
People’s United Financial	28,134	426
Piedmont Office Realty Trust, Cl A ‡(A)	14,600	268
Plum Creek Timber ‡(A)	15,921	692
PNC Financial Services Group	47,922	4,407
Popular *	9,053	312
Post Properties ‡	5,000	284
Principal Financial Group	27,608	1,413
ProAssurance	5,500	247
Progressive	50,680	1,351
Prologis ‡	43,118	1,842
Prudential Financial	39,363	3,183
Public Storage ‡	13,068	2,577
Raymond James Financial	11,321	647
Rayonier ‡	11,704	321
Realogy Holdings *	12,400	570
Realty Income ‡(A)	19,500	976
Regency Centers ‡	8,308	545
Regions Financial	130,787	1,257

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Reinsurance Group of America, Cl A	6,099	$545
RenaissanceRe Holdings	3,200	328
Retail Properties of America, Cl A ‡	21,400	339
Santander Consumer USA Holdings	8,000	180
SEI (B)	11,742	505
Senior Housing Properties Trust ‡	18,400	411
Signature Bank NY *	4,300	530
Simon Property Group ‡	27,381	5,212
SL Green Realty ‡(A)	8,268	1,049
SLM	37,014	351
Spirit Realty Capital ‡	32,700	401
StanCorp Financial Group	4,042	267
Starwood Property Trust ‡	19,500	476
State Street	36,594	2,724
SunTrust Banks	46,046	1,888
SVB Financial Group *	4,200	516
Synchrony Financial *(A)	11,700	374
Synovus Financial	12,096	339
T. Rowe Price Group	22,680	1,873
Tanger Factory Outlet Centers ‡	8,200	291
Taubman Centers ‡	5,800	420
TCF Financial	15,001	235
TD Ameritrade Holding	23,945	869
TFS Financial	6,200	87
Torchmark	12,087	644
Travelers	29,675	3,188
Two Harbors Investment ‡	31,800	332
UDR ‡	21,293	680
Unum Group	21,905	735
Urban Edge Properties ‡	8,168	196
US Bancorp	150,997	6,736
Validus Holdings	7,926	330
Ventas ‡	28,892	2,152
Vornado Realty Trust ‡	16,336	1,798
Voya Financial	11,500	508
Waddell & Reed Financial, Cl A	6,900	341
Weingarten Realty Investors ‡(A)	11,267	408
Wells Fargo	420,566	23,043
Weyerhaeuser ‡	45,373	1,593
White Mountains Insurance Group	547	365
WP Carey ‡	8,800	603
WP GLIMCHER ‡	15,090	261
WR Berkley	8,814	440
XL Group, Cl A	23,100	836
Zions Bancorporation	17,002	455

		318,449

Health Care — 14.0%
Abbott Laboratories	132,276	6,266
AbbVie	139,476	8,438
Actavis *	22,307	6,499
Aetna	30,335	3,020
Agilent Technologies	28,464	1,201
Alere *	7,400	336
Alexion Pharmaceuticals *	16,900	3,048
Align Technology *	7,700	442
Alkermes *	12,800	899
Allergan	26,196	6,097
Allscripts Healthcare Solutions *	16,500	198
Alnylam Pharmaceuticals *	5,900	599

Description	Shares	Market Value ($ Thousands)

AmerisourceBergen	19,524	$2,006
Amgen	66,258	10,450
Anthem	23,831	3,490
athenahealth *(A)	3,200	407
Baxter International	46,375	3,207
Becton Dickinson	16,744	2,457
Biogen Idec *	20,600	8,438
BioMarin Pharmaceutical *	13,000	1,392
Bio-Rad Laboratories, Cl A *	1,900	242
Bio-Techne	3,441	336
Boston Scientific *	113,439	1,917
Bristol-Myers Squibb	145,259	8,849
Brookdale Senior Living, Cl A *	15,100	566
Bruker *	9,400	179
C.R. Bard	6,585	1,114
Cardinal Health	28,729	2,528
CareFusion *	18,464	1,109
Catamaran *	18,348	916
Celgene *	70,160	8,527
Centene *	9,600	590
Cerner *(A)	25,696	1,852
Charles River Laboratories International *	4,443	341
Cigna	24,355	2,962
Community Health Systems *	10,191	494
Cooper	4,004	656
DaVita *	15,216	1,135
Dentsply International	11,998	636
Edwards Lifesciences *	9,414	1,252
Eli Lilly	86,561	6,074
Endo International *	13,497	1,155
Envision Healthcare Holdings *	7,700	282
Express Scripts Holding *	64,736	5,489
Gilead Sciences *	135,634	14,042
Halyard Health *	4,227	195
HCA Holdings *	28,200	2,017
Health Net *	7,602	436
Henry Schein *	7,584	1,062
Hill-Rom Holdings	5,224	250
Hologic *	21,200	686
Hospira *	14,481	1,268
Humana	13,375	2,199
Idexx Laboratories *	4,252	667
Illumina *	11,705	2,288
IMS Health Holdings *	6,800	179
Incyte *	12,900	1,107
Intercept Pharmaceuticals *	1,200	266
Intuitive Surgical *	3,100	1,550
Jazz Pharmaceuticals *	5,300	902
Johnson & Johnson	249,109	25,536
Laboratory Corp of America Holdings *	8,591	1,057
LifePoint Hospitals *	3,976	286
Mallinckrodt *	9,812	1,145
McKesson	20,366	4,658
Medivation *	6,900	811
MEDNAX *	8,500	608
Medtronic	124,226	9,639
Merck	257,943	15,100
Mettler Toledo International *	2,636	828
Mylan Laboratories *	32,319	1,853
Myriad Genetics *(A)	6,900	235
Omnicare	8,331	639
Patterson	7,683	385
PerkinElmer	10,134	476

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Perrigo	12,000	$1,854
Pfizer	562,222	19,296
Pharmacyclics *(A)	5,100	1,101
Premier, Cl A *	3,500	128
QIAGEN *	21,400	540
Quest Diagnostics	12,744	894
Quintiles Transnational Holdings *	4,400	286
Regeneron Pharmaceuticals *	6,800	2,814
ResMed	11,935	768
Salix Pharmaceuticals *	5,600	880
Seattle Genetics *(A)	9,100	330
Sirona Dental Systems *	5,200	472
St. Jude Medical	24,546	1,637
Stryker	28,504	2,701
Teleflex	3,740	455
Tenet Healthcare *	8,698	403
Thermo Fisher Scientific	35,725	4,644
United Therapeutics *	4,300	667
UnitedHealth Group	85,820	9,752
Universal Health Services, Cl B	7,576	859
Varian Medical Systems *(A)	8,930	830
VCA Antech *	8,139	434
Veeva Systems, Cl A *(A)	4,000	123
Vertex Pharmaceuticals *	20,000	2,389
Waters *	7,272	875
Zimmer Holdings	14,425	1,737
Zoetis, Cl A	43,244	1,993

		269,323

Industrials — 10.9%
3M	57,233	9,652
Acuity Brands	3,800	602
ADT (A)	15,400	604
AECOM Technology *	13,116	394
AGCO (A)	8,600	428
Air Lease, Cl A	7,900	302
Alaska Air Group	12,200	777
Allegion	8,866	512
Allison Transmission Holdings, Cl A	12,700	404
AMERCO *	700	229
American Airlines Group	61,400	2,941
Ametek	21,380	1,136
AO Smith	6,800	429
Armstrong World Industries *	4,100	229
Avis Budget Group *	9,700	588
B/E Aerospace	8,866	563
Babcock & Wilcox	9,850	306
Boeing	63,291	9,547
C.H. Robinson Worldwide	12,686	942
Carlisle	5,766	537
Caterpillar	55,888	4,633
Chicago Bridge & Iron (A)	9,095	420
Cintas	8,957	748
Clean Harbors *(A)	5,800	323
Colfax *	7,900	416
Con-way	4,223	187
Copa Holdings, Cl A	3,000	342
Copart *	10,318	386
Covanta Holding	9,700	210
Crane	4,700	314
CSX	85,596	2,937
Cummins	15,512	2,206
Danaher	54,402	4,748

Description	Shares	Market Value ($ Thousands)

Deere	30,919	$2,801
Delta Air Lines	73,300	3,263
Donaldson (A)	13,144	487
Dover	14,457	1,042
Dun & Bradstreet	3,256	431
Eaton	40,418	2,870
Emerson Electric	60,820	3,523
Equifax	10,956	1,023
Exelis	18,202	441
Expeditors International of Washington	16,848	814
Fastenal (A)	24,124	1,002
FedEx	26,444	4,680
Flowserve	11,600	721
Fluor	14,308	830
Fortune Brands Home & Security	14,020	649
GATX	4,200	262
General Dynamics	27,472	3,813
General Electric	883,223	22,955
Genesee & Wyoming, Cl A *	4,600	474
Graco	5,424	411
HD Supply Holdings *	9,600	283
Hertz Global Holdings *	40,100	925
Hexcel	8,800	419
Honeywell International	68,790	7,070
Hubbell, Cl B	5,392	614
Huntington Ingalls Industries	4,096	579
IDEX	7,093	548
IHS, Cl A *	6,200	729
Illinois Tool Works	29,380	2,905
Ingersoll-Rand	23,300	1,566
ITT	7,951	327
Jacobs Engineering Group *	12,302	545
JB Hunt Transport Services	7,772	665
Joy Global	8,933	396
Kansas City Southern	9,500	1,100
KAR Auction Services	11,600	423
KBR	13,180	215
Kennametal	7,000	245
Kirby *	5,200	401
KLX *	4,883	195
L-3 Communications Holdings, Cl 3	7,377	955
Landstar System	4,165	292
Lennox International	3,900	407
Lincoln Electric Holdings	7,400	511
Lockheed Martin	24,229	4,847
Manitowoc (A)	10,500	232
Manpowergroup	7,184	578
Masco	30,409	796
Middleby *	5,200	554
MRC Global *	8,800	113
MSC Industrial Direct, Cl A	4,220	308
Navistar International *(A)	4,900	143
Nielsen Holdings (A)	24,100	1,089
Nordson	5,800	446
Norfolk Southern	26,333	2,875
Northrop Grumman	18,278	3,029
NOW *(A)	9,870	210
Old Dominion Freight Line *	5,800	453
Orbital ATK	6,536	433
Oshkosh Truck	6,659	325
Owens Corning	10,800	428
Paccar	30,170	1,932

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Pall	9,345	$942
Parker Hannifin	12,804	1,571
Pentair	16,873	1,122
Pitney Bowes	18,085	419
Precision Castparts	12,346	2,670
Quanta Services *	19,700	567
Raytheon	26,568	2,890
Regal-Beloit	4,000	312
Republic Services, Cl A	22,742	931
Robert Half International	11,676	723
Rockwell Automation	12,904	1,510
Rockwell Collins	12,079	1,076
Rollins	5,900	198
Roper Industries	8,200	1,374
RR Donnelley & Sons (A)	19,177	366
Ryder System	4,806	452
Snap-on	4,991	735
SolarCity *(A)	4,000	205
Southwest Airlines	58,520	2,530
Spirit Aerosystems Holdings, Cl A *	10,800	532
Spirit Airlines *	6,400	498
SPX	3,511	313
Stanley Black & Decker	14,693	1,445
Stericycle *	7,426	1,002
Terex	10,048	275
Textron	24,022	1,064
Timken	7,869	334
Toro	5,020	340
Towers Watson, Cl A	5,500	723
TransDigm Group	4,700	1,019
Trinity Industries	14,400	484
Triumph Group	4,800	287
Tyco International	36,700	1,550
Union Pacific	79,332	9,540
United Continental Holdings *	32,600	2,125
United Parcel Service, Cl B	62,241	6,332
United Rentals *	8,700	810
United Technologies	80,290	9,788
USG *(A)	8,800	248
Valmont Industries (A)	2,400	299
Vectrus *	1,011	32
Verisk Analytics, Cl A *	14,200	1,020
Veritiv *	771	39
WABCO Holdings *	4,624	540
Wabtec	8,600	816
Waste Connections	11,350	533
Waste Management	39,394	2,146
WESCO International *(A)	4,100	285
WW Grainger	5,181	1,227
Xylem	15,502	553

		209,382

Information Technology — 19.0%
3D Systems *(A)	10,400	317
Accenture, Cl A	55,900	5,033
Activision Blizzard	44,256	1,032
Adobe Systems *	42,502	3,362
Advanced Micro Devices *(A)	63,134	196
Akamai Technologies *	15,818	1,100
Alliance Data Systems *	4,812	1,340
Altera	27,173	1,006
Amdocs	13,500	709
Amphenol, Cl A	26,984	1,524
Analog Devices	27,512	1,610

Description	Shares	Market Value ($ Thousands)

Ansys *	7,800	$671
AOL *	7,434	301
Apple	529,615	68,034
Applied Materials	104,155	2,609
Arista Networks *(A)	500	35
ARRIS Group *	11,900	350
Arrow Electronics *	8,789	545
Atmel	37,700	314
Autodesk *	20,237	1,300
Automatic Data Processing	41,192	3,660
Avago Technologies, Cl A	21,600	2,756
Avnet	12,410	568
AVX	1,424	20
Booz Allen Hamilton Holding, Cl A	6,700	199
Broadcom, Cl A	44,768	2,025
Broadridge Financial Solutions	9,773	520
Brocade Communications Systems	39,300	487
CA	28,538	928
Cadence Design Systems *(A)	25,563	469
CDK Global	14,397	674
CDW	8,200	309
Cisco Systems	447,527	13,206
Citrix Systems *	14,187	903
Cognizant Technology Solutions, Cl A *	54,876	3,429
CommScope Holding *	5,600	176
Computer Sciences	12,364	877
CoreLogic *	7,984	266
Corning	110,558	2,698
CoStar Group *	2,700	538
Cree *(A)	10,722	421
Diebold	5,529	197
Dolby Laboratories, Cl A	4,343	176
DST Systems	2,695	286
eBay *	111,511	6,458
EchoStar, Cl A *	3,732	203
Electronic Arts *(A)	27,065	1,548
EMC	182,897	5,293
Equinix	4,515	1,012
F5 Networks *	6,738	796
Facebook, Cl A *	174,400	13,772
FactSet Research Systems	3,900	607
Fidelity National Information Services	24,690	1,669
FireEye *(A)	8,100	359
First Solar *	6,600	394
Fiserv *	21,438	1,674
FleetCor Technologies *	7,400	1,135
FLIR Systems	11,700	378
Fortinet *	12,600	423
Freescale Semiconductor *(A)	9,500	343
Gartner *	7,600	632
Genpact *	15,700	349
Global Payments	6,034	554
Google, Cl A *	24,829	13,970
Google, Cl C *	25,129	14,032
Harris	8,989	698
Hewlett-Packard	166,670	5,807
HomeAway *	8,500	263
IAC	6,632	447
Informatica *	8,500	365
Ingram Micro, Cl A *	14,723	364
Intel	439,458	14,612

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

International Business Machines	83,598	$13,538
Intuit	24,786	2,420
IPG Photonics *(A)	3,000	288
Jabil Circuit	17,874	393
Jack Henry & Associates	7,900	517
JDS Uniphase *	21,240	292
Juniper Networks	37,525	897
Keysight Technologies *	14,932	561
Kla-Tencor	14,809	962
Knowles *(A)	8,378	160
Lam Research	14,452	1,192
Leidos Holdings	5,900	266
Lexmark International, Cl A	5,386	230
Linear Technology	21,057	1,015
LinkedIn, Cl A *	9,000	2,405
Marvell Technology Group	36,400	587
Mastercard, Cl A	88,200	7,950
Maxim Integrated Products	25,000	860
Microchip Technology (A)	17,022	873
Micron Technology *	91,316	2,801
Microsoft	726,700	31,866
Motorola Solutions	17,333	1,177
National Instruments	8,704	271
NCR *	15,189	447
NetApp	27,155	1,049
NetSuite *	3,600	347
Nuance Communications *	24,100	345
Nvidia	48,456	1,069
ON Semiconductor *	39,300	501
Oracle	286,920	12,573
Palo Alto Networks *	4,800	683
Pandora Media *	19,400	287
Paychex	30,407	1,515
PTC *	11,200	388
Qualcomm	147,759	10,714
Rackspace Hosting *	9,800	487
Red Hat *	16,427	1,135
Riverbed Technology *	14,700	308
Rovi *	8,500	211
Sabre	5,100	111
Salesforce.com *	55,252	3,833
SanDisk (A)	19,169	1,532
ServiceNow *	12,800	976
Skyworks Solutions	16,900	1,483
SolarWinds *	5,900	299
Solera Holdings	6,200	346
Splunk *	10,800	726
Stratasys *(A)	4,400	273
SunEdison *(A)	22,300	494
SunPower, Cl A *(A)	4,100	134
Symantec	59,648	1,501
Synopsys *	13,982	649
Tableau Software, Cl A *	3,600	338
Tech Data *	3,550	211
Teradata *	13,289	592
Teradyne	17,863	345
Texas Instruments	95,308	5,604
Total System Services	14,991	573
Trimble Navigation *	23,928	625
Twitter *	43,200	2,077
Vantiv, Cl A *	11,100	411
VeriFone Holdings *	10,200	359
VeriSign *(A)	9,785	626
Visa, Cl A	43,800	11,883
Vishay Intertechnology	12,950	184

Description	Shares	Market Value ($ Thousands)

VMware, Cl A *	7,400	$630
Western Digital	19,430	2,079
Western Union (A)	46,728	912
Workday, Cl A *	8,300	710
Xerox	99,996	1,365
Xilinx	22,857	968
Yahoo! *	81,881	3,626
Yelp, Cl A *(A)	4,800	230
Zebra Technologies, Cl A *	4,825	439
Zillow Group, Cl A *(A)	4,143	475
Zynga, Cl A *	61,800	142

		366,674

Materials — 3.5%
Air Products & Chemicals	17,994	2,810
Airgas	6,615	775
Albemarle	9,573	542
Alcoa	100,602	1,488
Allegheny Technologies	10,297	346
AptarGroup	6,000	395
Ashland	5,976	763
Avery Dennison	8,310	445
Axalta Coating Systems *	8,400	239
Ball	11,850	850
Bemis	9,174	448
Cabot	6,173	278
Carpenter Technology	4,600	195
Celanese, Cl A	13,683	781
CF Industries Holdings	4,566	1,398
Cliffs Natural Resources (A)	13,700	94
Compass Minerals International	3,100	281
Crown Holdings *	11,651	617
Cytec Industries	6,962	366
Domtar	6,100	276
Dow Chemical	106,270	5,233
E.I. du Pont de Nemours	80,792	6,290
Eagle Materials	4,500	353
Eastman Chemical	13,428	1,000
Ecolab	22,508	2,601
FMC	11,820	749
Freeport-McMoRan Copper & Gold, Cl B	90,624	1,960
Greif, Cl A	2,700	119
Huntsman	18,929	425
International Flavors & Fragrances	6,891	840
International Paper	37,855	2,135
LyondellBasell Industries, Cl A	35,500	3,050
Martin Marietta Materials	5,463	778
MeadWestvaco	15,058	799
Monsanto	43,250	5,209
Mosaic	29,278	1,559
NewMarket (A)	800	377
Newmont Mining	45,033	1,186
Nucor	27,290	1,283
Owens-Illinois *	13,491	353
Packaging Corp of America	8,299	688
Platform Specialty Products *	8,000	206
PPG Industries	11,723	2,759
Praxair	25,025	3,201
Rayonier Advanced Materials	3,901	72
Reliance Steel & Aluminum	7,100	405
Rock Tenn, Cl A	12,700	872
Royal Gold	6,100	440
RPM International	12,269	620

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Scotts Miracle-Gro, Cl A	4,006	$262
Sealed Air	18,468	870
Sherwin-Williams	7,537	2,150
Sigma-Aldrich	11,148	1,539
Silgan Holdings	3,755	215
Sonoco Products	9,046	424
Southern Copper (A)	12,868	383
Steel Dynamics	20,200	368
Tahoe Resources	7,500	105
TimkenSteel	3,934	118
United States Steel (A)	12,783	306
Valspar	7,464	647
Vulcan Materials	11,557	959
Westlake Chemical	3,800	254
WR Grace *	6,500	644

		68,193

Telecommunication Services — 2.1%
AT&T	458,033	15,830
CenturyLink	49,454	1,872
Frontier Communications (A)	89,895	717
Level 3 Communications *	24,686	1,330
SBA Communications, Cl A *	12,100	1,509
Sprint *(A)	59,715	306
Telephone & Data Systems	7,880	200
T-Mobile US *	23,600	779
US Cellular *	831	32
Verizon Communications	365,176	18,058
Windstream Holdings (A)	54,147	427

		41,060

Utilities — 2.9%
AES	62,924	816
AGL Resources	10,947	538
Alliant Energy	9,976	634
Ameren	21,590	915
American Electric Power	44,450	2,559
American Water Works	15,900	860
Aqua America (A)	16,246	429
Atmos Energy	9,191	487
Calpine *	33,700	715
Centerpoint Energy	38,515	801
CMS Energy	23,942	841
Consolidated Edison	25,316	1,598
Dominion Resources	49,812	3,591
DTE Energy	15,264	1,252
Duke Energy	62,416	4,903
Edison International	28,179	1,811
Entergy	14,698	1,169
Eversource Energy	27,108	1,403
Exelon	72,876	2,472
FirstEnergy	36,027	1,260
Great Plains Energy	12,071	321
Hawaiian Electric Industries	9,146	302
Integrys Energy Group	6,702	501
ITC Holdings	14,100	546
MDU Resources Group	17,521	391
National Fuel Gas	7,089	456
NextEra Energy	37,373	3,867
NiSource	27,421	1,177
NRG Energy	30,200	724
OGE Energy	16,736	544
Pepco Holdings	23,044	625
PG&E	39,118	2,102
Pinnacle West Capital	9,392	602
PPL	58,026	1,979

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Public Service Enterprise Group	43,652	$1,836
Questar	15,646	366
SCANA	11,920	679
Sempra Energy	20,923	2,264
Southern	76,403	3,498
TECO Energy	18,500	363
UGI	15,525	528
Vectren	7,391	330
Westar Energy, Cl A	10,800	420
Wisconsin Energy (A)	19,598	999
Xcel Energy	43,081	1,520

		55,994

Total Common Stock (Cost $1,013,237) ($ Thousands)		1,886,893

AFFILIATED PARTNERSHIP — 1.9%
SEI Liquidity Fund, L.P.
0.090% ** †(C)	37,155,160	37,155

Total Affiliated Partnership (Cost $37,155) ($ Thousands)		37,155

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	32,191,831	32,192

Total Cash Equivalent (Cost $32,192) ($ Thousands)		32,192

U.S. TREASURY OBLIGATION (D) (E) — 0.1%
U.S. Treasury Bill
0.003%, 04/16/2015	$2,150	2,150

Total U.S. Treasury Obligation (Cost $2,150) ($ Thousands)		2,150

Total Investments — 101.5% (Cost $1,084,734) ($ Thousands) ††		$1,958,390

A list of the open futures contracts held by the Fund at February 28, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	357	Mar-2015	$2,130

For the period ended February 28, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,929,724 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2015.

†	Investment in Affiliated Security.

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $1,084,734 ($ Thousands), and the unrealized appreciation and depreciation were $883,978 ($ Thousands) and $(10,322) ($ Thousands, respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 28, 2015. The total market value of securities on loan at February 28, 2015 was $36,013 ($ Thousands).

(B)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

9	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

February 28, 2015

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2015 was $37,155 ($ Thousands).

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

The following is a list of the inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,886,893	$—	$—	$1,886,893
Affiliated Partnership	—	37,155	—	37,155
Cash Equivalent	32,192	—	—	32,192
U.S. Treasury Obligation	—	2,150	—	2,150

Total Investments in Securities	$1,919,085	$39,305	$—	$1,958,390

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,130	$—	$—	$2,130

Total Other Financial Instruments	$2,130	$—	$—	$2,130

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.4%

Consumer Discretionary — 11.8%
Amazon.com *	54,564	$20,743
AutoNation *	11,300	695
AutoZone *	4,545	2,921
Bed Bath & Beyond *	26,400	1,971
Best Buy	41,600	1,585
BorgWarner	32,100	1,973
Cablevision Systems, Cl A (A)	30,600	575
Carmax *	31,000	2,080
Carnival, Cl A	63,600	2,798
CBS, Cl B	67,687	4,000
Chipotle Mexican Grill, Cl A *	4,424	2,942
Coach	38,400	1,672
Comcast, Cl A	370,200	21,982
Darden Restaurants	19,000	1,216
Delphi Automotive	42,900	3,382
DIRECTV *	72,400	6,415
Discovery Communications, Cl A *	20,900	675
Discovery Communications, Cl C *	39,300	1,199
Dollar General	43,900	3,188
Dollar Tree *	28,900	2,303
DR Horton	47,200	1,289
Expedia	14,200	1,303
Family Dollar Stores	13,900	1,094
Ford Motor	551,300	9,008
Fossil Group *	6,700	576
GameStop, Cl A (A)	15,600	577
Gannett	32,100	1,136
Gap	38,500	1,602
Garmin (A)	17,400	864
General Motors	193,400	7,216
Genuine Parts	22,000	2,114
Goodyear Tire & Rubber	39,100	1,045
H&R Block	39,500	1,349
Harley-Davidson	30,700	1,951
Harman International Industries	9,700	1,339
Hasbro (A)	16,600	1,034
Home Depot	189,400	21,734
Interpublic Group	60,400	1,347
Johnson Controls	95,500	4,853
Kohl’s	28,900	2,133
L Brands	35,600	3,270
Leggett & Platt	19,700	887
Lennar, Cl A	25,800	1,295
Lowe’s	140,200	10,387
Macy’s	49,200	3,135
Marriott International, Cl A	30,800	2,559
Mattel	48,200	1,269
McDonald’s	139,800	13,826
Michael Kors Holdings *	29,500	1,989
Mohawk Industries *	8,800	1,622
NetFlix *	8,597	4,083
Newell Rubbermaid	39,400	1,548
News, Cl A *	71,500	1,235
NIKE, Cl B	99,900	9,702
Nordstrom	20,500	1,649
Omnicom Group	36,000	2,863
O’Reilly Automotive *	14,400	2,997
PetSmart	14,000	1,161
priceline.com *	7,488	9,266

Description	Shares	Market Value ($ Thousands)

PulteGroup	48,400	$1,092
PVH	11,900	1,268
Ralph Lauren, Cl A	8,600	1,182
Ross Stores	30,100	3,185
Royal Caribbean Cruises	23,500	1,796
Scripps Networks Interactive, Cl A	14,900	1,077
Staples	92,700	1,554
Starbucks	107,200	10,022
Starwood Hotels & Resorts Worldwide	25,000	2,008
Target	91,200	7,007
Tiffany	16,000	1,411
Time Warner	120,800	9,889
Time Warner Cable, Cl A	40,400	6,224
TJX	98,700	6,775
Tractor Supply	19,400	1,709
TripAdvisor *	15,900	1,419
Twenty-First Century Fox, Cl A	267,300	9,356
Under Armour, Cl A *	23,900	1,840
Urban Outfitters *	14,400	561
VF	49,500	3,795
Viacom, Cl B	53,000	3,707
Walt Disney	224,200	23,335
Whirlpool	11,300	2,395
Wyndham Worldwide	17,600	1,610
Wynn Resorts	11,600	1,653
Yum! Brands	62,700	5,086

		333,578

Consumer Staples — 9.3%
Altria Group	283,000	15,930
Archer-Daniels-Midland	92,300	4,419
Avon Products	60,900	518
Brown-Forman, Cl B	22,400	2,054
Campbell Soup	25,600	1,193
Clorox	18,500	2,010
Coca-Cola	566,500	24,529
Coca-Cola Enterprises	31,800	1,469
Colgate-Palmolive	123,700	8,760
ConAgra Foods	60,500	2,116
Constellation Brands, Cl A *	24,100	2,765
Costco Wholesale	63,200	9,288
CVS Caremark	164,200	17,055
Dr. Pepper Snapple Group	28,000	2,206
Estee Lauder, Cl A	32,000	2,646
General Mills	87,100	4,685
Hershey	21,200	2,200
Hormel Foods	19,300	1,129
JM Smucker	14,600	1,684
Kellogg	36,100	2,328
Keurig Green Mountain	17,500	2,233
Kimberly-Clark	53,400	5,856
Kraft Foods Group	84,400	5,407
Kroger	70,100	4,988
Lorillard	52,100	3,565
McCormick	18,700	1,410
Mead Johnson Nutrition, Cl A	29,300	3,069
Molson Coors Brewing, Cl B	22,800	1,730
Mondelez International, Cl A	242,300	8,949
Monster Beverage *	20,500	2,893
PepsiCo	215,100	21,291
Philip Morris International	222,500	18,458
Procter & Gamble	388,200	33,047
Reynolds American	44,600	3,373

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Sysco	85,000	$3,314
Tyson Foods, Cl A	41,100	1,698
Walgreens Boots Alliance	124,900	10,377
Wal-Mart Stores	227,000	19,052
Whole Foods Market	51,900	2,932

		262,626

Energy — 7.7%
Anadarko Petroleum	73,000	6,149
Apache	53,400	3,516
Baker Hughes	62,000	3,876
Cabot Oil & Gas	59,000	1,711
Cameron International *	28,500	1,342
Chesapeake Energy	74,500	1,243
Chevron	271,600	28,974
Cimarex Energy	12,500	1,371
ConocoPhillips	177,100	11,547
CONSOL Energy	33,100	1,066
Denbury Resources (A)	50,500	424
Devon Energy	55,600	3,424
Diamond Offshore Drilling (A)	9,300	283
Ensco, Cl A	33,600	822
EOG Resources	79,300	7,115
EQT	21,700	1,732
Exxon Mobil	608,048	53,837
FMC Technologies *	33,600	1,342
Halliburton	121,400	5,213
Helmerich & Payne	15,500	1,039
Hess	36,300	2,725
Kinder Morgan	244,700	10,035
Marathon Oil	95,300	2,655
Marathon Petroleum	40,200	4,221
Murphy Oil	23,900	1,216
Nabors Industries	41,500	531
National Oilwell Varco	61,700	3,353
Newfield Exploration *	19,400	641
Noble	36,400	606
Noble Energy	50,900	2,404
Occidental Petroleum	111,100	8,653
ONEOK	29,800	1,319
Phillips 66	79,300	6,222
Pioneer Natural Resources	21,300	3,249
QEP Resources	23,500	505
Range Resources	23,700	1,174
Schlumberger	184,300	15,511
Southwestern Energy *	54,500	1,367
Spectra Energy	97,100	3,446
Tesoro	18,100	1,662
Transocean (A)	49,500	798
Valero Energy	75,300	4,645
Williams	96,400	4,727

		217,691

Financials — 15.1%
ACE	47,500	5,416
Affiliated Managers Group *	8,100	1,753
Aflac	64,600	4,021
Allstate	60,100	4,243
American Express	128,000	10,443
American International Group	201,600	11,155
American Tower, Cl A ‡	57,200	5,671
Ameriprise Financial	26,200	3,501
Aon	40,600	4,075
Apartment Investment & Management, Cl A ‡	22,200	836

Description	Shares	Market Value ($ Thousands)

Assurant	10,400	$637
AvalonBay Communities ‡	18,900	3,182
Bank of America	1,511,100	23,890
Bank of New York Mellon	161,300	6,313
BB&T	103,300	3,931
Berkshire Hathaway, Cl B *	261,950	38,614
BlackRock, Cl A	18,200	6,760
Boston Properties ‡	22,200	3,050
Capital One Financial	79,700	6,273
CBRE Group, Cl A *	40,100	1,374
Charles Schwab	165,900	4,868
Chubb	33,600	3,375
Cincinnati Financial	20,400	1,076
Citigroup	435,400	22,824
CME Group, Cl A	45,400	4,355
Comerica	26,000	1,190
Crown Castle International ‡	47,900	4,134
Discover Financial Services	64,500	3,933
E*TRADE Financial *	41,400	1,078
Equity Residential ‡	51,900	3,998
Essex Property Trust ‡	9,200	2,046
Fifth Third Bancorp	118,200	2,288
Franklin Resources	56,200	3,025
General Growth Properties ‡	90,100	2,614
Genworth Financial, Cl A *	72,500	562
Goldman Sachs Group	58,300	11,065
Hartford Financial Services Group	62,000	2,540
HCP ‡	66,500	2,817
Health Care ‡	46,600	3,593
Host Hotels & Resorts ‡	108,700	2,283
Hudson City Bancorp	69,100	675
Huntington Bancshares	117,400	1,284
IntercontinentalExchange Group	16,200	3,813
Invesco	62,500	2,517
Iron Mountain ‡	27,401	1,007
JPMorgan Chase	537,000	32,907
KeyCorp	124,000	1,727
Kimco Realty ‡	59,000	1,551
Legg Mason	14,500	830
Leucadia National	45,100	1,070
Lincoln National	37,600	2,167
Loews	43,000	1,763
M&T Bank	19,000	2,299
Macerich ‡	20,200	1,690
Marsh & McLennan	77,500	4,409
McGraw-Hill	39,200	4,041
MetLife	164,100	8,341
Moody’s	26,300	2,550
Morgan Stanley	220,800	7,902
NASDAQ OMX Group	16,600	833
Navient	59,000	1,263
Northern Trust	31,900	2,228
People’s United Financial	44,700	676
Plum Creek Timber ‡	24,900	1,082
PNC Financial Services Group	75,400	6,934
Principal Financial Group	39,200	2,006
Progressive	76,300	2,033
Prologis ‡	72,300	3,088
Prudential Financial	65,600	5,304
Public Storage ‡	20,800	4,102
Regions Financial	198,000	1,903
Simon Property Group ‡	44,500	8,471
State Street	59,300	4,415

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

SunTrust Banks	74,000	$3,034
T. Rowe Price Group	36,700	3,031
Torchmark	18,750	998
Travelers	47,300	5,082
Unum Group	36,700	1,232
US Bancorp	256,300	11,434
Ventas ‡	46,800	3,485
Vornado Realty Trust ‡	25,000	2,751
Wells Fargo	678,100	37,153
Weyerhaeuser ‡	75,985	2,668
XL Group, Cl A	37,200	1,347
Zions Bancorporation	29,400	786

		428,684

Health Care — 13.9%
Abbott Laboratories	217,000	10,279
AbbVie	228,200	13,806
Actavis *	38,125	11,108
Aetna	50,800	5,057
Agilent Technologies	47,900	2,022
Alexion Pharmaceuticals *	28,400	5,123
Allergan	42,900	9,985
AmerisourceBergen	29,600	3,042
Amgen	108,900	17,176
Anthem	38,400	5,624
Baxter International	78,200	5,408
Becton Dickinson	27,500	4,035
Biogen Idec *	33,900	13,885
Boston Scientific *	192,100	3,246
Bristol-Myers Squibb	237,500	14,469
C.R. Bard	10,700	1,810
Cardinal Health	47,100	4,144
CareFusion *	29,100	1,748
Celgene *	114,400	13,903
Cerner *	44,000	3,171
Cigna	37,500	4,561
DaVita *	24,700	1,843
Dentsply International	19,900	1,055
Edwards Lifesciences *	15,200	2,022
Eli Lilly	141,100	9,901
Endo International *	23,800	2,037
Express Scripts Holding *	105,900	8,979
Gilead Sciences *	216,800	22,445
HCA Holdings *	43,200	3,090
Hospira *	24,100	2,110
Humana	22,000	3,616
Intuitive Surgical *	5,200	2,600
Johnson & Johnson	402,000	41,209
Laboratory Corp of America Holdings *	12,200	1,501
Mallinckrodt *	16,700	1,949
McKesson	33,200	7,593
Medtronic	203,170	15,764
Merck	409,600	23,978
Mylan Laboratories *	54,200	3,107
Patterson	12,000	601
PerkinElmer	16,200	761
Perrigo	20,000	3,089
Pfizer	905,200	31,066
Quest Diagnostics	20,600	1,445
Regeneron Pharmaceuticals *	10,600	4,387
St. Jude Medical	41,000	2,734
Stryker	42,800	4,055
Tenet Healthcare *	14,100	653
Thermo Fisher Scientific	57,300	7,449

Description	Shares	Market Value ($ Thousands)

UnitedHealth Group	137,400	$15,613
Universal Health Services, Cl B	13,100	1,485
Varian Medical Systems *	14,400	1,339
Vertex Pharmaceuticals *	34,200	4,084
Waters *	12,100	1,457
Zimmer Holdings	24,100	2,901
Zoetis, Cl A	72,600	3,346

		394,866

Industrials — 9.7%
3M	91,800	15,482
ADT (A)	25,000	980
Allegion	13,700	791
Ametek	35,100	1,865
Boeing	94,900	14,316
C.H. Robinson Worldwide	21,100	1,568
Caterpillar	86,700	7,187
Cintas	13,800	1,152
CSX	142,600	4,893
Cummins	24,400	3,470
Danaher	87,600	7,646
Deere	51,400	4,657
Delta Air Lines	119,900	5,338
Dover	23,900	1,722
Dun & Bradstreet	5,100	676
Eaton	68,000	4,829
Emerson Electric	99,400	5,757
Equifax	17,600	1,643
Expeditors International of Washington	28,100	1,357
Fastenal (A)	38,300	1,591
FedEx	37,700	6,672
Flowserve	19,700	1,224
Fluor	22,500	1,305
General Dynamics	45,100	6,259
General Electric	1,442,500	37,491
Honeywell International	112,600	11,573
Illinois Tool Works	51,900	5,131
Ingersoll-Rand	37,900	2,547
Jacobs Engineering Group *	19,100	847
Joy Global (A)	14,000	621
Kansas City Southern	15,800	1,830
L-3 Communications Holdings, Cl 3	12,300	1,592
Lockheed Martin	38,500	7,702
Masco	51,100	1,338
Nielsen Holdings (A)	46,500	2,102
Norfolk Southern	44,300	4,836
Northrop Grumman	28,900	4,789
Paccar	50,800	3,254
Pall	15,300	1,542
Parker Hannifin	21,300	2,613
Pentair	27,100	1,801
Pitney Bowes	29,500	684
Precision Castparts	20,400	4,412
Quanta Services *	31,000	892
Raytheon	44,200	4,808
Republic Services, Cl A	36,200	1,481
Robert Half International	19,600	1,214
Rockwell Automation	19,200	2,247
Rockwell Collins	19,100	1,701
Roper Industries	14,100	2,363
Ryder System	7,600	714
Snap-on	8,200	1,207
Southwest Airlines	97,300	4,207

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Stanley Black & Decker	22,400	$2,203
Stericycle *	12,200	1,647
Textron	39,400	1,746
Tyco International	60,600	2,559
Union Pacific	127,600	15,345
United Parcel Service, Cl B	100,300	10,204
United Rentals *	14,300	1,331
United Technologies	121,400	14,800
Waste Management	60,500	3,296
WW Grainger	8,700	2,061
Xylem	26,100	932

		276,043

Information Technology — 18.8%
Accenture, Cl A	89,900	8,094
Adobe Systems *	68,400	5,410
Akamai Technologies *	25,600	1,779
Alliance Data Systems *	9,100	2,535
Altera	43,600	1,614
Amphenol, Cl A	44,400	2,507
Analog Devices	44,500	2,605
Apple	842,011	108,165
Applied Materials	174,600	4,374
Autodesk *	32,500	2,088
Automatic Data Processing	69,500	6,174
Avago Technologies, Cl A	36,100	4,607
Broadcom, Cl A	77,900	3,523
CA	46,000	1,496
Cisco Systems	732,200	21,607
Citrix Systems *	23,200	1,477
Cognizant Technology Solutions, Cl A *	87,900	5,492
Computer Sciences	20,300	1,440
Corning	183,700	4,482
eBay *	163,100	9,445
Electronic Arts *	44,900	2,567
EMC	293,900	8,505
F5 Networks *	10,600	1,252
Facebook, Cl A *	300,500	23,730
Fidelity National Information Services	40,500	2,737
First Solar *	10,900	651
Fiserv *	35,300	2,756
FLIR Systems	20,100	649
Google, Cl A *	40,845	22,981
Google, Cl C *	40,945	22,864
Harris	15,100	1,173
Hewlett-Packard	268,700	9,362
Intel	694,800	23,102
International Business Machines	132,260	21,418
Intuit	40,700	3,974
Juniper Networks	56,000	1,339
Kla-Tencor	23,800	1,546
Lam Research	23,000	1,897
Linear Technology	34,300	1,653
Mastercard, Cl A	140,860	12,696
Microchip Technology (A)	28,800	1,476
Micron Technology *	155,000	4,754
Microsoft	1,183,800	51,910
Motorola Solutions	30,400	2,065
NetApp	44,900	1,735
Nvidia	73,800	1,628
Oracle	463,200	20,297
Paychex	47,000	2,342
Qualcomm	238,100	17,265

Description	Shares	Market Value ($ Thousands)

Red Hat *	26,700	$1,845
Salesforce.com *	84,100	5,835
SanDisk	31,300	2,502
Seagate Technology	47,400	2,897
Symantec	97,400	2,451
TE Connectivity	58,300	4,205
Teradata *	22,400	997
Texas Instruments	151,300	8,896
Total System Services	23,700	905
VeriSign *(A)	15,800	1,012
Visa, Cl A	70,200	19,046
Western Digital	31,300	3,349
Western Union (A)	75,700	1,478
Xerox	153,400	2,094
Xilinx	37,900	1,606
Yahoo! *	126,200	5,588

		533,944

Materials — 3.1%
Air Products & Chemicals	27,400	4,278
Airgas	9,700	1,137
Alcoa	170,800	2,526
Allegheny Technologies	15,300	515
Avery Dennison	13,200	707
Ball	20,000	1,434
CF Industries Holdings	7,100	2,174
Dow Chemical	160,400	7,898
E.I. du Pont de Nemours	129,800	10,105
Eastman Chemical	21,000	1,564
Ecolab	38,700	4,472
FMC	19,100	1,211
Freeport-McMoRan Copper & Gold, Cl B	146,800	3,176
International Flavors & Fragrances	11,700	1,427
International Paper	60,700	3,424
LyondellBasell Industries, Cl A	59,600	5,120
Martin Marietta Materials	8,700	1,238
MeadWestvaco	23,700	1,257
Monsanto	69,900	8,418
Mosaic	45,100	2,402
Newmont Mining	70,800	1,864
Nucor	45,700	2,149
Owens-Illinois *	23,100	604
PPG Industries	19,700	4,637
Praxair	41,800	5,346
Sealed Air	30,500	1,438
Sherwin-Williams	11,800	3,365
Sigma-Aldrich	17,000	2,347
Vulcan Materials	18,800	1,561

		87,794

Telecommunication Services — 2.2%
AT&T	745,300	25,758
CenturyLink	82,600	3,127
Frontier Communications (A)	142,600	1,138
Level 3 Communications *	39,800	2,144
Verizon Communications	596,200	29,482
Windstream Holdings (A)	88,000	694

		62,343

Utilities — 2.8%
AES	96,000	1,245
AGL Resources	16,700	820
Ameren	34,800	1,476

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

February 28, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

American Electric Power	70,100	$4,036
Centerpoint Energy	61,700	1,283
CMS Energy	38,300	1,345
Consolidated Edison	42,400	2,677
Dominion Resources	83,700	6,034
DTE Energy	25,500	2,092
Duke Energy	102,000	8,012
Edison International	47,200	3,033
Entergy	25,700	2,043
Eversource Energy	45,300	2,344
Exelon	123,200	4,179
FirstEnergy	60,400	2,113
Integrys Energy Group	11,300	844
NextEra Energy	62,500	6,466
NiSource	45,000	1,931
NRG Energy	48,500	1,163
Pepco Holdings	35,400	961
PG&E	67,600	3,632
Pinnacle West Capital	15,800	1,013
PPL	96,200	3,281
Public Service Enterprise Group	73,300	3,083
SCANA	20,400	1,162
Sempra Energy	33,100	3,581
Southern	128,900	5,902
TECO Energy	32,800	644
Wisconsin Energy (A)	32,200	1,642
Xcel Energy	71,300	2,516

		80,553

Total Common Stock (Cost $2,512,657) ($ Thousands)		2,678,122

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.090% ** † (B)	11,392,739	11,393

Total Affiliated Partnership (Cost $11,393) ($ Thousands)		11,393

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% **†	61,616,957	61,617

Total Cash Equivalent (Cost $61,617) ($ Thousands)		61,617

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.010%, 04/02/2015	$2,800	2,800
0.003%, 04/16/2015	1,100	1,100

Total U.S. Treasury Obligations (Cost $3,900) ($ Thousands)		3,900

Total Investments — 97.1% (Cost $2,589,567) ($ Thousands) ††		$2,755,032

A list of the open futures contracts held by the Fund at February 28, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	693	Mar-2015	$1,983

For the period ended February 28, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,836,373 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at February 28, 2015. The total market value of securities on loan at February 28, 2015 was $11,091 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2015 was $11,393 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $2,589,567 ($ Thousands), and the unrealized appreciation and depreciation were $205,696 ($ Thousands) and $(40,231) ($ Thousands), respectively.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,678,122	$—	$—	$2,678,122
Affiliated Partnership	—	11,393	—	11,393
Cash Equivalent	61,617	—	—	61,617
U.S. Treasury Obligations	—	3,900	—	3,900

Total Investments in Securities	$2,739,739	$15,293	$—	$2,755,032

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,983	$—	$—	$1,983

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Consumer Discretionary — 15.0%
1-800-Flowers.com, Cl A *	1,700	$21
2U *(A)	1,300	24
Aaron’s	8,516	254
Abercrombie & Fitch, Cl A	9,200	228
Advance Auto Parts	9,899	1,534
Aeropostale *	8,049	32
AH Belo, Cl A	2,700	23
AMC Entertainment Holdings, Cl A	2,200	76
AMC Networks, Cl A *	7,760	559
American Axle & Manufacturing Holdings *	8,398	209
American Eagle Outfitters	28,422	425
American Public Education *	2,727	88
America’s Car-Mart *	850	45
ANN *	5,935	213
Apollo Education Group, Cl A *	12,700	351
Aramark	6,500	206
Arctic Cat	1,535	56
Asbury Automotive Group *	4,098	322
Ascena Retail Group *	16,368	219
Ascent Capital Group, Cl A *	1,754	77
Barnes & Noble *	5,927	148
Beazer Homes USA *	2,961	50
bebe stores	1,520	6
Belmond, Cl A *	11,930	146
Big 5 Sporting Goods	923	12
Big Lots	6,746	322
Biglari Holdings *	202	88
BJ’s Restaurants *(A)	2,742	143
Black Diamond *	4,204	30
Bloomin’ Brands	11,050	285
Blue Nile *	1,431	43
Bob Evans Farms	3,287	193
Bon-Ton Stores (A)	800	4
Boyd Gaming *	8,845	122
Bravo Brio Restaurant Group *	3,676	48
Bridgepoint Education *	2,679	27
Bright Horizons Family Solutions *	4,635	235
Brinker International	9,082	540
Brown Shoe	6,276	188
Brunswick	12,883	699
Buckle	3,451	174
Buffalo Wild Wings *	2,427	464
Build-A-Bear Workshop, Cl A *	2,700	58
Burlington Stores *	4,400	244
Cabela’s *	7,239	394
Caesars Acquisition, Cl A *	5,300	39
Caesars Entertainment *	7,783	82
Callaway Golf	13,906	125
Capella Education	1,138	74
Career Education *	10,054	54
Carmike Cinemas *	3,042	95
Carriage Services, Cl A	2,006	46
Carrols Restaurant Group *	3,300	26
Carter’s	7,670	681
Cato, Cl A	4,096	182
Cavco Industries *	1,331	95
Central European Media Enterprises, Cl A *(A)	7,006	20

Description	Shares	Market Value ($ Thousands)

Charter Communications, Cl A *	10,765	$1,944
Cheesecake Factory	6,323	300
Chegg *	8,600	70
Chico’s FAS	22,151	404
Children’s Place Retail Stores	2,933	167
Choice Hotels International	4,877	310
Christopher & Banks *	3,400	17
Churchill Downs	1,734	190
Chuy’s Holdings *	2,335	52
Cinedigm, Cl A *	9,100	14
Cinemark Holdings	16,440	669
Citi Trends *	3,097	83
Clear Channel Outdoor Holdings, Cl A	6,796	66
ClubCorp Holdings	2,800	50
Collectors Universe	1,500	34
Columbia Sportswear	3,844	215
Conn’s *	3,909	101
Container Store Group *	1,600	29
Cooper Tire & Rubber	7,332	279
Cooper-Standard Holding *	1,600	87
Core-Mark Holdings	2,918	205
Cracker Barrel Old Country Store	2,744	414
Crocs *	11,003	123
CSS Industries	492	14
CST Brands	9,900	412
Culp	361	8
Cumulus Media, Cl A *	18,139	72
Daily Journal *	100	19
Dana Holdings	22,898	500
Dave & Buster’s Entertainment *	1,900	59
Deckers Outdoor *	4,604	342
Del Frisco’s Restaurant Group *	2,800	56
Demand Media *	337	2
Denny’s *	14,463	166
Destination Maternity	2,256	37
Destination XL Group *	4,342	20
DeVry Education Group	8,281	303
Dex Media *	1,500	10
Diamond Resorts International *	4,100	142
Dick’s Sporting Goods	13,335	721
Dillard’s, Cl A	3,062	399
DineEquity	2,072	225
DISH Network, Cl A *	28,819	2,163
Domino’s Pizza	7,658	778
Dorman Products *	3,140	138
DreamWorks Animation SKG, Cl A *(A)	10,091	216
Drew Industries *	2,949	174
DSW, Cl A	9,892	373
Dunkin’ Brands Group	14,730	690
Eastman Kodak *	2,100	40
El Pollo Loco Holdings *	1,400	34
Entercom Communications, Cl A *	4,782	54
Entravision Communications, Cl A	6,700	46
Eros International *	2,300	39
Ethan Allen Interiors	3,176	85
EVINE Live *	4,000	25
EW Scripps, Cl A *	3,470	80
Express *	9,762	135
Federal-Mogul Holdings, Cl A *	3,316	43

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Fiesta Restaurant Group *	4,005	$260
Finish Line, Cl A	6,111	150
Five Below *(A)	6,805	216
Flexsteel Industries	600	18
Foot Locker	19,914	1,119
Fox Factory Holding *	1,400	21
Francesca’s Holdings *	4,424	66
Fred’s, Cl A	6,579	123
FTD *	2,392	83
Fuel Systems Solutions *	1,394	15
Genesco *	3,269	240
Gentex	40,590	715
Gentherm *	4,948	230
G-III Apparel Group *	2,403	253
Global Eagle Entertainment *(A)	4,900	65
GNC Holdings, Cl A	12,778	614
GoPro, Cl A *	2,600	109
Graham Holdings, Cl B	500	493
Grand Canyon Education *	6,215	285
Gray Television *	7,100	78
Group 1 Automotive	3,435	279
Groupon, Cl A *	62,941	515
Guess?	8,217	149
Habit Restaurants, Cl A *(A)	1,600	53
Hanesbrands	13,538	1,727
Harte-Hanks	7,846	61
Haverty Furniture	2,163	50
Helen of Troy *	3,648	280
hhgregg *	1,100	7
Hibbett Sports *	4,012	196
Hillenbrand	7,885	250
Hilton Worldwide Holdings *	19,100	540
Houghton Mifflin Harcourt *	14,600	289
Hovnanian Enterprises, Cl A *	10,715	40
HSN	4,211	285
Hyatt Hotels, Cl A *	5,227	316
Iconix Brand Group *	6,151	208
International Game Technology	34,600	617
International Speedway, Cl A	3,498	109
Interval Leisure Group	5,698	154
iRobot *	3,702	122
Isle of Capri Casinos *	879	11
ITT Educational Services *(A)	2,156	16
J.C. Penney *	40,395	343
Jack in the Box	5,621	543
JAKKS Pacific *	427	3
Jamba *	1,407	21
Jarden *	26,610	1,412
John Wiley & Sons, Cl A	6,372	412
Johnson Outdoors, Cl A	700	23
Journal Communications, Cl A *	7,199	86
K12 *	3,988	68
Kate Spade *	16,598	572
KB Home (A)	9,585	134
Kimball International, Cl B	4,125	39
Kirkland’s *	2,028	48
Krispy Kreme Doughnuts *	8,271	180
La Quinta Holdings *	5,200	115
Lands’ End *(A)	1,662	61
Las Vegas Sands	50,604	2,879
La-Z-Boy, Cl Z	6,426	160
LeapFrog Enterprises, Cl A *	11,338	29
Lear	11,071	1,206
Lee Enterprises *	6,300	19

Description	Shares	Market Value ($ Thousands)

LGI Homes *	1,700	$24
Libbey	2,785	106
Liberty Broadband, Cl A *	3,083	160
Liberty Broadband, Cl C *	10,068	524
Liberty Interactive, Cl A *	66,416	1,961
Liberty Media *	12,335	476
Liberty Media *	26,370	1,018
Liberty Tripadvisor Holdings, Cl A *	10,892	360
Liberty Ventures, Ser A *	20,079	807
Life Time Fitness *	5,278	305
LifeLock *	9,063	127
Lifetime Brands	300	5
Lions Gate Entertainment	10,709	349
Lithia Motors, Cl A	2,889	273
Live Nation *	18,703	479
LKQ *	41,304	1,015
Loral Space & Communications *	1,900	135
Lumber Liquidators Holdings *(A)	4,126	214
M/I Homes *	2,694	59
Madison Square Garden, Cl A *	8,640	677
Malibu Boats, Cl A *	1,100	22
Marcus	2,761	54
MarineMax *	3,996	101
Marriott Vacations Worldwide	3,574	272
Mattress Firm Holding *(A)	1,611	98
McClatchy, Cl A *	11,254	26
MDC Holdings	4,989	136
MDC Partners, Cl A	5,776	150
Media General *	12,600	188
Men’s Wearhouse	6,068	305
Meredith	4,544	244
Meritage Homes *	5,211	232
MGM Resorts International *	51,074	1,110
Michaels *	3,500	99
Modine Manufacturing *	7,374	96
Monarch Casino & Resort *	1,100	20
Monro Muffler	3,928	248
Morgans Hotel Group *	2,200	17
Morningstar	2,320	173
Motorcar Parts & Accessories *	1,800	47
Movado Group	2,720	70
Murphy USA *	6,700	476
Nathan’s Famous *	400	33
National CineMedia	7,907	120
Nautilus *	2,800	43
New Media Investment	5,500	136
New York *	3,100	7
New York Times, Cl A	17,382	243
Nexstar Broadcasting Group, Cl A	4,122	225
Noodles, Cl A *(A)	700	13
Norwegian Cruise Line Holdings *	12,669	625
Nutrisystem	4,559	78
NVR *	625	832
Office Depot *	70,247	658
Orbitz Worldwide *	6,000	69
Outerwall	2,343	151
Overstock.com *	700	16
Oxford Industries	1,854	102
Pacific Sunwear of California *	5,000	14
Panera Bread, Cl A *	3,420	552

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Papa John’s International	3,942	$244
Penn National Gaming *	12,454	203
Penske Auto Group	5,788	286
Pep Boys-Manny Moe & Jack *	8,065	72
Perry Ellis International *	2,439	58
PetMed Express	3,796	58
Pier 1 Imports	11,889	143
Pinnacle Entertainment *	8,160	210
Polaris Industries	9,007	1,381
Pool	6,470	448
Popeyes Louisiana Kitchen *	3,539	212
Potbelly *	1,400	19
Quiksilver *	19,450	41
ReachLocal *	600	2
Reading International, Cl A *	3,800	49
Red Robin Gourmet Burgers *	1,967	164
Regal Entertainment Group, Cl A	10,405	246
Regis *	6,527	105
Remy International *	3,371	77
Rent-A-Center, Cl A	7,240	200
Rentrak *	1,088	60
Restaurant Brands International	27,800	1,230
Restoration Hardware Holdings *	4,611	406
Ruby Tuesday *	9,879	65
Ruth’s Hospitality Group	4,272	65
Ryland Group	6,216	283
Saga Communications, Cl A	593	24
Sally Beauty Holdings *	22,491	754
Scholastic	2,967	110
Scientific Games, Cl A *(A)	5,862	79
Sears Holdings *	3,126	118
Sears Hometown and Outlet Stores *	449	6
SeaWorld Entertainment	7,900	148
Select Comfort *	7,109	228
Sequential Brands Group *	2,000	20
Service International	29,689	738
ServiceMaster Global Holdings *	5,200	180
SFX Entertainment *	3,300	16
Shoe Carnival	2,076	51
Shutterfly *	5,125	246
Signet Jewelers	10,955	1,313
Sinclair Broadcast Group, Cl A	10,311	283
Sirius XM Holdings *	353,279	1,374
Six Flags Entertainment	9,558	433
Sizmek *	2,348	19
Skechers U.S.A., Cl A *	5,782	394
Skullcandy *	2,500	26
Smith & Wesson Holding *	5,883	80
Sonic	7,333	233
Sonic Automotive, Cl A	5,064	125
Sotheby’s	7,661	337
Spartan Motors	1,248	6
Speedway Motorsports	1,635	39
Stage Stores	3,854	83
Standard Motor Products	3,066	129
Standard Pacific *	18,569	162
Starz *	13,539	450
Stein Mart	4,791	79
Steiner Leisure *	2,077	96
Steven Madden *	8,001	292
Stoneridge *	3,730	43
Strattec Security	400	27

Description	Shares	Market Value ($ Thousands)

Strayer Education *	1,817	$111
Sturm Ruger	2,442	127
Superior Industries International	2,823	55
Systemax *	1,400	17
Taylor Morrison Home, Cl A *	3,800	73
Tempur Sealy International *	7,923	456
Tenneco *	8,763	510
Tesla Motors *(A)	12,779	2,598
Texas Roadhouse, Cl A	9,266	349
Thomson Reuters	48,085	1,888
Thor Industries	5,990	369
Tile Shop Holdings *	3,300	36
Tilly’s, Cl A *	843	11
Time	16,200	384
Toll Brothers *	24,439	936
Tower International *	2,400	65
Travelport Worldwide (A)	3,800	61
TRI Pointe Homes *	21,473	341
TRW Automotive Holdings *	14,993	1,563
Tuesday Morning *	6,886	131
Tumi Holdings *	6,398	150
Tupperware Brands	6,524	466
Ulta Salon Cosmetics & Fragrance *	8,773	1,235
Unifi *	2,480	80
Universal Electronics *	2,487	141
Universal Technical Institute	3,013	30
Vail Resorts	5,112	449
Vera Bradley *	2,470	49
Vince Holding *	1,500	34
Vista Outdoor *	8,888	388
Visteon *	6,165	620
Vitamin Shoppe *	3,784	160
VOXX International, Cl A *	2,864	25
Wayfair, Cl A *(A)	2,900	68
WCI Communities *	1,400	33
Weight Watchers International *	2,374	27
Wendy’s	39,975	443
West Marine *	537	6
Weyco Group	263	7
William Lyon Homes, Cl A *	3,000	68
Williams-Sonoma	12,937	1,041
Winmark	95	8
Winnebago Industries	4,035	94
Wolverine World Wide	13,396	409
World Wrestling Entertainment, Cl A (A)	4,234	70
Zoe’s Kitchen *(A)	700	24
zulily, Cl A *	1,500	21
Zumiez *(A)	2,303	89

		93,926

Consumer Staples — 2.9%
Alico	143	7
Alliance One International *	4,660	4
Andersons	3,599	159
B&G Foods, Cl A	6,711	192
Boston Beer, Cl A *	1,083	290
Boulder Brands *	6,678	69
Bunge	19,943	1,631
Calavo Growers	2,126	89
Cal-Maine Foods	3,928	148
Casey’s General Stores	5,059	444
Central Garden and Pet, Cl A *	7,929	77
Chefs’ Warehouse *	1,321	27

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Church & Dwight	18,399	$1,566
Coca-Cola Bottling	589	61
Coty, Cl A	8,200	185
Craft Brew Alliance *	1,600	20
Darling International *	24,057	419
Dean Foods	12,950	209
Diamond Foods *	2,519	68
Diplomat Pharmacy *	1,900	57
Elizabeth Arden *	3,000	50
Energizer Holdings	8,445	1,130
Fairway Group Holdings, Cl A *	1,200	7
Farmer Bros *	900	22
Female Health	1,300	4
Flowers Foods	22,108	478
Fresh Del Monte Produce	5,681	200
Fresh Market *	5,388	205
Freshpet *	3,400	63
Hain Celestial Group *	13,860	867
Harbinger Group *	9,678	119
Herbalife (A)	10,672	331
Ingles Markets, Cl A	2,245	97
Ingredion	10,265	844
Inter Parfums	1,806	51
Inventure Foods *	900	9
J&J Snack Foods	1,764	178
John B Sanfilippo & Son	1,019	38
Lancaster Colony	2,529	231
Landec *	4,693	66
Limoneira	1,295	27
Medifast *	1,564	49
National Beverage *	2,352	53
Natural Grocers by Vitamin Cottage *	1,085	32
Nature’s Sunshine Products	437	6
Nu Skin Enterprises, Cl A (A)	8,505	461
Nutraceutical International *	362	6
Oil-Dri Corp of America	210	6
Omega Protein *	3,866	41
Orchids Paper Products	800	23
Pantry *	3,749	138
Pilgrim’s Pride (A)	8,707	239
Pinnacle Foods	7,400	269
Post Holdings *	7,669	379
PriceSmart	2,323	185
Revlon, Cl A *	1,120	38
Rite Aid *	133,827	1,068
Roundy’s *	1,300	5
Sanderson Farms	2,841	242
Seaboard *	36	144
Seneca Foods, Cl A *	462	12
Smart & Final Stores *	3,500	53
Snyder’s-Lance	5,986	185
SpartanNash	4,736	126
Spectrum Brands Holdings	2,839	266
Sprouts Farmers Market *	13,800	508
SUPERVALU *	27,216	269
Tootsie Roll Industries	2,940	97
TreeHouse Foods *	5,409	452
United Natural Foods *	6,598	548
Universal	2,945	141
USANA Health Sciences *	816	82
Vector Group	11,304	261
Village Super Market, Cl A	462	13
WD-40	2,086	169

Description	Shares	Market Value ($ Thousands)

Weis Markets	1,704	$80
WhiteWave Foods, Cl A *	24,052	985

		18,370

Energy — 4.2%
Abraxas Petroleum *	16,494	50
Adams Resources & Energy	300	20
Alon USA Energy	3,296	46
Alpha Natural Resources *(A)	25,323	32
American Eagle Energy *	6,400	4
Antero Resources *(A)	6,700	264
Approach Resources *(A)	4,198	32
Arch Coal	29,816	39
Ardmore Shipping	2,100	22
Atwood Oceanics	8,140	252
Basic Energy Services *	3,973	30
Bill Barrett *	6,264	63
Bonanza Creek Energy *	6,388	172
BPZ Resources *	10,721	3
Bristow Group	4,503	279
C&J Energy Services *	5,495	75
California Resources	46,400	332
Callon Petroleum *	6,485	47
CARBO Ceramics	2,350	86
Carrizo Oil & Gas *	5,709	272
CHC Group *	7,800	19
Cheniere Energy *	32,065	2,585
Clayton Williams Energy *	916	45
Clean Energy Fuels *	7,588	46
Cloud Peak Energy *	8,089	67
Cobalt International Energy *	50,715	519
Comstock Resources	6,473	34
Concho Resources *	15,242	1,660
Contango Oil & Gas *	2,535	60
Continental Resources *	12,096	538
CVR Energy	1,897	80
Dawson Geophysical *	971	5
Delek US Holdings	7,909	295
DHT Holdings	14,000	97
Diamondback Energy *	6,375	454
Dresser-Rand Group *	10,555	859
Dril-Quip *	5,187	377
Eclipse Resources *(A)	3,800	27
Emerald Oil *(A)	9,300	10
Energen	10,189	659
Energy XXI Bermuda (A)	11,983	57
EP Energy, Cl A *	3,800	43
Era Group *	2,093	46
Evolution Petroleum	627	4
EXCO Resources	19,913	42
Exterran Holdings	7,683	249
Forum Energy Technologies *	8,005	156
Frank’s International	5,300	94
Frontline *	7,400	19
FX Energy *	11,563	23
GasLog (A)	4,950	98
Gastar Exploration *	6,900	21
Geospace Technologies *(A)	1,598	30
Golar LNG	6,502	202
Goodrich Petroleum *	4,793	21
Green Plains Renewable Energy	4,390	102
Gulf Island Fabrication	2,872	46
Gulfmark Offshore, Cl A	3,380	56
Gulfport Energy *	12,181	558

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Halcon Resources *(A)	32,806	$63
Harvest Natural Resources *	5,000	3
Helix Energy Solutions Group *	14,069	217
Hercules Offshore *	21,026	9
HollyFrontier	27,254	1,199
Hornbeck Offshore Services *	4,612	96
ION Geophysical *	20,869	48
Jones Energy, Cl A *	2,600	22
Key Energy Services *	20,159	41
Knightsbridge Shipping (A)	5,743	28
Kosmos Energy *	12,975	117
Laredo Petroleum Holdings *	10,489	125
Magnum Hunter Resources *(A)	23,893	63
Matador Resources *	9,900	214
Matrix Service *	2,981	55
McDermott International *	32,970	82
Memorial Resource Development *	6,300	129
Midstates Petroleum *	7,191	8
Miller Energy Resources *	1,800	3
Mitcham Industries *	256	2
Natural Gas Services Group *	944	18
Navios Maritime Acquisition	9,600	34
Newpark Resources *	9,420	89
Nordic American Offshore (A)	2,300	22
Nordic American Tankers	11,177	114
North Atlantic Drilling (A)	7,600	12
Northern Oil And Gas *	7,039	61
Nuverra Environmental Solutions *(A)	2,758	10
Oasis Petroleum *	12,897	185
Oceaneering International	14,946	815
Oil States International *	5,899	257
Pacific Ethanol *	2,400	22
Panhandle Oil and Gas, Cl A	1,682	34
Parker Drilling *	16,551	51
Parsley Energy, Cl A *	7,500	112
Patterson-UTI Energy	18,522	346
PBF Energy, Cl A	10,277	320
PDC Energy *	4,793	248
Peabody Energy	34,400	272
Penn Virginia *	7,986	53
PetroQuest Energy *	4,723	14
PHI *	1,443	47
Pioneer Energy Services *	9,836	52
Renewable Energy Group *	3,800	34
Resolute Energy *	10,094	11
REX American Resources *	800	44
Rex Energy *	4,990	24
Rice Energy *	6,700	131
RigNet *	1,441	46
Ring Energy *	2,200	21
Rosetta Resources *	8,085	143
Rowan, Cl A (A)	18,000	389
RPC	8,499	114
RSP Permian *	2,500	68
Sanchez Energy *(A)	6,830	92
SandRidge Energy *(A)	64,393	114
Scorpio Tankers	23,943	207
SEACOR Holdings *	2,574	187
Seadrill	49,700	573
SemGroup, Cl A	5,444	421
Seventy Seven Energy *	4,500	22
Ship Finance International	7,476	120

Description	Shares	Market Value ($ Thousands)

Silver Spring Networks *	4,100	$40
SM Energy	9,613	466
Solazyme *(A)	7,830	21
Stone Energy *	6,684	113
Superior Energy Services	22,660	507
Swift Energy *	4,583	14
Synergy Resources *	13,562	162
Targa Resources	5,359	534
Teekay	5,954	263
Teekay Tankers, Cl A	7,823	46
Tesco	5,269	56
TETRA Technologies *	8,605	51
Tidewater	6,246	176
TransAtlantic Petroleum *	2,700	13
Triangle Petroleum *(A)	11,537	57
Ultra Petroleum *	19,292	314
Unit *	6,395	195
US Silica Holdings (A)	6,926	224
VAALCO Energy *	10,870	53
Vantage Drilling *(A)	34,246	13
W&T Offshore	3,238	19
Warren Resources *	14,749	18
Western Refining	7,899	372
Westmoreland Coal *	2,400	68
Whiting Petroleum *	22,260	753
Willbros Group *	4,854	31
World Fuel Services	10,141	555
WPX Energy *	25,400	274

		26,304

Financials — 22.5%
1st Source	1,780	55
Acadia Realty Trust ‡	8,939	305
Agree Realty ‡	1,847	61
Alexander & Baldwin	6,577	266
Alexander’s ‡	288	127
Alexandria Real Estate Equities ‡	9,861	946
Alleghany *	2,267	1,071
Allied World Assurance Holdings	14,112	571
Ally Financial *	37,500	779
Altisource Asset Management *	200	35
Altisource Portfolio Solutions *(A)	1,700	34
Altisource Residential, Cl B ‡	7,100	147
Ambac Financial Group *	6,300	157
American Assets Trust ‡	4,891	201
American Campus Communities ‡	13,662	564
American Capital Agency ‡	48,321	1,036
American Capital Mortgage Investment ‡	7,965	147
American Equity Investment Life Holding	9,478	270
American Financial Group	10,153	640
American Homes 4 Rent, Cl A ‡	18,800	314
American National Bankshares	306	7
American National Insurance	1,031	108
American Realty Capital Properties ‡	124,000	1,216
American Residential Properties *‡	3,700	64
Ameris Bancorp	3,052	80
AMERISAFE	3,033	126

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Ames National	310	$8
AmTrust Financial Services	4,059	219
Anchor BanCorp Wisconsin *	600	21
Annaly Capital Management ‡	128,914	1,369
Anworth Mortgage Asset ‡	10,868	57
Apollo Commercial Real Estate Finance ‡	5,537	95
Apollo Residential Mortgage ‡	4,987	79
Arch Capital Group *	18,336	1,085
Ares Commercial Real Estate ‡	4,800	58
Argo Group International Holdings	3,735	179
Arlington Asset Investment, Cl A	3,412	85
Armada Hoffler Properties ‡	1,800	19
ARMOUR Residential ‡	43,196	137
Arrow Financial	1,042	28
Arthur J Gallagher	21,591	1,015
Artisan Partners Asset Management, Cl A	3,200	155
Ashford *	108	15
Ashford Hospitality Prime ‡	3,994	65
Ashford Hospitality Trust ‡	9,471	101
Aspen Insurance Holdings	8,595	394
Associated Banc	20,086	374
Associated Estates Realty ‡	8,489	203
Assured Guaranty	23,887	633
Astoria Financial	11,265	148
Atlas Financial Holdings *	2,600	47
AV Homes *	407	6
Aviv ‡	2,300	83
Axis Capital Holdings	14,168	734
Baldwin & Lyons, Cl B	1,481	34
Banc of California	3,500	38
BancFirst	1,025	61
Banco Latinoamericano de Comercio Exterior, Cl E	4,012	126
Bancorp *	3,104	29
Bancorpsouth	14,182	318
Bank Mutual	3,899	28
Bank of Hawaii	5,924	357
Bank of Kentucky Financial	733	35
Bank of Marin Bancorp	907	45
Bank of the Ozarks	12,270	449
BankFinancial	797	9
BankUnited	13,096	424
Banner	2,251	98
BBCN Bancorp	9,995	137
BBX Capital, Cl A *	1,900	27
Beneficial Bancorp *	8,388	95
Berkshire Hills Bancorp	3,750	100
BGC Partners, Cl A	26,736	243
BioMed Realty Trust ‡	28,129	626
Blue Hills Bancorp *	4,700	60
BNC Bancorp	1,800	29
BofI Holding *	2,209	195
BOK Financial	3,593	212
Boston Private Financial Holdings	8,815	111
Brandywine Realty Trust ‡	26,239	416
Bridge Bancorp	1,412	35
Bridge Capital Holdings *	1,300	28
Brixmor Property Group ‡	7,800	198
Brookline Bancorp	8,874	86
Brown & Brown	17,076	549

Description	Shares	Market Value ($ Thousands)

Bryn Mawr Bank	1,822	$55
Calamos Asset Management, Cl A	4,282	55
Camden National	539	21
Camden Property Trust ‡	11,738	854
Campus Crest Communities ‡	9,972	78
Capital Bank Financial, Cl A *	2,860	76
Capital City Bank Group	800	12
Capitol Federal Financial	21,387	265
Capstead Mortgage ‡	12,218	146
Cardinal Financial	4,941	97
CareTrust ‡	3,253	41
Cascade Bancorp *	915	4
Cash America International	3,679	79
CatchMark Timber Trust, Cl A ‡	3,700	45
Cathay General Bancorp	10,715	277
CBL & Associates Properties ‡	21,382	428
CBOE Holdings	11,938	717
Cedar Realty Trust ‡	8,938	67
Centerstate Banks	4,485	53
Central Pacific Financial	2,910	67
Chambers Street Properties ‡	29,800	244
Charter Financial	2,200	25
Chatham Lodging Trust ‡	4,935	143
Chemical Financial	4,499	136
Chesapeake Lodging Trust ‡	7,467	266
Chimera Investment ‡	134,326	431
CIT Group	25,037	1,158
Citizens, Cl A *	7,833	57
Citizens & Northern	1,840	35
Citizens Financial Group	22,600	561
City Holding	1,985	92
City National	6,640	600
Clifton Bancorp	3,100	41
CNA Financial	3,875	162
CNB Financial	2,048	35
CNO Financial Group	29,325	477
CoBiz Financial	5,671	64
Cohen & Steers	2,936	122
Colony Financial ‡	14,000	353
Columbia Banking System	8,409	237
Columbia Property Trust ‡	16,000	414
Commerce Bancshares	11,002	457
Community Bank System	5,602	199
Community Trust Bancorp	1,493	49
ConnectOne Bancorp	2,883	53
Consolidated-Tomoka Land	500	29
Consumer Portfolio Services *	5,000	35
CorEnergy Infrastructure Trust ‡	3,700	25
CoreSite Realty ‡	2,773	132
Corporate Office Properties Trust ‡	13,330	392
Corrections Corp of America ‡	16,202	646
Cousins Properties ‡	27,646	297
Cowen Group, Cl A *	14,521	77
Crawford, Cl B	3,520	32
Credit Acceptance *	912	167
CU Bancorp *	1,200	25
CubeSmart ‡	22,722	527
Cullen/Frost Bankers	7,505	509
Customers Bancorp *	4,070	90
CVB Financial	14,179	222
CyrusOne ‡	4,729	141
CYS Investments ‡	22,062	201

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

DCT Industrial Trust ‡	10,471	$378
DDR ‡	41,614	788
Diamond Hill Investment Group	254	36
DiamondRock Hospitality ‡	25,907	375
Digital Realty Trust ‡	18,374	1,220
Dime Community Bancshares	3,683	57
Douglas Emmett ‡	20,285	586
Duke Realty ‡	45,195	965
DuPont Fabros Technology ‡	8,021	251
Dynex Capital ‡	6,593	55
Eagle Bancorp *	2,906	108
East West Bancorp	19,866	794
EastGroup Properties ‡	4,185	264
Eaton Vance	16,725	704
Education Realty Trust ‡	5,857	205
eHealth *	1,874	17
EMC Insurance Group	700	22
Empire State Realty Trust, Cl A ‡	11,700	207
Employers Holdings	3,174	75
Encore Capital Group *	3,175	127
Endurance Specialty Holdings	5,783	368
Enova International *	3,366	78
Enstar Group *	1,151	160
Enterprise Bancorp	1,100	23
Enterprise Financial Services	2,449	49
EPR Properties ‡	7,551	461
Equity Commonwealth ‡	18,644	493
Equity Lifestyle Properties ‡	11,032	594
Equity One ‡	7,585	203
Erie Indemnity, Cl A	3,387	294
Essent Group *	6,900	160
EverBank Financial	12,124	218
Evercore Partners, Cl A	4,376	224
Everest Re Group	6,344	1,126
Excel Trust ‡	8,818	121
Extra Space Storage ‡	15,818	1,040
Ezcorp, Cl A *	7,457	78
FBL Financial Group, Cl A	1,682	97
FBR *	1,869	45
FCB Financial Holdings, Cl A *	1,700	43
Federal Agricultural Mortgage, Cl C	1,988	63
Federal Realty Investment Trust ‡	9,186	1,305
Federated Investors, Cl B	13,470	444
Federated National Holding	1,300	38
FelCor Lodging Trust ‡	15,163	163
Fidelity & Guaranty Life	2,700	56
Fidelity Southern	1,513	24
Financial Engines	6,864	277
Financial Institutions	1,767	40
First American Financial	15,072	528
First Bancorp	2,097	37
First BanCorp *	18,716	123
First Busey	11,811	75
First Business Financial Services	500	23
First Cash Financial Services *	3,658	176
First Citizens BancShares, Cl A	1,391	351
First Commonwealth Financial	15,201	129
First Community Bancshares	942	15
First Connecticut Bancorp	1,048	16
First Defiance Financial	592	19
First Financial	1,612	54

Description	Shares	Market Value ($ Thousands)

First Financial Bancorp	7,249	$126
First Financial Bankshares (A)	8,656	227
First Financial Northwest	1,491	18
First Horizon National	31,100	444
First Industrial Realty Trust ‡	14,553	310
First Interstate Bancsystem, Cl A	2,212	58
First Merchants	3,733	84
First Midwest Bancorp	9,442	161
First NBC Bank Holding *	1,700	56
First Niagara Financial Group	50,847	450
First of Long Island	1,130	28
First Potomac Realty Trust ‡	6,922	83
First Republic Bank	18,843	1,074
FirstMerit	21,497	390
Flagstar Bancorp *	1,800	27
Flushing Financial	4,470	87
FNB (Pennsylvania)	23,308	299
FNF Group	37,658	1,383
FNFV Group *	11,584	172
Forest City Enterprises, Cl A *	23,145	584
Forestar Group *	4,832	69
Fox Chase Bancorp	1,553	25
Franklin Street Properties ‡	11,696	148
FRP Holdings *	838	26
Fulton Financial	27,812	337
FXCM, Cl A	5,250	11
Gain Capital Holdings	5,300	50
GAMCO Investors, Cl A	822	62
Gaming and Leisure Properties ‡	12,369	419
Geo Group ‡	10,290	444
German American Bancorp	1,544	44
Getty Realty ‡	3,072	55
GFI Group	13,249	81
Glacier Bancorp	10,080	245
Gladstone Commercial ‡	3,119	57
Global Indemnity, Cl A *	1,002	27
Government Properties Income Trust ‡	9,166	214
Gramercy Property Trust ‡	27,495	194
Great Southern Bancorp	1,299	49
Great Western Bancorp	2,300	53
Green Dot, Cl A *	3,855	60
Greenhill	3,971	154
Greenlight Capital Re, Cl A *	3,509	115
Guaranty Bancorp	605	9
Hancock Holding	10,314	302
Hanmi Financial	4,178	82
Hannon Armstrong Sustainable Infrastructure Capital ‡	2,700	45
Hanover Insurance Group	6,317	444
Hatteras Financial ‡	13,083	240
HCC Insurance Holdings	13,821	772
HCI Group	915	43
Healthcare Realty Trust ‡	12,755	364
Healthcare Trust of America, Cl A ‡	16,750	465
Heartland Financial USA	2,575	79
Heritage Commerce	1,100	9
Heritage Financial	4,271	69
Heritage Oaks Bancorp	1,400	11
Hersha Hospitality Trust, Cl A ‡	26,078	175
HFF, Cl A	4,095	146
Highwoods Properties ‡	11,968	546

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Hilltop Holdings *	10,838	$202
Home BancShares	7,396	234
Home Loan Servicing Solutions (A)	9,747	179
Home Properties ‡	8,035	536
HomeStreet *	1,172	20
HomeTrust Bancshares *	4,102	65
Horace Mann Educators	5,414	174
Horizon Bancorp	900	20
Hospitality Properties Trust ‡	20,841	642
Howard Hughes *	5,517	826
Hudson Pacific Properties ‡	9,570	306
Hudson Valley Holding	1,305	34
Iberiabank	4,284	270
Independent Bank	3,502	146
Independent Bank	2,700	34
Independent Bank Group	1,100	40
Infinity Property & Casualty	1,614	125
Inland Real Estate ‡	10,982	117
Interactive Brokers Group, Cl A	6,827	218
International Bancshares	6,650	165
International. FCStone *	1,368	37
Invesco Mortgage Capital ‡	15,171	242
Investment Technology Group *	3,917	88
Investors Bancorp	50,543	580
Investors Real Estate Trust ‡	13,531	104
iStar Financial *‡	11,218	149
Janus Capital Group	18,812	310
JG Wentworth Company, Cl A *	2,500	26
Jones Lang LaSalle	6,259	1,009
Kansas City Life Insurance	165	8
KCG Holdings, Cl A *	7,407	93
Kearny Financial *	607	8
Kemper	6,736	248
Kennedy-Wilson Holdings	9,129	244
Kilroy Realty ‡	11,843	876
Kite Realty Group Trust ‡	5,055	143
Ladder Capital, Cl A ‡	3,500	64
Ladenburg Thalmann Financial Services *	12,600	49
Lakeland Bancorp	4,693	51
Lakeland Financial	1,705	67
Lamar Advertising, Cl A ‡	11,097	645
LaSalle Hotel Properties ‡	14,742	574
Lazard, Cl A	17,031	867
LegacyTexas Financial Group	5,810	134
LendingTree *	800	42
Lexington Realty Trust ‡	27,590	299
Liberty Property Trust ‡	20,375	758
LPL Financial Holdings	12,362	555
LTC Properties ‡	4,417	197
Mack-Cali Realty ‡	12,167	229
Maiden Holdings	7,723	110
MainSource Financial Group	2,690	50
Manning & Napier, Cl A	1,972	24
Marcus & Millichap *	1,700	63
Markel *	1,913	1,426
MarketAxess Holdings	5,052	402
Marlin Business Services	322	6
MB Financial	8,326	260
MBIA *	22,582	203
Meadowbrook Insurance Group	6,353	53
Medical Properties Trust ‡	29,562	448
Mercantile Bank	2,257	43

Description	Shares	Market Value ($ Thousands)

Merchants Bancshares	207	$6
Mercury General	3,378	184
Meridian Bancorp *	4,127	51
Meta Financial Group	700	25
Metro Bancorp	1,177	30
MFA Mortgage Investments ‡	46,997	374
MGIC Investment *	44,318	405
Mid-America Apartment Communities ‡	10,353	750
MidSouth Bancorp	400	6
MidWestOne Financial Group	269	8
Moelis, Cl A	900	29
Monmouth Real Estate Investment, Cl A ‡	5,746	65
Montpelier Re Holdings	4,589	165
Mortgage Investment Trust ‡	2,788	52
MSCI, Cl A	16,069	902
National Bank Holdings, Cl A	4,600	86
National Bankshares	1,036	30
National General Holdings	4,100	76
National Health Investors ‡	5,164	368
National Interstate	924	25
National Penn Bancshares	14,689	158
National Retail Properties ‡	17,443	702
National Western Life Insurance, Cl A	341	86
Nationstar Mortgage Holdings *(A)	2,646	70
Navigators Group *	1,283	96
NBT Bancorp	6,708	161
Nelnet, Cl A	2,531	118
New Residential Investments ‡	17,850	270
New York ‡	20,500	213
New York Community Bancorp	60,839	1,011
New York Mortgage Trust ‡	16,838	133
NewBridge Bancorp	2,600	22
NewStar Financial *	3,393	34
Nicholas Financial *	700	10
NMI Holdings, Cl A *	5,900	43
Northfield Bancorp	6,705	97
Northrim BanCorp	269	6
NorthStar Asset Management Group	25,758	625
NorthStar Realty Finance ‡	34,258	658
Northwest Bancshares	11,699	138
OceanFirst Financial	1,788	29
Ocwen Financial *	13,361	109
OFG Bancorp	5,625	98
Old National Bancorp	14,461	204
Old Republic International	34,144	518
OM Asset Management	3,100	56
Omega Healthcare Investors ‡	19,577	784
One Liberty Properties ‡	1,124	27
OneBeacon Insurance Group, Cl A	4,135	62
Oppenheimer Holdings, Cl A	2,164	46
Opus Bank	1,100	32
Oritani Financial	7,124	102
Outfront Media ‡	17,609	527
Owens Realty Mortgage ‡	1,300	16
Pacific Continental	2,665	36
Pacific Premier Bancorp *	1,600	25
PacWest Bancorp	14,283	655
Paramount Group ‡	19,000	349

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Park National	1,605	$137
Park Sterling	3,770	26
Parkway Properties ‡	10,770	190
PartnerRe	6,934	794
Peapack Gladstone Financial	2,654	52
Pebblebrook Hotel Trust ‡	9,603	466
Penns Woods Bancorp	652	30
Pennsylvania ‡	8,599	196
PennyMac Financial Services, Cl A *	1,100	19
PennyMac Mortgage Investment Trust ‡	9,863	211
Peoples Bancorp	1,710	41
Peoples Financial Services	900	37
PHH *	7,132	173
Phoenix *	841	48
Physicians Realty Trust ‡	11,000	181
PICO Holdings *	2,621	45
Piedmont Office Realty Trust, Cl A ‡	22,566	414
Pinnacle Financial Partners	5,025	211
Piper Jaffray *	2,277	125
Platinum Underwriters Holdings	3,348	256
Popular *	13,256	457
Post Properties ‡	7,711	439
Potlatch ‡	5,120	204
PRA Group *(A)	6,858	343
Preferred Bank	1,937	52
Primerica	7,929	418
PrivateBancorp, Cl A	10,019	348
ProAssurance	8,725	393
Prosperity Bancshares	9,969	516
Provident Financial Services	8,679	158
PS Business Parks ‡	2,628	219
QTS Realty Trust *	2,000	72
Radian Group	27,348	432
RAIT Financial Trust ‡	13,021	96
Ramco-Gershenson Properties ‡	9,737	182
Raymond James Financial	17,181	982
Rayonier ‡	17,953	492
RCS Capital, Cl A (A)	2,000	23
RE, Cl A	1,600	52
Realogy Holdings *	20,102	925
Realty Income ‡	30,036	1,504
Redwood Trust ‡	11,305	216
Regency Centers ‡	12,667	831
Regional Management *	700	11
Reinsurance Group of America, Cl A	9,516	850
RenaissanceRe Holdings	5,743	589
Renasant	3,960	113
Republic Bancorp, Cl A	1,298	31
Resource Capital ‡	13,505	68
Retail Opportunity Investments ‡	12,159	204
Retail Properties of America, Cl A ‡	33,303	527
Rexford Industrial Realty ‡	9,800	157
RLI	6,082	294
RLJ Lodging Trust ‡	18,237	580
Rouse Properties ‡	6,017	104
Ryman Hospitality Properties ‡	5,760	346
S&T Bancorp	4,732	134
Sabra Health Care ‡	8,762	286

Description	Shares	Market Value ($ Thousands)

Safeguard Scientifics *	3,396	$62
Safety Insurance Group	1,531	90
Sandy Spring Bancorp	2,947	76
Santander Consumer USA Holdings	13,300	300
Saul Centers ‡	1,444	78
Seacoast Banking Corporation of Florida *	3,898	51
SEI	18,419	793
Select Income ‡	4,321	107
Selective Insurance Group	8,284	226
Senior Housing Properties Trust ‡	33,207	742
Sierra Bancorp	478	8
Signature Bank NY *	6,970	860
Silver Bay Realty Trust ‡	4,446	72
Simmons First National, Cl A	2,418	99
SL Green Realty ‡	12,940	1,642
SLM	54,800	519
South State	3,686	249
Southside Bancshares (A)	3,547	102
Southwest Bancorp	1,679	28
Sovran Self Storage ‡	4,193	386
Spirit Realty Capital ‡	55,366	678
Springleaf Holdings, Cl A *	2,800	108
St. Joe *	8,420	143
STAG Industrial ‡	8,656	216
StanCorp Financial Group	5,710	378
Starwood Property Trust ‡	30,680	749
Starwood Waypoint Residential Trust ‡	4,476	113
State Auto Financial	1,890	45
State Bank Financial	3,584	73
State National	5,800	54
Sterling Bancorp	12,729	175
Stewart Information Services	3,341	126
Stifel Financial *	9,382	514
Stock Yards Bancorp	1,635	54
Stonegate Bank	1,200	35
Stonegate Mortgage *	3,100	31
STORE Capital ‡	4,000	91
Strategic Hotels & Resorts *‡	35,788	470
Suffolk Bancorp	600	13
Summit Hotel Properties ‡	11,929	157
Sun Bancorp *	332	6
Sun Communities ‡	6,421	434
Sunstone Hotel Investors ‡	26,722	466
Susquehanna Bancshares	26,223	352
SVB Financial Group *	6,982	858
Symetra Financial	9,383	212
Synchrony Financial *(A)	18,000	575
Synovus Financial	19,592	548
Talmer Bancorp, Cl A	4,300	61
Tanger Factory Outlet Centers ‡	11,649	413
Taubman Centers ‡	8,787	636
TCF Financial	20,939	329
TD Ameritrade Holding	36,673	1,330
Tejon Ranch *	1,647	40
Terreno Realty ‡	6,663	147
Territorial Bancorp	773	17
Texas Capital Bancshares *	6,823	317
TFS Financial	8,743	123
Third Point Reinsurance *	6,600	93
Tompkins Financial	1,905	99

9	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Towne Bank	7,180	$111
Trico Bancshares	2,509	60
TriState Capital Holdings *	2,600	25
TrustCo Bank NY	11,926	81
Trustmark	8,439	194
Two Harbors Investment ‡	47,140	492
UDR ‡	34,379	1,098
UMB Financial	4,745	245
UMH Properties ‡	900	8
Umpqua Holdings	24,431	404
Union Bankshares	6,142	134
United Bankshares	8,983	336
United Community Banks	6,574	125
United Community Financial	4,200	22
United Financial Bancorp	6,173	76
United Fire Group	3,071	89
United Insurance Holdings	1,900	46
Universal Health Realty Income Trust ‡	2,016	102
Universal Insurance Holdings	5,200	129
Univest Corp of Pennsylvania	2,123	40
Urban Edge Properties ‡	11,800	282
Urstadt Biddle Properties, Cl A ‡	2,956	67
Validus Holdings	11,926	497
Valley National Bancorp	28,670	275
Virtus Investment Partners	808	107
Voya Financial	18,900	835
Waddell & Reed Financial, Cl A	12,102	599
Walker & Dunlop *	1,423	23
Walter Investment Management *(A)	4,636	77
Washington Federal	15,236	322
Washington ‡	8,413	238
Washington Trust Bancorp	2,270	85
Waterstone Financial	4,000	51
Webster Financial	13,051	451
Weingarten Realty Investors ‡	17,168	622
WesBanco	5,325	174
West Bancorporation	1,985	35
Westamerica Bancorporation	3,355	144
Western Alliance Bancorp *	9,503	270
Western Asset Mortgage Capital ‡(A)	6,644	100
Westwood Holdings Group	928	58
White Mountains Insurance Group	855	570
Whitestone, Cl B ‡	1,577	25
Wilshire Bancorp	10,663	101
Wintrust Financial	5,849	275
WisdomTree Investments	13,575	254
World Acceptance *	976	80
WP Carey ‡	13,600	933
WP GLIMCHER ‡	26,202	454
WR Berkley	14,224	710
WSFS Financial	943	73
Yadkin Financial *	3,400	65

		141,036

Health Care — 12.6%
AAC Holdings *	1,600	58
Abaxis	3,093	188
ABIOMED *	5,612	341
Acadia Healthcare *	5,587	353
ACADIA Pharmaceuticals *	10,600	402

Description	Shares	Market Value ($ Thousands)

Accelerate Diagnostics *	2,800	$56
Acceleron Pharma *	2,600	106
Accuray *	8,163	73
AcelRx Pharmaceuticals *(A)	2,300	20
Aceto	3,017	65
Achillion Pharmaceuticals *	17,898	217
Acorda Therapeutics *	5,142	174
Actinium Pharmaceuticals *(A)	3,600	11
Adeptus Health, Cl A *	1,600	71
Aegerion Pharmaceuticals *(A)	3,706	101
Aerie Pharmaceuticals *	1,200	34
Affymetrix *(A)	11,760	138
Agenus *	7,400	36
Agios Pharmaceuticals *(A)	1,900	204
Air Methods *	5,277	280
Akebia Therapeutics *	900	8
Akorn *	8,927	480
Albany Molecular Research *	3,800	62
Alder Biopharmaceuticals *	1,900	51
Alere *	10,621	483
Align Technology *	11,513	660
Alimera Sciences *	3,300	17
Alkermes *	19,753	1,388
Alliance HealthCare Services *	800	19
Allscripts Healthcare Solutions *	22,553	271
Almost Family *	1,009	36
Alnylam Pharmaceuticals *	9,889	1,004
AMAG Pharmaceuticals *	2,803	138
Amedisys *	4,171	126
AMN Healthcare Services *	5,809	131
Ampio Pharmaceuticals *(A)	7,400	42
Amsurg, Cl A *	5,566	335
Anacor Pharmaceuticals *	4,900	213
Analogic	1,620	140
AngioDynamics *	2,070	39
ANI Pharmaceuticals *	800	54
Anika Therapeutics *	1,470	59
Antares Pharma *	13,708	36
Aratana Therapeutics *	2,800	54
Arena Pharmaceuticals *	27,553	124
ARIAD Pharmaceuticals *(A)	25,624	208
Array BioPharma *	20,560	164
Arrowhead Research *	6,000	45
athenahealth *(A)	5,192	660
AtriCure *	2,820	50
Atrion	230	75
Auspex Pharmaceuticals *	1,200	81
Avalanche Biotechnologies *	1,300	47
BioCryst Pharmaceuticals *	8,200	84
BioDelivery Sciences International *	7,400	111
BioMarin Pharmaceutical *	21,246	2,275
Bio-Path Holdings *	8,700	16
Bio-Rad Laboratories, Cl A *	2,653	337
Bio-Reference Labs *	3,547	124
BioScrip *	9,311	57
Bio-Techne	4,825	471
BioTelemetry *	5,500	53
BioTime *(A)	5,100	21
Bluebird Bio *	3,600	343
Brookdale Senior Living, Cl A *	23,709	889
Bruker *	14,532	277
Cambrex *	3,760	129
Cantel Medical	4,777	217

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Capital Senior Living *	3,612	$90
Cardiovascular Systems *	3,425	129
Castlight Health, Cl B *(A)	2,800	20
Catalent *	6,200	173
Catamaran *	28,107	1,404
Celldex Therapeutics *	13,256	339
Cempra *	5,000	166
Centene *	15,918	978
Cepheid *	9,869	561
Cerus *	15,197	73
Charles River Laboratories International *	6,406	491
Chemed	2,245	262
ChemoCentryx *	2,000	16
Chimerix *	4,600	186
Civitas Solutions *	3,000	57
Clovis Oncology *	3,066	234
Coherus Biosciences *	1,900	60
Community Health Systems *	16,029	778
Computer Programs & Systems	1,702	90
CONMED	3,708	190
Cooper	6,534	1,071
Corcept Therapeutics *	13,100	43
CorVel *	1,434	51
Cross Country Healthcare *	5,079	66
CryoLife	5,045	53
CTI BioPharma *(A)	17,100	40
Cyberonics *	4,146	284
Cynosure, Cl A *	2,339	71
Cytokinetics *	2,100	16
Cytori Therapeutics *(A)	2,432	3
CytRx *	6,500	21
Depomed *	9,255	203
Derma Sciences *	3,783	30
DexCom *	9,824	597
Dyax *	19,882	300
Dynavax Technologies *	3,189	56
Emergent Biosolutions *	3,084	92
Enanta Pharmaceuticals *	1,200	43
Endo International *	1	—
Endocyte *(A)	4,870	28
Endologix *	9,095	143
Ensign Group	3,718	164
Envision Healthcare Holdings *	10,400	381
Enzo Biochem *	4,300	13
Epizyme *	1,600	38
Esperion Therapeutics *	1,300	81
Exact Sciences *(A)	11,354	255
Exactech *	1,239	29
ExamWorks Group *	4,245	172
Exelixis *(A)	25,200	74
FibroGen *	2,000	64
Five Prime Therapeutics *	2,000	51
Five Star Quality Care *	8,527	31
Fluidigm *	4,553	201
Foundation Medicine *	1,500	72
Galectin Therapeutics *	2,100	7
Galena Biopharma *	8,900	16
Genesis Healthcare, Cl A *	2,900	21
GenMark Diagnostics *	5,900	75
Genomic Health *	1,797	55
Geron *	23,970	72
Globus Medical, Cl A *	9,900	240
Greatbatch *	3,430	182

Description	Shares	Market Value ($ Thousands)

Haemonetics *	6,947	$309
Halozyme Therapeutics *(A)	14,658	221
Halyard Health *	6,000	276
Hanger *	4,309	112
Health Net *	11,170	641
HealthEquity *	2,100	43
HealthSouth	11,441	497
HealthStream *	3,264	84
Healthways *	3,221	72
HeartWare International *	2,579	220
Henry Schein *	11,543	1,617
Heron Therapeutics *	2,300	30
Hill-Rom Holdings	7,201	345
HMS Holdings *	11,031	193
Hologic *	32,955	1,067
Horizon Pharma *(A)	10,000	205
Hyperion Therapeutics *	1,700	50
ICU Medical *	1,827	162
Idera Pharmaceuticals *	7,600	37
Idexx Laboratories *	6,501	1,020
IGI Laboratories *	6,200	71
Illumina *	19,079	3,729
ImmunoGen *(A)	10,752	82
Immunomedics *	7,257	30
Impax Laboratories *	10,288	414
IMS Health Holdings *	10,000	263
INC Research Holdings, Cl A *	2,200	66
Incyte *	19,571	1,680
Infinity Pharmaceuticals *	6,394	97
Inovio Pharmaceuticals *	7,000	50
Insmed *	8,400	156
Insulet *	7,421	235
Insys Therapeutics *	1,900	114
Integra LifeSciences Holdings *	3,452	207
Intercept Pharmaceuticals *(A)	1,976	437
Intra-Cellular Therapies *	2,000	50
Intrexon *(A)	6,000	246
Invacare	3,389	64
IPC The Hospitalist *	2,300	99
Ironwood Pharmaceuticals, Cl A *	16,354	253
Isis Pharmaceuticals *	16,094	1,103
Jazz Pharmaceuticals *	8,034	1,367
Karyopharm Therapeutics *(A)	1,600	44
Keryx Biopharmaceuticals *	12,394	151
Kindred Healthcare	13,273	282
Kite Pharma *	1,600	105
KYTHERA Biopharmaceuticals *	1,800	75
Landauer	1,073	41
Lannett *	3,900	243
LDR Holding *	1,900	74
Lexicon Pharmaceuticals *	21,740	20
LHC Group *	2,284	77
LifePoint Hospitals *	6,396	460
Ligand Pharmaceuticals, Cl B *	2,928	161
Luminex *	4,755	75
MacroGenics *	3,400	118
Magellan Health Services *	3,840	246
MannKind *(A)	34,843	227
Masimo *	6,093	180
MedAssets *	7,739	149
Medicines *	9,357	269
Medidata Solutions *	6,894	332
Medivation *	10,504	1,235

11	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

MEDNAX *	13,756	$983
Merge Healthcare *	16,099	64
Meridian Bioscience	6,141	122
Merit Medical Systems *	7,375	145
Merrimack Pharmaceuticals *	14,600	157
Mettler Toledo International *	3,982	1,251
MiMedx Group *	10,500	109
Mirati Therapeutics *	2,400	57
Molina Healthcare *	4,136	263
Momenta Pharmaceuticals *	7,254	99
Myriad Genetics *(A)	10,726	365
NanoViricides *	9,400	25
National Healthcare	994	63
National Research, Cl A	312	4
Natus Medical *	4,258	152
Navidea Biopharmaceuticals *	7,605	12
Nektar Therapeutics *	17,195	225
Neogen *	5,480	280
Neuralstem *(A)	8,000	30
Neurocrine Biosciences *	12,200	476
Nevro *	1,000	42
NewLink Genetics *	2,516	108
Northwest Biotherapeutics *(A)	4,100	30
Novavax *	33,353	305
NuVasive *	6,578	301
NxStage Medical *	8,747	150
Ocular Therapeutix *	1,700	61
Ohr Pharmaceutical *(A)	2,500	19
Omeros *	5,200	109
Omnicare	13,596	1,043
Omnicell *	4,312	151
OncoMed Pharmaceuticals *	1,500	37
Oncothyreon *	8,400	13
Ophthotech *	2,300	124
OPKO Health *(A)	26,129	380
OraSure Technologies *	5,539	40
Orexigen Therapeutics *	15,061	85
Organovo Holdings *(A)	7,300	43
Orthofix International *	2,440	79
Osiris Therapeutics *	4,100	71
Otonomy *	1,500	56
OvaScience *	2,500	114
Owens & Minor	9,239	329
Oxford Immunotec Global *	1,500	21
Pacific Biosciences of California *	8,700	55
Pacira Pharmaceuticals *	4,645	533
Pain Therapeutics *	4,500	9
PAREXEL International *	8,046	519
PDL BioPharma (A)	20,200	141
Peregrine Pharmaceuticals *	15,000	21
Pernix Therapeutics Holdings *	3,900	42
Pharmacyclics *	8,293	1,791
PharMerica *	4,250	106
Phibro Animal Health, Cl A	1,700	62
PhotoMedex *	265	—
Portola Pharmaceuticals *	6,300	240
Pozen *	5,328	39
PRA Health Sciences *	2,500	79
Premier, Cl A *	4,700	172
Prestige Brands Holdings *	6,479	250
Progenics Pharmaceuticals *	11,596	75
Prothena *	3,900	104
Providence Service *	1,758	81

Description	Shares	Market Value ($ Thousands)

PTC Therapeutics *	3,800	$271
Puma Biotechnology *	3,200	682
QIAGEN *	32,348	817
Quality Systems	7,215	125
Quidel *	3,412	88
Quintiles Transnational Holdings *	7,100	461
Radius Health *	1,500	64
RadNet *	3,900	34
Raptor Pharmaceutical *	7,507	70
Receptos *	2,800	355
Regulus Therapeutics *(A)	3,400	63
Relypsa *	2,100	81
Repligen *	5,222	134
Repros Therapeutics *	2,942	27
ResMed	19,099	1,229
Retrophin *	1,800	25
Revance Therapeutics *	1,700	27
Rigel Pharmaceuticals *	17,759	53
Rockwell Medical *	4,300	43
RTI Surgical *	6,918	37
Sage Therapeutics *	1,200	52
Sagent Pharmaceuticals *	3,875	105
Salix Pharmaceuticals *	8,657	1,361
Sangamo BioSciences *	7,970	134
Sarepta Therapeutics *	5,200	72
Sciclone Pharmaceuticals *	6,501	50
Seattle Genetics *	14,500	526
Select Medical Holdings	9,165	124
Sequenom *	22,017	77
Sirona Dental Systems *	8,022	729
Spectranetics *	4,924	166
Spectrum Pharmaceuticals *	7,079	44
STAAR Surgical *	5,378	37
Stemline Therapeutics *	900	14
STERIS	8,398	542
Sucampo Pharmaceuticals, Cl A *	2,200	34
Sunesis Pharmaceuticals *	10,135	23
Supernus Pharmaceuticals *	5,000	45
Surgical Care Affiliates *	1,500	49
SurModics *	2,444	59
Symmetry Surgical *	1,222	9
Synageva BioPharma *	3,306	326
Synergy Pharmaceuticals *	10,515	32
Synta Pharmaceuticals *	9,354	22
Tandem Diabetes Care *	1,500	18
Team Health Holdings *	10,008	593
Teleflex	5,802	706
TESARO *	2,600	139
Tetraphase Pharmaceuticals *	3,100	122
TG Therapeutics *	2,800	41
TherapeuticsMD *(A)	21,900	111
Theravance (A)	10,309	186
Theravance Biopharma *	2,945	64
Thoratec *	7,827	319
Threshold Pharmaceuticals *	9,295	41
Tornier *	4,408	108
Triple-S Management, Cl B *	2,866	54
Ultragenyx Pharmaceutical *	1,200	65
Unilife *(A)	18,171	72
United Therapeutics *	6,564	1,018
Universal American *	7,316	68
US Physical Therapy	1,926	82

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Utah Medical Products	200	$12
Vanda Pharmaceuticals *	4,100	44
Vascular Solutions *	2,718	79
VCA Antech *	12,283	654
Veeva Systems, Cl A *	4,400	136
Verastem *(A)	1,500	11
VIVUS *	8,977	23
Vocera Communications *	1,742	18
VWR *	3,700	91
WellCare Health Plans *	6,266	569
West Pharmaceutical Services	9,130	500
Wright Medical Group *	6,859	169
Xencor *	3,000	47
XenoPort *	9,916	68
XOMA *	9,730	36
Zafgen *	1,600	62
Zeltiq Aesthetics *	4,400	147
ZIOPHARM Oncology *(A)	14,973	169
Zogenix *(A)	10,400	17
ZS Pharma *	1,200	59

		78,960

Industrials — 14.5%
AAON	6,950	156
AAR	5,729	168
ABM Industries	7,055	219
Acacia Research	8,749	110
ACCO Brands *	15,629	119
Accuride *	10,900	59
Actuant, Cl A	8,542	217
Acuity Brands	5,946	942
Advanced Drainage Systems	2,600	71
Advisory Board *	5,284	286
AECOM Technology *	20,148	606
Aegion, Cl A *	4,503	81
Aerovironment *	2,125	58
AGCO	13,223	658
Air Lease, Cl A	14,531	556
Air Transport Services Group *	6,336	57
Aircastle	8,657	200
Alamo Group	935	47
Alaska Air Group	18,722	1,192
Albany International, Cl A	4,098	155
Allegiant Travel, Cl A	1,750	321
Allison Transmission Holdings, Cl A	18,876	601
Altra Industrial Motion	3,389	93
AMERCO *	1,000	327
Ameresco, Cl A *	779	5
American Airlines Group	97,623	4,676
American Railcar Industries	1,277	72
American Science & Engineering	955	50
American Woodmark *	1,684	89
AO Smith	10,558	665
Apogee Enterprises	3,811	175
Applied Industrial Technologies	5,661	248
ARC Document Solutions *	4,300	36
ArcBest	3,290	138
Argan	1,879	61
Armstrong World Industries *	5,677	317
Astec Industries	3,163	135
Astronics *	2,274	158
Astronics, Cl B *	454	31
Atlas Air Worldwide Holdings *	3,369	153

Description	Shares	Market Value ($ Thousands)

Avis Budget Group *	14,560	$883
AZZ	3,196	145
B/E Aerospace	14,530	923
Babcock & Wilcox	14,124	438
Baltic Trading (A)	5,700	10
Barnes Group	8,152	326
Barrett Business Services	834	31
Beacon Roofing Supply *	6,170	185
Blount International *	6,185	103
Brady, Cl A	5,727	154
Briggs & Stratton	6,749	141
Brink’s	7,606	214
Builders FirstSource *	7,970	48
CAI International *	1,272	31
Capstone Turbine *(A)	50,135	35
Carlisle	8,877	826
Casella Waste Systems, Cl A *	1,391	6
CBIZ *	3,745	33
CDI	2,269	42
Ceco Environmental	2,047	29
Celadon Group	3,375	89
Cenveo *(A)	7,100	15
Chart Industries *	3,972	139
Chicago Bridge & Iron	13,892	641
CIRCOR International	2,315	124
Civeo	11,798	46
CLARCOR	6,623	436
Clean Harbors *	7,776	433
Colfax *	13,389	705
Columbus McKinnon	2,465	65
Comfort Systems USA	4,391	82
Commercial Vehicle Group *	5,592	32
Continental Building Products *	3,000	63
Con-way	7,568	334
Copa Holdings, Cl A	4,728	538
Copart *	15,850	593
Corporate Executive Board	4,461	349
Covanta Holding	14,558	315
CRA International *	2,105	63
Crane	6,329	423
Cubic	2,989	156
Curtiss-Wright	6,178	448
Deluxe	7,154	476
DigitalGlobe *	9,532	317
Donaldson	19,846	735
Douglas Dynamics	4,222	95
Ducommun *	1,000	25
DXP Enterprises *	1,662	76
Dycom Industries *	4,807	213
Dynamic Materials	1,365	22
Echo Global Logistics *	2,486	72
EMCOR Group	9,787	431
Encore Wire	3,103	116
Energy Recovery *(A)	4,487	15
EnerNOC *	4,160	56
EnerSys	6,783	443
Engility Holdings	2,010	73
Ennis	3,488	49
Enphase Energy *	2,300	32
EnPro Industries	3,568	235
ESCO Technologies	3,777	146
Esterline Technologies *	4,490	529
Exelis	24,828	601
ExOne *	1,900	29

13	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Exponent	1,743	$151
Federal Signal	9,547	157
Fortune Brands Home & Security	22,773	1,055
Forward Air	3,818	204
Franklin Covey *	491	9
Franklin Electric	6,381	233
FreightCar America	1,733	54
FTI Consulting *	5,168	191
FuelCell Energy *(A)	34,361	45
Furmanite *	3,137	22
G&K Services, Cl A	2,439	176
GATX	6,352	395
GenCorp *	8,779	169
Generac Holdings *	9,845	485
General Cable	6,137	92
Genesee & Wyoming, Cl A *	7,374	760
Gibraltar Industries *	3,560	52
Global Brass & Copper Holdings	2,700	38
Global Power Equipment Group	3,430	46
Gorman-Rupp	1,977	57
GP Strategies *	2,500	89
Graco	8,535	647
GrafTech International *	15,817	62
Graham	796	18
Granite Construction	4,911	163
Great Lakes Dredge & Dock *	9,180	56
Greenbrier	3,623	213
Griffon	4,237	69
H&E Equipment Services	3,725	91
Harsco	11,028	182
Hawaiian Holdings *	6,780	125
HD Supply Holdings *	15,400	454
Healthcare Services Group	9,239	310
Heartland Express	6,872	173
Heico	9,381	556
Heidrick & Struggles International	2,952	71
Heritage-Crystal Clean *	1,200	15
Herman Miller	7,443	231
Hertz Global Holdings *	61,014	1,408
Hexcel	13,798	657
HNI	6,049	308
Houston Wire & Cable	3,755	40
Hub Group, Cl A *	5,762	233
Hubbell, Cl B	8,189	932
Huntington Ingalls Industries	6,759	955
Hurco	1,235	42
Huron Consulting Group *	2,911	194
Hyster-Yale Materials Handling	1,102	73
ICF International *	2,468	103
IDEX	11,141	861
IHS, Cl A *	9,299	1,093
InnerWorkings *	3,487	22
Insperity	3,012	156
Insteel Industries	2,941	64
Interface, Cl A	10,545	213
International Shipholding	800	11
ITT	13,063	536
JB Hunt Transport Services	12,649	1,081
JetBlue Airways *	34,781	598
John Bean Technologies	4,431	153
Kadant	1,725	76
Kaman	3,973	165

Description	Shares	Market Value ($ Thousands)

KAR Auction Services	19,429	$709
KBR	18,845	307
Kelly Services, Cl A	2,795	48
Kennametal	11,414	399
KEYW Holding *	4,068	36
Kforce	4,537	107
Kirby *	7,626	588
KLX *	6,765	270
Knight Transportation	8,037	266
Knoll	5,463	116
Korn/Ferry International *	6,958	213
Kratos Defense & Security Solutions *	5,216	30
Landstar System	6,444	452
Layne Christensen *	3,469	23
LB Foster, Cl A	1,171	57
Lennox International	6,829	712
Lincoln Electric Holdings	11,133	769
Lindsay Manufacturing	1,627	142
LMI Aerospace *	181	3
LSI Industries	2,000	16
Lydall *	1,632	52
Manitex International *	1,800	21
Manitowoc	17,150	380
Manpowergroup	11,056	890
Marten Transport	3,095	72
Masonite International *	4,000	245
MasTec *	8,262	182
Matson	5,552	219
Matthews International, Cl A	3,813	184
McGrath RentCorp	3,748	120
Meritor *	13,095	187
Middleby *	7,925	845
Miller Industries	2,311	51
Mistras Group *	2,697	51
Mobile Mini	6,683	277
Moog, Cl A *	6,024	455
MRC Global *	12,812	165
MSA Safety	3,544	179
MSC Industrial Direct, Cl A	6,703	489
Mueller Industries	7,108	247
Mueller Water Products, Cl A	19,612	180
Multi-Color	1,957	134
MYR Group *	2,179	60
NACCO Industries, Cl A	305	17
National Presto Industries	591	36
Navigant Consulting *	7,641	107
Navios Maritime Holdings	9,200	40
Navistar International *(A)	7,491	218
NCI Building Systems *	3,548	60
NN	2,487	69
Nordson	8,912	686
Nortek *	1,242	96
Northwest Pipe *	1,186	29
NOW *(A)	15,500	329
Old Dominion Freight Line *	8,790	687
On Assignment *	8,069	308
Orbital ATK	7,792	516
Orion Marine Group *	1,874	19
Oshkosh Truck	11,117	542
Owens Corning	16,660	661
PAM Transportation Services *	900	47
Park-Ohio Holdings	1,118	65
Patriot Transportation Holding *	279	6

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Paylocity Holding *	1,100	$33
Pendrell *	8,751	10
Performant Financial *	2,000	11
PGT *	4,900	50
Plug Power *(A)	19,400	60
Ply Gem Holdings *	1,300	18
Polypore International *	6,060	359
Powell Industries	1,364	46
Power Solutions International *	800	45
PowerSecure International *	3,700	41
Preformed Line Products	90	4
Primoris Services	5,347	110
Proto Labs *	3,099	220
Quad, Cl A	3,562	83
Quality Distribution *	3,910	43
Quanex Building Products	5,765	113
Raven Industries	4,155	87
RBC Bearings	3,195	198
Regal-Beloit	5,825	454
Republic Airways Holdings *	7,596	98
Resources Connection	3,881	69
Rexnord *	9,426	260
Roadrunner Transportation Systems *	3,272	84
Rollins	7,975	267
RPX *	6,510	95
RR Donnelley & Sons	27,160	518
Rush Enterprises, Cl A *	5,399	151
Safe Bulkers (A)	4,500	17
Saia *	3,392	156
Scorpio Bulkers *	15,200	39
Simpson Manufacturing	5,043	183
SkyWest	6,622	97
SolarCity *(A)	5,431	279
SP Plus *	2,498	56
Sparton *	1,100	25
Spirit Aerosystems Holdings, Cl A *	16,675	821
Spirit Airlines *	10,047	781
SPX	5,794	516
Standex International	1,629	118
Steelcase, Cl A	10,557	198
Sterling Construction *	591	2
Stock Building Supply Holdings *	1,700	26
Sun Hydraulics	2,877	111
Swift Transporation, Cl A *	11,409	323
TAL International Group	4,284	179
Taser International *	7,069	166
Team *	2,357	91
Teledyne Technologies *	4,837	488
Tennant	2,738	179
Terex	14,070	386
Tetra Tech	8,142	207
Textainer Group Holdings	2,253	73
Thermon Group Holdings *	3,482	85
Timken	11,809	502
Titan International (A)	5,472	55
Titan Machinery *(A)	3,312	48
Toro	8,000	541
Towers Watson, Cl A	8,933	1,175
TransDigm Group	7,205	1,562
Trex *	4,940	249
TriMas *	6,176	185
TriNet Group *	1,800	65

Description	Shares	Market Value ($ Thousands)

Trinity Industries	21,742	$731
Triumph Group	6,696	400
TrueBlue *	5,928	136
Tutor Perini *	4,551	106
Twin Disc	1,870	34
UniFirst	1,840	219
United Continental Holdings *	51,052	3,328
United Stationers	5,437	220
Universal Forest Products	2,555	138
Universal Truckload Services	700	18
US Ecology	3,040	148
USA Truck *	1,700	52
USG *	12,282	346
UTi Worldwide *	10,395	136
Valmont Industries	3,414	426
Vectrus *	1,379	44
Verisk Analytics, Cl A *	22,572	1,621
Veritiv *	1,000	51
Viad	2,271	60
Vicor *	2,500	33
Virgin America *	1,900	67
VSE	500	40
Wabash National *	7,741	113
WABCO Holdings *	7,810	912
Wabtec	13,306	1,263
WageWorks *	4,771	274
Waste Connections	17,203	808
Watsco	3,459	406
Watts Water Technologies, Cl A	3,856	212
Werner Enterprises	5,990	192
Wesco Aircraft Holdings *	6,146	92
WESCO International *(A)	5,666	393
West	5,700	195
Woodward Governor	9,642	468
Xerium Technologies *	2,400	38
XPO Logistics *	7,390	326
YRC Worldwide *	4,500	89

		90,808

Information Technology — 16.8%
3D Systems *(A)	15,847	483
ACI Worldwide *	14,412	286
Activision Blizzard	67,406	1,572
Actua *	5,188	87
Acxiom *	10,574	211
ADTRAN	6,797	146
Advanced Energy Industries *	5,219	139
Advanced Micro Devices *	77,700	242
Advent Software	6,968	308
Agilysys *	900	9
Alliance Fiber Optic Products	600	10
Alpha & Omega Semiconductor *	1,100	10
Ambarella *(A)	4,400	253
Amber Road *	1,900	16
Amdocs	21,868	1,148
American Software, Cl A	2,872	28
Amkor Technology *	11,313	110
Angie’s List *	3,748	25
Anixter International *	3,541	279
Ansys *	12,717	1,093
AOL *	11,565	469
Applied Micro Circuits *	8,998	49
Applied Optoelectronics *	1,700	21
Arista Networks *	800	55
ARRIS Group *	17,070	502

15	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Arrow Electronics *	13,825	$857
Aruba Networks *	14,239	353
Aspen Technology *	13,167	508
Atmel	59,382	495
AVG Technologies *	4,300	97
Avnet	19,099	875
AVX	7,078	101
Axcelis Technologies *	7,300	20
Badger Meter	1,862	109
Bankrate *	7,849	100
Barracuda Networks *	900	34
Bazaarvoice *	8,300	77
Bel Fuse, Cl B	888	17
Belden	6,123	544
Benchmark Electronics *	6,930	163
Benefitfocus *	700	23
Black Box	2,509	55
Blackbaud	5,855	266
Blackhawk Network Holdings, Cl A *(A)	7,400	274
Blackhawk Network Holdings, Cl B *	5,300	194
Blucora *	6,429	95
Booz Allen Hamilton Holding, Cl A	10,065	300
Bottomline Technologies de *	4,871	129
Brightcove *	2,600	20
Broadridge Financial Solutions	16,697	889
BroadSoft *	3,594	113
Brocade Communications Systems	60,547	750
Brooks Automation	8,403	101
Cabot Microelectronics *	3,624	188
CACI International, Cl A *	2,932	256
Cadence Design Systems *	40,147	737
CalAmp *	4,756	91
Calix *	4,945	43
Callidus Software *	8,056	115
Carbonite *	1,400	21
Cardtronics *	5,585	204
Cascade Microtech *	3,600	49
Cass Information Systems	1,490	75
Cavium *	6,931	475
CDK Global	22,000	1,030
CDW	12,500	470
CEVA *	3,838	76
ChannelAdvisor *	2,400	24
Checkpoint Systems *	6,545	88
Ciber *	13,787	54
Ciena *	13,386	280
Cimpress *	4,199	351
Cirrus Logic *	7,995	241
Clearfield *(A)	1,400	19
Cognex *	11,358	508
Coherent *	3,153	203
Cohu	2,077	23
CommScope Holding *	9,300	293
CommVault Systems *	6,984	337
Computer Task Group	792	6
comScore *	5,347	276
Comtech Telecommunications	1,932	69
Comverse *	2,100	38
Constant Contact *	4,666	193
Control4 *(A)	1,400	18

Description	Shares	Market Value ($ Thousands)

Convergys	14,387	$322
CoreLogic *	11,683	389
Cornerstone OnDemand *	7,099	227
CoStar Group *	4,463	889
Coupons.com *(A)	1,400	14
Covisint *	4,989	12
Cray *	5,170	154
Cree *	15,323	602
CSG Systems International	5,617	168
CTS	4,045	71
CUI Global *	4,400	25
Cvent *	2,100	61
Cypress Semiconductor	19,895	293
Daktronics	4,580	47
Datalink *	3,697	42
Dealertrack Technologies *	7,200	286
Demandware *(A)	4,545	287
Dice Holdings *	6,690	59
Diebold	8,433	301
Digi International *	3,601	38
Digimarc *	276	7
Diodes *	4,042	115
Dolby Laboratories, Cl A	6,504	263
Dot Hill Systems *	7,000	28
DSP Group *	862	10
DST Systems	4,350	462
DTS *	3,044	90
E2open *	4,100	35
EarthLink Holdings	11,833	51
Ebix	3,825	101
EchoStar, Cl A *	5,503	299
Electro Rent	1,059	14
Electro Scientific Industries	2,445	17
Electronics For Imaging *	6,128	249
Ellie Mae *	3,363	178
Emulex *	6,988	56
Endurance International Group Holdings *	3,100	58
Entegris *	19,008	255
Entropic Communications *	14,749	43
Envestnet *	5,095	275
EPAM Systems *	4,900	302
Epiq Systems	3,690	65
ePlus *	644	54
Equinix	7,260	1,627
Euronet Worldwide *	6,788	384
EVERTEC	10,200	213
Exar *	4,992	53
ExlService Holdings *	5,323	186
Extreme Networks *	10,187	36
Fabrinet *	5,515	99
FactSet Research Systems	5,886	916
Fair Isaac	4,691	399
Fairchild Semiconductor International, Cl A *	15,709	274
FARO Technologies *	2,208	132
FEI	5,952	470
Finisar *	15,454	325
FireEye *(A)	12,300	545
FleetCor Technologies *	11,273	1,730
FleetMatics Group *(A)	5,778	238
FormFactor *	6,967	68
Forrester Research	1,564	59
Fortinet *	19,399	652

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Freescale Semiconductor *(A)	14,907	$538
Gartner *	12,337	1,025
Genpact *	22,850	508
Gigamon *	2,800	56
Global Cash Access Holdings *	7,316	52
Global Payments	9,428	866
Global Sources *	751	4
Glu Mobile *	16,800	84
Gogo *(A)	6,500	117
GrubHub *	1,000	42
GSI Group *	5,462	72
GTT Communications *	1,800	28
Guidance Software *	594	3
Guidewire Software *	9,669	538
Hackett Group	3,300	29
Harmonic *	14,394	112
Heartland Payment Systems	4,811	236
Higher One Holdings *	1,534	5
HomeAway *	11,977	371
HubSpot *	1,600	66
IAC	10,421	703
iGATE *	4,686	201
II-VI *	5,743	100
Immersion *	3,567	30
Imperva *	2,883	133
Infinera *(A)	18,184	310
Infoblox *	7,503	174
Informatica *	15,285	656
Ingram Micro, Cl A *	21,846	540
Inphi *	4,962	92
Insight Enterprises *	4,798	126
Integrated Device Technology *	19,345	399
Integrated Silicon Solution	3,805	63
Interactive Intelligence Group *	2,268	96
InterDigital	4,730	250
Internap Network Services *	8,784	84
Intersil, Cl A	15,772	246
Intevac *	3,000	21
Intralinks Holdings *	3,326	34
InvenSense, Cl A *(A)	9,677	161
IPG Photonics *(A)	4,820	462
Itron *	5,411	197
Ixia *	6,158	70
IXYS	1,980	24
j2 Global (A)	6,857	461
Jabil Circuit	28,400	624
Jack Henry & Associates	11,719	768
JDS Uniphase *	33,400	460
Jive Software *	7,834	40
Kemet *	2,462	11
Keysight Technologies *	23,100	867
Kimball Electronics *	3,093	39
Knowles *(A)	11,400	218
Kofax *	8,600	59
Kopin *	8,823	38
KVH Industries *	1,997	26
Lattice Semiconductor *	16,962	114
Leidos Holdings	8,450	380
Lexmark International, Cl A	8,280	353
LinkedIn, Cl A *	14,306	3,823
Lionbridge Technologies *	7,618	43
Liquidity Services *	2,222	22
Littelfuse	3,003	301
LivePerson *	8,091	93

Description	Shares	Market Value ($ Thousands)

LogMeIn *	3,313	$175
Luxoft Holding, Cl A *	1,100	56
MA-COM Technology Solutions Holdings *	1,300	44
Manhattan Associates *	9,980	497
ManTech International, Cl A	2,822	93
Marchex, Cl B	2,900	12
Marin Software *	1,400	9
Marketo *(A)	3,000	84
Marvell Technology Group	56,202	906
Maxim Integrated Products	38,504	1,324
MAXIMUS	8,916	528
MaxLinear, Cl A *	2,300	19
Maxwell Technologies *	2,864	22
Mentor Graphics	12,840	301
Mercury Systems *	6,123	104
Mesa Laboratories	300	22
Methode Electronics	5,284	205
Micrel	6,093	91
Microsemi *	13,614	439
MicroStrategy, Cl A *	1,253	223
Millennial Media *	3,000	5
MKS Instruments	6,723	238
Model N *	900	11
ModusLink Global Solutions *	6,400	24
MoneyGram International *	2,905	25
Monolithic Power Systems	5,751	303
Monotype Imaging Holdings	4,860	156
Monster Worldwide *	12,508	84
MTS Systems	1,989	144
Multi-Fineline Electronix *	1,200	22
Nanometrics *	3,644	65
National Instruments	12,667	394
NCR *	21,883	644
NETGEAR *	4,892	158
NetScout Systems *	4,758	192
NetSuite *	5,403	521
NeuStar, Cl A *(A)	7,232	192
Newport *	5,995	120
NIC	7,422	130
Nimble Storage *	800	20
Nuance Communications *	37,181	532
Numerex, Cl A *	477	5
NVE	694	44
Oclaro *(A)	11,100	19
OmniVision Technologies *	8,142	218
ON Semiconductor *	57,900	738
OSI Systems *	2,668	193
Palo Alto Networks *	7,533	1,071
Pandora Media *	29,071	430
Park Electrochemical	1,982	43
ParkerVision *	14,552	14
Paycom Software *	1,800	57
PC Connection	831	21
PDF Solutions *	4,653	84
Pegasystems	5,136	102
Perficient *	3,600	72
Pericom Semiconductor	4,211	66
Photronics *	7,029	58
Plantronics	5,669	286
Plexus *	4,228	170
PMC-Sierra *	23,654	225
Polycom *	18,747	259
Power Integrations	3,989	219

17	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

PRGX Global *	936	$5
Procera Networks *(A)	1,381	13
Progress Software *	6,558	179
Proofpoint *	5,300	300
PROS Holdings *	3,399	83
PTC *	15,890	551
Q2 Holdings *	2,400	48
Qlik Technologies *	11,425	371
QLogic *	13,122	197
Qorvo *	19,480	1,352
Qualys *	2,500	115
Quantum *	41,478	68
Quicklogic *	6,400	12
QuinStreet *	1,186	8
Rackspace Hosting *	16,277	808
Rally Software Development *	4,700	56
Rambus *	16,110	193
RealD *	7,764	101
RealNetworks *	844	6
RealPage *	7,046	143
Reis	500	12
RetailMeNot *(A)	3,600	63
Rightside Group *	337	2
Riverbed Technology *	22,950	481
Rocket Fuel *	2,100	21
Rofin-Sinar Technologies *	3,515	84
Rogers *	2,493	195
Rosetta Stone *	700	7
Rovi *	13,934	347
Rubicon Technology *	1,000	4
Ruckus Wireless *	7,817	99
Rudolph Technologies *	5,507	68
Sabre	5,300	115
Sanmina *	10,366	235
Sapiens International *	5,300	41
ScanSource *	4,096	149
Science Applications International	5,242	287
SciQuest *	2,538	44
Seachange International *	3,843	29
Semtech *	9,075	263
ServiceNow *	19,569	1,492
ServiceSource International *	9,746	36
ShoreTel *	5,870	44
Shutterstock *	1,797	102
Silicon Graphics International *	3,190	29
Silicon Image *	12,061	88
Silicon Laboratories *	5,682	288
Skyworks Solutions	25,565	2,243
SolarWinds *	8,660	439
Solera Holdings	9,827	548
Sonus Networks *	5,720	98
Spansion, Cl A *	8,482	306
Speed Commerce *	5,400	4
Splunk *	16,284	1,095
SPS Commerce *	2,129	146
SS&C Technologies Holdings	9,609	583
Stamps.com *	2,355	132
Stratasys *(A)	6,269	389
SunEdison *(A)	37,209	824
SunPower, Cl A *	5,836	191
Super Micro Computer *	4,851	195
Sykes Enterprises *	6,211	144
Synaptics *	5,187	446

Description	Shares	Market Value ($ Thousands)

Synchronoss Technologies *	5,397	$239
SYNNEX	3,870	295
Synopsys *	21,252	986
Syntel *	3,754	185
Tableau Software, Cl A *	5,400	508
Take-Two Interactive Software *	10,539	279
Tangoe *(A)	4,655	58
Tech Data *	5,065	301
TechTarget *	4,700	57
TeleCommunication Systems, Cl A *	11,300	36
Telenav *	3,400	29
TeleTech Holdings	3,427	83
Teradyne	28,800	556
Tessco Technologies	700	16
Tessera Technologies	7,030	282
Textura *	2,200	62
TiVo *	14,386	161
Travelzoo *	287	3
Trimble Navigation *	35,920	939
TrueCar *	1,700	34
TTM Technologies *	7,087	62
Twitter *	69,400	3,337
Tyler Technologies *	4,287	512
Ubiquiti Networks	3,500	111
Ultimate Software Group *	3,935	648
Ultra Clean Holdings *	4,452	37
Ultratech *	2,968	54
Unisys *	7,183	163
Universal Display *(A)	5,008	172
Unwired Planet *	3,460	3
Vantiv, Cl A *	17,408	644
Varonis Systems *	1,500	46
Vasco Data Security International *(A)	4,254	109
Veeco Instruments *	4,901	149
VeriFone Holdings *	15,929	561
Verint Systems *	7,750	472
ViaSat *	5,256	343
Violin Memory *(A)	9,300	37
VirnetX Holding *(A)	4,742	36
Virtusa *	3,149	124
Vishay Intertechnology	17,817	254
Vishay Precision Group *	464	7
Vitesse Semiconductor *	6,900	28
VMware, Cl A *	12,017	1,022
Vringo *(A)	6,600	5
Web.com Group *	7,239	129
WebMD Health, Cl A *	5,327	235
WEX *	5,576	597
Wix.com *	1,300	24
Workday, Cl A *	12,789	1,093
Xcerra *	7,941	72
XO Group *	4,415	69
Xoom *	3,570	61
Yelp, Cl A *	6,498	312
Zebra Technologies, Cl A *	7,064	643
Zendesk *	2,400	59
Zillow Group, Cl A *(A)	6,691	768
Zix *	6,113	24
Zynga, Cl A *	94,774	218

		105,239

Materials — 5.0%
A. Schulman	4,729	201

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

AEP Industries *	180	$9
AK Steel Holding *	24,300	107
Albemarle	16,064	909
Allied Nevada Gold *	16,478	16
AM Castle *	923	3
American Vanguard	3,999	45
Ampco-Pittsburgh	333	6
AptarGroup	9,266	610
Ashland	9,408	1,201
Axalta Coating Systems *	7,200	205
Axiall	9,925	460
Balchem	3,788	223
Bemis	14,100	688
Berry Plastics Group *	12,938	444
Boise Cascade *	5,970	213
Cabot	8,332	376
Calgon Carbon	8,218	170
Carpenter Technology	6,701	284
Celanese, Cl A	21,292	1,216
Century Aluminum *	6,659	126
Chase	800	34
Chemtura *	10,729	282
Clearwater Paper *	2,951	180
Cliffs Natural Resources (A)	18,900	129
Coeur Mining *	13,061	76
Commercial Metals	15,641	235
Compass Minerals International	4,340	394
Crown Holdings *	19,135	1,014
Cytec Industries	10,134	532
Deltic Timber	1,596	106
Domtar	9,350	423
Eagle Materials	7,083	556
Ferro *	8,905	114
Flotek Industries *	6,296	108
FutureFuel	3,876	48
Glatfelter	5,471	134
Globe Specialty Metals	8,002	133
Gold Resource	1,558	5
Graphic Packaging Holding	45,517	687
Greif, Cl A	4,419	194
H.B. Fuller	6,733	301
Handy & Harman *	800	34
Hawkins	1,773	69
Haynes International	1,223	49
Headwaters *	10,820	178
Hecla Mining	43,756	145
Horsehead Holding *	7,009	90
Huntsman	28,724	645
Innophos Holdings	2,889	162
Innospec	3,113	138
Intrepid Potash *	7,060	100
Kaiser Aluminum	2,354	178
KapStone Paper and Packaging	10,742	370
KMG Chemicals	309	7
Koppers Holdings	1,873	30
Kraton Performance Polymers *	4,880	99
Kronos Worldwide	3,484	43
Louisiana-Pacific *	18,942	319
LSB Industries *	2,939	110
Materion	3,474	127
Minerals Technologies	4,824	353
Molycorp *	16,247	15
Myers Industries	3,418	68
Neenah Paper	2,593	157

Description	Shares	Market Value ($ Thousands)

NewMarket	1,197	$564
Noranda Aluminum Holding	9,100	30
Olin	9,816	275
Olympic Steel	1,927	29
OM Group	3,483	100
OMNOVA Solutions *	7,567	60
Packaging Corp of America	13,449	1,114
Patrick Industries *	1,000	55
Platform Specialty Products *	13,300	343
PolyOne	12,032	478
Quaker Chemical	1,934	157
Rayonier Advanced Materials	4,917	91
Reliance Steel & Aluminum	10,938	624
Rentech *	37,265	51
Resolute Forest Products *	9,092	166
Rock Tenn, Cl A	19,570	1,343
Royal Gold	8,402	606
RPM International	18,388	930
RTI International Metals *	4,743	132
Ryerson Holding *	1,400	9
Schnitzer Steel Industries, Cl A	3,456	54
Schweitzer-Mauduit International	3,638	170
Scotts Miracle-Gro, Cl A	5,859	384
Senomyx *(A)	4,900	26
Sensient Technologies	7,035	448
Silgan Holdings	5,912	339
Sonoco Products	14,221	666
Southern Copper (A)	19,029	567
Steel Dynamics	33,637	613
Stepan	2,725	112
Stillwater Mining *	14,680	213
SunCoke Energy	8,646	158
Tahoe Resources	10,588	148
TimkenSteel	5,204	156
Trecora Resources *	2,517	36
Tredegar	2,341	48
Trinseo *	2,300	42
Tronox, Cl A	7,200	156
United States Steel	20,600	493
Universal Stainless & Alloy Products *	1,034	23
US Concrete *	1,300	40
Valspar	11,626	1,007
Walter Industries (A)	5,626	5
Wausau Paper	4,619	43
Westlake Chemical	5,310	355
Worthington Industries	7,502	203
WR Grace *	10,524	1,043
Zep	3,721	62

		31,450

Telecommunication Services — 1.0%
8x8 *	10,914	81
Atlantic Telegraph-Network	1,367	94
Boingo Wireless *	2,700	20
Cincinnati Bell *	30,086	101
Cogent Communications Holdings	6,304	231
Consolidated Communications Holdings	7,576	161
FairPoint Communications *	4,570	77
General Communication, Cl A *	4,403	61
Globalstar *	32,000	83
Hawaiian Telcom Holdco *	905	24

19	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

IDT, Cl B	3,103	$65
inContact *	7,628	89
Inteliquent	3,153	47
Intelsat *	5,200	64
Iridium Communications *(A)	11,746	113
Lumos Networks	2,271	39
magicJack VocalTec *	3,636	28
NTELOS Holdings	1,498	7
ORBCOMM *	7,786	44
Premiere Global Services *	5,618	55
RingCentral, Cl A *	4,700	74
SBA Communications, Cl A *	17,419	2,172
Shenandoah Telecommunications	2,752	80
Spok Holdings	4,132	77
Sprint *	103,890	532
Telephone & Data Systems	11,455	291
T-Mobile US *	36,305	1,199
US Cellular *	1,452	55
Vonage Holdings *	18,120	82
Zayo Group Holdings *	3,000	88

		6,134

Utilities — 3.2%
Abengoa Yield (A)	3,600	118
ALLETE	6,470	355
Alliant Energy	15,218	968
American States Water	4,974	200
American Water Works	24,318	1,315
Aqua America	24,637	651
Artesian Resources, Cl A	284	6
Atlantic Power (A)	12,421	36
Atmos Energy	13,882	736
Avista	7,552	258
Black Hills	5,902	300
California Water Service Group	7,141	182
Calpine *	53,272	1,129
Chesapeake Utilities	1,615	76
Cleco	7,722	420
Connecticut Water Service	1,906	71
Dynegy, Cl A *	16,200	452
El Paso Electric	5,036	191
Empire District Electric	6,356	161
Great Plains Energy	21,623	575
Hawaiian Electric Industries	13,158	435
IDACORP	7,124	446
ITC Holdings	21,675	840
Laclede Group	5,703	295
MDU Resources Group	26,832	598
MGE Energy	4,414	190
Middlesex Water	2,701	63
National Fuel Gas	11,588	746
New Jersey Resources	5,647	353
Northwest Natural Gas	3,476	164
NorthWestern	6,446	349
NRG Yield, Cl A (A)	3,000	154
OGE Energy	27,276	887
ONE Gas	7,100	295
Ormat Technologies	5,434	185
Otter Tail	4,846	159
Pattern Energy Group, Cl A	7,000	195
Piedmont Natural Gas	11,192	418
PNM Resources	10,717	306
Portland General Electric	11,200	418
Questar	24,408	571

Description	Shares	Market Value ($ Thousands)

SJW	2,464	$82
South Jersey Industries	4,398	249
Southwest Gas	5,841	334
TerraForm Power, Cl A	4,700	163
UGI	23,796	809
UIL Holdings	7,750	392
Unitil	1,358	46
Vectren	10,743	480
Westar Energy, Cl A	17,870	694
WGL Holdings	6,861	366
York Water	752	18

		19,900

Total Common Stock (Cost $527,988) ($ Thousands)		612,127

	Number Of Warrants

WARRANTS ‡‡ — 0.0%
Magnum Hunter Resources *(A)	1,239	—
Tejon Ranch *	96	—
Total Warrants (Cost $—) ($ Thousands)		—

	Number Of Rights

RIGHTS ‡‡— 0.0%

Bermuda — 0.0%
Central European Media Enterprises*	112	—

United States — 0.0%
CHC Group*	7,800	—
Chelsea Therapeutics International*	4,000	—
Durata Therapeutics*	800	—
Furiex Pharmaceuticals*	942	—
Leap Wireless *	7,532	—
Trius Contingent Value*	2,885	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 6.7%
SEI Liquidity Fund, L.P.
0.090% ** † (B)	41,975,754	41,976

Total Affiliated Partnership (Cost $41,976) ($ Thousands)		41,976

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	12,410,092	12,410

Total Cash Equivalent (Cost $12,410) ($ Thousands)		12,410

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Market Index Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.003%, 04/16/2015	$510	$510
0.000%, 03/12/2015	120	120
0.000%, 05/07/2015	300	300

Total U.S. Treasury Obligations (Cost $930) ($ Thousands)		930

Total Investments — 106.5% (Cost $583,304) ($ Thousands) ††		$667,443

A list of the open futures contracts held by the Fund at February 28, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($Thousands)
Russell 2000 Index EMINI	47	Mar-2015	$331
S&P Mid 400 Index EMINI	60	Mar-2015	856

			$1,187

For the period ended February 28, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $627,020 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated security.

‡‡	Expiration date unavailable.

(A)	This security or a partial position of this security is on loan at February 28, 2015. The total market value of securities on loan at February 28, 2015 was $40,273 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2015 was $41,976 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $583,304 ($ Thousands), and the unrealized appreciation and depreciation were $115,185 ($ Thousands) and $(31,046) ($ Thousands), respectively.

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

The following is a list of the inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$612,127	$—	$—	$612,127
Warrants	—	—	—	—
Rights	—	—	—	—
Affiliated Partnership	—	41,976	—	41,976
Cash Equivalent	12,410	—	—	12,410
U.S. Treasury Obligations	—	930	—	930

Total Investments in Securities	$624,537	$42,906	$—	$667,443

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,187	$—	$—	$1,187

Total Other Financial Instruments	$1,187	$—	$—	$1,187

*	Futures contracts are valued at the unrealized appreciation on the instrument.
For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

21	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.5%

Consumer Discretionary — 12.6%
1-800-Flowers.com, Cl A *	5,500	$69
2U *(A)	91,214	1,686
AMC Entertainment Holdings, Cl A	23,121	795
American Axle & Manufacturing Holdings *	48,235	1,202
Ascena Retail Group *	16,900	226
Big 5 Sporting Goods	19,100	244
Big Lots	13,500	644
Bloomin’ Brands	15,100	389
Bob Evans Farms	11,178	655
Boyd Gaming *	37,110	512
Bravo Brio Restaurant Group *	15,500	202
Brinker International	14,400	856
Brown Shoe	10,700	321
Brunswick	47,395	2,571
Buffalo Wild Wings *	500	96
Build-A-Bear Workshop, Cl A *	2,800	61
Burlington Stores *	12,490	694
Callaway Golf	47,100	423
Career Education *	62,900	336
Carmike Cinemas *	13,300	416
Cato, Cl A	8,600	381
Children’s Place Retail Stores	18,855	1,075
Chuy’s Holdings *	59,400	1,335
Columbia Sportswear	13,834	773
Container Store Group *	45,382	836
Cooper Tire & Rubber	9,600	365
Core-Mark Holding	32,466	2,283
Crocs *	45,200	504
CSS Industries	10,800	312
Dana Holdings	70,750	1,546
Demand Media *	12,400	61
Denny’s *	19,600	226
Destination XL Group *	38,000	179
Dex Media *(A)	11,400	77
Diamond Resorts International *	20,826	722
DineEquity	1,900	206
Domino’s Pizza	4,881	496
Drew Industries *	6,200	366
Entravision Communications, Cl A	80,500	552
Ethan Allen Interiors	34,865	935
EW Scripps, Cl A *	28,698	662
Express *	5,100	71
Fiesta Restaurant Group *	39,270	2,553
Five Below *(A)	52,771	1,675
Genesco *	14,530	1,067
G-III Apparel Group *	7,166	754
GNC Holdings, Cl A	13,398	644
Grand Canyon Education *	5,900	270
Haverty Furniture	15,100	348
Helen of Troy *	10,300	789
hhgregg *(A)	12,200	78
Hovnanian Enterprises, Cl A *	20,100	75
Hyatt Hotels, Cl A *	1,400	85
Imax *(A)	40,596	1,420
Jack in the Box	36,084	3,489
Journal Communications, Cl A *	42,700	507
K12 *	48,300	818
Kate Spade *	32,536	1,121

Description	Shares	Market Value ($ Thousands)

Kirkland’s *	26,156	$622
Krispy Kreme Doughnuts *	81,183	1,771
La Quinta Holdings *	28,334	629
Lands’ End *(A)	15,716	576
La-Z-Boy, Cl Z	7,200	180
LeapFrog Enterprises, Cl A *	38,600	99
LGI Homes *(A)	20,200	286
Libbey	31,700	1,206
Lithia Motors, Cl A	16,769	1,584
Loral Space & Communications *	10,000	711
Marriott Vacations Worldwide	2,800	213
MDC Partners, Cl A	78,667	2,047
Men’s Wearhouse	25,443	1,277
Meredith	20,465	1,098
Modine Manufacturing *	32,000	415
Movado Group	3,900	100
NACCO Industries, Cl A	2,700	151
Nautilus *	58,592	894
New Media Investment	34,338	848
Office Depot *	35,800	335
Orbitz Worldwide *	3,100	36
Overstock.com *	20,700	470
Penske Auto Group	17,119	845
Pep Boys-Manny Moe & Jack *	56,685	503
PetMed Express	3,200	49
Pool	8,984	622
Popeyes Louisiana Kitchen *	9,678	581
Red Robin Gourmet Burgers *	15,472	1,291
Remy International *	6,948	159
Rent-A-Center, Cl A (A)	15,700	433
Restoration Hardware Holdings *	7,145	630
Ruth’s Hospitality Group	49,600	757
Ryland Group	27,000	1,228
Scientific Games, Cl A *(A)	31,970	432
Select Comfort *	19,180	616
Shoe Carnival	14,900	366
Shutterfly *	21,803	1,047
Six Flags Entertainment	13,732	622
Skechers U.S.A., Cl A *	25,453	1,735
Skullcandy *	24,700	257
Smith & Wesson Holding *	16,000	217
Sonic	20,649	656
Sportsman’s Warehouse Holdings *(A)	81,554	600
Stage Stores	45,538	975
Standard Motor Products	6,200	260
Starwood Hotels & Resorts Worldwide	900	72
Steiner Leisure *	2,100	97
Steven Madden *	34,836	1,272
Stoneridge *	34,100	394
Strayer Education *	1,000	61
TAL Education Group ADR *	23,779	730
Tenneco *	8,600	501
Tile Shop Holdings *(A)	61,256	676
Time	6,900	163
Tower International *	17,600	476
TRI Pointe Homes *	49,296	783
Tuesday Morning *	25,800	490
Vail Resorts	28,952	2,542
Vera Bradley *(A)	36,686	733
Vista Outdoor *	6,400	279
Visteon *	6,027	606
Vitamin Shoppe *	28,367	1,203

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Wayfair, Cl A *(A)	36,518	$853
Wolverine World Wide	85,347	2,608
Zumiez *	3,100	120

		87,142

Consumer Staples — 2.2%
Andersons	9,050	401
Casey’s General Stores	12,549	1,101
Darling Ingredients *	49,865	869
Diamond Foods *	17,085	460
Fresh Del Monte Produce	14,300	504
Freshpet *	62,090	1,144
Ingles Markets, Cl A	11,100	480
J&J Snack Foods	12,275	1,242
John B Sanfilippo & Son	600	22
Lancaster Colony	5,400	494
Landec *	71,100	993
Medifast *	18,100	573
Post Holdings *	13,324	659
Roundy’s *	16,200	66
Seneca Foods, Cl A *	3,900	105
SpartanNash	74,181	1,969
SUPERVALU *	161,900	1,600
Universal	16,700	800
USANA Health Sciences *	9,600	960
Weis Markets	4,900	231

		14,673

Energy — 3.4%
Abraxas Petroleum *	186,300	568
Aegean Marine Petroleum Network	15,100	221
Alberta Oilsands *	536,100	60
Alon USA Energy	13,300	185
Approach Resources *(A)	169,300	1,309
Bill Barrett *(A)	116,000	1,165
Bonanza Creek Energy *	20,435	551
Callon Petroleum *	95,453	699
Cloud Peak Energy *	38,300	318
Dawson Geophysical *	10,918	57
Delek US Holdings	34,052	1,269
DHT Holdings	53,100	366
Dril-Quip *	10,750	781
Eclipse Resources *(A)	27,391	196
Energy XXI Bermuda (A)	27,233	129
Exterran Holdings	26,700	867
Forum Energy Technologies *	31,510	615
Frontline *	14,900	37
GasLog (A)	27,725	549
Green Plains Renewable Energy	25,800	600
Gulfport Energy *	15,334	702
Helix Energy Solutions Group *	46,480	718
Hercules Offshore *	69,300	31
ION Geophysical *	23,700	54
Key Energy Services *	135,300	277
Kinder Morgan Escrow *	69,896	—
Laredo Petroleum *	43,903	524
Matrix Service *	14,400	268
Navigator Holdings *	32,900	606
Newpark Resources *	42,200	400
Northern Oil And Gas *	39,500	340
Nuverra Environmental Solutions *(A)	57,300	214
Parker Drilling *	93,200	288

Description	Shares	Market Value ($ Thousands)

PDC Energy *	28,933	$1,495
PetroQuest Energy *	54,700	160
Pioneer Energy Services *	43,100	229
Renewable Energy Group *	8,600	77
Resolute Energy *(A)	49,600	53
REX American Resources *	15,900	864
Ring Energy *(A)	27,339	260
Sabine Oil & Gas *	34,900	9
Scorpio Tankers	185,700	1,608
StealthGas *	85,400	525
Superior Energy Services	11,800	264
Tesco	6,000	64
TETRA Technologies *	162,230	969
Unit *	7,300	223
US Silica Holdings (A)	27,814	902
VAALCO Energy *	154,700	749
Vertex Energy *(A)	2,300	8
Warren Resources *	47,900	58
Whiting Petroleum *	—	—
Willbros Group *	31,000	197

		23,678

Financials — 21.6%
1st Source	6,200	191
Acadia Realty Trust ‡	44,480	1,519
Agree Realty ‡	7,600	249
Alexandria Real Estate Equities ‡	2,000	192
Altisource Residential, Cl B ‡	6,100	126
American Assets Trust ‡	38,895	1,595
American Campus Communities ‡	25,845	1,067
American Capital Mortgage Investment ‡	19,700	363
American Equity Investment Life Holding	16,200	461
Ameris Bancorp	23,071	604
AMERISAFE	1,400	58
AmTrust Financial Services	22,464	1,211
Anworth Mortgage Asset ‡	40,800	213
Apartment Investment & Management, Cl A ‡	4,656	175
Ares Capital	1,950	34
Argo Group International Holdings	21,769	1,043
Ashford *	387	53
Ashford Hospitality Prime ‡	2,840	46
Ashford Hospitality Trust ‡	35,100	374
Aspen Insurance Holdings	6,100	280
Associated Banc	14,000	261
AvalonBay Communities ‡	1,762	297
Banco Latinoamericano de Comercio Exterior, Cl E	35,200	1,107
Bancorp *	2,400	22
Bancorpsouth	1,400	31
Bank of the Ozarks	72,204	2,643
Banner	21,866	955
BBCN Bancorp	33,800	465
Berkshire Hills Bancorp	7,700	206
BGC Partners, Cl A	54,300	493
BioMed Realty Trust ‡	10,350	230
BlackRock Kelso Capital	33,900	298
BofI Holding *(A)	17,163	1,517
Boston Private Financial Holdings	41,625	522

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Boston Properties ‡	1,428	$196
Brandywine Realty Trust ‡	29,950	475
Brixmor Property Group ‡	5,450	138
Camden National	4,600	175
Capital Bank Financial, Cl A *	51,399	1,365
Capstead Mortgage ‡	21,600	259
CareTrust ‡	6,811	87
Cascade Bancorp *	66,486	322
CatchMark Timber Trust, Cl A ‡	60,100	729
Cathay General Bancorp	2,600	67
CBL & Associates Properties ‡	25,200	504
Cedar Realty Trust ‡	167,600	1,254
Central Pacific Financial	63,500	1,457
Chatham Lodging Trust ‡	35,917	1,042
Chesapeake Lodging Trust ‡	2,500	89
CNO Financial Group	203,730	3,313
CoBiz Financial	99,361	1,122
Columbia Property Trust ‡	1,500	39
Community Trust Bancorp	9,240	302
Cousins Properties ‡	28,000	300
Credit Acceptance *	4,408	808
CubeSmart ‡	17,350	403
Customers Bancorp *	48,500	1,074
CyrusOne ‡	4,100	122
CYS Investments ‡	47,300	430
DCT Industrial Trust ‡	2,000	72
DDR ‡	7,550	143
DiamondRock Hospitality ‡	29,200	423
Dime Community Bancshares	18,500	288
Douglas Emmett ‡	49,045	1,416
Duke Realty ‡	8,397	179
DuPont Fabros Technology ‡	14,400	451
Dynex Capital ‡	28,900	241
Eagle Bancorp *	36,670	1,362
East West Bancorp	36,700	1,466
EastGroup Properties ‡	33,312	2,099
Education Realty Trust ‡	40,521	1,421
Employers Holdings	55,000	1,297
Endurance Specialty Holdings	5,700	362
EPR Properties ‡	19,895	1,214
Equity Commonwealth ‡	11,000	291
Equity Lifestyle Properties ‡	2,300	124
Equity Residential ‡	4,237	326
Essex Property Trust ‡	526	117
Excel Trust ‡	47,100	645
Extra Space Storage ‡	1,250	82
Ezcorp, Cl A *	8,000	83
FBR *	34,975	848
Federal Agricultural Mortgage, Cl C	9,600	307
Federated National Holding	19,100	552
FelCor Lodging Trust ‡	91,500	985
Fidelity & Guaranty Life	55,800	1,154
Financial Engines	39,371	1,587
First American Financial	31,875	1,116
First BanCorp *	9,400	62
First Commonwealth Financial	43,600	370
First Horizon National	46,170	660
First Industrial Realty Trust ‡	13,200	281
First Interstate Bancsystem, Cl A	37,600	992
First Merchants	1,400	32
First Midwest Bancorp	24,100	412
First NBC Bank Holding *	1,000	33

Description	Shares	Market Value ($ Thousands)

Flushing Financial	28,000	$548
FNB (Pennsylvania)	13,400	172
FNFV Group *	26,000	387
Forest City Enterprises, Cl A *	42,775	1,080
Franklin Street Properties ‡	32,900	416
Fulton Financial	24,000	290
General Growth Properties ‡	5,376	156
Geo Group ‡	44,100	1,903
Glacier Bancorp	52,365	1,272
Government Properties Income Trust ‡	14,600	341
Gramercy Property Trust ‡	152,100	1,072
Hanover Insurance Group	38,125	2,678
Hatteras Financial ‡	43,200	793
HCI Group	5,300	251
HCP ‡	5,098	216
Health Care ‡	3,632	280
Healthcare Realty Trust ‡	2,100	60
Hercules Technology Growth Capital	34,000	529
Hersha Hospitality Trust, Cl A ‡	21,000	141
HFF, Cl A	1,600	57
Highwoods Properties ‡	70,171	3,200
Home BancShares	44,570	1,411
Home Loan Servicing Solutions (A)	20,000	368
Horace Mann Educators	56,100	1,808
Hospitality Properties Trust ‡	8,200	253
Host Hotels & Resorts ‡	9,009	189
Iberiabank	19,345	1,221
Infinity Property & Casualty	7,700	597
Inland Real Estate ‡	79,900	855
International Bancshares	16,000	396
Investment Technology Group *	35,800	806
Investors Bancorp	107,465	1,234
Investors Real Estate Trust ‡	6,900	53
Janus Capital Group (A)	61,851	1,019
Kemper	31,900	1,174
Kennedy-Wilson Holdings	61,655	1,650
Kilroy Realty ‡	850	63
Kimco Realty ‡	5,200	137
Kite Realty Group Trust ‡	4,450	126
Lakeland Bancorp	18,085	197
LaSalle Hotel Properties ‡	39,645	1,543
LendingTree *	13,139	697
Liberty Property Trust ‡	3,050	114
LTC Properties ‡	12,600	562
Macerich ‡	2,436	204
Maiden Holdings	109,100	1,561
MainSource Financial Group	28,000	524
MarketAxess Holdings	10,089	803
Meadowbrook Insurance Group	66,100	553
Medallion Financial	23,200	242
Medley Management, Cl A	7,700	80
Mercantile Bank	6,500	123
Meridian Bancorp *	42,400	526
Mid-America Apartment Communities ‡	950	69
Montpelier Re Holdings	21,800	786
Mortgage Investment Trust ‡	14,400	271
National Health Investors ‡	3,500	249
National Penn Bancshares	18,500	198
Navigators Group *	800	60
NBT Bancorp	33,100	795

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Nelnet, Cl A	45,900	$2,140
Northfield Bancorp	63,946	925
OceanFirst Financial	10,300	168
OFG Bancorp	21,400	373
Old National Bancorp	35,700	503
On Deck Capital *	24,007	466
Oppenheimer Holdings, Cl A	7,500	158
PacWest Bancorp	32,754	1,501
Pebblebrook Hotel Trust ‡	64,810	3,148
PennantPark Investment	75,695	720
Pennsylvania ‡	20,000	456
PennyMac Mortgage Investment Trust ‡	24,200	519
PHH *	6,400	155
Pinnacle Financial Partners	4,900	206
Piper Jaffray *	6,900	378
Platinum Underwriters Holdings	8,600	657
Popular *	64,400	2,222
Post Properties ‡	700	40
Potlatch ‡	6,400	256
Primerica	6,700	353
PrivateBancorp, Cl A	24,760	860
Prologis ‡	8,808	376
Prosperity Bancshares	3,800	196
Provident Financial Services	6,000	109
PS Business Parks ‡	7,100	591
Public Storage ‡	1,621	320
Radian Group	80,790	1,277
RAIT Financial Trust ‡	6,566	48
Ramco-Gershenson Properties ‡	32,400	607
RE, Cl A	20,890	684
Regency Centers ‡	1,465	96
Renasant	32,050	913
Republic Bancorp, Cl A	11,400	273
Retail Opportunity Investments ‡	4,050	68
RLJ Lodging Trust ‡	17,150	546
Rouse Properties ‡	49,500	855
Ryman Hospitality Properties ‡	11,123	668
Sabra Health Care ‡	14,866	486
Safeguard Scientifics *	50,841	936
Select Income ‡	11,300	279
Selective Insurance Group	56,115	1,528
Senior Housing Properties Trust ‡	6,150	137
Signature Bank NY *	7,942	980
Simon Property Group ‡	3,741	712
SL Green Realty ‡(A)	1,045	133
South State	19,374	1,308
Southwest Bancorp	700	12
Sovran Self Storage ‡	9,800	902
Spirit Realty Capital ‡	48,800	598
Springleaf Holdings, Cl A *	24,644	948
Starwood Property Trust ‡	23,900	583
State Bank Financial	63,300	1,291
Strategic Hotels & Resorts *‡	52,000	682
Summit Hotel Properties ‡	79,555	1,045
Sunstone Hotel Investors ‡	42,585	743
Susquehanna Bancshares	17,900	240
Symetra Financial	39,200	885
Taubman Centers ‡	600	43
Texas Capital Bancshares *	19,118	888
THL Credit	24,800	300
Tompkins Financial	7,300	379

Description	Shares	Market Value ($ Thousands)

Two Harbors Investment ‡	37,100	$387
UDR ‡	5,100	163
Union Bankshares (A)	9,200	201
United Community Banks	72,400	1,377
United Insurance Holdings	18,300	447
Universal Insurance Holdings	18,500	461
Validus Holdings	10,300	429
Ventas ‡	3,090	230
Vornado Realty Trust ‡	1,850	204
Webster Financial	19,500	673
WesBanco	7,700	252
Western Alliance Bancorp *	69,840	1,983
Winthrop Realty Trust ‡	31,800	512
WisdomTree Investments (A)	36,125	675
World Acceptance *	3,200	263
WSFS Financial	21,440	1,667
Yadkin Financial *	77,305	1,488

		149,106

Health Care — 17.4%
ABIOMED *	13,848	842
Acadia Healthcare *(A)	61,717	3,902
ACADIA Pharmaceuticals *	45,347	1,722
Acceleron Pharma *(A)	16,510	671
Accuray *	213,200	1,915
Acorda Therapeutics *	10,100	342
Addus HomeCare *	29,500	646
Aegerion Pharmaceuticals *	13,335	363
Aerie Pharmaceuticals *	41,396	1,164
Affymetrix *(A)	35,400	414
Agenus *	128,086	628
Akorn *	49,132	2,644
Alere *	11,200	509
AMAG Pharmaceuticals *(A)	11,268	555
Amedisys *	2,500	76
Amicus Therapeutics *	70,765	620
AMN Healthcare Services *	28,991	654
Amsurg, Cl A *	12,106	728
Analogic	1,900	165
AngioDynamics *	37,461	697
ANI Pharmaceuticals *	14,071	948
Anika Therapeutics *	26,400	1,054
Aratana Therapeutics *	45,720	881
Arrowhead Research *	76,892	579
Avalanche Biotechnologies *	10,754	389
Bellicum Pharmaceuticals *	11,924	277
BioCryst Pharmaceuticals *(A)	11,600	118
BioDelivery Sciences International *(A)	67,638	1,014
Bio-Reference Labs *	5,100	178
Bluebird Bio *	13,780	1,314
Cambrex *	38,500	1,319
Cantel Medical	2,600	118
Cardiovascular Systems *	17,738	669
Celldex Therapeutics *	1,300	33
Cempra *(A)	23,871	791
Centene *	16,656	1,024
Cepheid *	10,891	619
Cerus *	110,023	525
Chemed	4,500	524
Chimerix *	27,984	1,133
Coherus Biosciences *	51,325	1,621
CONMED	38,580	1,979
Cynosure, Cl A *	21,848	665
Depomed *	62,230	1,366

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

DexCom *	36,538	$2,219
Dyax *	47,850	723
Eagle Pharmaceuticals *	16,713	568
Emergent Biosolutions *	16,700	500
Enanta Pharmaceuticals *	4,400	158
Endocyte *	40,200	233
Endologix *	34,044	537
Ensign Group	11,800	520
Esperion Therapeutics *(A)	14,019	875
Exact Sciences *(A)	47,737	1,073
Exactech *	8,600	201
ExamWorks Group *(A)	29,587	1,195
Five Prime Therapeutics *	2,200	57
Fluidigm *(A)	38,988	1,723
GenMark Diagnostics *	90,152	1,146
Globus Medical, Cl A *	19,400	471
Greatbatch *	45,005	2,392
Halozyme Therapeutics *(A)	86,318	1,301
Health Net *	13,133	753
HealthSouth	82,810	3,599
Hill-Rom Holdings	22,087	1,058
Horizon Pharma *	28,470	595
ICU Medical *	6,500	578
Idera Pharmaceuticals *	61,100	298
Ignyta *	40,632	347
Impax Laboratories *	13,812	556
Insmed *	95,182	1,765
Insulet *	34,558	1,096
Intrexon *(A)	18,329	753
Invacare	3,200	61
Invitae *	16,444	307
IPC The Hospitalist *	500	22
Ironwood Pharmaceuticals, Cl A *	7,800	121
Isis Pharmaceuticals *	38,794	2,660
K2M Group Holdings *	41,265	845
Keryx Biopharmaceuticals *	44,427	540
Kindred Healthcare	—	—
Kite Pharma *	27,569	1,804
Lannett *	8,300	518
LDR Holding *	42,257	1,652
Luminex *	11,200	176
MacroGenics *	19,248	665
Magellan Health Services *	12,010	770
MEDNAX *	22,700	1,622
Merrimack Pharmaceuticals *	56,656	607
Molina Healthcare *	6,600	420
Momenta Pharmaceuticals *	22,000	300
National Healthcare	800	50
Natus Medical *	25,800	923
Nektar Therapeutics *	55,405	724
Nevro *	9,477	396
NewLink Genetics *	7,516	324
Novadaq Technologies *(A)	107,310	1,776
Novavax *	87,685	802
NuVasive *	13,240	606
NxStage Medical *	3,300	57
Omeros *	27,248	569
Omnicell *	18,668	655
Ophthotech *	30,162	1,621
Oramed Pharmaceuticals *(A)	16,449	74
OraSure Technologies *	59,100	423
Orexigen Therapeutics *	96,184	542
Orthofix International *	13,600	441

Description	Shares	Market Value ($ Thousands)

Pacific Biosciences of California *	9,300	$58
Pacira Pharmaceuticals *	5,112	587
PAREXEL International *	3,500	226
PDL BioPharma (A)	42,900	299
Pernix Therapeutics Holdings *	13,100	141
PharMerica *	37,600	940
Phibro Animal Health, Cl A	19,434	705
PhotoMedex *	12,200	22
Portola Pharmaceuticals *	22,109	842
Pozen *	42,500	312
Progenics Pharmaceuticals *	103,227	672
Providence Service *	13,100	603
PTC Therapeutics *	1,000	71
Puma Biotechnology *(A)	6,008	1,280
RadNet *	22,500	197
Receptos *	11,976	1,517
Relypsa *	43,454	1,686
Repligen *	12,200	314
Repros Therapeutics *	19,900	183
Retrophin *	11,600	164
Revance Therapeutics *	18,011	289
Sage Therapeutics *(A)	29,871	1,298
Sagent Pharmaceuticals *	23,134	629
Sangamo BioSciences *	25,454	428
Sciclone Pharmaceuticals *	32,600	251
Select Medical Holdings	59,700	810
Spectranetics *(A)	28,699	970
STERIS	25,992	1,677
Sucampo Pharmaceuticals, Cl A *	42,211	649
Supernus Pharmaceuticals *	14,700	132
Surgical Care Affiliates *	43,085	1,399
Symmetry Surgical *	10,275	76
Synageva BioPharma *(A)	5,596	552
Syneron Medical *	77,876	919
TESARO *	13,704	731
Tetraphase Pharmaceuticals *	24,811	979
TG Therapeutics *	43,343	629
Trinity Biotech ADR	53,900	957
Unilife *(A)	356,112	1,407
Veeva Systems, Cl A *	42,218	1,303
Versartis *	20,265	401
WellCare Health Plans *	23,425	2,127
XenoPort *	29,400	201
Zeltiq Aesthetics *	21,488	717
ZS Pharma *	10,156	502

		119,610

Industrials — 13.7%
AAON	4,500	101
AAR	9,300	273
ACCO Brands *	56,800	432
Actuant, Cl A	27,159	691
Acuity Brands	20,015	3,172
Aegion, Cl A *(A)	27,400	496
Aerovironment *	4,500	123
Air Transport Services Group *	87,700	788
Aircastle	27,100	625
Alamo Group	4,800	241
Alaska Air Group	7,600	484
Allegiant Travel, Cl A	3,783	695
American Railcar Industries (A)	4,100	230
American Woodmark *	7,200	379
Apogee Enterprises	14,902	683

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

ArcBest	5,100	$214
Argan	15,000	486
Astronics *	9,877	687
Atlas Air Worldwide Holdings *	18,201	825
Barnes Group	34,185	1,368
Beacon Roofing Supply *	17,685	531
Blount International *	5,100	85
Brink’s	19,700	554
Caesarstone Sdot-Yam	1,900	124
CAI International *	2,000	49
Carlisle	12,766	1,188
Celadon Group	29,300	769
CIRCOR International	17,875	959
Civeo	66,500	262
Corporate Executive Board	15,636	1,223
Curtiss-Wright	31,840	2,311
Deluxe	10,600	705
Ducommun *	8,800	219
Dycom Industries *	15,799	701
EMCOR Group	53,987	2,377
Engility Holdings	2,500	90
Ennis	7,900	110
Esterline Technologies *	13,285	1,566
Exponent	1,700	147
Fortune Brands Home & Security	28,365	1,314
Forward Air	12,018	643
FreightCar America	38,000	1,189
FTI Consulting *	22,700	837
G&K Services, Cl A	44,962	3,237
Generac Holdings *	36,765	1,812
Gibraltar Industries *	5,200	76
Global Brass & Copper Holdings	5,200	73
Global Power Equipment Group	65,000	864
Graco	8,689	658
GrafTech International *	179,900	702
Great Lakes Dredge & Dock *	274,800	1,676
H&E Equipment Services	41,792	1,023
Hawaiian Holdings *	49,600	918
HEICO	21,065	1,248
Hexcel	34,187	1,627
Hub Group, Cl A *	12,621	510
Hyster-Yale Materials Handling	17,000	1,123
ICF International *	10,300	432
Insperity	14,318	742
Interface, Cl A	99,075	2,000
JetBlue Airways *	92,000	1,581
John Bean Technologies	2,800	97
Kadant	35,918	1,589
KAR Auction Services	10,000	365
KBR	35,200	573
Kelly Services, Cl A	12,800	222
Kforce	9,500	224
Korn/Ferry International *	5,900	181
Kratos Defense & Security Solutions *	18,400	106
LB Foster, Cl A	6,900	338
Lindsay Manufacturing	10,089	884
Lydall *	7,548	241
Masonite International *	12,011	737
Matthews International, Cl A	20,500	992
Meritor *	56,000	800
Middleby *	24,289	2,589
Mobile Mini	20,660	857

Description	Shares	Market Value ($ Thousands)

Moog, Cl A *	22,561	$1,703
MSA Safety	800	41
MYR Group *	34,500	954
Navigant Consulting *	16,100	225
Norcraft *	22,368	461
Northwest Pipe *	26,750	648
Old Dominion Freight Line *	16,843	1,316
Orbital ATK	3,200	212
Orion Marine Group *	38,500	393
Performant Financial *	3,700	19
PGT *	10,200	104
Primoris Services	84,555	1,746
Quad, Cl A	14,200	333
Quality Distribution *	21,600	237
Rand Logistics *	52,100	173
Republic Airways Holdings *	9,300	120
Rush Enterprises, Cl A *	64,269	1,795
Safe Bulkers (A)	69,100	262
Scorpio Bulkers *	50,800	129
SkyWest	16,164	236
Spirit Airlines *	22,371	1,740
Standex International	17,390	1,261
Steelcase, Cl A	88,171	1,651
Swift Transportation, Cl A *	81,277	2,299
TAL International Group	8,200	342
Textainer Group Holdings	4,700	152
Titan Machinery *(A)	42,000	606
Toro	17,580	1,189
Trex *	49,252	2,480
TriNet Group *	20,920	760
TrueBlue *	33,176	763
Tutor Perini *	82,900	1,929
UniFirst	1,000	119
United Stationers	6,900	279
US Ecology	15,756	769
USG *	38,094	1,074
Wabash National *	3,400	50
Watsco	16,030	1,879
XPO Logistics *	41,650	1,839
YRC Worldwide *	12,300	242

		94,573

Information Technology — 18.9%
Acxiom *	72,220	1,444
ADTRAN	42,174	908
Advanced Energy Industries *	35,502	945
Alliance Fiber Optic Products	35,500	582
Amkor Technology *	109,500	1,066
Anixter International *	4,500	355
Aruba Networks *	40,690	1,009
Aspen Technology *	55,586	2,146
Atmel	130,175	1,086
AVG Technologies *	30,200	682
Barracuda Networks *	36,186	1,378
Bel Fuse, Cl B	10,088	193
Belden	29,465	2,616
Benchmark Electronics *	36,400	854
Black Box	7,400	163
Blucora *	800	12
Booz Allen Hamilton Holding, Cl A	16,553	493
Brightcove *	12,500	98
BroadSoft *	21,274	669
Cabot Microelectronics *	6,300	326
CACI International, Cl A *	2,200	192

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Cadence Design Systems *	77,520	$1,423
Calix *	37,200	325
Callidus Software *	73,166	1,045
Cavium *	54,992	3,766
CDW	14,184	534
Checkpoint Systems *	5,900	80
CIBER *	187,300	734
Ciena *	45,008	941
Cimpress *	900	75
Cirrus Logic *	23,152	697
Clearfield *(A)	1,100	15
CommScope Holding *	24,432	770
CommVault Systems *	16,388	791
Computer Task Group	35,000	267
Comtech Telecommunications	4,300	154
Comverse *	3,300	59
Constant Contact *	5,400	223
Cornerstone OnDemand *	55,735	1,782
CoStar Group *	7,700	1,533
Coupons.com *(A)	54,869	535
CSG Systems International	13,800	413
Cypress Semiconductor	49,441	729
Daktronics	9,700	99
Dealertrack Technologies *	55,894	2,223
Demandware *(A)	40,047	2,531
Digi International *	81,300	860
Diodes *	32,300	920
Dot Hill Systems *	124,700	506
EarthLink Holdings	17,000	73
Ebix	40,151	1,055
Emulex *	59,200	471
Endurance International Group Holdings *(A)	34,944	651
Entegris *	60,941	817
Entropic Communications *	43,700	129
Envestnet *	50,709	2,732
EPAM Systems *	7,300	450
ePlus *	4,300	358
Euronet Worldwide *	29,543	1,669
EVERTEC	43,876	915
Exar *	100,600	1,078
ExlService Holdings *	4,100	143
Extreme Networks *	173,600	616
Fabrinet *	24,600	442
Fair Isaac	8,034	684
FARO Technologies *	9,883	593
FEI	10,286	812
Finisar *	20,200	424
FleetMatics Group *	300	12
FleetMatics Group *(A)	25,149	1,036
FormFactor *	74,633	733
Fortinet *	35,810	1,204
Gigamon *	34,194	686
Global Cash Access Holdings *	57,600	410
GrubHub *	15,295	642
Guidewire Software *(A)	45,344	2,524
Harmonic *	34,800	272
HomeAway *	15,184	471
HubSpot *	30,672	1,260
Hutchinson Technology *	34,600	120
Imperva *	20,944	965
Infinera *(A)	35,049	598
Infoblox *	69,938	1,626
Inphi *	173,839	3,240

Description	Shares	Market Value ($ Thousands)

Insight Enterprises *	38,500	$1,012
Integrated Device Technology *	76,816	1,586
Integrated Silicon Solution	21,800	358
Interactive Intelligence Group *	12,822	544
Intralinks Holdings *	74,325	771
IPG Photonics *(A)	7,367	706
j2 Global	29,683	1,996
Kofax *	95,700	653
Kulicke & Soffa Industries *	19,100	306
Lattice Semiconductor *	103,800	698
LivePerson *	15,900	183
LogMeIn *	900	47
MA-COM Technology Solutions Holdings *	45,229	1,525
Manhattan Associates *	15,600	778
Marketo *(A)	28,142	786
MAXIMUS	37,133	2,199
Mentor Graphics	27,900	654
Methode Electronics	25,300	984
MicroStrategy, Cl A *	3,713	662
MKS Instruments	12,275	434
MoneyGram International *	21,600	183
Monolithic Power Systems	31,091	1,639
Monotype Imaging Holdings	11,200	358
Multi-Fineline Electronix *	8,450	157
NETGEAR *	14,300	461
NetScout Systems *	400	16
Newport *	5,000	100
Nimble Storage *(A)	71,372	1,803
OmniVision Technologies *	28,700	770
ON Semiconductor *	60,097	766
Palo Alto Networks *	4,627	658
PDF Solutions *	15,800	287
Pegasystems	1,800	36
Photronics *	18,400	153
Plantronics	16,600	837
PRGX Global *	75,400	378
Procera Networks *(A)	8,800	82
Proofpoint *	34,226	1,939
PTC *	20,795	721
Pulse Electronics *(A)	2,300	2
Qlik Technologies *	67,318	2,184
QLogic *	134,073	2,013
Qorvo *	42,533	2,952
Qualys *	1,800	83
RealD *	51,043	667
RetailMeNot *(A)	37,929	661
Rogers *	8,946	700
Ruckus Wireless *	167,474	2,120
Sanmina *	40,600	922
ScanSource *	2,500	91
Science Applications International	7,500	410
ShoreTel *	28,500	212
Silicon Image *	32,800	239
Silicon Laboratories *	13,132	665
Sonus Networks *	3,320	57
Spansion, Cl A *	36,121	1,303
SPS Commerce *	35,336	2,428
SS&C Technologies Holdings	4,200	255
Stamps.com *	13,000	729
SunEdison *(A)	34,753	769
Super Micro Computer *	38,699	1,555
Sykes Enterprises *	21,500	500

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

SYNNEX	4,400	$335
Tableau Software, Cl A *	17,611	1,656
Tech Data *	8,900	530
TeleTech Holdings	21,700	527
Tessco Technologies	4,700	105
Tessera Technologies	32,063	1,285
Ultimate Software Group *	3,989	657
Ultra Clean Holdings *	16,300	135
Ultratech *	11,800	213
Unisys *	3,200	72
Universal Display *	19,216	661
Verint Systems *	17,365	1,057
Virtusa *	2,100	83
WEX *	12,979	1,389
Xcerra *	86,900	789

		130,395

Materials — 2.9%
A. Schulman	15,700	669
AK Steel Holding *	9,300	41
Ampco-Pittsburgh	6,300	118
Axiall	5,700	264
Berry Plastics Group *	40,957	1,405
Cabot	12,700	573
Calgon Carbon	3,100	64
Carpenter Technology	6,900	292
Domtar	4,700	213
Eagle Materials	13,288	1,043
Ferro *	55,400	706
FutureFuel	5,300	65
Glatfelter	15,000	368
Globe Specialty Metals	8,500	142
Graphic Packaging Holding	24,000	362
H.B. Fuller	20,378	911
Innophos Holdings	6,000	337
Innospec	300	13
Kaiser Aluminum	3,100	234
KapStone Paper and Packaging	9,200	317
Kraton Performance Polymers *	600	12
Louisiana-Pacific *	36,295	611
Materion	5,300	194
Minerals Technologies	19,417	1,422
Neenah Paper	7,900	477
NovaGold Resources *	117,800	438
Olin	27,400	768
Patrick Industries *	14,915	824
PolyOne	35,065	1,394
Quaker Chemical	300	24
RTI International Metals *	29,060	810
Schweitzer-Mauduit International	6,200	290
Senomyx *(A)	11,200	60
Sensient Technologies	30,125	1,916
Silgan Holdings	18,944	1,088
US Concrete *	28,396	866
Worthington Industries	12,100	327

		19,658

Telecommunication Services — 0.8%
Boingo Wireless *	70,637	514
inContact *	58,666	687
Inteliquent	31,800	469
Iridium Communications *(A)	120,596	1,155
magicJack VocalTec *(A)	25,900	200
RingCentral, Cl A *(A)	98,984	1,561

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Spok Holdings	16,000	$298
Vonage Holdings *	67,200	305

		5,189

Utilities — 2.0%
ALLETE	26,545	1,456
American States Water	7,800	313
Avista	24,200	825
Cadiz *	56,900	655
California Water Service Group	5,200	132
Chesapeake Utilities	11,400	538
Cleco	3,400	185
Dynegy, Cl A *	15,300	426
Empire District Electric	23,000	583
New Jersey Resources	7,400	463
NorthWestern	4,500	244
Otter Tail	400	13
Piedmont Natural Gas	14,200	530
PNM Resources	52,065	1,486
Portland General Electric	63,920	2,384
South Jersey Industries	18,390	1,042
Southwest Gas	30,750	1,761
UIL Holdings	20,100	1,016

		14,052

Total Common Stock (Cost $547,028) ($ Thousands)		658,076

EXCHANGE TRADED FUNDS — 1.0%
iShares Russell 2000 Growth Fund	21,003	3,132
iShares Russell 2000 Value Fund	36,300	3,698

Total Exchange Traded Funds (Cost $6,566) ($ Thousands)		6,830

CONVERTIBLE BOND — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/2014 (B)	$2,856	4

Total Convertible Bond (Cost $444) ($ Thousands)		4

AFFILIATED PARTNERSHIP — 11.2%
SEI Liquidity Fund, L.P.
0.090% ** † (C)	77,184,653	77,185

Total Affiliated Partnership (Cost $77,185) ($ Thousands)		77,185

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	22,762,220	22,762

Total Cash Equivalent (Cost $22,762) ($ Thousands)		22,762

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION (D)(E) — 0.2%
U.S. Treasury Bills
0.013%, 05/28/2015	$1,500	$1,500

Total U.S. Treasury Obligation (Cost $1,500) ($ Thousands)		1,500

Total Investments — 111.2% (Cost $655,485) ($ Thousands)††		$766,357

A list of the open futures contracts held by the Fund at February 28, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index EMINI	19	Mar-2015	$147

For the period ended February 28, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on a Net Assets of $689,188 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 28, 2015. The total market value of securities on loan at February 28, 2015 was $74,354 ($ Thousands).

(B)	Security in default on interest payments.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2015 was $77,185 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $655,485 ($ Thousands), and the unrealized appreciation and depreciation were $129,880 ($ Thousands) and $(19,008) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the level of inputs used as of February 28, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$658,076	$—	$—	$658,076
Exchange Traded Funds	6,830	—	—	6,830
Convertible Bond	—	—	4	4
Affiliated Partnership	—	77,185	—	77,185
Cash Equivalent	22,762	—	—	22,762
U.S. Treasury Obligation	—	1,500	—	1,500

Total Investments in Securities	$687,668	$78,685	$4	$766,357

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts Unrealized Appreciation*	$147	$—		$—	$147

Total Other Financial Instruments	$147	$—	$		$147

*	Futures contracts are valued at the unrealized appreciation on the instrument.

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.5%

Consumer Discretionary — 13.4%
1-800-Flowers.com, Cl A *	1,600	$20
2U *	14,366	265
Abercrombie & Fitch, Cl A (A)	26,800	663
AMC Entertainment Holdings, Cl A	27,709	953
American Axle & Manufacturing Holdings *	10,741	268
American Eagle Outfitters	26,187	392
Arctic Cat	8,069	294
Big 5 Sporting Goods	8,035	103
Big Lots	26,015	1,241
Bloomin’ Brands	8,800	227
Bob Evans Farms	4,474	262
Boot Barn Holdings *	20,405	502
Bravo Brio Restaurant Group *	8,900	116
Bright Horizons Family Solutions *	26,629	1,350
Brown Shoe	1,900	57
Brunswick	11,624	631
Buffalo Wild Wings *	3,854	737
Build-A-Bear Workshop, Cl A *	800	17
Burlington Stores *	4,999	278
Cabela’s *(A)	9,336	508
Callaway Golf (A)	51,051	459
Capella Education	10,866	704
Career Education *	30,000	160
Cato, Cl A	5,500	244
Chuy’s Holdings *	30,234	679
Columbia Sportswear	5,537	309
Core-Mark Holdings	7,200	506
Demand Media *	8,100	40
Denny’s *	4,827	56
Dex Media *	8,100	55
Diamond Resorts International *	8,336	289
DineEquity	1,700	185
Domino’s Pizza	1,953	198
Drew Industries *	200	12
Entravision Communications, Cl A	42,577	292
Ethan Allen Interiors	7,681	206
EW Scripps, Cl A *	11,487	265
Express *	22,941	317
Fiesta Restaurant Group *	18,984	1,234
Five Below *(A)	34,637	1,099
Gentherm *	11,980	556
G-III Apparel Group *	2,868	302
GNC Holdings, Cl A	5,362	258
Grand Canyon Education *	3,400	156
Haverty Furniture	5,424	125
Helen of Troy *	1,100	84
hhgregg *(A)	12,300	79
Hovnanian Enterprises, Cl A *	6,200	23
Imax *(A)	20,670	723
Jack in the Box	16,071	1,554
K12 *	6,600	112
Kirkland’s *	10,469	249
La Quinta Holdings *	44,644	992
Lands’ End *(A)	8,002	293
La-Z-Boy, Cl Z	29,420	734
LeapFrog Enterprises, Cl A *	25,300	65
LKQ *	4,264	105
Loral Space & Communications *	6,900	491

Description	Shares	Market Value ($ Thousands)

Lumber Liquidators Holdings *	5,134	$266
Marriott Vacations Worldwide	8,370	637
MDC Partners, Cl A	9,713	253
Men’s Wearhouse	7,094	356
Modine Manufacturing *	14,800	192
Movado Group	2,200	57
National CineMedia	25,934	395
Nautilus *	28,948	442
New Media Investment	13,744	339
Office Depot *	6,600	62
Orbitz Worldwide *	25,066	290
Overstock.com *	9,500	216
Oxford Industries	3,348	184
Pier 1 Imports	10,068	121
Pool	20,772	1,437
Popeyes Louisiana Kitchen *	11,633	698
Quiksilver *	4,700	10
Red Robin Gourmet Burgers *	7,572	632
Restoration Hardware Holdings *	3,637	320
Ruth’s Hospitality Group	21,191	323
Sally Beauty Holdings *	11,259	377
Scientific Games, Cl A *(A)	18,313	247
Select Comfort *	20,504	658
Shutterfly *	11,099	533
Six Flags Entertainment	5,496	249
Skechers U.S.A., Cl A *	10,431	711
SodaStream International *(A)	17,400	312
Sonic	8,265	263
Sportsman’s Warehouse Holdings *(A)	41,524	306
Stage Stores	11,863	254
Standard Motor Products	400	17
Steiner Leisure *	2,200	101
Steven Madden *	24,791	905
Stoneridge *	11,599	134
Strayer Education *	200	12
TAL Education Group ADR *(A)	12,104	372
Tempur Sealy International *	7,703	443
Tenneco *	4,400	256
Tile Shop Holdings *(A)	31,189	344
Tower International *	10,000	271
Tuesday Morning *	27,561	523
Universal Electronics *	8,225	465
Vail Resorts	12,945	1,137
Vera Bradley *(A)	9,009	180
Vista Outdoor *	11,125	486
Visteon *	2,412	242
VOXX International, Cl A *	24,000	206
Wolverine World Wide	19,750	604
World Wrestling Entertainment, Cl A (A)	12,400	204
Zoe’s Kitchen *(A)	14,607	501
Zumiez *	1,700	66

		41,703

Consumer Staples — 1.9%
Andersons	4,850	215
Boston Beer, Cl A *	550	147
Casey’s General Stores	9,031	792
Chefs’ Warehouse *(A)	15,059	305
Darling International *	30,620	533
Freshpet *(A)	20,331	375
Lancaster Colony	1,600	146
Medifast *	11,300	358
Omega Protein *	18,500	198

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Post Holdings *	5,333	$264
Snyder’s-Lance	22,669	699
SpartanNash	2,400	64
Sprouts Farmers Market *	12,969	477
SUPERVALU *	70,000	692
TreeHouse Foods *	4,589	383
USANA Health Sciences *	3,200	320

		5,968

Energy — 2.8%
Abraxas Petroleum *	63,100	192
Alpha Natural Resources *	16,100	20
Bill Barrett *	7,500	75
Callon Petroleum *	41,406	303
CARBO Ceramics (A)	14,100	514
Carrizo Oil & Gas *	6,403	305
Diamondback Energy *	4,656	332
Dril-Quip *	3,193	232
Frontline *	27,300	69
Green Plains Renewable Energy	1,300	30
Gulfport Energy *	6,137	281
Helix Energy Solutions Group *	2,100	32
ION Geophysical *	12,300	28
Key Energy Services *	104,756	215
Laredo Petroleum Holdings *(A)	17,640	210
Matador Resources *(A)	7,790	169
Matrix Service *	11,069	206
McDermott International *(A)	13,424	34
Nabors Industries	10,900	140
Newpark Resources *	3,100	29
Oasis Petroleum *(A)	12,388	177
Oil States International *	15,435	671
Patterson-UTI Energy	3,700	69
PBF Energy, Cl A	23,000	717
PDC Energy *	6,497	336
PetroQuest Energy *	37,500	109
Pioneer Energy Services *	25,600	136
REX American Resources *	8,900	484
Rosetta Resources *	18,981	337
Superior Energy Services	28,193	631
Tidewater (A)	26,800	756
Triangle Petroleum *(A)	5,030	25
US Silica Holdings (A)	14,162	459
VAALCO Energy *	81,400	394
Willbros Group *	3,300	21

		8,738

Financials — 16.5%
Altisource Residential, Cl B ‡	5,100	105
Ameris Bancorp	9,234	242
Argo Group International Holdings	12,111	580
Associated Estates Realty ‡	7,100	170
Banco Latinoamericano de Comercio Exterior, Cl E	2,000	63
Bancorp *	37,100	347
Bancorpsouth	2,700	60
Bank of the Ozarks (A)	15,795	578
BankUnited	12,588	408
Banner	11,133	486
BBCN Bancorp	1,400	19
BGC Partners, Cl A	5,300	48
Blackstone Mortgage Trust, Cl A ‡	16,624	481

Description	Shares	Market Value ($ Thousands)

Boston Private Financial Holdings	13,206	$166
Brandywine Realty Trust ‡	43,870	695
Capital Bank Financial, Cl A *	25,813	685
Capitol Federal Financial	56,360	699
Cardinal Financial	9,286	182
Cedar Realty Trust ‡	10,800	81
Chatham Lodging Trust ‡	12,113	352
Chesapeake Lodging Trust ‡	12,750	453
City National	5,084	459
CNO Financial Group	8,000	130
Columbia Banking System	20,930	590
Corporate Office Properties Trust ‡	19,612	577
Cousins Properties ‡	20,800	223
Credit Acceptance *	2,733	501
CubeSmart ‡	5,200	121
CyrusOne ‡	4,200	125
DiamondRock Hospitality ‡	22,800	330
DuPont Fabros Technology ‡	2,900	91
Eagle Bancorp *	14,022	521
EastGroup Properties ‡	5,646	356
Education Realty Trust ‡	10,827	380
Employers Holdings	22,433	529
Endurance Specialty Holdings	7,713	490
EPR Properties ‡	2,900	177
Equity One ‡	16,953	454
EverBank Financial	38,845	698
Evercore Partners, Cl A	13,720	703
FBL Financial Group, Cl A	4,000	231
FBR *	7,000	170
Federated Investors, Cl B (A)	8,513	280
Federated National Holding	13,600	393
FelCor Lodging Trust ‡	900	10
First BanCorp *	6,300	42
First Citizens BancShares, Cl A	500	126
First Commonwealth Financial	25,300	215
First Horizon National	60,870	870
First Interstate Bancsystem, Cl A	17,252	455
First Midwest Bancorp	34,046	582
First NBC Bank Holding *	7,295	239
First Niagara Financial Group	96,760	857
FNB (Pennsylvania)	32,100	412
Fulton Financial	53,360	646
FXCM, Cl A	15,600	33
Genworth Financial, Cl A *	12,000	93
Geo Group ‡	9,700	419
Green Dot, Cl A *	19,300	299
Hancock Holding	16,151	473
Hanover Insurance Group	19,559	1,374
HCI Group	2,000	95
Healthcare Realty Trust ‡	4,100	117
HFF, Cl A	1,800	64
Highwoods Properties ‡	11,750	536
Horace Mann Educators	32,144	1,036
Iberiabank	21,985	1,388
Infinity Property & Casualty	9,768	757
Inland Real Estate ‡	37,300	399
Investment Technology Group *	19,200	432
Investors Bancorp	41,479	476
Janus Capital Group (A)	12,068	199
Kennedy-Wilson Holdings	9,028	242
LaSalle Hotel Properties ‡	5,800	226
LendingTree *	5,259	279

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Lexington Realty Trust ‡	82,492	$893
Manning & Napier, Cl A	14,000	168
MarketAxess Holdings	5,136	409
MB Financial	16,635	519
Medical Properties Trust ‡	45,085	683
MFA Mortgage Investments ‡	56,414	449
Montpelier Re Holdings	5,800	209
National Health Investors ‡	10,370	738
National Penn Bancshares	44,994	483
Navigators Group *	900	67
NBT Bancorp	10,100	242
Nelnet, Cl A	11,800	550
OFG Bancorp (A)	49,300	860
PacWest Bancorp	13,420	615
Pebblebrook Hotel Trust ‡	13,814	671
Pinnacle Financial Partners	2,700	113
Piper Jaffray *	2,400	131
Platinum Underwriters Holdings	2,100	160
Primerica	2,800	148
PrivateBancorp, Cl A	24,465	850
Prosperity Bancshares	400	21
PS Business Parks ‡	4,400	366
Ramco-Gershenson Properties ‡	5,700	107
RLJ Lodging Trust ‡	9,300	296
Ryman Hospitality Properties ‡	4,452	268
Selective Insurance Group	11,900	324
Signature Bank NY *	4,100	506
South State	9,864	666
Sovran Self Storage ‡	5,300	488
Spirit Realty Capital ‡	19,533	239
Springleaf Holdings, Cl A *	9,864	379
StanCorp Financial Group	10,160	672
Sterling Bancorp (A)	50,848	698
Stifel Financial *	18,476	1,012
Strategic Hotels & Resorts *‡	32,900	432
Summit Hotel Properties ‡	22,154	291
Sunstone Hotel Investors ‡	10,898	190
SVB Financial Group *	4,616	567
Symetra Financial	13,200	298
TCF Financial	106,920	1,678
Texas Capital Bancshares *	2,400	111
United Community Banks	14,300	272
United Insurance Holdings	12,600	308
Universal Insurance Holdings	9,600	239
Validus Holdings	11,270	469
Virtus Investment Partners	960	127
Webster Financial	24,660	851
Western Alliance Bancorp *	19,515	554
Wintrust Financial	15,635	736
WisdomTree Investments (A)	14,460	270

		51,213

Health Care — 18.3%
ABIOMED *	5,543	337
Acadia Healthcare *(A)	28,230	1,785
ACADIA Pharmaceuticals *	7,386	280
Achillion Pharmaceuticals *	15,900	193
Acorda Therapeutics *	5,600	190
Addus HomeCare *	16,267	356
Aerie Pharmaceuticals *	19,155	539
Affymetrix *(A)	16,700	195
Agenus *	52,509	257
Agios Pharmaceuticals *(A)	1,735	186
Akorn *	43,197	2,324
Alder Biopharmaceuticals *	5,903	159

Description	Shares	Market Value ($ Thousands)

Align Technology *	7,940	$455
AMAG Pharmaceuticals *(A)	4,510	222
Amicus Therapeutics *	28,325	248
AMN Healthcare Services *	11,604	262
Amsurg, Cl A *	31,673	1,904
Analogic	5,900	511
AngioDynamics *	45,514	847
ANI Pharmaceuticals *	5,770	389
Anika Therapeutics *	17,600	703
Aratana Therapeutics *	30,189	581
Arrowhead Research *	11,700	88
BioCryst Pharmaceuticals *(A)	6,400	65
BioDelivery Sciences International *(A)	37,195	558
Bluebird Bio *	6,533	623
Cambrex *	27,400	938
Cardiovascular Systems *	18,148	684
Cempra *(A)	9,555	316
Centene *	8,480	521
Cepheid *	4,359	248
Cerus *(A)	44,039	210
Charles River Laboratories International *	19,729	1,513
Chimerix *	2,500	101
Coherus Biosciences *	9,658	305
Community Health Systems *	10,300	500
CONMED	8,200	421
Cynosure, Cl A *	9,063	276
Depomed *	25,540	561
DexCom *	20,258	1,230
Dyax *	19,153	289
Eagle Pharmaceuticals *	6,690	227
Emergent Biosolutions *	33,780	1,012
Endocyte *	21,500	125
Endologix *	17,334	273
Ensign Group	6,800	300
Esperion Therapeutics *(A)	5,611	350
Exact Sciences *(A)	8,551	192
ExamWorks Group *(A)	15,060	608
Five Prime Therapeutics *	700	18
Globus Medical, Cl A *	37,540	912
Greatbatch *	14,200	755
GW Pharmaceuticals ADR *	2,668	216
Halozyme Therapeutics *(A)	17,950	271
Health Net *	9,117	523
HealthSouth	44,828	1,948
HeartWare International *	5,912	504
Hill-Rom Holdings	5,158	247
ICON *	5,843	403
ICU Medical *	3,300	293
Idera Pharmaceuticals *	8,000	39
Impax Laboratories *	5,528	223
Inovalon Holdings, Cl A *	1,735	54
Insmed *	26,143	485
Insulet *	1,656	53
Integra LifeSciences Holdings *	14,200	852
Isis Pharmaceuticals *(A)	20,975	1,438
Jazz Pharmaceuticals *	2,380	405
K2M Group Holdings *	13,599	279
Karyopharm Therapeutics *(A)	4,231	115
Kindred Healthcare	1	—
Kite Pharma *	7,483	490
KYTHERA Biopharmaceuticals *(A)	4,291	178
Lannett *	3,700	231

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

LDR Holding *	33,119	$1,295
Ligand Pharmaceuticals, Cl B *(A)	8,440	465
Luminex *	4,500	71
MacroGenics *	7,704	266
Merrimack Pharmaceuticals *(A)	22,678	243
Molina Healthcare *	5,200	331
Momenta Pharmaceuticals *	3,600	49
Natus Medical *	10,400	372
Nektar Therapeutics *	7,000	92
Neovasc *	15,129	150
Nevro *	4,196	176
NewLink Genetics *(A)	3,827	165
Novavax *	35,098	321
NuVasive *	6,199	284
NxStage Medical *	2,200	38
Omeros *	10,907	228
Omnicell *	7,472	262
Ophthotech *	14,087	757
Oramed Pharmaceuticals *(A)	8,377	38
OraSure Technologies *	26,600	190
Orexigen Therapeutics *(A)	48,973	276
Orthofix International *	9,300	302
Otonomy *	5,896	219
Pacific Biosciences of California *	4,800	30
Pacira Pharmaceuticals *	5,643	648
PAREXEL International *	6,735	434
PerkinElmer	12,442	585
PharMerica *	5,900	148
Phibro Animal Health, Cl A	7,779	282
Pozen *	23,600	173
Premier, Cl A *	13,273	487
Prestige Brands Holdings *	25,500	983
Progenics Pharmaceuticals *(A)	41,319	269
Providence Service *	10,808	497
PTC Therapeutics *	200	14
Puma Biotechnology *	3,700	788
RadNet *	13,000	114
Receptos *	4,117	521
Relypsa *	22,118	858
Repligen *	407	10
Repros Therapeutics *	6,400	59
Retrophin *	3,100	44
Revance Therapeutics *(A)	3,213	52
Sage Therapeutics *(A)	11,885	516
Sangamo BioSciences *	12,957	218
Sciclone Pharmaceuticals *	800	6
Select Medical Holdings	2,900	39
Sirona Dental Systems *	4,964	451
Spectranetics *(A)	14,612	494
STERIS	9,481	612
Sucampo Pharmaceuticals, Cl A *	16,896	260
Supernus Pharmaceuticals *	13,500	121
Surgical Care Affiliates *	8,534	277
Synageva BioPharma *(A)	2,442	241
Team Health Holdings *	12,998	770
Teleflex	3,354	408
TESARO *(A)	12,082	644
Tetraphase Pharmaceuticals *	15,534	613
TG Therapeutics *	17,349	252
Ultragenyx Pharmaceutical *	3,138	170
WellCare Health Plans *	2,600	236
Xencor *	3,278	51

Description	Shares	Market Value ($ Thousands)

XenoPort *	10,400	$71
Zeltiq Aesthetics *	8,601	287
ZS Pharma *	4,065	201

		56,913

Industrials — 15.0%
AAR	660	19
Acacia Research	29,100	365
ACCO Brands *	85,400	650
Actuant, Cl A	35,475	903
Acuity Brands	1,897	301
Aerovironment *	2,100	58
AGCO (A)	4,912	244
Allegiant Travel, Cl A	1,514	278
Altra Industrial Motion	10,371	283
American Woodmark *	4,900	258
Apogee Enterprises	18,444	846
ArcBest	3,700	155
Argan	8,200	266
Astronics, Cl B *	1,856	128
Astronics *	12,678	882
Atlas Air Worldwide Holdings *	18,184	825
Barnes Group	15,820	633
Beacon Roofing Supply *(A)	9,004	270
Blount International *	4,900	81
Brady, Cl A	5,100	138
CAI International *	900	22
Carlisle	8,085	752
Civeo	22,200	87
CLARCOR	9,275	610
Clean Harbors *(A)	12,161	677
Corporate Executive Board	7,961	623
Crane	5,500	368
Curtiss-Wright	21,587	1,567
Deluxe	3,500	233
Ducommun *	4,000	100
DXP Enterprises *	2,800	128
Dycom Industries *	24,450	1,084
EMCOR Group	25,414	1,119
Engility Holdings	1,100	40
EnPro Industries	6,464	425
Exponent	2,100	182
Forward Air	16,280	871
G&K Services, Cl A	12,676	913
Genesee & Wyoming, Cl A *	6,811	702
Global Brass & Copper Holdings	5,700	80
GrafTech International *	2,400	9
H&E Equipment Services	32,089	786
Hawaiian Holdings *	1,500	28
Healthcare Services Group	19,070	640
Hexcel	32,295	1,537
Hub Group, Cl A *	6,426	259
Huron Consulting Group *	9,055	604
Hyster-Yale Materials Handling	9,450	624
ICF International *	1,700	71
IDEX	7,892	610
Insperity	5,731	297
Interface, Cl A	14,072	284
ITT	13,096	538
JetBlue Airways *	19,200	330
John Bean Technologies	15,710	543
Kadant	5,975	264
KAR Auction Services	11,364	414
Kelly Services, Cl A	6,400	111
Kennametal	16,000	560

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Kforce	5,400	$127
Kirby *	7,265	560
Korn/Ferry International *	19,098	584
Kratos Defense & Security Solutions *	9,800	57
Lincoln Electric Holdings	8,649	597
Lindsay Manufacturing (A)	5,136	450
Marten Transport	1,800	42
Matthews International, Cl A	10,506	508
Meritor *	11,900	170
Middleby *	6,465	689
Mobile Mini	10,519	436
Moog, Cl A *	6,200	468
MYR Group *	9,500	263
Navigant Consulting *	4,600	64
Orion Marine Group *	19,869	203
Performant Financial *	9,500	50
Primoris Services	33,430	690
Quality Distribution *	12,200	134
RBC Bearings	6,212	385
Regal-Beloit	6,511	507
Republic Airways Holdings *	4,700	61
Rexnord *	21,300	587
Rush Enterprises, Cl A *	15,124	422
Safe Bulkers (A)	33,900	128
Spirit Aerosystems Holdings, Cl A *	12,700	625
Spirit Airlines *	2,884	224
Standex International	3,500	254
Steelcase, Cl A	38,926	729
Swift Transporation, Cl A *	23,999	679
Team *	8,732	335
Teledyne Technologies *	3,347	337
Terex	7,738	212
Tetra Tech	16,747	426
Titan International (A)	42,900	428
Titan Machinery *(A)	18,685	269
Trex *	4,173	210
TriMas *	23,317	699
TriNet Group *	8,374	304
Triumph Group	23,948	1,432
TrueBlue *	18,345	422
Tutor Perini *	6,100	142
UniFirst	1,200	143
United Rentals *	5,155	480
US Ecology	8,022	392
USG *(A)	19,391	547
Valmont Industries (A)	4,154	518
Watts Water Technologies, Cl A	6,606	363
Wesco Aircraft Holdings *	41,740	627
WESCO International *	7,600	528
XPO Logistics *	6,077	268
YRC Worldwide *	9,200	181

		46,631

Information Technology — 21.4%
ACI Worldwide *	24,370	484
Advanced Energy Industries *	14,387	383
Alliance Fiber Optic Products	26,000	426
Amkor Technology *	41,300	402
Anixter International *	2,900	229
Aspen Technology *	39,580	1,528
AVG Technologies *	20,892	472
Barracuda Networks *	7,044	268
Belden	10,561	938

Description	Shares	Market Value ($ Thousands)

Benchmark Electronics *	12,500	$293
Black Box	13,700	301
Blackbaud	25,705	1,167
Blucora *	1,200	18
Brightcove *	9,200	72
BroadSoft *	27,162	855
Cabot Microelectronics *	6,000	311
CACI International, Cl A *	10,350	903
Cadence Design Systems *	27,292	501
Calix *	15,400	135
Callidus Software *	37,248	532
Cavium *	26,494	1,815
CDW	5,677	214
Checkpoint Systems *	1,200	16
Cimpress *	4,640	387
Cirrus Logic *	9,267	279
Coherent *	5,524	355
CommScope Holding *	9,779	308
Comtech Telecommunications	3,100	111
Constant Contact *	2,400	99
Convergys (A)	21,227	474
Cornerstone OnDemand *	14,858	475
CoStar Group *	2,014	401
Cray *	20,260	605
Cypress Semiconductor (A)	19,790	292
Daktronics	6,100	62
Dealertrack Technologies *	41,584	1,654
Demandware *(A)	10,360	655
Diebold	12,277	438
Diodes *	6,200	177
EarthLink Holdings	8,800	38
Ebix (A)	12,389	326
Electronics For Imaging *	12,345	501
Emulex *	30,400	242
Endurance International Group Holdings *(A)	13,987	260
Entegris *	76,383	1,024
Entropic Communications *	27,500	81
Envestnet *	24,548	1,323
EPAM Systems *	4,400	271
Euronet Worldwide *	15,259	862
ExlService Holdings *	15,089	527
Extreme Networks *	16,900	60
Fabrinet *	13,900	250
Fair Isaac	4,180	356
Fairchild Semiconductor International, Cl A *	14,156	247
FARO Technologies *	3,956	237
FEI	2,886	228
FormFactor *	29,874	293
Fortinet *	20,328	683
Gigamon *	13,687	275
Global Cash Access Holdings *	41,400	294
GrubHub *	6,122	257
Guidewire Software *	19,975	1,112
Heartland Payment Systems	7,489	367
HomeAway *	11,610	360
HubSpot *(A)	6,938	285
Hutchinson Technology *	11,650	40
iGATE *	9,426	403
Infinera *	14,029	239
Infoblox *	55,599	1,293
Inphi *	14,867	277
Insight Enterprises *	17,900	471
Integrated Device Technology *	30,835	636

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Interactive Intelligence Group *	6,528	$277
Intersil, Cl A	62,963	982
IPG Photonics *	2,949	283
Ixia *	31,596	360
j2 Global	3,932	264
Lattice Semiconductor *	62,700	421
LivePerson *	5,700	66
LogMeIn *	400	21
MA-COM Technology Solutions Holdings *	7,444	251
Manhattan Associates *	3,800	189
MAXIMUS	19,268	1,141
Mellanox Technologies *	10,750	512
Mentor Graphics	35,390	830
Methode Electronics	11,600	451
MicroStrategy, Cl A *	1,486	265
MKS Instruments	13,484	477
Monolithic Power Systems	10,290	543
Monotype Imaging Holdings	12,100	387
Newport *	2,000	40
Nimble Storage *(A)	14,189	358
OmniVision Technologies *	46,200	1,239
ON Semiconductor *	24,055	307
Orbotech *	13,800	222
OSI Systems *	8,100	587
Pandora Media *	16,556	245
PDF Solutions *	5,500	100
Pegasystems	700	14
Plantronics	10,915	551
Polycom *	7,700	106
Procera Networks *(A)	7,000	65
Proofpoint *	16,987	962
PTC *	19,273	668
Qlik Technologies *	32,143	1,043
QLogic *	37,681	566
Qorvo *	12,493	867
RealD *	20,431	267
Rogers *	10,740	841
Ruckus Wireless *	57,037	722
Sanmina *	18,100	411
ScanSource *	3,200	116
Science Applications International	6,900	377
Semtech *	6,637	192
ShoreTel *	18,000	134
Shutterstock *(A)	6,557	371
Silicon Graphics International *	42,800	395
Silicon Image *	21,900	160
Silicon Laboratories *	12,353	626
SolarWinds *	13,991	710
Solera Holdings	11,110	619
Spansion, Cl A *(A)	18,549	669
SPS Commerce *	16,944	1,164
SS&C Technologies Holdings	11,657	707
Stamps.com *	9,545	535
SunEdison *(A)	13,911	308
Super Micro Computer *	16,304	655
Sykes Enterprises *	9,300	216
Synaptics *	8,029	690
SYNNEX	400	31
Tableau Software, Cl A *	9,108	856
Take-Two Interactive Software *	11,890	315
TeleTech Holdings	3,300	80
Tessera Technologies	13,949	559
Ultimate Software Group *	6,101	1,004

Description	Shares	Market Value ($ Thousands)

Ultra Clean Holdings *	10,300	$85
Unisys *	2,000	45
Universal Display *	7,692	265
VeriFone Holdings *	11,388	401
Verint Systems *	19,439	1,183
WEX *	6,606	707
Xcerra *	25,100	228
Zebra Technologies, Cl A *	10,779	981

		66,438

Materials — 3.5%
A. Schulman	9,900	422
AK Steel Holding *	40,200	178
Allegheny Technologies	19,795	666
American Vanguard	9,800	110
Axiall	3,400	157
Balchem	7,070	417
Berry Plastics Group *	51,553	1,769
Cabot	6,629	299
Calgon Carbon	6,100	126
Cytec Industries	5,737	301
Ferro *	38,000	485
FutureFuel	2,600	32
Globe Specialty Metals	2,400	40
Gold Resource (A)	7,900	27
Graphic Packaging Holding	4,600	69
H.B. Fuller	10,376	464
Headwaters *	34,350	564
Innophos Holdings	9,607	539
KapStone Paper and Packaging	7,300	252
Louisiana-Pacific *(A)	18,480	311
LSB Industries *	6,100	229
Materion	3,700	135
Patrick Industries *	6,129	339
PolyOne	20,406	811
RTI International Metals *	9,910	276
Senomyx *(A)	6,100	32
Sensient Technologies	16,643	1,059
Silgan Holdings	7,136	410
US Concrete *	11,366	347
Worthington Industries	1,400	38

		10,904

Telecommunication Services — 0.6%
Cogent Communications Holdings	9,542	351
inContact *	23,482	275
Inteliquent	6,800	100
Iridium Communications *(A)	24,975	239
magicJack VocalTec *(A)	11,200	86
RingCentral, Cl A *(A)	48,683	768
Vonage Holdings *	46,000	209

		2,028

Utilities — 2.1%
ALLETE	13,470	739
American States Water	9,200	369
Avista	100	3
California Water Service Group	6,900	175
Cleco	1,900	103
Dynegy, Cl A *	9,300	259
Empire District Electric	5,400	137
Great Plains Energy	33,579	894
IDACORP	6,077	381
New Jersey Resources	4,900	307
NorthWestern	4,884	265

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap II Fund

February 28, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Otter Tail	3,800	$124
PNM Resources	30,335	866
Portland General Electric (A)	25,392	947
UIL Holdings	16,170	817

		6,386

Total Common Stock (Cost $246,368) ($ Thousands)		296,922

EXCHANGE TRADED FUNDS — 0.9%
iShares Russell 2000 Fund(A)	9,110	1,116
iShares Russell 2000 Growth Fund	10,500	1,566

Total Exchange Traded Funds (Cost $2,355) ($ Thousands)		2,682

	Number Of Rights
RIGHTS ‡‡— 0.0%
Furiex Pharmaceuticals*	300	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 9.3%
SEI Liquidity Fund, L.P.
0.090% ** †(B)	28,840,624	28,841

Total Affiliated Partnership (Cost $28,841) ($ Thousands)		28,841

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	12,038,887	12,039

Total Cash Equivalent (Cost $12,039) ($ Thousands)		12,039

U.S. TREASURY OBLIGATION (C) (D) — 0.6%
U.S. Treasury Bills
0.037%, 05/28/2015	$1,950	1,950

Total U.S. Treasury Obligation (Cost $1,950) ($ Thousands)		1,950

Total Investments — 110.2% (Cost $291,553) ($ Thousands)		$342,434

A list of the open futures contracts held by the Fund at February 28, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index EMINI	49	Mar-2015	$382

For the period ended February 28, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $310,790 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2015.

‡‡	Expiration date is unavailable.

†	Investment in Affiliated security.
††	At February 28, 2015, the tax basis cost of the Fund’s investments was $291,553 ($ Thousands), and the unrealized appreciation and depreciation were $56,441 ($ Thousands) and $(5,560) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at February 28, 2015. The total market value of securities on loan at February 28, 2015 was $27,731 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 12). The total value of such securities as of February 28, 2015 was $28,841 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

L.P. — Limited Partnership

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$296,922	$—	$—	$296,922
Exchange Traded Funds	2,682	—	—	2,682
Rights	—	—	—	—
Affiliated Partnership	—	28,841	—	28,841
Cash Equivalent	12,039	—	—	12,039
U.S. Treasury Obligation	—	1,950	—	1,950

Total Investments in Securities	$311,643	$30,791	$—	$342,434

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts Unrealized Appreciation*	$382	$—	$—	$382

Total Other Financial Instruments	$382	$—	$—	$382

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Consumer Discretionary — 14.7%
Advance Auto Parts	14,913	$2,311
American Eagle Outfitters	358,026	5,360
ANN *	58,459	2,099
Arctic Cat	22,831	833
Ascena Retail Group *	194,352	2,604
Autoliv (A)	20,500	2,306
Bed Bath & Beyond *	21,259	1,587
Big Lots	37,900	1,808
Bloomin’ Brands	116,050	2,990
BorgWarner	34,028	2,091
Boyd Gaming *	118,750	1,640
Bright Horizons Family Solutions *	57,786	2,930
Brinker International	23,400	1,391
Brown Shoe	82,398	2,472
Brunswick	153,306	8,315
Buffalo Wild Wings *	18,420	3,520
Cabela’s *(A)	65,138	3,546
Callaway Golf (A)	232,942	2,094
Capella Education	51,917	3,365
Carmike Cinemas *	24,900	778
Carter’s	56,576	5,022
Chico’s FAS	39,600	722
Children’s Place	53,034	3,022
Chuy’s Holdings *	143,047	3,214
Cooper Tire & Rubber	34,700	1,321
Crocs *	85,200	950
Darden Restaurants	75,210	4,814
Destination XL Group *	65,400	309
Dillard’s, Cl A	25,000	3,254
Dollar General	18,925	1,374
DR Horton	126,718	3,461
DSW, Cl A	61,106	2,303
Dunkin’ Brands Group	70,974	3,326
Ethan Allen Interiors (A)	21,728	583
Express *	57,825	799
Fiesta Restaurant Group *	109,462	7,116
Five Below *(A)	241,460	7,663
GameStop, Cl A (A)	37,900	1,401
Gannett	230,815	8,171
G-III Apparel Group *	27,600	2,904
Goodyear Tire & Rubber	95,749	2,560
Grand Canyon Education *	39,553	1,814
H&R Block	66,255	2,263
Hanesbrands	20,900	2,666
Harley-Davidson	18,947	1,205
Hasbro (A)	26,529	1,653
Helen of Troy *	24,010	1,840
Hibbett Sports *	57,972	2,835
HSN	28,400	1,919
Hyatt Hotels, Cl A *	6,250	378
Imax *(A)	177,602	6,211
International Game Technology	40,000	714
Interpublic Group	137,807	3,073
Jack in the Box	81,401	7,871
Jarden *	51,100	2,712
K12 *	77,200	1,307
La Quinta Holdings *	108,931	2,419
Lands’ End *(A)	37,862	1,388
La-Z-Boy, Cl Z	82,398	2,056
Lear	48,900	5,326
LGI Homes *(A)	35,900	508
Libbey	59,800	2,274
LKQ *	93,732	2,303

Description	Shares	Market Value ($ Thousands)

Lumber Liquidators Holdings *	14,522	$753
MDC Partners, Cl A	102,500	2,667
Men’s Wearhouse	19,535	981
Monro Muffler (A)	41,121	2,601
National CineMedia	406,464	6,195
Newell Rubbermaid	49,000	1,925
Oxford Industries	9,549	526
Penn National Gaming *	158,273	2,578
PetSmart	7,910	656
Pier 1 Imports	28,497	344
Pool	52,994	3,666
Red Robin Gourmet Burgers *	35,828	2,991
Remy International *	13,029	298
Rent-A-Center, Cl A	29,900	825
Restaurant Brands International (A)	56,425	2,496
Restoration Hardware Holdings *	17,206	1,516
Ryland Group	85,348	3,883
Sally Beauty Holdings *	262,224	8,790
Scientific Games, Cl A *(A)	52,347	707
Select Comfort *	96,355	3,093
ServiceMaster Global Holdings *	114,738	3,969
Shoe Carnival	27,500	675
Shutterfly *	52,507	2,521
Signet Jewelers	13,500	1,618
Skechers U.S.A., Cl A *	28,856	1,966
Sportsman’s Warehouse Holdings *(A)	196,475	1,446
Stage Stores	43,100	923
Standard Pacific *	203,350	1,777
Starwood Hotels & Resorts Worldwide	3,850	309
Starz *	58,400	1,941
Steven Madden *	101,829	3,718
TAL Education Group ADR *(A)	57,266	1,759
Tempur Sealy International *	36,820	2,118
Texas Roadhouse, Cl A	31,230	1,176
Tile Shop Holdings *(A)	147,574	1,629
TRI Pointe Homes *	21,000	333
TRW Automotive Holdings *	30,700	3,200
Tuesday Morning *	131,660	2,499
Tumi Holdings *(A)	125,385	2,933
Ulta Salon Cosmetics & Fragrance *	15,300	2,154
Vail Resorts	30,018	2,636
Vera Bradley *(A)	26,035	520
Vista Outdoor *	22,200	969
Vitamin Shoppe *	17,200	729
Wayfair, Cl A *(A)	8,901	208
Wendy’s	204,800	2,271
Whirlpool	10,000	2,120
Wolverine World Wide	220,353	6,734
Wyndham Worldwide	44,494	4,070
Zoe’s Kitchen *(A)	69,488	2,384

		281,860

Consumer Staples — 2.3%
Boston Beer, Cl A *(A)	2,620	701
Casey’s General Stores	63,285	5,553
Chefs’ Warehouse *(A)	71,949	1,458
Coca-Cola Enterprises	35,242	1,628
Darling Ingredients *	193,765	3,375
Fresh Del Monte Produce (A)	35,600	1,253
Freshpet *(A)	97,101	1,789
Hain Celestial Group *	37,644	2,354
Ingredion	12,451	1,024
JM Smucker	20,129	2,322

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Kroger	27,902	$1,985
Landec *	135,200	1,887
Molson Coors Brewing, Cl B	24,850	1,886
Omega Protein *	90,700	969
Rite Aid *	678,947	5,418
Seaboard *	97	389
Snyder’s-Lance	21,987	678
Spectrum Brands Holdings	26,300	2,464
Sprouts Farmers Market *	61,978	2,282
SUPERVALU *	121,900	1,204
Sysco	23,752	926
TreeHouse Foods *	12,982	1,085
Universal (A)	15,200	728
Weis Markets	17,700	835

		44,193

Energy — 3.1%
Aegean Marine Petroleum Network (A)	28,300	415
Alberta Oilsands *	1,600,500	179
Approach Resources *(A)	319,400	2,469
Atwood Oceanics	15,300	475
Bill Barrett *(A)	201,500	2,023
Bristow Group	23,722	1,469
Carrizo Oil & Gas *	17,727	844
CHC Group *	241,204	593
Cloud Peak Energy *	72,200	599
Core Laboratories (A)	19,417	2,134
DHT Holdings	100,200	691
Diamondback Energy *	11,052	787
Dril-Quip *	45,103	3,277
Energy XXI Bermuda (A)	11,413	54
EQT	19,717	1,574
Green Plains Renewable Energy	41,200	958
Helix Energy Solutions Group *	87,483	1,351
Helmerich & Payne	22,300	1,496
Key Energy Services *	62,448	128
Laredo Petroleum *(A)	84,272	1,005
Matador Resources *(A)	37,228	806
Matrix Service *	110,023	2,046
McDermott International *(A)	40,337	101
Nabors Industries	67,900	870
Navigator Holdings *	62,000	1,141
Newfield Exploration *	30,162	996
Newpark Resources *	85,200	807
Nuverra Environmental Solutions *(A)	91,200	341
Oasis Petroleum *(A)	66,742	956
Oil States International *	20,977	912
Parker Drilling *	301,100	930
Pioneer Natural Resources	9,357	1,427
Range Resources	7,097	352
Resolute Energy *(A)	78,800	84
Rice Energy *	58,240	1,140
RigNet *	131,553	4,160
Rosetta Resources *	15,406	273
Scorpio Tankers	350,200	3,033
Spectra Energy	30,923	1,098
StealthGas *	156,500	962
Superior Energy Services	72,581	1,624
Synergy Resources *(A)	242,246	2,895
Tesoro	38,300	3,518
TETRA Technologies *	116,000	693
US Silica Holdings (A)	67,009	2,172
Whiting Petroleum *	48,225	1,631

Description	Shares	Market Value ($ Thousands)

World Fuel Services	25,550	$1,399

		58,888

Financials — 21.4%
1st Source	800	25
Alexandria Real Estate Equities ‡	34,135	3,274
Allied World Assurance Holdings	45,000	1,820
Allstate	22,601	1,596
American Campus Communities ‡	51,496	2,125
American Capital Mortgage Investment ‡	37,200	686
American Financial Group	113,072	7,123
Ameriprise Financial	13,075	1,747
AmTrust Financial Services	55,770	3,006
Apartment Investment & Management, Cl A ‡	20,790	783
Arch Capital Group *	78,577	4,649
Ares Capital (A)	60,300	1,043
Arthur J Gallagher	37,500	1,762
Ashford *	1,270	175
Ashford Hospitality Trust ‡	110,520	1,177
Aspen Insurance Holdings	34,400	1,577
Associated Banc	73,700	1,374
Assured Guaranty	120,732	3,202
AvalonBay Communities ‡	7,563	1,273
Banco Latinoamericano de Comercio Exterior, Cl E	65,100	2,047
Bancorpsouth (A)	120,296	2,693
Bank of the Ozarks	168,411	6,164
BankUnited	35,601	1,154
Banner	52,677	2,300
BioMed Realty Trust ‡	46,550	1,035
Blackstone Mortgage Trust, Cl A ‡	47,026	1,359
Boston Private Financial Holdings	37,355	469
Boston Properties ‡	6,400	879
Brandywine Realty Trust ‡	169,650	2,689
Brixmor Property Group ‡	101,204	2,571
Calamos Asset Management, Cl A	41,900	535
Cardinal Financial	26,268	514
CareTrust ‡	2,418	31
CatchMark Timber Trust, Cl A ‡	113,400	1,375
CBL & Associates Properties ‡	70,700	1,415
Cedar Realty Trust ‡	197,600	1,478
Central Pacific Financial	119,900	2,751
Chatham Lodging Trust ‡	51,300	1,489
Chimera Investment ‡	245,200	787
City National	24,280	2,194
CNA Financial	41,400	1,732
CNO Financial Group	459,793	7,476
Columbia Property Trust ‡	6,750	175
Comerica	83,087	3,804
Community Trust Bancorp	17,255	563
Corporate Office Properties Trust ‡	55,370	1,628
CubeSmart ‡	122,538	2,843
Customers Bancorp *	91,300	2,021
CYS Investments ‡	125,100	1,137
DCT Industrial Trust ‡	9,000	325
DDR ‡	117,088	2,218
DiamondRock Hospitality ‡	141,109	2,043
Dime Community Bancshares	43,800	682

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Douglas Emmett ‡	18,950	$547
Duke Realty ‡	189,099	4,039
DuPont Fabros Technology ‡	99,300	3,109
E*TRADE Financial *	81,550	2,123
Eagle Bancorp *	37,227	1,383
East West Bancorp	55,669	2,224
EastGroup Properties ‡	26,704	1,682
Education Realty Trust ‡	30,668	1,075
Employers Holdings	149,753	3,533
Endurance Specialty Holdings	37,295	2,371
Equity Commonwealth ‡	67,750	1,792
Equity Lifestyle Properties ‡	10,050	541
Equity One ‡	47,965	1,284
Equity Residential ‡	19,050	1,467
Essex Property Trust ‡	2,521	561
Everest Re Group	16,900	2,999
Excel Trust ‡	88,900	1,218
Extra Space Storage ‡	5,300	349
FBR *	94,933	2,302
Federated Investors, Cl B (A)	24,069	793
FelCor Lodging Trust ‡	172,700	1,860
Fidelity & Guaranty Life	105,300	2,178
Fifth Third Bancorp	104,998	2,033
Financial Engines (A)	47,656	1,921
First BanCorp *	511,982	3,374
First Horizon National	119,907	1,713
First Midwest Bancorp	62,645	1,071
First NBC Bank Holding *	17,893	585
First Niagara Financial Group	111,800	991
Flushing Financial	66,600	1,304
FNF Group	152,361	5,595
FNFV Group *	49,000	730
Fulton Financial	93,546	1,132
General Growth Properties ‡	24,370	707
Geo Group ‡	67,100	2,895
Gramercy Property Trust ‡	286,900	2,023
Hancock Holding	87,097	2,549
Hanover Insurance Group	71,024	4,989
Hartford Financial Services Group	53,270	2,182
Hatteras Financial ‡	37,500	688
HCP ‡	22,900	970
Health Care ‡	16,538	1,275
Highwoods Properties ‡	35,000	1,596
Home Loan Servicing Solutions (A)	65,800	1,211
Horace Mann Educators	102,245	3,295
Hospitality Properties Trust ‡	96,000	2,958
Host Hotels & Resorts ‡	124,044	2,605
Huntington Bancshares	692,278	7,574
Iberiabank	46,120	2,911
Infinity Property & Casualty	21,928	1,700
International Bancshares	47,046	1,165
Investment Technology Group *	103,728	2,336
Investors Bancorp	463,032	5,316
Janus Capital Group (A)	189,865	3,129
Kemper	60,100	2,212
Kennedy-Wilson Holdings	73,700	1,972
KeyCorp	463,031	6,450
Kilroy Realty ‡	3,800	281
Kimco Realty ‡	23,200	610
Kite Realty Group Trust ‡	20,150	571
LaSalle Hotel Properties ‡	11,650	453
Legg Mason	21,300	1,220
Lexington Realty Trust ‡	473,553	5,129
Liberty Property Trust ‡	13,600	506
Lincoln National	36,900	2,127

Description	Shares	Market Value ($ Thousands)

LPL Financial Holdings (A)	140,307	$6,294
Macerich ‡	10,698	895
Mack-Cali Realty ‡	109,716	2,064
Maiden Holdings	243,400	3,483
MarketAxess Holdings	24,305	1,934
MB Financial	47,227	1,473
Meadowbrook Insurance Group	182,700	1,527
Medical Properties Trust ‡	123,683	1,873
Medley Management, Cl A	14,400	150
Meridian Bancorp *	83,400	1,033
MFA Mortgage Investments ‡	344,061	2,739
MGIC Investment *	247,500	2,260
Mid-America Apartment Communities ‡	4,150	301
Montpelier Re Holdings	75,900	2,735
Mortgage Investment Trust ‡	104,900	1,973
National Penn Bancshares	127,817	1,371
Navient	84,500	1,808
NBT Bancorp	34,300	824
Nelnet, Cl A	74,000	3,450
Northfield Bancorp	120,663	1,746
NorthStar Asset Management Group	66,261	1,608
NorthStar Realty Finance ‡	239,676	4,607
OFG Bancorp (A)	282,645	4,932
Omega Healthcare Investors ‡(A)	84,600	3,389
Opus Bank	47,880	1,395
PacWest Bancorp	89,124	4,085
PartnerRe	22,800	2,611
Pebblebrook Hotel Trust ‡	65,363	3,175
Pennsylvania ‡	44,700	1,018
Popular *	195,475	6,746
Post Properties ‡	3,150	179
PrivateBancorp, Cl A	7,330	255
Prologis ‡	39,348	1,681
Prospect Capital (A)	166,100	1,433
Public Storage ‡	7,228	1,425
RAIT Financial Trust ‡	255,591	1,884
Regency Centers ‡	6,850	450
Regions Financial	213,300	2,050
Reinsurance Group of America, Cl A	30,887	2,758
Republic Bancorp, Cl A	34,400	823
Retail Opportunity Investments ‡	18,250	306
RLJ Lodging Trust ‡	15,350	488
Rouse Properties ‡(A)	93,300	1,612
Ryman Hospitality Properties ‡(A)	54,812	3,294
Select Income ‡	51,300	1,267
Senior Housing Properties Trust ‡	27,600	617
Signature Bank NY *	19,546	2,411
Simon Property Group ‡	16,679	3,175
SL Green Realty ‡(A)	4,725	600
South State	46,674	3,152
StanCorp Financial Group	36,700	2,428
Starwood Property Trust ‡(A)	95,700	2,335
State Bank Financial	119,300	2,434
Sterling Bancorp	143,838	1,973
Stifel Financial *	42,865	2,348
Sunstone Hotel Investors ‡	185,604	3,239
SunTrust Banks	46,036	1,887
SVB Financial Group *	22,062	2,711
Synovus Financial	138,774	3,884
Taubman Centers ‡	2,800	203
TCF Financial	208,513	3,272

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

THL Credit	46,800	$566
Two Harbors Investment ‡	70,000	731
UDR ‡	22,750	727
United Community Banks	91,500	1,740
Unum Group	139,323	4,676
Validus Holdings	70,662	2,942
Ventas ‡	13,900	1,035
Vornado Realty Trust ‡	8,250	908
Waddell & Reed Financial, Cl A	43,629	2,158
Washington Federal	78,300	1,654
WesBanco	38,100	1,247
Western Alliance Bancorp *	170,181	4,831
Willis Group Holdings	28,980	1,383
Winthrop Realty Trust ‡	65,900	1,061
WisdomTree Investments (A)	256,406	4,792
World Acceptance *(A)	34,041	2,795
WSFS Financial	10,900	847
Yadkin Financial *	42,700	822
Zions Bancorporation	293,453	7,845

		409,310

Health Care — 14.0%
ABIOMED *(A)	35,000	2,128
Acadia Healthcare *(A)	163,152	10,316
Accuray *	402,100	3,611
Achillion Pharmaceuticals *(A)	75,970	922
Aerie Pharmaceuticals *	57,266	1,610
Agios Pharmaceuticals *(A)	8,306	891
Akorn *	248,289	13,360
Alder Biopharmaceuticals *	28,179	758
Alere *	118,871	5,405
Align Technology *	57,023	3,270
Alkermes *	38,800	2,726
Alnylam Pharmaceuticals *	11,589	1,177
AmerisourceBergen	12,895	1,325
Amsurg, Cl A *	84,189	5,060
AngioDynamics *	90,249	1,679
Aratana Therapeutics *	57,056	1,099
athenahealth *(A)	7,885	1,002
BioDelivery Sciences International *(A)	98,867	1,483
BioMarin Pharmaceutical *	15,900	1,703
Brookdale Senior Living, Cl A *	62,700	2,352
Bruker *	115,183	2,192
C.R. Bard	11,625	1,966
Cardiovascular Systems *	52,674	1,986
Catamaran *	36,575	1,827
Centene *	84,214	5,176
Charles River Laboratories International *	104,135	7,984
Chimerix *	27,128	1,098
Clovis Oncology *(A)	17,090	1,307
Cooper	26,535	4,351
Dentsply International	17,204	912
DexCom *	88,739	5,390
Endo International *	27,500	2,354
Endologix *	259,391	4,090
Ensign Group	7,000	308
Envision Healthcare Holdings *	64,025	2,345
Exact Sciences *(A)	76,687	1,723
ExamWorks Group *	109,676	4,431
GW Pharmaceuticals ADR *	12,737	1,031
Health Net *	114,061	6,541
HealthSouth	164,814	7,163
HeartWare International *	28,265	2,409
Hill-Rom Holdings	74,101	3,551
Hologic *	63,775	2,065

Description	Shares	Market Value ($ Thousands)

Horizon Pharma *	108,100	$2,219
Humana	6,400	1,052
ICON *	27,918	1,927
Incyte *	29,100	2,498
Inovalon Holdings, Cl A *	8,289	257
Insmed *	123,692	2,293
Insulet *	51,146	1,623
Invacare	5,600	106
Isis Pharmaceuticals *(A)	78,776	5,401
Jazz Pharmaceuticals *	24,480	4,164
Juno Therapeutics *(A)	24,398	1,145
K2M Group Holdings *	64,358	1,319
Karyopharm Therapeutics *(A)	20,174	550
Kite Pharma *	19,561	1,280
KYTHERA Biopharmaceuticals *(A)	20,457	850
Laboratory Corp of America Holdings *	17,250	2,122
Lannett *(A)	19,092	1,191
LDR Holding *	139,223	5,442
Mallinckrodt *	17,025	1,987
Medidata Solutions *	23,731	1,142
Medivation *	22,100	2,597
Natus Medical *	19,400	694
Neovasc *	70,279	696
Neurocrine Biosciences *	28,522	1,114
Nevro *	20,027	838
NewLink Genetics *	18,108	780
Novadaq Technologies *(A)	68,120	1,127
Ophthotech *(A)	44,605	2,397
Oramed Pharmaceuticals *(A)	39,586	179
Orexigen Therapeutics *(A)	231,723	1,307
Otonomy *	28,188	1,045
Pacira Pharmaceuticals *(A)	34,955	4,012
PAREXEL International *	14,040	905
Patterson	33,014	1,653
PDL BioPharma (A)	117,800	822
PerkinElmer	35,442	1,666
Pharmacyclics *	7,100	1,533
PharMerica *	41,600	1,040
Premier, Cl A *	93,205	3,417
Prestige Brands Holdings *	149,288	5,754
Puma Biotechnology *(A)	11,164	2,378
Quest Diagnostics	27,945	1,960
Quidel *(A)	38,832	997
Receptos *	11,398	1,444
Relypsa *	104,645	4,060
Revance Therapeutics *(A)	79,260	1,272
Sage Therapeutics *(A)	56,391	2,450
Salix Pharmaceuticals *	17,300	2,720
Sangamo BioSciences *	61,309	1,031
SciClone Pharmaceuticals *	139,921	1,079
Select Medical Holdings	143,000	1,939
Sirona Dental Systems *	23,740	2,156
Spectranetics *(A)	192,420	6,506
STERIS	30,110	1,943
Surgical Care Affiliates *	40,380	1,312
Symmetry Surgical *	17,650	131
Synageva BioPharma *(A)	22,487	2,220
Team Health Holdings *	62,112	3,681
Teleflex	9,427	1,147
TESARO *(A)	31,509	1,680
Tetraphase Pharmaceuticals *	26,560	1,048
Trinity Biotech ADR	101,800	1,808
Ultragenyx Pharmaceutical *	15,002	814
United Therapeutics *	15,100	2,341
Universal Health Services, Cl B	42,528	4,821

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

VCA Antech *	84,999	$4,529
WellCare Health Plans *	35,563	3,229
Xencor *	15,655	244

		267,161

Industrials — 15.9%
AAR	47,800	1,405
Actuant, Cl A	133,839	3,405
Acuity Brands	19,700	3,122
Advisory Board *	76,811	4,157
Aegion, Cl A *	51,700	935
AGCO (A)	53,500	2,661
Air Transport Services Group *	99,000	890
Aircastle	67,002	1,546
Allison Transmission Holdings, Cl A	67,058	2,134
Altra Industrial Motion	29,408	803
AMERCO *	6,700	2,190
Avis Budget Group *	72,129	4,372
Beacon Roofing Supply *(A)	42,607	1,279
Brink’s	62,700	1,764
Carlisle	56,950	5,301
Celadon Group	55,300	1,452
Cintas	20,752	1,732
Clean Harbors *(A)	180,460	10,050
Corporate Executive Board	96,182	7,523
Crane	20,400	1,363
Curtiss-Wright	26,134	1,897
Deluxe	113,990	7,586
Dover	23,023	1,659
Dycom Industries *	86,567	3,839
EMCOR Group	128,161	5,643
EnPro Industries	18,283	1,202
Equifax	29,600	2,764
Esterline Technologies *	27,672	3,261
Expeditors International of Washington	49,106	2,372
Fluor	21,830	1,266
Forward Air	23,302	1,247
FreightCar America	71,700	2,244
FTI Consulting *	42,700	1,574
G&K Services, Cl A	15,749	1,134
GenCorp *	111,477	2,151
Generac Holdings *(A)	56,450	2,782
Genesee & Wyoming, Cl A *	55,619	5,734
Global Power Equipment Group	122,600	1,631
GrafTech International *(A)	339,200	1,323
Great Lakes Dredge & Dock *	514,300	3,137
H&E Equipment Services	152,780	3,740
Hawaiian Holdings *	50,150	928
Heartland Express	84,782	2,134
HEICO, Cl A	130,067	5,936
Hexcel	106,447	5,065
Hub Group, Cl A *	30,406	1,227
Huntington Ingalls Industries	42,410	5,994
ICF International *	17,000	712
IDEX	37,481	2,896
ITT	36,125	1,484
JetBlue Airways *(A)	379,587	6,525
Joy Global (A)	29,491	1,307
Kadant	40,546	1,794
KAR Auction Services	106,700	3,891
KBR	66,200	1,079
Kennametal	75,156	2,630
Kirby *	65,090	5,017
Knight Transportation	93,185	3,081
Korn/Ferry International *	36,967	1,131

Description	Shares	Market Value ($ Thousands)

Lincoln Electric Holdings	41,303	$2,852
Lindsay Manufacturing (A)	24,305	2,129
Lydall *	26,600	848
Manitowoc (A)	159,323	3,526
Masonite International *	36,925	2,265
MasTec *	162,016	3,576
Matthews International, Cl A	68,319	3,304
Meritor *	97,200	1,389
Middleby *	30,880	3,292
Mobile Mini	49,772	2,065
MSC Industrial Direct, Cl A	54,007	3,942
MYR Group *	32,700	904
Navistar International *(A)	69,472	2,022
NN	34,900	967
Old Dominion Freight Line *	45,624	3,564
Orbital ATK	11,100	736
Orion Marine Group *	126,924	1,295
Oshkosh Truck	51,500	2,513
Owens Corning	53,514	2,123
Parker Hannifin	11,997	1,472
Pentair	9,737	647
Pitney Bowes	103,400	2,396
Polypore International *	42,171	2,500
Primoris Services	193,480	3,995
Proto Labs *(A)	31,448	2,235
Rand Logistics *	89,500	297
RBC Bearings	29,705	1,843
Regal-Beloit	40,756	3,177
Ritchie Bros Auctioneers (A)	88,006	2,216
Roadrunner Transportation Systems *	111,228	2,855
RR Donnelley & Sons	43,256	825
Rush Enterprises, Cl A *	71,560	1,998
Ryder System	24,400	2,293
Saia *	21,031	968
Scorpio Bulkers *	87,300	223
Sensata Technologies Holding *	82,613	4,440
Spirit Aerosystems Holdings, Cl A *	54,550	2,684
Steelcase, Cl A	155,321	2,908
Swift Transporation, Cl A *	111,204	3,145
TAL International Group (A)	32,800	1,369
Team *	24,172	928
Teledyne Technologies *	9,468	955
Tennant	44,797	2,928
Terex	21,859	599
Tetra Tech	47,371	1,205
Textainer Group Holdings (A)	19,900	642
Timken	13,800	586
Titan Machinery *(A)	79,000	1,139
TriMas *	65,960	1,976
TriNet Group *	70,195	2,551
Trinity Industries	83,000	2,790
Triumph Group	52,685	3,150
TrueBlue *	87,317	2,009
Tutor Perini *	154,200	3,588
United Rentals *	24,605	2,290
US Ecology	37,959	1,853
USG *(A)	91,738	2,586
Valmont Industries (A)	19,813	2,470
WageWorks *	40,400	2,321
Watts Water Technologies, Cl A (A)	18,806	1,034
WESCO International *	44,175	3,067
Woodward Governor	58,098	2,821
XPO Logistics *(A)	69,360	3,062

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Xylem	30,184	$1,078

		304,527

Information Technology — 17.4%
Actua *	115,840	1,941
Amdocs	38,800	2,037
Arrow Electronics *	42,069	2,607
Aspen Technology *	146,037	5,638
Atmel	189,299	1,579
Avnet	34,300	1,571
Belden	41,828	3,713
Benchmark Electronics *	68,300	1,602
Black Box	42,000	924
Blackbaud	62,276	2,827
BroadSoft *	52,915	1,665
Brocade Communications Systems	228,700	2,834
Cadence Design Systems *	568,249	10,430
Callidus Software *	176,247	2,519
Cavium *	106,718	7,309
CDW	84,221	3,169
ChannelAdvisor *(A)	117,898	1,166
Check Point Software Technologies *(A)	30,775	2,569
Ciber *	353,000	1,384
Ciena *(A)	108,239	2,264
Cimpress *(A)	48,634	4,061
Citrix Systems *	30,976	1,972
Coherent *	15,624	1,004
Computer Sciences	33,500	2,376
Computer Task Group	60,100	459
comScore *	51,650	2,665
Constant Contact *	68,100	2,815
Convergys (A)	138,838	3,103
Cornerstone OnDemand *	70,301	2,247
CoStar Group *	20,830	4,149
Cray *	22,850	682
Dealertrack Technologies *	154,874	6,159
Demandware *(A)	79,992	5,055
Diebold	78,990	2,820
Digi International *	153,300	1,622
Diodes *	28,800	821
Dot Hill Systems *	235,300	955
Endurance International Group Holdings *(A)	125,530	2,337
Envestnet *	116,634	6,284
Equinix	8,618	1,932
Euronet Worldwide *	106,996	6,045
Exar *	189,700	2,034
ExlService Holdings *	37,150	1,296
Extreme Networks *	214,500	761
Fair Isaac	2,729	232
Fairchild Semiconductor International, Cl A *	218,102	3,804
FEI	13,654	1,079
Fidelity National Information Services	36,467	2,465
Finisar *	38,000	798
FleetMatics Group *(A)	28,600	1,178
Fortinet *	97,114	3,264
Freescale Semiconductor *(A)	80,224	2,897
Gartner *	46,221	3,841
Guidewire Software *(A)	95,016	5,289
Harris	36,900	2,866
Heartland Payment Systems	21,184	1,039
HomeAway *	55,468	1,719
IAC	25,864	1,744

Description	Shares	Market Value ($ Thousands)

iGATE *	26,665	$1,141
Infinera *(A)	98,475	1,679
Infoblox *	263,976	6,137
Insight Enterprises *	51,600	1,357
Integrated Device Technology *	78,912	1,629
Interactive Intelligence Group *	30,890	1,311
Intersil, Cl A	253,128	3,946
Ixia *	89,341	1,017
j2 Global	38,550	2,592
Juniper Networks	57,083	1,365
Kofax *	180,500	1,231
Lam Research	28,538	2,353
Lexmark International, Cl A	49,300	2,103
Littelfuse	27,318	2,741
LogMeIn *	26,725	1,408
Marvell Technology Group	114,600	1,847
MAXIMUS	62,070	3,676
Mellanox Technologies *	71,505	3,407
Microchip Technology (A)	44,187	2,265
MKS Instruments	38,069	1,346
Monolithic Power Systems	49,139	2,591
NETGEAR *	60,500	1,951
NICE Systems ADR	21,125	1,233
Nimble Storage *(A)	67,126	1,696
ON Semiconductor *	197,753	2,521
Pandora Media *	79,068	1,170
Plantronics	31,400	1,584
Plexus *	63,051	2,538
PRGX Global *	128,100	642
Proofpoint *	76,532	4,335
PTC *	119,388	4,137
Qlik Technologies *	115,099	3,734
Qorvo *	24,509	1,701
Rackspace Hosting *	35,075	1,742
RealPage *	52,545	1,063
Ruckus Wireless *	269,875	3,417
Seagate Technology	36,400	2,225
Semtech *	18,891	547
ServiceNow *	22,110	1,686
Shutterstock *(A)	31,332	1,772
Silicon Laboratories *	33,888	1,716
SolarWinds *	201,878	10,241
Solera Holdings	181,461	10,115
Spansion, Cl A *	76,871	2,774
SPS Commerce *	86,166	5,920
SS&C Technologies Holdings	134,564	8,165
Stratasys *(A)	35,339	2,193
SunEdison *(A)	70,600	1,563
Super Micro Computer *	53,134	2,135
Synaptics *	30,240	2,599
SYNNEX	27,752	2,116
Synopsys *	53,418	2,479
Tableau Software, Cl A *	29,769	2,799
Take-Two Interactive Software *	55,340	1,466
Tech Data *	74,389	4,426
Tessera Technologies	53,700	2,151
Trimble Navigation *	115,240	3,012
Tyler Technologies *	18,100	2,161
Ultimate Software Group *	21,518	3,543
Ultratech *	22,300	402
Unisys *	91,064	2,062
VeriFone Holdings *	54,410	1,915
Verint Systems *	62,300	3,792
Western Digital	20,300	2,172
WEX *	31,256	3,344
Xcerra *	100,900	916

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Zebra Technologies, Cl A *	42,935	$3,909

		332,539

Materials — 3.9%
Air Products & Chemicals	11,195	1,748
Albemarle	19,284	1,091
Allegheny Technologies	116,656	3,927
Ashland	18,471	2,357
Avery Dennison	41,374	2,216
Bemis	29,075	1,419
Berry Plastics Group *	172,116	5,905
Cabot	108,449	4,893
Carpenter Technology	13,100	555
Crown Holdings *	36,325	1,925
Cytec Industries	16,226	852
Domtar	36,200	1,636
Eastman Chemical	9,900	737
FMC	30,701	1,947
Glatfelter	39,200	960
Graphic Packaging Holding	306,417	4,624
H.B. Fuller	49,095	2,195
Huntsman	111,600	2,507
Innophos Holdings	20,421	1,146
Kaiser Aluminum	21,512	1,625
Louisiana-Pacific *(A)	87,441	1,472
Neenah Paper	21,400	1,293
NovaGold Resources *(A)	222,200	827
Olin	45,500	1,276
Packaging Corp of America	18,450	1,529
PolyOne	191,571	7,613
Rock Tenn, Cl A	27,600	1,895
RTI International Metals *	27,927	778
Schweitzer-Mauduit International	12,200	571
Scotts Miracle-Gro, Cl A	39,025	2,557
Sealed Air	34,600	1,631
Sensient Technologies	20,005	1,272
Silgan Holdings	44,894	2,577
Steel Dynamics	44,300	807
Stillwater Mining *	104,428	1,514
UFP Technologies *	47,600	1,102
Valspar	27,653	2,396

		75,375

Telecommunication Services — 0.6%
Cogent Communications Holdings	43,217	1,587
Inteliquent	76,800	1,133
Iridium Communications *(A)	204,300	1,957
Level 3 Communications *	36,000	1,939
RingCentral, Cl A *(A)	151,866	2,395
SBA Communications, Cl A *	12,300	1,534
Spok Holdings	76,117	1,415

		11,960

Utilities — 2.9%
AGL Resources	33,426	1,642
ALLETE	72,942	4,000
Ameren	72,900	3,091
Atmos Energy	37,641	1,996
Avista	65,600	2,237
Cadiz *(A)	107,400	1,235
Chesapeake Utilities	21,500	1,015
Edison International	26,329	1,692
Empire District Electric	25,200	639
Great Plains Energy	166,202	4,423
IDACORP	17,183	1,076
NorthWestern	13,799	748

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

NRG Energy	111,540	$2,675
Piedmont Natural Gas	26,800	1,000
Pinnacle West Capital	84,315	5,403
PNM Resources	80,838	2,308
Portland General Electric (A)	251,496	9,378
SCANA	71,444	4,069
UGI	82,568	2,806
UIL Holdings	37,900	1,916
Xcel Energy	61,434	2,167

		55,516

Total Common Stock (Cost $1,429,838) ($ Thousands)		1,841,329

EXCHANGE TRADED FUNDS — 0.9%
iShares Russell 2000 Fund(A)	25,862	3,169
iShares Russell 2000 Growth Fund(A)	50,277	7,499
iShares Russell 2000 Value Fund(A)	66,200	6,744

Total Exchange Traded Funds (Cost $15,915) ($ Thousands)		17,412

	Number Of Rights

RIGHTS ‡‡ — 0.0%

United States — 0.0%
CHC Group*	258,244	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 12.4%
SEI Liquidity Fund, L.P.
0.090% ** † (B)	237,056,818	237,057

Total Affiliated Partnership (Cost $237,057) ($ Thousands)		237,057

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	52,407,690	52,408

Total Cash Equivalent (Cost $52,408) ($ Thousands)		52,408

U.S. TREASURY OBLIGATION (C) (D) — 0.4%
U.S. Treasury Bills
0.042%, 05/28/2015	$8,100	8,099

Total U.S. Treasury Obligation (Cost $8,099) ($ Thousands)		8,099

Total Investments — 112.7% (Cost $1,743,317) ($ Thousands) ††		$2,156,305

A list of the open futures contracts held by the Fund at February 28, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index EMINI	12	Mar-2015	$81
S&P Mid 400 Index EMINI	10	Mar-2015	78

			$159

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

February 28, 2015

For the period ended February 28, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,914,012 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2015.

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable.

†	Investment in Affiliated Security.

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $1,743,317 ($ Thousands), and the unrealized appreciation and depreciation were $447,751 ($ Thousands) and $(34,763) ($ Thousands), respectively.

(A)	This security or a partial position of this security is on loan at February 28, 2015. The total market value of securities on loan at February 28, 2015 was $229,708 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2015 was $237,057 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

L.P. — Limited Partnership

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,841,329	$—	$—	$1,841,329
Exchange Traded Funds	17,412	—	—	17,412
Rights	—	—	—	—
Affiliated Partnership	—	237,057	—	237,057
Cash Equivalent	52,408	—	—	52,408
U.S. Treasury Obligation	—	8,099	—	8,099

Total Investments in Securities	$1,911,149	$245,156	$—	$2,156,305

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts * Unrealized Appreciation	$159	$—	$—	$159

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.3%

Consumer Discretionary — 10.2%
Aaron’s	51,325	$1,530
American Eagle Outfitters	309,900	4,639
Aramark	239,471	7,579
AutoZone *	6,747	4,336
Bed Bath & Beyond *	92,100	6,876
BJ’s Restaurants *	1,931	101
Bloomin’ Brands	3,638	94
Brinker International	16,300	969
Buckle	14,401	725
Burlington Stores *	92,191	5,123
Canadian Tire, Cl A	38,800	4,093
Carter’s	37,900	3,364
Cheesecake Factory	102,139	4,854
Chico’s FAS	240,400	4,383
Citi Trends *	4,588	122
Coach	79,700	3,471
Cogeco Cable	13,400	799
Columbia Sportswear	6,544	366
Cooper-Standard Holding *	7,595	412
Core-Mark Holdings	11,598	816
Cracker Barrel Old Country Store	30,422	4,595
Deckers Outdoor *	26,400	1,960
DIRECTV *	98,000	8,683
Dollar General *	77,256	5,610
Dollar Tree *	56,489	4,501
Domino’s Pizza	41,800	4,244
Flexsteel Industries	6,646	198
Foot Locker	64,400	3,617
GoPro, Cl A *	12,835	539
Jack in the Box	36,100	3,490
Kohl’s	231,299	17,070
Lululemon Athletica *	75,300	5,153
Morningstar	3,108	232
Nathan’s Famous *	8,145	666
Nutrisystem	7,799	134
NVR *	1,463	1,949
Outerwall	4,451	287
Panera Bread, Cl A *	21,295	3,438
Reading International, Cl A *	12,185	158
Regal Entertainment Group, Cl A	19,324	457
Staples	272,521	4,569
Target	137,821	10,589
Thomson Reuters	82,963	3,258
Vail Resorts	24,900	2,186
Vista Outdoor *	64,600	2,820

		145,055

Consumer Staples — 17.9%
Altria Group	295,314	16,623
Archer-Daniels-Midland	47,000	2,250
Bunge	202,309	16,545
Cal-Maine Foods	133,650	5,029
Casey’s General Stores	52,000	4,563
Church & Dwight	46,702	3,976
Clorox	134,040	14,562
Coca-Cola Bottling	9,329	974
Colgate-Palmolive	51,800	3,669
ConAgra Foods	174,500	6,104
Constellation Brands, Cl A *	13,398	1,537
Costco Wholesale	97,879	14,384

Description	Shares	Market Value ($ Thousands)

Coty, Cl A	45,819	$1,035
CVS Caremark	87,904	9,131
Dr. Pepper Snapple Group	159,172	12,541
Fresh Del Monte Produce	15,783	556
General Mills	153,496	8,257
Hershey	59,739	6,200
Hormel Foods	75,866	4,439
Ingredion	29,900	2,458
J&J Snack Foods	2,317	234
John B Sanfilippo & Son	9,057	336
Kellogg	109,830	7,082
Kimberly-Clark	71,194	7,807
Kroger	288,944	20,558
Lancaster Colony	4,568	417
Lorillard	59,900	4,099
Mead Johnson Nutrition, Cl A	38,100	3,991
Metro, Cl A	239,700	6,665
Orchids Paper Products	7,653	216
PepsiCo	127,082	12,579
Philip Morris International	49,700	4,123
Procter & Gamble	102,353	8,713
Sanderson Farms	6,273	535
SUPERVALU *	99,500	983
TreeHouse Foods *	8,809	736
Tyson Foods, Cl A	327,069	13,511
Universal	43,100	2,065
Vector Group	11,332	261
Wal-Mart Stores	267,110	22,419
Weis Markets	37,000	1,745

		253,908

Energy — 1.9%
Chevron	73,200	7,809
ConocoPhillips	110,000	7,172
Exxon Mobil	131,500	11,643

		26,624

Financials — 21.2%
Allied World Assurance Holdings	201,520	8,152
Allstate	148,456	10,481
American Capital Agency ‡	79,200	1,698
American Capital Mortgage Investment ‡	46,798	863
American Financial Group	100,720	6,345
American Homes 4 Rent, Cl A ‡	10,200	170
American Tower, Cl A ‡	37,600	3,728
AmTrust Financial Services	4,660	251
Annaly Capital Management ‡	837,105	8,890
Anworth Mortgage Asset ‡	82,490	431
Apartment Investment & Management, Cl A ‡	115,900	4,367
Apollo Commercial Real Estate Finance ‡	44,077	753
Apollo Residential Mortgage ‡	20,349	323
Arch Capital Group *	68,883	4,075
Arrow Financial	4,214	113
Aspen Insurance Holdings	96,800	4,438
Assurant	57,300	3,511
AvalonBay Communities ‡	23,900	4,023
Axis Capital Holdings	223,775	11,598
BOK Financial	41,123	2,426
Canadian Imperial Bank of Commerce	40,100	3,072
Capital Bank Financial, Cl A *	4,916	131

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Capitol Federal Financial	19,316	$240
Capstead Mortgage ‡	31,338	375
CBL & Associates Properties ‡	240,800	4,821
CBOE Holdings	77,100	4,628
CBRE Group, Cl A *	83,700	2,868
Charter Financial	32,315	374
Chatham Lodging Trust ‡	2,593	75
Chimera Investment ‡	419,761	1,347
Chubb	68,000	6,831
Corporate Office Properties Trust ‡	21,000	617
CU Bancorp *	11,887	245
Customers Bancorp *	16,486	365
CYS Investments ‡	94,190	856
DiamondRock Hospitality ‡	36,700	531
Digital Realty Trust ‡	53,700	3,565
Dynex Capital ‡	34,045	284
Endurance Specialty Holdings	71,845	4,567
Equity Lifestyle Properties ‡	84,800	4,568
Essent Group *	17,480	406
Everest Re Group	128,513	22,802
First NBC Bank Holding *	2,968	97
Gaming and Leisure Properties ‡	112,032	3,792
Genworth MI Canada	22,800	580
Government Properties Income Trust ‡	56,000	1,310
Greenlight Capital Re, Cl A *	8,838	289
Hanover Insurance Group	30,500	2,142
Hatteras Financial ‡	5,333	98
HCC Insurance Holdings	88,000	4,918
HCP ‡	104,600	4,431
Health Care ‡	57,300	4,418
Highwoods Properties ‡	104,800	4,780
Home Loan Servicing Solutions	9,960	183
Hospitality Properties Trust ‡	127,000	3,913
Investors Bancorp	16,132	185
Jones Lang LaSalle	29,100	4,692
Ladder Capital, Cl A *‡	12,359	227
LendingTree *	7,546	400
MarketAxess Holdings	22,400	1,783
Medical Properties Trust ‡	224,100	3,393
MFA Mortgage Investments, Cl REIT ‡	569,431	4,533
MidWestOne Financial Group	4,003	115
Montpelier Re Holdings	13,827	498
Mortgage Investment Trust ‡	8,689	164
National Bank Holdings, Cl A	14,446	269
National Bank of Canada	74,000	2,851
New Residential Investments ‡	6,084	92
Omega Healthcare Investors ‡	55,800	2,235
OneBeacon Insurance Group, Cl A	25,779	387
PartnerRe	168,591	19,304
PennyMac Financial Services, Cl A *	33,264	581
PennyMac Mortgage Investment Trust ‡	137,200	2,942
Peoples Financial Services	3,680	153
Platinum Underwriters Holdings	6,331	483
Post Properties ‡	93,842	5,337
PRA Group *	42,700	2,139
Radian Group	23,720	375
Reinsurance Group of America, Cl A	44,500	3,974

Description	Shares	Market Value ($ Thousands)

RenaissanceRe Holdings	152,000	$15,585
RLJ Lodging Trust ‡	79,100	2,516
Select Income ‡	10,654	263
Senior Housing Properties Trust ‡	93,200	2,083
Silver Bay Realty Trust ‡	37,363	604
Simon Property Group ‡	9,000	1,713
State Bank Financial	42,612	869
Stonegate Bank	3,454	101
Sunstone Hotel Investors ‡	178,900	3,122
Travelers	159,499	17,137
Two Harbors Investment ‡	536,201	5,598
UDR ‡	31,800	1,016
Validus Holdings	273,087	11,371
Ventas ‡	64,900	4,833
Waterstone Financial	8,424	108
Wells Fargo	106,200	5,819
White Mountains Insurance Group	298	199
Wintrust Financial	2,308	109

		301,313

Health Care — 15.6%
Abbott Laboratories	26,923	1,275
Aetna	71,200	7,088
AmerisourceBergen	148,982	15,309
Amgen	20,800	3,281
Analogic	1,946	169
Anthem	94,000	13,766
AstraZeneca ADR	26,200	1,805
Atrion	582	189
Baxter International	145,600	10,068
Becton Dickinson	12,033	1,765
Bio-Path Holdings *	40,867	76
Bio-Reference Labs *	14,639	512
C.R. Bard	16,800	2,842
Cardinal Health	81,372	7,160
Chemed	7,646	891
DaVita *	9,700	724
Edwards Lifesciences *	6,300	838
Eli Lilly	111,953	7,856
Express Scripts Holding *	132,919	11,270
Haemonetics *	2,483	110
HCA Holdings *	25,100	1,796
Henry Schein *	19,523	2,734
Hill-Rom Holdings	65,500	3,139
Hologic *	148,700	4,815
Humana	45,639	7,502
ICON *	56,500	3,899
ICU Medical *	7,602	676
Idexx Laboratories *	40,557	6,361
Insys Therapeutics *	5,944	357
Integra LifeSciences Holdings *	1,708	102
Intuitive Surgical *	1,401	701
Johnson & Johnson	119,322	12,232
Laboratory Corp of America Holdings *	58,359	7,180
McKesson	36,342	8,311
Medtronic	47,400	3,678
Merck	180,144	10,546
MiMedx Group *	11,023	114
Myriad Genetics *	61,200	2,085
Omnicare	89,816	6,892
Ophthotech *	8,515	457
Owens & Minor	20,006	713

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

PAREXEL International *	8,886	$573
Patterson	86,600	4,337
PDL BioPharma	156,300	1,091
Pfizer	445,700	15,296
Quest Diagnostics	213,740	14,992
Sagent Pharmaceuticals *	7,989	217
Sirona Dental Systems *	2,754	250
STERIS	7,196	464
Team Health Holdings *	60,200	3,568
UnitedHealth Group	47,100	5,352
Zimmer Holdings	20,200	2,432
Zoetis, Cl A	34,766	1,602

		221,458

Industrials — 2.7%
Boeing	29,400	4,435
Civeo	33,266	131
Deere	78,300	7,094
Echo Global Logistics *	13,661	397
FedEx	15,000	2,654
Healthcare Services Group	3,106	104
L-3 Communications Holdings, Cl 3	22,300	2,886
Landstar System	3,508	246
Lockheed Martin	18,123	3,626
Masonite International *	9,887	607
Northrop Grumman	47,700	7,904
Orbital ATK	32,300	2,141
Raytheon	56,100	6,102
Rollins	6,091	205
Sparton *	9,678	222

		38,754

Information Technology — 9.1%
Accenture, Cl A	47,982	4,320
Amdocs	407,689	21,404
Apple	49,283	6,331
Arista Networks *	1,879	130
Barracuda Networks *	2,598	99
Blackhawk Network Holdings, Cl A *	17,495	648
Blucora *	22,015	326
Booz Allen Hamilton Holding, Cl A	84,807	2,524
Broadridge Financial Solutions	8,777	467
Cadence Design Systems *	45,918	843
Cisco Systems	238,000	7,023
Citrix Systems *	22,445	1,429
Computer Sciences	79,673	5,650
CSG Systems International	69,600	2,082
DST Systems	18,229	1,938
FactSet Research Systems	49,690	7,729
Forrester Research	2,561	96
GTT Communications *	25,706	399
Harris	60,600	4,708
Hewlett-Packard	49,835	1,736
Ingram Micro, Cl A *	5,028	124
Intel	253,300	8,422
International Business Machines	125,084	20,256
Intuit	8,738	853
Kofax *	24,904	170
Lexmark International, Cl A	13,900	593
Manhattan Associates *	2,752	137
Microsoft	60,100	2,636
NeuStar, Cl A *	3,279	87

Description	Shares	Market Value ($ Thousands)

Oracle	116,000	$5,083
Qualcomm	66,863	4,848
Reis	7,805	189
Science Applications International	32,700	1,788
Synopsys *	89,700	4,163
TrueCar *	4,395	88
VeriSign *	50,910	3,259
Western Union	306,560	5,984

		128,562

Materials — 1.4%
Ball	57,700	4,138
Bemis	99,000	4,831
Berry Plastics Group *	19,289	662
Clearwater Paper *	6,086	371
Compass Minerals International	31,033	2,814
Kaiser Aluminum	5,452	412
Kronos Worldwide	7,727	95
Royal Gold	55,814	4,024
Scotts Miracle-Gro, Cl A	38,523	2,523

		19,870

Telecommunication Services — 5.3%
AT&T	582,217	20,121
BCE	156,100	6,839
Boingo Wireless *	12,602	92
CenturyLink	169,881	6,432
Hawaiian Telcom Holdco *	18,418	479
NTT DOCOMO ADR	91,700	1,635
Rogers Communications, Cl B	131,400	4,651
SK Telecom ADR	207,600	6,035
TELUS	103,763	3,690
TELUS Toronto Stock Exchange	67,200	2,392
Verizon Communications	419,937	20,766
Windstream Holdings	224,754	1,773

		74,905

Utilities — 10.1%
ALLETE	6,416	352
Ameren	112,600	4,775
American Electric Power	177,300	10,209
American Water Works	75,368	4,076
Artesian Resources, Cl A	5,850	127
Avista	10,772	367
Cleco	7,113	387
CMS Energy	91,900	3,228
Consolidated Edison	188,463	11,900
DTE Energy	112,042	9,191
Edison International	324,765	20,866
Empire District Electric	10,471	266
Entergy	275,063	21,870
Exelon	235,800	7,998
FirstEnergy	60,600	2,120
IDACORP	13,584	851
Northwest Natural Gas	9,993	472
NorthWestern	7,434	403
PG&E	130,100	6,990
Piedmont Natural Gas	4,042	151
Pinnacle West Capital	48,800	3,127
PNM Resources	5,013	143
Portland General Electric	252,422	9,413
PPL	90,200	3,076
Public Service Enterprise Group	188,500	7,928

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

February 28, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

SCANA	82,800	$4,716
Southern	159,243	7,292
Unitil	25,407	863
Vectren	7,789	348
WGL Holdings	1,765	94

		143,599

Total Common Stock (Cost $1,085,230) ($ Thousands)		1,354,048

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	46,704,596	46,705

Total Cash Equivalent (Cost $46,705) ($ Thousands)		46,705

U.S. TREASURY OBLIGATION (A)(B) — 0.2%
U.S. Treasury Bills
0.017%, 05/28/2015	$3,250	3,250

Total U.S. Treasury Obligation (Cost $3,250) ($ Thousands)		3,250

Total Investments — 98.8% (Cost $1,135,185) ($ Thousands) ††		$1,404,003

A list of the open futures contracts held by the Fund at February 28, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	430	Mar-2015	$1,604

For the period ended February 28, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,420,557 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $1,135,185 ($ Thousands), and the unrealized appreciation and depreciation were $280,361 ($ Thousands) and $(11,543) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,354,048	$—	$—	$1,354,048
Cash Equivalent	46,705	—	—	46,705
U.S. Treasury Obligation	—	3,250	—	3,250

Total Investments in Securities	$1,400,753	$3,250	$—	$1,404,003

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,604	$—	$—	$1,604

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.3%

Argentina — 0.3%
MercadoLibre	143,300	$18,768
Ternium ADR	42,272	748

		19,516

Australia — 3.1%
Amcor	1,866,934	19,962
ASX	25,654	886
Australia & New Zealand Banking Group	54,301	1,502
Australia & New Zealand Banking Group ADR	1,029,500	28,414
AWE *	899,587	873
Beach Energy	9,640,760	7,999
Bendigo & Adelaide Bank	265,905	2,669
BGP Holdings *	239,898	—
BHP Billiton ADR (A)	348,041	18,279
Boral	1,061,059	5,100
Brambles	1,407,527	12,230
Caltex Australia	800,853	23,094
Cochlear (A)	180,590	12,781
CSR	1,527,541	5,153
Downer	685,040	2,370
DuluxGroup	720,287	3,485
Echo Entertainment Group	414,057	1,420
Harvey Norman Holdings	954,737	3,303
Incitec Pivot	593,630	1,891
Insurance Australia Group	1,399,060	6,680
Macquarie Group	25,078	1,430
Magellan Financial Group	195,311	3,038
National Australia Bank	14,525	431
Newcrest Mining	2,059,027	23,192
Nine Entertainment Holdings	683,266	1,096
Orora	1,532,181	2,722
Platinum Asset Management	254,404	1,679
Qantas Airways *	4,496,099	10,171
Resolute Mining *	1,184,013	306
Sims Group	285,011	2,724
Tabcorp Holdings	636,862	2,527
Telstra	861,790	4,297
Transfield Services	212,068	257
Treasury Wine Estates	1,508,271	6,411
Wesfarmers	30,884	1,060
Western Areas	1,117,664	3,701
Westpac Banking	49,258	1,465

		224,598

Austria — 1.0%
Conwert Immobilien Invest (A)	986,714	13,547
Erste Group Bank	665,835	17,491
Schoeller-Bleckmann Oilfield Equipment	275,491	18,648
Voestalpine	529,997	20,765

		70,451

Belgium — 0.5%
Anheuser-Busch InBev	88,900	11,338
bpost	109,048	3,075
Delhaize Group	258,777	23,273
Nyrstar	180,826	672

		38,358

Brazil — 1.8%
Banco Bradesco ADR	3,191,404	42,063

Description	Shares	Market Value ($ Thousands)

Banco do Brasil	2,533,325	$21,015
BRF - Brasil Foods	39,100	881
CETIP - Mercados Organizados	337,600	4,062
Cia Energetica de Minas Gerais ADR (A)	475,753	2,188
Cia Paranaense de Energia ADR (A)	1,318,000	15,816
Embraer ADR	313,856	10,982
Light	588,000	2,871
Qualicorp *	2,081,100	18,923
Telefonica Brasil ADR (A)	124,383	2,306
Tim Participacoes	744,200	3,102
Tim Participacoes ADR	46,612	983

		125,192

Canada — 4.9%
Advantage Oil & Gas *	354,600	1,843
Bank of Montreal	257,600	15,980
Bankers Petroleum *	561,600	1,358
Birchcliff Energy *	157,100	868
Bonavista Energy (A)	102,700	589
Canadian Imperial Bank of Commerce	233,300	17,875
Canadian National Railway	150,300	10,394
Canfor *	85,900	1,974
CCL Industries, Cl B	8,200	908
Celestica *	222,200	2,614
Centerra Gold	51,000	250
CGI Group, Cl A *	51,600	2,162
Concordia Healthcare	12,900	655
Constellation Software	14,080	4,747
Dominion Diamond *	43,700	745
Empire, Cl A	37,000	2,736
Enerplus	409,742	4,132
Fairfax Financial Holdings	42,675	22,420
Genworth MI Canada	57,500	1,462
Gibson Energy	301,500	6,396
Industrial Alliance Insurance & Financial Services (A)	13,500	459
Interfor *	48,800	820
Jean Coutu Group, Cl A	164,900	3,566
Laurentian Bank of Canada	37,300	1,464
Linamar	152,300	9,554
Magna International, Cl A	408,200	44,445
Manulife Financial	1,728,500	30,093
Maple Leaf Foods	223,270	4,059
Methanex	271,800	14,759
Mullen Group (A)	78,700	1,290
National Bank of Canada	221,600	8,538
Open Text	293,200	17,070
Progressive Waste Solutions	147,311	4,120
Quebecor, Cl B	233,300	6,009
Ritchie Bros Auctioneers (A)	262,950	6,621
Rogers Communications, Cl B	308,572	10,920
Royal Bank of Canada	109,500	6,868
Shaw Communications, Cl B	304,293	7,067
Suncor Energy	153,600	4,617
Toronto-Dominion Bank	657,300	28,823
Valeant Pharmaceuticals International *	184,862	36,460
Western Energy Services (A)	254,300	1,291

		349,021

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Chile — 0.1%
Enersis ADR	230,029	$3,784

China — 4.8%
Agricultural Bank of China	15,292,000	7,591
Alibaba Group Holding ADR *(A)	106,922	9,101
Anhui Conch Cement	14,413,000	48,970
ANTA Sports Products	2,142,000	4,309
Baidu ADR *	94,300	19,214
Bank of China	14,987,000	8,619
Bitauto Holdings ADR *	104,824	6,651
China Construction Bank	40,279,800	33,500
China Oilfield Services	12,487,400	18,967
China Petroleum & Chemical	34,791,970	29,160
China Railway Group	316,000	257
China Shipping Container Lines *	28,617,000	8,893
Great Wall Motor	5,917,547	37,693
Industrial & Commercial Bank of China	22,246,000	16,235
Mindray Medical International ADR (A)	680,582	19,233
Ping An Insurance Group of China	79,000	879
Tencent Holdings	2,313,405	40,538
Vipshop Holdings ADR *(A)	100,700	2,462
Want Want China Holdings	7,414,000	8,173
Weichai Power	5,683,600	23,085

		343,530

Colombia — 0.2%
Bancolombia ADR, Cl R (A)	312,160	12,830

Czech Republic — 0.2%
Komercni Banka	64,585	13,978

Denmark — 1.3%
Carlsberg, Cl B	309,684	26,556
DSV	452,254	14,642
Genmab *	37,660	2,791
Novo Nordisk, Cl B	252,913	12,153
Novozymes, Cl B (A)	272,270	13,239
Pandora	187,049	17,108
Vestas Wind Systems *	113,600	4,800

		91,289

Finland — 1.4%
Huhtamaki	21,960	650
Kone, Cl B (A)	411,713	19,017
Neste Oil	172,435	4,505
Nokia	4,642,917	37,418
Orion, Cl B (A)	282,256	9,210
Sampo, Cl A	351,516	17,782
Stora Enso, Cl R	900,891	8,670
UPM-Kymmene	182,469	3,432

		100,684

France — 2.8%
Edenred	323,129	8,836
Essilor International	166,019	19,450
Etablissements Maurel et Prom	53,797	464
Lafarge	205,728	15,308
L’Oreal	206,352	37,554
Natixis	207,350	1,505
Sanofi-Aventis	291,428	28,667
Societe Generale	394,542	18,284
Sodexo (A)	189,090	19,101

Description	Shares	Market Value ($ Thousands)

Technicolor	382,308	$2,364
Technip	171,020	11,168
Teleperformance	133,107	10,306
Thales	57,065	3,291
Total	130,090	7,038
Valeo	136,912	20,655

		203,991

Germany — 5.6%
Aareal Bank	37,925	1,706
Allianz	50,230	8,429
BASF	174,957	16,808
Bertrandt	4,252	622
Brenntag	182,801	10,713
Continental	77,803	18,614
Deutsche Boerse	509,131	41,631
Deutsche Euroshop	128,105	6,556
Deutsche Lufthansa	915,224	13,448
Deutsche Post	132,300	4,516
Deutz	84,126	383
Dialog Semiconductor *	94,081	4,173
DMG MORI SEIKI	22,515	745
Duerr	100,082	10,732
GEA Group	758,478	37,603
Gerresheimer	110,250	6,365
Hannover Rueck	41,240	3,985
Henkel	355,933	37,532
Hochtief	77,648	6,107
K+S	207,333	6,704
KION Group	10,651	465
Krones	3,980	385
KUKA (A)	66,076	5,150
Merck KGaA	229,272	23,710
MTU Aero Engines	123,626	11,784
Muenchener Rueckversicherungs	62,244	12,951
Norddeutsche Affinerie	17,387	1,051
Nordex *	104,831	2,199
OSRAM Licht (A)	33,147	1,524
Rhoen Klinikum	152,112	4,004
SAP	204,698	14,428
Siemens	260,963	29,218
Software	17,768	494
Stada Arzneimittel	132,973	4,378
Symrise	584,056	37,236
TUI	395,038	7,169
United Internet	120,920	5,435

		398,953

Hong Kong — 3.6%
Belle International Holdings	12,698,000	13,737
BOC Hong Kong Holdings	9,613,500	33,902
Chaoda Modern Agriculture	52,790	2
Cheung Kong Holdings	2,134,000	42,238
China Mobile	7,462,344	101,417
China Unicom	1,430,000	2,408
CLP Holdings	48,500	436
First Pacific	823,589	838
Hang Seng Bank	720,900	13,144
Hong Kong Exchanges and Clearing	1,009,300	23,295
Orient Overseas International	4,488,500	28,359
Swire Pacific, Cl A	38,500	526

		260,302

India — 2.2%
Amtek Auto	272,053	685
Apollo Tyres	467,910	1,362

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Aurobindo Pharma	136,595	$2,283
Britannia Industries	230,170	7,759
HCL Technologies	442,566	14,479
HDFC Bank ADR	540,915	33,542
Hero MotoCorp	116,659	5,045
Hindustan Unilever	312,221	4,482
ICICI Bank ADR	2,870,786	33,444
Maruti Udyog	23,853	1,391
Sintex Industries	241,053	457
State Bank of India	1,485,402	7,208
Tata Chemicals	50,134	373
Tata Motors	1,821,971	16,955
Tata Motors ADR	560,893	27,607
UPL	381,500	2,591
Wockhardt	53,205	1,364

		161,027

Indonesia — 0.8%
AVG Technologies *	142,636	3,219
Bank Negara Indonesia Persero	10,277,700	5,467
Bank Rakyat Indonesia Persero	28,449,800	28,340
Indofood Sukses Makmur	21,187,400	12,130
Telekomunikasi Indonesia Persero	16,080,000	3,652
Telekomunikasi Indonesia Persero ADR	122,352	5,518

		58,326

Ireland — 4.1%
Actavis *	127,096	37,031
CRH	582,365	16,489
Endo International *	437,732	37,470
ICON *	979,994	67,629
James Hardie Industries	1,096,021	12,989
Jazz Pharmaceuticals *	205,037	34,875
Mallinckrodt *	311,121	36,314
Ryanair Holdings ADR	324,771	20,574
Shire ADR	33,154	8,020
Smurfit Kappa Group	696,792	19,566

		290,957

Israel — 1.0%
Bank Hapoalim	792,975	3,576
Israel Chemicals	1,760,083	12,243
Teva Pharmaceutical Industries ADR	922,080	52,577

		68,396

Italy — 0.8%
Brembo	17,559	664
Exor	345,576	15,423
Fiat Chrysler Automobiles *	2,471,136	38,223

		54,310

Japan — 10.6%
Alfresa Holdings	446,800	6,227
All Nippon Airways	235,000	639
Alpine Electronics	97,300	1,746
Alps Electric	132,000	2,970
Asahi Kasei	211,000	2,182
Bic Camera (A)	117,000	1,321
Calsonic Kansei	823,000	4,909
Canon Marketing Japan	28,800	553
Coca-Cola West	165,700	2,498
CyberAgent	14,700	759
Daiichikosho	15,600	492
Daikyo	1,120,000	1,658
Daito Trust Construction	179,400	19,412

Description	Shares	Market Value ($ Thousands)

Daiwa House Industry	867,200	$17,065
Daiwa Securities Group	4,986,520	40,249
DCM Holdings	34,700	255
Denso	882,700	41,482
Dowa Holdings	404,000	3,336
FANUC	65,800	12,629
Fast Retailing	37,600	14,572
Haseko	855,400	7,978
Hazama Ando	392,100	2,303
Hitachi	7,687,300	52,601
Isuzu Motors	2,445,800	35,538
IT Holdings	219,300	3,870
Itochu	331,100	3,712
Japan Airlines	752,200	23,155
Japan Exchange Group	2,185,381	61,607
Kawasaki Kisen Kaisha	3,176,000	9,671
KDDI	114,100	7,912
Komatsu	740,000	15,410
Maeda Road Construction	87,000	1,371
Marubeni	1,207,700	7,425
Medipal Holdings	541,900	6,890
MEIJI Holdings	17,500	2,089
Misawa Homes	98,000	853
Mitsubishi UFJ Financial Group	820,000	5,335
Mitsui ADR	108,000	29,955
Mitsui Trust Holdings	2,884,000	11,954
Mizuho Financial Group	14,777,100	27,256
NEC Networks & System Integration	32,000	636
Nichi-iko Pharmaceutical	25,700	517
Nippo	189,000	2,830
Nippon Flour Mills	78,000	384
Nippon Steel & Sumitomo Metal	7,068,000	18,790
Nissan Tokyo Sales Holdings	142,700	344
Nomura Real Estate Holdings	286,900	5,069
North Pacific Bank	190,300	745
OKUMA	35,000	338
Omron	846,039	37,368
Otsuka Holdings	11,500	345
Pigeon	47,100	3,270
Pioneer *	706,500	1,424
Rakuten	1,201,900	20,027
SBI Holdings	266,300	3,321
Secom	491,600	30,624
Seino Holdings	201,000	2,290
Shimano	100,900	15,193
Shionogi	23,600	694
SKY Perfect JSAT Holdings	425,600	2,577
SMC	61,500	17,118
Sumitomo Dainippon Pharma	84,500	922
Sumitomo Heavy Industries	687,000	4,270
Sumitomo Metal Mining	1,330,000	21,010
Suzuken	100,900	3,186
Toagosei	341,000	1,546
Toho Holdings	114,100	1,949
Tokyo Electric Power	112,700	442
Tosoh	204,000	1,022
Toyota Motor	189,100	12,754
Toyota Tsusho	510,900	14,167
West Japan Railway	39,900	2,275
Yamazaki Baking	38,000	632
Yaskawa Electric	2,767,052	38,655
Zenkoku Hosho	142,300	4,642

		763,215

Malaysia — 0.2%
DiGi.Com	1,677,400	2,956

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Telekom Malaysia	650,500	$1,285
Tenaga Nasional	1,532,700	6,260

		10,501

Mexico — 0.7%
America Movil, Ser L	5,553,644	5,935
America Movil ADR, Ser L	1,900,125	40,625
Gruma, Ser B	59,583	735
Grupo Financiero Inbursa, Cl O	156,559	436

		47,731

Netherlands — 2.3%
Aegon	4,135,417	32,098
AerCap Holdings *	197,120	8,772
Boskalis Westminster	101,221	4,714
Core Laboratories (A)	311,263	34,214
Heineken Holding	286,133	19,953
Koninklijke Vopak	50,980	2,688
NXP Semiconductor *	454,605	38,594
TNT	722,789	3,235
TomTom *	293,007	2,450
Unilever (A)	406,304	17,728
Wolters Kluwer	100,670	3,273

		167,719

Norway — 1.9%
DnB	3,229,321	52,819
DNO *(A)	1,101,173	2,162
Norsk Hydro	3,747,289	21,510
Seadrill	171,582	1,990
Statoil ADR (A)	2,000,632	37,632
Storebrand, Cl A	284,649	1,018
Telenor	682,201	13,751
Yara International	58,199	3,219

		134,101

Panama — 0.1%
Copa Holdings, Cl A (A)	88,640	10,094

Peru — 0.2%
Credicorp	108,315	15,729

Philippines — 0.0%
Cebu Air	143,610	293

Poland — 0.1%
Energa	135,995	827
Orange Polska	239,817	640
PGE	937,997	5,252
Tauron Polska Energia	321,681	426

		7,145

Portugal — 0.0%
Galp Energia, Cl B	236,185	2,783

Qatar — 0.4%
Industries Qatar	701,205	29,783

Russia — 0.6%
Lukoil ADR	503,500	24,430
Magnit GDR	260,046	12,396
Sistema GDR	164,041	1,165

Description	Shares	Market Value ($ Thousands)

Yandex, Cl A *	376,100	$6,187

		44,178

Singapore — 2.0%
Avago Technologies, Cl A	330,208	42,141
DBS Group Holdings	3,283,000	47,238
Golden Agri-Resources	14,967,800	4,457
Singapore Airlines	99,000	874
United Overseas Bank	1,051,210	17,831
United Overseas Bank ADR (A)	870,200	29,508

		142,049

South Africa — 1.5%
AVI	34,612	249
FirstRand	2,678,420	12,297
Massmart Holdings	456,356	6,529
Naspers, Cl N	251,761	36,993
Sanlam	967,640	6,277
Sasol ADR	937,900	34,168
Telkom	1,068,222	7,517

		104,030

South Korea — 3.3%
Hyundai Mobis	116,899	26,574
Kia Motors	221,581	9,186
Korea Electric Power	13,415	546
Korea Electric Power ADR (A)	299,394	6,192
LG.Philips LCD	502,340	15,561
NAVER	19,067	11,483
POSCO	66,128	16,117
Samsung Electronics	61,893	76,524
SK Holdings	60,747	10,295
SK Hynix	1,155,750	49,071
SK Telecom	55,469	14,479

		236,028

Spain — 0.8%
ACS Actividades Construcciones y Servicios	69,486	2,589
Amadeus IT Holding, Cl A	908,889	37,567
Inditex	608,221	19,160

		59,316

Sweden — 1.9%
Atlas Copco, Cl B	875,862	26,053
Betsson	57,270	2,118
BillerudKorsnas	151,637	2,407
Boliden	129,842	2,628
Electrolux, Cl B	162,207	5,295
Getinge, Cl B	1,115,884	30,838
Holmen, Cl B	15,495	538
Husqvarna, Cl B	146,579	1,147
Industrivarden, Cl C	134,196	2,581
JM	192,010	6,814
Meda, Cl A	31,819	515
NCC, Cl B	24,963	875
Securitas, Cl B	158,107	2,250
Svenska Cellulosa ADR	663,100	16,465
Svenska Handelsbanken, Cl A	564,673	28,434
Swedish Orphan Biovitrum *	120,419	1,351
Volvo, Cl B	729,112	8,794

		139,103

Switzerland — 5.5%
Actelion	406,078	48,875
Baloise Holding	29,339	3,837
Cie Financiere Richemont	98,528	8,730

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Credit Suisse Group ADR (A)	643,983	$15,675
Forbo Holding	3,228	3,460
Galenica	5,893	5,141
Geberit	19,280	6,907
Georg Fischer	8,119	5,862
Helvetia Holding	4,201	2,123
Kaba Holding	1,208	659
Lonza Group	129,310	16,027
Nestle	420,771	33,022
Novartis	462,976	47,592
Novartis ADR	374,736	38,373
OC Oerlikon	402,299	5,050
Roche Holding	268,455	73,287
Swiss Life Holding	80,477	19,211
Swiss Re	100,885	9,328
Zurich Insurance Group ADR	1,519,800	48,588

		391,747

Taiwan — 4.0%
Advanced Semiconductor Engineering ADR (A)	5,331,485	37,854
AU Optronics	12,408,000	6,499
AU Optronics ADR (A)	5,199,300	27,192
Foxconn Technology	368,000	944
Fubon Financial Holding	11,754,949	20,881
Hermes Microvision	55,000	2,740
Hon Hai Precision Industry	7,973,056	22,031
Hon Hai Precision Industry GDR	1,665,009	9,158
Innolux, Cl A	15,521,544	7,934
Inotera Memories *	23,436,018	34,462
MediaTek	2,448,499	36,764
Pegatron	3,303,000	9,039
Taishin Financial Holding	2,545,654	1,088
Taiwan PCB Techvest	948,000	1,636
Taiwan Semiconductor Manufacturing ADR	2,551,538	62,589
United Microelectronics	3,643,000	1,846
United Microelectronics ADR (A)	1,211,600	3,041

		285,698

Thailand — 0.1%
Kasikornbank	609,900	4,094
Krung Thai Bank	1,480,650	1,044
Thanachart Capital	1,205,600	1,305

		6,443

Turkey — 1.0%
Akbank	5,678,975	18,516
BIM Birlesik Magazalar	387,765	7,247
Eregli Demir ve Celik Fabrikalari	1,782,965	2,992
KOC Holding ADR	644,150	14,973
Turkiye Garanti Bankasi	4,775,839	17,052
Turkiye Is Bankasi, Cl C	4,409,764	11,029
Turkiye Vakiflar Bankasi Tao, Cl D	684,727	1,432

		73,241

United Kingdom — 15.1%
3i Group	866,790	6,612
Amlin	1,726,325	14,126
Antofagasta	555,051	6,579
APERAM *	63,218	2,248
ARM Holdings	1,400,617	25,087
ARM Holdings ADR	1,180,038	63,096
Ashtead Group	449,560	8,268
ASOS *(A)	114,059	5,704
Associated British Foods	500,853	24,188
AstraZeneca	66,660	4,604

Description	Shares	Market Value ($ Thousands)

BAE Systems ADR (A)	1,149,500	$37,635
Barclays	4,408,131	17,501
Berkeley Group Holdings	215,510	8,716
BG Group	705,890	10,451
BP PLC ADR	298,340	12,363
British American Tobacco	285,470	16,685
Britvic	343,770	4,064
Burberry Group	313,994	9,084
Capita	919,607	16,883
Centrica	5,629,985	21,255
CSR	64,970	870
Debenhams	1,154,621	1,453
Diageo	1,094,356	32,734
DS Smith	309,689	1,757
Experian	859,708	15,917
Halma	349,800	3,852
Hargreaves Lansdown	689,508	12,041
Hays	643,845	1,523
Hikma Pharmaceuticals	10,521	402
Home Retail Group	1,009,815	3,159
HSBC Holdings	6,221,370	55,505
Hunting	64,030	473
Imperial Tobacco Group	754,442	37,228
Inchcape	157,269	1,789
Indivior *	414,380	1,120
Investec	532,913	4,757
ITV	10,807,748	37,630
Man Group	1,503,041	4,451
Marks & Spencer Group ADR (A)	2,181,000	33,827
Mondi	496,466	10,204
Pace	384,275	1,986
Persimmon	1,672,342	45,589
Petrofac	520,463	7,074
Premier Oil	578,008	1,505
Prudential	1,333,825	33,589
QinetiQ	613,518	1,893
Reckitt Benckiser Group	436,427	39,523
Rio Tinto	546,031	26,935
Rio Tinto ADR (A)	1,014,427	50,042
Rolls-Royce Holdings	620,263	9,097
Royal Dutch Shell, Cl A (GBP)	415,919	13,614
Royal Dutch Shell, Cl A	1,244,653	40,849
Royal Dutch Shell ADR, Cl A	627,200	41,000
RPC Group	75,736	687
Shire	1,268,391	103,399
Sky	1,154,042	17,772
St. James’s Place	859,416	12,591
Standard Chartered	712,910	10,918
Subsea 7	1,414,517	14,089
Tullow Oil	1,417,327	8,483
Wolseley	388,778	23,858

		1,080,334

United States — 1.7%
Argan	29,350	952
Axis Capital Holdings	646,200	33,492
Cambrex *	16,387	561
Carnival, Cl A	718,220	31,595
Everest Re Group	222,459	39,471
FBR *	12,135	294
Medifast *	59,336	1,877
PriceSmart	104,013	8,263
Signet Jewelers	22,180	2,659
Taro Pharmaceuticals Industries *	13,591	2,050

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

February 28, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Vectrus *	68,811	$2,189

		123,403

Total Common Stock (Cost $5,934,685) ($ Thousands)		6,764,157

PREFERRED STOCK — 1.1%

Brazil — 0.6%
Banco Bradesco	448,400	5,897
Cia Energetica de Minas Gerais	1,058,754	4,806
Cia Paranaense de Energia	77,300	933
Itau Unibanco Holding	770,150	9,831
Itau Unibanco Holding ADR	713,957	9,124
Telefonica Brasil	568,400	10,518

		41,109

Germany — 0.5%
Volkswagen	136,417	34,504

Total Preferred Stock (Cost $76,088) ($ Thousands)		75,613

AFFILIATED PARTNERSHIP — 3.6%
SEI Liquidity Fund, L.P.
0.090% ** †(B)	260,995,295	260,995

Total Affiliated Partnership (Cost $260,995) ($ Thousands)		260,995

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	160,075,003	160,075

Total Cash Equivalent (Cost $160,075) ($ Thousands)		160,075

U.S. TREASURY OBLIGATION (C)(D) — 0.2%
U.S. Treasury Bills
0.045%, 05/28/2015	$16,344	16,343

Total U.S. Treasury Obligation (Cost $16,342) ($ Thousands)		16,343

Total Investments — 101.4% (Cost $6,448,185) ($ Thousands) ††		$7,277,183

A list of the open futures contracts held by the Fund at February 28, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	1,400	Mar-2015	$6,923
FTSE 100 Index	413	Mar-2015	3,224
Hang Seng Index	50	Mar-2015	31
S&P TSX 60 Index	140	Mar-2015	1,392
SPI 200 Index	121	Mar-2015	1,537
Topix Index	290	Mar-2015	3,072

			$16,179

For the period ended February 28, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $7,174,864 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2015.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at February 28, 2015. The total market value of securities on loan at February 28, 2015 was $249,883 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2015 was $260,995 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $6,448,185 ($ Thousands), and the unrealized appreciation and depreciation were $1,124,913 ($ Thousands) and $(295,915) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

Ser — Series

SPI — Share Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$6,752,876	$11,279	$2	$6,764,157
Preferred Stock	75,613	—	—	75,613
Affiliated Partnership	—	260,995	—	260,995
Cash Equivalent	160,075	—	—	160,075
U.S. Treasury Obligation	—	16,343	—	16,343

Total Investments in Securities	$6,988,564	$288,617	$2	$7,277,183

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$16,179	$—	$—	$16,179

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market in which the investment is principally traded.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.6%

Argentina — 0.4%
MercadoLibre	2,800	$367

Australia — 3.3%
Australia & New Zealand Banking Group	16,376	453
BGP Holdings *	4,500	—
BHP Billiton ADR	6,122	321
Brambles	27,367	238
Caltex Australia	10,344	298
Cochlear	2,729	193
Collins Foods	16,130	34
Commonwealth Bank of Australia	6,914	497
GBST Holdings	4,821	19
Godfreys Group *	5,255	14
Hansen Technologies	12,586	22
Insurance Australia Group	40,750	195
Objective Corporation	5,533	6
Pact Group Holdings *	5,219	18
Telstra	25,100	125
Treasury Wine Estates	29,363	125
Watpac	21,979	12
Woodside Petroleum	7,140	197

		2,767

Austria — 2.0%
Austria Technologie & Systemtechnik	3,347	50
Conwert Immobilien Invest	17,356	238
Erste Group Bank	11,712	308
OMV	8,837	255
Porr Ag	1,177	59
Schoeller-Bleckmann Oilfield Equipment	4,846	328
Strabag	1,435	35
UBM Realitaetenentwicklung	435	17
Voestalpine	10,115	396

		1,686

Belgium — 0.5%
Anheuser-Busch InBev	2,600	332
Jensen-Group	478	11
Sioen Industries	1,719	28
TER Beke	86	7

		378

Brazil — 1.9%
Banco Bradesco ADR	18,900	249
Banco do Brasil	46,100	382
CETIP - Mercados Organizados	9,900	119
Cia Paranaense de Energia ADR	4,551	55
Embraer ADR	5,925	207
Qualicorp *	36,600	333
Telefonica Brasil ADR	13,097	243

		1,588

Canada — 5.2%
Canadian National Railway	4,400	304
Canfor Pulp Products	13,500	173
Cascades	2,300	15
Cervus Equipment	250	4

Description	Shares	Market Value ($ Thousands)

Chorus Aviation, Cl A	5,140	$23
Cipher Pharmaceuticals *	20,500	235
Cogeco	1,700	84
Cogeco Cable	1,000	60
Constellation Software	493	166
Dominion Diamond *	5,600	95
Fairfax Financial Holdings	804	422
High Arctic Energy Services, Cl Common Subscription Receipt	5,829	17
Magellan Aerospace	1,300	14
Magna International, Cl A	4,500	490
North American Energy Partners	908	3
OceanaGold	17,900	34
Reitmans Canada, Cl A	23,900	138
Ridley	300	8
Ritchie Bros Auctioneers	5,171	130
Rogers Communications, Cl B	5,428	192
Royal Bank of Canada	3,200	201
Strad Energy Services	29,908	66
Suncor Energy	7,000	210
Talisman Energy	43,500	339
Toronto-Dominion Bank	10,400	456
Transat AT, Cl A *	1,300	7
Transcontinental, Cl A	10,500	141
Trimac Transportation	1,300	7
Vecima Networks	3,100	25
Wesdome Gold Mines *	20,300	21
WestJet Airlines, Cl A	1,600	38
Yellow Pages *	11,633	153

		4,271

Chile — 0.1%
Enersis ADR	2,614	43

China — 4.1%
Agricultural Bank of China	385,000	191
Alibaba Group Holding ADR *	1,993	170
Anhui Conch Cement	100,500	341
ANTA Sports Products	63,000	127
Baidu ADR *	1,800	367
Bank of China	492,000	283
Bitauto Holdings ADR *	1,828	116
China Oilfield Services	219,800	334
China Shipping Container Lines *	535,000	166
China Telecom, Cl H	8,000	5
Industrial & Commercial Bank of China	391,000	285
Mindray Medical International ADR	11,971	338
Ping An Insurance Group of China	1,000	11
Vipshop Holdings ADR *	2,980	73
Want Want China Holdings	134,000	148
Weichai Power	100,200	407

		3,362

Colombia — 0.3%
Bancolombia ADR, Cl R	5,491	226

Czech Republic — 0.3%
Komercni Banka	1,136	246

Denmark — 1.7%
Danske Bank	4,790	127
DSV	8,421	273

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Genmab *	1,090	$81
Novo Nordisk, Cl B	4,776	230
Novozymes, Cl B	5,224	254
Pandora	3,546	324
Vestas Wind Systems *	3,320	140

		1,429

Finland — 2.3%
Atria, Cl A	10,693	117
Cramo	2,440	39
HKScan, Cl A	6,711	42
Kone, Cl B	6,295	291
Neste Oil	13,023	340
Orion, Cl B	3,838	125
Sampo, Cl A	6,681	338
Stora Enso, Cl R	25,305	244
Tieto	674	18
UPM-Kymmene	9,844	185
Valmet	14,923	197

		1,936

France — 3.5%
Boiron	670	66
Burelle	141	114
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	144	4
Cegedim *	610	23
Cegid Group	1,826	70
Credit Agricole Toulouse	377	35
Credit Industriel et Commercial	40	8
Derichebourg *	31,217	107
Edenred	6,024	165
Essilor International	3,590	421
EuropaCorp *	2,531	13
Groupe Fnac *	1,460	81
Groupe Guillin	173	32
Infotel	178	5
Ipsen	2,948	150
Lafarge	3,977	296
Le Belier	1,285	39
Linedata *	339	10
Natixis	6,100	44
PSB Industries	84	4
Societe Generale	6,940	322
Sodexo	3,326	336
Tessi	178	19
UBISOFT Entertainment *	9,335	172
Valeo	2,080	314
Vetoquinol	765	33

		2,883

Germany — 3.3%
Allianz	1,470	247
BASF	2,796	269
bet-at-home.com	138	10
Brenntag	3,383	198
Constantin Medien *	9,520	14
Continental	1,482	354
Deutsche Boerse	4,981	407
Deutsche Lufthansa	16,667	245
Deutsche Post	3,900	133
FRoSTA	447	14
Hannover Rueck	276	27
K+S	2,108	68
Leifheit	293	16

Description	Shares	Market Value ($ Thousands)

MTU Aero Engines	1,457	$139
Nordex *	250	5
Patrizia Immobilien *	4,803	90
Rhoen Klinikum	3,260	86
SAP	3,968	280
TUI	256	5
Ultrasonic *	1,032	1
United Internet	2,450	110
VERBIO Vereinigte BioEnergie *	8,281	18

		2,736

Hong Kong — 3.0%
1010 Printing Group	86,180	12
Champion Technology Holdings	72,000	1
Cheung Kong Holdings	15,000	297
China Mobile	38,500	523
Chuang’s Consortium International	132,000	17
Cinderella Media Group	62,000	14
CSI Properties	810,000	30
EcoGreen International Group	370,000	101
Hang Seng Bank	13,600	248
Hong Kong Exchanges and Clearing	18,600	429
Hong Kong Ferry Holdings	46,000	54
Keck Seng Investments	8,000	8
Liu Chong Hing Investment	46,000	57
Luen Thai Holdings	52,000	10
Orient Overseas International	79,000	499
Rykadan Capital	590,000	96
Shun Ho Technology Holdings *	38,000	11
Wing On International	12,111	40

		2,447

India — 2.0%
HDFC Bank ADR	8,564	531
ICICI Bank ADR	50,443	588
Tata Motors ADR	10,592	521

		1,640

Indonesia — 0.9%
Asahimas Flat Glass	2,500	2
Astra Graphia	22,100	3
Bank Negara Indonesia Persero	256,100	136
Bank Rakyat Indonesia Persero	312,100	311
Indofood Sukses Makmur	372,700	213
Samudera Indonesia	17,100	14
Telekomunikasi Indonesia Persero	104,000	24

		703

Ireland — 2.3%
CRH	10,279	291
ICON *	14,516	1,002
James Hardie Industries	20,418	242
Ryanair Holdings ADR	6,233	395

		1,930

Israel — 0.2%
El Al Israel Airlines *	202,512	34
Teva Pharmaceutical Industries ADR	2,680	153

		187

Italy — 1.3%
Caltagirone	3,934	10
Danieli & C Officine Meccaniche	145	4
El.En.	704	24

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Exor	4,444	$198
Fiat Chrysler Automobiles *	22,086	342
FNM	94,636	67
Italmobiliare	477	13
La Doria	7,970	116
Saras *	120,182	170
Servizi Italia	1,236	7
UnipolSai	31,766	94

		1,045

Japan — 10.1%
Alps Logistics	600	7
Asahi Broadcasting	8,800	69
AT-Group	4,000	78
Central Security Patrols	400	4
Central Sports	700	13
Computer Engineering & Consulting	8,400	71
Daito Trust Construction	1,500	162
Daiwa Securities Group	31,000	250
Denso	15,500	728
Dowa Holdings	12,000	99
FANUC	1,200	230
Fast Retailing	700	271
Fujitsu	16,000	97
G-7 Holdings, Cl 7	6,400	57
Haruyama Trading	2,700	17
Haseko	26,800	250
Hiroshima Gas	2,000	6
Hitachi	56,000	383
Hokkaido Coca-Cola Bottling	3,000	13
Hokkan Holdings	3,000	7
Hokko Chemical Industry	11,000	38
Hokuriku Gas	13,000	32
Itochu	9,600	108
Japan Airlines	13,500	416
Japan Exchange Group	13,500	381
Kawasumi Laboratories	2,300	16
KDDI	3,300	229
Keiyo Gas	1,000	5
Kitamura	2,500	16
Komatsu	3,700	77
Kyowa Leather Cloth	2,600	17
Marubeni	35,500	218
Marubun	2,400	16
Maruzen - General Commercial Kitchen Appliances & Equipment	4,000	34
Matsui Construction	12,000	73
Mitani	200	5
Mitsubishi UFJ Financial Group	24,100	157
Mitsui Trust Holdings	58,000	240
Nakano	2,100	7
NDS	7,000	18
NIFTY	600	7
Nippon Steel & Sumitomo Metal	124,000	330
Nippon Telegraph & Telephone	6,700	416
Nisshin Fudosan	8,500	33
Nissin Sugar	2,200	47
Pigeon	1,400	97
Rakuten	23,100	385
San-Ai Oil	7,691	56
Secom	8,600	536
Shimano	1,900	286
Shobunsha Publications	4,200	35
SMC	1,200	334

Description	Shares	Market Value ($ Thousands)

Sumitomo Densetsu	300	$3
Sumitomo Metal Mining	6,000	95
Tera Probe	2,400	23
Toyota Motor	8,900	600
Yachiyo Industry	2,000	18
Yonekyu	2,100	32
Zenkoku Hosho	2,400	78

		8,326

Malaysia — 0.2%
Malaysian Pacific Industries	41,200	71
Tenaga Nasional	18,600	76

		147

Mexico — 1.1%
America Movil, Ser L	240,285	257
America Movil ADR, Ser L	3,532	75
Gruma, Ser B	3,651	45
Grupo Financiero Inbursa, Cl O	34,789	97
Grupo Financiero Interacciones, Cl O	10,799	73
Industrias Bachoco *	53,147	225
Industrias Bachoco ADR *	2,630	134

		906

Netherlands — 2.6%
AerCap Holdings *	5,800	258
Core Laboratories	5,475	602
DOCdata	492	11
Heineken Holding	4,328	302
ING Groep *	288	4
KAS Bank	5,223	68
SNS Reaal *	1,762	1
Unilever	19,624	856
Yandex, Cl A *	5,200	86

		2,188

New Zealand — 0.8%
Air New Zealand	8,185	17
Fletcher Building	34,093	223
Meridian Energy	60,697	100
Spark New Zealand	134,845	334
Tourism Holdings	3,995	5

		679

Norway — 1.6%
DnB	45,988	752
Havyard Group	4,208	11
Kvaerner	73,408	75
Norsk Hydro	65,913	379
Seadrill	2,961	34
Spectrum	1,173	5
Yara International	1,450	80

		1,336

Panama — 0.2%
Copa Holdings, Cl A	1,636	186

Peru — 0.2%
Credicorp	1,162	169

Philippines — 0.2%
Cebu Air	2,290	5
San Miguel	44,210	78

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Top Frontier Investment Holdings *	39,410	$95

		178

Poland — 0.3%
PGE	36,075	202
Tauron Polska Energia	35,607	47
Zespol Elektrowni Patnow Adamow Konin	1,150	8

		257

Portugal — 0.1%
Galp Energia, Cl B	4,787	57
Portucel	4,792	21

		78

Russia — 0.3%
Magnit GDR	547	26
Magnit PJSC GDR	4,122	197
Surgutneftegas ADR	3,407	19

		242

Singapore — 1.8%
DBS Group Holdings	42,800	616
Frencken Group	50,000	8
Golden Agri-Resources	8,000	2
GP Batteries International	11,708	8
Hong Leong Finance	4,000	8
Lantrovision Singapore	21,100	9
NatSteel	14,000	17
New Toyo International Holdings	112,000	22
Oversea-Chinese Banking	22,900	176
Popular Holdings	13,000	3
QAF	6,792	5
Sunningdale Tech	97,800	15
United Industrial	100,000	258
United Overseas Bank	22,000	373

		1,520

South Africa — 2.5%
Cashbuild	614	12
FirstRand	124,118	570
Hulamin *	24,184	18
Massmart Holdings	8,683	124
Naspers, Cl N	4,539	667
Sanlam	30,736	199
Standard Bank Group	7,111	93
Steinhoff International Holdings	25,427	147
Telkom	29,987	211

		2,041

South Korea — 3.8%
Hyundai Mobis	2,089	475
Korea Electric Power	1,674	68
LG.Philips LCD	510	16
NAVER	360	217
POSCO	1,163	283
Samsung Electronics	1,162	1,437
SK Hynix	9,239	392
SK Telecom	991	259
YESCO	577	18

		3,165

Spain — 1.3%
ACS Actividades Construcciones y Servicios	1,656	62
Amadeus IT Holding, Cl A	15,987	661

Description	Shares	Market Value ($ Thousands)

Inditex	11,730	$369

		1,092

Sweden — 3.3%
Atlas Copco, Cl B	16,572	493
Betsson	1,685	62
BillerudKorsnas	9,170	146
Biotage	14,737	27
Boliden	7,501	152
Catella *	9,191	16
Electrolux, Cl B	8,965	293
Fastighets Balder, Cl B *	1,442	26
Getinge, Cl B	19,628	542
Lundbergforetagen, Cl B	4,181	202
Svenska Handelsbanken, Cl A	11,384	573
Vitrolife	3,324	66
Volvo, Cl B	12,944	156

		2,754

Switzerland — 4.5%
Actelion	1,640	197
Cie Financiere Richemont	1,807	160
Credit Suisse Group ADR	11,327	276
Geberit	570	204
Highlight Communications	1,487	6
Nestle	8,081	634
Novartis	2,850	293
Novartis ADR	6,591	675
Roche Holding	2,724	744
Siegfried Holding	1,124	190
Swiss Life Holding	31	7
Swiss Re	2,950	273
Tamedia	129	20

		3,679

Taiwan — 3.1%
Advanced Semiconductor Engineering ADR	91,073	647
AU Optronics ADR	14,611	76
Hermes Microvision	1,000	50
Hon Hai Precision Industry	100,097	276
Hon Hai Precision Industry GDR	54,499	300
Pegatron	3,633	10
Taiwan Semiconductor Manufacturing	10,000	48
Taiwan Semiconductor Manufacturing ADR	47,091	1,155

		2,562

Thailand — 0.3%
Kasikornbank	32,100	216
PTT	400	4

		220

Turkey — 1.2%
Akbank	99,890	326
BIM Birlesik Magazalar	7,799	146
Is Yatirim Menkul Degerler	44,696	24
Turkiye Garanti Bankasi	84,005	300
Turkiye Is Bankasi, Cl C	80,913	202

		998

United Kingdom — 14.6%
3i Group	25,250	193
Amlin	33,259	272
Antofagasta	10,613	126

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

ARM Holdings	26,394	$473
ARM Holdings ADR	20,756	1,110
Ashtead Group	13,100	241
ASOS *	2,562	128
Associated British Foods	9,394	454
AstraZeneca	6,447	445
Berkeley Group Holdings	6,290	254
BG Group	13,347	198
BHP Billiton	194	5
BP	21,255	147
BP PLC ADR	5,984	248
British American Tobacco	5,022	294
British Polythene Industries	1,644	18
Britvic	10,025	118
Burberry Group	5,666	164
Capita	17,477	321
Cenkos Securities	9,445	25
CML Microsystems	2,278	14
CSR ADR	1,599	85
Dart Group	7,297	33
Dechra Pharmaceuticals	610	9
Diageo	19,249	576
entu UK	3,698	7
Experian	16,394	303
Gem Diamonds *	2,656	6
Greggs	1,752	24
Halma	10,200	112
Hargreaves Lansdown	12,407	217
Hargreaves Services	1,346	10
HSBC Holdings	61,573	549
Impellam Group	683	6
ISG	6,403	24
Man Group	3,041	9
Mondi	1,927	40
NWF Group *	20,576	48
Pace	7,800	40
Persimmon	9,030	246
Prudential	29,498	743
Rio Tinto	10,091	498
Rio Tinto ADR	8,836	436
RM	1,976	4
Rolls-Royce Holdings	11,606	170
Shire	14,843	1,210
St. Ives	2,512	7
St. James’s Place	16,271	238
Standard Chartered	13,250	203
Subsea 7	24,881	248
Trinity Mirror *	6,418	20
Tullow Oil	28,480	170
Vodafone Group ADR	289	10
Wolseley	8,629	530
Xchanging	15,371	34

		12,113

United States — 1.9%
Asta Funding *	1,961	17
Carnival, Cl A	12,633	556
Everest Re Group	3,913	694
Markit *	687	19
PriceSmart	2,055	163
Signet Jewelers	660	79

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Yandex, Cl A *	1,900	$31

		1,559

Total Common Stock (Cost $73,801) ($ Thousands)		78,265

PREFERRED STOCK — 1.4%

Brazil — 1.3%
Banco Bradesco	31,400	413
Centrais Eletricas Santa Catarina	8,800	43
Itau Unibanco Holding	34,610	442
Itau Unibanco Holding ADR	13,929	178

		1,076

Germany — 0.1%
Einhell Germany	165	5
Hornbach Holding	312	27
Westag & Getalit	305	6

		38

Total Preferred Stock (Cost $1,228) ($ Thousands)		1,114

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	1,294,049	1,294

Total Cash Equivalent (Cost $1,294) ($ Thousands)		1,294

U.S. TREASURY OBLIGATION (A)(B) — 0.5%
U.S. Treasury Bills
0.037%, 05/28/2015	$407	407

Total U.S. Treasury Obligation (Cost $407) ($ Thousands)		407

Total Investments — 98.0% (Cost $76,730) ($ Thousands) ††		$81,080

A list of the open futures contracts held by the Fund at February 28, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	9	Mar-2015	$26
FTSE 100 Index	2	Mar-2015	2
S&P TSX 60 Index	1	Mar-2015	5
Topix Index	2	Mar-2015	19

			$52

For the period ended February 28, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $82,771 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2015.

†	Investment in Affiliated Security.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at time of purchase.

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

February 28, 2015

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $76,730 ($ Thousands), and the unrealized appreciation and depreciation were $8,925 ($ Thousands) and $(4,575) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and Stock Exchange

GDR — Global Depositary Receipt

PLC — Public Limited Company

Ser — Series

S&P — Standard & Poor’s

SPI — Share Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$78,097	$168	$—	$78,265
Preferred Stock	1,114	—	—	1,114
Cash Equivalent	1,294	—	—	1,294
U.S. Treasury Obligation	—	407	—	407

Total Investments in Securities	$80,505	$575	$—	$81,080

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$52	$—	$—	$52

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended February 28, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for change in the classifications between Level 1 and Level 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 40.4%

Agency Mortgage-Backed Obligations — 10.0%
FHLMC
0.400%, 05/27/2016	$3,000	$2,999
FHLMC ARM (A)
3.026%, 03/01/2036	3,229	3,523
2.375%, 06/01/2035	2,973	3,178
1.937%, 10/01/2035	1,502	1,582
FHLMC CMO, Ser 2007-3311, Cl FN
0.472%, 05/15/2037 (A)	1,176	1,175
FHLMC CMO, Ser 2010-3721, Cl FB
0.660%, 09/15/2040 (A)	4,030	4,069
FHLMC CMO, Ser 2011-3891, Cl BF
0.724%, 07/15/2041 (A)	2,789	2,818
FHLMC Multifamily Structured Pass-Through Certificates, Ser K035, Cl A2
3.458%, 08/25/2023 (A)	7,000	7,531
FHLMC Multifamily Structured Pass-Through Certificates, Ser K710, Cl X1, IO
1.777%, 05/25/2019 (A)	31,620	2,020
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF06, Cl A
0.501%, 11/25/2021 (A)	7,998	7,998
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLSF, Cl A
0.501%, 11/25/2021 (A)	10,000	10,000
FHLMC Multifamily Structured Pass-Through Certificates, Ser K708, Cl X1, IO
1.503%, 01/25/2019 (A)	89,467	4,588
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF03, Cl A
0.508%, 01/25/2021 (A)	4,553	4,550
FHLMC REMIC, Ser 2007-3335, Cl BF
0.322%, 07/15/2019 (A)	569	569
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	1,036	1,106
FNMA
6.000%, 09/01/2039 to 04/01/2040	1,736	1,973
4.500%, 10/01/2024	2,821	3,043
3.000%, 05/01/2022	5,350	5,657
FNMA ARM (A)
2.473%, 04/01/2034	1,775	1,897
2.425%, 10/01/2033 to 05/01/2034	963	1,017
2.371%, 10/01/2033	667	717
2.364%, 08/01/2034	1,752	1,872
2.329%, 05/01/2035	1,096	1,169
2.315%, 07/01/2036	2,703	2,886
2.298%, 10/01/2024	387	414
2.277%, 09/01/2034	960	1,022
2.270%, 10/01/2033	571	607
2.265%, 10/01/2033	1,006	1,076

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.249%, 05/01/2035	$1,595	$1,701
2.197%, 04/01/2033	503	535
2.172%, 06/01/2035	1,044	1,108
2.159%, 01/01/2034	1,110	1,181
2.097%, 05/01/2037	3,451	3,661
2.060%, 09/01/2033	1,576	1,649
2.000%, 06/01/2035	703	741
1.990%, 10/01/2035	2,015	2,138
1.963%, 07/01/2034	913	964
1.958%, 07/01/2034	1,933	2,034
1.834%, 02/01/2035	2,586	2,721
1.825%, 03/01/2035	2,739	2,881
FNMA CMO, Ser 2005-92, Cl UF
0.521%, 10/25/2025 (A)	2,225	2,234
FNMA CMO, Ser 2010-87, Cl PF
0.566%, 06/25/2040 (A)	3,284	3,301
FNMA CMO, Ser 2011-63, Cl FG
0.621%, 07/25/2041 (A)	2,549	2,565
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/2026	3,017	3,089
FNMA CMO, Ser 2012-112, Cl BI, IO
3.000%, 09/25/2031	14,945	1,907
FNMA CMO, Ser 2013-96, Cl FW
0.579%, 09/25/2043 (A)	2,790	2,802
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	1,411	247
FNMA TBA
3.500%, 03/01/2041	1,150	1,220
3.000%, 03/15/2030	2,875	3,010
FNMA, Ser 2013-M3, Cl FA
0.392%, 06/25/2018 (A)	8,891	8,889
FNMA, Ser 2014-M8, Cl FA
0.414%, 05/25/2018 (A)	5,935	5,938
GNMA ARM (A)
1.837%, 12/20/2060	3,349	3,507
1.520%, 09/20/2060 to 11/20/2060	3,812	3,896
1.249%, 12/20/2060	3,732	3,806
1.242%, 11/20/2060	3,744	3,807
GNMA CMO, Ser 2002-66, Cl FC
0.572%, 07/16/2031 (A)	1,461	1,467
GNMA CMO, Ser 2011-69, Cl CI, IO
5.000%, 03/20/2036	374	8
GNMA CMO, Ser 2012-70, Cl IO, IO
0.905%, 08/16/2052 (A)	14,993	825
GNMA CMO, Ser 2012-95, Cl IO, IO
1.047%, 02/16/2053 (A)	3,516	246
GNMA, Ser 2011-152, Cl IO, IO
1.210%, 08/16/2051 (A)	15,064	757
GNMA, Ser 2012-89, Cl IO, IO
1.272%, 12/16/2053 (A)	10,933	688
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	2,016	2,052
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.521%, 12/07/2020 (A)	6,391	6,397

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.621%, 10/07/2020 (A)	$7,650	$7,695
0.618%, 10/07/2020 (A)	171	172
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.731%, 12/08/2020 (A)	8,776	8,859
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.728%, 12/08/2020 (A)	505	510
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.621%, 01/08/2020 (A)	5,157	5,185
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.568%, 02/06/2020 (A)	6,058	6,087
NCUA Guaranteed Notes CMO, Ser 2011-R3, Cl 1A
0.572%, 03/11/2020 (A)	6,382	6,405
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.551%, 03/06/2020 (A)	960	962
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.551%, 05/07/2020 (A)	723	723
NCUA Guaranteed Notes, Ser 2010-R2, Cl 2A
0.638%, 11/05/2020 (A)	7,784	7,832

		209,458

Non-Agency Mortgage-Backed Obligations — 30.5%
A10 Securitization LLC, Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	3,886	3,914
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
2.514%, 06/25/2035 (A) (B)	694	637
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 7A2
0.631%, 08/25/2035 (A) (B)	494	491
Alternative Loan Trust, Ser 2005-84, Cl 2A1
2.361%, 02/25/2036 (A) (B)	8,615	7,765
Alternative Loan Trust, Ser 2007-16CB, Cl 1A7
6.000%, 08/25/2037 (B)	2,933	2,778
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl D
2.072%, 06/15/2028 (A) (B)	2,500	2,498
Banc of America Commercial Mortgage, Ser 2006-4, Cl AM
5.675%, 07/10/2046	3,165	3,354
Banc of America Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/2045	3,470	3,621
Banc of America Commercial Mortgage, Ser 2007-3, Cl AJ
5.577%, 06/10/2049 (A)	4,030	4,194
Banc of America Funding Trust, Ser 2006-I, Cl 1A1
2.297%, 12/20/2036 (A) (B)	8,990	8,911
Banc of America Funding, Ser 2004-C, Cl 2A2
2.860%, 12/20/2034 (A) (B)	830	811

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2005-F, Cl 4A1
2.666%, 09/20/2035 (A) (B)	$241	$208
Banc of America Funding, Ser 2006-D, Cl 3A1
2.808%, 05/20/2036 (A) (B)	158	140
Banc of America Funding, Ser 2010-R11A, Cl 4A6
2.351%, 11/26/2036 (A) (B)	1,149	1,149
Banc of America Funding, Ser 2010-R4, Cl 6A1
0.302%, 01/26/2037 (A) (B)	838	828
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A2
5.317%, 09/10/2047	1,927	1,926
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.734%, 06/25/2033 (A) (B)	5,687	5,714
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
2.663%, 02/25/2035 (A) (B)	85	82
Banc of America Mortgage Trust, Ser 2003-F, Cl 2A3
2.623%, 07/25/2033 (A) (B)	3,463	3,471
Banc of America Mortgage Trust, Ser 2003-I, Cl 2A6
2.734%, 10/25/2033 (A) (B)	6,760	6,806
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
2.710%, 12/25/2033 (A) (B)	3,578	3,538
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
2.681%, 02/25/2034 (A) (B)	2,201	2,188
Banc of America Mortgage Trust, Ser 2004-C, Cl 2A1
2.705%, 04/25/2034 (A) (B)	1,821	1,812
Banc of America Mortgage Trust, Ser 2004-L, Cl 1A1
2.684%, 01/25/2035 (A) (B)	1,345	1,331
Banc of America Re-Remic Trust, Ser 2013-DSNY, Cl E
2.767%, 09/15/2026 (A) (B)	1,500	1,504
Bayview Commercial Asset Trust, Ser 2003-2, Cl A
1.041%, 12/25/2033 (A) (B)	2,623	2,529
Bayview Commercial Asset Trust, Ser 2004-1, Cl A
0.531%, 04/25/2034 (A) (B)	5,471	5,215
Bayview Commercial Asset Trust, Ser 2004-2, Cl A
0.601%, 08/25/2034 (A) (B)	3,143	2,992
Bayview Commercial Asset Trust, Ser 2005-1A, Cl A2
0.521%, 04/25/2035 (A) (B)	3,677	3,370
BCAP LLC Trust, Ser 2009-RR2, Cl A1
2.684%, 01/21/2038 (A) (B)	831	835
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
2.380%, 12/25/2033 (A) (B)	3,527	3,587
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
2.480%, 08/25/2034 (A) (B)	4,971	4,996

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
2.686%, 01/25/2034 (A) (B)	$6,178	$6,172
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
2.855%, 04/25/2034 (A) (B)	3,705	3,686
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
2.315%, 04/25/2034 (A) (B)	1,296	1,282
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
2.957%, 07/25/2034 (A) (B)	4,504	4,508
Bear Stearns ARM Trust, Ser 2004-9, Cl 12A1
3.282%, 11/25/2034 (A) (B)	1,869	1,865
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1
3.014%, 11/25/2034 (A) (B)	1,506	1,506
Bear Stearns ARM Trust, Ser 2005-2, Cl A1
2.680%, 03/25/2035 (A) (B)	4,240	4,282
Bear Stearns ARM Trust, Ser 2005-5, Cl A2
2.320%, 08/25/2035 (A) (B)	8,497	8,545
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	432	435
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.140%, 10/12/2042 (A)	567	573
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.435%, 03/11/2039 (A)	620	637
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/2041	458	479
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	499	509
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.468%, 12/25/2036 (A) (B)	45	74
BHMS Mortgage Trust, Ser 2014-ATLS, Cl BFL
2.121%, 07/05/2033 (A) (B)	2,000	1,963
BOCA Hotel Portfolio Trust, Ser 2013-BOCA, Cl C
2.323%, 08/15/2026 (A) (B)	3,600	3,604
Carefree Portfolio Trust, Ser 2014-CARE, Cl B
2.022%, 11/15/2019 (A) (B)	3,000	3,004
CD Mortgage Trust, Ser 2006-CD2, Cl A4
5.304%, 01/15/2046 (A)	619	633
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	832	905
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
2.425%, 12/25/2035 (A) (B)	1,802	1,650

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Mortgage Finance, Ser 2007-A1, Cl 1A3
2.527%, 02/25/2037 (A) (B)	$1,737	$1,712
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
2.430%, 02/25/2037 (A) (B)	1,757	1,758
Chase Mortgage Finance, Ser 2007-A2, Cl 2A3
2.507%, 07/25/2037 (A) (B)	2,441	2,470
CHL Mortgage Pass-Through Trust, Ser 2003-46, Cl 2A1
2.750%, 01/19/2034 (A) (B)	4,099	4,075
CHL Mortgage Pass-Through Trust, Ser 2004-9, Cl A4
5.250%, 06/25/2034 (B)	1,679	1,693
Citicorp Mortgage Securities, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020 (B)	179	187
Citicorp Mortgage Securities, Ser 2007-2, Cl 1A3
6.000%, 02/25/2037 (B)	1,148	1,166
Citigroup Commercial Mortgage Trust, Ser 2007-FL3A, Cl D
0.423%, 04/15/2022 (A) (B)	1,865	1,855
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.150%, 12/10/2049 (A)	693	757
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	60	60
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl D
1.922%, 06/15/2033 (A) (B)	7,000	6,989
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl F
3.322%, 06/15/2033 (A) (B)	500	500
Citigroup Commercial Mortgage Trust, Ser 2014-GC23, Cl A4
3.622%, 07/10/2047	3,390	3,604
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	1,025	1,081
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
2.702%, 04/25/2037 (A) (B)	1,187	1,060
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
2.728%, 11/25/2038 (A) (B)	3,038	3,058
Citigroup Mortgage Loan Trust, Ser 2010-9, Cl 5A1
4.750%, 03/25/2037 (B)	1,499	1,497
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	148	149
COMM Mortgage Trust, Ser 2014-BBG, Cl A
0.972%, 03/15/2029 (A) (B)	4,480	4,468
COMM Mortgage Trust, Ser 2014-KYO, Cl D
2.173%, 06/11/2027 (A) (B)	1,840	1,830
COMM Mortgage Trust, Ser 2014-PAT, Cl C
1.822%, 08/13/2027 (A) (B)	2,000	1,988

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2007-C9, Cl AJFL
0.862%, 12/10/2049 (A) (B)	$6,710	$6,518
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (B)	129	129
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/2045	44	44
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	50	50
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	74	73
Commercial Mortgage Pass-Through Certificates, Ser 2013-FL3, Cl MMHP
3.772%, 10/13/2028 (A) (B)	4,000	4,002
Commercial Mortgage Pass-Through Certificates, Ser 2014-KYO, Cl C
1.823%, 06/11/2027 (A) (B)	2,270	2,266
Commercial Mortgage Pass-Through Certificates, Ser 2014-TWC, Cl D
2.417%, 02/13/2032 (A) (B)	3,000	2,997
Commercial Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	182	182
Commercial Mortgage Trust, Ser 2013-CR10, Cl XA, IO
1.011%, 08/10/2046 (A)	48,655	2,542
Commercial Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.899%, 02/10/2047 (A)	36,977	1,766
Commercial Mortgage Trust, Ser 2014-KYO, Cl E
2.523%, 06/11/2027 (A) (B)	1,260	1,253
Countrywide Alternative Loan Trust, Ser 2003-J1, Cl 3A1
5.000%, 10/25/2018 (B)	816	817
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
2.061%, 07/25/2034 (A) (B)	1,048	1,038
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019 (B)	647	667
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	1,282	1,370
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AMFL
0.403%, 01/15/2049 (A)	7,110	6,804

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Commercial Mortgage Trust, Ser 2017-ICE, Cl D
2.322%, 04/15/2027 (A) (B)	$2,180	$2,161
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 6A1
2.466%, 06/25/2034 (A) (B)	4,778	4,757
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/2037	4,400	4,401
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl AM
5.793%, 06/15/2038 (A)	4,050	4,256
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	578	606
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl AM
5.509%, 09/15/2039	3,000	3,162
Credit Suisse Mortgage Trust, Ser 2014-ICE, Cl XICP, IO
1.686%, 04/15/2027	30,718	860
Credit Suisse Mortgage Trust, Ser 2014-SURF, Cl D
2.422%, 02/15/2029 (A) (B)	1,500	1,494
CS First Boston Mortgage Securities, Ser 2002-AR8, Cl 6A1
2.391%, 09/25/2034 (A) (B)	2,863	2,850
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	284	290
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.399%, 07/10/2044 (A) (B)	39,645	1,820
Del Coronado Trust, Ser 2013-HDC, Cl E
2.822%, 03/15/2026 (A) (B)	3,000	3,000
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2007-OA5, Cl A1A
0.371%, 08/25/2047 (A) (B)	1,925	1,638
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
0.438%, 06/25/2034 (A) (B)	5,121	4,841
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A1A
1.014%, 09/19/2044 (A) (B)	630	592
DSLA Mortgage Loan Trust, Ser 2004-AR1, Cl A2A
0.994%, 09/19/2044 (A) (B)	2,871	2,768
DSLA Mortgage Loan Trust, Ser 2004-AR4, Cl 2A1A
0.534%, 01/19/2045 (A) (B)	1,831	1,610
Extended Stay America Trust, Ser 2013-ESFL, Cl CFL
1.671%, 12/05/2031 (A) (B)	2,400	2,396

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Extended Stay America Trust, Ser 2013-ESFL, Cl DFL
3.311%, 12/05/2031 (A) (B)	$3,560	$3,555
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.720%, 02/25/2048 (A) (B)	3,182	3,183
FDIC Structured Sale Guaranteed Notes, Ser 2010-S2, Cl 1A
0.671%, 11/29/2037 (A) (B)	1,033	1,030
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.021%, 04/25/2024 (A) (B)	686	684
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
2.261%, 05/25/2035 (A) (B)	473	442
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.121%, 05/25/2024 (A) (B)	444	441
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.121%, 05/25/2024 (A) (B)	347	343
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.371%, 07/25/2024 (A) (B)	2,977	2,965
GAHR Commericial Mortgage Trust, Ser 2015-NRF, Cl AFL1
1.450%, 12/15/2016 (A) (B)	3,000	2,999
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.315%, 11/10/2045 (A)	995	1,008
GMAC Mortgage Loan Trust, Ser 2003-AR2, Cl 4A1
3.002%, 12/19/2033 (A) (B)	1,076	1,070
Granite Master Issuer, Ser 2005-1, Cl A4
0.374%, 12/20/2054 (A) (B)	640	636
Granite Master Issuer, Ser 2006-3, Cl A3
0.254%, 12/20/2054 (A) (B)	977	972
Granite Master Issuer, Ser 2006-3, Cl A4
0.254%, 12/20/2054 (A) (B)	936	931
Granite Master Issuer, Ser 2006-3, Cl A7
0.374%, 12/20/2054 (A) (B)	656	653
Granite Master Issuer, Ser 2006-4, Cl A6
0.354%, 12/20/2054 (A) (B)	55	55
Granite Master Issuer, Ser 2007-1, Cl 2A1
0.314%, 12/20/2054 (A) (B)	535	532
Granite Master Issuer, Ser 2007-1, Cl 3A1
0.374%, 12/20/2054 (A) (B)	516	513
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl AM
5.277%, 04/10/2037 (A)	3,581	3,647

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2006-GG6, Cl AM
5.555%, 04/10/2038 (A)	$3,000	$3,099
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	111	113
GS Mortgage Securities II, Ser 2010-C2, Cl XA, IO
0.653%, 12/10/2043 (A) (B)	59,235	497
GS Mortgage Securities II, Ser 2011-GC3, Cl X, IO
0.956%, 03/10/2044 (A) (B)	40,995	1,134
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	41	41
GS Mortgage Securities II, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	105	105
GS Mortgage Securities II, Ser 2013-GC14, Cl A1
1.217%, 08/10/2046	226	227
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.568%, 10/25/2032 (A) (B)	72	71
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
2.814%, 01/25/2035 (A) (B)	515	489
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.682%, 04/25/2035 (A) (B)	982	954
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
2.656%, 09/25/2035 (A) (B)	1,241	1,250
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.662%, 01/25/2036 (A) (B)	2,663	2,463
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
2.560%, 08/19/2034 (A) (B)	4,614	4,698
HarborView Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.309%, 11/19/2034 (A) (B)	146	136
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1A
0.514%, 06/20/2035 (A) (B)	4,150	3,961
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.171%, 11/05/2030 (A) (B)	370	369
Hilton USA Trust, Ser 2013-HLF, Cl BFL
1.672%, 11/05/2030 (A) (B)	2,956	2,956
Hilton USA Trust, Ser 2013-HLF, Cl CFL
2.072%, 11/05/2030 (A) (B)	2,464	2,463
Hilton USA Trust, Ser 2013-HLF, Cl DFL
2.922%, 11/05/2030 (A) (B)	5,051	5,049
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.488%, 07/25/2035 (A) (B)	1,723	1,680
Hyatt Hotel Portfolio Trust, Ser 2015-HYT, Cl E
3.972%, 11/15/2029 (A) (B)	4,780	4,756
Impac CMB Trust, Ser 2004-10, Cl 4M1
1.068%, 03/25/2035 (A) (B)	244	218

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.421%, 04/25/2037 (A) (B)	$1,732	$1,591
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
2.789%, 07/25/2037 (A) (B)	3,486	3,068
IndyMac INDX Mortgage Loan Trust, Ser 2005-AR10, Cl A1
0.431%, 06/25/2035 (A) (B)	2,468	2,221
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR4, Cl A1A
0.456%, 05/25/2046	274	232
JPMorgan Alternative Loan Trust, Ser 2007-A1, Cl 2A1
2.500%, 03/25/2037 (A) (B)	618	491
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (A)	1,022	1,032
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	36	36
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (B)	129	130
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl A1
0.705%, 10/15/2045	18	19
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl XA, IO
2.118%, 10/15/2045 (A)	14,265	1,410
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	20	20
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-BXH, Cl A
1.073%, 04/15/2027 (A) (B)	3,340	3,328
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-INN, Cl D
2.523%, 06/15/2029 (A) (B)	3,000	2,986
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB13, Cl A4
5.247%, 01/12/2043 (A)	2,000	2,031
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
5.876%, 04/15/2045 (A)	320	333
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AM
5.440%, 05/15/2045	5,146	5,432
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl XA, IO
2.017%, 08/05/2032 (A) (B)	14,378	1,100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl XA, IO
1.176%, 02/15/2046 (A) (B)	$35,296	$1,417
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	192	193
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-JWRZ, Cl C
1.673%, 04/15/2030 (A) (B)	3,000	2,998
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-JWRZ, Cl D
3.163%, 04/15/2030 (A) (B)	1,400	1,401
JPMorgan Chase Commercial Mortgage Securities, Ser 2014-FBLU, Cl C
2.172%, 12/15/2028 (A) (B)	4,000	4,002
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034 (B)	721	741
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
2.583%, 06/25/2035 (A) (B)	1,837	1,833
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 2A1
2.533%, 07/25/2035 (A) (B)	369	367
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.431%, 11/25/2033 (A) (B)	951	953
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
2.554%, 07/25/2035 (A) (B)	3,294	3,306
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
2.489%, 07/25/2035 (A) (B)	1,374	1,380
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
2.556%, 07/25/2035 (A) (B)	1,352	1,372
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
2.696%, 06/25/2037 (A) (B)	132	120
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl AM
5.878%, 06/15/2038 (A)	1,420	1,497
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AJ
5.484%, 02/15/2040	2,660	2,766
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.493%, 02/15/2040 (A)	1,727	1,825
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.504%, 07/25/2035 (A) (B)	148	129
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033 (B)	4,437	4,718
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.609%, 10/20/2029 (A) (B)	544	549

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mellon Residential Funding, Ser 2001-TBC1, Cl A1
0.872%, 11/15/2031 (A) (B)	$2,393	$2,345
Merrill Lynch Mortgage Investors Trust, Ser 2003-D, Cl A
0.791%, 08/25/2028 (A) (B)	3,011	2,887
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
0.808%, 01/25/2029 (A) (B)	1,161	1,111
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
2.515%, 07/25/2035 (A) (B)	1,198	992
Merrill Lynch Mortgage Investors, Ser 2004-1, Cl 2A1
2.161%, 12/25/2034 (A) (B)	2,159	2,105
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
2.464%, 02/25/2035 (A) (B)	3,400	3,408
Merrill Lynch Mortgage Trust, Ser 2005-MCP1, Cl AM
4.805%, 06/12/2043 (A)	4,615	4,651
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	539	571
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl AMFL
0.352%, 08/12/2048 (A) (B)	2,690	2,537
Morgan Stanley ABS Capital I, Ser 2005-WMC5, Cl M3
0.903%, 06/25/2035 (A)	85	84
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	4,000	4,084
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	32	32
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/2049 (A)	5,000	5,139
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
2.929%, 11/25/2034 (A) (B)	1,704	1,677
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
0.438%, 09/25/2035 (A) (B)	545	540
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	82	82
MRFC Mortgage Pass-Through Trust, Ser 2002-TBC2, Cl A
1.032%, 08/15/2032 (A) (B)	1,530	1,447
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AP3, Cl A6
4.793%, 10/25/2034 (B)	1,672	1,731
Nomura Resecuritization Trust, Ser 2014-6R, Cl 5A1
2.504%, 04/26/2037 (A) (B)	3,647	3,718
Opteum Mortgage Acceptance Asset -Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.431%, 04/25/2035 (A) (B)	692	693

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
2.420%, 07/25/2038 (A) (B)	$2,096	$2,046
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
2.497%, 08/25/2033 (A) (B)	2,767	2,855
Residential Accredit Loans, Ser 2006-QO10, Cl A1
0.331%, 01/25/2037 (A) (B)	5,972	4,668
Residential Accredit Loans, Ser 2007-QO3, Cl A1
0.331%, 03/25/2047 (A) (B)	1,740	1,452
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
5.417%, 08/25/2022 (A) (B)	1,171	1,063
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 2A1
4.500%, 05/25/2019 (B)	1,322	1,337
Residential Funding Securities LLC, Ser 2003-RM2, Cl AI5
8.500%, 05/25/2033 (B)	203	210
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
0.974%, 10/20/2027 (A) (B)	1,514	1,480
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
1.992%, 02/25/2040 (A) (B)	202	200
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (A) (B)	1,645	1,651
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A) (B)	2,798	2,700
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/2057 (A) (B)	2,500	2,534
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (B)	1,706	1,728
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	2,007	2,005
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	128	128
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A) (B)	4,767	4,759
Springleaf Mortgage Loan Trust, Ser 2013-3A, Cl A
1.870%, 09/25/2057 (A) (B)	7,933	7,912
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
2.531%, 03/25/2034 (A) (B)	3,202	3,149
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A1
2.398%, 03/25/2034 (A) (B)	2,952	2,964
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
0.538%, 07/25/2034 (A) (B)	4,623	4,451

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.464%, 04/25/2035 (A) (B)	$2,715	$2,574
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-17A, Cl 2A1
2.379%, 05/25/2033 (A) (B)	4,401	4,456
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.811%, 09/25/2043 (A) (B)	2,684	2,563
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
0.908%, 09/25/2044 (A) (B)	1,629	1,564
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
2.197%, 04/25/2045 (A) (B)	2,136	2,145
Thornburg Mortgage Securities Trust, Ser 2005-2, Cl A1
2.127%, 07/25/2045 (A) (B)	2,910	2,820
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
1.471%, 03/25/2037 (A) (B)	2,725	2,399
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 1A1
2.153%, 09/25/2037 (A) (B)	2,745	2,688
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.284%, 05/10/2045 (A) (B)	12,582	1,448
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	68	68
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	53	53
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	177	176
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.242%, 10/15/2044 (A)	106	107
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.269%, 12/15/2044 (A)	202	205
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A2
5.935%, 06/15/2045	230	232
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C28, Cl AM
5.603%, 10/15/2048 (A)	3,790	4,021
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl AM
5.591%, 04/15/2047 (A)	3,000	3,208
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C33, Cl AJ

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.942%, 02/15/2051 (A)	$3,040	$3,186
Wachovia Bank Commercial Mortgage Trust, Ser 2007-WHL8, Cl A2
0.313%, 06/15/2020 (A) (B)	2,793	2,771
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.419%, 10/25/2033 (A) (B)	4,130	4,212
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR11, Cl A6
2.423%, 10/25/2033 (A) (B)	937	949
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.299%, 08/25/2033 (A) (B)	2,956	2,968
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
2.546%, 03/25/2034 (A) (B)	5,543	5,556
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
0.591%, 07/25/2044 (A) (B)	5,101	4,891
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
2.426%, 10/25/2034 (A) (B)	2,842	2,828
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A1A
0.888%, 11/25/2034 (A) (B)	2,434	2,310
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR13, Cl A2A
0.526%, 11/25/2034	3,373	3,189
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.394%, 01/25/2035 (A) (B)	6,025	6,062
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
1.514%, 04/25/2044 (A) (B)	3,126	3,070
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
0.571%, 06/25/2044 (A) (B)	3,358	3,096
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034 (B)	1,925	2,034
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019 (B)	298	311
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A1A
0.491%, 01/25/2045 (A) (B)	2,586	2,425
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
0.568%, 01/25/2045 (A) (B)	1,358	1,285

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.491%, 08/25/2045 (A) (B)	$3,378	$3,190
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
1.564%, 10/25/2045 (A) (B)	646	633
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR14, Cl 1A4
2.340%, 12/25/2035 (A) (B)	179	173
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR17, Cl A1A1
0.441%, 12/25/2045 (A) (B)	3,375	3,117
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
0.441%, 12/25/2045 (A) (B)	299	287
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A1A
0.478%, 01/25/2045 (A) (B)	1,315	1,218
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.498%, 01/25/2045 (A) (B)	1,883	1,734
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A23
0.548%, 01/25/2045 (A) (B)	1,548	1,432
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR6, Cl 2A1A
0.398%, 04/25/2045 (A) (B)	3,268	3,039
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
0.461%, 07/25/2045 (A) (B)	3,948	3,688
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
0.491%, 07/25/2045 (A) (B)	1,845	1,763
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 2A1A
1.191%, 01/25/2046 (A) (B)	2,892	2,788
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
1.921%, 04/25/2047 (A) (B)	4,491	3,420
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	68	68
Wells Fargo Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	154	155
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-N, Cl A7
2.594%, 08/25/2034 (A) (B)	4,406	4,405

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 3A2
2.599%, 06/25/2035 (A) (B)	$1,312	$1,337
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-H, Cl A1
2.615%, 09/25/2033 (A) (B)	1,687	1,706
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
2.627%, 05/25/2034 (A) (B)	389	388
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
2.615%, 07/25/2034 (A) (B)	1,750	1,756
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
2.615%, 08/25/2034 (A) (B)	2,101	2,088
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
2.615%, 09/25/2034 (A) (B)	3,572	3,606
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-R, Cl 1A1
2.615%, 09/25/2034 (A) (B)	4,480	4,542
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-S, Cl A1
2.618%, 09/25/2034 (A) (B)	1,055	1,074
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
2.562%, 10/25/2034 (A) (B)	5,770	5,765
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Y, Cl 3A1
2.594%, 11/25/2034 (A) (B)	5,331	5,377
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
2.615%, 12/25/2034 (A) (B)	1,992	2,002
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 1A1
2.611%, 02/25/2035 (A) (B)	5,417	5,441
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 1A1
2.614%, 06/25/2035 (A) (B)	6,041	6,166
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A2
2.614%, 06/25/2035 (A) (B)	4,282	4,351
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A17
2.614%, 06/25/2035 (A) (B)	1,434	1,442
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
2.615%, 06/25/2035 (A) (B)	1,137	1,127

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR12, Cl 2A5
2.621%, 06/25/2035 (A) (B)	$1,434	$1,445
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 2A1
2.602%, 02/25/2034 (A) (B)	1,107	1,121
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 2A1
2.601%, 03/25/2035 (A) (B)	2,140	2,153
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
5.094%, 05/25/2035 (A) (B)	530	526
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 1A1
2.612%, 06/25/2035 (A) (B)	2,185	2,224
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 3A1
2.607%, 06/25/2034 (A) (B)	2,066	2,090
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-4, Cl 2A2
5.500%, 04/25/2036 (B)	564	549
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.494%, 09/25/2036 (A) (B)	977	907
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR2, Cl 2A1
2.641%, 03/25/2036 (A) (B)	788	785
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.082%, 02/15/2044 (A) (B)	30,123	855
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	181	182
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	71	71

		640,081

Total Mortgage-Backed Securities (Cost $847,090) ($ Thousands)		849,539

ASSET-BACKED SECURITIES — 23.4%

Automotive — 4.9%
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	290	290
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	4,000	4,001
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	52	52
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	375	375

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2012-3, Cl A1
0.873%, 06/15/2017 (A)	$289	$289
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	620	621
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.623%, 02/15/2018 (A)	225	225
Ally Master Owner Trust, Ser 2013-2, Cl A
0.623%, 04/15/2018 (A)	400	400
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.643%, 01/15/2019 (A)	875	878
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	8	8
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (B)	148	149
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017 (B)	47	47
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/2018 (B)	118	118
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (B)	439	439
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl B
1.310%, 11/08/2017	415	416
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	47	47
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	308	308
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	152	152
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	1,150	1,168
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.551%, 03/08/2017 (A)	108	108
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A2
0.570%, 07/10/2017	2,748	2,747
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl A2A
0.770%, 04/09/2018	760	759

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.723%, 03/15/2020 (A) (B)	$120	$120
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.473%, 01/15/2021 (A) (B)	1,193	1,191
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	260	260
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/2016	7	7
BMW Vehicle Lease Trust, Ser 2015-1, Cl A2A
0.860%, 02/21/2017	1,000	1,000
BMW Vehicle Owner Trust, Ser 2013-A, Cl A3
0.670%, 11/27/2017	2,000	2,001
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	3,000	2,999
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	2,500	2,502
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A1
0.554%, 03/21/2016 (A)	385	385
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/2016	442	442
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	3,500	3,510
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A1A
0.950%, 07/20/2017	1,000	995
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	150	151
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	6	6
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	38	38
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	55	55
CarMax Auto Owner Trust, Ser 2013-3, Cl A2
0.590%, 08/15/2016	67	67
CFC, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (B)	7	7
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.921%, 11/07/2023 (A) (B)	97	98
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.621%, 05/07/2024 (A) (B)	1,162	1,162
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.591%, 03/07/2026 (A) (B)	1,650	1,650

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chesapeake Funding LLC, Ser 2015-1A, Cl A
0.672%, 02/07/2027 (A) (B)	$945	$945
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/2016 (B)	78	77
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A3
0.910%, 04/16/2018 (B)	1,300	1,303
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	443	444
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	241	240
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (B)	465	466
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (B)	690	690
DT Auto Owner Trust, Ser 2014-1A, Cl A
0.660%, 07/17/2017 (B)	121	121
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (B)	11	11
Enterprise Fleet Financing LLC, Ser 2012-2, Cl A2
0.720%, 04/20/2018 (B)	52	52
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (B)	526	526
Enterprise Fleet Financing LLC, Ser 2013-2, Cl A2
1.060%, 03/20/2019 (B)	466	467
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (B)	1,462	1,461
Fifth Third Auto Trust, Ser 2013-A, Cl A3
0.880%, 10/16/2017	547	548
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	103	104
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	40	40
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (B)	178	178
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/2017 (B)	114	114
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/2018 (B)	344	343
First Investors Auto Owner Trust, Ser 2014-3A, Cl A2
1.060%, 11/15/2018 (B)	1,040	1,039
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/2019 (B)	2,307	2,302
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A4
1.350%, 12/15/2016	1,231	1,234

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2011-A, Cl D
3.210%, 07/15/2017	$950	$955
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	175	177
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	1,000	1,025
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	1,011	1,011
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A4
0.790%, 11/15/2017	1,390	1,391
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	1,280	1,299
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.553%, 01/15/2018 (A)	195	195
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.643%, 09/15/2018 (A)	425	426
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	135	134
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	39	39
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	231	231
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.722%, 12/10/2027 (A) (B)	2,710	2,711
Hertz Fleet Lease Funding, Ser 2014-1, Cl A
0.572%, 04/10/2028 (A) (B)	2,000	2,000
Honda Auto Receivables Owner Trust, Ser 2012-4, Cl A3
0.520%, 08/18/2016	46	46
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A3
0.690%, 09/18/2017	5,000	4,997
Huntington Auto Trust, Ser 2011-1A, Cl A4
1.310%, 11/15/2016 (B)	205	205
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	55	55
Hyundai Auto Lease Securitization Trust, Ser 2013-B, Cl A2
0.750%, 03/15/2016 (B)	165	165
Hyundai Auto Receivables Trust, Ser 2011-A, Cl B
2.450%, 04/15/2016	19	19
Hyundai Auto Receivables Trust, Ser 2011-B, Cl B
2.270%, 02/15/2017	112	112

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	$4	$4
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A4
1.010%, 02/15/2019	8,550	8,550
Hyundai Auto Receivables Trust, Ser 2013-C, Cl A3
1.010%, 02/15/2018	5,000	5,011
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (B)	5,732	5,747
Mercedes Benz Auto Lease Trust, Ser 2015-A, Cl A3
1.100%, 08/15/2017	835	834
Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	660	660
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	1,092	1,092
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A4
0.610%, 12/17/2018	845	845
Motor PLC, Ser 2013-1, Cl A1
0.671%, 02/25/2021 (A) (B)	48	48
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A4
1.000%, 07/16/2018	1,095	1,098
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.643%, 05/15/2017 (A)	3,175	3,176
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (B)	390	390
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (B)	134	134
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/2019 (B)	960	962
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (B)	298	297
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	785	808
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/2017	458	458
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	144	144
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2B
0.553%, 04/17/2017 (A)	52	52
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl A2A
0.660%, 06/15/2017	137	137

12	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (B)	$8	$8
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/2018 (B)	388	388
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	54	54
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A3
0.850%, 08/22/2016	748	749
Volkswagen Auto Loan Enhanced Trust, Ser 2013-2, Cl A2
0.420%, 07/20/2016	298	298
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	405	404
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/2018 (B)	1,356	1,357
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/2017 (B)	516	516
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (B)	485	485
Wheels SPV LLC, Ser 2012-1, Cl A2
1.190%, 03/20/2021 (B)	105	105
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	5,305	5,296
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	11	11
World Omni Automobile Lease Securitization Trust, Ser 2013-A, Cl A2B
0.481%, 05/16/2016 (A)	90	90
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.523%, 02/15/2018 (A) (B)	105	105

		102,454

Credit Cards — 4.5%
American Express Credit Account Master Trust, Ser 2012-2, Cl B
0.990%, 03/15/2018	100	100
American Express Credit Account Master Trust, Ser 2013-1, Cl A
0.593%, 02/16/2021 (A)	310	310
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	305	305

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Express Credit Account Master Trust, Ser 2014-1, Cl A
0.543%, 12/15/2021 (A)	$5,000	$4,987
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	4,500	4,503
BA Credit Card Trust, Ser 2014-A1, Cl A
0.553%, 06/15/2021 (A)	5,000	4,989
BA Credit Card Trust, Ser 2014-A2, Cl A
0.443%, 09/16/2019 (A)	5,000	4,997
BA Credit Card Trust, Ser 2015-A1, Cl A
0.515%, 06/15/2020 (A)	5,000	5,000
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.533%, 12/16/2019 (A)	525	525
Cabela’s Credit Card Master Note Trust, Ser 2011-4A, Cl A2
0.723%, 10/15/2019 (A) (B)	860	863
Cabela’s Credit Card Master Note Trust, Ser 2012-2A, Cl A2
0.653%, 06/15/2020 (A) (B)	3,500	3,522
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
0.823%, 08/16/2021 (A) (B)	210	211
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.523%, 03/16/2020 (A)	2,670	2,670
Cabela’s Credit Card Master Note Trust, Ser 2014-2, Cl A
0.623%, 07/15/2022 (A)	5,000	4,974
Capital One Multi-Asset Execution Trust, Ser 2007-A5, Cl A5
0.213%, 07/15/2020 (A)	6,000	5,955
Capital One Multi-Asset Execution Trust, Ser 2013-A2, Cl A2
0.353%, 02/15/2019 (A)	325	325
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/2019	615	614
Chase Issuance Trust, Ser 2007-A2, Cl A2
0.222%, 04/15/2019 (A)	6,000	5,969
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.422%, 04/15/2019 (A)	1,000	994
Chase Issuance Trust, Ser 2012-A9, Cl A9
0.323%, 10/16/2017 (A)	5,000	4,998
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.593%, 07/15/2020 (A)	500	501
Chase Issuance Trust, Ser 2013-A9, Cl A
0.593%, 11/16/2020 (A)	4,850	4,854

13	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	$735	$736
Citibank Credit Card Issuance Trust, Ser 2008-A6, Cl A6
1.374%, 05/22/2017 (A)	6,965	6,981
Citibank Credit Card Issuance Trust, Ser 2013-A12, Cl A12
0.486%, 11/07/2018 (A)	730	729
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
0.452%, 05/26/2020 (A)	4,000	3,993
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
1.110%, 07/23/2018	500	502
Citibank Credit Card Issuance Trust, Ser 2013-A6, Cl A6
1.320%, 09/07/2018	990	996
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	665	665
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/2019	1,250	1,252
Discover Card Execution Note Trust, Ser 2010-A2, Cl A2
0.752%, 03/15/2018 (A)	2,000	2,004
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.602%, 07/15/2021 (A)	5,000	5,006
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/2019	705	706
Discover Card Master Trust, Ser 2012-A4, Cl A4
0.542%, 11/15/2019 (A)	4,000	4,005
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	350	350
Dryrock Issuance Trust, Ser 2013-1, Cl A
0.512%, 07/16/2018 (A)	475	475
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (B)	125	125
Golden Credit Card Trust, Ser 2013-2A, Cl A
0.603%, 09/15/2018 (A) (B)	490	491
Golden Credit Card Trust, Ser 2014-1A, Cl A
0.481%, 03/15/2019 (A) (B)	860	859
Gracechurch Card Funding, Ser 2012-4A, Cl A
0.873%, 06/15/2017 (A) (B)	250	250
Master Credit Card Trust II, Ser 2013-3A, Cl A
0.599%, 01/22/2018 (A) (B)	450	450
Synchrony Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	260	260
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	1,000	1,002

		94,003

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Other Asset-Backed Securities — 14.1%
1776 CLO Ltd., Ser 2006-1A, Cl B
0.706%, 05/08/2020 (A) (B)	$5,000	$4,862
Aames Mortgage Investment Trust, Ser 2005-4, Cl M1
0.875%, 10/25/2035 (A)	1,055	1,054
ABCLO, Ser 2007-1A, Cl B
0.981%, 04/15/2021	1,000	989
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.848%, 01/25/2035 (A)	136	133
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A4
0.431%, 09/25/2036 (A)	8,100	6,749
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.271%, 09/25/2034 (A)	494	488
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.891%, 10/25/2034 (A)	667	655
Aircraft Lease Securitisation Ltd., Ser 2007-1A, Cl G3
0.434%, 05/10/2032 (A) (B)	1,695	1,678
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	1,220	1,223
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	1,000	1,001
Alterna Funding I LLC, Ser 2014-1A
1.639%, 02/15/2021 (B)	1,606	1,608
Ameriquest Mortgage Securities, Ser 2005-R10, Cl A2B
0.388%, 01/25/2036 (A)	885	882
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF6
5.325%, 11/25/2035	646	663
Apidos CLO XII, Ser 2013-12A, Cl A
1.353%, 04/15/2025 (A) (B)	500	492
Apidos CLO XVII, Ser 2014-17A, Cl A1A
1.757%, 04/17/2026 (A) (B)	995	994
Argent Securities, Ser 2006-W2, Cl A2B
0.358%, 03/25/2036 (A)	1,420	752
ARL First LLC, Ser 2012-1A, Cl A1
1.923%, 12/15/2042 (A) (B)	2,298	2,329
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
1.293%, 03/25/2034 (A)	256	227
Asset-Backed Pass-Through Certificates, Ser 2005-R2, Cl M1
0.621%, 04/25/2035 (A)	188	188

14	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avalon IV Capital, Ser 2014-1AR, Cl AR
1.427%, 04/17/2023 (A) (B)	$770	$768
Avenue CLO III, Ser 2006-3A, Cl A3L
1.007%, 07/20/2018 (A) (B)	2,000	1,993
Babson CLO, Ser 2007-1A, Cl A2A
0.472%, 01/18/2021 (A) (B)	1,990	1,981
Baker Street CLO II, Ser 2006-1A, Cl C
0.983%, 10/15/2019 (A) (B)	3,000	2,871
Bear Stearns Asset-Backed Securities I Trust, Ser 2006-EC1, Cl M1
0.578%, 12/25/2035 (A)	3,518	3,445
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD2, Cl 2A1
0.831%, 12/25/2044 (A)	200	200
BlackRock Senior Income Series V, Ser 2007-5A, Cl B
0.678%, 08/13/2019 (A) (B)	4,500	4,355
BlueMountain CLO, Ser 2015-4A, Cl A1
1.751%, 11/30/2026 (A) (B)	3,500	3,482
Capital One Multi-Asset Execution Trust, Ser 2014-A4, Cl A
0.532%, 06/15/2022	4,000	4,000
Carlyle High Yield Partners IX, Ser 2006-9A, Cl A1
0.480%, 08/01/2021 (A) (B)	3,960	3,906
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.488%, 10/25/2035 (A)	298	297
Cent CLO 20, Ser 2014-20A, Cl A
1.736%, 01/25/2026 (A) (B)	1,250	1,244
Cent CLO 22, Ser 2014-22A, Cl A1
1.713%, 11/07/2026 (A) (B)	3,100	3,097
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2004-2, Cl 1A4
5.323%, 02/26/2035	815	820
CIFC Funding, Ser 2013-1A, Cl A1
1.404%, 04/16/2025 (A) (B)	265	262
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (B)	1,000	999
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/2017	17	17
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	58	58
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	112	112
CNH Wholesale Master Note Trust, Ser 2013-2A, Cl A
0.773%, 08/15/2019 (A) (B)	425	426
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	1,368	1,415

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Conseco Financial, Ser 1997-3, Cl A5
7.140%, 03/15/2028	$254	$268
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/2028	84	89
Conseco Financial, Ser 1997-6, Cl A8
7.070%, 01/15/2029	19	19
Conseco Financial, Ser 1997-7, Cl A7
6.960%, 07/15/2028 (A)	281	290
Countrywide Asset-Backed Certificates, Ser 2004-13, Cl MV2
0.698%, 05/25/2035 (A)	85	85
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.628%, 09/25/2034 (A)	17	17
Dell Equipment Finance Trust, Ser 2014-1, Cl A2
0.640%, 07/22/2016 (B)	3,000	3,001
Dryden Senior Loan Fund, Ser 2014-31A, Cl A
1.607%, 04/18/2026 (A) (B)	1,215	1,205
Duane Street CLO II, Ser 2006-2A, Cl C
1.011%, 08/20/2018 (A) (B)	1,000	991
Eagle Creek CLO, Ser 2006-1A, Cl B
1.162%, 02/28/2018 (A) (B)	3,000	2,984
Encore Credit Receivables Trust, Ser 2005-3, Cl M3
0.681%, 10/25/2035 (A)	2,600	2,303
Fieldstone Mortgage Investment Trust, Ser 2004-3, Cl M4
2.015%, 08/25/2034 (A)	656	657
First Frankin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
0.658%, 09/25/2035 (A)	5,500	5,308
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF1, Cl 2A3
0.411%, 01/25/2036 (A)	753	743
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1, IO
0.418%, 06/25/2036 (A)	14,932	1,124
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.408%, 09/25/2026 (A)	275	210
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.428%, 12/25/2026 (A)	88	68
Foothill CLO, Ser 2007-1A, Cl E
3.762%, 02/22/2021 (A) (B)	1,400	1,393
Ford Credit Floorplan Master Owner Trust A, Ser 2015-1, Cl A2
0.568%, 01/15/2020 (A)	1,000	1,000
Franklin Clo V, Ser 2006-5A, Cl A2
0.501%, 06/15/2018 (A) (B)	544	542

15	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gale Force CLO, Ser 2007-3A, Cl A1
0.497%, 04/19/2021 (A) (B)	$1,977	$1,957
GE Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
0.668%, 01/20/2020 (A)	1,000	1,000
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	19	19
GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/2016	31	31
GE Equipment Small Ticket LLC, Ser 2013-1A, Cl A2
0.730%, 01/25/2016 (B)	28	28
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/2017 (B)	615	614
GE Equipment Transportation LLC, Ser 2015-1, Cl A3
1.280%, 02/25/2019	850	850
GE Equipment Transportation LLC, Ser 2013-2, Cl A2
0.610%, 06/24/2016	1,488	1,488
Gramercy Park CLO, Ser 2014-1AR, Cl A1R
1.557%, 07/17/2023 (A) (B)	750	745
GSAMP Trust, Ser 2006-HE8, Cl A2C
0.338%, 01/25/2037 (A)	4,409	3,691
Halcyon Structured Asset Management Long Secured, Ser 2007-1A, Cl B
0.706%, 08/07/2021 (A) (B)	5,000	4,910
Hewett’s Island CLO V, Ser 2006-5A, Cl D
1.685%, 12/05/2018 (A) (B)	3,000	3,000
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (B)	4,277	4,234
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl C2
3.960%, 10/15/2045 (B)	1,200	1,216
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl D2
4.940%, 10/15/2045 (B)	2,100	2,100
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl C2
2.487%, 01/16/2046 (B)	1,000	974
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl B2
1.495%, 05/16/2044 (B)	1,021	1,016
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl D2
2.388%, 05/16/2044 (B)	950	949
HLSS Servicer Advance Receivables Trust, Ser 2014-T2, Cl AT2
2.217%, 01/15/2047 (B)	2,748	2,700

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Home Equity Mortgage Trust, Ser 2006-5, Cl A1
6.000%, 01/25/2037	$10,649	$5,583
HSBC Home Equity Loan Trust, Ser 2007-2, Cl AS
0.364%, 07/20/2036 (A)	4,392	4,344
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.458%, 11/25/2035 (A)	1,533	1,418
Indymac Residential Asset-Backed Trust, Ser 2005-C, Cl AII3
0.538%, 10/25/2035 (A)	2,819	2,712
ING IM CLO, Ser 2013-1A, Cl A1
1.393%, 04/15/2024 (A) (B)	3,555	3,506
ING IM CLO, Ser 2014-1A, Cl A1
1.757%, 04/18/2026 (A) (B)	970	967
ING IM CLO, Ser 2014-1RA, Cl A1R
1.441%, 03/14/2022 (A) (B)	1,000	1,000
ING IM CLO, Ser 2014-1RA, Cl A2R
2.091%, 03/14/2022 (A) (B)	600	598
ING IM CLO II, Ser 2006-2A, Cl A2
0.595%, 08/01/2020 (A) (B)	1,500	1,478
ING IM CLO II, Ser 2006-2A, Cl C
0.955%, 08/01/2020 (A) (B)	3,000	2,916
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	46	46
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-FLD1, Cl M2
0.906%, 07/25/2035 (A)	286	285
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV4
0.298%, 11/25/2036 (A)	288	287
Kubota Credit Owner Trust, Ser 2015-1A, Cl A2
0.940%, 12/15/2017 (B)	645	644
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/2017 (B)	266	265
Latitude CLO I, Ser 2005-1A, Cl B1
1.141%, 12/15/2017 (A) (B)	5,000	4,978
LCM V, Ser 2007-5A, Cl B
0.627%, 03/21/2019 (A) (B)	2,250	2,195
LCM VI, Ser 2007-6A, Cl D
2.512%, 05/28/2019 (A) (B)	500	495
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	1,408	1,478
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	235	251
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (A)	393	427

16	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lehman XS Trust, Ser 2005-9N, Cl 1A1
0.441%, 02/25/2036 (A) (B)	$278	$234
Limerock CLO I, Ser 2007-1A, Cl B
0.886%, 04/24/2023 (A) (B)	3,000	2,886
Limerock CLO II, Ser 2014-2A, Cl A
1.757%, 04/18/2026 (A) (B)	850	849
Magnetite IX, Ser 2014-9A, Cl A1
1.676%, 07/25/2026 (A) (B)	940	938
Master Asset-Backed Securities Trust, Ser 2005-AB1, Cl A3B
5.233%, 11/25/2035	3,537	3,584
Master Asset-Backed Securities Trust, Ser 2005-HE1, Cl M2
0.846%, 05/25/2035 (A)	827	826
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A3
0.328%, 11/25/2036 (A)	855	581
Master Asset-Backed Securities Trust, Ser 2006-HE5, Cl A4
0.388%, 11/25/2036 (A)	69	47
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A3
0.271%, 10/25/2036 (A)	3,516	2,169
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A5
0.378%, 10/25/2036 (A)	2,096	1,314
Mayport CLO, Ser 2006-1A, Cl B1L
1.612%, 02/22/2020 (A) (B)	1,600	1,562
Merrill Lynch CLO, Ser 2007-1A, Cl E
4.503%, 04/14/2021 (A) (B)	2,000	2,001
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl A2C
0.371%, 08/25/2036 (A)	246	242
Mid-State Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	1,349	1,446
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A2
0.690%, 05/09/2016 (B)	171	171
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	1,010	1,004
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.488%, 11/25/2035 (A)	4,218	4,126
Morgan Stanley ABS Capital I, Ser 2005-NC2, Cl M2
0.801%, 03/25/2035 (A)	4,964	4,919
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.268%, 10/25/2036 (A)	3,076	1,892
Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.593%, 02/25/2033 (A)	52	47
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.168%, 04/25/2033 (A)	40	38

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MVW Owner Trust, Ser 2014-1A, Cl A
2.250%, 09/20/2031 (B)	$5,566	$5,541
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV4
0.448%, 09/25/2036 (A)	4,684	4,247
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.481%, 03/27/2023 (A)	3,000	2,996
Neuberger Berman CLO, Ser 2014-16A, Cl A1
1.723%, 04/15/2026 (A) (B)	625	624
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.418%, 12/25/2035 (A)	3,044	2,975
New York City Tax Lien, Ser 2013-A, Cl A
1.190%, 11/10/2026 (B)	10	10
NewMark Capital Funding CLO, Ser 2013-1A, Cl A2
1.354%, 06/02/2025 (A) (B)	3,553	3,485
NOB Hill CLO, Ser 2006-1A, Cl C
1.057%, 08/15/2018 (A) (B)	3,600	3,550
NYCTL Trust, Ser 2014-A, Cl A
1.030%, 11/10/2027 (B)	1,208	1,206
OCP CLO, Ser 2012-1A, Cl D
5.747%, 03/22/2023 (A) (B)	1,500	1,500
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.377%, 07/17/2025 (A) (B)	300	295
Octagon Investment Partners XX, Ser 2014-1A, Cl A
1.698%, 08/12/2026 (A) (B)	3,230	3,222
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.351%, 04/20/2025 (A) (B)	200	197
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.177%, 04/20/2021 (A) (B)	154	153
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.671%, 02/25/2035 (A)	363	357
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.378%, 12/25/2035 (A)	1,106	1,098
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.268%, 02/25/2037 (A)	591	345
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl A4
5.910%, 01/15/2037	708	744
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl M1
5.990%, 01/15/2037	83	87
Ownit Mortgage Loan Trust, Ser 2006-3, Cl A2C
0.338%, 03/25/2037 (A)	4,860	4,629
Popular ABS Mortgage Pass-Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	1,307	1,310

17	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Popular ABS Mortgage Pass-Through Trust, Ser 2005-3, Cl AF4
4.652%, 07/25/2035 (A)	$449	$452
Popular ABS Mortgage Pass-Through Trust, Ser 2005-B, Cl M1
0.648%, 08/25/2035 (A)	710	710
Race Point III CLO, Ser 2006-3, Cl B
0.633%, 04/15/2020 (A) (B)	2,985	2,949
Race Point III CLO, Ser 2006-3, Cl C
0.933%, 04/15/2020 (A) (B)	1,830	1,807
Race Point IV CLO, Ser 2007-4A, Cl A1A
0.455%, 08/01/2021 (A) (B)	1,945	1,937
Race Point VI CLO, Ser 2014-6RA, Cl BR
2.413%, 05/24/2023 (A) (B)	725	725
RAMP Trust, Ser 2006-EFC1, Cl M1
0.561%, 02/25/2036 (A)	2,684	2,521
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.491%, 01/25/2036 (A)	2,445	2,415
SACO I, Ser 2005-9, Cl A1
0.668%, 12/25/2035 (A)	1,298	1,226
SACO I, Ser 2005-WM3, Cl A1
0.691%, 09/25/2035 (A)	797	762
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
5.152%, 12/25/2033	306	310
Securitized Asset-Backed Receivables LLC, Ser 2006-NC3, Cl A2B
0.318%, 09/25/2036 (A)	4,465	2,288
Securitized Asset-Backed Receivables LLC, Ser 2007-BR5, Cl A2A
0.298%, 05/25/2037 (A)	1,143	795
Securitized Asset-Backed Receivables LLC, Ser 2007-NC1, Cl A2B
0.318%, 12/25/2036 (A)	2,658	1,527
Sierra Timeshare Receivables Funding LLC, Ser 2013-3A, Cl A
2.200%, 10/20/2030 (B)	1,725	1,727
Sierra Timeshare Receivables Funding LLC, Ser 2014-1A, Cl A
2.070%, 03/20/2030 (B)	2,947	2,938
Sierra Timeshare Receivables Funding LLC, Ser 2014-2A, Cl A
2.050%, 06/20/2031 (B)	2,176	2,168
Sierra Timeshare Receivables Funding LLC, Ser 2014-3A, Cl A
2.300%, 10/20/2031 (B)	1,703	1,708
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.023%, 12/16/2024 (A) (B)	39	39

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2013-3, Cl A2
0.471%, 05/26/2020 (A)	$5,000	$4,991
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.668%, 02/25/2021 (A)	4,000	4,002
SLM Student Loan Trust, Ser 2014-1, Cl A1
0.448%, 05/28/2019 (A)	1,624	1,624
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.548%, 07/26/2021 (A)	2,000	1,998
SLM Student Loan Trust, Ser 2014-2, Cl A1
0.421%, 07/25/2019 (A)	2,496	2,494
Soundview Home Equity Loan Trust, Ser 2005-4, Cl M2
0.641%, 03/25/2036 (A)	3,458	2,987
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.468%, 11/25/2035 (A)	308	306
Specialty Underwriting & Residential Finance Trust, Ser 2005-AB1, Cl M1
0.598%, 03/25/2036 (A)	3,694	3,623
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	725	724
Stoney Lane Funding I, Ser 2007-1A, Cl A1
0.497%, 04/18/2022 (A) (B)	1,519	1,503
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
0.348%, 04/25/2036 (A)	968	867
Structured Asset Securities, Ser 2006-GEL3, Cl A2
0.401%, 07/25/2036 (A) (B)	1,197	1,191
Structured Asset Securities, Ser 2006-WF1, Cl A1
0.321%, 02/25/2036 (A)	253	250
Structured Asset Securities, Ser 2006-WF3, Cl A4
0.481%, 09/25/2036 (A)	1,820	1,689
Structured Asset Securities, Ser 2007-BC1, Cl A4
0.298%, 02/25/2037 (A)	5,370	4,666
Symphony CLO V, Ser 2007-5A, Cl A1
1.003%, 01/15/2024 (A) (B)	1,750	1,735
Symphony CLO, Ser 2007-3A, Cl A1A
0.497%, 05/15/2019 (A) (B)	2,226	2,210
Trimaran CLO VII, Ser 2007-1A, Cl A2L
0.611%, 06/15/2021 (A) (B)	2,000	1,936
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (B)	251	251
Westgate Resorts 2015-1 LLC, Ser 2015-1A, Cl A
2.750%, 05/20/2027 (B)	3,000	2,999

18	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WhiteHorse III, Ser 2006-1A, Cl B2L
4.755%, 05/01/2018 (A) (B)	$2,764	$2,764

		295,668

Total Asset-Backed Securities (Cost $486,406) ($ Thousands)		492,125

LOAN PARTICIPATIONS — 23.4%
Acadia Healthcare Company, Term Loan, 1st Lien
4.250%, 02/11/2022	1,400	1,405
Acosta Holdco, Term Loan, 1st Lien
5.000%, 08/13/2021	5,366	5,391
Activision Blizzard, Term Loan B
3.250%, 10/12/2020	1,876	1,881
Advantage Sales and Marketing, Term Loan, 1st Lien
4.250%, 07/23/2021	4,864	4,839
Advantage Sales, Term Loan, 1st Lien
4.250%, 07/23/2021	79	79
Advantage Sales, Term Loan, 2nd Lien
7.500%, 07/25/2022	1,500	1,495
Affinia Group
4.750%, 04/25/2020	1,255	1,254
Affinia Group, 2nd Lien
4.750%, 04/25/2020	130	130
Affinion Group Holdings, Term Loan
6.750%, 10/09/2016	5,607	5,324
Air Medical Group Holdings, Term Loan B1
5.000%, 06/30/2018	1,375	1,375
Alere, Term Loan B
4.250%, 06/30/2017	385	385
Alinta Energy Finance, Delayed Term Loan
6.375%, 08/13/2018	50	50
Alinta Ltd., Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,942	2,937
Alinta Ltd., Unfunded Term Loan
1.000%, 08/13/2018 (G)	145	—
Alliance Laundry Systems LLC, Term Loan B
4.250%, 12/10/2018	2,682	2,672
Alliant Holdings, Term Loan, Tranche 1
4.250%, 12/20/2019	5,249	5,236
Alliant Insurance Services, Term Loan, 1st Lien
5.000%, 12/20/2019	333	332
Allison Transmission
3.750%, 08/23/2019	4,205	4,205
AMC Entertainment, Term Loan
3.500%, 04/30/2020	1,980	1,973
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	3,222	3,204
American Renal Holdings, Term Loan
4.500%, 08/20/2019	5,211	5,191
American Rock Salt, Term Loan
8.500%, 03/20/2020	1,310	1,292
Amsurg, Cov-Lite, Term Loan
3.750%, 07/16/2021	1,714	1,715

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Applied Systems, Term Loan, 1st Lien
4.250%, 01/25/2021	$3,269	$3,259
Applied Systems, Term Loan, 2nd Lien
7.500%, 01/24/2022	1,775	1,759
Aramark US, Extended 1st Lien
0.019%, 07/26/2016	27	27
Aramark, 1st Lien
3.250%, 02/24/2021	5,087	5,063
Ardagh Holdings USA, 1st Lien
4.000%, 12/17/2019	993	989
Aricent Technologies, 1st Lien
5.500%, 04/14/2021	3,582	3,587
Aricent, Term Loan, 2nd Lien
9.500%, 04/14/2022	1,918	1,915
Asurion, LLC, Term Loan
4.500%, 05/24/2019	3,245	3,250
Asurion, LLC, Term Loan B
3.500%, 06/19/2020	1,010	1,007
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	5,400	5,434
Atlas Energy, L.P., Term Loan B
6.500%, 07/31/2019	380	376
Atlas Energy, Term Loan B
6.500%, 07/31/2019	820	812
Avaya, Term Loan B-3
4.668%, 10/26/2017	799	776
B/E Aerospace, Inc., Term Loan
4.000%, 11/19/2021	1,224	1,227
Bass Pro Group LLC, Term Loan B
3.750%, 11/20/2019	2,815	2,808
BE Aerospace, Term Loan, 1st Lien
4.000%, 11/19/2021	408	409
Berry Plastics
3.500%, 02/08/2020	1,965	1,955
Biomet
3.733%, 07/25/2017	2,163	2,161
3.655%, 07/25/2017	39	39
3.650%, 07/25/2017	1,905	1,903
Booz Allen Hamiliton, Term Loan B1, 1st Lien
3.750%, 07/31/2019	1,643	1,645
Boyd Acquisition
4.250%, 11/20/2017	874	871
Boyd Gaming, Term Loan B
4.000%, 08/14/2020	3,737	3,735
Brickman Group Holdings, Term Loan, 1st Lien
4.000%, 12/18/2020	3,465	3,437
Bright Horizons Family Solutions LLC, Term Loan
3.750%, 01/30/2020	343	342
Burger King, Cov-Lite, 1st Lien
4.500%, 12/12/2021	1,990	2,001
Calpine, Term Loan
4.000%, 04/01/2018	1,273	1,274
CCM Merger
4.500%, 08/06/2021	2,022	2,024
CDW, Term Loan
3.250%, 04/29/2020	1,965	1,947

19	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cengage Learning Acquisitions, Term Loan, 1st Lien
7.000%, 03/31/2020	$973	$973
Cequel Communications
3.500%, 02/10/2019	2,335	2,335
Ceramtec Acquisition, Initial Dollar
4.250%, 08/30/2020	73	73
Ceramtec Acquisition, Term Loan B3
4.250%, 08/30/2020	220	219
CeramTec GmbH, Term Loan B
4.250%, 08/30/2020	735	733
Charter Communication Operating LLC, Term Loan E
3.000%, 07/01/2020	3,029	3,017
Charter Communication Operating, Term Loan
4.250%, 09/12/2021	2,030	2,045
Chief Exploration, Term Loan
7.500%, 05/16/2021	2,200	2,009
Community Health Services, Term Loan D, 1st Lien
4.250%, 01/27/2021	2,607	2,612
Constantia Flexibles, Cov-Lite, 1st Lien
0.000%, 02/25/2022 (C)	1,800	1,791
ConvaTec Dollar, Term Loan
4.000%, 12/22/2016	1,173	1,171
Cumulus Media, 1st Lien
4.250%, 12/23/2020	4,078	4,050
DAE Aviation Holdings, 1st Lien
5.000%, 11/02/2018	3,057	3,072
DAE Aviation Holdings, Term Loan, 1st Lien
7.750%, 08/05/2019	1,000	985
Dealertrack, Cov-Lite, Term Loan B, 1st Lien
3.250%, 02/28/2021	1,479	1,469
Dex Media West, Term Loan
8.000%, 12/30/2016	2,003	1,713
Digital Globe, Term Loan B, 1st Lien
3.750%, 01/25/2020	737	736
Dollar Tree, Cov-Lite, 1st Lien
0.000%, 02/06/2022 (C)	2,600	2,619
EFS Cogen, Term Loan B, 1st Lien
3.750%, 12/17/2020	1,571	1,565
Emerald Performance Materials, LLC, Term Loan, 1st Lien
4.500%, 07/30/2021	822	817
Emergency Medical Services, Cov-Lite, Term Loan
4.000%, 05/25/2018	69	69
Emergency Medical Services, Initial Term Loan
4.000%, 04/27/2018	377	376
4.000%, 05/25/2018	2,763	2,760
Endurance International, 1st Lien
5.000%, 11/09/2019	2,847	2,854
Energy & Exploration Partners, Term Loan B, 1st Lien
7.750%, 01/22/2019	5,794	4,888

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Energy Transfer Equity, Term Loan B, 1st Lien
3.250%, 12/02/2019	$4,185	$4,066
Entegris, Term Loan B, 1st Lien
3.500%, 04/30/2021	3,555	3,518
Entravision Communications, Term Loan B
3.500%, 05/31/2020	1,225	1,207
Epicor, Cov-Lite, 1st Lien
4.000%, 05/16/2018	2,268	2,265
Equinox Fitness Clubs, Term Loan B
5.000%, 01/31/2020	5,464	5,477
Evergreen Skills Lux, Cov-Lite, Term Loan, 2nd Lien
9.250%, 04/28/2022	855	794
Evergreen Skillsoft, Term Loan
5.750%, 04/23/2021	231	228
5.750%, 04/28/2021	2,247	2,220
Evergreen Skillsoft, Term Loan, 1st Lien
5.750%, 04/28/2021	2,118	2,093
Fibertech Networks, LLC, Term Loan B
4.000%, 12/18/2019	2,376	2,361
First Data, Term Loan, 1st Lien
3.668%, 03/23/2018	5,936	5,926
Four Seasons Holdings, Term Loan
3.500%, 06/27/2020	1,333	1,326
Freescale Semiconductor, Term Loan
5.000%, 02/13/2020	3,943	3,933
Generac Power Systems, Term Loan B
3.250%, 05/31/2020	1,446	1,435
Genesys Telecom
4.000%, 02/08/2020	5,727	5,674
Genpact International, Term Loan B
3.500%, 08/17/2019	1,961	1,956
GNC, Term Loan, 1st Lien
3.250%, 03/02/2018	5,939	5,820
GO Daddy, Cov-Lite, Term Loan B, 1st Lien
4.750%, 05/13/2021	1,194	1,195
Gray Television, Cov-Lite, Term B, 1st Lien
3.750%, 06/13/2021	632	630
Greeneden US Holdings, Delayed Draw, Term Loan, 1st Lien
4.500%, 11/13/2020	1,733	1,728
Grifols Worldwide Operations, Term Loan B, 2nd Lien
3.172%, 02/27/2021	3,719	3,709
H.J. Heinz, Term Loan B2
3.500%, 03/27/2020	1,206	1,207
Harbor Freight Tools, Term Loan
4.750%, 07/26/2019	3,595	3,604
Harron Communications, Term Loan B
3.500%, 10/06/2017	244	242

20	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hilton Hotels, Cov-Lite, Term Loan B, 1st Lien
3.500%, 10/26/2020	$1,949	$1,947
Hilton Worldwide Finance, Term Loan
3.500%, 10/26/2020	111	111
Hilton Worldwide, Term Loan B, 1st Lien
3.500%, 10/26/2020	221	221
HUB International, Ltd., Term Loan B, 1st Lien
4.250%, 10/02/2020	8,545	8,438
Hudson’s Bay, Cov-Lite, Term Loan B, 1st Lien
4.750%, 11/04/2020	250	251
Hudson’s Bay, Term Loan, 1st Lien
4.750%, 11/04/2020	1,375	1,378
Ikaria, 2nd Lien
8.750%, 02/14/2022	540	536
Ikaria, Cov-Lite, 1st Lien
5.000%, 02/12/2021	699	696
IMS Health
3.500%, 03/17/2021	2,053	2,040
Ineos Holdings Limited, Cov-Lite
3.750%, 05/04/2018	1,498	1,493
Infor, Term Loan B, 1st Lien
3.750%, 06/03/2020	3,875	3,838
Intelsat Jackson Holdings, Term Loan
3.750%, 06/30/2019	1,678	1,665
Interactive Data, Cov-Lite, Term Loan, 1st Lien
4.750%, 05/02/2021	5,183	5,196
Inventiv Health, Incremental Term Loan B-3
7.750%, 05/15/2018	265	262
ION Trading Technologies, Term Loan, 1st Lien
4.250%, 06/10/2021	531	526
ION Trading Technologies, Term Loan, 2nd Lien
7.250%, 06/10/2022	2,420	2,359
Ipreo Holdings, LLC, Term Loan B, 1st Lien
4.250%, 08/06/2021	1,683	1,661
Jeld-Wen, Cov-Lite, Term Loan B, 1st Lien
5.250%, 09/24/2021	4,530	4,541
Kronos, Incremental Term Loan
4.500%, 10/30/2019	4,143	4,146
Language Line, Term Loan B
6.250%, 06/20/2016	5,893	5,843
Lee Enterprises, Term Loan
7.250%, 03/31/2019	477	479
Lee Enterprises, Term Loan B
7.250%, 03/31/2019	1,781	1,790
Leslie’s Poolmart, Cov-Lite, 1st Lien
4.250%, 10/16/2019	4,324	4,287
Level 3 Communications, Term Loan
4.500%, 01/31/2022	1,071	1,076
4.000%, 08/01/2019	2,000	1,999

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Level 3 Communications, Term Loan B
4.000%, 01/15/2020	$2,500	$2,499
Light Tower Fiber, LLC, Term Loan
8.000%, 04/12/2021	633	625
Light Tower Fiber, LLC, Term Loan B
4.000%, 04/13/2020	4,962	4,913
LPL Holdings, Term Loan B
3.250%, 03/29/2019	1,719	1,706
Media General, Delayed Term Loan
4.250%, 07/31/2020	907	909
Mediacom Communications, Term Loan H
3.250%, 01/29/2021	3,103	3,082
MEG Energy
3.750%, 03/21/2020	1,629	1,565
Merlin Entertainment Group, Term Loan B1, 1st Lien
3.401%, 07/03/2019	1,085	1,085
MGM Resorts International, Term Loan B
3.500%, 12/20/2019	412	410
MGM Resorts International, Term Loan B1
3.500%, 12/20/2019	1,158	1,153
Michaels Stores, Term Loan
3.750%, 01/28/2020	587	583
Michaels Stores, Term Loan B
3.750%, 01/28/2020	587	583
Michaels Stores, Tranche 1
3.750%, 01/24/2020	1,781	1,769
Millennium Laboratories, LLC, Term Loan B, 1st Lien
5.250%, 04/16/2021	5,734	5,756
Minimax GmbH, Term Loan B
4.250%, 08/14/2020	3,766	3,770
Mohegan Tribal Gaming Authority, Term Loan A, 1st Lien
4.733%, 06/15/2018	2,175	2,107
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.500%, 11/19/2019	1,533	1,511
MTL Publishing, Term Loan B
3.750%, 06/29/2018	2,572	2,566
Mueller Water Products, Term Loan B, 1st Lien
4.000%, 11/19/2021	587	587
Navistar International, Term Loan
5.750%, 08/17/2017	1,383	1,390
NCI Building Systems, Term Loan
4.250%, 06/24/2019	1,612	1,604
Nelson Education, Term Loan B-1
6.750%, 07/03/2014 (D)	730	585
Numericable, Term Loan B, 1st Lien
4.500%, 05/21/2020	1,752	1,755

21	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NXP, Cov-Lite, Term Loan D, 1st Lien
3.250%, 01/11/2020	$1,960	$1,945
Ocwen Financial, Term Loan
5.000%, 02/15/2018	728	694
One Call Medical, Term Loan, 1st Lien
5.000%, 11/27/2020	6,836	6,821
Par Pharmaceutical Incremental, Term Loan B, 1st Lien
4.250%, 09/30/2019	2,000	1,996
Peabody Energy, Cov-Lite, Term Loan B, 1st Lien
4.250%, 09/24/2020	5,345	5,030
PETCO Animal Supplies, Term Loan B
4.000%, 11/24/2017	1,473	1,471
Pinnacle Foods Group, LLC
3.000%, 04/29/2020	498	495
Pinnacle Foods Group, LLC, Term Loan G, 3rd Lien
3.250%, 04/29/2020	1	1
Pinnacle Foods Group, LLC, Term Loan H
3.000%, 04/29/2020	1,304	1,296
Post Holdings, Term Loan B, 1st Lien
3.750%, 06/02/2021	995	994
Quintiles Transnational, Term Loan B3, 1st Lien
3.750%, 06/08/2018	3,446	3,446
RE/MAX International, Term Loan
4.000%, 07/31/2020	2,638	2,618
Realogy, Extended Synthetic Term Loan
0.018%, 10/10/2016	41	40
Redtop Acquisitions, Ltd., 1st Lien
4.500%, 12/03/2020	619	618
Redtop Acquisitions, Ltd., 2nd Lien
8.250%, 06/03/2021	520	520
Rexnord, LLC, Cov-Lite, Term Loan B, 1st Lien
4.000%, 08/21/2020	1,553	1,549
Rexnord, LLC, Term Loan B
4.000%, 08/21/2020	4,687	4,673
Ryman Hospitality Properties, Cov-Lite, Term Loan
3.750%, 01/15/2021	527	529
Salem Communications, Term Loan B
4.500%, 03/12/2020	1,370	1,359
Salix Pharmaceuticals, Ltd., Term Loan, 1st Lien
4.250%, 01/02/2020	1,028	1,027
Schaeffler Finance, Term Loan E
4.250%, 05/15/2020	1,225	1,233
Seadrill Partners, LLC, Term Loan B, 1st Lien
4.000%, 02/21/2021	3,944	3,188
Seaworld
3.000%, 05/14/2020	2,649	2,583

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Seminole Hard Rock Entertainment, Term Loan B
3.500%, 05/14/2020	$3,232	$3,184
Serta Simmons Holdings, Term Loan B
4.250%, 10/01/2019	2,965	2,959
Shield Finance, Term Loan B
5.000%, 01/29/2021	1,787	1,785
Sinclair Television Group, Term Loan B1, 1st Lien
0.000%, 07/30/2021 (C)	2,321	2,318
Skillsoft, Cov-Lite, Term Loan, 2nd Lien
9.250%, 04/28/2022	940	874
Smart & Final, Cov-Lite, Term Loan
4.750%, 11/08/2019	825	826
Smart Technologies, Term Loan
10.500%, 01/31/2018	127	126
Sprouts Farmers Markets LLC, Term Loan
4.000%, 04/23/2020	880	878
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	837	828
STHI Holdings, Term Loan, 1st Lien
4.500%, 08/06/2021	5,099	5,083
SunGard Data Systems, Term Loan E
4.000%, 03/07/2020	1,670	1,669
Surgical Care Affiliates, LLC, Term Loan
4.000%, 06/29/2018	1,108	1,102
Surgical Care Affiliates, LLC, Term Loan B
4.255%, 12/29/2017	1,368	1,365
Syncreon Holdings, Ltd., Term Loan B, 1st Lien
5.250%, 10/28/2020	4,744	4,649
Syniverse Holdings, Term Loan
4.000%, 04/23/2019	1,212	1,195
TASC, Term Loan, 1st Lien
0.000%, 05/23/2020 (C)	5,000	5,042
TASC, Term Loan, 2nd Lien
0.000%, 05/23/2021 (C)	2,300	2,412
Telesat Canada, Term Loan B
3.500%, 03/28/2019	392	390
Templar Energy, Cov-Lite, 2nd Lien
8.500%, 11/25/2020	5,489	4,213
Texas Competitive, Extended Term Loan
6.590%, 10/10/2017	108	69
4.662%, 10/10/2017 (D)	3,756	2,398
The Neiman Marcus Group, Term Loan, 1st Lien
4.250%, 10/25/2020	3,950	3,916
The Pantry, Term Loan B
4.750%, 08/03/2019	977	977
TI Group Automotive Systems, LLC, Term Loan B, 1st Lien
4.250%, 07/02/2021	5,633	5,624

22	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Trans Union, LLC, Term Loan, 1st Lien
4.000%, 04/09/2021	$5,955	$5,928
TransDigm
3.750%, 02/25/2020	3,931	3,913
TransDigm, Term Loan D, 1st Lien
3.750%, 06/04/2021	1,018	1,014
Tribune, Term Loan B, 1st Lien
4.000%, 12/27/2020	3,965	3,960
Tribune, Term Loan, 1st Lien
5.750%, 08/04/2021	1,886	1,865
Tronox, Term Loan B
4.000%, 02/03/2018	528	528
4.000%, 02/08/2018	455	454
True Religion Apparel, Term Loan, 1st Lien
5.875%, 07/30/2019	1,351	1,221
TWCC Holding Weather Channel, Term Loan B
3.500%, 02/13/2017	1,734	1,715
Univision Communications, Extended Term Loan C-3
4.000%, 03/01/2020	1,574	1,571
Univision Communications, Term Loan
4.000%, 03/01/2020	2,412	2,405
UPC Finance Partnership
3.250%, 06/30/2021	1,000	991
Valeant Pharmaceuticals International, Term Loan E
3.750%, 06/26/2020	1,592	1,588
Valeant Pharmaceuticals, Term Loan
3.750%, 02/13/2019	127	127
3.500%, 12/11/2019	1,274	1,270
Vantiv, LLC, Term Loan B, 1st Lien
3.750%, 06/13/2021	1,219	1,219
Verint Systems, Term Loan B, 1st Lien
3.500%, 09/06/2019	2,524	2,514
Virgin Media Investment, Term Loan B
3.500%, 06/07/2020	3,800	3,788
VWR Funding, 1st Lien
3.995%, 04/03/2017	1,435	1,433
Warner Music Group, Term Loan
3.750%, 07/01/2020	5,503	5,394
Waste Industries USA, Cov-Lite, 1st Lien
0.000%, 02/20/2020 (C)	2,850	2,856
Waste Industries USA, Term Loan B
4.000%, 03/16/2017	1,355	1,351
WCA Waste Systems, Term Loan
4.000%, 03/23/2018	2,880	2,849
Weight Watchers International
3.750%, 04/02/2020	2,227	1,173
Weight Watchers International, Term Loan B2, 1st Lien
4.000%, 04/02/2020	1	1
West, Term Loan
3.250%, 06/30/2018	861	859

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wide Open West Finance
4.750%, 03/26/2019	$2,703	$2,702
Wilsonart International Holdings LLC, 1st Lien
4.000%, 10/24/2019	5,962	5,907
Windstream, Term Loan B4
3.500%, 01/23/2020	2,869	2,856
York Risk Services Holding, Term Loan B
4.750%, 09/18/2021	6,499	6,469
Zayo Group, Term Loan B
4.000%, 07/02/2019	5,418	5,411
Ziggo, Term Loan B1, 1st Lien
3.250%, 01/15/2022	814	806
2.750%, 01/15/2022	48	47
0.000%, 01/17/2022 (C) (G)	50	—
Ziggo, Term Loan B2, 1st Lien
3.250%, 01/15/2022	588	582
Ziggo, Term Loan B3, 1st Lien
3.500%, 01/15/2022	967	958

Total Loan Participations (Cost $495,730) ($ Thousands)		490,987

CORPORATE OBLIGATIONS — 8.8%

Consumer Discretionary — 1.7%
American Honda Finance
0.754%, 10/07/2016 (A)	170	171
0.636%, 05/26/2016 (A) (B)	300	301
AutoZone
1.300%, 01/13/2017	950	953
CCO Holdings LLC
5.250%, 09/30/2022	2,750	2,812
CCOH Safari LLC
5.500%, 12/01/2022	2,000	2,067
Cedar Fair
5.250%, 03/15/2021	1,000	1,026
CVS Health
1.200%, 12/05/2016	490	493
Daimler Finance North America LLC (B)
1.375%, 08/01/2017	625	626
1.115%, 08/01/2018 (A)	300	301
0.682%, 03/02/2018 (A)	1,000	1,000
Family Tree Escrow LLC (B)
5.750%, 03/01/2023	1,015	1,068
5.250%, 03/01/2020	675	706
Ford Motor Credit LLC
1.724%, 12/06/2017	500	500
1.192%, 01/09/2018 (A)	750	751
1.070%, 03/12/2019 (A)	500	496
Graton Economic Development Authority
9.625%, 09/01/2019 (B)	1,290	1,425
Hyundai Capital America (B)
1.875%, 08/09/2016	200	202
1.625%, 10/02/2015	35	35
NBCUniversal Enterprise
0.938%, 04/15/2018 (A) (B)	400	403
Nissan Motor Acceptance MTN
1.500%, 03/02/2018 (B)	550	550
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (B)	1,315	1,318

23	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sinclair Television Group
5.625%, 08/01/2024 (B)	$2,000	$2,025
5.375%, 04/01/2021	1,000	1,020
Sirius XM Radio (B)
5.875%, 10/01/2020	4,000	4,215
4.250%, 05/15/2020	1,000	995
Six Flags Entertainment
5.250%, 01/15/2021 (B)	2,000	2,048
Time Warner Cable
5.850%, 05/01/2017	350	382
Toyota Motor Credit MTN
0.572%, 01/12/2018 (A)	1,000	1,001
TRW Automotive
7.250%, 03/15/2017 (B)	560	616
Volkswagen Group of America Finance LLC (B)
1.250%, 05/23/2017	500	500
0.701%, 11/20/2017 (A)	1,000	1,000
Volkswagen International Finance
0.696%, 11/18/2016 (A) (B)	500	501
Whirlpool
1.350%, 03/01/2017	575	576
William Carter
5.250%, 08/15/2021	2,615	2,738

		34,821

Consumer Staples — 0.3%
Elizabeth Arden
7.375%, 03/15/2021	3,181	2,863
ERAC USA Finance LLC
1.400%, 04/15/2016 (B)	300	301
Heineken
0.800%, 10/01/2015 (B)	75	75
Kroger
0.787%, 10/17/2016 (A)	1,000	1,001
Mondelez International
0.775%, 02/01/2019 (A)	1,000	991
President and Fellows of Harvard College
6.300%, 10/01/2037	595	631
Reynolds American
1.050%, 10/30/2015	50	50
SABMiller Holdings
0.945%, 08/01/2018 (A) (B)	600	602
Sutter Health
1.090%, 08/15/2053	525	523

		7,037

Energy — 0.7%
Atwood Oceanics
6.500%, 02/01/2020	1,700	1,632
BP Capital Markets (A)
0.885%, 09/26/2018	850	852
0.766%, 05/10/2018	400	400
0.683%, 02/13/2018	600	600
Canadian Natural Resources
5.700%, 05/15/2017	150	163
Enbridge
0.712%, 06/02/2017 (A)	900	886
Gibson Energy
6.750%, 07/15/2021 (B)	948	976
Hess
1.300%, 06/15/2017	510	503
Kinder Morgan
2.000%, 12/01/2017	345	346

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Penn Virginia Resource Partners
6.500%, 05/15/2021	$1,000	$1,075
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	3,000	3,157
5.625%, 02/01/2021	1,300	1,331
Statoil
0.716%, 11/08/2018 (A)	800	797
Total Capital International
0.826%, 08/10/2018 (A)	400	402
TransCanada PipeLines
1.042%, 01/12/2018 (A)	1,100	1,101
0.750%, 01/15/2016	250	250
Tullow Oil PLC
6.250%, 04/15/2020 (B)	928	817

		15,288

Financials — 2.9%
Abbey National Treasury Services
0.751%, 03/13/2017 (A)	850	850
ABN AMRO Bank
1.056%, 10/28/2016 (A) (B)	550	554
American Express Credit MTN
1.125%, 06/05/2017	1,300	1,299
Australia & New Zealand Banking Group (A)
0.817%, 05/15/2018	250	251
0.632%, 01/10/2017 (B)	500	501
Bank of America
1.700%, 08/25/2017	800	804
1.350%, 11/21/2016	800	800
1.293%, 01/15/2019 (A)	700	709
Bank of Montreal MTN
1.300%, 07/14/2017	700	700
0.852%, 04/09/2018 (A)	350	352
0.773%, 07/15/2016 (A)	175	176
Bank of New York Mellon MTN
0.675%, 03/06/2018 (A)	325	325
Bank of Nova Scotia
1.300%, 07/21/2017	600	601
Bank of Tokyo-Mitsubishi UFJ (A) (B)
0.812%, 03/05/2018	900	901
0.545%, 09/08/2017	500	498
Barclays Bank MTN
6.050%, 12/04/2017 (B)	575	634
0.837%, 02/17/2017 (A)	850	853
BB&T MTN (A)
1.101%, 06/15/2018	265	268
0.915%, 02/01/2019	500	501
BNP Paribas MTN
0.830%, 12/12/2016 (A)	1,350	1,355
Boart Longyear Management
10.000%, 10/01/2018 (B)	1,417	1,481
BPCE MTN
1.106%, 02/10/2017 (A)	1,000	1,007
Branch Banking & Trust
1.350%, 10/01/2017	450	451
Capital One
0.935%, 02/05/2018 (A)	750	752
Capital One Bank USA
1.300%, 06/05/2017	850	844
1.150%, 11/21/2016	500	499

24	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup
3.953%, 06/15/2016	$500	$517
1.550%, 08/14/2017	500	499
1.021%, 04/08/2019 (A)	650	650
Citizens Bank MTN
1.600%, 12/04/2017	1,000	1,003
Cooperatieve Centrale Raiffeisen-Boerenleenbank
0.723%, 03/18/2016 (A)	400	401
Credit Agricole
1.106%, 10/03/2016 (A) (B)	700	704
Credit Suisse NY MTN
1.375%, 05/26/2017	850	852
0.943%, 01/29/2018 (A)	750	752
Deutsche Bank
1.350%, 05/30/2017	1,000	1,000
0.938%, 02/13/2018 (A)	650	651
General Electric Capital
0.965%, 04/02/2018 (A)	275	277
Goldman Sachs Group (A)
1.455%, 04/30/2018	725	735
1.357%, 11/15/2018	750	756
Harley-Davidson Financial Services MTN
3.875%, 03/15/2016 (B)	500	516
Hartford Financial Services Group
5.375%, 03/15/2017	1,000	1,079
HSBC Bank
0.897%, 05/15/2018 (A) (B)	200	201
HSBC USA
1.300%, 06/23/2017	1,250	1,251
1.135%, 09/24/2018 (A)	300	304
Huntington National Bank
1.700%, 02/26/2018	800	802
Hutchison Whampoa International
1.625%, 10/31/2017 (B)	600	596
ING Bank
0.945%, 10/01/2019 (A) (B)	500	501
International Lease Finance
6.750%, 09/01/2016 (B)	650	691
Intesa Sanpaolo
3.125%, 01/15/2016	200	203
JPMorgan Chase (A)
1.212%, 01/23/2020	500	506
1.156%, 01/25/2018	200	203
0.886%, 01/28/2019	700	700
JPMorgan Chase Capital XXI
1.205%, 02/02/2037 (A)	250	207
Macquarie Group
1.255%, 01/31/2017 (A) (B)	650	654
Manufacturers & Traders Trust
1.400%, 07/25/2017	700	701
0.630%, 01/30/2017 (A)	600	599
Metropolitan Life Global Funding I (B)
1.500%, 01/10/2018	260	261
0.632%, 04/10/2017 (A)	1,000	1,002
0.453%, 07/14/2016 (A)	1,200	1,201
Morgan Stanley
5.950%, 12/28/2017	245	272
1.512%, 02/25/2016 (A)	350	353
1.106%, 01/24/2019 (A)	650	653

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MSCI
5.250%, 11/15/2024 (B)	$955	$996
New York Life Global Funding (B)
1.125%, 03/01/2017	600	601
0.607%, 05/23/2016 (A)	300	301
Nissan Motor Acceptance (A) (B)
0.955%, 09/26/2016	350	352
0.812%, 03/03/2017	410	411
Nordea Bank
1.250%, 04/04/2017 (B)	750	748
PNC Bank
1.150%, 11/01/2016	600	602
0.800%, 01/28/2016	250	251
Pricoa Global Funding I MTN
1.150%, 11/25/2016 (B)	500	500
Principal Life Global Funding II MTN (B)
1.200%, 05/19/2017	400	400
1.125%, 02/24/2017	650	652
Prudential Financial MTN
1.037%, 08/15/2018 (A)	700	704
Reinsurance Group of America
5.625%, 03/15/2017	200	216
RHP Hotel Properties ‡
5.000%, 04/15/2021	435	445
Royal Bank of Canada MTN
0.587%, 01/23/2017 (A)	700	701
Royal Bank of Scotland Group
1.875%, 03/31/2017	500	502
Santander Bank
1.182%, 01/12/2018 (A)	1,250	1,250
Societe Generale
1.335%, 10/01/2018 (A)	500	508
Standard Chartered
0.575%, 09/08/2017 (A) (B)	600	597
Sumitomo Mitsui Banking (A)
0.834%, 01/16/2018	500	501
0.684%, 01/10/2017	1,000	1,001
SunTrust Bank
0.697%, 02/15/2017 (A)	750	749
Svenska Handelsbanken
0.722%, 09/23/2016 (A)	700	703
Synchrony Financial
1.875%, 08/15/2017	455	456
1.485%, 02/03/2020 (A)	1,000	1,002
Toronto-Dominion Bank MTN
0.514%, 01/06/2017 (A)	1,100	1,101
UBS MTN
5.875%, 12/20/2017	250	279
Unitrin
6.000%, 05/15/2017	110	119
US Bancorp MTN
0.747%, 11/15/2018 (A)	800	806
Ventas Realty ‡
1.550%, 09/26/2016	400	403
1.250%, 04/17/2017	170	169
WEA Finance LLC
1.750%, 09/15/2017 (B)	350	352
Wells Fargo MTN
1.150%, 06/02/2017	500	500
0.935%, 01/30/2020 (A)	1,000	1,005

25	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Westpac Banking
1.200%, 05/19/2017	$500	$501
0.867%, 01/17/2019 (A)	550	552

		61,155

Health Care — 0.5%
Actavis Funding SCS
1.300%, 06/15/2017	800	790
Amgen
2.125%, 05/15/2017	800	815
Bayer US Finance LLC
0.536%, 10/06/2017 (A) (B)	700	700
Becton Dickinson
1.800%, 12/15/2017	1,000	1,009
Express Scripts Holding
1.250%, 06/02/2017	1,100	1,098
LifePoint Hospitals
5.500%, 12/01/2021	1,225	1,302
McKesson
1.292%, 03/10/2017	535	536
Medtronic
1.500%, 03/15/2018 (B)	425	426
Mylan
1.350%, 11/29/2016	650	649
Providence Health & Services Obligated Group
1.055%, 10/01/2016 (A)	650	653
Thermo Fisher Scientific
1.300%, 02/01/2017	225	225
Valeant Pharmaceuticals International
5.625%, 12/01/2021 (B)	2,900	2,951

		11,154

Industrials — 0.9%
Air Lease
4.500%, 01/15/2016	600	615
2.125%, 01/15/2018	310	309
Bombardier (B)
7.500%, 03/15/2025	1,935	1,935
6.000%, 10/15/2022	2,500	2,394
Clean Harbors
5.250%, 08/01/2020	900	918
Continential
4.500%, 09/15/2019	625	647
GATX
1.250%, 03/04/2017	345	343
General Electric Capital MTN
1.250%, 05/15/2017	550	553
0.872%, 01/09/2020 (A)	1,000	1,003
0.763%, 01/14/2019 (A)	400	400
Nielsen Finance LLC
5.000%, 04/15/2022 (B)	5,000	5,113
Norbord
5.375%, 12/01/2020 (B)	3,409	3,324
PACCAR Financial MTN
1.100%, 06/06/2017	780	780
Pentair Finance
1.350%, 12/01/2015	80	80
Precision Castparts
0.700%, 12/20/2015	80	80
Rockwell Collins
0.591%, 12/15/2016 (A)	400	401

		18,895

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 0.7%
Audatex North America (B)
6.125%, 11/01/2023	$3,300	$3,498
6.000%, 06/15/2021	1,600	1,700
Bankrate
6.125%, 08/15/2018 (B)	3,145	3,153
CSC Holdings LLC
8.625%, 02/15/2019	1,090	1,271
Equinix
5.750%, 01/01/2025	3,535	3,712
Fidelity National Information Services
1.450%, 06/05/2017	295	295
Hewlett-Packard
1.193%, 01/14/2019 (A)	750	743
Western Union
2.375%, 12/10/2015	30	30

		14,402

Materials — 0.1%
Glencore Funding LLC
1.421%, 05/27/2016 (A) (B)	400	402
Monsanto
1.150%, 06/30/2017	900	902
Rio Tinto Finance USA
1.083%, 06/17/2016 (A)	400	401

		1,705

Telecommunication Services — 0.7%
British Telecommunications
1.625%, 06/28/2016	235	237
1.250%, 02/14/2017	415	414
CommScope (B)
5.500%, 06/15/2024	1,500	1,519
5.000%, 06/15/2021	1,000	1,012
GTP Acquisition Partners I LLC
7.628%, 06/15/2016 (B)	4,250	4,432
Hughes Satellite Systems
6.500%, 06/15/2019	250	273
SoftBank
4.500%, 04/15/2020 (B)	1,751	1,781
Thomson Reuters
1.650%, 09/29/2017	395	396
1.300%, 02/23/2017	400	400
Verizon Communications
1.991%, 09/14/2018 (A)	435	453
1.771%, 09/15/2016 (A)	3,400	3,459
1.350%, 06/09/2017	950	950

		15,326

Utilities — 0.3%
Dominion Gas Holdings LLC
1.050%, 11/01/2016	750	751
Eversource Energy
1.600%, 01/15/2018	290	290
Exelon
4.900%, 06/15/2015	600	607
RJS Power Holdings LLC
5.125%, 07/15/2019 (B)	3,005	2,960
Southern
1.300%, 08/15/2017	545	545

		5,153

Total Corporate Obligations (Cost $183,554) ($ Thousands)		184,936

26	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.2%
Ally Financial, 7.000% (B)	3,000	$3,008
Public Storage, 5.900% ‡	75,000	1,924

Total Preferred Stock (Cost $4,733) ($ Thousands)		4,932

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
FHLB
0.375%, 06/24/2016	$2,500	2,498
FNMA
0.500%, 03/30/2016	2,200	2,203

Total U.S. Government Agency Obligations (Cost $4,696) ($ Thousands)		4,701

MUNICIPAL BONDS — 0.2%
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	345	347
Illinois State, GO
4.050%, 06/01/2015	250	252
Illinois State, Ser B, GO
1.780%, 04/01/2016	1,000	1,003
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	285	285
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/2016	1,100	1,097
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	75	77
University of California, Ser Y-1, GO Callable 01/01/2017 @ 100
0.672%, 07/01/2041 (A)	755	755

Total Municipal Bonds (Cost $3,818) ($ Thousands)		3,816

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% * †	82,916,997	82,917

Total Cash Equivalent (Cost $82,917) ($ Thousands)		82,917

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 0.3%
BNP Paribas
0.080%, dated 02/27/15, to be repurchased on 03/02/15, repurchase price $6,300,042 (collateralized by U.S. Government obligations, 2.500%-6.500%, 12/01/2017-02/01/2045, par value ranging from $32,965-$5,963,439; total market value $6,426,000)	$6,300	$6,300

Total Repurchase Agreement (Cost $6,300) ($ Thousands)		6,300

U.S. TREASURY OBLIGATION (E)(F) — 0.0%
U.S. Treasury Bills
0.098%, 04/02/2015	500	500

Total U.S. Treasury Obligation (Cost $500) ($ Thousands)		500

Total Investments — 100.9% (Cost $2,115,744) ($ Thousands) ††		$2,120,753

A list of the open futures contracts held by the Fund at February 28, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	49	Jun-2015	$(6)
U.S. 10-Year Treasury Note	(20)	Jun-2015	2
U.S. 2-Year Treasury Note	(30)	Jun-2015	2
U.S. 5-Year Treasury Note	1	Jun-2015	—
U.S. 5-Year Treasury Note	(125)	Jun-2015	9
U.S. Long Treasury Bond	(1)	Jun-2015	—

			$7

For the period ended February 28, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,102,013 ($ Thousands).

*	The rate reported is the 7-day effective yield as of February 28, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2015.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Unsettled bank loan. Interest rate not available.

(D)	Security in default on interest payments.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at time of purchase.

(G)	Unfunded bank loan.

27	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Opportunistic Income Fund

February 28, 2015

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $2,115,744 ($ Thousands), and the unrealized appreciation and depreciation were $17,798 ($ Thousands) and $(12,789) ($ Thousands), respectively.

ABS — Asset-Based Security

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Company

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$849,539	$—	$849,539
Asset-Backed Securities	—	481,276	10,849	492,125
Loan Participations	—	490,987	—	490,987
Corporate Obligations	—	184,936	—	184,936
Preferred Stock	4,932	—	—	4,932
U.S. Government Agency Obligations	—	4,701	—	4,701
Municipal Bonds	—	3,816	—	3,816
Cash Equivalent	82,917	—	—	82,917
Repurchase Agreement	—	6,300	—	6,300
U.S. Treasury Obligation	—	500	—	500

Total Investments in Securities	$87,849	$2,022,055	$10,849	$2,120,753

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$13	$—	$—	$13
Unrealized Depreciation	(6)	—	—	(6)

Total Other Financial Instruments	$7	$—	$—	$7

(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

28	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 31.3%

Agency Mortgage-Backed Obligations — 25.0%
FHLMC
11.000%, 02/17/2021	$175	$195
10.000%, 03/17/2026 to 10/01/2030	1,096	1,225
8.000%, 06/01/2030	3	3
7.500%, 08/01/2030 to 09/01/2038	1,068	1,263
7.000%, 11/01/2015 to 03/01/2039	470	551
6.500%, 06/01/2017 to 09/01/2039	3,733	4,235
6.000%, 04/01/2017 to 08/01/2038	6,122	6,845
5.500%, 11/01/2018 to 12/01/2038	18,896	21,250
5.000%, 02/01/2019 to 08/01/2040	7,597	8,227
4.500%, 07/01/2026 to 03/01/2044	27,639	30,577
4.000%, 10/01/2025 to 11/01/2043	50,547	54,865
3.500%, 12/01/2028 to 02/01/2045	77,020	81,655
2.099%, 10/01/2036 (A)	772	815
FHLMC ARM (A)
3.868%, 01/01/2035	88	94
3.358%, 07/01/2036	211	220
2.893%, 03/01/2037	182	198
2.827%, 05/01/2036	266	289
2.818%, 02/01/2037	134	144
2.794%, 12/01/2036	221	240
2.771%, 03/01/2045	1,842	1,899
2.766%, 08/01/2044	832	859
2.754%, 04/01/2037	86	92
2.750%, 02/01/2045	1,906	1,963
2.727%, 03/01/2037	415	447
2.708%, 02/01/2045	2,432	2,502
2.681%, 04/01/2037	458	495
2.680%, 05/01/2037	1,170	1,268
2.631%, 05/01/2037	468	503
2.629%, 04/01/2038	157	169
2.610%, 11/01/2036	130	141
2.574%, 12/01/2042	318	325
2.571%, 12/01/2036	297	321
2.495%, 05/01/2037	144	155
2.489%, 04/01/2037	18	19
2.485%, 02/01/2037	660	704
2.480%, 10/01/2036 to 10/01/2037	1,097	1,177
2.471%, 05/01/2038	404	434
2.423%, 05/01/2037	291	312
2.414%, 09/01/2036	566	608
2.385%, 05/01/2037	366	389
2.375%, 05/01/2036 to 11/01/2036	493	525
2.370%, 05/01/2036	229	245
2.368%, 11/01/2036	262	281
2.365%, 01/01/2037	1,127	1,205
2.294%, 09/01/2036	288	306
2.285%, 09/01/2036	91	93
2.280%, 12/01/2036	95	101
2.276%, 02/01/2037	79	84
2.271%, 06/01/2037	162	172
2.250%, 11/01/2037	143	152
2.241%, 11/01/2036	277	295
2.237%, 10/01/2036	943	1,003
2.217%, 12/01/2036	518	553
2.138%, 09/01/2036	3,296	3,505
2.136%, 12/01/2036	662	703
2.119%, 08/01/2036	907	961
2.098%, 08/01/2037	962	1,029
2.095%, 10/01/2036	105	110

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.091%, 07/01/2036	$442	$467
2.000%, 08/01/2036	386	407
1.937%, 05/01/2037	173	182
1.925%, 04/01/2037	226	238
1.855%, 05/01/2037	2,333	2,460
1.607%, 08/01/2037	651	680
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	4	4
FHLMC CMO, Ser 1991-1142, Cl IA
7.000%, 10/15/2021	145	161
FHLMC CMO, Ser 1998-2075, Cl D
6.500%, 08/15/2028	522	598
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	36	41
FHLMC CMO, Ser 2001-2293, Cl ZA
6.000%, 03/15/2031	513	585
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	364	418
FHLMC CMO, Ser 2001-2357, Cl ZJ
6.500%, 09/15/2031	61	70
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	121	136
FHLMC CMO, Ser 2002-2434, Cl ZA
6.500%, 04/15/2032	947	1,092
FHLMC CMO, Ser 2002-2456, Cl CJ
6.500%, 06/15/2032	202	234
FHLMC CMO, Ser 2002-2458, Cl ZM
6.500%, 06/15/2032	500	570
FHLMC CMO, Ser 2002-41, Cl 2A
6.289%, 07/25/2032 (A)	565	598
FHLMC CMO, Ser 2002-42, Cl A5
7.500%, 02/25/2042	774	901
FHLMC CMO, Ser 2002-48, Cl 1A
5.638%, 07/25/2033 (A)	43	49
FHLMC CMO, Ser 2003-2551, Cl NS
14.168%, 01/15/2033 (A)	205	261
FHLMC CMO, Ser 2003-2631, Cl SA
14.535%, 06/15/2033 (A)	160	211
FHLMC CMO, Ser 2003-2671, Cl S
14.443%, 09/15/2033 (A)	153	196
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	333	356
FHLMC CMO, Ser 2003-2725, Cl SC
8.821%, 11/15/2033 (A)	131	145
FHLMC CMO, Ser 2003-54, Cl 2A
6.500%, 02/25/2043	401	472
FHLMC CMO, Ser 2003-54, Cl 3A
7.000%, 02/25/2043	504	619
FHLMC CMO, Ser 2003-57, Cl 1A1
6.500%, 07/25/2043	433	508
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	559	651
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	453	544
FHLMC CMO, Ser 2003-58, Cl 4A
7.500%, 09/25/2043	616	737
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	803	876
FHLMC CMO, Ser 2004-2764, Cl UG
5.000%, 03/15/2034	1,500	1,680
FHLMC CMO, Ser 2004-2835, Cl BO, PO
0.000%, 12/15/2028 (B)	12	12
FHLMC CMO, Ser 2004-2864, Cl NB
5.500%, 07/15/2033	1,188	1,260

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	$639	$777
FHLMC CMO, Ser 2004-60, Cl 1A2
7.000%, 03/25/2044	492	619
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	657	792
FHLMC CMO, Ser 2005-2945, Cl SA
11.984%, 03/15/2020 (A)	552	622
FHLMC CMO, Ser 2005-2950, Cl JO, PO
0.000%, 03/15/2020 (B)	68	67
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	268	294
FHLMC CMO, Ser 2005-2981, Cl FA
0.572%, 05/15/2035 (A)	268	270
FHLMC CMO, Ser 2005-2990, Cl LK
0.542%, 10/15/2034 (A)	461	463
FHLMC CMO, Ser 2005-3001, Cl HP
21.312%, 05/15/2035 (A)	79	115
FHLMC CMO, Ser 2005-3006, Cl QS
19.704%, 07/15/2035 (A)	330	423
FHLMC CMO, Ser 2005-3012, Cl GK
23.976%, 06/15/2035 (A)	103	153
FHLMC CMO, Ser 2005-3049, Cl XF
0.522%, 05/15/2033 (A)	303	304
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035 (B)	208	192
FHLMC CMO, Ser 2006-3100, Cl PO, PO
0.000%, 01/15/2036 (B)	405	385
FHLMC CMO, Ser 2006-3101, Cl UZ
6.000%, 01/15/2036	964	1,100
FHLMC CMO, Ser 2006-3137, Cl XP
6.000%, 04/15/2036	418	477
FHLMC CMO, Ser 2006-3151, Cl PO, PO
0.000%, 05/15/2036 (B)	202	188
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036 (B)	280	263
FHLMC CMO, Ser 2006-3164, Cl MG
6.000%, 06/15/2036	318	363
FHLMC CMO, Ser 2006-3189, Cl PC
6.000%, 08/15/2035	258	263
FHLMC CMO, Ser 2006-3195, Cl PD
6.500%, 07/15/2036	820	930
FHLMC CMO, Ser 2006-3200, Cl AY
5.500%, 08/15/2036	362	404
FHLMC CMO, Ser 2006-3202, Cl HI, IO
6.478%, 08/15/2036 (A)	476	87
FHLMC CMO, Ser 2006-3217, Cl CX, IO
6.418%, 09/15/2036 (A)	219	34
FHLMC CMO, Ser 2007-3262, Cl SG, IO
6.228%, 01/15/2037 (A)	240	29
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (B)	47	44
FHLMC CMO, Ser 2007-3345, Cl FP
0.372%, 11/15/2036 (A)	19	19
FHLMC CMO, Ser 2007-3345, Cl PF
0.352%, 05/15/2036 (A)	22	22
FHLMC CMO, Ser 2007-3346, Cl FA
0.402%, 02/15/2019 (A)	2,158	2,160
FHLMC CMO, Ser 2007-3373, Cl TO, PO
0.000%, 04/15/2037 (B)	83	78

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2007-3383, Cl SA, IO
6.278%, 11/15/2037 (A)	$275	$33
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.828%, 11/15/2037 (A)	290	40
FHLMC CMO, Ser 2007-3387, Cl SA, IO
6.248%, 11/15/2037 (A)	256	28
FHLMC CMO, Ser 2007-76, Cl 2A
2.919%, 10/25/2037 (A)	930	903
FHLMC CMO, Ser 2008-3422, Cl SE
17.020%, 02/15/2038 (A)	57	75
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.878%, 05/15/2038 (A)	237	35
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.858%, 05/15/2038 (A)	1,248	144
FHLMC CMO, Ser 2008-3455, Cl SE, IO
6.028%, 06/15/2038 (A)	1,296	182
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	160	176
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037 (B)	339	320
FHLMC CMO, Ser 2009-3515, Cl PI, IO
5.500%, 07/15/2037	33	—
FHLMC CMO, Ser 2009-3523, Cl SD
19.190%, 06/15/2036 (A)	155	210
FHLMC CMO, Ser 2009-3546, Cl A
1.942%, 02/15/2039 (A)	190	192
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036 (B)	279	268
FHLMC CMO, Ser 2009-3607, Cl AO, PO
0.000%, 04/15/2036 (B)	254	239
FHLMC CMO, Ser 2009-3607, Cl BO, PO
0.000%, 04/15/2036 (B)	181	171
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039 (B)	358	345
FHLMC CMO, Ser 2009-3608, Cl SC, IO
6.078%, 12/15/2039 (A)	743	87
FHLMC CMO, Ser 2009-3611, Cl PO, PO
0.000%, 07/15/2034 (B)	167	157
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040 (B)	229	216
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.058%, 01/15/2040 (A)	298	49
FHLMC CMO, Ser 2010-3626, Cl MA
5.000%, 02/15/2030	355	355
FHLMC CMO, Ser 2010-3632, Cl BS
16.927%, 02/15/2040 (A)	400	548
FHLMC CMO, Ser 2010-3659, Cl VE
5.000%, 03/15/2026	3,098	3,335
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	928	978
FHLMC CMO, Ser 2010-3680, Cl MA
4.500%, 07/15/2039	1,160	1,270
FHLMC CMO, Ser 2010-3688, Cl NI, IO
5.000%, 04/15/2032	1,064	80
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	1,298	1,520
FHLMC CMO, Ser 2010-3704, Cl DT
7.500%, 11/15/2036	385	442

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	$1,073	$126
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	995	42
FHLMC CMO, Ser 2010-3740, Cl SC, IO
5.828%, 10/15/2040 (A)	1,062	179
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	283	2
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	1,072	91
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	663	55
FHLMC CMO, Ser 2011-3793, Cl AB
3.500%, 01/15/2026	1,000	1,046
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	1,147	99
FHLMC CMO, Ser 2011-3802, Cl LS, IO
1.815%, 01/15/2040 (A)	1,786	135
FHLMC CMO, Ser 2011-3806, Cl L
3.500%, 02/15/2026	570	610
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	636	710
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	478	509
FHLMC CMO, Ser 2011-3866, Cl SA, IO
5.778%, 05/15/2041 (A)	1,917	301
FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	1,484	1,601
FHLMC CMO, Ser 2011-3895, Cl WA
5.706%, 10/15/2038 (A)	235	263
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.428%, 11/15/2041 (A)	2,098	405
FHLMC CMO, Ser 2012-4030, Cl HS, IO
6.438%, 04/15/2042 (A)	180	33
FHLMC CMO, Ser 2012-4048, Cl FB
0.642%, 10/15/2041 (A)	1,430	1,439
FHLMC CMO, Ser 2012-4048, Cl FJ
0.556%, 07/15/2037 (A)	1,247	1,246
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.878%, 07/15/2042 (A)	325	64
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	3,176	391
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.878%, 08/15/2042 (A)	404	78
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	5,990	6,119
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	1,324	215
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.978%, 11/15/2042 (A)	324	73
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.978%, 11/15/2042 (A)	347	82
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.978%, 11/15/2042 (A)	499	110
FHLMC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	12,923	12,963
FHLMC CMO, Ser 2013-4206, Cl CZ
3.000%, 05/15/2043	738	717
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,445	1,405
FHLMC CMO, Ser 2013-4217, Cl F
0.522%, 06/15/2043 (A)	1,656	1,651
FHLMC CMO, Ser 2013-4223, Cl CA
4.000%, 11/15/2039	2,742	2,947
FHLMC CMO, Ser 2013-4226, Cl GZ
3.000%, 07/15/2043	944	901

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2013-4227, Cl AB
3.500%, 10/15/2037	$2,828	$2,954
FHLMC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,359
FHLMC CMO, Ser 2014-4332, Cl GL
4.000%, 05/15/2039	4,029	4,314
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	2,824	2,979
FHLMC CMO, Ser 2015-4430, Cl A
4.000%, 04/15/2041	4,191	4,448
FHLMC GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	369	407
FHLMC Multifamily Structured Pass Through Certificates, Ser KSCT, Cl A2
4.285%, 01/25/2020	2,080	2,304
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K010, Cl A1
3.320%, 07/25/2020	57	59
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K007, Cl X1, IO
1.185%, 04/25/2020 (A)	10,552	479
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K015, Cl X1, IO
1.653%, 07/25/2021 (A)	3,089	268
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K016, Cl X1, IO
1.564%, 10/25/2021 (A)	534	45
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF05, Cl A
0.504%, 09/25/2021 (A)	9,487	9,487
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSMC, Cl A2
2.615%, 01/25/2023	2,000	2,026
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	1,896	2,143
FHLMC STRIPS CMO, Ser 2006-239, Cl S30, IO
7.528%, 08/15/2036 (A)	674	121
FHLMC STRIPS CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	1,841	134
FHLMC STRIPS CMO, Ser 2012-262, Cl 35
3.500%, 07/15/2042	3,022	3,161
FHLMC STRIPS CMO, Ser 2012-267, Cl F5
0.672%, 08/15/2042 (A)	2,554	2,578
FHLMC STRIPS CMO, Ser 2013-300, Cl 300
3.000%, 01/15/2043	6,379	6,513
FHLMC STRIPS CMO, Ser 2013-310, Cl PO, PO
0.000%, 09/15/2043 (B)	941	750
FHLMC TBA
6.000%, 09/01/2032 to 12/01/2032	65	74
5.500%, 01/01/2023 to 01/01/2039	5,546	6,244
FNMA
8.000%, 04/01/2015 to 11/01/2037	162	187
7.500%, 06/01/2030 to 04/01/2039	1,325	1,595
7.000%, 12/01/2015 to 02/01/2039	3,380	3,843

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.500%, 05/01/2017 to 07/01/2039	$9,066	$10,468
6.000%, 06/01/2016 to 11/01/2048	18,391	20,812
5.500%, 01/01/2018 to 08/01/2041	37,390	41,705
5.000%, 02/01/2020 to 05/01/2042	23,146	25,991
4.772%, 02/01/2020	548	612
4.666%, 07/01/2020	705	787
4.640%, 01/01/2021	954	1,077
4.540%, 01/01/2020 to 05/01/2021	2,883	3,220
4.514%, 12/01/2019	3,645	4,048
4.500%, 07/01/2020 to 12/31/2049	72,784	79,807
4.399%, 02/01/2020	6,000	6,648
4.390%, 05/01/2021	984	1,102
4.369%, 02/01/2020	1,874	2,072
4.368%, 04/01/2020	1,850	2,057
4.340%, 06/01/2021	1,000	1,118
4.338%, 11/01/2021	5,922	6,617
4.317%, 07/01/2021	1,238	1,384
4.300%, 04/01/2021 to 07/01/2021	6,509	7,279
4.260%, 07/01/2021	1,000	1,116
4.250%, 04/01/2021	3,000	3,356
4.240%, 06/01/2021	979	1,091
4.120%, 04/01/2020	1,126	1,237
4.066%, 07/01/2020	2,407	2,640
4.060%, 07/01/2021	3,240	3,584
4.050%, 01/01/2021	1,430	1,573
4.040%, 10/01/2020	2,120	2,333
4.000%, 04/01/2019 to 03/01/2045	111,564	120,950
3.980%, 08/01/2021	4,634	5,090
3.975%, 11/01/2020	768	839
3.940%, 07/01/2021	1,500	1,641
3.930%, 01/01/2021	986	1,077
3.820%, 06/01/2017	1,849	1,957
3.800%, 03/01/2018	1,884	2,006
3.770%, 09/01/2021	3,000	3,263
3.740%, 07/01/2020	1,329	1,439
3.670%, 07/01/2023	1,500	1,637
3.630%, 01/01/2018	2,000	2,118
3.615%, 12/01/2020	3,716	4,019
3.590%, 12/01/2020	932	1,005
3.583%, 09/01/2020	6,543	7,052
3.520%, 01/01/2018	2,864	3,027
3.505%, 09/01/2020	4,635	4,962
3.500%, 12/01/2029 to 02/01/2045	51,051	54,028
3.430%, 10/01/2020	1,874	2,004
3.380%, 01/01/2018	1,500	1,580
3.290%, 10/01/2020 to 08/01/2026	3,479	3,679
3.230%, 11/01/2020	1,444	1,532
3.030%, 12/01/2021	1,418	1,487
3.000%, 09/01/2033 to 09/01/2042	27,457	28,137
2.990%, 01/01/2025	1,250	1,296
2.940%, 05/01/2022	954	995
2.830%, 06/01/2022	2,583	2,670
2.820%, 06/01/2022	2,925	3,022
2.790%, 07/01/2022	1,000	1,029
2.763%, 06/01/2023	1,957	2,017
2.690%, 10/01/2017	1,439	1,486
2.670%, 07/01/2022	952	972
2.646%, 10/01/2022	8,183	8,368
2.600%, 06/01/2022	946	966
2.500%, 10/01/2042	5,252	5,171
2.490%, 03/01/2023	1,750	1,766
2.470%, 09/01/2022	1,433	1,445
2.400%, 12/01/2022 to 02/01/2023	3,700	3,708
2.390%, 12/01/2022	1,745	1,758
2.380%, 12/01/2022	1,994	2,005
2.370%, 07/01/2019 to 11/01/2022	2,000	2,031

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.340%, 12/01/2022 to 01/01/2023	$4,316	$4,326
2.320%, 12/01/2022	1,437	1,440
2.280%, 11/01/2022	1,921	1,919
2.210%, 12/01/2022	3,541	3,536
2.200%, 07/01/2019	2,396	2,439
2.190%, 12/01/2022	1,919	1,913
2.030%, 08/01/2019	2,030	2,049
2.000%, 12/01/2020	1,500	1,496
1.940%, 07/01/2019	990	993
1.690%, 12/01/2019	2,000	1,979
1.580%, 01/01/2020	1,911	1,893
1.470%, 12/01/2019	1,431	1,411
1.400%, 07/01/2017	2,500	2,511
FNMA ARM (A)
6.230%, 08/01/2036	93	100
6.011%, 05/01/2037	39	42
5.326%, 12/01/2035	65	70
3.223%, 04/01/2044	6,519	6,863
3.150%, 07/01/2044	772	804
2.751%, 02/01/2045	1,851	1,910
2.739%, 03/01/2045	917	946
2.735%, 01/01/2045	1,845	1,903
2.731%, 01/01/2045	2,767	2,853
2.667%, 11/01/2036	320	342
2.575%, 10/01/2036	1,412	1,522
2.498%, 09/01/2037	14	15
2.461%, 11/01/2036	512	546
2.445%, 03/01/2037	1,842	1,960
2.438%, 06/01/2036	530	569
2.411%, 12/01/2036	587	628
2.405%, 02/01/2037	578	616
2.368%, 05/01/2036	130	141
2.346%, 04/01/2037	469	503
2.345%, 06/01/2036	578	626
2.325%, 07/01/2037	188	202
2.308%, 09/01/2037	313	338
2.278%, 09/01/2036	355	379
2.270%, 07/01/2036	387	412
2.259%, 11/01/2037	250	267
2.258%, 06/01/2036	306	327
2.247%, 07/01/2037	522	556
2.244%, 08/01/2036	266	284
2.163%, 10/01/2036	300	320
2.141%, 09/01/2036	183	195
1.978%, 11/01/2037	403	427
1.819%, 01/01/2037	427	450
1.809%, 02/01/2037	254	268
1.780%, 09/01/2036	255	274
1.712%, 07/01/2037	235	247
1.689%, 05/01/2037	1,205	1,269
0.594%, 09/01/2022	1,170	1,177
0.544%, 01/01/2023	1,196	1,206
0.514%, 01/01/2023	958	967
0.504%, 01/01/2023	1,914	1,913
0.494%, 01/01/2023	2,500	2,499
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/2021	102	114
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	273	307
FNMA CMO, Ser 1992-41, Cl MA
8.000%, 08/25/2022	346	384
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	244	277
FNMA CMO, Ser 1992-96, Cl B, PO
0.000%, 05/25/2022 (B)	—	—

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023 (A)	$105	$135
FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/2023	502	561
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	520	573
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	429	491
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	382	434
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	296	339
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	302	337
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023 (B)	116	111
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/2041	409	467
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	37	41
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/2016	136	139
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	330	388
FNMA CMO, Ser 2002-10, Cl SB
18.790%, 03/25/2017 (A)	20	23
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	474	558
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/2042	584	665
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	1,734	2,004
FNMA CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034 (A)	23	30
FNMA CMO, Ser 2003-129, Cl ME
5.000%, 08/25/2023	304	315
FNMA CMO, Ser 2003-131, Cl SK
15.858%, 01/25/2034 (A)	218	283
FNMA CMO, Ser 2003-17, Cl EQ
5.500%, 03/25/2023	1,503	1,686
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	1,705	1,913
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033 (B)	110	102
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/2023	172	175
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/2020	1,318	1,382
FNMA CMO, Ser 2004-17, Cl H
5.500%, 04/25/2034	983	1,090
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034 (B)	257	246
FNMA CMO, Ser 2004-52, Cl NE
4.500%, 07/25/2033	105	109
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032 (B)	14	14
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032 (B)	59	59
FNMA CMO, Ser 2004-61, Cl FH
0.971%, 11/25/2032 (A)	570	584
FNMA CMO, Ser 2005-100, Cl BQ
5.500%, 11/25/2025	980	1,100
FNMA CMO, Ser 2005-106, Cl US
23.940%, 11/25/2035 (A)	489	732
FNMA CMO, Ser 2005-14, Cl BD
4.500%, 03/25/2020	656	688

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	$844	$920
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	530	578
FNMA CMO, Ser 2005-72, Cl SB
16.448%, 08/25/2035 (A)	145	193
FNMA CMO, Ser 2005-74, Cl CS
19.550%, 05/25/2035 (A)	267	361
FNMA CMO, Ser 2005-74, Cl SK
19.660%, 05/25/2035 (A)	204	277
FNMA CMO, Ser 2005-90, Cl ES
16.448%, 10/25/2035 (A)	184	232
FNMA CMO, Ser 2005-90, Cl PO, PO
0.000%, 09/25/2035 (B)	124	119
FNMA CMO, Ser 2006-104, Cl IC, IO
6.389%, 11/25/2036 (A)	1,214	262
FNMA CMO, Ser 2006-117, Cl GS, IO
6.479%, 12/25/2036 (A)	205	42
FNMA CMO, Ser 2006-118, Cl A2
0.237%, 12/25/2036 (A)	499	498
FNMA CMO, Ser 2006-125, Cl SM, IO
7.029%, 01/25/2037 (A)	1,234	207
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036 (B)	217	202
FNMA CMO, Ser 2006-23, Cl FK
0.421%, 04/25/2036 (A)	311	312
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036 (B)	209	198
FNMA CMO, Ser 2006-3, Cl DO, PO
0.000%, 03/25/2036 (B)	229	216
FNMA CMO, Ser 2006-33, Cl LS
29.381%, 05/25/2036 (A)	173	309
FNMA CMO, Ser 2006-44, Cl FP
0.571%, 06/25/2036 (A)	216	217
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/2033 (B)	108	101
FNMA CMO, Ser 2006-46, Cl SW
23.572%, 06/25/2036 (A)	158	227
FNMA CMO, Ser 2006-51, Cl SP, IO
6.479%, 03/25/2036 (A)	226	37
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	377	439
FNMA CMO, Ser 2006-56, Cl FC
0.461%, 07/25/2036 (A)	274	275
FNMA CMO, Ser 2006-56, Cl PF
0.521%, 07/25/2036 (A)	333	335
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035 (B)	209	204
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/2036 (B)	532	502
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	532	624
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	278	317
FNMA CMO, Ser 2006-94, Cl GI, IO
6.479%, 10/25/2026 (A)	630	90
FNMA CMO, Ser 2007-100, Cl SM, IO
6.279%, 10/25/2037 (A)	701	84
FNMA CMO, Ser 2007-101, Cl A2
0.421%, 06/27/2036 (A)	911	898
FNMA CMO, Ser 2007-112, Cl SA, IO
6.279%, 12/25/2037 (A)	639	107
FNMA CMO, Ser 2007-114, Cl A6
0.371%, 10/27/2037 (A)	1,600	1,578
FNMA CMO, Ser 2007-116, Cl HI, IO
1.489%, 01/25/2038 (A)	1,065	74

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/2035	$2,650	$2,984
FNMA CMO, Ser 2007-29, Cl SG
22.096%, 04/25/2037 (A)	132	184
FNMA CMO, Ser 2007-43, Cl FL
0.471%, 05/25/2037 (A)	99	99
FNMA CMO, Ser 2007-53, Cl SH, IO
5.929%, 06/25/2037 (A)	451	59
FNMA CMO, Ser 2007-54, Cl FA
0.571%, 06/25/2037 (A)	374	376
FNMA CMO, Ser 2007-60, Cl AX, IO
6.979%, 07/25/2037 (A)	969	143
FNMA CMO, Ser 2007-64, Cl FA
0.641%, 07/25/2037 (A)	39	39
FNMA CMO, Ser 2007-65, Cl KI, IO
6.449%, 07/25/2037 (A)	481	74
FNMA CMO, Ser 2007-68, Cl SC, IO
6.529%, 07/25/2037 (A)	612	99
FNMA CMO, Ser 2007-72, Cl EK, IO
6.229%, 07/25/2037 (A)	617	96
FNMA CMO, Ser 2007-79, Cl SB
23.390%, 08/25/2037 (A)	67	96
FNMA CMO, Ser 2007-85, Cl SG
15.823%, 09/25/2037 (A)	147	184
FNMA CMO, Ser 2007-92, Cl YS, IO
5.609%, 06/25/2037 (A)	571	65
FNMA CMO, Ser 2008-1, Cl BI, IO
5.739%, 02/25/2038 (A)	578	68
FNMA CMO, Ser 2008-20, Cl SA, IO
6.819%, 03/25/2038 (A)	361	52
FNMA CMO, Ser 2008-22, Cl SI, IO
6.259%, 03/25/2037 (A)	6,259	406
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/2023	898	949
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	123	135
FNMA CMO, Ser 2008-24, Cl PF
0.821%, 02/25/2038 (A)	373	379
FNMA CMO, Ser 2008-32, Cl SA, IO
6.679%, 04/25/2038 (A)	183	26
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	421	3
FNMA CMO, Ser 2008-4, Cl SD, IO
5.829%, 02/25/2038 (A)	1,495	173
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/2023	1,848	1,963
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	643	701
FNMA CMO, Ser 2009-103, Cl MB
2.313%, 12/25/2039 (A)	482	500
FNMA CMO, Ser 2009-17, Cl QS, IO
6.479%, 03/25/2039 (A)	264	37
FNMA CMO, Ser 2009-20, Cl DT
4.500%, 04/25/2039	1,435	1,582
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	405	54
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037 (B)	702	651
FNMA CMO, Ser 2009-84, Cl WS, IO
5.729%, 10/25/2039 (A)	277	31
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (B)	4,346	4,160
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	238	46
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037 (B)	514	478

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-99, Cl SC, IO
6.009%, 12/25/2039 (A)	$370	$46
FNMA CMO, Ser 2010-1, Cl WA
6.191%, 02/25/2040 (A)	382	414
FNMA CMO, Ser 2010-100, Cl SD, IO
6.409%, 09/25/2040 (A)	2,360	453
FNMA CMO, Ser 2010-111, Cl AE
5.500%, 04/25/2038	1,149	1,231
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	3,600	3,908
FNMA CMO, Ser 2010-133, Cl A
5.500%, 05/25/2038	864	924
FNMA CMO, Ser 2010-142, Cl SM, IO
6.359%, 12/25/2040 (A)	909	143
FNMA CMO, Ser 2010-148, Cl MA
4.000%, 02/25/2039	432	453
FNMA CMO, Ser 2010-150, Cl SK, IO
6.291%, 01/25/2041 (A)	1,688	307
FNMA CMO, Ser 2010-16, Cl WA
6.438%, 03/25/2040 (A)	469	526
FNMA CMO, Ser 2010-23, Cl KS, IO
6.929%, 02/25/2040 (A)	475	61
FNMA CMO, Ser 2010-27, Cl AS, IO
6.309%, 04/25/2040 (A)	2,219	332
FNMA CMO, Ser 2010-35, Cl SB, IO
6.249%, 04/25/2040 (A)	497	80
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035 (B)	234	219
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/2038	533	548
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/2040	718	785
FNMA CMO, Ser 2010-68, Cl SA, IO
4.829%, 07/25/2040 (A)	2,153	298
FNMA CMO, Ser 2011-117, Cl LS, IO
6.393%, 10/25/2040 (A)	4,121	800
FNMA CMO, Ser 2011-2, Cl WA
5.716%, 02/25/2051 (A)	348	382
FNMA CMO, Ser 2011-30, Cl LS, IO
1.832%, 04/25/2041 (A)	1,319	101
FNMA CMO, Ser 2011-43, Cl WA
5.899%, 05/25/2051 (A)	630	689
FNMA CMO, Ser 2011-53, Cl TN
4.000%, 06/25/2041	3,909	4,194
FNMA CMO, Ser 2011-75, Cl FA
0.721%, 08/25/2041 (A)	365	370
FNMA CMO, Ser 2011-90, Cl AS, IO
6.229%, 09/25/2041 (A)	2,066	382
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	3,031	381
FNMA CMO, Ser 2011-96, Cl SA, IO
6.379%, 10/25/2041 (A)	3,627	636
FNMA CMO, Ser 2011-M1, Cl A3
3.763%, 06/25/2021	1,500	1,624
FNMA CMO, Ser 2011-M2, Cl A3
3.764%, 07/25/2021	7,500	8,132
FNMA CMO, Ser 2011-M4, Cl A2
3.726%, 06/25/2021	2,500	2,715
FNMA CMO, Ser 2012-101, Cl FC
0.671%, 09/25/2042 (A)	832	840
FNMA CMO, Ser 2012-112, Cl DA
3.000%, 10/25/2042	7,893	8,024
FNMA CMO, Ser 2012-112, Cl FD
0.671%, 10/25/2042 (A)	867	875
FNMA CMO, Ser 2012-128, Cl SL, IO
5.979%, 11/25/2042 (A)	778	187

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-128, Cl SQ, IO
5.979%, 11/25/2042 (A)	$1,041	$248
FNMA CMO, Ser 2012-133, Cl CS, IO
5.979%, 12/25/2042 (A)	1,958	418
FNMA CMO, Ser 2012-133, Cl SA, IO
5.979%, 12/25/2042 (A)	342	86
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	1,845	1,882
FNMA CMO, Ser 2012-134, Cl MS, IO
5.979%, 12/25/2042 (A)	949	190
FNMA CMO, Ser 2012-137, Cl CF
0.471%, 08/25/2041 (A)	1,259	1,254
FNMA CMO, Ser 2012-139, Cl DI, IO
3.000%, 12/25/2027	2,067	220
FNMA CMO, Ser 2012-14, Cl FB
0.621%, 08/25/2037 (A)	652	656
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	141	158
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	1,756	1,994
FNMA CMO, Ser 2012-47, Cl HF
0.571%, 05/25/2027 (A)	3,025	3,038
FNMA CMO, Ser 2012-70, Cl HS, IO
5.829%, 07/25/2042 (A)	7,314	1,552
FNMA CMO, Ser 2012-70, Cl YS, IO
6.479%, 02/25/2041 (A)	653	126
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (B)	124	113
FNMA CMO, Ser 2012-74, Cl SA, IO
6.479%, 03/25/2042 (A)	1,792	325
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (B)	247	227
FNMA CMO, Ser 2012-75, Cl NS, IO
6.429%, 07/25/2042 (A)	714	143
FNMA CMO, Ser 2012-89, Cl FD
0.621%, 04/25/2039 (A)	1,207	1,217
FNMA CMO, Ser 2012-93, Cl IB, IO
3.000%, 09/25/2027	8,078	887
FNMA CMO, Ser 2012-93, Cl SG, IO
5.929%, 09/25/2042 (A)	1,038	225
FNMA CMO, Ser 2012-97, Cl FB
0.671%, 09/25/2042 (A)	1,247	1,259
FNMA CMO, Ser 2012-M11, Cl FA
0.675%, 08/25/2019 (A)	560	563
FNMA CMO, Ser 2012-M12, Cl 1A
2.840%, 08/25/2022 (A)	8,009	8,294
FNMA CMO, Ser 2012-M14, Cl X1, IO
4.207%, 02/25/2017 (A)	25,010	1,550
FNMA CMO, Ser 2012-M8, Cl ASQ3
1.801%, 12/25/2019	400	401
FNMA CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043 (B)	2,065	1,650
FNMA CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043 (B)	4,673	3,751
FNMA CMO, Ser 2013-101, Cl DO, PO
0.000%, 10/25/2043 (B)	1,110	889
FNMA CMO, Ser 2013-128, Cl PO, PO
0.000%, 12/25/2043 (B)	1,377	1,129
FNMA CMO, Ser 2013-133, Cl AB
4.000%, 06/25/2039	1,684	1,810
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	2,011	244
FNMA CMO, Ser 2013-67, Cl KS, IO
5.929%, 07/25/2043 (A)	973	194
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	3,840	4,374

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	$3,907	$4,344
FNMA CMO, Ser 2013-92, Cl PO, PO
0.000%, 09/25/2043 (B)	924	749
FNMA CMO, Ser 2013-94, Cl HA
4.000%, 01/25/2040	768	827
FNMA CMO, Ser 2014-9, Cl A
4.000%, 05/25/2037	1,474	1,589
FNMA CMO, Ser 2014-M12, Cl FA
0.465%, 10/25/2021 (A)	6,868	6,866
FNMA CMO, Ser 2014-M3, Cl X2, IO
0.132%, 01/25/2024 (A)	68,510	589
FNMA CMO, Ser 2014-M8, Cl FA
0.416%, 05/25/2018 (A)	5,718	5,720
FNMA CMO, Ser K038, Cl A2
3.389%, 03/25/2024	857	917
FNMA Grantor Trust CMO, Ser 2000-T6, Cl A1
7.500%, 06/25/2030	704	811
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/2041	1,220	1,419
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	484	556
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	537	619
FNMA Interest STRIP CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	2,284	449
FNMA Interest STRIP CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	1,108	1,125
FNMA Interest STRIPS CMO, Ser 1997-293, Cl 1, PO
0.000%, 12/01/2024 (B)	248	237
FNMA Interest STRIPS CMO, Ser 1998-300, Cl 1, PO
0.000%, 09/01/2024 (B)	154	148
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	399	83
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/01/2033	575	124
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	4,562	408
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	3,138	348
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	1,863	409
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	2,633	495
FNMA Interest STRIPS CMO, Ser 2012-412, Cl F2
0.671%, 08/25/2042 (A)	1,286	1,297
FNMA REMIC Trust CMO, Ser 2007-W7, Cl 1A4
38.154%, 07/25/2037 (A)	20	33
FNMA TBA
4.000%, 03/25/2045 to 04/25/2045	24,985	26,692

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.500%, 03/25/2030 to 04/25/2045	$70,750	$74,046
3.000%, 03/15/2030 to 04/25/2045	59,705	61,599
2.500%, 03/01/2026 to 03/25/2030	18,980	19,440
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
6.544%, 12/25/2042 (A)	680	792
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	927	1,006
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	929	1,048
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/2042	353	407
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	300	348
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	572	673
FNMA Whole Loan CMO, Ser 2004-W10, Cl A6
5.750%, 08/25/2034	2,000	2,284
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	502	577
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/2044	476	538
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.391%, 03/25/2045 (A)	1,380	1,384
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	210	245
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.391%, 02/25/2036 (A)	327	327
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.431%, 11/25/2046 (A)	664	665
FNMA Whole Loan CMO, Ser 2009-W1, Cl A
6.000%, 12/25/2049	959	1,098
GNMA
9.500%, 12/15/2020	3	3
7.500%, 10/15/2037 to 09/20/2038	557	650
7.000%, 12/20/2017 to 06/15/2035	2,243	2,615
6.500%, 01/15/2024 to 02/15/2039	3,198	3,699
6.000%, 12/15/2023 to 10/20/2040	10,253	11,839
5.000%, 07/20/2040 to 11/20/2040	772	864
4.500%, 01/20/2040 to 07/20/2041	13,778	15,021
GNMA ARM
1.625%, 04/20/2028 to 07/20/2034 (A)	537	559
1.550%, 01/20/2060 (A)	1,231	1,282
GNMA CMO, Ser 2001-22, Cl PS
20.558%, 03/17/2031 (A)	429	671
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	1,042	1,223
GNMA CMO, Ser 2002-23, Cl SD
20.483%, 04/16/2032 (A)	603	963
GNMA CMO, Ser 2002-57, Cl SB
109.920%, 08/16/2032	52	236

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2003-60, Cl GS
12.130%, 05/16/2033 (A)	$54	$64
GNMA CMO, Ser 2003-75, Cl ZX
6.000%, 09/16/2033	2,397	2,785
GNMA CMO, Ser 2003-97, Cl SA, IO
6.378%, 11/16/2033 (A)	323	66
GNMA CMO, Ser 2004-28, Cl SV
8.832%, 04/20/2034 (A)	384	408
GNMA CMO, Ser 2004-34, Cl CS
19.507%, 02/20/2034 (A)	32	46
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	145	163
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033 (B)	15	15
GNMA CMO, Ser 2004-87, Cl SB
7.479%, 03/17/2033 (A)	88	95
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	60	63
GNMA CMO, Ser 2005-3, Cl SB, IO
5.932%, 01/20/2035 (A)	634	95
GNMA CMO, Ser 2005-7, Cl JM
16.342%, 05/18/2034 (A)	57	64
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	1,000	1,160
GNMA CMO, Ser 2006-16, Cl GS, IO
6.822%, 04/20/2036 (A)	1,201	219
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036 (B)	57	53
GNMA CMO, Ser 2006-38, Cl SG, IO
6.477%, 09/20/2033 (A)	174	2
GNMA CMO, Ser 2006-38, Cl SW, IO
6.332%, 06/20/2036 (A)	451	50
GNMA CMO, Ser 2007-17, Cl AF
0.368%, 04/16/2037 (A)	452	452
GNMA CMO, Ser 2007-26, Cl SW, IO
6.032%, 05/20/2037 (A)	920	118
GNMA CMO, Ser 2007-27, Cl SD, IO
6.032%, 05/20/2037 (A)	373	48
GNMA CMO, Ser 2007-42, Cl SB, IO
6.582%, 07/20/2037 (A)	535	82
GNMA CMO, Ser 2007-45, Cl QA, IO
6.467%, 07/20/2037 (A)	331	48
GNMA CMO, Ser 2007-72, Cl US, IO
6.377%, 11/20/2037 (A)	349	53
GNMA CMO, Ser 2007-78, Cl SA, IO
6.362%, 12/16/2037 (A)	6,251	812
GNMA CMO, Ser 2007-81, Cl SP, IO
6.482%, 12/20/2037 (A)	447	65
GNMA CMO, Ser 2007-82, Cl SA, IO
6.362%, 12/20/2037 (A)	292	42
GNMA CMO, Ser 2007-9, Cl CI, IO
6.027%, 03/20/2037 (A)	432	56
GNMA CMO, Ser 2008-10, Cl S, IO
5.662%, 02/20/2038 (A)	541	68
GNMA CMO, Ser 2008-2, Cl MS, IO
9.992%, 01/16/2038 (A)	323	61
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033 (B)	115	111
GNMA CMO, Ser 2008-33, Cl XS, IO
7.532%, 04/16/2038 (A)	223	47
GNMA CMO, Ser 2008-55, Cl SA, IO
6.032%, 06/20/2038 (A)	476	58
GNMA CMO, Ser 2008-95, Cl DS, IO
7.132%, 12/20/2038 (A)	749	117
GNMA CMO, Ser 2009-102, Cl SM, IO
6.232%, 06/16/2039 (A)	812	79

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-106, Cl AS, IO
6.232%, 11/16/2039 (A)	$908	$124
GNMA CMO, Ser 2009-106, Cl KS, IO
6.232%, 11/20/2039 (A)	9,117	1,362
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	287	48
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/2039	15	3
GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/2037	542	49
GNMA CMO, Ser 2009-22, Cl SA, IO
6.102%, 04/20/2039 (A)	747	89
GNMA CMO, Ser 2009-24, Cl DS, IO
6.132%, 03/20/2039 (A)	289	19
GNMA CMO, Ser 2009-25, Cl SE, IO
7.432%, 09/20/2038 (A)	285	47
GNMA CMO, Ser 2009-31, Cl TS, IO
6.127%, 03/20/2039 (A)	671	66
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/2039	119	19
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/2037 (A)	1,072	34
GNMA CMO, Ser 2009-42, Cl SC, IO
5.912%, 06/20/2039 (A)	235	27
GNMA CMO, Ser 2009-43, Cl SA, IO
5.782%, 06/20/2039 (A)	598	78
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/2020	619	628
GNMA CMO, Ser 2009-6, Cl SH, IO
5.872%, 02/20/2039 (A)	512	59
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	294	28
GNMA CMO, Ser 2009-65, Cl TS, IO
6.232%, 12/20/2038 (A)	882	73
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	2,245	2,651
GNMA CMO, Ser 2009-66, Cl XS, IO
6.632%, 07/16/2039 (A)	95	14
GNMA CMO, Ser 2009-67, Cl SA, IO
5.882%, 08/16/2039 (A)	578	71
GNMA CMO, Ser 2009-72, Cl SM, IO
6.082%, 08/16/2039 (A)	908	119
GNMA CMO, Ser 2009-75, Cl VM
5.000%, 12/20/2019	641	660
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037 (B)	574	550
GNMA CMO, Ser 2009-8, Cl PS, IO
6.128%, 08/16/2038 (A)	84	9
GNMA CMO, Ser 2009-83, Cl TS, IO
5.932%, 08/20/2039 (A)	592	66
GNMA CMO, Ser 2010-106, Cl SH, IO
5.928%, 08/20/2040 (A)	1,245	266
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032 (B)	248	242
GNMA CMO, Ser 2010-14, Cl BO, PO
0.000%, 11/20/2035 (B)	308	295
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035 (B)	374	360
GNMA CMO, Ser 2010-144, Cl BI, IO
4.000%, 09/16/2037	2,817	176
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040 (B)	1,011	869
GNMA CMO, Ser 2010-31, Cl GS, IO
6.332%, 03/20/2039 (A)	527	67
GNMA CMO, Ser 2010-4, Cl NS, IO
6.222%, 01/16/2040 (A)	12,008	1,864

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-4, Cl SL, IO
6.232%, 01/16/2040 (A)	$252	$44
GNMA CMO, Ser 2010-47, Cl PX, IO
6.532%, 06/20/2037 (A)	1,431	247
GNMA CMO, Ser 2010-47, Cl XN, IO
6.382%, 04/16/2034 (A)	69	3
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	2,900	3,114
GNMA CMO, Ser 2010-7, Cl EA
5.000%, 06/16/2038	895	972
GNMA CMO, Ser 2010-74, Cl C
4.244%, 05/16/2041 (A)	5,000	5,275
GNMA CMO, Ser 2010-85, Cl HS, IO
6.482%, 01/20/2040 (A)	1,172	199
GNMA CMO, Ser 2010-H10, Cl FC
1.169%, 05/20/2060 (A)	4,407	4,491
GNMA CMO, Ser 2010-H17, Cl XQ
5.240%, 07/20/2060 (A)	1,898	2,078
GNMA CMO, Ser 2010-H26, Cl LF
0.508%, 08/20/2058 (A)	5,977	5,956
GNMA CMO, Ser 2011-135, Cl SN, IO
5.827%, 10/16/2041 (A)	1,225	242
GNMA CMO, Ser 2011-142, Cl IO, IO
0.929%, 09/16/2046 (A)	41,907	1,998
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	114	25
GNMA CMO, Ser 2011-163, Cl WA
5.843%, 12/20/2038 (A)	618	685
GNMA CMO, Ser 2011-H09, Cl AF
0.658%, 03/20/2061 (A)	1,516	1,519
GNMA CMO, Ser 2012-112, Cl IO, IO
0.815%, 02/16/2053 (A)	28,602	1,826
GNMA CMO, Ser 2012-124, Cl AS, IO
6.032%, 10/16/2042 (A)	1,676	333
GNMA CMO, Ser 2012-125, Cl IO, IO
0.862%, 02/16/2053 (A)	14,809	1,006
GNMA CMO, Ser 2012-141, Cl WC
3.781%, 01/20/2042 (A)	780	817
GNMA CMO, Ser 2012-142, Cl IO, IO
1.151%, 04/16/2054 (A)	22,385	1,413
GNMA CMO, Ser 2012-27, Cl IO, IO
1.238%, 04/16/2053 (A)	13,578	868
GNMA CMO, Ser 2012-61, Cl FM
0.568%, 05/16/2042 (A)	1,075	1,081
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	2,142	258
GNMA CMO, Ser 2012-98, Cl SA, IO
5.893%, 08/16/2042 (A)	1,515	253
GNMA CMO, Ser 2012-H15, Cl FA
0.608%, 05/20/2062 (A)	1,087	1,088
GNMA CMO, Ser 2012-H21, Cl CF
0.858%, 05/20/2061 (A)	2,128	2,137
GNMA CMO, Ser 2012-H21, Cl DF
0.808%, 05/20/2061 (A)	1,424	1,428
GNMA CMO, Ser 2012-H22, Cl FD
0.628%, 01/20/2061 (A)	2,314	2,313
GNMA CMO, Ser 2012-H24, Cl FA
0.608%, 03/20/2060 (A)	996	997
GNMA CMO, Ser 2012-H24, Cl FE
0.758%, 10/20/2062 (A)	1,399	1,398
GNMA CMO, Ser 2012-H24, Cl FG
0.588%, 04/20/2060 (A)	1,913	1,915
GNMA CMO, Ser 2012-H26, Cl MA
0.708%, 07/20/2062 (A)	1,420	1,422
GNMA CMO, Ser 2012-H27, Cl FB
0.658%, 10/20/2062 (A)	2,979	2,980

9	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2012-H28, Cl FA
0.738%, 09/20/2062 (A)	$2,169	$2,172
GNMA CMO, Ser 2012-H30, Cl JA
0.638%, 01/20/2060 (A)	1,203	1,205
GNMA CMO, Ser 2012-H30, Cl PA
0.608%, 11/20/2059 (A)	1,018	1,020
GNMA CMO, Ser 2013-145, Cl IO, IO
1.123%, 09/16/2044 (A)	12,348	889
GNMA CMO, Ser 2013-152, Cl HS, IO
6.527%, 06/20/2043 (A)	2,521	504
GNMA CMO, Ser 2013-163, Cl IO, IO
1.216%, 02/16/2046 (A)	12,012	927
GNMA CMO, Ser 2013-178, Cl A
2.250%, 03/16/2035	1,374	1,388
GNMA CMO, Ser 2013-178, Cl IO, IO
0.933%, 06/16/2055 (A)	7,482	434
GNMA CMO, Ser 2013-187, Cl S, IO
5.977%, 12/20/2043 (A)	332	63
GNMA CMO, Ser 2013-193, Cl AB
2.000%, 12/16/2049	974	980
GNMA CMO, Ser 2013-63, Cl IO, IO
0.773%, 09/16/2051 (A)	36,889	2,320
GNMA CMO, Ser 2013-H01, Cl FA
1.650%, 01/20/2063	3,554	3,538
GNMA CMO, Ser 2013-H01, Cl JA
0.478%, 01/20/2063 (A)	1,365	1,354
GNMA CMO, Ser 2013-H01, Cl TA
0.658%, 01/20/2063 (A)	1,779	1,779
GNMA CMO, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	1,490	1,484
GNMA CMO, Ser 2014-124, Cl IE, IO
0.888%, 05/16/2054 (A)	17,853	1,149
GNMA CMO, Ser 2014-47, Cl IA, IO
1.380%, 02/16/2048 (A)	13,488	1,056
GNMA CMO, Ser 2014-50, Cl IO, IO
1.036%, 09/16/2055 (A)	13,269	963
GNMA CMO, Ser 2014-H04, Cl FB
0.818%, 02/20/2064 (A)	2,933	2,954
GNMA TBA
4.000%, 03/01/2045 to 03/20/2045	17,665	18,783
3.500%, 04/15/2041 to 03/20/2045	62,040	64,902
3.000%, 03/20/2045	3,505	3,598
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	1,100	1,127
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	4,921	4,979
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.621%, 10/07/2020 (A)	7,318	7,361
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.538%, 11/06/2017 (A)	2,947	2,955
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.728%, 12/08/2020 (A)	1,154	1,165
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
0.728%, 12/08/2020 (A)	411	415
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 3A
2.400%, 12/08/2020	221	223
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.621%, 01/08/2020 (A)	57	57

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.568%, 02/06/2020 (A)	$676	$680

		1,564,007

Non-Agency Mortgage-Backed Obligations — 6.3%
A10 Securitization LLC, Ser 2012-1, Cl A
3.492%, 04/15/2024 (C)	95	96
A10 Term Asset Financing LLC, Ser 2013-2, Cl B
4.380%, 11/15/2027 (C)	250	255
A10 Term Asset Financing LLC, Ser 2014-1, Cl A1
1.720%, 04/15/2033 (C)	593	593
A10 Term Asset Financing LLC, Ser 2014-1, Cl A2
3.020%, 04/15/2033 (C)	603	606
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.401%, 02/02/2037 (A)(C)	9	9
Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031 (B)(C)	118	102
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A)(C)	570	582
ASG Resecuritization Trust, Ser 2009-2, Cl G60
4.658%, 05/24/2036 (A)(C)	353	355
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.287%, 03/26/2037 (A)(C)	633	630
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/2037 (C)	220	222
ASG Resecuritization Trust, Ser 2011-1, Cl 3A50
2.824%, 11/28/2035 (A)(C)	355	349
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034 (C)	183	192
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034 (C)	373	389
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/2033 (C)	274	285
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018 (C)	217	219
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033 (C)	23	23
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019 (C)	144	147
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019 (C)	163	169
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.165%, 11/25/2021 (A)(C)	102	99
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.345%, 04/25/2037 (A)(C)	288	236

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Commercial Mortgage, Ser 2005-3, Cl A4
4.668%, 07/10/2043	$500	$502
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	1,050	1,056
Banc of America Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/2045	405	407
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/2045 (A)	242	245
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/2045 (A)	900	917
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	767	803
Banc of America Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/2046	738	767
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/2047	490	510
Banc of America Commercial Mortgage, Ser 2006-5, Cl AM
5.448%, 09/10/2047	2,370	2,471
Banc of America Commercial Mortgage, Ser 2007-5, Cl A4
5.492%, 02/10/2051	300	319
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032 (C)	16	17
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034 (C)	248	267
Banc of America Funding, Ser 2004-C, Cl 1A1
2.802%, 12/20/2034 (A)(C)	78	77
Banc of America Funding , Ser 2005-B, Cl 2A1
2.682%, 04/20/2035 (A)(C)	2,975	2,681
Banc of America Funding, Ser 2006-G, Cl 2A3
0.338%, 07/20/2036 (A)(C)	301	301
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.179%, 08/26/2035 (A)(C)	251	255
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (C)	62	62
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (C)	1,279	1,268
Banc of America Funding, Ser 2015-R2, Cl 9A1
0.383%, 03/25/2037 (A)(C)	7,800	7,488
Banc of America Mortgage Securities, Ser 2003-3, Cl 1A7
5.500%, 05/25/2033 (C)	302	311
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.718%, 05/25/2018 (A)(C)	71	69
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.618%, 08/25/2018 (A)(C)	45	45

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2003-A, Cl 2A2
3.088%, 02/25/2033 (A)(C)	$3	$2
Banc of America Mortgage Securities, Ser 2003-E, Cl 2A2
2.734%, 06/25/2033 (A)(C)	162	163
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034 (C)	212	217
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019 (C)	57	59
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019 (C)	43	43
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032 (C)	49	51
Banc of America Re-Remic Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/2030 (C)	411	416
Bayview Commercial Asset Trust, Ser 2005-3A, Cl A1
0.491%, 11/25/2035 (A)(C)	3,860	3,505
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
0.401%, 12/25/2036 (A)(C)	1,707	1,548
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (C)	900	929
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	1,500	1,483
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/2037 (C)	102	104
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/2037 (A)(C)	314	323
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (C)	356	370
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/2036 (A)(C)	386	388
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.448%, 04/26/2037 (A)(C)	425	433
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
4.214%, 04/26/2035 (A)(C)	68	67
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.066%, 07/26/2045 (A)(C)	704	706
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.813%, 02/26/2047 (A)(C)	106	105
BCAP LLC Trust, Ser 2010-RR8, Cl 3A4
5.046%, 05/26/2035 (A)(C)	700	660
BCAP LLC Trust, Ser 2011-RR10, Cl 2A1
1.023%, 09/26/2037 (A)(C)	668	614
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A)(C)	660	672
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.318%, 05/28/2036 (A)(C)	427	420
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
1.476%, 07/26/2036 (A)(C)	36	36

11	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP LLC Trust, Ser 2012-RR10, Cl 3A1
0.360%, 05/26/2036 (A)(C)	$1,080	$1,024
BCAP LLC Trust, Ser 2012-RR2, Cl 1A1
0.340%, 08/26/2036 (A)(C)	322	315
BCAP LLC Trust, Ser 2012-RR3, Cl 2A5
2.229%, 05/26/2037 (A)(C)	379	379
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.234%, 05/25/2034 (A)(C)	69	69
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.277%, 05/25/2034 (A)(C)	199	194
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.280%, 08/25/2035 (A)(C)	246	248
Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
0.908%, 11/25/2034 (A)(C)	32	32
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
2.476%, 08/25/2034 (A)(C)	2,061	2,072
Bear Stearns Alternative Trust, Ser 2005-2, Cl 2A4
2.569%, 04/25/2035 (A)(C)	159	153
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.737%, 06/11/2041 (A)(C)	8,023	8
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.435%, 03/11/2039 (A)	286	294
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl A4
5.571%, 04/12/2038 (A)	4,423	4,558
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/2041	282	296
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	309	315
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW18, Cl AM
6.084%, 06/11/2050 (A)	1,050	1,151
CAM Mortgage Trust, Ser 2014-2, Cl A
2.600%, 05/15/2048 (C)	90	90
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.226%, 07/15/2044 (A)	600	613
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AM
5.350%, 01/15/2046 (A)	200	207
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.086%, 01/15/2046 (A)(C)	59,372	26
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl A3
5.293%, 12/11/2049	13	13
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.373%, 12/11/2049 (A)(C)	33,743	213
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A)(C)	2,670	2,994
CG-CCRE Commercial Mortgage Trust, Ser 2014-FL1, Cl A
1.106%, 06/15/2031 (A)(C)	1,360	1,358

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.467%, 02/25/2037 (A)(C)	$162	$162
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.498%, 02/25/2037 (A)(C)	122	121
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.595%, 07/25/2037 (A)(C)	261	260
Chevy Chase Funding LLC Mortgage-Backed Certificates, Ser 2004-1A, Cl A1
0.451%, 01/25/2035 (A)(C)	28	25
CHL Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033 (C)	384	401
CHL Mortgage Pass-Through Trust, Ser 2003-56, Cl 6A1
2.458%, 12/25/2033 (A)(C)	331	326
CHL Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034 (C)	578	605
CHL Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.552%, 08/25/2018 (A)(C)	21	21
CHL Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
2.340%, 08/25/2034 (A)(C)	369	366
CHL Mortgage Pass-Through Trust, Ser 2004-20, Cl 2A1
2.483%, 09/25/2034 (A)(C)	47	36
CHL Mortgage Pass-Through Trust, Ser 2004-5, Cl 1A4
5.500%, 06/25/2034 (C)	355	368
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019 (C)	220	226
CHL Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027 (C)	457	440
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/2043 (A)	133	133
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4
4.131%, 11/10/2046	972	1,070
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
0.922%, 06/15/2033 (A)(C)	1,070	1,065
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl A3
3.753%, 03/10/2047	720	765
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl AAB
3.552%, 03/10/2047	949	1,003
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	1,290	1,370
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	1,027	1,040
Citigroup Commercial Mortgage Trust, Ser GC8, Cl XA, IO
2.207%, 09/10/2045 (A)(C)	7,911	781

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
2.839%, 02/25/2034 (A)(C)	$47	$46
Citigroup Mortgage Loan Trust, Ser 2004-RR2, Cl A2
2.490%, 05/25/2034 (A)(C)	410	423
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
2.477%, 08/25/2034 (A)(C)	111	106
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035 (C)	236	246
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.731%, 11/25/2038 (A)(C)	543	545
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.405%, 09/25/2033 (A)(C)	343	347
Citigroup Mortgage Loan Trust, Ser 2009-11, Cl 3A1
5.750%, 05/25/2037 (A)(C)	389	403
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/2036 (C)	799	828
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.610%, 02/25/2035 (A)(C)	106	106
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (C)	836	850
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (C)	906	928
COBALT CMBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	931	978
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	520	557
COMM Mortgage Trust, Ser 2005-C6, Cl A5A
5.116%, 06/10/2044 (A)	790	795
COMM Mortgage Trust, Ser 2006-GG7, Cl AM
5.819%, 07/10/2038 (A)	1,160	1,217
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (C)	1,496	1,634
COMM Mortgage Trust, Ser 2012-CCRE4, Cl A2
1.801%, 10/15/2045	465	467
COMM Mortgage Trust, Ser 2013-CCRE12, Cl A4
4.046%, 10/10/2046	155	170
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	440	481
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	190	210
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.085%, 10/10/2046 (A)	90	99
COMM Mortgage Trust, Ser 2014-CCRE17, Cl A4
3.700%, 05/10/2047	463	493

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2014-CCRE18, Cl ASB
3.452%, 07/15/2047	$808	$845
COMM Mortgage Trust, Ser 2014-CR20, Cl ASB
3.305%, 11/10/2047	763	789
COMM Mortgage Trust, Ser 2014-LC15, Cl ASB
3.528%, 04/10/2047	1,460	1,537
COMM Mortgage Trust, Ser 2014-PAT, Cl A
0.972%, 08/13/2027 (A)(C)	396	395
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
1.322%, 06/15/2034 (A)(C)	1,960	1,956
COMM Mortgage Trust, Ser 2014-SAVS, Cl D
3.272%, 06/15/2034 (A)(C)	2,080	2,082
COMM Mortgage Trust, Ser 2014-TWC, Cl A
1.017%, 02/13/2032 (A)(C)	550	549
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.430%, 03/10/2047 (A)	15,562	1,356
COMM Mortgage Trust, Ser 2014-UBS3, Cl A4
3.819%, 06/12/2047	942	1,011
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	3,678	3,901
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/2047	752	808
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	504	532
COMM Mortgage Trust, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047 (A)	1,613	1,713
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 08/10/2024	1,664	1,735
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl XA, IO
1.904%, 08/15/2045 (A)	1,186	116
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	90	92
Commercial Mortgage Pass-Through Certificates, Ser 2012-MVP, Cl A
2.106%, 11/17/2026 (A)(C)	126	126
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (C)	471	490
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR19, Cl A5
3.796%, 08/10/2047	2,879	3,095
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.015%, 06/25/2040	1,139	147
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033 (C)	1,206	1,230
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034 (C)	1,313	1,318

13	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034 (C)	$107	$109
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031 (C)	457	483
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.214%, 08/25/2035 (A)(C)	543	380
Countrywide Home Loan Mortgage Pass- Through Trust, Ser 2005-R3, Cl AF
0.571%, 09/25/2035 (A)(C)	2,716	2,441
Credit Suisse Commercial Mortgage Trust, Ser 2006-C2, Cl A3
5.682%, 03/15/2039 (A)	789	812
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	1,465	1,565
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033 (C)	487	498
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A4
5.250%, 11/25/2033 (C)	224	229
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033 (C)	175	185
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018 (C)	235	246
Credit Suisse First Boston Mortgage Securities, Ser 2004-4, Cl 2A4
5.500%, 09/25/2034 (C)	357	389
Credit Suisse First Boston Mortgage Securities, Ser 2004-8, Cl 1A4
5.500%, 12/25/2034 (C)	408	442
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/2037	400	401
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	595	601
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A)(C)	142	143
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
1.814%, 07/28/2036 (A)(C)	374	376
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.169%, 03/27/2046 (A)(C)	498	499
Credit Suisse Mortgage Capital Certificates, Ser 2012-3R, Cl 1A1
3.250%, 07/27/2037 (A)(C)	478	476
Credit Suisse Mortgage Trust, Ser 2014-ICE, Cl A
1.050%, 04/15/2027 (A)(C)	673	670
CSMC Trust, Ser 2010-16, Cl A3
3.785%, 06/25/2050 (A)(C)	400	404
CSMC, Ser 2012-11R, Cl A6
1.171%, 06/28/2047 (A)(C)	3,098	2,974
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A)(C)	2,845	3,155

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (C)	$2,076	$2,117
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	1,829	2,039
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2005-1, Cl 2A1
5.751%, 02/25/2020 (A)(C)	143	148
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.968%, 11/19/2044 (A)(C)	1,290	1,116
FDIC Guaranteed Notes Trust, Ser 2010-S1, Cl 1A
0.720%, 02/25/2048 (A)(C)	1,268	1,269
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (C)	44	45
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
1.821%, 04/25/2024 (A)(C)	13,900	13,736
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M2
2.571%, 08/25/2024 (A)(C)	3,400	3,454
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M1
1.821%, 08/25/2024 (A)(C)	2,049	2,056
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M1
1.403%, 01/25/2025 (A)(C)	913	916
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
2.197%, 09/25/2034 (A)(C)	355	347
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.371%, 07/25/2024 (A)(C)	1,200	1,195
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A
0.200%, 05/25/2045 (C)	27,934	322
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.687%, 08/25/2045 (A)(C)	1,110	1,112
FREMF Mortgage Trust, Ser 2014-K714, Cl C
3.856%, 01/25/2047 (A)(C)	390	392
GE Business Loan Trust, Ser 2003-2A, Cl A
0.543%, 11/15/2031 (A)(C)	2,254	2,169
GE Business Loan Trust, Ser 2007-1A, Cl A
0.343%, 04/16/2035 (A)(C)	1,361	1,295
GE Capital Commercial Mortgage, Ser 2005-C1, Cl B
4.846%, 06/10/2048 (A)	286	286
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.315%, 11/10/2045 (A)	6,995	7,085
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/2045 (A)	557	565
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	2,690	2,759
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
2.854%, 10/19/2033 (A)(C)	738	728

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033 (C)	$256	$267
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033 (C)	361	363
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035 (C)	299	312
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020 (C)	96	99
GreenPoint Mortgage Funding Trust, Ser 2005-HY1, Cl 1A1A
0.441%, 07/25/2035 (A)(C)	5,858	5,589
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	796	803
GS Mortgage Securities II, Ser 2005-GG4, Cl A4A
4.751%, 07/10/2039	54	54
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (A)	1,000	1,020
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.582%, 11/10/2039 (A)(C)	8,790	67
GS Mortgage Securities Trust, Ser 2011-GC3, Cl A2
3.645%, 03/10/2044 (C)	1,160	1,182
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.686%, 08/10/2044 (A)(C)	2,068	117
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A1
1.144%, 05/10/2045	427	428
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A3
4.244%, 11/10/2046	320	354
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	720	813
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	951	1,039
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	865	922
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	1,876	2,001
GS Mortgage Securities Trust, Ser 2014-GC24, Cl AAB
3.650%, 09/10/2047	2,877	3,064
GS Mortgage Securities Trust, Ser 2014-GC26, Cl AAB
3.365%, 11/10/2047	1,036	1,085
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A5
3.396%, 02/10/2048	1,393	1,435
GS Mortgage Securities Trust, Ser 2015-GC28, Cl AS
3.759%, 02/10/2048	1,519	1,565
GS Mortgage Securities Trust, Ser GC6, Cl A1
1.282%, 01/10/2045	58	58

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities Trust, Ser GCJ7, Cl A2
2.318%, 05/10/2045	$602	$615
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	286	290
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A)(C)	3	3
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.518%, 09/25/2035 (A)(C)	432	369
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
4.757%, 09/25/2035 (A)(C)	346	46
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034 (C)	293	305
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.668%, 06/25/2035 (A)(C)	44	43
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037 (C)	64	63
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.072%, 07/15/2029 (A)(C)	1,450	1,441
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.618%, 10/25/2034 (A)(C)	521	521
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.468%, 05/25/2035 (A)(C)	234	230
Impac CMB Trust, Ser 2007-A, Cl M1
0.568%, 05/25/2037 (A)(C)	2,651	2,495
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033 (C)	432	443
Impac Secured Assets Trust, Ser 2006-1, Cl 2A1
0.518%, 05/25/2036 (A)(C)	330	319
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.518%, 08/25/2036 (A)(C)	543	533
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	4,664	5,390
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
2.709%, 11/25/2037 (A)(C)	1,052	999
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.701%, 10/25/2034 (A)(C)	19	20
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.028%, 09/25/2034 (A)(C)	30	27
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
0.968%, 11/25/2034 (A)(C)	50	45
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (A)	410	449
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.887%, 01/15/2047 (A)	230	258

15	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.562%, 09/15/2047 (A)	$1,020	$1,056
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl ASB
3.407%, 11/15/2047	149	157
JPMorgan Chase Commercial Mortgage Securities, Ser LC9, Cl A2
1.677%, 12/15/2047	584	587
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	76	76
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB11, Cl AJ
5.461%, 08/12/2037 (A)	700	700
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (A)	841	849
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.213%, 06/12/2043 (A)	40,127	139
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP7, Cl A4
5.876%, 04/15/2045 (A)	3,105	3,226
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045	452	473
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
0.328%, 05/15/2047 (A)	299	299
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	5,610	5,836
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
5.877%, 02/12/2051 (A)	238	260
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (C)	3,667	3,964
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (C)	742	768
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A2
3.149%, 08/15/2046	648	667
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl XA, IO
1.890%, 12/15/2047 (A)	5,999	549
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP5, Cl A4
5.228%, 12/15/2044 (A)	7,239	7,349
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	773	788

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C10, Cl ASB
2.702%, 12/15/2047	$1,205	$1,229
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.506%, 07/25/2034 (A)(C)	87	89
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
2.074%, 06/25/2034 (A)(C)	1,157	1,144
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.550%, 09/25/2034 (A)(C)	82	84
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
2.559%, 02/25/2035 (A)(C)	385	392
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
2.470%, 04/25/2035 (A)(C)	164	164
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 5A3
2.732%, 06/25/2035 (A)(C)	501	501
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.503%, 08/25/2034 (A)(C)	632	634
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.431%, 11/25/2033 (A)(C)	653	654
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.539%, 08/25/2034 (A)(C)	312	314
JPMorgan Resecuritization Trust, Ser 2009-6, Cl 4A1
2.515%, 09/26/2036 (A)(C)	181	183
JPMorgan Resecuritization Trust, Ser 2010-4, Cl 7A1
1.865%, 08/26/2035 (A)(C)	121	121
KGS-Alpha Capital, Ser 2012-A, Cl A, IO
0.859%, 08/27/2037 (A)	7,075	263
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
0.000%, 04/25/2040 (A)(C)	894	132
LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.906%, 07/15/2044 (A)	380	413
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	341	347
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.356%, 02/15/2041 (A)(C)	20,881	64
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.838%, 06/15/2038 (A)	430	449
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Cl A2
5.300%, 11/15/2038	7,274	7,359
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	130	138
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	150	160
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.169%, 09/15/2045 (A)	410	455

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.468%, 12/25/2035 (A)(C)	$1,449	$854
LVII Resecuritization Trust, Ser 2009-3, Cl M3
5.556%, 11/27/2037 (A)(C)	300	301
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
2.640%, 11/21/2034 (A)(C)	971	988
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.640%, 11/21/2034 (A)(C)	7,139	7,307
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034 (C)	1,203	1,282
Master Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (B)(C)	100	80
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
2.602%, 06/25/2034 (A)(C)	20	19
MASTR Alternative Loan Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033 (C)	167	167
MASTR Alternative Loan Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036 (C)	505	420
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033 (C)	451	475
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018 (C)	21	21
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033 (C)	157	158
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	2,127	2,129
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.518%, 05/25/2035 (A)(C)	417	344
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
2.495%, 10/25/2032 (A)(C)	10	10
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
2.436%, 10/25/2032 (A)(C)	80	81
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.582%, 07/25/2033 (A)(C)	107	98
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.161%, 12/25/2034 (A)(C)	360	351
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A2
0.830%, 04/25/2029 (A)(C)	226	214
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
2.382%, 02/25/2034 (A)(C)	113	114
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.602%, 02/25/2034 (A)(C)	866	870
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
2.463%, 08/25/2034 (A)(C)	193	198

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Investors Trust, Ser 2004-B, Cl A3
2.016%, 05/25/2029 (A)(C)	$320	$322
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
1.049%, 09/25/2029 (A)(C)	241	231
Merrill Lynch Mortgage Investors Trust, Ser 2005-1, Cl 2A1
2.130%, 04/25/2035 (A)(C)	38	36
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
2.475%, 02/25/2036 (A)(C)	250	232
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A4
5.047%, 07/12/2038 (A)	2,176	2,188
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.366%, 01/12/2044 (A)	480	495
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.686%, 05/12/2039 (A)	505	523
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A4
5.742%, 08/12/2043 (A)	596	626
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.634%, 12/12/2049 (A)(C)	13,591	135
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	844	893
ML-CFC Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/2051 (A)	830	888
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	300	322
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
1.852%, 08/15/2045 (A)(C)	5,001	401
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	1,982	1,991
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.083%, 07/15/2046 (A)	1,600	1,764
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	207	210
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl ASB
3.654%, 04/15/2047	684	724
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C20, Cl A4
3.249%, 02/15/2048	843	867
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C9, Cl A2
1.970%, 05/15/2046	602	607
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (C)	1,998	2,053
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl AM
3.402%, 07/13/2029 (A)(C)	4,570	4,757
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl B
3.446%, 07/13/2029 (A)(C)	3,870	4,001

17	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/2052 (A)	$1,000	$1,016
Morgan Stanley Capital I, Ser 2006-T23, Cl A4
5.809%, 08/12/2041 (A)	1,730	1,817
Morgan Stanley Capital I, Ser 2007-HQ11, Cl X, IO
0.215%, 02/12/2044 (A)(C)	32,305	121
Morgan Stanley Capital I, Ser 2007-IQ15, Cl A4
5.908%, 06/11/2049 (A)	957	1,034
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.651%, 06/11/2042 (A)	300	326
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	340	363
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.685%, 04/25/2034 (A)(C)	363	383
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	23	17
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (C)	754	753
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (C)	1,466	1,467
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl B
0.250%, 07/27/2049 (C)	400	346
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.630%, 05/25/2036 (A)(C)	373	336
Nomura Resecuritization Trust, Ser 2010-6RA, Cl 1A5
2.520%, 03/26/2036 (A)(C)	340	339
Nomura Resecuritization Trust, Ser 2014-1R, Cl 3A1
0.318%, 07/25/2036 (A)(C)	2,282	2,252
Northstar, Ser 2013-1A, Cl A
2.018%, 08/25/2029 (A)(C)	740	741
Northstar, Ser 2013-1A, Cl B
5.168%, 08/25/2029 (A)(C)	500	505
ORES NPL LLC, Ser 2013-LV2, Cl A
3.081%, 09/25/2025 (C)	326	326
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034 (C)	139	147
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (B)(C)	37	30
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (C)	1,857	1,866
RAIT Trust, Ser 2014-FL3, Cl A
1.422%, 12/15/2031 (A)(C)	523	527
RALI Trust, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033 (C)	752	767
RALI Trust, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018 (C)	130	133
RALI Trust, Ser 2003-QS19, Cl A1
5.750%, 10/25/2033 (C)	255	269

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RALI Trust, Ser 2004-QS7, Cl A4
5.500%, 05/25/2034 (C)	$1,470	$1,506
RALI Trust, Ser 2005-QO2, Cl A1
1.474%, 09/25/2045 (A)(C)	746	646
RALI Trust, Ser 2005-QO5, Cl A1
1.114%, 01/25/2046 (A)(C)	1,069	759
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031 (C)	349	359
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032 (C)	36	34
RBSSP Resecuritization Trust, Ser 2010-12, Cl 8A1
4.000%, 06/27/2021 (C)	33	33
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A)(C)	349	353
RBSSP Resecuritization Trust, Ser 2012-3, Cl 3A1
0.320%, 09/26/2036 (A)(C)	511	487
RCMC LLC, Ser 2012-CRE1, Cl A
5.624%, 11/15/2044 (C)	479	492
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031 (C)	97	102
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031 (C)	627	657
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033 (C)	224	228
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.477%, 12/25/2034 (A)(C)	924	936
RFMSI Trust, Ser 2003-S4, Cl A4
5.750%, 03/25/2033 (C)	182	187
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.494%, 09/25/2033 (A)(C)	325	329
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
0.664%, 01/20/2035 (A)(C)	450	412
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl M3
6.000%, 09/25/2057 (A)(C)	700	711
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A)(C)	613	621
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A)(C)	800	831
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A)(C)	822	822
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M1
2.660%, 12/25/2059 (A)(C)	432	432
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M2
3.560%, 12/25/2059 (A)(C)	330	335
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M3
4.440%, 12/25/2059 (A)(C)	253	259
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl M4
5.300%, 12/25/2059 (A)(C)	121	125

18	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A)(C)	$898	$897
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
2.353%, 06/25/2034 (A)(C)	174	174
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.491%, 10/25/2035 (A)(C)	3,199	2,746
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.371%, 02/25/2024 (A)(C)	1,580	1,599
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
0.654%, 04/19/2035 (A)(C)	3,621	3,325
Structured Asset Mortgage Investments, Ser 2004-AR5, Cl 1A1
0.828%, 10/19/2034 (A)(C)	238	225
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2001-15A, Cl 4A1
1.652%, 10/25/2031 (A)(C)	49	49
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-32, Cl 1A1
5.468%, 11/25/2033 (A)(C)	90	94
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033 (C)	439	449
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033 (C)	475	488
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.433%, 10/25/2033 (A)(C)	5,661	5,573
Structured Asset Securities, Ser 2003-37A, Cl 2A
3.667%, 12/25/2033 (A)(C)	137	137
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.808%, 09/25/2043 (A)(C)	529	505
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.556%, 08/15/2039 (A)	81	81
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.284%, 05/10/2045 (A)(C)	5,590	644
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (C)	866	902
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	416	440
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl XA, IO
1.754%, 05/10/2063 (A)(C)	3,596	273
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	492	507
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A4
3.244%, 04/10/2046	54	56
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	1,384	1,580

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

VML, Ser 2014-NPL1, Cl A1
3.875%, 04/25/2054 (A)(C)	$329	$329
VNDO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (C)	1,000	1,068
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	877	890
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl B
5.287%, 03/15/2042 (A)	251	251
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A7
5.118%, 07/15/2042 (A)	766	768
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.242%, 10/15/2044 (A)	634	641
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.269%, 12/15/2044 (A)	898	912
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl XC, IO
0.052%, 06/15/2045 (A)(C)	78,320	84
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	560	595
WaMu Mortgage Pass-Through Certificates Trust, Ser 2002-AR18, Cl A
2.506%, 01/25/2033 (A)(C)	239	241
WaMu Mortgage Pass-Through Certificates Trust, Ser 2002-AR6, Cl A
1.514%, 06/25/2042 (A)(C)	69	67
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR10, Cl A7
2.419%, 10/25/2033 (A)(C)	275	281
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR6, Cl A1
2.438%, 06/25/2033 (A)(C)	271	271
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR7, Cl A7
2.299%, 08/25/2033 (A)(C)	231	232
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR8, Cl A
2.383%, 08/25/2033 (A)(C)	153	157
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR9, Cl 1A6
2.405%, 09/25/2033 (A)(C)	500	515
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-AR9, Cl 2A
2.441%, 09/25/2033 (A)(C)	174	173
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018 (C)	61	61
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018 (C)	90	91

19	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S4, Cl 2A10
16.992%, 06/25/2033 (A)(C)	$40	$45
WaMu Mortgage Pass-Through Certificates Trust, Ser 2003-S9, Cl A8
5.250%, 10/25/2033 (C)	807	828
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-AR3, Cl A1
2.368%, 06/25/2034 (A)(C)	144	145
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-AR3, Cl A2
2.368%, 06/25/2034 (A)(C)	188	190
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019 (C)	230	236
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034 (C)	522	546
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR13, Cl A1A1
0.458%, 10/25/2045 (A)(C)	2,460	2,254
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR15, Cl A1A2
0.451%, 11/25/2045 (A)(C)	4,022	3,493
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR19, Cl A1A2
0.461%, 12/25/2045 (A)(C)	3,683	3,360
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR1, Cl 1A1B
1.184%, 01/25/2046 (A)(C)	2,452	991
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR13, Cl 2A
2.171%, 10/25/2046 (A)(C)	879	800
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR14, Cl 1A4
1.955%, 11/25/2036 (A)(C)	277	245
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 1A1B
0.923%, 12/25/2046 (A)(C)	413	176
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR17, Cl 2A
2.171%, 12/25/2046 (A)(C)	408	378
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-HY1, Cl 1A1
2.146%, 02/25/2037 (A)(C)	3,209	2,670
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035 (C)	459	96

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033 (B)(C)	$63	$54
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033 (B)(C)	150	137
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033 (C)	59	62
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A)(C)	183	184
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-17, Cl 2A10
5.500%, 01/25/2034 (C)	194	199
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.490%, 11/25/2033 (A)(C)	264	265
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-B, Cl A1
2.490%, 02/25/2034 (A)(C)	169	169
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/2034 (A)(C)	41	42
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.612%, 12/25/2034 (A)(C)	357	359
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.612%, 12/25/2034 (A)(C)	238	242
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.496%, 12/25/2034 (A)(C)	115	117
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A2
2.496%, 12/25/2034 (A)(C)	173	177
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.597%, 07/25/2034 (A)(C)	433	436
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
2.615%, 08/25/2034 (A)(C)	98	97
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.613%, 09/25/2034 (A)(C)	709	712
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.605%, 10/25/2034 (A)(C)	328	330
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.605%, 10/25/2034 (A)(C)	262	266
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
5.361%, 08/25/2035 (A)(C)	251	251
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 1A1
2.619%, 03/25/2035 (A)(C)	1,527	1,538
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.592%, 06/25/2035 (A)(C)	465	468
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR9, Cl 2A1
2.590%, 10/25/2033 (A)(C)	154	155

20	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
5.628%, 11/25/2036 (A)(C)	$380	$374
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.606%, 04/25/2036 (A)(C)	421	419
Wells Fargo Re-REMIC Trust, Ser 2012-IO, Cl A
1.750%, 08/20/2021 (C)	380	380
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.082%, 02/15/2044 (A)(C)	7,886	224
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A4
4.375%, 03/15/2044 (C)	600	663
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl XA, IO
1.792%, 12/15/2045 (A)(C)	7,323	706
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	2,420	2,558
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.571%, 06/15/2045 (A)(C)	3,112	265
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A1
0.864%, 08/15/2045	6,350	6,348
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	3,740	3,847
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.494%, 03/15/2048 (A)(C)	14,802	1,168
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.509%, 03/15/2047 (A)	5,325	409
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl AS
3.891%, 08/15/2047	1,320	1,404
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (A)	2,180	2,323
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.199%, 08/15/2047 (A)	16,105	1,265
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.724%, 10/15/2057 (A)	27,802	1,297
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,412

		392,300

Total Mortgage-Backed Securities (Cost $1,906,994) ($ Thousands)		1,956,307

CORPORATE OBLIGATIONS — 25.4%

Consumer Discretionary — 1.7%
21st Century Fox America
8.875%, 04/26/2023	200	272
7.700%, 10/30/2025	200	264
7.300%, 04/30/2028	500	646
6.200%, 12/15/2034	265	342

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Amazon.com
4.950%, 12/05/2044	$4,365	$4,688
4.800%, 12/05/2034	196	211
3.800%, 12/05/2024	2,945	3,091
3.300%, 12/05/2021	197	204
American Honda Finance MTN
2.250%, 08/15/2019	200	203
Bed Bath & Beyond
5.165%, 08/01/2044	850	922
4.915%, 08/01/2034	190	204
Best Buy
5.000%, 08/01/2018	237	248
CBS
5.750%, 04/15/2020	92	106
4.900%, 08/15/2044	135	142
3.375%, 03/01/2022	250	253
Coach
4.250%, 04/01/2025	1,105	1,107
Comcast
6.950%, 08/15/2037	1,040	1,493
6.550%, 07/01/2039	340	475
6.500%, 01/15/2017	300	331
6.500%, 11/15/2035	300	414
6.450%, 03/15/2037	490	668
6.400%, 03/01/2040	280	390
5.850%, 11/15/2015	648	672
4.650%, 07/15/2042	170	192
4.250%, 01/15/2033	390	420
4.200%, 08/15/2034 (D)	990	1,073
3.375%, 02/15/2025	800	836
3.125%, 07/15/2022	133	138
Comcast Cable Communications Holdings
9.455%, 11/15/2022	660	961
Comcast Cable Communications LLC
8.875%, 05/01/2017	150	175
Cox Communications
6.950%, 06/01/2038 (C)	40	51
4.700%, 12/15/2042 (C)	10	10
Cox Enterprises
7.375%, 07/15/2027 (C)	170	222
CVS Health
5.750%, 05/15/2041	280	359
2.750%, 12/01/2022	590	593
2.250%, 12/05/2018	1,715	1,755
CVS Pass-Through Trust
6.036%, 12/10/2028	2,154	2,533
5.926%, 01/10/2034 (C)	308	363
5.880%, 01/10/2028	144	165
5.789%, 01/10/2026 (C)	1,511	1,698
Daimler Finance North America LLC
2.625%, 09/15/2016 (C)	389	399
2.375%, 08/01/2018 (C)	4,410	4,502
1.875%, 01/11/2018 (C)	1,241	1,253
1.650%, 04/10/2015 (C)	337	337
1.125%, 03/10/2017 (C)	2,585	2,586
DIRECTV Holdings
4.450%, 04/01/2024	1,465	1,563
3.800%, 03/15/2022	945	976
DIRECTV Holdings LLC
3.950%, 01/15/2025	1,995	2,049
Discovery Communications
4.950%, 05/15/2042	115	121
4.375%, 06/15/2021	344	368
Ford Motor
4.750%, 01/15/2043 (D)	2,480	2,729

21	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Motor Credit LLC
3.664%, 09/08/2024 (D)	$1,510	$1,563
3.219%, 01/09/2022	1,565	1,605
2.597%, 11/04/2019	2,520	2,555
1.684%, 09/08/2017	236	236
Gap
5.950%, 04/12/2021	514	588
General Motors
5.200%, 04/01/2045	235	260
5.000%, 04/01/2035	290	313
3.500%, 10/02/2018	1,775	1,828
General Motors Financial
4.750%, 08/15/2017	2,250	2,380
Grupo Televisa
5.000%, 05/13/2045	725	756
Harley-Davidson Financial Services MTN
2.150%, 02/26/2020 (C)	1,445	1,447
Historic TW
9.150%, 02/01/2023	500	688
Johnson Controls
5.250%, 12/01/2041	440	507
4.950%, 07/02/2064	415	438
4.250%, 03/01/2021	265	286
3.750%, 12/01/2021	289	304
Kohl’s
6.250%, 12/15/2017	255	285
Lowe’s MTN
7.110%, 05/15/2037	400	557
5.125%, 11/15/2041	48	58
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (C)	2,252	2,271
Macy’s Retail Holdings
7.450%, 07/15/2017	120	136
6.900%, 04/01/2029	100	129
5.125%, 01/15/2042	54	60
4.300%, 02/15/2043	153	154
2.875%, 02/15/2023	232	230
McDonald’s MTN
5.350%, 03/01/2018	670	746
NBCUniversal Media LLC
5.950%, 04/01/2041	200	263
4.375%, 04/01/2021	150	167
Nissan Motor Acceptance
1.800%, 03/15/2018 (C)	255	256
QVC
5.950%, 03/15/2043	50	52
Scripps Networks Interactive
3.900%, 11/15/2024	1,200	1,255
Time Warner
7.700%, 05/01/2032	2,530	3,625
7.625%, 04/15/2031	3,085	4,345
6.500%, 11/15/2036	50	65
6.250%, 03/29/2041	392	506
5.375%, 10/15/2041	37	43
4.750%, 03/29/2021	920	1,029
4.700%, 01/15/2021	670	749
Time Warner Cable
8.250%, 04/01/2019	3,525	4,306
7.300%, 07/01/2038	400	521
6.750%, 07/01/2018	120	138
6.550%, 05/01/2037	2,341	2,824
5.875%, 11/15/2040	350	399
5.500%, 09/01/2041	108	119
4.125%, 02/15/2021	110	117

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner Entertainment
8.375%, 03/15/2023	$232	$309
8.375%, 07/15/2033	1,380	1,988
Viacom
5.250%, 04/01/2044	555	590
4.850%, 12/15/2034	1,876	1,931
4.250%, 09/01/2023	430	449
3.875%, 12/15/2021	294	307
3.250%, 03/15/2023	44	43
Volkswagen Group of America Finance LLC
2.450%, 11/20/2019 (C)	1,600	1,624
2.125%, 05/23/2019 (C)	1,280	1,284
Volkswagen International Finance
2.375%, 03/22/2017 (C)	146	149
1.125%, 11/18/2016 (C)	2,835	2,837
Walgreens Boots Alliance
4.800%, 11/18/2044	575	624
4.500%, 11/18/2034	64	68
Wal-Mart Stores
5.800%, 02/15/2018	1,760	1,993
4.300%, 04/22/2044	3,240	3,613
3.300%, 04/22/2024	175	186
Walt Disney MTN
0.450%, 12/01/2015	125	125
Yum! Brands
5.350%, 11/01/2043	715	790

		105,842

Consumer Staples — 1.5%
Altria Group
9.950%, 11/10/2038	290	505
9.250%, 08/06/2019	2,120	2,727
5.375%, 01/31/2044	880	1,038
4.750%, 05/05/2021	1,260	1,404
4.500%, 05/02/2043	940	987
2.850%, 08/09/2022	1,690	1,688
2.625%, 01/14/2020	1,730	1,757
Anheuser-Busch InBev Finance
2.625%, 01/17/2023	1,100	1,087
2.150%, 02/01/2019	2,215	2,245
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	3,515	4,252
5.375%, 01/15/2020	2,360	2,712
2.500%, 07/15/2022	2,086	2,053
Bayer US Finance LLC
2.375%, 10/08/2019 (C)	200	203
1.500%, 10/06/2017 (C)	3,850	3,871
Bunge Finance
8.500%, 06/15/2019	350	428
5.900%, 04/01/2017	107	116
Cargill
6.000%, 11/27/2017 (C)	500	558
Coca-Cola Femsa
2.375%, 11/26/2018	2,020	2,051
ConAgra Foods
2.100%, 03/15/2018	69	69
1.900%, 01/25/2018	1,900	1,897
1.300%, 01/25/2016	81	81
Diageo Capital
4.828%, 07/15/2020	300	339
Diageo Investment
2.875%, 05/11/2022	3,730	3,780

22	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ERAC USA Finance LLC
6.700%, 06/01/2034 (C)	$221	$282
5.625%, 03/15/2042 (C)	1,866	2,143
4.500%, 02/15/2045 (C)	400	405
2.750%, 03/15/2017 (C)	175	180
1.400%, 04/15/2016 (C)	11	11
Heineken
1.400%, 10/01/2017 (C)	1,010	1,013
Imperial Tobacco Finance
2.050%, 02/11/2018 (C)	790	794
Kimberly-Clark
2.400%, 03/01/2022	36	36
Kraft Foods
5.375%, 02/10/2020 (D)	1,851	2,118
Kraft Foods Group
6.500%, 02/09/2040	700	857
6.125%, 08/23/2018	700	795
5.375%, 02/10/2020	847	959
5.000%, 06/04/2042	176	190
3.500%, 06/06/2022	4,100	4,221
Kroger
7.500%, 04/01/2031	610	831
6.900%, 04/15/2038	570	778
6.150%, 01/15/2020	525	613
5.400%, 07/15/2040	45	53
2.950%, 11/01/2021	1,215	1,231
2.200%, 01/15/2017	80	81
Lorillard Tobacco
8.125%, 06/23/2019	570	695
3.750%, 05/20/2023	770	779
Molson Coors Brewing
3.500%, 05/01/2022 (D)	220	225
Mondelez International
4.000%, 02/01/2024	4,490	4,862
Novartis Capital
2.400%, 09/21/2022	200	201
PepsiCo
7.900%, 11/01/2018	339	413
4.250%, 10/22/2044	2,375	2,481
3.000%, 08/25/2021	181	188
1.250%, 08/13/2017	359	360
Pernod Ricard
5.750%, 04/07/2021 (C)	1,857	2,162
5.500%, 01/15/2042 (C)(D)	1,400	1,692
4.450%, 01/15/2022 (C)	1,890	2,051
Philip Morris International
4.250%, 11/10/2044	660	697
2.900%, 11/15/2021	1,750	1,793
2.500%, 08/22/2022	1,530	1,518
Reynolds American
6.150%, 09/15/2043	640	773
3.250%, 11/01/2022	810	808
SABMiller Holdings
2.450%, 01/15/2017 (C)	200	205
Sysco
3.000%, 10/02/2021	2,002	2,066
2.350%, 10/02/2019	2,750	2,794
Tyson Foods
5.150%, 08/15/2044	1,750	2,060
4.500%, 06/15/2022	1,094	1,202
3.950%, 08/15/2024	818	869
UBM
5.750%, 11/03/2020 (C)	850	933
Walgreen
3.100%, 09/15/2022	234	237

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Walgreens Boots Alliance
3.300%, 11/18/2021	$2,463	$2,536
Wm Wrigley Jr
3.375%, 10/21/2020 (C)	1,985	2,046
2.900%, 10/21/2019 (C)	2,843	2,898
2.400%, 10/21/2018 (C)	1,080	1,095
2.000%, 10/20/2017 (C)	550	554

		94,632

Energy — 2.9%
Alberta Energy
7.375%, 11/01/2031	200	241
Anadarko Holding
7.150%, 05/15/2028	150	199
Anadarko Petroleum
8.700%, 03/15/2019	150	183
6.950%, 06/15/2019	90	105
6.375%, 09/15/2017	2,430	2,720
4.500%, 07/15/2044	1,000	1,028
ANR Pipeline
9.625%, 11/01/2021	100	134
Apache
6.900%, 09/15/2018	180	208
5.625%, 01/15/2017	370	398
4.750%, 04/15/2043	115	120
3.250%, 04/15/2022	56	57
Baker Hughes
7.500%, 11/15/2018	2,020	2,397
BG Energy Capital
5.125%, 10/15/2041 (C)	200	223
4.000%, 10/15/2021 (C)	2,775	2,926
BP Capital Markets
3.875%, 03/10/2015	630	630
3.561%, 11/01/2021	110	116
3.535%, 11/04/2024	300	307
3.245%, 05/06/2022	950	975
2.248%, 11/01/2016	159	162
1.846%, 05/05/2017	429	435
1.375%, 11/06/2017	132	132
Buckeye Partners
5.850%, 11/15/2043	40	40
Burlington Resources
8.200%, 03/15/2025	400	548
Canadian Natural Resources
7.200%, 01/15/2032	150	182
6.450%, 06/30/2033	200	234
5.700%, 05/15/2017	228	248
Canadian Oil Sands
6.000%, 04/01/2042 (C)	883	791
Cenovus Energy
6.750%, 11/15/2039	21	25
4.450%, 09/15/2042	56	51
3.000%, 08/15/2022	45	43
Chevron
3.191%, 06/24/2023	95	99
2.411%, 03/03/2022	1,300	1,297
2.355%, 12/05/2022	160	158
2.193%, 11/15/2019	650	661
1.961%, 03/03/2020	2,600	2,600
1.365%, 03/02/2018	2,285	2,285
CNOOC Finance 2013
3.000%, 05/09/2023	253	247
1.125%, 05/09/2016	200	199
CNOOC Nexen Finance
1.625%, 04/30/2017	2,125	2,106

23	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/2024	$292	$311
Conoco Funding
6.950%, 04/15/2029	995	1,369
ConocoPhillips
6.000%, 01/15/2020	460	537
5.750%, 02/01/2019	50	57
4.150%, 11/15/2034	2,065	2,178
2.875%, 11/15/2021	1,100	1,118
Continental Resources
5.000%, 09/15/2022	60	59
4.900%, 06/01/2044	1,000	920
4.500%, 04/15/2023	1,305	1,274
Devon Energy
6.300%, 01/15/2019	330	381
5.600%, 07/15/2041	1,480	1,760
4.750%, 05/15/2042	157	170
3.250%, 05/15/2022 (D)	2,490	2,554
Devon Financing
7.875%, 09/30/2031	520	727
Diamond Offshore Drilling
4.875%, 11/01/2043 (D)	693	605
Ecopetrol
7.375%, 09/18/2043	650	736
5.875%, 05/28/2045	2,025	1,944
4.125%, 01/16/2025	167	159
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/2020	3,327	3,825
4.300%, 05/01/2024	1,540	1,589
4.100%, 11/15/2015	1,520	1,553
Encana
6.500%, 05/15/2019	250	284
5.150%, 11/15/2041	2,525	2,529
Energy Transfer Partners
8.250%, 11/15/2029	4,295	5,950
3.272%, 11/01/2066 (A)	485	427
Eni
5.700%, 10/01/2040 (C)	900	1,028
EnLink Midstream Partners
5.050%, 04/01/2045	1,100	1,154
Enterprise Products Operating LLC
5.100%, 02/15/2045	32	37
4.950%, 10/15/2054	55	61
4.850%, 03/15/2044	455	505
3.900%, 02/15/2024	99	104
3.750%, 02/15/2025	1,009	1,048
2.550%, 10/15/2019	104	105
EOG Resources
4.100%, 02/01/2021	300	322
2.625%, 03/15/2023	88	87
Florida Gas Transmission LLC
7.900%, 05/15/2019 (C)	1,850	2,207
3.875%, 07/15/2022 (C)	2,170	2,226
Halliburton
6.150%, 09/15/2019	300	351
Hess
8.125%, 02/15/2019	1,020	1,222
7.875%, 10/01/2029	215	284
Kerr-McGee
7.875%, 09/15/2031	100	139
6.950%, 07/01/2024	3,545	4,439
Kinder Morgan
6.950%, 06/01/2028	2,250	2,443
5.550%, 06/01/2045	1,040	1,116
5.300%, 12/01/2034	425	450
4.300%, 06/01/2025	5,330	5,560

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Magellan Midstream Partners
3.200%, 03/15/2025	$57	$57
Marathon Petroleum
5.000%, 09/15/2054	235	240
MPLX
4.000%, 02/15/2025	405	411
Nabors Industries
5.000%, 09/15/2020	310	304
National Oilwell Varco
1.350%, 12/01/2017	81	81
Newfield Exploration
5.625%, 07/01/2024	1,645	1,715
Noble Energy
5.250%, 11/15/2043	150	162
5.050%, 11/15/2044	86	92
4.150%, 12/15/2021	2,180	2,330
3.900%, 11/15/2024	1,200	1,239
Noble Holding International
5.250%, 03/15/2042 (D)	119	98
4.625%, 03/01/2021	40	37
Occidental Petroleum
3.125%, 02/15/2022	810	829
2.700%, 02/15/2023	294	290
1.750%, 02/15/2017	153	155
ONEOK Partners
6.650%, 10/01/2036	75	81
2.000%, 10/01/2017	1,175	1,162
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,161	1,409
Petrobras Global Finance
6.250%, 03/17/2024 (D)	2,284	2,106
4.875%, 03/17/2020	1,460	1,296
4.375%, 05/20/2023	196	161
3.000%, 01/15/2019	1,035	896
Petrobras International Finance
7.875%, 03/15/2019	200	202
6.750%, 01/27/2041	300	256
6.125%, 10/06/2016 (D)	700	697
5.750%, 01/20/2020	1,127	1,040
5.375%, 01/27/2021	6,160	5,543
Petro-Canada
7.875%, 06/15/2026	100	138
6.800%, 05/15/2038	250	334
6.050%, 05/15/2018	260	292
Petroleos Mexicanos
6.625%, 06/15/2035	5,602	6,446
6.375%, 01/23/2045	4,548	5,083
5.625%, 01/23/2046	1,715	1,759
5.500%, 06/27/2044 (C)	300	305
4.875%, 01/18/2024	81	86
4.500%, 01/23/2026 (C)	1,049	1,068
4.250%, 01/15/2025 (C)	74	75
3.500%, 01/30/2023	2,155	2,111
2.378%, 04/15/2025	1,740	1,746
Phillips 66
4.875%, 11/15/2044	585	633
4.300%, 04/01/2022	57	62
2.950%, 05/01/2017	76	79
Plains All American Pipeline
4.900%, 02/15/2045	1,339	1,475
3.600%, 11/01/2024	200	205
2.600%, 12/15/2019	88	89
QEP Resources
5.375%, 10/01/2022	550	543

24	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rowan
5.850%, 01/15/2044	$480	$431
5.400%, 12/01/2042	766	648
Sabine Pass LNG
7.500%, 11/30/2016 (C)	940	994
Schlumberger Investment
3.650%, 12/01/2023	164	175
3.300%, 09/14/2021 (C)	317	330
Shell International Finance
6.375%, 12/15/2038	840	1,176
4.375%, 03/25/2020	70	78
4.300%, 09/22/2019	1,000	1,109
3.625%, 08/21/2042	291	288
3.400%, 08/12/2023	2,145	2,282
3.100%, 06/28/2015	165	166
Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (C)	900	917
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)	2,700	2,929
Southeast Supply Header LLC
4.250%, 06/15/2024 (C)	1,210	1,228
Spectra Energy Capital LLC
8.000%, 10/01/2019	702	855
5.650%, 03/01/2020	400	441
Statoil
5.250%, 04/15/2019	460	524
4.250%, 11/23/2041	80	86
3.150%, 01/23/2022	100	104
3.125%, 08/17/2017	200	209
2.900%, 11/08/2020	3,635	3,772
2.450%, 01/17/2023	159	157
2.250%, 11/08/2019	1,245	1,263
Suncor Energy
3.600%, 12/01/2024	3,729	3,843
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	1,468	1,593
5.300%, 04/01/2044	50	54
4.250%, 04/01/2024	78	82
Talisman Energy
7.750%, 06/01/2019	390	452
3.750%, 02/01/2021	985	973
TC PipeLines
4.650%, 06/15/2021	412	434
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,000	2,552
8.000%, 02/01/2016	3,205	3,388
Texas Eastern Transmission
2.800%, 10/15/2022 (C)	415	399
Tosco
8.125%, 02/15/2030	100	144
7.800%, 01/01/2027	210	296
Total Capital
4.125%, 01/28/2021	74	81
2.300%, 03/15/2016	300	305
Total Capital International
2.875%, 02/17/2022	1,168	1,188
2.750%, 06/19/2021	2,345	2,407
2.100%, 06/19/2019	1,145	1,155
1.550%, 06/28/2017	150	152
0.750%, 01/25/2016	45	45
TransCanada Pipelines
7.125%, 01/15/2019	200	235
6.500%, 08/15/2018	425	488

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TransCanada PipeLines
4.625%, 03/01/2034	$2,405	$2,594
Transocean
7.350%, 12/15/2041	33	28
6.500%, 11/15/2020 (D)	485	432
6.375%, 12/15/2021	122	108
5.050%, 12/15/2016	580	581
2.500%, 10/15/2017	1,720	1,574
Valero Energy
7.500%, 04/15/2032	710	922
Weatherford International
9.875%, 03/01/2039	250	286
6.750%, 09/15/2040	200	188
6.500%, 08/01/2036	83	76
5.950%, 04/15/2042	955	832
5.125%, 09/15/2020	110	105
4.500%, 04/15/2022	762	692
Western Gas Partners
5.375%, 06/01/2021	429	479
Williams
8.750%, 03/15/2032	1,284	1,512
7.875%, 09/01/2021	1,334	1,508
7.750%, 06/15/2031	339	380
7.500%, 01/15/2031	9	10
Williams Partners
5.100%, 09/15/2045	325	323
4.000%, 09/15/2025	1,370	1,374

		183,264

Financials — 11.3%
ACE INA Holdings
5.600%, 05/15/2015	380	384
Aegon
2.168%, 07/29/2049 (A)	2,180	1,806
AIG Global Funding MTN
1.650%, 12/15/2017 (C)	97	97
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (C)	450	631
Alleghany
4.900%, 09/15/2044	340	361
Allstate
3.150%, 06/15/2023	1,375	1,404
Ally Financial
5.500%, 02/15/2017	750	786
American Express
7.000%, 03/19/2018	500	577
American Express Credit MTN
2.800%, 09/19/2016	389	400
2.375%, 03/24/2017	120	123
2.250%, 08/15/2019	3,165	3,192
1.750%, 06/12/2015	3,435	3,447
American Honda Finance
7.625%, 10/01/2018 (C)	150	180
2.600%, 09/20/2016 (C)	246	253
American International Group
8.175%, 05/15/2058 (A)	390	540
6.400%, 12/15/2020	945	1,151
6.250%, 03/15/2037	3,530	3,979
4.500%, 07/16/2044	675	722
4.375%, 01/15/2055	585	591
3.875%, 01/15/2035	111	112
American Tower ‡
3.500%, 01/31/2023	1,491	1,455
3.450%, 09/15/2021	1,515	1,516

25	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Tower Trust I ‡
3.070%, 03/15/2023 (C)	$300	$299
1.551%, 03/15/2018 (C)	135	134
Anadarko Finance
7.500%, 05/01/2031	240	324
ANZ New Zealand International MTN
3.125%, 08/10/2015 (C)	190	192
Aon
6.250%, 09/30/2040	79	103
3.500%, 09/30/2015	46	47
3.125%, 05/27/2016	235	241
Associates Corp of North America
6.950%, 11/01/2018	418	488
Assurant
2.500%, 03/15/2018	1,545	1,565
Australia & New Zealand Banking Group
4.875%, 01/12/2021 (C)	137	155
4.500%, 03/19/2024 (C)	1,600	1,676
3.250%, 03/01/2016 (C)	200	205
2.400%, 11/23/2016 (C)	453	463
0.494%, 10/29/2049 (A)	1,400	854
AvalonBay Communities MTN ‡
3.950%, 01/15/2021	1,500	1,599
Bank of America MTN
7.625%, 06/01/2019	175	211
6.875%, 04/25/2018	980	1,124
6.500%, 08/01/2016	5,375	5,763
6.400%, 08/28/2017	1,600	1,780
6.100%, 06/15/2017	6,825	7,478
6.000%, 09/01/2017	1,760	1,943
5.750%, 12/01/2017	235	260
5.700%, 05/02/2017	1,870	2,023
5.650%, 05/01/2018	1,350	1,499
5.625%, 10/14/2016	7,865	8,393
5.625%, 07/01/2020	555	638
5.420%, 03/15/2017	4,230	4,532
5.000%, 05/13/2021	75	85
5.000%, 01/21/2044	4,300	4,953
4.875%, 04/01/2044	1,830	2,097
4.500%, 04/01/2015	5,460	5,476
4.250%, 10/22/2026	1,384	1,418
4.200%, 08/26/2024	3,720	3,852
4.100%, 07/24/2023	452	486
4.000%, 04/01/2024	3,930	4,152
4.000%, 01/22/2025	3,310	3,347
3.300%, 01/11/2023	1,313	1,333
1.500%, 10/09/2015	3,510	3,523
0.541%, 06/15/2017 (A)	2,710	2,672
0.521%, 06/15/2016 (A)	2,700	2,683
Bank of Montreal MTN
2.550%, 11/06/2022	511	509
1.400%, 09/11/2017	689	692
Bank of New York Mellon MTN
4.600%, 01/15/2020	160	179
3.550%, 09/23/2021	144	153
3.400%, 05/15/2024	5,665	5,906
3.250%, 09/11/2024	270	278
2.950%, 06/18/2015 (D)	500	504
2.400%, 01/17/2017	398	408
Bank of Nova Scotia
1.650%, 10/29/2015 (C)	355	358
1.375%, 12/18/2017	300	300
Bank of Tokyo-Mitsubishi UFJ
2.350%, 02/23/2017 (C)	295	300
2.350%, 09/08/2019 (C)	840	844
2.300%, 03/05/2020 (C)	4,955	4,945

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Barclays Bank
6.050%, 12/04/2017 (C)	$850	$938
5.000%, 09/22/2016	4,970	5,268
2.500%, 09/21/2015 (C)	365	369
2.250%, 05/10/2017 (C)(D)	221	226
0.563%, 08/07/2049 (A)	380	237
BB&T MTN
6.850%, 04/30/2019	115	136
5.250%, 11/01/2019	400	450
3.950%, 04/29/2016	555	575
2.450%, 01/15/2020	2,800	2,840
Bear Stearns
7.250%, 02/01/2018	3,430	3,961
6.400%, 10/02/2017	3,370	3,775
4.650%, 07/02/2018	3,000	3,240
Berkshire Hathaway
3.750%, 08/15/2021 (D)	488	534
2.200%, 08/15/2016	75	77
Berkshire Hathaway Finance
5.400%, 05/15/2018 (D)	400	452
2.450%, 12/15/2015	187	190
BlackRock
6.250%, 09/15/2017	570	640
3.500%, 03/18/2024	80	84
3.375%, 06/01/2022	100	104
Blackstone Holdings Finance LLC
5.875%, 03/15/2021 (C)	1,180	1,380
BNP Paribas MTN
2.375%, 09/14/2017	1,490	1,519
Boston Properties ‡
3.800%, 02/01/2024	129	134
BPCE MTN
5.700%, 10/22/2023 (C)	910	1,010
5.150%, 07/21/2024 (C)	1,550	1,669
1.625%, 01/26/2018	300	299
Branch Banking & Trust
5.625%, 09/15/2016	325	347
Caisse Centrale Desjardins
2.550%, 03/24/2016 (C)	581	593
Canadian Imperial Bank of Commerce
2.600%, 07/02/2015 (C)	1,000	1,007
Capital One Bank USA
3.375%, 02/15/2023	300	302
Capital One Financial
4.750%, 07/15/2021	375	419
3.500%, 06/15/2023	814	831
3.200%, 02/05/2025	1,175	1,159
Caterpillar Financial Services MTN
7.150%, 02/15/2019	250	299
5.850%, 09/01/2017	580	644
2.850%, 06/01/2022	155	158
CC Holdings GS V LLC
3.849%, 04/15/2023	245	247
CDP Financial
4.400%, 11/25/2019 (C)	300	332
Charles Schwab
3.225%, 09/01/2022	100	103
Chase Capital VI
0.880%, 08/01/2028 (A)	1,050	892

26	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup
8.500%, 05/22/2019	$600	$747
8.125%, 07/15/2039	400	622
6.125%, 05/15/2018	440	496
6.000%, 08/15/2017	4,345	4,792
5.875%, 01/30/2042	550	708
5.850%, 08/02/2016	300	319
5.500%, 02/15/2017	11,465	12,308
5.500%, 09/13/2025	1,370	1,551
5.375%, 08/09/2020	2,072	2,361
5.300%, 05/06/2044	300	335
4.700%, 05/29/2015	1,488	1,503
4.300%, 11/20/2026	600	617
3.875%, 10/25/2023	151	159
3.500%, 05/15/2023	930	928
3.375%, 03/01/2023	181	185
2.650%, 03/02/2015	997	997
2.500%, 09/26/2018	395	402
2.400%, 02/18/2020	1,410	1,405
1.700%, 07/25/2016	1,765	1,777
1.550%, 08/14/2017	2,505	2,502
0.812%, 08/25/2036 (A)	3,239	2,543
Citigroup Capital III
7.625%, 12/01/2036	2,000	2,592
CME Group
3.000%, 09/15/2022	400	413
CNA Financial
5.875%, 08/15/2020	274	315
Comerica
3.000%, 09/16/2015	145	147
Commonwealth Bank of Australia
5.000%, 10/15/2019 (C)	900	1,010
2.250%, 03/16/2017 (C)	378	387
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000%, 12/31/2049 (A)(C)	2,043	2,644
5.800%, 09/30/2110 (C)	300	355
5.750%, 12/01/2043	710	880
4.625%, 12/01/2023	2,060	2,251
4.500%, 01/11/2021	300	334
3.200%, 03/11/2015 (C)	700	700
Countrywide Financial
6.250%, 05/15/2016	300	317
Credit Agricole
8.375%, 12/31/2049 (A)(C)	3,250	3,859
Credit Suisse NY
6.000%, 02/15/2018	990	1,096
3.625%, 09/09/2024	3,685	3,834
0.583%, 08/24/2015 (A)	6,000	6,000
0.492%, 04/10/2015 (A)	2,500	2,501
Crown Castle Towers LLC
3.214%, 08/15/2015 (C)	290	293
DDR ‡
4.625%, 07/15/2022	1,875	2,015
3.375%, 05/15/2023	1,800	1,777
Deutsche Bank MTN
3.700%, 05/30/2024	453	475
1.350%, 05/30/2017	2,440	2,441
DnB Boligkreditt
2.100%, 10/14/2015 (C)	1,057	1,067
Equity Commonwealth ‡
6.650%, 01/15/2018	255	279
5.875%, 09/15/2020	95	105
ERAC USA Finance LLC
5.600%, 05/01/2015 (C)	90	91
4.500%, 08/16/2021 (C)	175	190

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ERP Operating ‡
5.750%, 06/15/2017	$500	$549
5.125%, 03/15/2016	1,000	1,044
4.625%, 12/15/2021	236	262
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	2,376
Farmers Exchange Capital II
6.151%, 11/01/2053 (A)(C)	5,120	5,807
Federal Realty Investment Trust ‡
3.950%, 01/15/2024	835	889
3.000%, 08/01/2022	605	612
Fifth Third Bank
2.875%, 10/01/2021	200	203
1.450%, 02/28/2018	248	247
First Chicago NBD Institutional Capital I
0.800%, 02/01/2027 (A)	3,750	3,187
First Industrial MTN
7.500%, 12/01/2017	1,765	1,992
FMR LLC
6.450%, 11/15/2039 (C)	250	327
Ford Motor Credit LLC
8.125%, 01/15/2020	520	652
7.000%, 04/15/2015	4,000	4,029
5.875%, 08/02/2021	3,110	3,674
5.000%, 05/15/2018	206	225
4.207%, 04/15/2016	401	414
3.984%, 06/15/2016	555	573
3.000%, 06/12/2017	1,173	1,213
General Electric Capital MTN
6.875%, 01/10/2039	2,230	3,237
6.750%, 03/15/2032	150	208
6.375%, 11/15/2067 (A)	4,915	5,346
6.150%, 08/07/2037	1,875	2,502
6.000%, 08/07/2019	920	1,079
5.875%, 01/14/2038	1,430	1,858
5.625%, 09/15/2017	800	888
5.625%, 05/01/2018	4,483	5,040
5.550%, 05/04/2020	590	690
5.500%, 01/08/2020	480	556
5.400%, 02/15/2017	1,800	1,953
5.375%, 10/20/2016	1,500	1,609
5.300%, 02/11/2021	1,753	2,021
4.650%, 10/17/2021	140	159
4.625%, 01/07/2021	3,640	4,101
4.375%, 09/16/2020	60	67
2.300%, 04/27/2017	600	616
2.250%, 11/09/2015	180	182
2.100%, 12/11/2019	356	360
0.737%, 08/15/2036 (A)	3,035	2,633
0.635%, 05/05/2026 (A)	1,600	1,494
Glitnir HF
7.451%, 09/14/2016 (C)(E)	500	—
6.693%, 06/15/2016 (C)(E)	4,480	—
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	13,260	10,393

27	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Goldman Sachs Group MTN
7.500%, 02/15/2019	$1,520	$1,816
6.750%, 10/01/2037	4,712	6,095
6.250%, 02/01/2041	2,920	3,816
6.150%, 04/01/2018	8,510	9,565
6.000%, 06/15/2020	2,795	3,259
5.950%, 01/18/2018	1,190	1,326
5.750%, 10/01/2016	1,505	1,612
5.375%, 03/15/2020	540	612
5.250%, 07/27/2021	9,760	11,081
3.625%, 02/07/2016	470	482
3.625%, 01/22/2023	178	184
3.500%, 01/23/2025	1,075	1,085
0.657%, 07/22/2015 (A)	45	45
HBOS MTN
6.750%, 05/21/2018 (C)	5,100	5,709
HCP ‡
6.300%, 09/15/2016	940	1,012
6.000%, 01/30/2017	2,313	2,509
5.375%, 02/01/2021	105	118
3.875%, 08/15/2024	4,506	4,612
2.625%, 02/01/2020	1,004	1,006
Health Care ‡
6.500%, 03/15/2041	1,650	2,155
5.250%, 01/15/2022	1,825	2,046
4.950%, 01/15/2021	6,340	7,040
4.700%, 09/15/2017	225	242
4.500%, 01/15/2024 (D)	183	197
Healthcare Realty Trust ‡
6.500%, 01/17/2017	85	93
5.750%, 01/15/2021	60	68
Healthcare Trust of America Holdings ‡
3.375%, 07/15/2021	975	979
Highwoods Properties ‡
7.500%, 04/15/2018	1,339	1,549
Hongkong & Shanghai Banking
0.440%, 07/22/2049 (A)	195	121
HSBC Bank
4.750%, 01/19/2021 (C)	400	451
4.125%, 08/12/2020 (C)	261	285
3.500%, 06/28/2015 (C)	123	124
3.100%, 05/24/2016 (C)	4,770	4,908
1.500%, 05/15/2018 (C)	327	325
0.600%, 06/29/2049 (A)	1,160	722
HSBC Finance
6.676%, 01/15/2021	1,010	1,208
5.500%, 01/19/2016	600	623
HSBC Holdings
5.250%, 03/14/2044	4,985	5,686
5.100%, 04/05/2021	201	228
4.875%, 01/14/2022	300	339
4.250%, 03/14/2024	2,750	2,899
4.000%, 03/30/2022	490	529
HSBC USA
2.375%, 11/13/2019	2,060	2,074
2.350%, 03/05/2020	3,604	3,600
1.700%, 03/05/2018	3,250	3,251
Hyundai Capital America
2.125%, 10/02/2017 (C)	650	656
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A)(C)	1,200	1,155
ING Bank
5.800%, 09/25/2023 (C)	3,145	3,610
3.750%, 03/07/2017 (C)	457	478
2.500%, 10/01/2019 (C)	1,955	1,990
2.000%, 09/25/2015 (C)	200	202

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intercontinental Exchange
2.500%, 10/15/2018	$151	$155
International Lease Finance
6.750%, 09/01/2016 (C)	5,590	5,939
Intesa Sanpaolo
5.017%, 06/26/2024 (C)	4,115	4,237
3.625%, 08/12/2015 (C)	940	951
3.125%, 01/15/2016	860	874
2.375%, 01/13/2017	1,839	1,866
Invesco Finance
4.000%, 01/30/2024	171	181
Jefferies Group
8.500%, 07/15/2019	55	66
6.875%, 04/15/2021	35	40
6.450%, 06/08/2027	590	652
6.250%, 01/15/2036	400	416
3.875%, 11/09/2015	171	174
John Deere Capital
5.750%, 09/10/2018	300	342
2.250%, 04/17/2019	930	944
1.700%, 01/15/2020	405	399
1.200%, 10/10/2017	196	196
JPMorgan Chase
6.400%, 05/15/2038	385	513
6.000%, 07/05/2017	3,365	3,709
6.000%, 10/01/2017	9,155	10,150
4.850%, 02/01/2044	935	1,071
4.500%, 01/24/2022	750	829
4.350%, 08/15/2021	510	558
4.125%, 12/15/2026	4,510	4,630
3.625%, 05/13/2024	4,120	4,273
3.375%, 05/01/2023	1,240	1,238
3.125%, 01/23/2025	1,510	1,494
2.250%, 01/23/2020	5,390	5,360
0.571%, 06/13/2016 (A)	4,250	4,240
JPMorgan Chase Capital XXIII
1.257%, 05/15/2047 (A)	4,697	3,687
Kaupthing Bank
7.125%, 05/19/2016 (C)(E)	12,000	1
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	1,370	1,358
Lazard Group
6.850%, 06/15/2017	3,090	3,440
Lazard Group LLC
4.250%, 11/14/2020	1,540	1,640
3.750%, 02/13/2025	2,215	2,196
Liberty Mutual Group
5.000%, 06/01/2021 (C)	95	105
Lincoln National
4.850%, 06/24/2021	58	65
Lloyds Bank MTN
5.800%, 01/13/2020 (C)	200	233
Lloyds Banking Group
4.500%, 11/04/2024	1,490	1,557
M&T Bank
6.875%, 12/29/2049	3,540	3,611
Macquarie Bank
5.000%, 02/22/2017 (C)	652	697
0.886%, 10/27/2017 (A)(C)	3,000	3,000
Macquarie Group
6.250%, 01/14/2021 (C)	675	780
6.000%, 01/14/2020 (C)	225	255
Manufacturers & Traders Trust
6.625%, 12/04/2017	250	281
Marsh & McLennan
3.500%, 03/10/2025	155	160

28	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	$1,650	$2,661
5.375%, 12/01/2041 (C)(D)	66	80
MassMutual Global Funding II
3.125%, 04/14/2016 (C)	100	103
2.500%, 10/17/2022 (C)	363	359
2.100%, 08/02/2018 (C)	105	107
2.000%, 04/05/2017 (C)	120	122
MetLife
7.717%, 02/15/2019	1,750	2,129
6.400%, 12/15/2036	4,360	5,101
1.903%, 12/15/2017	805	811
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (C)	1,125	1,200
3.650%, 06/14/2018 (C)	490	520
1.500%, 01/10/2018 (C)	2,997	3,003
Mid-America Apartments ‡
4.300%, 10/15/2023	1,200	1,280
3.750%, 06/15/2024	1,390	1,420
Mizuho Bank
3.600%, 09/25/2024 (C)	400	411
Morgan Stanley MTN
7.300%, 05/13/2019	1,275	1,523
6.625%, 04/01/2018	6,010	6,836
5.950%, 12/28/2017	550	612
5.750%, 10/18/2016	190	203
5.750%, 01/25/2021	235	273
5.625%, 09/23/2019	2,170	2,464
5.550%, 04/27/2017	514	557
5.500%, 07/28/2021	200	231
5.450%, 01/09/2017	1,850	1,984
5.375%, 10/15/2015	1,585	1,629
4.750%, 03/22/2017	300	320
4.350%, 09/08/2026	1,250	1,303
4.300%, 01/27/2045	2,422	2,466
3.750%, 02/25/2023	179	187
3.700%, 10/23/2024	2,347	2,423
2.650%, 01/27/2020	3,450	3,479
1.875%, 01/05/2018	172	173
0.707%, 10/18/2016 (A)	2,500	2,497
Murray Street Investment Trust I
4.647%, 03/09/2017 (F)	2,785	2,960
National Australia Bank
3.750%, 03/02/2015 (C)	455	455
3.000%, 07/27/2016 (C)	1,000	1,029
National Bank of Canada
2.200%, 10/19/2016 (C)	4,350	4,440
National Capital Trust II
5.486%, 12/29/2049 (A)(C)	40	40
National City Bank MTN
5.800%, 06/07/2017	525	574
0.605%, 06/07/2017 (A)	3,000	2,986
Nationwide Financial Services
5.300%, 11/18/2044 (C)	1,510	1,619
Nationwide Mutual Insurance
9.375%, 08/15/2039 (C)	460	737
2.531%, 12/15/2024 (A)(C)	4,407	4,407
Navient MTN
8.450%, 06/15/2018	530	606
3.875%, 09/10/2015	2,360	2,384
New York Life Global Funding
3.000%, 05/04/2015 (C)	400	402
2.150%, 06/18/2019 (C)	293	295
2.100%, 01/02/2019 (C)	1,625	1,643
New York Life Insurance
6.750%, 11/15/2039 (C)	1,355	1,942

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nomura Holdings
6.700%, 03/04/2020	$298	$356
4.125%, 01/19/2016	150	154
Nordea Bank
4.875%, 05/13/2021 (C)	2,085	2,286
1.625%, 05/15/2018 (C)	500	499
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	2,470	3,271
Oversea-Chinese Banking
1.625%, 03/13/2015 (C)	200	200
PACCAR Financial MTN
1.600%, 03/15/2017	164	166
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (C)	170	181
Pacific Life Insurance
9.250%, 06/15/2039 (C)	560	900
PNC Bank
6.875%, 04/01/2018	250	288
2.950%, 02/23/2025	1,795	1,795
2.400%, 10/18/2019	2,140	2,171
2.250%, 07/02/2019	1,600	1,613
0.800%, 01/28/2016	297	298
PNC Funding
5.125%, 02/08/2020	340	386
2.700%, 09/19/2016	88	90
Post Apartment Homes
4.750%, 10/15/2017	70	75
Pricoa Global Funding I MTN
1.600%, 05/29/2018 (C)	150	149
Principal Life Global Funding I
5.050%, 03/15/2015 (C)	750	751
Private Export Funding
4.375%, 03/15/2019	4,660	5,132
2.125%, 07/15/2016	4,760	4,857
Progressive
3.700%, 01/26/2045	1,105	1,071
Prudential Financial MTN
4.600%, 05/15/2044	335	356
Prudential Insurance of America
8.300%, 07/01/2025 (C)	600	819
Reckson Operating Partnership ‡
6.000%, 03/31/2016	95	99
Royal Bank of Canada MTN
2.300%, 07/20/2016	640	654
1.875%, 02/05/2020	6,160	6,127
1.200%, 09/19/2017	1,126	1,124
0.625%, 12/04/2015	2,970	2,974
0.500%, 06/29/2085 (A)	860	616
Royal Bank of Scotland
4.650%, 06/04/2018	2,280	2,387
Royal Bank of Scotland Group
6.400%, 10/21/2019	1,950	2,281
6.100%, 06/10/2023	1,650	1,850
5.125%, 05/28/2024	565	598
2.550%, 09/18/2015	850	858
Security Benefit Life Insurance
8.750%, 05/15/2016 (C)	5,200	5,579
Simon Property Group ‡
10.350%, 04/01/2019	520	675
5.650%, 02/01/2020	133	154
4.375%, 03/01/2021	130	144
4.125%, 12/01/2021	108	118
Skandinaviska Enskilda Banken
1.750%, 03/19/2018 (C)	322	322
SL Green Realty ‡
7.750%, 03/15/2020	2,000	2,396

29	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Societe Generale
0.438%, 11/29/2049 (A)	$860	$542
SpareBank 1 Boligkreditt
1.750%, 11/15/2019 (C)	541	535
Stadshypotek
1.875%, 10/02/2019 (C)(D)	1,910	1,909
Standard Chartered
5.700%, 03/26/2044 (C)	4,237	4,681
5.200%, 01/26/2024 (C)(D)	410	445
State Street
4.956%, 03/15/2018	2,560	2,765
3.700%, 11/20/2023	308	330
3.300%, 12/16/2024	310	321
3.100%, 05/15/2023	24	24
Sumitomo Mitsui Banking MTN
1.350%, 07/11/2017	2,255	2,244
SunTrust Banks
2.350%, 11/01/2018	39	40
Svenska Handelsbanken
3.125%, 07/12/2016	282	291
Swedbank MTN
2.200%, 03/04/2020 (C)	2,200	2,196
Synchrony Financial
4.250%, 08/15/2024	1,405	1,472
2.700%, 02/03/2020	1,780	1,779
Tanger Properties ‡
3.875%, 12/01/2023	805	834
3.750%, 12/01/2024	705	724
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	1,740	2,430
Temasek Financial I MTN
2.375%, 01/23/2023 (C)	1,660	1,643
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	538	551
2.200%, 07/29/2015 (C)	295	297
Toyota Motor Credit MTN
3.400%, 09/15/2021	1,935	2,071
2.750%, 05/17/2021	1,895	1,949
2.050%, 01/12/2017	215	220
1.250%, 10/05/2017	2,740	2,748
1.125%, 05/16/2017	3,075	3,091
Travelers
5.900%, 06/02/2019	145	169
Travelers Property Casualty
7.750%, 04/15/2026	300	409
UBS MTN
5.875%, 12/20/2017	303	338
5.750%, 04/25/2018	150	168
US Bancorp MTN
4.125%, 05/24/2021	134	148
3.000%, 03/15/2022	67	69
2.450%, 07/27/2015	300	303
US Bank
2.800%, 01/27/2025	336	336
2.125%, 10/28/2019	3,985	4,028
Ventas Realty ‡
2.700%, 04/01/2020	2,950	2,966
Voya Financial
2.900%, 02/15/2018	350	360
Wachovia
5.750%, 06/15/2017	690	762
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	4,792	4,762

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WEA Finance LLC
3.750%, 09/17/2024 (C)	$2,400	$2,475
2.700%, 09/17/2019 (C)	780	787
Wells Fargo
5.625%, 12/11/2017	830	924
5.606%, 01/15/2044	1,700	2,074
5.375%, 11/02/2043	220	260
4.650%, 11/04/2044	410	438
4.600%, 04/01/2021	500	558
4.480%, 01/16/2024	1,392	1,518
3.676%, 06/15/2016	1,830	1,898
3.500%, 03/08/2022	250	264
3.450%, 02/13/2023	1,100	1,122
3.000%, 01/22/2021	3,020	3,118
1.500%, 01/16/2018	800	801
Wells Fargo Bank MTN
6.000%, 11/15/2017	4,220	4,731
0.571%, 03/15/2016 (A)	1,200	1,199
Wells Fargo Capital X
5.950%, 12/15/2036	860	882
Westpac Banking
4.875%, 11/19/2019	604	677
2.450%, 11/28/2016 (C)	350	359
Woodbourne Capital Trust I
2.610%, 04/08/2049 (A)(C)	625	300
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A)(C)	6,290	6,608

		705,570

Health Care — 1.5%
AbbVie
4.400%, 11/06/2042	3,365	3,538
2.900%, 11/06/2022	1,940	1,941
1.750%, 11/06/2017	1,097	1,106
Actavis
3.250%, 10/01/2022	112	111
Actavis Funding SCS
4.850%, 06/15/2044	1,565	1,613
Aetna
6.750%, 12/15/2037	60	83
4.500%, 05/15/2042	71	78
2.200%, 03/15/2019	945	949
Amgen
5.750%, 03/15/2040	237	288
5.700%, 02/01/2019	100	114
5.650%, 06/15/2042	3,435	4,232
5.375%, 05/15/2043	535	639
5.150%, 11/15/2041	2,040	2,343
4.500%, 03/15/2020	84	93
3.875%, 11/15/2021	200	215
3.625%, 05/22/2024	1,285	1,340
2.200%, 05/22/2019	1,150	1,157
Anthem
5.875%, 06/15/2017	350	384
5.100%, 01/15/2044	560	650
4.625%, 05/15/2042	219	238
3.700%, 08/15/2021	290	306
3.500%, 08/15/2024	1,010	1,044
3.300%, 01/15/2023	133	136
3.125%, 05/15/2022	3,417	3,465
Bayer US Finance LLC
3.375%, 10/08/2024 (C)	200	208
Becton Dickinson and
4.685%, 12/15/2044	1,050	1,151
3.734%, 12/15/2024	589	618
2.675%, 12/15/2019	1,521	1,553

30	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Catholic Health Initiatives
4.350%, 11/01/2042	$190	$188
Celgene
5.250%, 08/15/2043	675	792
3.625%, 05/15/2024	743	776
1.900%, 08/15/2017	337	341
CHS
8.000%, 11/15/2019	200	214
Eli Lilly
3.700%, 03/01/2045	285	284
Forest Laboratories
5.000%, 12/15/2021 (C)	173	190
Gilead Sciences
3.700%, 04/01/2024	4,025	4,296
3.500%, 02/01/2025	57	60
2.350%, 02/01/2020	1,600	1,630
GlaxoSmithKline Capital
5.650%, 05/15/2018	1,590	1,797
2.850%, 05/08/2022	410	416
Humana
7.200%, 06/15/2018	1,950	2,269
3.850%, 10/01/2024	2,530	2,634
Laboratory Corp of America Holdings
3.200%, 02/01/2022	128	129
McKesson
3.796%, 03/15/2024	910	964
Medco Health Solutions
7.125%, 03/15/2018	384	444
2.750%, 09/15/2015	135	136
Medtronic
4.625%, 03/15/2045 (C)	1,040	1,179
4.450%, 03/15/2020	1,210	1,343
4.375%, 03/15/2035 (C)	1,128	1,229
3.625%, 03/15/2024	2,765	2,932
3.500%, 03/15/2025 (C)	2,350	2,453
3.150%, 03/15/2022 (C)	1,295	1,341
2.500%, 03/15/2020 (C)	6,905	7,023
Merck
3.700%, 02/10/2045	3,000	2,985
2.750%, 02/10/2025	850	847
2.400%, 09/15/2022	156	155
2.350%, 02/10/2022	2,795	2,781
Mylan
5.400%, 11/29/2043	615	700
2.550%, 03/28/2019	1,980	1,986
1.800%, 06/24/2016	77	77
Novartis Securities Investment
5.125%, 02/10/2019	94	106
Perrigo
4.000%, 11/15/2023	460	482
Perrigo Finance
4.900%, 12/15/2044	1,080	1,159
3.900%, 12/15/2024	2,035	2,110
3.500%, 12/15/2021	820	848
Pfizer
6.200%, 03/15/2019	430	502
Pharmacia
8.700%, 10/15/2021	350	450
Roche Holdings
6.000%, 03/01/2019 (C)	669	774
Teva Pharmaceutical Finance
3.650%, 11/10/2021	375	396

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Thermo Fisher Scientific
5.300%, 02/01/2044	$140	$166
4.150%, 02/01/2024	172	185
3.600%, 08/15/2021	710	743
3.300%, 02/15/2022	1,830	1,874
3.200%, 03/01/2016	1,425	1,456
1.300%, 02/01/2017	1,853	1,854
UnitedHealth Group
6.875%, 02/15/2038	800	1,153
6.625%, 11/15/2037	360	503
5.800%, 03/15/2036	560	713
3.875%, 10/15/2020	870	945
3.375%, 11/15/2021	625	663
2.875%, 12/15/2021	2,395	2,462
2.875%, 03/15/2023	150	153
Wyeth
5.950%, 04/01/2037	1,980	2,557
Zoetis
4.700%, 02/01/2043	34	35
3.250%, 02/01/2023	479	477

		96,950

Industrials — 1.4%
3M
1.375%, 09/29/2016	86	87
ABB Finance USA
4.375%, 05/08/2042	227	253
2.875%, 05/08/2022	117	119
1.625%, 05/08/2017	81	82
ADT
4.875%, 07/15/2042	111	92
4.125%, 06/15/2023	48	46
3.500%, 07/15/2022	105	96
Air 2 US
8.027%, 10/01/2019 (C)	838	896
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (C)	134	141
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	82	89
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	5,267	5,728
BAE Systems
5.800%, 10/11/2041 (C)	90	111
4.750%, 10/11/2021 (C)	3,955	4,377
BAE Systems Holdings
5.200%, 08/15/2015 (C)	360	367
Boeing
4.875%, 02/15/2020	2,440	2,799
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	284
5.650%, 05/01/2017	200	219
5.400%, 06/01/2041	200	241
4.550%, 09/01/2044	2,355	2,560
4.375%, 09/01/2042	150	159
3.850%, 09/01/2023	3,450	3,691
3.450%, 09/15/2021	435	460
3.050%, 09/01/2022	300	307
Canadian National Railway
5.850%, 11/15/2017	150	167
5.550%, 05/15/2018	385	433
Cargill
7.350%, 03/06/2019 (C)	400	479
3.300%, 03/01/2022 (C)	200	207

31	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Caterpillar
2.600%, 06/26/2022	$123	$123
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,915	1,958
Continental Airlines, Pass-Through Trust, Ser 1997-4, Cl A
6.900%, 01/02/2018	70	73
Continental Airlines, Pass-Through Trust, Ser 1999-1, Cl A
6.545%, 02/02/2019	361	398
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	928	1,035
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	2,040	2,274
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	2,415	2,668
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	120	125
CRH America
6.000%, 09/30/2016	154	165
CSX
7.375%, 02/01/2019	460	552
4.250%, 06/01/2021	65	71
Danaher
3.900%, 06/23/2021	266	290
Deere
3.900%, 06/09/2042	64	67
2.600%, 06/08/2022	74	74
Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,337	1,578
Delta Air Lines, Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	190	205
Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	59	64
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	88	95
Eaton
7.625%, 04/01/2024	325	429
4.150%, 11/02/2042	530	549
4.000%, 11/02/2032	99	103
2.750%, 11/02/2022	2,460	2,469
1.500%, 11/02/2017	692	695
FedEx
4.100%, 02/01/2045	1,015	1,025
3.900%, 02/01/2035	96	97
3.200%, 02/01/2025	1,015	1,027
Fluor
3.375%, 09/15/2021	308	320
General Electric
5.250%, 12/06/2017	91	101
4.500%, 03/11/2044	1,310	1,483
4.125%, 10/09/2042	246	262
Hutchison Whampoa International 12 II
3.250%, 11/08/2022 (C)	294	295
Illinois Tool Works
3.900%, 09/01/2042	960	973
Ingersoll-Rand
6.391%, 11/15/2027	425	522

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.632%, 08/15/2016 (A)	$1,575	$1,561
Koninklijke Philips
7.200%, 06/01/2026	300	383
5.750%, 03/11/2018	100	112
3.750%, 03/15/2022	424	450
L-3 Communications
3.950%, 05/28/2024	1,215	1,239
Lockheed Martin
4.070%, 12/15/2042	453	472
3.800%, 03/01/2045	1,165	1,161
3.350%, 09/15/2021	2,250	2,383
2.125%, 09/15/2016	187	191
Norfolk Southern
6.000%, 05/23/2111	527	686
3.950%, 10/01/2042	129	130
Northrop Grumman
3.850%, 04/15/2045	1,171	1,145
3.250%, 08/01/2023	6,805	6,973
Parker-Hannifin MTN
4.450%, 11/21/2044	93	104
3.300%, 11/21/2024	1,385	1,448
Penske Truck Leasing LP
3.375%, 02/01/2022 (C)	1,197	1,190
3.050%, 01/09/2020 (C)	2,375	2,406
2.500%, 06/15/2019 (C)	1,965	1,958
Pitney Bowes MTN
5.600%, 03/15/2018	100	108
Raytheon
3.125%, 10/15/2020	720	749
Republic Services
3.550%, 06/01/2022	125	130
Ryder System MTN
3.600%, 03/01/2016	132	135
2.500%, 03/01/2017	177	181
Union Pacific
4.698%, 01/02/2024	117	126
4.300%, 06/15/2042	100	108
4.163%, 07/15/2022	437	490
3.250%, 01/15/2025	1,340	1,402
United Parcel Service
8.375%, 04/01/2020	140	180
3.125%, 01/15/2021	90	95
2.450%, 10/01/2022	100	100
United Technologies
8.875%, 11/15/2019	400	515
5.400%, 05/01/2035	640	785
4.500%, 06/01/2042	1,210	1,342
3.100%, 06/01/2022	233	243
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	45	51
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	4,773	5,161
Valmont Industries
5.250%, 10/01/2054	800	781
Waste Management
4.750%, 06/30/2020	299	333
3.900%, 03/01/2035	40	40
3.500%, 05/15/2024	720	750

		84,452

32	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 0.7%
Alibaba Group Holding
3.600%, 11/28/2024 (C)	$890	$897
Apple
3.850%, 05/04/2043	1,750	1,769
3.450%, 02/09/2045	1,411	1,333
2.850%, 05/06/2021	3,647	3,792
2.500%, 02/09/2025	1,450	1,423
2.400%, 05/03/2023	568	563
2.150%, 02/09/2022	382	377
0.503%, 05/03/2018 (A)	345	346
Arrow Electronics
7.500%, 01/15/2027	300	365
6.875%, 06/01/2018	270	305
6.000%, 04/01/2020	225	255
3.375%, 11/01/2015	60	61
Broadcom MTN
4.500%, 08/01/2034	320	343
Cisco Systems
5.900%, 02/15/2039	250	324
5.500%, 02/22/2016	116	122
5.500%, 01/15/2040	670	839
eBay
4.000%, 07/15/2042	84	73
3.450%, 08/01/2024	300	294
2.875%, 08/01/2021	88	87
2.600%, 07/15/2022	253	241
EMC
3.375%, 06/01/2023	190	193
Hewlett-Packard
6.000%, 09/15/2041	95	108
4.650%, 12/09/2021	45	49
4.300%, 06/01/2021	94	101
HP Enterprise Services LLC
7.450%, 10/15/2029	500	633
Intel
4.800%, 10/01/2041	630	704
3.300%, 10/01/2021	312	331
1.950%, 10/01/2016	101	103
International Business Machines
7.625%, 10/15/2018	365	441
4.000%, 06/20/2042	327	329
1.950%, 07/22/2016	126	128
1.625%, 05/15/2020	696	686
1.250%, 02/06/2017	189	191
Intuit
5.750%, 03/15/2017	765	832
Keysight Technologies
4.550%, 10/30/2024 (C)	775	786
KLA-Tencor
4.125%, 11/01/2021	2,450	2,572
MasterCard
3.375%, 04/01/2024	2,195	2,302
Microsoft
4.500%, 10/01/2040	61	68
4.000%, 02/12/2055	1,276	1,271
3.750%, 02/12/2045	885	882
3.625%, 12/15/2023	178	194
3.500%, 02/12/2035	2,983	2,954
2.375%, 02/12/2022	1,175	1,181
1.625%, 09/25/2015	405	408
0.875%, 11/15/2017	54	54
National Semiconductor
6.600%, 06/15/2017	480	539
3.950%, 04/15/2015	500	502

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Oracle
6.500%, 04/15/2038	$100	$137
6.125%, 07/08/2039	163	218
5.750%, 04/15/2018	128	145
5.375%, 07/15/2040	97	120
5.000%, 07/08/2019	450	508
4.300%, 07/08/2034	400	435
3.625%, 07/15/2023	84	90
2.800%, 07/08/2021	375	386
2.375%, 01/15/2019	91	93
2.250%, 10/08/2019	1,520	1,548
1.200%, 10/15/2017	104	104
Texas Instruments
2.750%, 03/12/2021	1,435	1,463
TSMC Global
1.625%, 04/03/2018 (C)	3,415	3,367
Xerox
4.800%, 03/01/2035	325	323
4.500%, 05/15/2021	80	87
2.950%, 03/15/2017	165	170
2.750%, 09/01/2020	970	969

		42,514

Materials — 0.9%
Agrium
5.250%, 01/15/2045	152	174
4.125%, 03/15/2035	50	49
3.375%, 03/15/2025	149	148
Albemarle
5.450%, 12/01/2044	1,005	1,092
Barrick
4.100%, 05/01/2023	4,205	4,186
3.850%, 04/01/2022	640	635
Barrick Gold
6.950%, 04/01/2019	1,530	1,774
Barrick North America Finance LLC
4.400%, 05/30/2021	700	729
BHP Billiton Finance USA
6.500%, 04/01/2019	445	525
5.000%, 09/30/2043	1,664	1,953
4.125%, 02/24/2042	147	154
3.850%, 09/30/2023	1,585	1,709
3.250%, 11/21/2021	3,010	3,154
2.050%, 09/30/2018	82	83
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	1,050	1,111
Dow Chemical
8.550%, 05/15/2019	177	221
4.250%, 11/15/2020	118	129
4.125%, 11/15/2021	200	216
3.000%, 11/15/2022	3,630	3,640
E.I. du Pont de Nemours
5.600%, 12/15/2036	275	330
4.900%, 01/15/2041	125	139
1.950%, 01/15/2016	162	164
Eastman Chemical
4.650%, 10/15/2044	645	680
3.800%, 03/15/2025	1,405	1,462
2.700%, 01/15/2020	2,675	2,711
Ecolab
4.350%, 12/08/2021	420	460
1.450%, 12/08/2017	246	245
Freeport-McMoRan
4.550%, 11/14/2024	865	817
3.100%, 03/15/2020 (D)	1,090	1,046
2.150%, 03/01/2017	404	402

33	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/2023	$319	$341
6.500%, 11/15/2020	227	240
Glencore Finance Canada
5.800%, 11/15/2016 (C)	390	417
2.700%, 10/25/2017 (C)	1,900	1,930
LYB International Finance
4.875%, 03/15/2044	615	661
LyondellBasell Industries
4.625%, 02/26/2055	590	583
Monsanto
4.700%, 07/15/2064	24	27
4.200%, 07/15/2034	31	33
3.375%, 07/15/2024	200	208
2.750%, 07/15/2021	166	168
Mosaic
5.625%, 11/15/2043	570	687
5.450%, 11/15/2033	809	944
4.875%, 11/15/2041	117	126
4.250%, 11/15/2023	248	268
3.750%, 11/15/2021	98	104
Nucor
4.000%, 08/01/2023	54	57
Placer Dome
6.450%, 10/15/2035	281	302
Potash Corp of Saskatchewan
6.500%, 05/15/2019	250	293
4.875%, 03/30/2020	10	11
PPG Industries
9.000%, 05/01/2021	515	677
6.650%, 03/15/2018	111	127
Praxair
5.200%, 03/15/2017	215	233
4.625%, 03/30/2015	196	197
2.650%, 02/05/2025	114	114
Rio Tinto Finance USA
9.000%, 05/01/2019	2,015	2,561
6.500%, 07/15/2018	435	500
4.125%, 05/20/2021 (D)	170	183
3.750%, 09/20/2021	370	389
3.500%, 11/02/2020	77	81
2.875%, 08/21/2022	600	600
Rock-Tenn
4.000%, 03/01/2023	330	341
3.500%, 03/01/2020	570	580
Southern Copper
5.250%, 11/08/2042	3,610	3,262
Stauffer Chemical
7.810%, 04/15/2018 (B)(C)	860	453
7.587%, 04/15/2017 (B)(C)	350	225
Teck Resources
3.750%, 02/01/2023 (D)	148	137
Union Carbide
7.750%, 10/01/2096	200	267
7.500%, 06/01/2025	200	259
Vale Overseas
8.250%, 01/17/2034	740	828
6.875%, 11/21/2036	2,958	2,945
4.375%, 01/11/2022 (D)	3,515	3,416
Xstrata Finance Canada
2.050%, 10/23/2015 (C)	2,913	2,929

		58,842

Telecommunication Services — 1.5%
21st Century Fox America
6.650%, 11/15/2037	385	522

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

America Movil
5.625%, 11/15/2017	$1,450	$1,601
5.000%, 03/30/2020	540	610
3.125%, 07/16/2022	2,237	2,276
2.375%, 09/08/2016	238	242
AT&T
6.300%, 01/15/2038	1,400	1,649
5.800%, 02/15/2019	500	565
5.550%, 08/15/2041	360	392
5.500%, 02/01/2018	295	324
5.350%, 09/01/2040	1,431	1,525
4.450%, 05/15/2021	440	476
4.350%, 06/15/2045	1,531	1,448
4.300%, 12/15/2042	1,100	1,031
3.900%, 03/11/2024 (D)	720	751
3.875%, 08/15/2021	1,660	1,741
3.000%, 02/15/2022	700	693
0.900%, 02/12/2016	184	184
BellSouth Telecommunications LLC
6.300%, 12/15/2015	51	52
Bharti Airtel International Netherlands
5.350%, 05/20/2024 (C)	805	891
British Telecommunications
5.950%, 01/15/2018	1,511	1,686
Centel Capital
9.000%, 10/15/2019	325	391
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	263
Cox Communications
4.800%, 02/01/2035 (C)	1,400	1,471
Deutsche Telekom International Finance
6.000%, 07/08/2019	600	702
2.250%, 03/06/2017 (C)	3,130	3,189
DIRECTV Holdings
6.000%, 08/15/2040	2,670	3,011
4.600%, 02/15/2021	400	435
GTE
8.750%, 11/01/2021	600	783
GTP Acquisition Partners I LLC
4.347%, 06/15/2016 (C)	606	616
Nippon Telegraph & Telephone
1.400%, 07/18/2017	200	200
Orange
9.000%, 03/01/2031	370	568
2.750%, 09/14/2016	140	143
Qwest
6.750%, 12/01/2021	593	684
Rogers Communications
5.450%, 10/01/2043	71	84
4.100%, 10/01/2023	133	142
Sky
3.750%, 09/16/2024 (C)	1,505	1,552
Sprint Capital
8.750%, 03/15/2032	390	412
TCI Communications
7.125%, 02/15/2028	400	550
Telecom Italia Capital
7.175%, 06/18/2019	70	81
Telefonica Chile
3.875%, 10/12/2022 (C)	730	740
Telefonica Emisiones SAU
6.421%, 06/20/2016	100	107
6.221%, 07/03/2017	100	111
5.877%, 07/15/2019	180	209
5.462%, 02/16/2021	69	79
5.134%, 04/27/2020	1,580	1,786

34	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tencent Holdings MTN
3.800%, 02/11/2025 (C)	$1,030	$1,049
2.875%, 02/11/2020 (C)	1,630	1,637
Thomson Reuters
4.700%, 10/15/2019	250	274
3.850%, 09/29/2024	1,468	1,513
Verizon Communications
6.550%, 09/15/2043	6,672	8,769
6.400%, 09/15/2033	4,690	5,940
5.850%, 09/15/2035	150	179
5.150%, 09/15/2023	4,460	5,115
5.050%, 03/15/2034	308	337
4.862%, 08/21/2046 (C)	5,258	5,578
4.500%, 09/15/2020	529	582
4.400%, 11/01/2034	8,300	8,461
4.150%, 03/15/2024	2,240	2,407
3.500%, 11/01/2024	930	951
3.450%, 03/15/2021	1,120	1,166
3.000%, 11/01/2021	5,626	5,689
2.625%, 02/21/2020 (C)	82	83
2.500%, 09/15/2016	2,565	2,623
2.450%, 11/01/2022	10	10
Verizon New England
7.875%, 11/15/2029	500	654
Vodafone Group
5.450%, 06/10/2019	226	256
2.950%, 02/19/2023	3,725	3,685
1.625%, 03/20/2017	240	242
Windstream
8.125%, 09/01/2018	365	382

		94,550

Utilities — 2.0%
AGL Capital
6.375%, 07/15/2016	200	214
5.875%, 03/15/2041	73	94
5.250%, 08/15/2019	170	191
Alabama Power
6.125%, 05/15/2038	69	94
5.875%, 12/01/2022	275	332
5.500%, 10/15/2017	810	893
Alabama Power Capital Trust V
3.355%, 10/01/2042 (A)	100	94
Ameren Illinois
4.300%, 07/01/2044	760	855
American Electric Power
1.650%, 12/15/2017	2,027	2,037
American Water Capital
3.850%, 03/01/2024	300	319
Appalachian Power
5.950%, 05/15/2033	200	248
4.600%, 03/30/2021	150	168
Arizona Public Service
5.050%, 09/01/2041	219	264
4.500%, 04/01/2042	63	71
Berkshire Hathaway Energy
6.500%, 09/15/2037	3,200	4,399
5.150%, 11/15/2043	540	653
4.500%, 02/01/2045	2,410	2,655
3.750%, 11/15/2023	488	519
Boston Gas
4.487%, 02/15/2042 (C)	140	157
CenterPoint Energy
6.500%, 05/01/2018	271	308

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	$1,925	$2,240
CenterPoint Energy Resources
6.125%, 11/01/2017	320	357
4.500%, 01/15/2021	246	273
Cleveland Electric Illuminating
7.880%, 11/01/2017	310	359
Comision Federal de Electricidad
4.875%, 05/26/2021 (C)	249	266
Commonwealth Edison
3.700%, 03/01/2045	865	879
Consolidated Edison of New York
6.650%, 04/01/2019	650	769
5.700%, 06/15/2040	154	197
4.625%, 12/01/2054	585	659
4.450%, 03/15/2044	2,475	2,781
Consumers Energy
6.700%, 09/15/2019	400	477
4.350%, 08/31/2064	570	625
2.850%, 05/15/2022	56	57
Dominion Gas Holdings LLC
4.600%, 12/15/2044	910	995
Dominion Resources
6.400%, 06/15/2018	295	339
5.250%, 08/01/2033	1,135	1,333
4.900%, 08/01/2041	48	55
4.700%, 12/01/2044	940	1,051
2.500%, 12/01/2019	1,985	2,016
1.950%, 08/15/2016	56	57
DTE Electric
2.650%, 06/15/2022	66	66
Duke Energy
3.550%, 09/15/2021	722	764
Duke Energy Carolinas LLC
6.000%, 01/15/2038	48	65
5.100%, 04/15/2018	385	429
4.300%, 06/15/2020	195	216
4.250%, 12/15/2041	120	134
3.900%, 06/15/2021	200	220
Duke Energy Florida
3.850%, 11/15/2042	1,360	1,420
Duke Energy Progress
5.300%, 01/15/2019	400	451
3.000%, 09/15/2021	111	116
2.800%, 05/15/2022	121	124
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	2,525	2,993
Electricite de France
6.000%, 01/22/2114 (C)	1,215	1,451
Enel Finance International
5.125%, 10/07/2019 (C)	500	556
Entergy Louisiana LLC
6.500%, 09/01/2018	500	585
Eversource Energy
3.150%, 01/15/2025	605	605
Exelon
5.625%, 06/15/2035	2,065	2,496
Exelon Generation LLC
6.200%, 10/01/2017 (D)	159	176
5.750%, 10/01/2041	86	98
4.000%, 10/01/2020	588	623
FirstEnergy
4.250%, 03/15/2023	2,040	2,147
2.750%, 03/15/2018	650	662

35	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FirstEnergy Transmission LLC
5.450%, 07/15/2044 (C)	$325	$363
FirstEnergy, Ser C
7.375%, 11/15/2031	4,905	6,253
Florida Power & Light
5.950%, 10/01/2033	150	202
5.125%, 06/01/2041	197	246
Great Plains Energy
4.850%, 06/01/2021	27	30
Indiana Michigan Power
7.000%, 03/15/2019	170	203
Ipalco Enterprises
7.250%, 04/01/2016 (C)	2,545	2,679
IPALCO Enterprises
5.000%, 05/01/2018	2,380	2,541
Jersey Central Power & Light
7.350%, 02/01/2019	500	590
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	246	284
Kansas City Power & Light
5.300%, 10/01/2041	350	423
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,655
KeySpan Gas East
5.819%, 04/01/2041 (C)	2,500	3,294
Massachusetts Electric
5.900%, 11/15/2039 (C)	210	277
Metropolitan Edison
3.500%, 03/15/2023 (C)	5,050	5,086
MidAmerican Energy
5.300%, 03/15/2018	250	277
Nevada Power
7.125%, 03/15/2019	400	478
6.500%, 08/01/2018	290	335
5.450%, 05/15/2041	150	191
5.375%, 09/15/2040	45	56
Niagara Mohawk Power
4.881%, 08/15/2019 (C)	180	201
4.278%, 10/01/2034 (C)	955	1,046
NiSource Finance
6.800%, 01/15/2019	3,747	4,412
5.800%, 02/01/2042	471	588
Northern States Power
6.250%, 06/01/2036	350	483
5.350%, 11/01/2039	56	72
Oncor Electric Delivery
6.800%, 09/01/2018	4,660	5,435
Pacific Gas & Electric
8.250%, 10/15/2018	1,570	1,926
6.050%, 03/01/2034	390	511
5.800%, 03/01/2037	560	709
5.400%, 01/15/2040	156	192
4.500%, 12/15/2041	180	195
4.450%, 04/15/2042	2,443	2,672
3.250%, 09/15/2021	35	36
3.250%, 06/15/2023	735	759
PacifiCorp
6.250%, 10/15/2037	310	427
5.650%, 07/15/2018	600	679
5.500%, 01/15/2019	400	454
3.600%, 04/01/2024	1,700	1,810
PECO Energy
4.150%, 10/01/2044	1,985	2,176
Potomac Electric Power
3.600%, 03/15/2024	815	859

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Progress Energy
6.000%, 12/01/2039	$200	$263
PSEG Power LLC
5.500%, 12/01/2015	445	461
5.320%, 09/15/2016	126	134
5.125%, 04/15/2020	120	134
4.150%, 09/15/2021	72	76
2.750%, 09/15/2016	1,055	1,082
Public Service Electric & Gas MTN
5.375%, 11/01/2039	97	124
3.650%, 09/01/2042	113	114
3.050%, 11/15/2024	745	763
2.700%, 05/01/2015	135	135
Public Service of Colorado
4.300%, 03/15/2044	485	550
Public Service of New Hampshire
3.500%, 11/01/2023	960	1,020
Public Service of New Mexico
7.950%, 05/15/2018	3,000	3,522
Public Service of Oklahoma
5.150%, 12/01/2019	220	248
Puget Energy
6.000%, 09/01/2021	2,095	2,490
San Diego Gas & Electric
6.000%, 06/01/2026	400	506
3.950%, 11/15/2041	41	44
Sempra Energy
9.800%, 02/15/2019	100	129
6.500%, 06/01/2016	135	144
6.000%, 10/15/2039	170	223
2.875%, 10/01/2022	140	140
South Carolina Electric & Gas
4.500%, 06/01/2064	52	57
Southern
2.150%, 09/01/2019	1,920	1,929
1.950%, 09/01/2016	130	132
Southern California Edison
6.650%, 04/01/2029	200	267
5.500%, 03/15/2040	170	221
4.650%, 04/01/2015	200	201
3.500%, 10/01/2023	1,015	1,083
Southern California Gas
4.450%, 03/15/2044	1,287	1,498
Southern Power
5.150%, 09/15/2041	44	52
Southern Star Central Gas Pipeline
6.000%, 06/01/2016 (C)	655	686
Southwestern Electric Power
6.450%, 01/15/2019	672	782
3.550%, 02/15/2022	610	635
Southwestern Public Service
8.750%, 12/01/2018	300	374
Virginia Electric and Power
5.400%, 04/30/2018	695	777
4.650%, 08/15/2043	1,475	1,732
4.450%, 02/15/2044	530	606
2.950%, 01/15/2022	1,470	1,512
Wisconsin Electric Power
3.650%, 12/15/2042	183	185
2.950%, 09/15/2021	14	14

		124,897

Total Corporate Obligations (Cost $1,516,144) ($ Thousands)		1,591,513

36	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 10.2%

Automotive — 1.3%
Ally Auto Receivables Trust, Ser 2011-5, Cl A4
1.320%, 07/15/2016	$362	$362
Ally Auto Receivables Trust, Ser 2012-2, Cl A3
0.740%, 04/15/2016	37	37
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	325	325
Ally Auto Receivables Trust, Ser 2014-1, Cl A2
0.480%, 02/15/2017	1,872	1,871
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/2019	5,303	5,302
Ally Auto Receivables Trust, Ser 2014-2, Cl A4
1.840%, 01/15/2020	911	919
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (C)	38	38
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	27	27
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	87	87
Avis Budget Rental Car Funding LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (C)	2,770	2,794
Avis Budget Rental Car Funding LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (C)	2,666	2,655
Avis Budget Rental Car Funding LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (C)	590	608
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (C)	1,141	1,140
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017 (C)	208	209
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	729	729
California Republic Auto Receivables Trust, Ser 2014-3, Cl A4
1.790%, 03/16/2020	729	732
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	4,777	4,775
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	1,301	1,310
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	714	720
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	1,785	1,784

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	$2,428	$2,436
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	1,680	1,685
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	1,411	1,419
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A1
0.468%, 06/20/2016 (A)	2,795	2,794
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A3
1.260%, 05/21/2018	2,575	2,577
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	736	740
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A3
1.480%, 11/20/2018	2,361	2,364
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A4
1.830%, 04/22/2019	295	296
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A2
1.420%, 06/20/2018	3,325	3,318
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A3
1.610%, 06/20/2019	2,527	2,519
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A4
1.860%, 10/21/2019	1,329	1,325
CarMax Auto Owner Trust, Ser 2011-1, Cl A4
2.160%, 09/15/2016	135	135
Carnow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/2017 (C)	371	370
CFC, Ser 2014-2A, Cl A
1.440%, 11/16/2020 (C)	811	806
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (C)	708	709
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (C)	269	268
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019 (C)	805	803
CPS Auto Receivables Trust, Ser 2014-C, Cl C
3.770%, 08/17/2020 (C)	167	168
CPS Auto Receivables Trust, Ser 2014-D, Cl A
1.490%, 04/15/2019 (C)	938	937
CPS Auto Receivables Trust, Ser 2014-D, Cl C
4.350%, 11/16/2020 (C)	150	151
CPS Auto Trust, Ser 2011-B, Cl A
3.680%, 09/17/2018 (C)	120	122
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (C)	130	132
CPS Auto Trust, Ser 2012-A, Cl A
2.780%, 06/17/2019 (C)	59	60

37	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CPS Auto Trust, Ser 2012-B, Cl A
2.520%, 09/16/2019 (C)	$386	$389
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/2019 (C)	260	262
CPS Auto Trust, Ser 2012-D, Cl A
1.480%, 03/16/2020 (C)	174	174
Credit Acceptance Auto Loan Trust, Ser 2012-2A, Cl A
1.520%, 03/16/2020 (C)	297	298
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (C)	500	500
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (C)	38	38
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (C)	678	678
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl C
3.260%, 12/16/2019 (C)	135	133
Exeter Automobile Receivables Trust, Ser 2014-3A, Cl A
1.320%, 01/15/2019 (C)	1,020	1,017
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (C)	106	106
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (C)	55	55
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/2019 (C)	439	438
Flagship Credit Auto Trust, Ser 2014-2, Cl B
2.840%, 11/16/2020 (C)	178	178
Flagship Credit Auto Trust, Ser 2014-2, Cl C
3.950%, 12/15/2020 (C)	88	88
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A3
0.570%, 10/15/2017	1,608	1,609
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	7,172	7,250
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (C)	2,395	2,418
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	7,347	7,306
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A4
0.970%, 04/16/2018	56	56
Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A3
0.770%, 05/15/2017	1,780	1,782
Honda Auto Receivables Owner Trust, Ser 2014-1, Cl A2
0.410%, 09/21/2016	825	825
Honda Auto Receivables Owner Trust, Ser 2014-4, Cl A4
1.460%, 10/15/2020	610	611
Huntington Auto Trust, Ser 2012-1, Cl A3
0.810%, 09/15/2016	22	22

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hyundai Auto Receivables Trust, Ser 2011-C, Cl A4
1.300%, 02/15/2018	$712	$715
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (C)	49	49
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.570%, 08/15/2017 (C)	342	343
Santander Drive Auto Receivables Trust, Ser 2013-A, Cl A3
1.020%, 02/15/2016 (C)	399	399

		80,297

Credit Cards — 1.0%
American Express Credit Account Master Trust, Ser 2012-4, Cl A
0.413%, 05/15/2020 (A)	1,910	1,907
American Express Credit Account Master Trust, Ser 2013-2, Cl A
0.593%, 05/17/2021 (A)	768	769
American Express Issuance Trust II, Ser 2013-2, Cl A
0.597%, 08/15/2019 (A)	3,056	3,068
BA Credit Card Trust, Ser 2007-A4, Cl A4
0.213%, 11/15/2019 (A)	2,141	2,126
BA Credit Card Trust, Ser 2014-A2, Cl A
0.443%, 09/16/2019 (A)	3,728	3,725
BA Credit Card Trust, Ser 2014-A3, Cl A
0.462%, 01/15/2020 (A)	2,111	2,110
BA Credit Card Trust, Ser 2015-A1, Cl A
0.515%, 06/15/2020 (A)	2,569	2,569
Chase Issuance Trust, Ser 2012-A4, Cl A4
1.580%, 08/16/2021	1,911	1,880
Chase Issuance Trust, Ser 2013-A9, Cl A
0.593%, 11/16/2020 (A)	2,382	2,384
Chase Issuance Trust, Ser 2014-A5, Cl A5
0.543%, 04/15/2021 (A)	961	958
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.602%, 09/10/2020 (A)	1,655	1,659
Citibank Credit Card Issuance Trust, Ser 2014-A3, Cl A3
0.371%, 05/09/2018 (A)	6,130	6,126
Citibank Credit Card Issuance Trust, Ser 2014-A6, Cl A6
2.150%, 07/15/2021	14,194	14,318
Discover Card Execution Note Trust, Ser 2013-A5, Cl A5
1.040%, 04/15/2019	2,725	2,728
Discover Card Execution Note Trust, Ser 2014-A1, Cl A1
0.602%, 07/15/2021 (A)	2,172	2,175
Discover Card Execution Note Trust, Ser 2015-A1, Cl A1
0.624%, 08/17/2020 (A)	6,292	6,292
MBNA Credit Card Master Note Trust, Ser 2004-A3, Cl A3
0.433%, 08/16/2021 (A)	3,354	3,339
Synchrony Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	4,437	4,443

38	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Financial Network Credit Card Master Trust, Ser 2014-B, Cl A
0.610%, 07/15/2019	$1,482	$1,482

		64,058

Mortgage Related Securities — 0.8%
Aames Mortgage Trust, Ser 2002-1, Cl A3
6.490%, 06/25/2032	46	45
Accredited Mortgage Loan Trust, Ser 2005-3, Cl A1
0.410%, 09/25/2035 (A)	2,801	2,791
AFC Trust, Ser 2000-1, Cl 2A
0.811%, 03/25/2030 (A)	1,505	977
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2004-W5, Cl AV2
1.210%, 04/25/2034 (A)	1,113	1,053
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
5.010%, 06/25/2035	478	483
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.828%, 06/25/2035 (A)	25	24
Asset-Backed Securities Home Equity Loan Trust, Ser 2003-HE7, Cl M1
1.142%, 12/15/2033 (A)	2,117	2,026
Asset-Backed Securities Home Equity Loan Trust, Ser 2005-HE6, Cl M2
0.678%, 07/25/2035 (A)	673	667
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE12, Cl 1A3
0.558%, 12/25/2035 (A)	4,158	4,150
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.538%, 08/25/2035 (A)	1,209	1,203
Centex Home Equity, Ser 2003-B, Cl AF4
3.735%, 02/25/2032	96	97
Centex Home Equity, Ser 2003-B, Cl AF6
3.173%, 06/25/2033 (A)	40	40
Centex Home Equity, Ser 2006-A, Cl AV4
0.421%, 06/25/2036 (A)	75	67
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/2036	2,821	2,953
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	—	—
Credit Suisse First Boston Mortgage Securities, Ser 2004-CF2, Cl 1M1
5.250%, 01/25/2043 (C)	6,310	6,510
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
0.987%, 09/15/2029 (A)	310	284
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.111%, 05/25/2039 (A)(C)	379	362
GSAA Trust, Ser 2005-6, Cl A3
0.538%, 06/25/2035 (A)	2,737	2,617
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.374%, 03/20/2036 (A)	109	108

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.374%, 11/20/2036 (A)	$334	$333
JPMorgan Mortgage Acquisition, Ser 05-OPT1, Cl M1
0.621%, 06/25/2035 (A)	3,943	3,912
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.521%, 07/25/2034 (A)(C)	58	58
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.538%, 06/25/2035 (A)	411	410
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.328%, 08/25/2036 (A)	1,017	503
Morgan Stanley ABS Capital I Trust, Ser 2005-WMC3, Cl M4
1.101%, 03/25/2035 (A)	5,500	5,397
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.538%, 09/25/2035 (A)	2,724	2,717
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/2035	378	380
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	78	78
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	75	73
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	143	145
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.521%, 04/25/2037 (A)(C)	497	413
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A2
0.318%, 06/25/2037 (A)	119	71
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF2, Cl A3
0.321%, 07/25/2036 (A)	160	160
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.545%, 02/25/2035	86	86
Structured Asset Security Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	204	203
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/2030	473	485
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
0.671%, 10/25/2034 (A)	6,668	6,456
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/2034 (A)	527	528

		48,865

Other Asset-Backed Securities — 7.1%
321 Henderson Receivables I LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (C)	1,121	1,203
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.971%, 12/27/2022 (A)(C)	384	386

39	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.971%, 12/26/2044 (A)(C)	$679	$680
Access Group, Ser 2006-1, Cl A2
0.372%, 08/25/2023 (A)	1,587	1,579
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	6,840	6,821
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	6,890	6,910
Ally Master Owner Trust, Ser 2014-5, Cl A1
0.663%, 10/15/2019 (A)	4,035	4,035
Ally Master Owner Trust, Ser 2015-2, Cl A1
0.742%, 01/15/2021 (A)	2,937	2,937
ALM Loan Funding, Ser 2015-12A, Cl A1
1.807%, 04/16/2027	2,500	2,493
ALM VII, Ser 2012-7A, Cl A1
1.677%, 10/19/2024 (A)(C)	4,350	4,346
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Ser 2005-R5, Cl M1
0.598%, 07/25/2035 (A)	259	258
AMMC CLO XIV, Ser 2014-14A, Cl A1L
1.706%, 07/27/2026 (A)(C)	2,300	2,290
Apidos CLO XVI, Ser 2014-16A, Cl B
3.031%, 01/19/2025 (A)(C)	500	492
Apidos CLO XVIII, Ser 2014-18A, Cl A1
1.646%, 07/22/2026 (A)(C)	1,500	1,490
Arrowpoint CLO, Ser 2014-2A, Cl A1L
1.740%, 03/12/2026 (A)(C)	1,900	1,888
Ascentium Equipment Receivables LLC, Ser 2012-1A, Cl A
1.830%, 09/15/2019 (C)	17	17
AXIS Equipment Finance Receivables II LLC, Ser 2013-1A, Cl A
1.750%, 03/20/2017 (C)	271	271
Babson CLO, Ser 2014-IIA, Cl A
1.623%, 10/17/2026 (A)(C)	1,000	996
Ballyrock CLO, Ser 2014-1A, Cl A1
1.711%, 10/20/2026 (A)(C)	1,620	1,620
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.568%, 08/25/2043 (A)	2,547	2,513
Brazos Education Loan Authority, Ser 2012-1, Cl A1
0.868%, 12/26/2035 (A)	3,917	3,944
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.433%, 02/25/2035 (A)	4,835	5,011
Brazos Higher Education Authority, Ser 2011-1, Cl A2
1.033%, 02/25/2030 (A)	2,290	2,304
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.256%, 10/27/2036 (A)	3,520	3,562
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
0.601%, 02/25/2031 (A)(C)	1,500	1,425
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (C)	280	279

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Carlyle Global Market Strategies CLO, Ser 2013-4A, Cl C
3.053%, 10/15/2025 (A)(C)	$550	$542
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
2.153%, 10/15/2021 (A)(C)	867	867
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.568%, 09/25/2035 (A)	1,688	1,673
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/2020	1,663	1,716
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.264%, 11/25/2034	479	492
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/2034	474	480
CIT Education Loan Trust, Ser 2007-1, Cl A
0.345%, 03/25/2042 (A)(C)	3,151	3,020
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/2036	6,465	6,542
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.953%, 03/25/2037	990	967
CNH Equipment Trust, Ser 2013-C, Cl A2
0.630%, 01/17/2017	69	69
CNH Equipment Trust, Ser 2014-A, Cl A2
0.490%, 06/15/2017	289	289
Concord Funding LLC, Ser 2012-2, Cl A
3.145%, 01/15/2017 (C)	1,350	1,350
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	71	71
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	8	8
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (A)	81	83
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (C)	399	399
Countrywide Asset-Backed Certificates, Ser 2002-BC1, Cl A
0.831%, 04/25/2032 (A)	46	30
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.771%, 06/25/2033 (A)	115	98
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.708%, 12/25/2034 (A)	4,763	4,498
Countrywide Asset-Backed Certificates, Ser 2005-11, Cl MV1
0.638%, 02/25/2036 (A)	5,831	5,801
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.184%, 10/25/2046 (A)	178	154
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.501%, 07/25/2036 (A)(C)	291	236

40	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
1.071%, 10/25/2047 (A)	$674	$600
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.371%, 02/25/2037 (A)(C)	757	499
Covenant Credit Partners CLO, Ser 2014-1A, Cl A
1.737%, 07/20/2026 (A)(C)	500	496
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	71	69
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.672%, 12/25/2036	555	386
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF4
3.672%, 12/25/2036	1,064	817
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-RP1, Cl A
0.481%, 05/25/2046 (A)(C)	8,261	7,002
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.473%, 02/15/2034 (A)	340	303
CWHEQ Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
0.293%, 04/15/2037 (A)	7,435	6,759
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl A
1.753%, 04/15/2027 (A)(C)	3,860	3,873
Educational Funding of the South, Ser 2011-1, Cl A2
0.906%, 04/25/2035 (A)	3,406	3,396
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.170%, 04/25/2033 (A)(C)	4,600	4,656
Equity One Mortgage Pass-Through Trust, Ser 2003-2, Cl M1
5.050%, 09/25/2033 (A)	111	112
FFMLT Trust, Ser 2005-FF8, Cl A2D
0.548%, 09/25/2035 (A)	318	317
First Franklin Mortgage Loan Trust, Ser 2004-FF7, Cl A5
1.168%, 09/25/2034 (A)	27	27
Flatiron CLO, Ser 2013-1A, Cl B
3.007%, 01/17/2026 (A)(C)	950	925
Flatiron CLO, Ser 2014-1A, Cl A1
1.637%, 07/17/2026 (A)(C)	3,510	3,488
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	2,653	2,691
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	830	835
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	2,066	2,068
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A2
0.573%, 02/15/2019 (A)	693	694

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	$3,800	$3,799
Ford Credit Floorplan Master Owner Trust, Ser 2015-1, Cl A2
0.568%, 01/15/2020 (A)	557	557
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
0.740%, 01/15/2022 (A)	2,821	2,824
Galaxy XIX CLO, Ser 2015-19A, Cl A1A
1.806%, 01/24/2027 (A)(C)	2,000	1,997
GCAT, Ser 2014-1A, Cl A1
3.228%, 07/25/2019 (A)(C)	915	920
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	270	270
GE Equipment Midticket LLC, Ser 2012-1, Cl A4
0.780%, 09/22/2020	300	300
GLC II Trust, Ser 2014-A, Cl A
4.000%, 12/18/2020 (C)	1,404	1,404
GLC Trust, Ser 2014-A, Cl A
3.000%, 07/15/2021 (C)	1,130	1,123
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	3,964	3,934
GMAT Trust, Ser 2014-1A, Cl A
3.721%, 02/25/2044 (C)	199	199
Green Tree Financial, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A)(C)	1,963	2,060
Green Tree Financial, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A)(C)	1,636	1,716
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.662%, 02/20/2032 (A)	750	687
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.667%, 03/13/2032 (A)	1,209	1,093
GSAMP Trust, Ser 2006-HE2, Cl A3
0.431%, 03/25/2046 (A)	8,000	7,305
Higher Education Funding I, Ser 2014-1, Cl A
1.283%, 05/25/2034 (A)(C)	3,583	3,618
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T7, Cl AT7
1.981%, 11/15/2046 (C)	2,614	2,594
HLSS Servicer Advance Receivables Trust, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (C)	730	725
HLSS Servicer Advance Receivables Trust, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (C)	539	532
HLSS Servicer Advance Receivables Trust, Ser 2013-T1, Cl B2
1.744%, 01/16/2046 (C)	182	182
HLSS Servicer Advance Receivables Trust, Ser 2014-T2, Cl AT2
2.217%, 01/15/2047 (C)	444	436
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.351%, 02/25/2036 (A)	1,168	1,089
ING IM CLO, Ser 2014-1A, Cl A1
1.757%, 04/18/2026 (A)(C)	3,900	3,888

41	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	$2,211	$2,393
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	2,867	2,981
JGWPT XXXIII LLC, Ser 2014-3A, Cl A
3.500%, 06/15/2077 (C)	1,344	1,396
John Deere Owner Trust, Ser 2012-B, Cl A4
0.690%, 01/15/2019	581	580
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV4
0.300%, 11/25/2036 (A)	2,584	2,573
Key Resorts LLC, Ser 2014-A, Cl A
3.220%, 03/17/2031 (C)	481	482
Latitude CLO II, Ser 2006-2A, Cl A2
0.571%, 12/15/2018 (A)(C)	1,314	1,307
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	197	210
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M2
0.963%, 02/25/2035 (A)	7,360	7,138
Madison Avenue Manufactured Housing Contract Trust, Ser 2002-A, Cl M2
2.421%, 03/25/2032 (A)	92	92
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,825	3,001
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	431	451
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	4,993	5,365
National Collegiate Student Loan Trust, Ser 2004-2, Cl A4
0.481%, 11/27/2028 (A)	1,053	1,041
Nationstar Agency Advance Funding Trust, Ser 2013-T2A, Cl AT2
1.892%, 02/18/2048 (C)	232	227
Navient Private Education Loan Trust, Ser 2014-AA, Cl A2A
2.740%, 02/15/2029 (C)	4,024	4,029
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/2028 (C)	1,614	1,601
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
1.360%, 12/15/2028 (A)(C)	2,187	2,188
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.478%, 03/27/2023 (A)	1,388	1,386
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.678%, 06/25/2031 (A)	5,330	5,300
Navient Student Loan Trust, Ser 2014-2, Cl A
0.811%, 03/25/2043 (A)	7,045	7,013
Navient Student Loan Trust, Ser 2014-3, Cl A
0.791%, 02/25/2043 (A)	7,022	6,981
Navient Student Loan Trust, Ser 2014-4, Cl A
0.788%, 03/25/2043 (A)	5,041	5,011
Navient Student Loan Trust, Ser 2014-8, Cl A2
0.611%, 04/25/2023 (A)	2,442	2,442

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Navient Student Loan Trust, Ser 2014-8, Cl B
1.671%, 07/26/2049 (A)	$134	$129
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.436%, 10/27/2036 (A)	2,119	2,095
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.416%, 01/25/2037 (A)	2,003	1,980
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.366%, 10/25/2033 (A)	2,231	2,162
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.347%, 03/23/2037 (A)	782	762
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.367%, 12/24/2035 (A)	6,032	5,913
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.352%, 11/23/2022 (A)	571	570
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.336%, 10/26/2026 (A)	2,310	2,307
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.971%, 04/25/2046 (A)(C)	981	991
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.118%, 11/25/2043 (A)(C)	3,735	3,750
Neuberger Berman CLO, Ser 2014-16A, Cl A1
1.723%, 04/15/2026 (A)(C)	1,060	1,059
Normandy Mortgage Loan LLC, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043 (C)	1,289	1,287
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017 (A)(C)	1,143	1,143
NYMT Residential, Ser 2013-RP3A
4.850%, 09/25/2018 (C)	642	642
Oak Hill Advisors Residential Loan Trust, Ser 2014-NPL2, Cl A1
3.475%, 04/25/2054 (C)	1,116	1,117
Oak Hill Advisors Residential Loan Trust, Ser 2014-NPL2, Cl A2
4.000%, 04/25/2054 (C)	343	334
Octagon Investment Partners XI, Ser 2007-1X, Cl A1B
0.522%, 08/25/2021 (A)	3,327	3,276
OHA Loan Funding, Ser 2014-1A, Cl A1
1.762%, 10/20/2026 (A)(C)	3,000	2,992
OneMain Financial Issuance Trust, Ser 2015-1A, Cl A
3.190%, 03/18/2026 (C)	1,151	1,152
OZLM VIII, Ser 2014-8A, Cl A1A
1.715%, 10/17/2026 (A)(C)	2,000	1,992
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WCW1, Cl M2
1.191%, 09/25/2034 (A)	407	404
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WCW2, Cl M1
1.098%, 10/25/2034 (A)	3	3

42	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2004-WWF1, Cl M2
1.188%, 12/25/2034 (A)	$1,533	$1,534
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCH1, Cl M2
0.688%, 01/25/2036 (A)	2,496	2,484
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW2, Cl A2D
0.541%, 07/25/2035 (A)	6,248	6,221
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW2, Cl M1
0.671%, 07/25/2035 (A)	7,350	7,256
Popular ABS Mortgage Pass-Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	27	27
Progreso Receivables Funding I LLC, Ser 2013-A, Cl A
4.000%, 07/09/2018 (C)	500	504
Progreso Receivables Funding II LLC, Ser 2014-A, Cl A
3.500%, 07/08/2019 (C)	1,000	1,001
Progreso Receivables Funding LLC, Ser 2015-A, Cl A
3.625%, 02/10/2020	1,030	1,030
Race Point CLO, Ser 2012-7A, Cl A
1.652%, 11/08/2024 (A)(C)	4,500	4,491
RAMP Trust, Ser 2002-RS4, Cl AI5
6.163%, 08/25/2032	3	3
RAMP Trust, Ser 2003-RS10, Cl AI6
5.860%, 11/25/2033	535	572
RAMP Trust, Ser 2003-RS11, Cl AI6A
5.980%, 12/25/2033	442	476
RAMP Trust, Ser 2006-RZ1, Cl A3
0.468%, 03/25/2036 (A)	663	646
RAMP Trust, Ser 2006-RZ3, Cl A2
0.331%, 08/25/2036 (A)	3,704	3,660
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	2,470	2,657
Saranac CLO II, Ser 2014-2A, Cl B
2.311%, 02/20/2025 (A)(C)	1,750	1,716
Selene Non-Performing Loans LLC, Ser 2014-1A, Cl A
2.981%, 05/25/2054 (C)	295	292
Shackleton CLO, Ser 2013-4A, Cl B1
2.230%, 01/13/2025 (A)(C)	2,500	2,465
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.657%, 05/15/2028 (A)	914	913
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (C)	2,757	2,838
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.822%, 07/15/2022 (A)(C)	844	845
SLM Private Education Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	669	686
SLM Private Education Loan Trust, Ser 2014-A, Cl A1
0.767%, 07/15/2022 (A)(C)	734	734

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Private Education Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (C)	$1,128	$1,144
SLM Student Loan Trust, Ser 2003-12, Cl B
0.831%, 03/15/2038 (A)	1,822	1,612
SLM Student Loan Trust, Ser 2003-4, Cl A5A
0.991%, 03/15/2033 (A)(C)	59	59
SLM Student Loan Trust, Ser 2003-4, Cl A5D
0.991%, 03/15/2033 (A)(C)	1,902	1,896
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.426%, 07/25/2023 (A)	3,001	2,988
SLM Student Loan Trust, Ser 2004-8, Cl B
0.716%, 01/25/2040 (A)	481	428
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.756%, 04/25/2024 (A)(C)	6,390	6,394
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.356%, 04/25/2025 (A)	319	318
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.456%, 07/27/2026 (A)	1,284	1,307
SLM Student Loan Trust, Ser 2005-6, Cl A6
0.396%, 10/27/2031 (A)	1,789	1,732
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.406%, 10/25/2029 (A)	1,657	1,601
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.376%, 01/27/2025 (A)	1,803	1,798
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.426%, 01/25/2041 (A)	4,250	3,982
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.356%, 01/25/2021 (A)	2,551	2,512
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.326%, 04/25/2022 (A)	40	40
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.416%, 01/25/2041 (A)	4,250	3,965
SLM Student Loan Trust, Ser 2007-2, Cl B
0.426%, 07/25/2025 (A)	934	816
SLM Student Loan Trust, Ser 2007-6, Cl B
1.106%, 04/27/2043 (A)	1,055	949
SLM Student Loan Trust, Ser 2008-2, Cl B
1.456%, 01/25/2029 (A)	1,155	1,037
SLM Student Loan Trust, Ser 2008-3, Cl B
1.456%, 04/25/2029 (A)	1,155	1,039
SLM Student Loan Trust, Ser 2008-4, Cl B
2.106%, 04/25/2029 (A)	1,155	1,124
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.556%, 01/25/2018 (A)	493	495

43	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-5, Cl B
2.106%, 07/25/2029 (A)	$1,155	$1,124
SLM Student Loan Trust, Ser 2008-6, Cl B
2.106%, 07/25/2029 (A)	1,155	1,122
SLM Student Loan Trust, Ser 2008-7, Cl B
2.106%, 07/25/2029 (A)	1,155	1,119
SLM Student Loan Trust, Ser 2008-8, Cl B
2.506%, 10/25/2029 (A)	1,155	1,218
SLM Student Loan Trust, Ser 2008-9, Cl A
1.756%, 04/25/2023 (A)	6,484	6,652
SLM Student Loan Trust, Ser 2008-9, Cl B
2.506%, 10/25/2029 (A)	1,155	1,217
SLM Student Loan Trust, Ser 2010-1, Cl A
0.571%, 03/25/2025 (A)	347	346
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.371%, 10/25/2034 (A)	495	507
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.918%, 05/26/2026 (A)	1,094	1,100
SLM Student Loan Trust, Ser 2012-6, Cl B
1.171%, 04/27/2043 (A)	1,862	1,742
SLM Student Loan Trust, Ser 2012-E, Cl A1
0.922%, 10/16/2023 (A)(C)	1,168	1,170
SLM Student Loan Trust, Ser 2012-E, Cl A2B
1.922%, 06/15/2045 (A)(C)	3,176	3,266
SLM Student Loan Trust, Ser 2013-1, Cl B
1.971%, 11/25/2043 (A)	487	488
SLM Student Loan Trust, Ser 2013-2, Cl B
1.668%, 06/25/2043 (A)	373	368
SLM Student Loan Trust, Ser 2013-3, Cl A2
0.471%, 05/26/2020 (A)	3,000	2,995
SLM Student Loan Trust, Ser 2013-3, Cl B
1.671%, 09/25/2043 (A)	768	751
SLM Student Loan Trust, Ser 2013-4, Cl A
0.720%, 06/25/2027 (A)	2,761	2,768
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.568%, 10/26/2020 (A)	1,216	1,217
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.668%, 02/25/2021 (A)	633	633
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	3,977	3,932
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.548%, 07/26/2021 (A)	1,946	1,944
SLM Student Loan Trust, Ser 2014-2, Cl A3
0.761%, 03/26/2029 (A)	2,179	2,186

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Small Business Administration, Ser 2013-20L, Cl 1
3.380%, 12/01/2033	$1,212	$1,274
Small Business Administration, Ser 2015-20A, Cl 1
2.520%, 01/01/2035	1,110	1,111
Sound Point CLO V, Ser 2014-1A, Cl B1
2.157%, 04/18/2026 (A)(C)	2,100	2,048
SpringCastle America Funding LLC, Ser 2014-AA, Cl A
2.700%, 05/25/2023 (C)	2,564	2,571
SpringCastle America Funding LLC, Ser 2014-AA, Cl B
4.610%, 10/25/2027 (C)	600	609
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (C)	2,676	2,680
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (C)	933	932
Stanwich Mortgage Loan Trust, Ser 2013-NPL1, Cl A
2.981%, 02/16/2043 (C)	228	228
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.721%, 09/25/2034 (A)	3,364	3,211
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
0.771%, 05/25/2035 (A)	7,135	7,142
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF4, Cl A4
0.531%, 11/25/2035 (A)	738	737
Sunset Mortgage Loan, Ser 2014-NPL2, Cl A
3.721%, 11/16/2044 (C)	1,924	1,918
Trade MAPS 1, Ser 2013-1A, Cl A
0.872%, 12/10/2018 (A)(C)	3,109	3,106
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.572%, 10/15/2015 (A)(C)	1,190	1,192
Trafigura Securitisation Finance, Ser 2014-1A, Cl A
1.123%, 10/15/2021 (A)(C)	957	957
Truman Capital Mortgage Loan Trust, Ser 2014-NPL1, Cl A1
3.228%, 07/25/2053 (C)	721	721
Truman Capital Mortgage Loan Trust, Ser 2014-NPL2, Cl A1
3.125%, 06/25/2054 (C)	953	952
Truman Capital Mortgage Loan Trust, Ser 2014-NPL2, Cl A2
4.250%, 06/25/2054	301	295
Truman Capital Mortgage Loan Trust, Ser 2014-NPL3, Cl A1
3.125%, 04/25/2053 (C)	867	866
US Residential Opportunity Fund Trust, Ser 2015-1III
3.721%, 01/27/2018 (C)	1,096	1,096
Venture XV CLO, Ser 2013-15A, Cl B1
2.281%, 07/15/2025 (A)(C)	800	791
Venture XVI CLO, Ser 2014-16A, Cl A1L
1.753%, 04/15/2026 (A)(C)	4,020	3,994
VOLT XIX LLC, Ser 2014-NP11, Cl A1
3.875%, 04/26/2055 (C)	1,306	1,311
VOLT XXIII LLC, Ser 2014-NPL2, Cl A1
3.625%, 11/25/2053 (C)	673	673

44	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

VOLT XXIV LLC, Ser 2014-NPL3, Cl A1
3.250%, 11/25/2053 (C)	$1,348	$1,349
VOLT XXVI LLC, Ser 2014-NPL6, Cl A1
3.125%, 09/25/2043 (C)	1,335	1,334
VOLT XXX LLC, Ser 2015-NPL1, Cl A1
3.625%, 10/25/2057 (C)	788	789
VOLT XXXI LLC, Ser 2015-NPL2, Cl A1
3.500%, 02/25/2055 (C)	747	747
VOLT, Ser 2014-3A, Cl A1
3.250%, 05/25/2054	277	277
VOLT, Ser 2014-NPL1, Cl A1
3.625%, 10/27/2053	648	648
VOLT, Ser 2014-NPL4, Cl A1
3.125%, 04/27/2054 (C)	1,627	1,622
VOLT, Ser 2014-NPL5, Cl A1
3.228%, 09/25/2058	1,039	1,040
VOLT, Ser 2014-NPL6, Cl A2
4.250%, 09/25/2043	422	415
VOLT, Ser 2014-NPL7, Cl A1
3.375%, 08/27/2057 (C)	1,472	1,472
VOLT, Ser 2014-NPL8, Cl A1
3.375%, 10/25/2054 (C)	666	666
Voya CLO, Ser 2014-4A, Cl A1
1.733%, 10/14/2026 (A)(C)	3,500	3,479
Westgate Resorts LLC, Ser 2012-2A, Cl A
3.000%, 01/20/2025 (C)	283	284
Westgate Resorts LLC, Ser 2012-3A, Cl A
2.500%, 03/20/2025 (C)	237	237

		446,574

Total Asset-Backed Securities (Cost $633,006) ($ Thousands)		639,794

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.1%
FAMC
2.375%, 07/22/2015	170	171
2.125%, 09/15/2015	175	177
FFCB
1.500%, 11/16/2015	7,830	7,897
0.227%, 02/27/2017 (A)	7,130	7,139
0.192%, 09/14/2016 (A)	7,370	7,374
FHLB
5.500%, 07/15/2036	200	279
1.125%, 04/25/2018	1,880	1,879
0.875%, 05/24/2017	100	100
0.750%, 05/26/2015 (F)	7,510	7,508
0.000%, 03/18/2015 to 04/06/2015 (B)	64,115	64,113
FHLMC
5.625%, 11/23/2035	1,581	1,636
3.500%, 03/15/2045	8,900	9,313
3.000%, 07/15/2043	9,750	10,000
2.500%, 04/15/2027	8,100	8,300
FICO STRIPS, PO
9.800%, 04/06/2018	7,590	9,529
9.700%, 04/05/2019	5,100	6,749
8.600%, 09/26/2019	5,655	7,328
1.579%, 04/05/2019 (B)	1,000	935
1.524%, 06/06/2019 (B)	470	436
1.386%, 11/02/2018 (B)	9,315	8,777
1.350%, 08/03/2018 (B)	9,280	8,837
1.315%, 05/11/2018 (B)	8,920	8,528
1.302%, 04/06/2018 (B)	2,920	2,801

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.281%, 02/08/2018 (B)	$960	$924
0.000%, 11/30/2017 to 09/26/2019 (B)	9,050	8,531
FNMA
5.000%, 03/15/2045	13,000	14,419
4.500%, 04/14/2033 to 03/01/2045	34,865	37,855
4.000%, 03/01/2039 to 04/01/2039	35,815	38,216
4.000%, 04/01/2040 to 03/15/2045	23,300	24,981
3.500%, 03/15/2045	600	629
3.909%, 06/01/2017 (B)	1,500	1,470
3.000%, 03/15/2043	9,300	9,474
2.625%, 09/06/2024	1,458	1,499
2.305%, 10/09/2019 (B)	27,035	24,607
0.000%, 05/15/2030 (B)	1,800	1,111
Residual Funding Principal STRIPS
2.012%, 07/15/2020 (B)	14,780	13,324
1.684%, 10/15/2020 (B)	2,500	2,242
Resolution Funding STRIPS
1.711%, 01/15/2021 (B)	1,029	913
1.521%, 10/15/2019 (B)	6,700	6,176
Tennessee Valley Authority
5.880%, 04/01/2036	1,550	2,156
5.250%, 09/15/2039	498	644
4.625%, 09/15/2060	231	267
3.875%, 02/15/2021	3,090	3,426
2.875%, 09/15/2024	4,030	4,171
Tennessee Valley Authority Generic STRIPS
5.741%, 07/15/2028 (B)	1,500	977
Tennessee Valley Authority Principal STRIPS, PO
0.000%, 11/01/2025 (B)	1,000	731

Total U.S. Government Agency Obligations (Cost $370,497) ($ Thousands)		378,549

SOVEREIGN DEBT — 1.7%
African Development Bank
8.800%, 09/01/2019	700	882
Andina de Fomento
3.750%, 01/15/2016	564	578
Brazilian Government International Bond
5.000%, 01/27/2045	695	628
Federal Republic of Brazil
4.250%, 01/07/2025 (D)	1,160	1,119
FMS Wertmanagement AoeR
1.000%, 11/21/2017	1,660	1,655
Inter-American Development Bank
4.375%, 01/24/2044	515	658
Israel Government AID Bond
5.500%, 09/18/2033	1,000	1,367
3.450%, 11/01/2024 (B)	1,000	777
2.985%, 02/15/2025 (B)	1,000	768
2.963%, 08/15/2025 (B)	1,000	757
Japan Bank for International Cooperation
2.125%, 02/10/2025	935	917
Japan Finance Organization for Municipalities
4.000%, 01/13/2021	3,600	3,985
Province of Manitoba Canada
3.050%, 05/14/2024	1,145	1,201
Province of Ontario Canada
0.950%, 05/26/2015	1,000	1,002

45	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Province of Quebec Canada
7.500%, 07/15/2023	$260	$355
6.350%, 01/30/2026	270	351
2.625%, 02/13/2023	5,600	5,698
Republic of Colombia
5.625%, 02/26/2044	6,830	7,820
5.000%, 06/15/2045	200	210
Republic of Indonesia MTN
5.875%, 01/15/2024 (C)	1,264	1,479
5.875%, 03/13/2020	190	217
5.125%, 01/15/2045 (C)	845	900
4.875%, 05/05/2021	500	551
3.750%, 04/25/2022	500	517
3.750%, 04/25/2022 (C)	360	373
Republic of Paraguay
6.100%, 08/11/2044 (C)	960	1,060
Republic of Poland
4.000%, 01/22/2024	7,733	8,357
Republic of Slovakia
4.375%, 05/21/2022 (C)	2,990	3,345
Republic of Slovenia
5.850%, 05/10/2023 (C)	655	770
5.500%, 10/26/2022 (C)	1,426	1,635
5.250%, 02/18/2024 (C)	2,605	2,963
Republic of South Africa
5.875%, 09/16/2025 (D)	4,750	5,472
Republic of Turkey
7.500%, 11/07/2019	300	351
7.000%, 03/11/2019	370	420
6.250%, 09/26/2022	859	979
5.750%, 03/22/2024 (D)	4,605	5,135
5.625%, 03/30/2021	562	616
Russian Foreign Bond-Eurobond
7.500%, 03/31/2030	4,740	5,076
South Africa Government International Bond
5.375%, 07/24/2044	288	315
United Mexican States MTN
6.050%, 01/11/2040	394	496
5.750%, 10/12/2110	2,877	3,229
5.550%, 01/21/2045	21,303	25,430
4.750%, 03/08/2044	1,098	1,169
4.600%, 01/23/2046	1,010	1,053
4.000%, 10/02/2023	316	337
3.500%, 01/21/2021	690	721

Total Sovereign Debt (Cost $94,396) ($ Thousands)		103,694

MUNICIPAL BONDS — 0.7%
Brazos, Higher Education Authority, Ser 2006-2, Cl A9
0.265%, 12/26/2024 (A)	1,183	1,160
City of Chicago, Ser B, GO
6.314%, 01/01/2044	2,690	2,813
City of Houston, Ser A, GO
6.290%, 03/01/2032	3,275	4,049
City of Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	180	243
City of New York, Build America Project, GO
Callable 12/01/2020 @ 100
6.646%, 12/01/2031	2,000	2,385
City of New York, Build America Project, GO
5.047%, 10/01/2024	4,000	4,564

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

County of Clark, Airport System Revenue, Ser C-BUILD, RB
6.820%, 07/01/2045	$1,400	$2,053
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,345	2,022
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	1,749	2,563
New York State, Dormitory Authority, RB
5.600%, 03/15/2040	280	359
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,539	2,276
Northstars, Education Finance Authority, RB
0.983%, 01/29/2046 (A)	50	49
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	1,139	1,258
Ohio State, American Municipal Power, RB
7.499%, 02/15/2050	495	731
Port Authority of New York & New Jersey, Build America Project, RB
5.647%, 11/01/2040	490	620
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	2,365	2,585
South Carolina State, Student Loan, Ser A-2, Cl A2, RB
0.382%, 12/01/2020 (A)	1,549	1,546
State of California, Build America Project, GO
7.600%, 11/01/2040	1,170	1,885
7.300%, 10/01/2039	40	60
6.650%, 03/01/2022	70	87
State of Illinois, Build America Project, GO
6.200%, 07/01/2021	1,500	1,670
State of Illinois, GO
7.350%, 07/01/2035	230	274
5.100%, 06/01/2033	4,600	4,642
4.950%, 06/01/2023	3,724	3,945
4.350%, 06/01/2018	60	63
Virginia State, Housing Development Authority, Ser C, RB
6.000%, 06/25/2034	254	274

Total Municipal Bonds (Cost $37,535) ($ Thousands)		44,176

U.S. TREASURY OBLIGATIONS — 27.5%
U.S. Treasury Bills (B)
0.040%, 03/05/2015	54	54
0.038%, 03/19/2015	341	341
0.002%, 03/12/2015	16	16
U.S. Treasury Bonds
8.750%, 08/15/2020	6,550	9,014
8.500%, 02/15/2020	1,000	1,336
8.000%, 11/15/2021	1,000	1,395
6.625%, 02/15/2027	300	442
6.375%, 08/15/2027	200	292
6.250%, 05/15/2030	400	604
6.125%, 11/15/2027	250	359

46	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.125%, 08/15/2029	$178	$263
5.500%, 08/15/2028	200	276
5.375%, 02/15/2031	2,950	4,159
5.250%, 02/15/2029	200	272
5.000%, 05/15/2037	2,950	4,245
4.500%, 02/15/2036	2,250	3,033
4.500%, 05/15/2038	450	607
4.375%, 02/15/2038	5,450	7,218
4.375%, 11/15/2039	500	669
3.750%, 11/15/2043	23,412	28,949
3.625%, 08/15/2043	5,035	6,089
3.625%, 02/15/2044	43,793	52,986
3.500%, 02/15/2039	4,000	4,696
3.375%, 05/15/2044	7,003	8,114
3.125%, 02/15/2042	3,170	3,505
3.125%, 02/15/2043	5,261	5,809
3.125%, 08/15/2044 (D)	4,274	4,734
3.000%, 11/15/2044 (D)	85,316	92,381
2.939%, 08/15/2023 (B)	800	672
2.875%, 05/15/2043	43,740	46,098
2.750%, 08/15/2042	46,065	47,407
2.750%, 11/15/2042	31,940	32,841
2.547%, 11/15/2022 (B)	2,000	1,721
2.519%, 02/15/2025 (B)	1,500	1,209
2.500%, 02/15/2045	6,721	6,582
U.S. Treasury Inflation-Protected Securities
2.125%, 01/15/2025	597	726
2.125%, 02/15/2040	521	699
1.750%, 01/15/2028	224	263
1.375%, 02/15/2044	34,176	40,438
0.750%, 02/15/2042	5,705	5,806
0.750%, 02/15/2045	5,614	5,715
0.625%, 01/15/2024	976	1,018
0.625%, 02/15/2043	19,374	19,096
0.500%, 04/15/2015	5,445	5,430
0.250%, 01/15/2025	2,540	2,574
0.125%, 04/15/2016	14,787	14,959
0.125%, 04/15/2017	6,560	6,679
0.125%, 04/15/2019	351	356
0.125%, 01/15/2022	1,037	1,046
0.125%, 07/15/2024	13,292	13,302
U.S. Treasury Notes
4.750%, 02/15/2037	300	417
4.500%, 05/15/2017	35,020	35,423
4.250%, 11/15/2017	33,527	34,515
3.500%, 02/15/2018	3,657	3,803
3.125%, 04/30/2017	12,011	12,636
3.125%, 05/15/2019	16,539	17,711
3.125%, 05/15/2021	2,150	2,326
2.875%, 03/31/2018	22,945	24,209
2.625%, 08/15/2020	4,100	4,320
2.625%, 11/15/2020	500	526
2.500%, 05/15/2024	24,252	25,302
2.375%, 08/15/2024 (D)	11,470	11,841
2.250%, 11/30/2017	7,300	7,518
2.250%, 07/31/2021	2,255	2,322
2.250%, 11/15/2024 (D)	82,575	84,317
2.125%, 08/31/2020	1,000	1,027
2.125%, 01/31/2021	14,060	14,401
2.125%, 08/15/2021	500	511
2.000%, 11/30/2020	9,500	9,675
2.000%, 10/31/2021	4,161	4,213
2.000%, 02/15/2022	750	760
2.000%, 02/15/2025	13,222	13,220
1.750%, 09/30/2019	13,958	14,137

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.750%, 05/15/2023	$6,875	$6,790
1.625%, 06/30/2019	19,734	19,916
1.625%, 07/31/2019	17,218	17,362
1.625%, 08/31/2019	11,422	11,516
1.625%, 12/31/2019	8,380	8,431
1.625%, 08/15/2022	750	739
1.625%, 11/15/2022	5,000	4,914
1.500%, 08/31/2018	500	505
1.500%, 01/31/2019	6,993	7,042
1.500%, 05/31/2019	15,804	15,877
1.500%, 10/31/2019	9,233	9,244
1.500%, 11/30/2019	3,755	3,739
1.500%, 01/31/2022	17,806	17,440
1.375%, 02/28/2019	81,931	82,065
1.375%, 02/29/2020	31,101	30,912
1.250%, 10/31/2018	900	900
1.250%, 01/31/2020 (D)	561	554
1.000%, 09/15/2017	7,083	7,108
0.875%, 09/15/2016	19,100	19,213
0.875%, 08/15/2017	74,576	74,675
0.875%, 10/15/2017	43,249	43,222
0.875%, 01/15/2018	10,936	10,904
0.750%, 12/31/2017	2,000	1,988
0.750%, 02/28/2018	8,185	8,120
0.625%, 08/31/2017	76,351	75,922
0.625%, 09/30/2017	28,885	28,693
0.500%, 07/31/2016	36,745	36,785
0.500%, 08/31/2016	63,590	63,625
0.500%, 09/30/2016	32,520	32,528
0.500%, 01/31/2017	6,753	6,740
0.500%, 02/28/2017	4,040	4,030
U.S. Treasury STRIPS (B)
5.883%, 05/15/2026	500	388
5.564%, 05/15/2036	300	172
5.528%, 02/15/2024	75	62
5.488%, 05/15/2029	100	71
5.458%, 08/15/2024	200	163
5.175%, 08/15/2030	3,350	2,293
5.164%, 05/15/2028	670	488
5.124%, 05/15/2034	500	303
5.061%, 11/15/2024	450	365
4.832%, 11/15/2029	1,450	1,012
4.783%, 02/15/2030	3,650	2,526
4.520%, 05/15/2024	800	659
4.451%, 02/15/2017	17,420	17,203
4.360%, 08/15/2033	1,150	714
4.227%, 11/15/2017 (D)	6,150	5,992
4.180%, 08/15/2028	2,800	2,026
4.150%, 08/15/2027	4,090	3,050
4.125%, 11/15/2026	1,150	879
4.100%, 11/15/2030	4,250	2,873
4.010%, 05/15/2030	2,400	1,655
3.880%, 11/15/2033	3,750	2,317
3.853%, 05/15/2033	2,950	1,844
3.833%, 02/15/2033	600	378
3.743%, 05/15/2027	2,070	1,558
3.728%, 02/15/2032	1,950	1,267
3.719%, 02/15/2027	6,800	5,156
3.711%, 11/15/2031	3,215	2,104
3.689%, 02/15/2026	350	274
3.677%, 02/15/2034	1,850	1,132
3.674%, 02/15/2028	2,473	1,814
3.672%, 08/15/2031	3,400	2,245
3.636%, 02/15/2031	3,500	2,362
3.531%, 11/15/2032	3,700	2,351
3.508%, 05/15/2032	9,250	5,967

47	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Description	Face Amount ($ Thousands) /Shares/Contracts	Market Value ($ Thousands)

3.487%, 08/15/2020	$14,150	$12,914
3.374%, 08/15/2034	300	180
3.327%, 08/15/2017	3,000	2,939
3.320%, 02/15/2018	1,850	1,795
3.318%, 08/15/2032	500	320
3.289%, 08/15/2021	5,100	4,525
3.286%, 05/15/2031	2,230	1,484
3.281%, 02/15/2035	885	525
3.279%, 02/15/2016	250	249
3.122%, 02/15/2029	3,980	2,835
3.084%, 11/15/2027 (D)	20,150	14,956
3.036%, 08/15/2016	6,150	6,108
2.947%, 11/15/2034	1,850	1,107
2.914%, 08/15/2029	3,500	2,463
2.913%, 05/15/2020	13,460	12,364
2.900%, 05/15/2035	1,350	796
2.858%, 11/15/2021	3,650	3,217
2.755%, 05/15/2023	5,200	4,406
2.731%, 11/15/2028	800	575
2.675%, 08/15/2022	3,000	2,597
2.638%, 02/15/2023	17,250	14,742
2.602%, 02/15/2022	16,195	14,189
2.582%, 08/15/2039	100	53
2.563%, 05/15/2019	13,650	12,842
2.496%, 05/15/2022	2,500	2,176
2.477%, 08/15/2026	328	253
2.452%, 11/15/2023	500	418
2.126%, 02/15/2021	17,165	15,449
1.795%, 05/15/2021	13,265	11,839
1.761%, 08/15/2019	2,000	1,874
1.555%, 02/15/2020	1,785	1,651
1.515%, 08/15/2018	13,350	12,796
1.471%, 05/15/2018	4,000	3,864
1.021%, 11/15/2016 (D)	1,910	1,893
0.000%, 05/15/2044	6,175	2,840

Total U.S. Treasury Obligations (Cost $1,652,130) ($ Thousands)		1,720,021

AFFILIATED PARTNERSHIP — 1.4%
SEI Liquidity Fund, L.P.
0.070% ** †(G)	88,412,723	88,413

Total Affiliated Partnership (Cost $88,413) ($ Thousands)		88,413

CASH EQUIVALENT — 4.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	306,480,656	306,481

Total Cash Equivalent (Cost $306,481) ($ Thousands)		306,481

Total Investments — 109.2% (Cost $6,605,596) ($ Thousands) ††		$6,828,948

PURCHASED OPTIONS* — 0.0%
December 2015, Euro Dollar Future Call, Expires 12/14/2015, Strike Price $99.62, Expires 12/19/15, Strike Price	$169	$12
December 2015, Euro Dollar Future Put, Expires 12/14/2015, Strike Price $98.87, Expires 12/19/15, Strike Price	169	25

Total Purchased Options (Cost $43) ($ Thousands)		37

Description	Contracts	Market Value ($ Thousands)

PURCHASED SWAPTION* — 0.0%
February 2019, 3-Month LIBOR Put, Expires: 01/14/2019, Strike Rate: 5.000%	$8,145	$129

Total Purchased Swaption (Premiums Received $547) ($ Thousands)		$129

WRITTEN OPTIONS* — 0.0%
April 2015, U.S. 10 Year Future Option Call, Expires 03/30/2015, Strike Price $129.507	$(122)	$(32)
April 2015, U.S. 10 Year Future Option Call, Expires 03/30/2015, Strike Price $130.007	(134)	$(25)
April 2015, U.S. 10 Year Future Option Call, Expires 03/30/2015, Strike Price $130.507	(116)	(15)
April 2015, U.S. 10 Year Future Option Put, Expires 03/30/2015, Strike Price $124.507	(134)	(10)
April 2015, U.S. 10 Year Future Option Put, Expires 03/30/2015, Strike Price $125.507	(122)	(21)
April 2015, U.S. 10 Year Future Option Put, Expires 03/30/2015, Strike Price $131.007	(156)	(12)
December 2015, Euro Dollar Future Put, Expires 12/14/2015, Strike Price $99.257	(169)	(75)
December 2015, IMM Euro Dollar Future Call, Expires 12/16/2015, Strike Price $99.25	(169)	(67)
June 2015, Euro Dollar Future Put, Expires 06/15/2015, Strike Price $98.75	(130)	(50)
June 2015, U.S. 10 Year Future Option Call, Expires 05/25/2015, Strike Price $130.00	(53)	(35)
May 2015, U.S. 10 Year Future Option Call, Expires 04/27/2015, Strike Price $130.50	(266)	(87)
May 2015, U.S. 10 Year Future Option Put, Expires 04/27/2015, Strike Price $124.50	(107)	(23)

Total Written Options (Premiums Received $599) ($ Thousands)		(452)

WRITTEN SWAPTION* — 0.0%
February 2019, 3-Month LIBOR Put, Expires: 01/14/2019, Strike Rate: 5.000%	(30,730)	(196)

Total Written Swaption (Premiums Received $(795)) ($ Thousands)		$(196)

48	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

The open futures contracts held by the Fund at February 28, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	80	Dec-2015	$(13)
90-Day Euro$	999	Dec-2016	233
90-Day Euro$	(65)	Dec-2017	(124)
90-Day Euro$	356	Jun-2016	245
CBT T-Bonds	(96)	Jun-2015	49
Euro	(40)	Mar-2015	627
Euro-Bobl	(214)	Mar-2015	(450)
U.S. 2-Year Treasury Note	(1,482)	Jun-2015	(110)
U.S. 5-Year Treasury Note	1,995	Jun-2015	466
U.S. 10-Year Treasury Note	735	Jun-2015	462
U.S. Long Treasury Bond	(158)	Mar-2015	(814)
U.S. Ultra Long Treasury Bond	50	Jun-2015	139
U.S. Ultra Long Treasury Bond	(702)	Jun-2015	(1,820)

			$(1,110)

For the period ended February 28, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at February 28, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
5/13/15	EUR	18,088	USD	20,707	$403
5/13/15	JPY	1,108,175	USD	9,454	174
5/13/15	USD	11,621	EUR	10,231	(137)

					$440

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at February 28, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(11,621)	$11,484	$(137)
Barclays PLC	(11,075)	11,297	222
Citigroup	(8,016)	8,163	147
JPMorgan Chase Bank	(7,501)	7,655	154
UBS	(2,993)	3,047	54

			$440

For the period ended February 28, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open OTC swap agreements held by the Fund at February 28, 2015 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized (Depreciation) ($ Thousands)
Barclays Bank PLC	2.48%	3 Month USD -LIBOR	11/15/2027	$4,105	$(351)
Barclays Bank PLC	2.42%	3 Month USD -LIBOR	11/15/2027	4,110	(314)
Citigroup	2.71%	3 Month USD -LIBOR	08/15/2042	8,210	(401)

					$(1,066)

49	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/ Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	Berkshire Hathaway Inc.	SELL	1.00	03/20/24	$(3,280)	$64
Goldman Sachs	Markit Cmbs.Na.Bbb-.8	SELL	3.00	10/17/57	(300)	2
Goldman Sachs	Metlife Inc.	SELL	1.00	06/20/21	(1,660)	(10)
Goldman Sachs	Metlife Inc.	SELL	1.00	06/20/21	(1,900)	(10)

						$46

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2015 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citigroup	3.68%	3 Month USD - LIBOR	11/15/2043	$5,080	$(1,303)
UBS Securities	2.31%	3 Month USD - LIBOR	05/15/2030	25,338	109
UBS Securities	2.11%	3 Month USD - LIBOR	05/15/2030	39,975	1,232

					$38

For the period ended February 28, 2015, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

50	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Percentages are based on a Net Assets of $6,255,280 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2015.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2015.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	This security or a partial position of this security is on loan at February 28, 2015. The total market value of securities on loan at February 28, 2015 was $85,884 ($ Thousands).

(E)	Security in default on interest payments.
(F)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2015. The coupon on a step bond changes on a specified date.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2015 was $88,413 ($ Thousands).

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $6,605,596 ($ Thousands), and the unrealized appreciation and depreciation were $271,492 ($ Thousands) and $(48,140) ($ Thousands), respectively.

ABS — Asset-Based Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

EUR — Euro

FAMC — Federal Agricultural Mortgage Corporation

FDIC — Federal Deposit Insurance Company

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LLC — Limited Liability Company

JPY — Japanese Yen

LIBOR — LondonInterbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC— Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

51	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$1,956,307	$—	$1,956,307
U.S. Treasury Obligations	—	1,720,021	—	1,720,021
Corporate Obligations	—	1,590,835	678	1,591,513
Asset-Backed Securities	—	639,794	—	639,794
U.S. Government Agency Obligations	—	378,549	—	378,549
Sovereign Debt	—	103,694	—	103,694
Municipal Bonds	—	44,176	—	44,176
Affiliated Partnership	—	88,413	—	88,413
Cash Equivalent	306,481	—	—	306,481

Total Investments in Securities	$306,481	$6,521,789	$678	$6,828,948

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$37	$—	$37
Purchased Swaptions	—	129	—	129
Written Options	—	(452)	—	(452)
Written Swaptions	—	(196)	—	(196)
Futures Contracts *
Unrealized Appreciation	2,221	—	—	2,221
Unrealized Depreciation	(3,231)	—	—	(3,231)
Forwards Contracts *
Unrealized Appreciation	—	577	—	577
Unrealized Depreciation	—	(137)	—	(137)
OTCSwaps
Credit Default Swaps *
Unrealized Appreciation	—	66	—	66
Unrealized Depreciation	—	(20)	—	(20)
Interest Rate Swaps *
Unrealized Depreciation	—	(1,066)	—	(1,066)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	1,341	—	1,341
Unrealized Depreciation	—	(1,303)	—	(1,303)

Total Other Financial Instruments	$(1,010)	$(1,024)	$—	$(2,034)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

Amounts designated as “—” are $O or have been rounded to $O.

52	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

February 28, 2015

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 28, 2015, the Fund is the seller (“providing protection”) on a total notional amount of $7.1 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$20,523	—	$(13,577)	—	$6,946
Maximum potential amount of future payments	6,840,000	—	300,000	—	7,140,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) (1)	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) (1)
0 - 4000	—	—	—	$6,840,000	$300,000	$7,140,000
Greater than 4000	—	—	—	—	—	—

Total	—	—	—	$6,840,000	$300,000	$7,140,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

53	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 77.5%

Consumer Discretionary — 18.9%
Academy
9.250%, 08/01/2019 (A)	$715	$754
Adelphia Communications (escrow security) (B)
10.250%, 06/15/2011	125	1
7.875%, 01/15/2009	250	2
7.750%, 05/01/2009	75	1
Adelphia Communications (escrow security), Ser B PIK
9.500%, 02/15/2004 (B)	25	—
Affinia Group
7.750%, 05/01/2021	1,020	1,061
Affinity Gaming LLC
9.000%, 05/15/2018	3,590	3,446
Albertson’s
8.700%, 05/01/2030	1,870	1,851
Algeco Scotsman Global Finance (A)
10.750%, 10/15/2019	2,298	1,965
8.500%, 10/15/2018	1,925	1,949
AMC Entertainment
9.750%, 12/01/2020	1,415	1,557
5.875%, 02/15/2022	1,000	1,038
American Axle & Manufacturing
7.750%, 11/15/2019	360	411
6.250%, 03/15/2021	290	310
American Builders & Contractors Supply
5.625%, 04/15/2021 (A)	1,410	1,438
American Tire Distributors
10.250%, 03/01/2022 (A)	780	813
Aramark Services
5.750%, 03/15/2020	3,450	3,605
Argos Merger Sub
7.125%, 03/15/2023 (A)	3,137	3,247
Beazer Homes USA
5.750%, 06/15/2019	1,560	1,505
Belo
7.750%, 06/01/2027	2,025	2,248
Bon-Ton Department Stores
8.000%, 06/15/2021	3,600	2,907
Boyd Gaming
9.000%, 07/01/2020	1,980	2,143
Burger King Worldwide
6.000%, 04/01/2022 (A)	2,860	2,974
Cablevision Systems
7.750%, 04/15/2018	4,736	5,281
5.875%, 09/15/2022	1,947	2,015
Caesars Entertainment Operating (B)
11.250%, 06/01/2017	1,645	1,193
9.000%, 02/15/2020	19,310	14,241
8.500%, 02/15/2020	1,595	1,188
Caesars Entertainment Resort Properties LLC
8.000%, 10/01/2020 (A)	3,310	3,335
Caesars Growth Properties Holdings LLC
9.375%, 05/01/2022 (A)	1,080	886
Carmike Cinemas
7.375%, 05/15/2019	950	1,007

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CCO Holdings LLC
7.375%, 06/01/2020	$940	$1,006
6.625%, 01/31/2022	1,575	1,689
6.500%, 04/30/2021	400	421
5.250%, 03/15/2021	1,710	1,761
5.250%, 09/30/2022	295	302
5.125%, 02/15/2023	2,000	2,015
CCOH Safari LLC
5.750%, 12/01/2024	5,608	5,804
5.500%, 12/01/2022	1,955	2,021
Cedar Fair
5.375%, 06/01/2024 (A)	1,870	1,907
5.250%, 03/15/2021	2,000	2,052
Century Communities
6.875%, 05/15/2022	2,325	2,325
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	1,650	1,794
Chester Downs & Marina LLC
9.250%, 02/01/2020 (A)	5,910	4,373
Chinos Intermediate Holdings A
7.750%, 05/01/2019 (A)	1,800	1,589
Chrysler Group LLC
8.250%, 06/15/2021	5,445	6,078
8.000%, 06/15/2019	790	835
Cinemark USA
7.375%, 06/15/2021	870	933
5.125%, 12/15/2022	1,100	1,126
4.875%, 06/01/2023	435	433
Claire’s Stores
9.000%, 03/15/2019 (A)	2,165	2,032
8.875%, 03/15/2019	780	488
Clear Channel Communications
14.000%, 02/01/2021	1,703	1,410
9.000%, 12/15/2019	581	574
9.000%, 03/01/2021	970	936
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	1,840	1,945
6.500%, 11/15/2022	4,780	5,035
Cleopatra Finance (A)
6.500%, 02/15/2025	605	603
6.250%, 02/15/2022	1,070	1,071
5.625%, 02/15/2020	415	416
Columbus International
7.375%, 03/30/2021 (A)	3,555	3,760
Conn’s
7.250%, 07/15/2022 (A)	2,488	2,242
CSC Holdings LLC
8.625%, 02/15/2019	2,595	3,026
6.750%, 11/15/2021	1,000	1,130
5.250%, 06/01/2024 (A)	5,848	5,972
CST Brands
5.000%, 05/01/2023	350	361
Dana Holdings
6.750%, 02/15/2021	1,749	1,854
6.000%, 09/15/2023	340	361
5.500%, 12/15/2024	615	635
5.375%, 09/15/2021	535	562
DBP Holding
7.750%, 10/15/2020 (A)	930	846

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DISH DBS
7.875%, 09/01/2019	$655	$739
6.750%, 06/01/2021	2,585	2,756
5.875%, 07/15/2022	7,449	7,542
5.875%, 11/15/2024	3,510	3,492
5.125%, 05/01/2020	505	509
5.000%, 03/15/2023	3,135	3,017
DreamWorks Animation SKG
6.875%, 08/15/2020 (A)	505	487
Eldorado Resorts LLC
8.625%, 06/15/2019 (A)	3,290	3,479
Empire Today LLC
11.375%, 02/01/2017 (A)	1,841	1,510
Family Tree Escrow LLC (A)
5.750%, 03/01/2023	4,461	4,695
5.250%, 03/01/2020	1,194	1,248
Ferrellgas
6.500%, 05/01/2021	2,650	2,657
Fontainebleau Las Vegas
10.250%, 06/15/2015 (A)(B)	3,500	13
Gannett (A)
5.500%, 09/15/2024	1,960	2,038
4.875%, 09/15/2021	565	578
General Motors
4.875%, 10/02/2023	3,090	3,366
General Motors Financial
4.250%, 05/15/2023	325	340
Gestamp Funding Luxembourg
5.625%, 05/31/2020 (A)	2,260	2,317
Gibson Brands
8.875%, 08/01/2018 (A)	1,436	1,411
Goodyear Tire & Rubber
8.750%, 08/15/2020	1,080	1,304
8.250%, 08/15/2020	280	298
6.500%, 03/01/2021	2,345	2,521
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	4,790	5,293
GRD Holdings III
10.750%, 06/01/2019 (A)	3,979	4,327
Guitar Center (A)
9.625%, 04/15/2020	4,315	2,805
6.500%, 04/15/2019	2,285	1,937
Gymboree
9.125%, 12/01/2018	910	410
HD Supply
11.500%, 07/15/2020	2,130	2,450
11.000%, 04/15/2020	535	613
7.500%, 07/15/2020	1,567	1,677
5.250%, 12/15/2021 (A)	1,066	1,107
Hillman Group
6.375%, 07/15/2022 (A)	555	541
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	420	446
iHeartCommunications
10.625%, 03/15/2023 (A)	959	981
10.000%, 01/15/2018	1,285	1,142
9.000%, 09/15/2022	7,835	7,541
Interline Brands PIK
10.000%, 11/15/2018	242	255
International Automotive Components Group
9.125%, 06/01/2018 (A)	1,705	1,726

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Isle of Capri Casinos
5.875%, 03/15/2021	$495	$514
Jarden
6.125%, 11/15/2022	500	525
JC Penney
8.125%, 10/01/2019	2,345	2,286
6.375%, 10/15/2036	710	509
5.750%, 02/15/2018	365	345
5.650%, 06/01/2020	3,500	3,001
L Brands
6.950%, 03/01/2033	1,174	1,271
6.625%, 04/01/2021	1,225	1,406
5.625%, 02/15/2022	1,995	2,205
5.625%, 10/15/2023	585	649
Landry’s
9.375%, 05/01/2020 (A)	4,229	4,562
Lear
5.250%, 01/15/2025	715	728
Liberty Interactive LLC
8.250%, 02/01/2030	4,555	5,056
Marina District Finance
9.875%, 08/15/2018	1,385	1,461
Media General Financing Sub
5.875%, 11/15/2022 (A)	3,064	3,133
MGM Resorts International
7.750%, 03/15/2022	1,050	1,200
6.750%, 10/01/2020	1,790	1,957
6.625%, 12/15/2021	4,180	4,535
6.000%, 03/15/2023	9,422	9,799
5.250%, 03/31/2020	2,680	2,734
Michaels FinCo Holdings LLC PIK
7.500%, 08/01/2018 (A)	620	634
Michaels Stores
5.875%, 12/15/2020 (A)	1,410	1,452
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021	6,639	7,087
Monitronics International
9.125%, 04/01/2020	9,560	9,381
MTR Gaming Group PIK
11.500%, 08/01/2019	1,265	1,372
Murphy Oil USA
6.000%, 08/15/2023	1,415	1,509
NCL
5.250%, 11/15/2019 (A)	250	257
Neiman Marcus Group LLC (A)
8.750%, 10/15/2021	975	1,025
8.000%, 10/15/2021	445	468
Netflix
5.875%, 02/15/2025 (A)	3,204	3,312
5.500%, 02/15/2022 (A)	3,204	3,306
5.375%, 02/01/2021	1,947	2,001
New Academy Finance LLC PIK
8.000%, 06/15/2018 (A)	963	958
New Albertsons
8.000%, 05/01/2031	8,595	8,122
7.750%, 06/15/2026	135	127
7.450%, 08/01/2029	2,960	2,745
Nexstar Broadcasting
6.875%, 11/15/2020	3,475	3,684
6.125%, 02/15/2022 (A)	5,729	5,844
Nine West Holdings
8.250%, 03/15/2019 (A)	5,955	5,017

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Party City Holdings
8.875%, 08/01/2020	$2,540	$2,775
PC Nextco Holdings LLC
8.750%, 08/15/2019	1,190	1,214
Peninsula Gaming LLC
8.375%, 02/15/2018 (A)	2,750	2,908
Petco Animal Supplies
9.250%, 12/01/2018 (A)	1,195	1,252
Pinnacle Entertainment
7.750%, 04/01/2022	970	1,045
7.500%, 04/15/2021	3,125	3,309
6.375%, 08/01/2021	675	717
Polymer Group
7.750%, 02/01/2019	1,134	1,179
6.875%, 06/01/2019 (A)	1,925	1,848
Quebecor Media (escrow security) (B)
0.000%, 11/15/2013	1,800	5
0.000%, 03/15/2016	2,175	5
QVC
4.375%, 03/15/2023	2,000	2,028
Radio One
9.250%, 02/15/2020 (A)	3,580	3,419
Radio Systems
8.375%, 11/01/2019 (A)	1,025	1,107
Regal Entertainment Group
5.750%, 03/15/2022	1,285	1,320
RSI Home Products
6.875%, 03/01/2018 (A)	1,040	1,089
Sabre
8.500%, 05/15/2019 (A)	1,212	1,303
Sally Holdings LLC
5.750%, 06/01/2022	780	831
5.500%, 11/01/2023	565	593
Schaeffler Finance MTN
4.250%, 05/15/2021 (A)	400	404
Schaeffler Holding Finance
6.750%, 11/15/2022 (A)	2,190	2,398
Scientific Games International (A)
10.000%, 12/01/2022	530	519
7.000%, 01/01/2022	2,500	2,575
Serta Simmons Holdings LLC
8.125%, 10/01/2020 (A)	2,650	2,822
Service International
7.625%, 10/01/2018	410	468
7.500%, 04/01/2027	1,265	1,474
5.375%, 05/15/2024	380	402
ServiceMaster LLC
8.000%, 02/15/2020	113	120
7.450%, 08/15/2027	1,400	1,426
7.250%, 03/01/2038	4,710	4,583
7.000%, 08/15/2020	451	476
Shingle Springs Tribal Gaming Authority
9.750%, 09/01/2021 (A)	4,400	4,950
Sinclair Television Group
6.125%, 10/01/2022	385	405
5.625%, 08/01/2024 (A)	5,682	5,753
5.375%, 04/01/2021	5,335	5,442

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sirius XM Radio (A)
6.000%, 07/15/2024	$1,280	$1,360
5.875%, 10/01/2020	2,000	2,108
5.750%, 08/01/2021	1,300	1,365
4.625%, 05/15/2023	3,350	3,283
4.250%, 05/15/2020	1,860	1,851
Six Flags Entertainment
5.250%, 01/15/2021 (A)	4,850	4,965
Spanish Broadcasting System
12.500%, 04/15/2017 (A)	1,641	1,703
Spencer Spirit Holdings
9.000%, 05/01/2018 (A)	4,882	4,974
Station Casinos LLC
7.500%, 03/01/2021	2,073	2,228
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	4,695	4,589
Tempur Sealy International
6.875%, 12/15/2020	1,175	1,260
Time
5.750%, 04/15/2022 (A)	920	895
Toys R Us
10.375%, 08/15/2017	5,680	4,828
Tupy Overseas
6.625%, 07/17/2024 (A)	600	544
UCI International
8.625%, 02/15/2019	1,260	1,162
Vail Resorts
6.500%, 05/01/2019	738	762
Viking Cruises
8.500%, 10/15/2022 (A)	6,655	7,437
VTR Finance
6.875%, 01/15/2024 (A)	2,500	2,619
William Lyon Homes
7.000%, 08/15/2022	2,100	2,126
5.750%, 04/15/2019	2,155	2,166
WMG Acquisition (A)
6.750%, 04/15/2022	2,935	2,788
6.000%, 01/15/2021	698	715
5.625%, 04/15/2022	1,045	1,045
Wok Acquisition
10.250%, 06/30/2020 (A)	3,255	3,288
Wynn Las Vegas LLC (A)
5.500%, 03/01/2025	2,525	2,541
4.250%, 05/30/2023	487	461

		449,067

Consumer Staples — 5.3%
Albea Beauty Holdings
8.375%, 11/01/2019 (A)	745	790
Albertsons Holdings LLC
7.750%, 10/15/2022 (A)	1,626	1,748
American Achievement
10.875%, 04/15/2016 (A)	4,800	4,764
APX Group
8.750%, 12/01/2020	8,075	7,409
6.375%, 12/01/2019	3,118	3,126
Armored Autogroup
9.250%, 11/01/2018	1,045	1,061
Ashtead Capital
6.500%, 07/15/2022 (A)	2,140	2,327
B&G Foods
4.625%, 06/01/2021	590	590
Big Heart Pet Brands
7.625%, 02/15/2019	2,070	2,112

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bumble Bee Holdco PIK
9.625%, 03/15/2018 (A)	$3,250	$3,364
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	1,762	1,848
Central Garden and Pet
8.250%, 03/01/2018	6,180	6,319
Ceridian HCM Holding
11.000%, 03/15/2021 (A)	1,574	1,637
Chiquita Brands International
7.875%, 02/01/2021	469	515
Constellation Brands
4.750%, 11/15/2024	675	722
3.875%, 11/15/2019	1,320	1,370
Cott Beverages (A)
6.750%, 01/01/2020	1,975	1,975
5.375%, 07/01/2022	2,352	2,170
Darling Ingredients
5.375%, 01/15/2022	1,530	1,545
Dean Foods
6.500%, 03/15/2023 (A)	219	220
Diamond Foods
7.000%, 03/15/2019 (A)	900	920
DS Services of America
10.000%, 09/01/2021 (A)	1,020	1,191
Elizabeth Arden
7.375%, 03/15/2021	2,856	2,570
Fresenius Medical Care US Finance II (A)
5.625%, 07/31/2019	1,650	1,803
4.750%, 10/15/2024	800	850
4.125%, 10/15/2020	2,250	2,318
Global A&T Electronics
10.000%, 02/01/2019 (A)	415	398
Grifols Worldwide Operations
5.250%, 04/01/2022 (A)	3,896	3,993
Harbinger Group
7.875%, 07/15/2019	3,950	4,217
7.750%, 01/15/2022 (A)	1,851	1,876
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	9,691	9,400
Hertz
7.500%, 10/15/2018	580	600
HJ Heinz
4.875%, 02/15/2025 (A)	620	623
Immucor
11.125%, 08/15/2019	6,095	6,529
inVentiv Health PIK
10.000%, 08/15/2018 (A)	37	37
JBS Investments GmbH
7.750%, 10/28/2020 (A)	1,993	2,098
JBS USA LLC
5.875%, 07/15/2024 (A)	718	717
KeHE Distributors LLC
7.625%, 08/15/2021 (A)	1,900	2,028
Lantheus Medical Imaging
9.750%, 05/15/2017	1,625	1,588
Midas Intermediate Holdco II LLC
7.875%, 10/01/2022 (A)	1,080	1,048
Pantry
8.375%, 08/01/2020	1,440	1,584

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Post Holdings
7.375%, 02/15/2022	$1,725	$1,798
6.750%, 12/01/2021 (A)	780	798
6.000%, 12/15/2022 (A)	1,420	1,397
Prestige Brands
5.375%, 12/15/2021 (A)	1,025	1,039
Rite Aid
7.700%, 02/15/2027	3,225	3,652
6.875%, 12/15/2028 (A)	210	225
Spectrum Brands
6.750%, 03/15/2020	480	505
6.625%, 11/15/2022	2,240	2,453
6.375%, 11/15/2020	480	517
6.125%, 12/15/2024 (A)	2,363	2,540
Sun Products
7.750%, 03/15/2021 (A)	1,000	897
SUPERVALU
7.750%, 11/15/2022	2,800	2,961
6.750%, 06/01/2021	4,325	4,412
TransUnion Holding
9.625%, 06/15/2018	425	432
8.125%, 06/15/2018	2,349	2,402
Truven Health Analytics
10.625%, 06/01/2020	1,598	1,642
Valeant Pharmaceuticals International
5.500%, 03/01/2023 (A)	4,482	4,527
Vector Group
7.750%, 02/15/2021	2,030	2,167

		126,364

Energy — 10.1%
Access Midstream Partners
6.125%, 07/15/2022	625	670
5.875%, 04/15/2021	310	324
4.875%, 05/15/2023	185	191
4.875%, 03/15/2024	1,200	1,236
Alpha Natural Resources
6.250%, 06/01/2021	805	219
6.000%, 06/01/2019	2,300	696
American Energy-Permian Basin LLC (A)
7.375%, 11/01/2021	1,219	984
7.125%, 11/01/2020	1,403	1,122
6.752%, 08/01/2019 (C)	6,000	4,830
American Greetings
7.375%, 12/01/2021	390	416
Antero Resources
5.125%, 12/01/2022 (A)	220	217
Antero Resources Finance
6.000%, 12/01/2020	170	174
5.375%, 11/01/2021	435	438
Arch Coal
8.000%, 01/15/2019 (A)	200	102
7.250%, 06/15/2021	955	277
7.000%, 06/15/2019	510	153
Atlas Energy Holdings Operating LLC
9.250%, 08/15/2021	1,950	1,521
7.750%, 01/15/2021	1,350	1,026
Atlas Pipeline Partners
6.625%, 10/01/2020	1,970	2,000
Atwood Oceanics
6.500%, 02/01/2020	1,558	1,496

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Baytex Energy (A)
5.625%, 06/01/2024	$1,490	$1,405
5.125%, 06/01/2021	45	43
Berry Petroleum LLC
6.750%, 11/01/2020	1,408	1,190
6.375%, 09/15/2022	3,429	2,726
Bill Barrett
7.625%, 10/01/2019	1,889	1,849
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	3,970	4,089
BreitBurn Energy Partners
8.625%, 10/15/2020	901	739
7.875%, 04/15/2022	6,765	5,344
California Resources (A)
6.000%, 11/15/2024	2,090	1,863
5.500%, 09/15/2021	1,790	1,633
Calumet Specialty Products Partners
7.625%, 01/15/2022	2,165	2,208
Carrizo Oil & Gas
7.500%, 09/15/2020	400	408
Chaparral Energy
8.250%, 09/01/2021	675	520
7.625%, 11/15/2022	1,035	766
CHC Helicopter
9.375%, 06/01/2021	1,811	1,467
Chesapeake Energy
6.875%, 11/15/2020	340	374
6.625%, 08/15/2020	1,495	1,626
6.125%, 02/15/2021	145	154
4.875%, 04/15/2022	2,320	2,291
Citgo Holding
10.750%, 02/15/2020 (A)	2,600	2,658
Compressco Partners
7.250%, 08/15/2022 (A)	1,415	1,231
CONSOL Energy
5.875%, 04/15/2022	430	413
Crestwood Midstream Partners
7.750%, 04/01/2019	4,050	4,217
6.125%, 03/01/2022	700	703
Denbury Resources
5.500%, 05/01/2022	930	870
4.625%, 07/15/2023	755	677
Dresser-Rand Group
6.500%, 05/01/2021	600	639
Eagle Rock Energy Partners
8.375%, 06/01/2019	3,810	3,467
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	3,800	3,686
Energy Transfer Equity
5.875%, 01/15/2024	5,209	5,574
EnQuest
7.000%, 04/15/2022 (A)	1,335	934
EP Energy LLC
9.375%, 05/01/2020	2,228	2,378
7.750%, 09/01/2022	980	1,014
EV Energy Partners
8.000%, 04/15/2019	1,160	1,096
EXCO Resources
8.500%, 04/15/2022	1,105	812
Exterran Partners
6.000%, 04/01/2021	1,335	1,228
Genesis Energy
5.750%, 02/15/2021	755	740

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gibson Energy
6.750%, 07/15/2021 (A)	$5,200	$5,356
Global Partners
6.250%, 07/15/2022 (A)	3,335	3,302
Halcon Resources
9.750%, 07/15/2020	3,350	2,580
9.250%, 02/15/2022	400	299
8.875%, 05/15/2021	4,775	3,629
Hiland Partners (A)
7.250%, 10/01/2020	2,035	2,223
5.500%, 05/15/2022	360	375
IronGate Energy Services LLC
11.000%, 07/01/2018 (A)	500	325
Jupiter Resources
8.500%, 10/01/2022 (A)	400	324
Kinder Morgan
5.000%, 02/15/2021 (A)	1,180	1,271
Kodiak Oil & Gas
8.125%, 12/01/2019	1,135	1,183
5.500%, 02/01/2022	120	121
Laredo Petroleum
7.375%, 05/01/2022	1,800	1,854
5.625%, 01/15/2022	1,390	1,334
Legacy Reserves
8.000%, 12/01/2020	2,250	1,946
6.625%, 12/01/2021	2,085	1,678
Lightstream Resources
8.625%, 02/01/2020 (A)	280	195
Linn Energy LLC
8.625%, 04/15/2020	110	100
7.750%, 02/01/2021	1,785	1,557
6.500%, 05/15/2019	1,710	1,496
6.500%, 09/15/2021	2,450	2,058
6.250%, 11/01/2019	4,805	4,096
MarkWest Energy Partners
6.500%, 08/15/2021	265	281
5.500%, 02/15/2023	860	899
4.875%, 12/01/2024	3,960	4,069
MEG Energy (A)
7.000%, 03/31/2024	1,180	1,149
6.500%, 03/15/2021	736	712
6.375%, 01/30/2023	2,425	2,304
Memorial Production Partners
7.625%, 05/01/2021	5,020	4,807
6.875%, 08/01/2022 (A)	6,728	6,240
Midstates Petroleum
10.750%, 10/01/2020	4,286	2,722
9.250%, 06/01/2021	380	238
Milagro Oil & Gas
10.500%, 05/15/2016 (B)	1,950	1,326
NGL Energy Partners
6.875%, 10/15/2021	1,700	1,709
Northern Oil and Gas
8.000%, 06/01/2020	1,420	1,306
NuStar Logistics
6.750%, 02/01/2021	1,070	1,137
Oasis Petroleum
6.875%, 03/15/2022	2,725	2,671
Ocean Rig UDW
7.250%, 04/01/2019 (A)	1,335	811
Pacific Drilling
5.375%, 06/01/2020 (A)	3,087	2,456
Parker Drilling
6.750%, 07/15/2022	1,050	861

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PDC Energy
7.750%, 10/15/2022	$1,470	$1,529
Peabody Energy
6.500%, 09/15/2020	160	135
6.250%, 11/15/2021	1,895	1,578
Penn Virginia Resource Partners
8.375%, 06/01/2020	1,820	2,007
6.500%, 05/15/2021	2,200	2,365
Petrobras International Finance
6.750%, 01/27/2041	1,940	1,658
Pioneer Energy Services
6.125%, 03/15/2022	1,710	1,312
Regency Energy Partners
5.875%, 03/01/2022	2,810	3,070
5.750%, 09/01/2020	35	38
5.500%, 04/15/2023	550	575
5.000%, 10/01/2022	345	366
RKI Exploration & Production LLC
8.500%, 08/01/2021 (A)	610	580
Rockies Express Pipeline LLC (A)
6.000%, 01/15/2019	3,730	3,954
5.625%, 04/15/2020	3,595	3,766
Rose Rock Midstream
5.625%, 07/15/2022	5,356	5,343
Rosetta Resources
5.875%, 06/01/2022	1,100	1,056
RSP Permian
6.625%, 10/01/2022 (A)	170	171
Sabine Pass Liquefaction LLC
6.250%, 03/15/2022	3,255	3,426
5.750%, 05/15/2024	4,390	4,489
5.625%, 02/01/2021	4,700	4,812
5.625%, 04/15/2023	7,355	7,520
5.625%, 03/01/2025 (A)	5,970	6,000
Sanchez Energy
6.125%, 01/15/2023 (A)	495	454
SandRidge Energy
8.750%, 01/15/2020	280	214
8.125%, 10/15/2022	3,595	2,602
7.500%, 03/15/2021	640	471
7.500%, 02/15/2023	6,510	4,655
SemGroup
7.500%, 06/15/2021	1,970	2,069
SESI LLC
7.125%, 12/15/2021	2,000	2,005
Seventy Seven Energy
6.500%, 07/15/2022	1,020	530
SM Energy
6.500%, 11/15/2021	130	134
6.125%, 11/15/2022 (A)	663	680
Summit Midstream Holdings LLC
7.500%, 07/01/2021	1,200	1,263
5.500%, 08/15/2022	1,100	1,067
Targa Resources Partners
5.250%, 05/01/2023	1,210	1,234
4.125%, 11/15/2019 (A)	225	229
Tesoro Logistics
6.250%, 10/15/2022 (A)	355	376
6.125%, 10/15/2021	460	488
5.875%, 10/01/2020	974	1,020
5.500%, 10/15/2019 (A)	355	375

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Trinidad Drilling
7.875%, 01/15/2019 (A)	$880	$825
Tullow Oil PLC
6.250%, 04/15/2020 (A)	928	817
Ultra Petroleum
6.125%, 10/01/2024 (A)	510	485
Unit
6.625%, 05/15/2021	1,950	1,945
Vanguard Natural Resources LLC
7.875%, 04/01/2020	545	498
Western Refining Logistics
7.500%, 02/15/2023 (A)	2,330	2,388
Whiting Petroleum
5.750%, 03/15/2021	2,230	2,197
WPX Energy
5.250%, 09/15/2024	295	281
YPF
8.750%, 04/04/2024 (A)	1,345	1,361

		240,537

Financials — 6.2%
AAF Holdings LLC PIK
12.000%, 07/01/2019 (A)	1,007	967
Ally Financial
8.000%, 03/15/2020	1,699	2,035
8.000%, 11/01/2031	3,175	4,096
6.250%, 12/01/2017	1,000	1,080
5.125%, 09/30/2024	4,374	4,620
4.750%, 09/10/2018	185	192
3.500%, 01/27/2019	3,150	3,158
2.937%, 07/18/2016 (C)	425	429
Alphabet Holding PIK
7.750%, 11/01/2017	4,050	3,979
American Equity Investment Life Holding
6.625%, 07/15/2021	1,900	2,033
American International Group
8.175%, 05/15/2058 (C)	1,290	1,787
ARC Properties Operating Partnership ‡
3.000%, 02/06/2019	4,970	4,753
A-S Issuer Subsidiary
7.875%, 12/15/2020 (A)	3,915	4,032
Aventine (escrow security) PIK
0.000%, 10/15/2049 (B) (F) (G) (H)	2,600	1
Bank of America (C)
8.000%, 12/29/2049	1,805	1,926
6.500%, 12/31/2049	1,715	1,817
5.125%, 12/31/2049	1,947	1,909
Barclays Bank
7.625%, 11/21/2022	1,710	1,957
Boart Longyear Management (A)
10.000%, 10/01/2018	2,000	2,090
7.000%, 04/01/2021	4,040	2,808
CIT Group
6.625%, 04/01/2018 (A)	300	327
5.500%, 02/15/2019 (A)	2,840	3,035
5.250%, 03/15/2018	720	760
3.875%, 02/19/2019	1,420	1,432
Citigroup
5.950%, 12/29/2049 * (C)	1,950	1,974
City National Bank
9.000%, 08/12/2019	4,062	4,971

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Compass Investors
7.750%, 01/15/2021 (A)	$4,240	$4,314
Corrections Corp of America ‡
4.625%, 05/01/2023	1,435	1,435
4.125%, 04/01/2020	995	1,005
Credit Suisse Group
7.500%, 12/11/2048	2,985	3,201
Crown Castle International
5.250%, 01/15/2023	940	992
CTR Partnership ‡
5.875%, 06/01/2021	3,745	3,820
CyrusOne
6.375%, 11/15/2022	380	403
Denali Borrower LLC
5.625%, 10/15/2020 (A)	1,210	1,289
E*TRADE Financial
5.375%, 11/15/2022	1,665	1,757
Genworth Financial
6.500%, 06/15/2034	315	299
Genworth Holdings
7.625%, 09/24/2021	3,425	3,606
Geo Group ‡
6.625%, 02/15/2021	475	502
5.875%, 01/15/2022	825	870
5.875%, 10/15/2024	1,050	1,100
5.125%, 04/01/2023	890	908
GLP Capital
4.875%, 11/01/2020	429	448
Hockey Merger Sub 2
7.875%, 10/01/2021 (A)	5,695	5,852
HSBC Holdings
6.375%, 12/29/2049 (C)	1,735	1,784
Hub Holdings LLC PIK
8.125%, 07/15/2019 (A)	650	647
Infinity Acquisition LLC
7.250%, 08/01/2022 (A)	1,400	1,298
ING US
5.650%, 05/15/2053 (C)	2,050	2,127
Iron Mountain ‡
6.000%, 08/15/2023	790	829
James Hardie International Finance
5.875%, 02/15/2023 (A)	2,055	2,099
Jefferies Finance LLC
6.875%, 04/15/2022 (A)	2,660	2,567
JPMorgan Chase (C)
7.900%, 04/29/2049	1,967	2,117
6.750%, 08/29/2049	1,590	1,717
Kennedy-Wilson
5.875%, 04/01/2024	3,340	3,373
Lloyds Banking Group
7.500%, 12/01/2099 (C)	3,205	3,357
Mattamy Group
6.500%, 11/15/2020 (A)	1,795	1,737
Millennium (escrow security)
7.625%, 11/15/2026 (B)	200	—
MSCI
5.250%, 11/15/2024 (A)	1,170	1,220
National Life Insurance
10.500%, 09/15/2039 (A)	1,100	1,764
Nationstar Mortgage LLC
6.500%, 08/01/2018	1,350	1,345
6.500%, 07/01/2021	1,000	963
6.500%, 06/01/2022	2,000	1,900

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Opal Acquisition
8.875%, 12/15/2021 (A)	$6,300	$6,505
Popular
7.000%, 07/01/2019	3,495	3,512
Realogy Group LLC (A)
7.625%, 01/15/2020	930	1,002
5.250%, 12/01/2021	250	250
RHP Hotel Properties ‡
5.000%, 04/15/2021	2,471	2,527
Royal Bank of Scotland Group
5.125%, 05/28/2024	780	826
SLM MTN
8.000%, 03/25/2020	4,000	4,655
Walter Investment Management
7.875%, 12/15/2021	1,363	1,251
Wells Fargo
7.980%, 03/29/2049 (C)	1,950	2,130
Wilton Re Finance LLC
5.875%, 03/30/2033 (A)(C)	2,400	2,592
XL Capital
6.500%, 12/31/2049 (C)	2,615	2,301

		148,364

Health Care — 5.6%
Acadia Healthcare
12.875%, 11/01/2018	1,702	1,919
6.125%, 03/15/2021	1,100	1,144
5.625%, 02/15/2030 (A)	1,876	1,937
5.125%, 07/01/2022	2,080	2,090
Alere
6.500%, 06/15/2020	230	238
Amsurg
5.625%, 11/30/2020	4,375	4,556
5.625%, 07/15/2022	834	884
Aurora Diagnostics Holdings
10.750%, 01/15/2018	4,425	3,916
Biomet
6.500%, 08/01/2020	2,450	2,615
6.500%, 10/01/2020	300	318
CHS
7.125%, 07/15/2020	2,300	2,458
6.875%, 02/01/2022	3,300	3,529
5.125%, 08/01/2021	2,000	2,085
DaVita HealthCare Partners
6.625%, 11/01/2020	735	775
5.125%, 07/15/2024	5,573	5,782
DJO Finance LLC
9.875%, 04/15/2018	235	243
8.750%, 03/15/2018	790	824
7.750%, 04/15/2018	1,490	1,512
Endo Finance LLC
6.000%, 02/01/2025 (A)	2,762	2,924
HCA
7.500%, 02/15/2022	7,735	9,127
6.500%, 02/15/2020	2,250	2,559
5.875%, 03/15/2022	2,050	2,304
5.875%, 05/01/2023	870	953
5.375%, 02/01/2025	2,417	2,562
5.250%, 04/15/2025	745	819
5.000%, 03/15/2024	2,900	3,132
4.750%, 05/01/2023	1,000	1,055
3.750%, 03/15/2019	1,000	1,021
HCA Holdings
7.750%, 05/15/2021	3,130	3,349
6.250%, 02/15/2021	15	16

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HealthSouth
5.750%, 11/01/2024	$1,269	$1,326
Hologic
6.250%, 08/01/2020	3,945	4,132
IASIS Healthcare LLC
8.375%, 05/15/2019	747	778
inVentiv Health (A)
11.000%, 08/15/2018	1,060	954
9.000%, 01/15/2018	840	874
Kindred Healthcare
8.750%, 01/15/2023 (A)	1,740	1,897
8.000%, 01/15/2020 (A)	3,545	3,846
6.375%, 04/15/2022	4,165	4,165
Kinetic Concepts
12.500%, 11/01/2019	1,745	1,928
10.500%, 11/01/2018	2,155	2,357
LifePoint Hospitals
5.500%, 12/01/2021	3,000	3,188
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	2,335	2,469
4.750%, 04/15/2023	800	784
MModal Escrow
0.000%, 12/31/2049 (B)	1,830	—
Omnicare
5.000%, 12/01/2024	1,818	1,914
4.750%, 12/01/2022	520	543
Par Pharmaceutical
7.375%, 10/15/2020	3,125	3,313
Radiation Therapy Services
9.875%, 04/15/2017	575	564
8.875%, 01/15/2017	1,025	1,048
Salix Pharmaceuticals
6.000%, 01/15/2021 (A)	1,468	1,644
Tenet Healthcare
8.125%, 04/01/2022	3,490	3,952
8.000%, 08/01/2020	2,365	2,507
6.750%, 02/01/2020	2,717	2,914
5.500%, 03/01/2019 (A)	1,704	1,736
5.000%, 03/01/2019 (A)	850	854
4.750%, 06/01/2020	1,020	1,051
4.500%, 04/01/2021	300	302
THC Escrow
6.000%, 10/01/2020	885	962
United Surgical Partners International
9.000%, 04/01/2020	1,730	1,855
Valeant Pharmaceuticals International (A)
7.250%, 07/15/2022	1,720	1,828
7.000%, 10/01/2020	4,640	4,872
6.750%, 08/15/2021	1,165	1,223
Valeant Pharmaceuticals International Escrow (A)
7.500%, 07/15/2021	3,255	3,532
6.750%, 08/15/2018	750	797

		132,755

Industrials — 8.1%
ACCO Brands
6.750%, 04/30/2020	1,535	1,608
Actuant
5.625%, 06/15/2022	4,000	4,140

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ADT
6.250%, 10/15/2021	$1,680	$1,819
4.125%, 04/15/2019	500	507
3.500%, 07/15/2022	1,230	1,129
AECOM Technology (A)
5.875%, 10/15/2024	1,040	1,105
5.750%, 10/15/2022	840	880
AerCap Ireland Capital (A)
4.500%, 05/15/2021	3,780	3,997
3.750%, 05/15/2019	1,030	1,056
Air Medical Group Holdings
9.250%, 11/01/2018	3,808	4,003
Aircastle
7.625%, 04/15/2020	1,340	1,561
Allegiant Travel
5.500%, 07/15/2019	196	204
Allegion US Holding
5.750%, 10/01/2021	1,120	1,176
Alliant Techsystems
5.250%, 10/01/2021 (A)	620	632
Allison Transmission
7.125%, 05/15/2019 (A)	2,146	2,240
Amsted Industries
5.000%, 03/15/2022 (A)	1,950	1,950
Ardagh Finance Holdings
8.625%, 06/15/2019 (A)	807	839
Ardagh Packaging Finance (A)
9.125%, 10/15/2020	2,790	2,992
7.000%, 11/15/2020	47	46
6.000%, 06/30/2021	1,621	1,578
3.234%, 12/15/2019 (C)	715	702
Associated Materials LLC
9.125%, 11/01/2017	460	409
Avis Budget Car Rental LLC
5.500%, 04/01/2023	1,277	1,338
5.125%, 06/01/2022 (A)	65	66
BC Mountain LLC
7.000%, 02/01/2021 (A)	2,605	2,423
BlueLine Rental Finance
7.000%, 02/01/2019 (A)	485	503
Bombardier (A)
7.750%, 03/15/2020	250	261
7.500%, 03/15/2025	2,510	2,510
6.125%, 01/15/2023	1,150	1,101
6.000%, 10/15/2022	3,700	3,543
5.750%, 03/15/2022	875	836
5.500%, 09/15/2018	170	170
Builders FirstSource
7.625%, 06/01/2021 (A)	1,668	1,689
Building Materials Corp of America
6.750%, 05/01/2021 (A)	700	752
BWAY Holding
9.125%, 08/15/2021 (A)	2,500	2,600
Case New Holland
7.875%, 12/01/2017	145	162
Cemex
7.250%, 01/15/2021 (A)	1,860	1,986
Cenveo
11.500%, 05/15/2017	440	447
6.000%, 08/01/2019 (A)	5,392	5,082
CEVA Group (A)
9.000%, 09/01/2021	1,000	890
7.000%, 03/01/2021	1,370	1,315

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Clean Harbors
5.250%, 08/01/2020	$3,675	$3,748
CNH Capital LLC
3.625%, 04/15/2018	215	216
Consolidated Container LLC
10.125%, 07/15/2020 (A)	1,445	1,243
Covanta Holding
5.875%, 03/01/2024	1,565	1,628
CPG Merger Sub LLC
8.000%, 10/01/2021 (A)	1,275	1,288
DigitalGlobe
5.250%, 02/01/2021 (A)	4,000	3,880
EnPro Industries
5.875%, 09/15/2022 (A)	278	286
Esterline Technologies
7.000%, 08/01/2020	1,755	1,843
FGI Operating LLC
7.875%, 05/01/2020	1,590	1,185
Gates Global LLC
6.000%, 07/15/2022 (A)	2,295	2,203
GenCorp
7.125%, 03/15/2021	1,340	1,417
General Cable
5.750%, 10/01/2022	870	757
Gibraltar Industries
6.250%, 02/01/2021	661	674
Great Lakes Dredge & Dock
7.375%, 02/01/2019 (A)	1,375	1,402
H&E Equipment Services
7.000%, 09/01/2022	510	524
Hardwoods Acquisition
7.500%, 08/01/2021 (A)	995	955
Hertz
7.375%, 01/15/2021	400	421
6.250%, 10/15/2022	1,055	1,097
5.875%, 10/15/2020	815	841
Huntington Ingalls Industries
5.000%, 12/15/2021 (A)	385	404
Icahn Enterprises
6.000%, 08/01/2020	3,400	3,638
5.875%, 02/01/2022	3,650	3,828
4.875%, 03/15/2019	2,961	3,046
International Lease Finance
6.250%, 05/15/2019	780	875
5.875%, 04/01/2019	2,925	3,217
4.625%, 04/15/2021	180	190
Jack Cooper Holdings
9.250%, 06/01/2020 (A)	985	1,015
JCH Parent
10.500%, 03/15/2019 (A)	375	347
KLX
5.875%, 12/01/2022 (A)	2,180	2,226
Kratos Defense & Security Solutions
7.000%, 05/15/2019	1,085	966
Manitowoc
8.500%, 11/01/2020	1,180	1,274
Marquette Transportation LLC
10.875%, 01/15/2017	1,575	1,622
Meritor
6.750%, 06/15/2021	1,105	1,157
6.250%, 02/15/2024	230	234
Milacron LLC
7.750%, 02/15/2021 (A)	1,490	1,557

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Navios South American Logistics
7.250%, 05/01/2022 (A)	$1,425	$1,375
Navistar International
8.250%, 11/01/2021	770	774
NCI Building Systems
8.250%, 01/15/2023 (A)	1,276	1,327
Nielsen Finance LLC
5.000%, 04/15/2022 (A)	7,913	8,091
4.500%, 10/01/2020	1,425	1,446
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	725	754
Nortek
8.500%, 04/15/2021	2,940	3,161
Oshkosh
5.375%, 03/01/2022	70	72
5.375%, 03/01/2025 (A)	230	235
Plastipak Holdings
6.500%, 10/01/2021 (A)	1,800	1,832
Quality Distribution LLC
9.875%, 11/01/2018	488	511
Renaissance Acquisition
6.875%, 08/15/2021 (A)	2,116	2,053
Reynolds Group Issuer
9.875%, 08/15/2019	3,930	4,210
9.000%, 04/15/2019	2,865	3,001
8.250%, 02/15/2021	4,264	4,488
6.875%, 02/15/2021	1,225	1,295
5.750%, 10/15/2020	7,045	7,318
RSC Equipment Rental
8.250%, 02/01/2021	500	543
Sensata Technologies
6.500%, 05/15/2019 (A)	2,575	2,678
Silver II Borrower
7.750%, 12/15/2020 (A)	2,040	1,928
Syncreon Group
8.625%, 11/01/2021 (A)	2,155	1,907
Tempel Steel
12.000%, 08/15/2016 (A)	1,100	935
Terex
6.500%, 04/01/2020	700	735
6.000%, 05/15/2021	3,100	3,181
TRAC Intermodal LLC
11.000%, 08/15/2019	1,910	2,082
TransDigm
6.500%, 07/15/2024	4,690	4,796
6.000%, 07/15/2022	1,900	1,924
Trinseo Materials Operating
8.750%, 02/01/2019	1,038	1,080
Triumph Group
4.875%, 04/01/2021	865	843
United Airlines, Pass-Through Trust, Ser 95A1
9.020%, 04/19/2012 (B) (H)	349	1
United Airlines, Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	526	549
United Rentals North America
8.250%, 02/01/2021	2,325	2,523
7.625%, 04/15/2022	535	594
7.375%, 05/15/2020	170	184
5.750%, 11/15/2024	2,950	3,112
USG
5.500%, 03/01/2025 (A)	2,702	2,763

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Watco LLC
6.375%, 04/01/2023 (A)	$2,180	$2,191
West
5.375%, 07/15/2022 (A)	1,760	1,712
Wise Metals Group LLC
8.750%, 12/15/2018 (A)	660	715
Wise Metals Intermediate Holdings LLC
9.750%, 06/15/2019 (A)	425	459

		192,829

Information Technology — 5.5%
ACI Worldwide
6.375%, 08/15/2020 (A)	580	606
Activision Blizzard
5.625%, 09/15/2021 (A)	5,500	5,885
Advanced Micro Devices
7.500%, 08/15/2022	3,325	3,283
7.000%, 07/01/2024	2,045	1,861
Amkor Technology
6.625%, 06/01/2021	790	826
6.375%, 10/01/2022	2,395	2,497
Anixter
5.625%, 05/01/2019	395	423
5.125%, 10/01/2021	3,432	3,531
Aspect Software
10.625%, 05/15/2017	805	735
Audatex North America (A)
6.125%, 11/01/2023	4,270	4,526
6.000%, 06/15/2021	2,280	2,422
Bankrate
6.125%, 08/15/2018 (A)	1,470	1,474
Belden
5.500%, 09/01/2022 (A)	910	933
Blackboard
7.750%, 11/15/2019 (A)	1,075	1,037
BMC Software Finance
8.125%, 07/15/2021 (A)	6,245	5,831
CDW LLC
5.500%, 12/01/2024	824	857
5.000%, 09/01/2023	3,208	3,224
Eagle Midco
9.000%, 06/15/2018 (A)	3,205	3,253
EarthLink Holdings
7.375%, 06/01/2020	1,950	1,994
Entegris
6.000%, 04/01/2022 (A)	2,730	2,839
Epicor Software
8.625%, 05/01/2019	3,070	3,224
Equinix
5.750%, 01/01/2025	2,721	2,857
5.375%, 01/01/2022	1,113	1,160
4.875%, 04/01/2020	2,785	2,896
First Data
12.625%, 01/15/2021	1,647	1,968
11.750%, 08/15/2021	3,643	4,244
11.250%, 01/15/2021	1,087	1,242
8.875%, 08/15/2020 (A)	1,200	1,287
8.250%, 01/15/2021 (A)	1,345	1,443
7.375%, 06/15/2019 (A)	770	809
6.750%, 11/01/2020 (A)	4,572	4,903
First Data PIK
8.750%, 01/15/2022 (A)	8,067	8,712
IMS Health
6.000%, 11/01/2020 (A)	890	930

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Infor Software Parent LLC
7.125%, 05/01/2021 (A)	$3,780	$3,804
Infor US
9.375%, 04/01/2019	4,480	4,810
j2 Global
8.000%, 08/01/2020	1,690	1,825
Magnachip Semiconductor
6.625%, 07/15/2021	1,170	910
Micron Technology
5.875%, 02/15/2022	2,469	2,608
5.500%, 02/01/2025 (A)	6,610	6,775
5.250%, 08/01/2023 (A)	345	353
NCR
6.375%, 12/15/2023	720	761
5.000%, 07/15/2022	1,900	1,914
NeuStar
4.500%, 01/15/2023	2,365	2,081
NXP (A)
5.750%, 02/15/2021	3,250	3,445
5.750%, 03/15/2023	455	487
Open Text
5.625%, 01/15/2023 (A)	800	824
Project Homestake Merger
8.875%, 03/01/2023 (A)	285	285
Sensata Technologies
4.875%, 10/15/2023 (A)	1,000	1,043
Sungard Availability Services Capital
8.750%, 04/01/2022 (A)	940	670
SunGard Data Systems
7.625%, 11/15/2020	295	315
7.375%, 11/15/2018	375	390
6.625%, 11/01/2019	615	640
VeriSign
4.625%, 05/01/2023	1,000	1,000
Viasystems
7.875%, 05/01/2019 (A)	760	802
WEX
4.750%, 02/01/2023 (A)	1,475	1,471
Zebra Technologies
7.250%, 10/15/2022 (A)	8,594	9,282

		130,207

Materials — 4.6%
AK Steel
7.625%, 05/15/2020	1,175	1,066
7.625%, 10/01/2021	775	678
ArcelorMittal
6.000%, 03/01/2021	420	458
Ashland
4.750%, 08/15/2022	1,745	1,785
Ball
5.000%, 03/15/2022	3,050	3,187
Cliffs Natural Resources
5.950%, 01/15/2018	610	546
Consolidated Energy Finance
6.750%, 10/15/2019 (A)	1,772	1,754
Constellium (A)
8.000%, 01/15/2023	445	462
5.750%, 05/15/2024	250	237
Cornerstone Chemical
9.375%, 03/15/2018 (A)	8,257	8,381
Eldorado
6.125%, 12/15/2020 (A)	1,350	1,328

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

First Quantum Minerals (A)
7.250%, 05/15/2022	$605	$559
7.000%, 02/15/2021	819	760
6.750%, 02/15/2020	444	413
Flash Dutch
7.375%, 05/01/2021 (A)	385	417
FMG Resources (A)
8.250%, 11/01/2019	2,485	2,348
6.875%, 02/01/2018	227	227
6.875%, 04/01/2022	934	781
Graphic Packaging International
4.750%, 04/15/2021	1,346	1,400
Hecla Mining
6.875%, 05/01/2021	2,305	2,075
Hexion US Finance
9.000%, 11/15/2020	395	249
8.875%, 02/01/2018	905	762
6.625%, 04/15/2020	4,973	4,749
Huntsman International LLC
8.625%, 03/15/2021	670	721
4.875%, 11/15/2020	1,420	1,461
IAMGOLD
6.750%, 10/01/2020 (A)	5,045	4,389
Ineos Finance (A)
8.375%, 02/15/2019	1,320	1,408
7.500%, 05/01/2020	3,435	3,645
Ineos Group Holdings (A)
6.125%, 08/15/2018	695	705
5.875%, 02/15/2019	250	253
Kaiser Aluminum
8.250%, 06/01/2020	1,665	1,804
KGHM International
7.750%, 06/15/2019 (A)	1,900	1,962
Kissner Milling
7.250%, 06/01/2019 (A)	950	969
LSB Industries
7.750%, 08/01/2019	2,055	2,142
Lundin Mining
7.875%, 11/02/2022 (A)	1,615	1,672
Mirabela Nickel
8.750%, 04/15/2018 (A) (B)	1,780	376
Momentive Performance Escrow
8.875%, 10/15/2020 (B)	145	—
Momentive Performance Materials
3.880%, 10/24/2021	145	129
New Gold (A)
7.000%, 04/15/2020	800	828
6.250%, 11/15/2022	2,303	2,280
Nexeo Solutions LLC
8.375%, 03/01/2018	874	815
Noranda Aluminum Acquisition
11.000%, 06/01/2019	385	377
NOVA Chemicals
5.000%, 05/01/2025 (A)	7,190	7,594
Novelis
8.375%, 12/15/2017	2,000	2,090
PolyOne
7.375%, 09/15/2020	625	663
PSPC Escrow
6.500%, 02/01/2022 (A)	5,185	5,464
Rain CII Carbon LLC (A)
8.250%, 01/15/2021	6,940	6,706
8.000%, 12/01/2018	315	304

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rayonier AM Products
5.500%, 06/01/2024 (A)	$1,640	$1,406
Reichhold
0.310%, 10/06/2034	875	831
0.309%, 10/06/2034	385	366
Reichhold Industries PIK
9.000%, 05/08/2017 (A)(B)	1,793	717
Rentech Nitrogen Partners
6.500%, 04/15/2021 (A)	490	485
Rockwood Specialties Group
4.625%, 10/15/2020	580	603
Ryerson
11.250%, 10/15/2018	271	285
9.000%, 10/15/2017	955	976
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (A)	400	432
Scotts Miracle-Gro
6.625%, 12/15/2020	400	424
Sealed Air (A)
8.375%, 09/15/2021	2,680	3,032
4.875%, 12/01/2022	431	444
Signode Industrial Group Lux
6.375%, 05/01/2022 (A)	4,615	4,546
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,460
Steel Dynamics
5.500%, 10/01/2024 (A)	955	991
TPC Group
8.750%, 12/15/2020 (A)	4,980	4,569
Walter Energy
9.875%, 12/15/2020	4,200	546
8.500%, 04/15/2021	2,060	263
WR Grace (A)
5.625%, 10/01/2024	725	779
5.125%, 10/01/2021	2,873	2,974

		109,508

Sovereign — 0.1%
Seminole Tribe
6.535%, 10/01/2020 (A)	1,280	1,408

Telecommunication Services — 11.2%
Affinion Group
7.875%, 12/15/2018	2,560	1,722
Alcatel-Lucent USA (A)
8.875%, 01/01/2020	2,765	3,055
6.750%, 11/15/2020	185	198
Altice (A)
7.750%, 05/15/2022	7,123	7,354
7.625%, 02/15/2025	1,385	1,430
Altice Financing (A)
6.625%, 02/15/2023	5,143	5,355
6.500%, 01/15/2022	930	963
Avaya (A)
10.500%, 03/01/2021	1,631	1,423
9.000%, 04/01/2019	1,560	1,611
7.000%, 04/01/2019	1,225	1,237
CenturyLink
6.750%, 12/01/2023	5,130	5,794
5.800%, 03/15/2022	2,190	2,327
5.625%, 04/01/2020	2,655	2,841

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cequel Communications Holdings I LLC (A)
6.375%, 09/15/2020	$4,500	$4,770
5.125%, 12/15/2021	510	509
Cincinnati Bell
8.750%, 03/15/2018	1,657	1,694
Cogeco Cable
4.875%, 05/01/2020 (A)	1,050	1,071
Cogent Communications Finance
5.625%, 04/15/2021 (A)	2,580	2,548
Cogent Communications Group (A)
8.375%, 02/15/2018	605	632
5.375%, 03/01/2022	2,767	2,781
CommScope (A)
5.500%, 06/15/2024	2,610	2,643
5.000%, 06/15/2021	1,085	1,099
CommScope Holding PIK
6.625%, 06/01/2020 (A)	1,940	1,959
Digicel
6.750%, 03/01/2023 (A)	1,410	1,429
Digicel Group (A)
8.250%, 09/01/2017	2,729	2,797
8.250%, 09/30/2020	5,511	5,574
7.125%, 04/01/2022	1,890	1,800
Expo Event Transco
9.000%, 06/15/2021 (A)	1,100	1,130
Frontier Communications
7.125%, 01/15/2023	65	68
6.875%, 01/15/2025	380	381
6.250%, 09/15/2021	200	205
GCI
8.625%, 11/15/2019	1,110	1,161
6.750%, 06/01/2021	924	937
Gray Television
7.500%, 10/01/2020	4,215	4,384
Hughes Satellite Systems
7.625%, 06/15/2021	3,484	3,867
Intelsat Jackson Holdings
7.500%, 04/01/2021	790	828
7.250%, 10/15/2020	4,150	4,316
6.625%, 12/15/2022	625	609
5.500%, 08/01/2023	5,878	5,562
Intelsat Luxembourg
8.125%, 06/01/2023	3,995	3,715
7.750%, 06/01/2021	5,290	4,900
Level 3 Communications
8.875%, 06/01/2019	700	741
5.750%, 12/01/2022	2,210	2,271
Level 3 Financing
8.625%, 07/15/2020	2,711	2,955
8.125%, 07/01/2019	460	487
7.000%, 06/01/2020	970	1,043
6.125%, 01/15/2021	1,180	1,249
5.625%, 02/01/2023 (A)	465	479
5.375%, 08/15/2022	1,330	1,376
Lynx I
5.375%, 04/15/2021 (A)	4,545	4,806
Lynx II
6.375%, 04/15/2023 (A)	2,090	2,257
McGraw-Hill Global Education Holdings LLC
9.750%, 04/01/2021	565	636

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MDC Partners
6.750%, 04/01/2020 (A)	$6,970	$7,336
Midcontinent Communications & Midcontinent Finance
6.250%, 08/01/2021 (A)	440	447
NII Capital
7.625%, 04/01/2021 (B)	174	61
NII International Telecom SCA
7.875%, 08/15/2019 (A) (B)	2,875	2,753
Numericable Group (A)
6.250%, 05/15/2024	1,554	1,595
6.000%, 05/15/2022	6,710	6,827
Outfront Media Capital LLC
5.875%, 03/15/2025	4,465	4,733
5.250%, 02/15/2022	605	634
PAETEC Holding
9.875%, 12/01/2018	880	928
Qualitytech
5.875%, 08/01/2022 (A)	3,330	3,430
Quebecor Media
5.750%, 01/15/2023	1,145	1,197
Qwest Capital Funding
7.750%, 02/15/2031	730	758
RCN Telecom Services LLC
8.500%, 08/15/2020 (A)	1,175	1,246
Sable International Finance
8.750%, 02/01/2020 (A)	80	86
SBA Communications
4.875%, 07/15/2022 (A)	3,000	3,000
SBA Telecommunications
5.750%, 07/15/2020	634	667
Sitel LLC
11.000%, 08/01/2017 (A)	2,055	2,132
SoftBank
4.500%, 04/15/2020 (A)	2,196	2,233
Sprint
7.875%, 09/15/2023	15,195	15,689
7.625%, 02/15/2025	4,323	4,366
7.250%, 09/15/2021	2,820	2,875
7.125%, 06/15/2024	5,090	5,065
Sprint Capital
8.750%, 03/15/2032	4,175	4,410
6.900%, 05/01/2019	3,000	3,105
6.875%, 11/15/2028	7,486	7,037
Sprint Nextel
9.000%, 11/15/2018 (A)	1,430	1,662
Telecom Italia
5.303%, 05/30/2024 (A)	1,125	1,188
T-Mobile USA
6.731%, 04/28/2022	1,995	2,125
6.633%, 04/28/2021	895	952
6.542%, 04/28/2020	665	707
6.375%, 03/01/2025	7,095	7,414
6.250%, 04/01/2021	710	743
6.000%, 03/01/2023	565	589
U.S. Cellular
6.700%, 12/15/2033	460	443
Unitymedia Hessen GmbH & KG
5.500%, 01/15/2023 (A)	4,885	5,154
Unitymedia KabelBW GmbH
6.125%, 01/15/2025 (A)	1,800	1,910

12	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Univision Communications (A)
8.500%, 05/15/2021	$2,450	$2,631
7.875%, 11/01/2020	2,750	2,953
5.125%, 05/15/2023	930	963
UPCB Finance III
6.625%, 07/01/2020 (A)	1,535	1,606
UPCB Finance V
7.250%, 11/15/2021 (A)	2,235	2,447
UPCB Finance VI
6.875%, 01/15/2022 (A)	1,452	1,574
Videotron
5.375%, 06/15/2024 (A)	420	442
5.000%, 07/15/2022	2,205	2,293
Virgin Media Finance
5.750%, 01/15/2025 (A)	1,444	1,532
Virgin Media Secured Finance
5.250%, 01/15/2021	2,100	2,260
Wave Holdco LLC PIK
8.250%, 07/15/2019 (A)	759	778
Wind Acquisition Finance (A)
7.375%, 04/23/2021	2,555	2,664
6.500%, 04/30/2020	1,302	1,380
4.750%, 07/15/2020	4,140	4,181
Windstream
7.750%, 10/01/2021	3,805	3,843
7.500%, 06/01/2022	860	847
7.500%, 04/01/2023	1,275	1,253
Zayo Group LLC
10.125%, 07/01/2020	903	1,020
8.125%, 01/01/2020	2,543	2,696
6.000%, 04/01/2023 (A)	5,296	5,402
Ziggo Bond Finance BV
5.875%, 01/15/2025 (A)	920	963

		266,204

Utilities — 1.9%
Abengoa Yield
7.000%, 11/15/2019 (A)	1,605	1,669
AES
8.000%, 06/01/2020	380	436
7.375%, 07/01/2021	295	330
5.500%, 03/15/2024	500	507
4.875%, 05/15/2023	1,570	1,539
3.234%, 06/01/2019 (C)	395	389
AES Gener
8.375%, 12/18/2073 (A) (C)	705	768
AmeriGas Finance LLC
7.000%, 05/20/2022	5,393	5,770
Calpine
5.500%, 02/01/2024	810	819
5.375%, 01/15/2023	1,330	1,350
DPL
6.750%, 10/01/2019 (A)	1,340	1,400
Dynegy
5.875%, 06/01/2023	3,365	3,315
Dynegy Finance I (A)
7.625%, 11/01/2024	3,430	3,640
7.375%, 11/01/2022	2,880	3,049
6.750%, 11/01/2019	510	534
Enel
8.750%, 09/24/2073 (A) (C)	1,469	1,795
Ferrellgas
6.750%, 01/15/2022	97	98

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GenOn Americas Generation LLC
9.125%, 05/01/2031	$800	$740
8.500%, 10/01/2021	4,725	4,394
GenOn Energy
9.875%, 10/15/2020	1,320	1,340
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (A)	2,800	2,884
NRG Energy
8.250%, 09/01/2020	340	363
7.875%, 05/15/2021	1,430	1,554
6.250%, 07/15/2022	465	485
6.250%, 05/01/2024	1,045	1,066
NSG Holdings LLC
7.750%, 12/15/2025 (A)	2,015	2,172
RJS Power Holdings LLC
5.125%, 07/15/2019 (A)	2,000	1,970

		44,376

Total Corporate Obligations (Cost $1,840,717) ($ Thousands)		1,841,619

LOAN PARTICIPATIONS — 8.5%
Academy Sports, Initial Term Loan
4.500%, 08/03/2018	597	596
Acadia Healthcare, 1st Lien
4.250%, 02/11/2022	1,000	1,003
Accellent, Cov-Lite, 2nd Lien
7.500%, 03/11/2022	510	483
Accellent, Term Loan, 1st Lien
4.500%, 03/12/2021	1,419	1,401
Affinion Group Holdings, Term Loan
6.750%, 10/09/2016	1,980	1,880
Air Medical Group Holdings, 1st Lien
7.625%, 05/31/2018	3,010	3,002
Albertson’s, Term Loan
5.375%, 05/21/2019	1,431	1,439
Albertson’s, Term Loan B4, 1st Lien
4.500%, 08/25/2021	3,310	3,338
Alinta Ltd., Unfunded Term Loan
1.000%, 08/13/2018 (E)	124	—
Alinta, Cov-Lite, 1st Lien
6.375%, 08/13/2019	2,521	2,517
Alinta, Delayed Term Loan
6.375%, 08/13/2018	43	43
Alliance Laundry Systems LLC, Term Loan B
4.250%, 12/10/2018	1,141	1,135
American Energy, Term Loan
5.250%, 08/04/2020	700	594
American Rock Salt, Term Loan
8.500%, 03/20/2020	2,000	1,972
ANVS Merger, Term Loan, 1st Lien
9.250%, 08/18/2021	1,300	1,287
5.500%, 02/18/2021	594	591
AP NMT Acquisition, Term Loan
6.750%, 08/11/2021	2,051	2,033
Applied Systems, Term Loan, 2nd Lien
7.500%, 01/24/2022	1,625	1,610

13	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Arctic Glacier, Cov-Lite, 1st Lien
5.000%, 05/10/2019	$466	$461
Aricent, Term Loan, 2nd Lien
9.500%, 04/14/2022	2,100	2,097
Arizona Chemical, Cov-Lite, 2nd Lien
7.500%, 06/10/2022	389	380
Ashland, Cov-Lite, 1st Lien
4.250%, 07/31/2021	350	346
Asurion, LLC, Term Loan
5.000%, 05/24/2019	961	963
Asurion, LLC, Term Loan, 2nd Lien
8.500%, 03/03/2021	4,040	4,065
Atkore, Cov-Lite, 2nd Lien
7.750%, 10/09/2021	550	517
Avaya, Term Loan B-3
4.668%, 10/26/2017	1,366	1,327
Azure Midstream, Term Loan B, 1st Lien
6.500%, 11/15/2018	271	250
BJ’s Wholesale Club, 2nd Lien
8.500%, 03/26/2020	1,335	1,323
Bway Intermediate, 1st Lien
5.500%, 08/14/2020	697	699
Caesars Growth Properties Holdings, LLC, 1st Lien
6.250%, 05/08/2021	2	2
Carestream Health, Cov-Lite, 2nd Lien
9.500%, 12/05/2019	2,500	2,481
CD&R Millennium, Term Loan
8.250%, 07/31/2022	2,340	2,265
Cengage Learning Acquisitions, Term Loan, 1st Lien
7.000%, 03/31/2020	2,944	2,943
Ceridian, Cov-Lite, Term Loan
4.500%, 09/15/2020	1,063	1,050
Ceva Group, PLC, Term Loan, 1st Lien
6.500%, 03/19/2021	497	459
Ceva Intercompany, Term Loan, 1st Lien
6.500%, 03/19/2021	213	196
Ceva Logistics Canada, Term Loan, 1st Lien
6.500%, 03/19/2021	37	34
Charter Communication Operating, Term Loan
4.250%, 09/12/2021	1,800	1,813
Chief Exploration, Term Loan
7.500%, 05/16/2021	710	649
CityCenter Holdings, LLC, Cov-Lite, Term Loan B, 1st Lien
4.250%, 10/16/2020	1,164	1,165
CKX, Term Loan B
9.000%, 06/21/2017	476	333
Clear Channel Communications, Extended Term Loan, 1st Lien
6.900%, 01/22/2019	8,183	7,827
Crestwood Holdings, 1st Lien
7.000%, 06/19/2019	1,400	1,308
CTI Foods, 2nd Lien
8.250%, 06/14/2019	950	936

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DAE Aviation Holdings, 1st Lien
5.000%, 11/02/2018	$2,548	$2,561
DAE Aviation Holdings, Term Loan, 1st Lien
7.750%, 08/05/2019	1,000	985
Dex Media West, Term Loan
8.000%, 12/30/2016	1,660	1,419
Diamond Foods, 1st Lien
4.250%, 08/20/2018	926	924
Dollar Tree, Cov-Lite, 1st Lien
0.000%, 02/06/2022 (D)	2,000	2,015
Empire Generating, Term Loan
5.250%, 03/12/2021	1,852	1,843
Endurance International, 1st Lien
5.000%, 11/09/2019	1,678	1,682
Energy & Exploration Partners, Term Loan B, 1st Lien
7.750%, 01/22/2019	2,917	2,461
Essential Power, Term Loan
4.750%, 08/08/2019	2,822	2,826
Evergreen Skillsoft, Term Loan
5.750%, 04/23/2021	5	5
5.750%, 04/28/2021	471	466
Evergreen Skillsoft, Term Loan, 1st Lien
5.750%, 04/28/2021	1,025	1,013
Expert Global, Term Loan
8.500%, 04/02/2018	935	934
Fender Musical Instruments, 1st Lien
5.750%, 04/03/2019	171	170
First Advantage, 2nd Lien
10.500%, 02/13/2019	700	695
First Advantage, Cov-Lite, Term Loan
6.250%, 02/13/2019	490	486
First Advantage, Term Loan B
6.250%, 02/28/2019	1	1
Flint Group, Cov-Lite, 2nd Lien
8.250%, 05/02/2022	1,620	1,527
Foxwoods, 1st Lien
0.000%, 07/01/2018 (D)	174	139
Freescale Semiconductor, Term Loan
4.250%, 02/13/2020	6	6
GCA Services Group, Cov-Lite, 2nd Lien
9.250%, 11/01/2020	640	634
Global Aviation Holdings, Term Loan (B)
10.000%, 07/13/2017	1,937	—
3.000%, 02/13/2018	633	—
Green Energy Partners, 1st Lien
6.500%, 11/12/2021	990	996
Greenway Medical Technologies, Term Loan, 1st Lien
6.000%, 11/04/2020	990	985
Grifols Worldwide Operations, Term Loan B, 2nd Lien
3.172%, 02/27/2021	1,469	1,465
Gymboree, Cov-Lite, 1st Lien
5.000%, 02/23/2018	375	267

14	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hearthside Food Solutions, LLC, Delayed Term Loan, 1st Lien
4.500%, 06/02/2021	$477	$478
Hilton Hotels, Cov-Lite, Term Loan B, 1st Lien
3.500%, 10/26/2020	197	197
Hilton Worldwide Finance, Term Loan
3.500%, 10/26/2020	650	650
Hilton Worldwide, Term Loan B, 1st Lien
3.500%, 10/26/2020	9	9
Hostess Brands, Term Loan
6.750%, 03/12/2020	1,418	1,442
6.750%, 04/09/2020	124	126
HUB International, Ltd., Term Loan B, 1st Lien
4.250%, 10/02/2020	1,975	1,950
Hyland Software, Term Loan B, 1st Lien
4.750%, 02/19/2021	834	834
Ikaria, 2nd Lien
8.750%, 02/14/2022	390	387
IMG Worldwide, Cov-Lite, 1st Lien
5.250%, 05/06/2021	50	50
IMG Worldwide, Term Loan, 1st Lien
5.250%, 05/06/2021	548	547
Infor, Term Loan B, 1st Lien
3.750%, 06/03/2020	1,311	1,298
Integra Telecom, 2nd Lien
9.750%, 02/19/2020	760	753
Integra Telecom, Term Loan B
5.250%, 02/22/2019	1,484	1,473
Interactive Data, Cov-Lite, Term Loan, 1st Lien
4.750%, 05/02/2021	1,050	1,052
Interline Brands, Term Loan
4.000%, 03/17/2021	640	633
Internet Brands, Cov-Lite, 2nd Lien
8.500%, 07/08/2022	2,347	2,271
ION Trading Technologies, Term Loan, 2nd Lien
7.250%, 06/10/2022	4,332	4,223
J. Crew Group, 1st Lien
4.000%, 03/05/2021	678	638
J. Crew Group, Term Loan B
4.000%, 03/05/2021	467	439
KCA Deutag Drilling, Ltd., Term Loan B, 1st Lien
6.250%, 05/15/2020	1,015	768
Lions Gate Entertainment, 2nd Lien
5.000%, 07/19/2020	2,450	2,456
MacDermid, Cov-Lite, Term Loan B2
0.000%, 06/07/2020 (D)	140	141
Marina District Finance, 1st Lien
6.500%, 08/15/2018	1,312	1,318
Mashantucket Pequot Tribe, Term Loan, 1st Lien
9.375%, 06/30/2020	5,440	4,556

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mauser-Werke GMBG, Cov-Lite, 1st Lien
4.500%, 07/31/2021	$658	$648
Medical Card, Term Loan
12.000%, 09/17/2015	1,628	1,546
0.151%, 09/17/2015	56	54
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)	325	—
Misys, 1st Lien
5.000%, 12/12/2018	987	988
Misys, 2nd Lien
12.000%, 12/06/2019	1,550	1,683
MMI, Term Loan
9.000%, 01/31/2020	3,162	2,877
Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
5.500%, 11/19/2019	1,426	1,406
Moxie Liberty, 1st Lien
7.500%, 08/21/2020	785	793
Moxie Patriot, LLC, Term Loan B-1, 1st Lien
6.750%, 12/19/2020	775	783
Nana Development, 1st Lien
8.000%, 03/13/2018	325	312
Navistar International, Term Loan
5.750%, 08/17/2017	625	628
Nelson Education, Term Loan B-1
6.750%, 07/03/2014 (B)	1,369	1,097
New Albertsons, Term Loan
4.750%, 06/27/2021	808	807
Obsidian Natural Gas Trust, Term Loan
7.000%, 11/02/2015	385	381
Ocean, Cov-Lite, Term Loan B1, 1st Lien
6.000%, 03/31/2021	2,524	1,968
Offshore Group Investment, Term Loan
5.000%, 10/25/2017	800	570
One Call Medical, Term Loan, 1st Lien
5.000%, 11/27/2020	3,440	3,432
Ortho-Clinical Diagnostics, Term Loan B
4.750%, 06/30/2021	325	321
Ortho-Clinical Diagnostics, Term Loan B, 1st Lien
4.750%, 06/30/2021	610	603
Otter Products, Term Loan
5.750%, 06/03/2020	3	3
Oxea, Cov-Lite, 2nd Lien
8.250%, 07/15/2020	1,250	1,177
Panda Temple Power, 1st Lien
7.250%, 04/03/2019	350	343
Panolam Industries International, Term Loan
7.500%, 08/23/2017	763	752
Peak, Cov-Lite, 2nd Lien
8.250%, 06/17/2022	2,335	2,232

15	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Performance Food Group, Cov-Lite, 2nd Lien
6.250%, 11/14/2019	$493	$493
PetSmart, Cov-Lite, Term Loan B
0.000%, 02/18/2022 (D)	990	997
Pierre Food, Term Loan, 2nd Lien
9.500%, 10/10/2017	3,378	3,344
Polymer Group, Term Loan B, 1st Lien
5.250%, 12/19/2019	688	689
Rite Aid Corp Bridge Loan
0.000%, 02/10/2016 (D)	1,655	1,655
Rite Aid Corp Bridge Loan (Unfunded)
0.000%, 02/10/2016 (D)	1,459	—
Rite Aid Corp Bridge Loan, 1st Lien (Unfunded)
0.000%, (D) (E)	3,250	—
Rite Aid, 2nd Lien
5.750%, 08/21/2020	785	792
4.875%, 06/11/2021	1,250	1,254
Riverbed Technology, Cov-Lite, 1st Lien
0.000%, 02/25/2022 (D)	470	474
Road Infrastructure Investment, LLC, Term Loan, 2nd Lien
7.750%, 09/30/2021	300	267
Salix Pharmaceuticals, Ltd., Term Loan, 1st Lien
4.250%, 01/02/2020	4,071	4,069
Sears Holdings, Term Loan, 1st Lien
5.500%, 06/30/2018	2,414	2,375
SIG Combibloc, Cov-Lite, 1st Lien
0.000%, 02/03/2022 (D)	340	342
Sirva Worldwide, Term Loan
7.500%, 03/22/2019	384	380
7.500%, 03/27/2019	1,286	1,273
Skillsoft, Cov-Lite, Term Loan, 2nd Lien
9.250%, 04/28/2022	2,632	2,447
Solenis, Cov-Lite, 2nd Lien
7.750%, 07/31/2022	560	543
SS&C Technologies Bridge Loan
0.000%, 02/02/2016 (D)	1,655	1,655
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	2,000	1,978
Steinway Musical Instruments, Term Loan, 1st Lien
4.750%, 09/19/2019	981	976
SUPERVALU, Cov-Lite, 1st Lien
4.500%, 03/21/2019	781	782
TASC Incremental 2nd Lien Term Loan
0.000%, 05/23/2021 (D)	1,700	1,783
Templar Energy, Cov-Lite, 2nd Lien
8.500%, 11/25/2020	3,555	2,728

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Texas Competitive, Extended Term Loan
4.662%, 10/10/2017 (B)	$4,203	$2,683
Texas Competitive, Non-extended Term Loan (B)
4.662%, 10/10/2014	86	55
4.662%, 04/25/2015	10,741	6,794
The Hillman Companies, Term Loan B, 1st Lien
4.500%, 06/30/2021	313	313
The Neiman Marcus Group, Term Loan, 1st Lien
4.250%, 10/25/2020	2,955	2,929
Toys R Us, Term Loan
9.750%, 04/09/2020	2,507	2,330
Trans Union, LLC, Term Loan, 1st Lien
4.000%, 04/09/2021	3,496	3,480
Travelport, Term Loan
6.000%, 09/02/2021	4,266	4,298
True Religion Apparel, Term Loan, 1st Lien
5.875%, 07/30/2019	783	708
TSAM, LLC, 1st Lien
8.750%, 09/12/2019	844	837
Varsity Brands, Cov-Lite, 1st Lien
6.000%, 12/10/2021	1,066	1,074
0.000%, 12/10/2021 (D)	14	14
Vat Holdings, Term Loan, 1st Lien
4.750%, 02/11/2021	1,141	1,129
Vertafore, Term Loan
9.750%, 10/27/2017	780	783
Walter Investment Management, Term Loan, 1st Lien
4.750%, 12/18/2020	1,596	1,470
Wilton Brands, 1st Lien
7.500%, 08/07/2019	1,423	1,356
Ziggo, Term Loan B1, 1st Lien
0.000%, 01/15/2022 (D)	323	(3)
Ziggo, Term Loan B2, 1st Lien
3.250%, 01/15/2022	15	15

Total Loan Participations (Cost $212,708) ($ Thousands)		202,972

COLLATERALIZED DEBT OBLIGATIONS — 6.7%

Other Asset-Backed Securities — 6.7%
B&M CLO Ltd., Ser 2014-1A, Cl C
4.004%, 04/16/2026 (A) (C)	2,142	1,959
B&M CLO Ltd., Ser 2014-1A, Cl E
6.004%, 04/16/2026 (A) (C)	2,520	2,089
B&M CLO Ltd., Ser 2014-1A, Cl D
5.004%, 04/16/2026 (A) (C)	3,529	3,003
Battalion CLO III Ltd., Ser 2012-3A, Cl SUB
0.000%, 01/18/2025 (A)	2,697	2,297
Battalion CLO Ltd., Ser 2013-4A
0.000% ‡‡	1,560	1,076

16	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Battalion CLO V Ltd., Ser 2014-5A, Cl SUB
0.000%, 04/17/2026 (A)	$3,445	$2,515
Battalion CLO VII Ltd., Ser 2014-7A, Cl D
5.500%, 10/17/2026 (A) (C)	2,323	2,141
Battalion CLO VII Ltd., Ser 2014-7A
0.000% ‡‡	4,118	3,497
Battalion CLO VIII Warehouse Note
0.000% ‡‡	5,636	5,858
Battalion CLO VIII, Ser 2015-8A, Cl D
5.711%, 04/18/2027 (A) (C)	1,268	1,154
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 04/18/2027 (A)	4,720	4,720
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 01/20/2026 (A)	2,636	2,030
Benefit Street Partners CLO IV
0.000% ‡‡	2,462	2,068
Benefit Street Partners CLO V
0.000% ‡‡	5,411	4,883
Benefit Street Partners CLO VI
0.000% ‡‡	5,372	5,372
CVP Cascade CLO Ltd., Ser 2014-2A, Cl E
6.057%, 07/18/2026 (A) (C)	2,531	2,124
CVP Cascade CLO Ltd., Ser 2014-2A, Cl D
5.057%, 07/18/2026 (A) (C)	1,752	1,490
Fifth Street Senior Loan Fund II
0.000% ‡‡	6,315	6,315
Figueroa CLO, Ser 2013-1, Cl SUB
0.000%, 3/21/2024	7,644	5,952
Figueroa CLO, Ser 2013-2
0.000% ‡‡	3,070	2,819
Fortress Credit Opportunities III CLO LP, Ser 2014-3A, Cl E
6.504%, 04/28/2026 (A) (C)	3,518	3,294
Great Lakes CLO Ltd., Ser 2012-1A, Cl SUB
0.000%, 01/15/2023 (A)	2,877	2,071
Great Lakes CLO Ltd., Ser 2012-1A, Cl E
5.753%, 01/15/2023 (A) (C)	3,292	2,996
Great Lakes CLO Ltd., Ser 2014-1A, Cl F
6.253%, 04/15/2025 (A) (C)	2,520	2,092
Great Lakes CLO Ltd., Ser 2014-1A
0.000% ‡‡	7,057	5,646
Hildene CLO Ltd., Ser 2014-2A, Cl C
3.157%, 07/19/2026 (A) (C)	2,013	1,954
Hildene CLO Ltd., Ser 2014-2A, Cl D
3.957%, 07/19/2026 (A) (C)	2,013	1,903
Hildene CLO Ltd., Ser 2014-2A, Cl E
5.357%, 07/19/2026 (A) (C)	2,013	1,768

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JFIN Revolver CLO Ltd., Ser 2013-1A, Cl B
2.257%, 01/20/2021 (A) (C)	$2,010	$1,990
JFIN Revolver CLO Ltd., Ser 2014-2A, Cl C
3.011%, 02/20/2022 (A) (C)	2,049	1,967
KVK CLO, Ser 2012-2A, Cl SUB
0.000%, 02/10/2025 (A)	2,956	1,892
Lockwood Grove CLO Ltd., Ser 2014-1A, Cl SUB
0.000%, 01/25/2024 (A)	3,461	3,340
Lockwood Grove CLO Ltd., Ser 2014-1A, Cl E
6.793%, 01/25/2024 (A) (C)	2,809	2,781
MidOcean Credit CLO III, Ser 2014-3A, Cl F
6.256%, 07/21/2026 (A) (C)	2,032	1,744
Nelder Grove CLO Ltd., Ser 2014-1A, Cl D1
4.770%, 08/28/2026 (A) (C)	2,049	2,013
Nelder Grove CLO Ltd., Ser 2014-1A, Cl E
7.000%, 08/28/2026 (A) (C)	3,074	2,997
Neuberger Berman CLO XIII, Ser 2012-13A, Cl SUB
0.000%, 01/23/2024 (A)	542	298
Neuberger Berman CLO VXI, Ser 2014-16A, Cl SUB
0.000%, 04/15/2026 (A)	2,625	1,680
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SFN
0.000%, 04/15/2026 (A)	175	140
NewStar Arlington Senior Loan Program LLC, Ser 2014-1A, Cl E
6.356%, 07/25/2025 (A) (C)	2,026	1,874
NXT Capital CLO LLC, Ser 2012-1A, Cl E
7.753%, 07/20/2022 (A) (C)	3,047	3,032
OCP CLO, Ser 2012-2A, Cl SUB
0.000%, 11/22/2023 (A)	2,940	2,146
Peaks CLO Ltd., Ser 2014-1A, Cl D
4.753%, 06/15/2026 (A) (C)	1,015	935
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.505%, 08/01/2024 (A) (C)	22,690	22,095
Shackleton CLO Ltd., Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (A)	7,965	5,576
Trinitas CLO Ltd., Ser 2014-1A, Cl SUB
0.000%, 04/15/2026 (A)	3,530	3,142
Trinitas CLO Ltd., Ser 2014-2A, Cl D
4.053%, 07/15/2026 (A) (C)	1,245	1,158
Venture CDO, Ser 2012-11A, Cl SUB
0.000%, 11/14/2022 (A)	7,097	4,826
Venture X CLO, Ser 2012-10A, Cl SUB
0.000%, 07/20/2022 (A)	7,029	4,709

17	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

Description	Face Amount/Shares ($ Thousands)	Market Value ($ Thousands)

Venture X CLO, Ser 2013-12A, Cl SUB
0.000%, 02/28/2024 (A)	$3,067	$2,423
Venture XIV CLO
0.000% ‡‡ (A)	113	93
Venture XIV CLO, Ser 2013-14A, Cl SUB
0.000%, 08/28/2025 (A)	1,842	1,510

		159,447

Total Collateralized Debt Obligations (Cost $151,506) ($ Thousands)		159,447

PREFERRED STOCK — 0.9%
Ally Financial,
7.000% (A)	10,365	10,392
Aspen Insurance Holdings,
5.950% (C)	92,000	2,372
Ceva Holdings,
0.000% * (H)	1,214	850
Dana Holdings,
4.000% *(A)	5,754	1,049
GMAC Capital Trust I,
8.125% (C)	28,000	729
RBS Capital Funding Trust V,
5.900%	38,602	957
Regions Financial,
6.375%	130,200	3,268
Royal Bank of Scotland Group,
6.400%	23,083	578
SLM,
1.933% (C)	15,524	1,005

Total Preferred Stock (Cost $17,602) ($ Thousands)		21,200

MUNICIPAL BONDS — 0.5%
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035	5,343	4,448
5.000%, 07/01/2041	470	310
New Jersey State, Tobacco Settlement, Ser 1A, RB Callable 06/01/2017 @ 100
4.750%, 06/01/2034	3,265	2,511
Texas State, Public Finance Authority, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024	4,855	4,862
Tobacco Settlement, Ser 1A, RB Callable 06/01/2017 @ 100
5.000%, 06/01/2041	1,430	1,107

Total Municipal Bonds (Cost $13,205) ($ Thousands)		13,238

ASSET-BACKED SECURITIES — 0.4%

Other Asset-Backed Securities — 0.4%
Airplanes, Pass-Through Trust, Ser 2001-1A, Cl A9
0.723%, 03/15/2019 (C)	1,588	663
Fifth Street Senior Loan Fund I LLC, Ser 2015-1A, Cl E
7.456%, 01/20/2027 (A) (C)	5,110	4,344

Description	Face Amount/Shares ($ Thousands)	Market Value ($ Thousands)

NewStar Clarendon Fund CLO LLC, Ser 2015-1A, Cl E
6.293%, 01/25/2027 (A) (C)	$4,470	$4,013

Total Asset-Backed Securities (Cost $9,615) ($ Thousands)		9,020

CONVERTIBLE BONDS — 0.3%
Liberty Media CV to 16.7764
3.750%, 02/15/2030	8,086	5,115
Liberty Media CV to 22.9469
4.000%, 11/15/2029	2,107	1,372
Mirabela Nickel
9.500%, 06/24/2019 (A)	941	941
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	1,950	—

Total Convertible Bonds (Cost $7,353) ($ Thousands)		7,428

COMMON STOCK — 0.2%
Cengage Learning Holdings II * (H)	2,860	62
Ceva Holdings * (H)	561	392
Dana Holdings	70,421	1,539
Global Aviation Holdings, Cl A *	101,199	—
HMH Holdings Delaware * (H)	73,792	1,459
MModal *	43,639	518
Quad, Cl A	1,006	24

Total Common Stock (Cost $2,848) ($ Thousands)		3,994

	Number Of Warrants
WARRANTS — 0.0%
B&G Foods, Expires 03/15/2017 *	2,025	—
CUI Acquisition * ‡‡	3	215
Medical Card Systems * ‡‡	20,372	—
MModal, Expires 07/31/2017 *	36,526	1

Total Warrants (Cost $282) ($ Thousands)		216

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% **	113,441,158	113,441

Total Cash Equivalent (Cost $113,441) ($ Thousands)		113,441

Total Investments — 99.8% (Cost $2,369,277) ($ Thousands) ††		$2,372,575

18	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

A list of the open OTC swap agreements held by the Fund at February 28, 2015, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY.22 Index	Buy	5.00%	12/20/2019	$17,741	$(369)

For the period ended February 28, 2015, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,377,017 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2015.

‡	Real Estate Investment Trust.

‡‡	Expiration date is unavailable.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2015.

(D)	Unsettled bank loan. Interest rate may not be available.

(E)	Unfunded bank loan. Interest rate may not be available.

(F)	Security considered restricted. The total value of such securities as of February 28, 2015 was $1 ($ Thousands) and represents 0.00% of Net Assets.

(G)	Security considered illiquid. The total value of such securities as of February 28, 2015 was $1 ($ Thousands) and represents 0.00% of Net Assets.

(H)	Securities fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2015 was $2,765 ($ Thousands) and represents 0.12% of Net Assets.

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $2,369,277 ($ Thousands), and the unrealized appreciation and depreciation were $74,612 ($ Thousands) and $(71,314) ($ Thousands), respectively.

AID — Agency for International Development

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,841,543	$76	$1,841,619
Loan Participations	—	192,254	10,718	202,972
Collateralized Debt Obligations	—	—	159,447	159,447
Preferred Stock	17,339	3,861	—	21,200
Municipal Bonds	—	13,238	—	13,238
Asset-Backed Securities	—	666	8,354	9,020
Convertible Bonds	—	6,487	941	7,428
Common Stock	3,540	—	454	3,994
Warrants	—	—	216	216
Cash Equivalent	113,441	—	—	113,441

Total Investments in Securities	$134,320	$2,058,049	$180,206	$2,372,575

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swaps
Credit Default Swap Unrealized Depreciation	$—	$(369)	$—	$(369)

Total Other Financial Instruments	$—	$(369)	$—	$(369)

(1)

Of the $180,206 ($ Thousands) in Level 3 securities as of February 28, 2015, $3,144 ($ Thousands) or 1.7% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

19	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

February 28, 2015

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Collateralized Debt Obligations	Investments in Preferred Stock	Investments in Convertible Bonds	Investments in Common Stock	Investments in Warrants
Beginning balance as June 1, 2014	$589	$20,992	$190,964	$1,426	$—	$1,011	$563
Accrued discounts/premiums	(161)	(30)	(17,729)	—	(2)	—	—
Realized gain/(loss)	(4,087)	123	12,699	—	—	126	(3,337)
Change in unrealized appreciation/(depreciation)	4,153	(394)	(10,004)	—	(12)	(118)	3,338
Purchases	464	—	81,133	—	955	266	—
Sales	(840)	(9,975)	(91,133)	—	—	(678)	(563)
Net transfer into Level 3	61	—	1,874	—	—	62	1
Net transfer out of Level 3	(104)	—	—	(1,426)	—	—	—

Ending balance as of February 28, 2015	$75	$10,716	$167,804	$—	$941	$669	$1

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(3)	$1,386	$(7,137)	$—	$(12)	$(315)	$(14)

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Restricted Securities — As of February 28, 2015, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption thereform. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at February 28, 2015, were as follows:

	Face Amount ($ Thousands)/ Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (escrow security)	2,600	11/30/2010	11/30/2010	$—	$1	0.00%

				$—	$1	0.00%

20	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 66.7%

Consumer Discretionary — 7.0%
21st Century Fox America
8.150%, 10/17/2036	$2,015	$2,984
7.850%, 03/01/2039	3,900	5,841
7.750%, 01/20/2024	125	161
7.625%, 11/30/2028	2,411	3,216
7.430%, 10/01/2026	200	258
6.900%, 08/15/2039	4,250	5,933
6.750%, 01/09/2038	360	475
6.550%, 03/15/2033	2,170	2,860
6.400%, 12/15/2035	875	1,161
6.150%, 02/15/2041	4,015	5,254
5.400%, 10/01/2043	350	428
Amazon.com
4.950%, 12/05/2044	4,210	4,521
AutoZone
3.125%, 07/15/2023	785	783
Bed Bath & Beyond
4.915%, 08/01/2034	1,040	1,117
CBS
4.600%, 01/15/2045	1,110	1,123
Comcast
6.950%, 08/15/2037	3,050	4,379
6.450%, 03/15/2037	4,470	6,089
6.400%, 05/15/2038	7,948	10,861
5.900%, 03/15/2016	100	105
5.700%, 07/01/2019	100	116
5.650%, 06/15/2035	1,385	1,748
4.650%, 07/15/2042	3,055	3,450
4.250%, 01/15/2033	5,045	5,434
4.200%, 08/15/2034	7,706	8,351
Comcast Cable Communications Holdings
9.455%, 11/15/2022	950	1,383
Cox Communications
7.625%, 06/15/2025	300	391
6.950%, 06/01/2038 (A)	3,183	4,044
4.800%, 02/01/2035 (A)	500	525
4.700%, 12/15/2042 (A)	4,400	4,494
Cox Enterprises
7.375%, 07/15/2027 (A)	1,300	1,698
CVS Health
5.300%, 12/05/2043	1,430	1,755
4.000%, 12/05/2023	5,250	5,694
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	7,107	9,707
DIRECTV Holdings
6.000%, 08/15/2040	5,335	6,017
5.150%, 03/15/2042	1,945	1,997
Discovery Communications
4.875%, 04/01/2043	1,070	1,134
Ford Holdings
9.300%, 03/01/2030	2,875	4,392
Ford Motor
7.450%, 07/16/2031	2,908	4,062
7.400%, 11/01/2046	2,345	3,485
4.750%, 01/15/2043	745	820
Home Depot
4.875%, 02/15/2044	1,415	1,687
4.200%, 04/01/2043	1,035	1,117
Johnson Controls
4.950%, 07/02/2064	1,850	1,954
4.625%, 07/02/2044	1,085	1,172
3.625%, 07/02/2024	1,095	1,134

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lowe’s
6.875%, 02/15/2028	$100	$133
5.125%, 11/15/2041	4,910	5,899
Macy’s Retail Holdings
4.500%, 12/15/2034	1,755	1,843
McDonald’s MTN
4.875%, 07/15/2040	1,090	1,243
3.700%, 02/15/2042	570	555
NBCUniversal Media LLC
6.400%, 04/30/2040	1,006	1,382
5.950%, 04/01/2041	2,075	2,727
Newell Rubbermaid
4.000%, 12/01/2024	1,785	1,868
Target
6.650%, 08/01/2028	460	585
4.000%, 07/01/2042	1,605	1,679
3.500%, 07/01/2024	1,195	1,274
TCI Communications
7.875%, 02/15/2026	3,250	4,591
Thomson Reuters
4.500%, 05/23/2043	295	299
4.300%, 11/23/2023	1,075	1,154
Tiffany
4.900%, 10/01/2044 (A)	805	833
Time Warner
7.700%, 05/01/2032	4,392	6,293
7.625%, 04/15/2031	10,735	15,120
6.500%, 11/15/2036	195	254
6.250%, 03/29/2041	3,400	4,390
6.100%, 07/15/2040	1,220	1,542
5.350%, 12/15/2043	2,735	3,202
Time Warner Cable
7.300%, 07/01/2038	1,020	1,329
6.750%, 06/15/2039	2,265	2,804
6.550%, 05/01/2037	1,000	1,206
5.875%, 11/15/2040	995	1,133
5.500%, 09/01/2041	2,935	3,223
4.500%, 09/15/2042	1,640	1,638
Viacom
5.850%, 09/01/2043	4,715	5,356
5.250%, 04/01/2044	810	861
4.850%, 12/15/2034	2,475	2,548
4.375%, 03/15/2043	6,628	6,208
Walgreens Boots Alliance
4.800%, 11/18/2044	2,450	2,658
3.800%, 11/18/2024	8,250	8,588
Wal-Mart Stores
7.550%, 02/15/2030	860	1,282
6.500%, 08/15/2037	2,650	3,730
6.200%, 04/15/2038	2,650	3,613
5.625%, 04/01/2040	5,940	7,673
5.625%, 04/15/2041	3,200	4,166
5.250%, 09/01/2035	50	62
5.000%, 10/25/2040	2,840	3,422
4.750%, 10/02/2043	7,735	9,074
4.300%, 04/22/2044	7,950	8,866
4.000%, 04/11/2043	960	1,016
Walt Disney MTN
4.125%, 12/01/2041	475	516
4.125%, 06/01/2044	3,985	4,363

		277,511

Consumer Staples — 3.0%
Ahold Finance USA
6.875%, 05/01/2029	635	819
Altria Group
5.375%, 01/31/2044	5,070	5,978

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anheuser-Busch InBev Finance
4.625%, 02/01/2044	$1,625	$1,758
4.000%, 01/17/2043	3,030	2,991
Anheuser-Busch InBev Worldwide
6.375%, 01/15/2040	2,075	2,710
3.750%, 07/15/2042	3,990	3,813
2.500%, 07/15/2022	2,775	2,731
Autopistas Metropolitanas de Puerto Rico
6.750%, 06/30/2035 (A)	900	732
Bestfoods
7.250%, 12/15/2026	170	236
Bowdoin College
4.693%, 07/01/2112	11,296	12,106
Coca-Cola Femsa
3.875%, 11/26/2023	3,310	3,555
ConAgra Foods
6.625%, 08/15/2039	1,415	1,773
4.650%, 01/25/2043	439	441
3.200%, 01/25/2023	1,067	1,052
Diageo Capital
3.875%, 04/29/2043	2,090	2,078
2.625%, 04/29/2023	2,940	2,913
Diageo Investment
4.250%, 05/11/2042	430	452
2.875%, 05/11/2022	1,400	1,419
General Mills
5.400%, 06/15/2040	815	950
Heineken
2.750%, 04/01/2023 (A)	4,195	4,132
Kraft Foods Group
6.875%, 01/26/2039	865	1,094
5.000%, 06/04/2042	5,980	6,468
Massachusetts Institute of Technology
5.600%, 07/01/2111	860	1,181
4.678%, 07/01/2114	4,365	5,044
Mondelez International
6.500%, 02/09/2040	3,641	5,049
4.000%, 02/01/2024	3,775	4,087
Northwestern University
4.643%, 12/01/2044	2,125	2,550
Pepsi Bottling Group
7.000%, 03/01/2029	425	591
PepsiCo
4.000%, 03/05/2042	3,595	3,620
3.600%, 08/13/2042	2,980	2,833
Pernod Ricard
5.500%, 01/15/2042 (A)	880	1,063
4.450%, 01/15/2022 (A)	350	380
Philip Morris International
6.375%, 05/16/2038	420	564
4.500%, 03/20/2042	5,295	5,732
4.250%, 11/10/2044	2,730	2,883
4.125%, 03/04/2043	3,655	3,802
3.875%, 08/21/2042	2,995	2,983
SABMiller Holdings
4.950%, 01/15/2042 (A)	1,860	2,052
Sysco
4.500%, 10/02/2044	3,345	3,572
4.350%, 10/02/2034	1,695	1,781
Tufts University
5.017%, 04/15/2112	3,386	3,809
Unilever Capital
5.900%, 11/15/2032	1,135	1,571

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

University of Southern California
5.250%, 10/01/2111	$2,055	$2,744

		118,092

Energy — 10.5%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	2,265	2,574
Anadarko Finance
7.500%, 05/01/2031	1,900	2,566
Anadarko Holding
7.150%, 05/15/2028	3,480	4,607
Anadarko Petroleum
6.450%, 09/15/2036	590	753
4.777%, 10/10/2036 (B)	18,000	7,096
4.500%, 07/15/2044	6,575	6,760
Apache
5.250%, 02/01/2042	310	339
4.750%, 04/15/2043	6,415	6,721
4.250%, 01/15/2044	6,575	6,406
BG Energy Capital
5.125%, 10/15/2041 (A)	4,600	5,121
BP Capital Markets
3.814%, 02/10/2024	3,300	3,456
3.535%, 11/04/2024	6,935	7,105
Burlington Resources Finance
7.200%, 08/15/2031	25	35
Canadian Natural Resources
6.250%, 03/15/2038	3,700	4,367
5.850%, 02/01/2035	150	166
3.900%, 02/01/2025	2,000	2,029
Cenovus Energy
6.750%, 11/15/2039	2,255	2,721
5.200%, 09/15/2043	1,030	1,030
3.800%, 09/15/2023	250	249
CNOOC Finance 2013
3.000%, 05/09/2023	2,025	1,976
Conoco Funding
7.250%, 10/15/2031	755	1,058
6.950%, 04/15/2029	2,050	2,821
ConocoPhillips
6.500%, 02/01/2039	5,720	7,796
5.900%, 05/15/2038	4,388	5,603
4.300%, 11/15/2044	7,380	7,874
4.150%, 11/15/2034	3,000	3,164
Continental Resources
4.900%, 06/01/2044	3,270	3,009
3.800%, 06/01/2024	5,780	5,388
Devon Energy
7.950%, 04/15/2032	285	404
5.600%, 07/15/2041	2,160	2,568
4.750%, 05/15/2042	4,760	5,139
Ecopetrol
5.875%, 05/28/2045	5,835	5,601
El Paso Natural Gas
8.375%, 06/15/2032	545	700
7.500%, 11/15/2026	3,115	3,875
Encana
6.500%, 02/01/2038	3,350	3,841
Energy Transfer Partners
8.250%, 11/15/2029	1,825	2,528
6.500%, 02/01/2042	3,000	3,587
5.950%, 10/01/2043	7,000	8,034
5.150%, 02/01/2043	1,000	1,043
Eni
5.700%, 10/01/2040 (A)	3,430	3,916

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

EnLink Midstream Partners
5.600%, 04/01/2044	$2,750	$3,103
5.050%, 04/01/2045	500	525
Ensco
5.750%, 10/01/2044	4,750	4,945
Enterprise Products Operating LLC
6.650%, 10/15/2034	2,770	3,658
6.125%, 10/15/2039	445	560
5.700%, 02/15/2042	6,222	7,675
5.100%, 02/15/2045	2,775	3,175
4.950%, 10/15/2054	1,130	1,246
4.850%, 03/15/2044	3,455	3,834
4.450%, 02/15/2043	3,355	3,503
3.750%, 02/15/2025	3,100	3,220
Hess
5.600%, 02/15/2041	1,960	2,173
Kinder Morgan
5.550%, 06/01/2045	4,575	4,911
5.300%, 12/01/2034	5,191	5,502
5.050%, 02/15/2046	2,532	2,560
Kinder Morgan Energy Partners
6.375%, 03/01/2041	7,475	8,581
5.500%, 03/01/2044	5,195	5,544
5.000%, 08/15/2042	1,400	1,405
3.950%, 09/01/2022	2,560	2,621
LASMO
7.300%, 11/15/2027	4,625	6,184
Marathon Oil
6.600%, 10/01/2037	3,820	4,657
Marathon Petroleum
6.500%, 03/01/2041	4,198	5,152
Motiva Enterprises
6.850%, 01/15/2040 (A)	3,515	4,412
Nexen Energy ULC
7.500%, 07/30/2039	1,830	2,601
7.400%, 05/01/2028	2,390	3,277
6.400%, 05/15/2037	785	1,000
5.875%, 03/10/2035	3,000	3,498
Noble Energy
5.250%, 11/15/2043	4,882	5,263
5.050%, 11/15/2044	4,870	5,195
4.150%, 12/15/2021	770	823
Panhandle Eastern Pipeline
8.125%, 06/01/2019	725	880
Petro-Canada
7.875%, 06/15/2026	45	62
6.800%, 05/15/2038	1,510	2,018
5.950%, 05/15/2035	760	917
Petroleos Mexicanos
6.500%, 06/02/2041	4,980	5,614
6.375%, 01/23/2045	15,120	16,900
5.625%, 01/23/2046	2,370	2,430
5.500%, 06/27/2044 (A)	5,600	5,684
4.250%, 01/15/2025 (A)	2,260	2,276
Phillips 66
5.875%, 05/01/2042	1,860	2,262
4.875%, 11/15/2044	11,170	12,079
4.650%, 11/15/2034	3,952	4,251
Plains All American Pipeline
3.850%, 10/15/2023	4,397	4,595
Pride International
7.875%, 08/15/2040	6,059	7,441
Ruby Pipeline
6.000%, 04/01/2022 (A)	2,500	2,682

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Shell International Finance
6.375%, 12/15/2038	$4,118	$5,766
4.550%, 08/12/2043	7,590	8,663
3.400%, 08/12/2023	2,225	2,367
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,469
Spectra Energy Capital
6.750%, 02/15/2032	1,510	1,802
3.300%, 03/15/2023	5,350	5,017
Statoil
6.800%, 01/15/2028	400	536
6.500%, 12/01/2028 (A)	1,220	1,604
4.800%, 11/08/2043	550	647
3.950%, 05/15/2043	3,655	3,760
3.250%, 11/10/2024	955	987
2.450%, 01/17/2023	2,375	2,343
Suncor Energy
6.500%, 06/15/2038	1,465	1,898
3.600%, 12/01/2024	1,085	1,118
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	1,375	1,492
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,705	3,452
7.000%, 10/15/2028	8,117	9,982
Texas Eastern Transmission
7.000%, 07/15/2032	2,110	2,859
TransCanada PipeLines
7.625%, 01/15/2039	1,053	1,530
7.250%, 08/15/2038	1,670	2,316
6.100%, 06/01/2040	1,395	1,708
4.625%, 03/01/2034	9,533	10,283
Transcontinental Gas PipeLine
7.250%, 12/01/2026	1,660	2,114
5.400%, 08/15/2041	1,795	1,908
4.450%, 08/01/2042	1,310	1,226
Valero Energy
10.500%, 03/15/2039	3,740	6,182
Williams
5.750%, 06/24/2044	4,820	4,592
Williams Partners
4.500%, 11/15/2023	650	681
4.300%, 03/04/2024	3,000	3,095

		416,317

Financials — 16.4%
ACE INA Holdings
6.700%, 05/15/2036	2,677	3,789
Aflac
6.900%, 12/17/2039	2,900	4,027
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	4,417	6,192
Alexandria Real Estate Equities‡
3.900%, 06/15/2023	3,050	3,132
American International Group
4.500%, 07/16/2044	815	872
3.875%, 01/15/2035	3,961	3,989
ARC Properties Operating Partnership‡
4.600%, 02/06/2024	4,150	4,063
Assurant
6.750%, 02/15/2034	4,334	5,473

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America
8.950%, 05/18/2017 (C)	$1,340	$1,405
8.680%, 05/02/2017 (C)	1,305	1,360
7.800%, 09/15/2016	65	71
6.110%, 01/29/2037	4,460	5,441
6.000%, 10/15/2036	4,705	6,019
5.875%, 02/07/2042	2,000	2,561
5.750%, 12/01/2017	5,750	6,360
5.625%, 07/01/2020	675	777
5.000%, 01/21/2044	4,223	4,864
4.875%, 04/01/2044	1,770	2,029
4.100%, 07/24/2023	5,630	6,051
4.000%, 01/22/2025	11,525	11,655
3.300%, 01/11/2023	2,090	2,122
Berkshire Hathaway
4.500%, 02/11/2043	7,658	8,678
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,445
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	4,482	5,671
5.000%, 06/15/2044 (A)	3,115	3,406
Boston Properties ‡
3.800%, 02/01/2024	770	803
Brixmor Operating Partnership
3.850%, 02/01/2025	1,740	1,761
Camden Property Trust ‡
4.625%, 06/15/2021	1,325	1,444
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	9,020	10,347
CBL & Associates‡
5.250%, 12/01/2023	2,650	2,850
4.600%, 10/15/2024	750	765
CDP Financial
5.600%, 11/25/2039 (A)	6,055	7,934
Chase Capital VI
0.880%, 08/01/2028 (C)	2,435	2,070
Chubb
6.500%, 05/15/2038	4,240	5,983
Cincinnati Financial
6.920%, 05/15/2028	5,284	6,758
Citigroup
8.500%, 05/22/2019	75	93
8.125%, 07/15/2039	2,989	4,650
6.875%, 02/15/2098	2,752	3,809
6.625%, 06/15/2032	905	1,140
6.125%, 11/21/2017	100	112
6.125%, 08/25/2036	5,530	6,675
6.000%, 08/15/2017	50	55
5.875%, 01/30/2042	220	283
5.500%, 09/13/2025	1,000	1,132
5.300%, 01/07/2016	2,000	2,076
5.300%, 05/06/2044	1,370	1,528
4.587%, 12/15/2015	39	40
2.650%, 03/02/2015	150	150
0.812%, 08/25/2036 (C)	850	667
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.800%, 09/30/2110 (A)	5,033	5,950
Devon OEI Operating
7.500%, 09/15/2027	1,160	1,608
Discover Bank
8.700%, 11/18/2019	1,014	1,246
Discover Financial Services
3.850%, 11/21/2022	3,261	3,355

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Farmers Exchange Capital
7.200%, 07/15/2048 (A)	$1,000	$1,329
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (C)	11,440	12,975
FMR
5.150%, 02/01/2043 (A)	2,750	3,158
General Electric Capital MTN
7.500%, 08/21/2035	385	576
6.875%, 01/10/2039	11,194	16,248
6.750%, 03/15/2032	7,220	10,008
5.875%, 01/14/2038	20,870	27,112
0.737%, 08/15/2036 (C)	1,250	1,085
Goldman Sachs Group
6.750%, 10/01/2037	12,000	15,523
6.250%, 02/01/2041	4,588	5,996
6.125%, 02/15/2033	8,930	11,319
5.950%, 01/15/2027	2,101	2,478
4.800%, 07/08/2044	5,905	6,547
4.000%, 03/03/2024	7,635	8,078
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	5,845	6,354
Hartford Financial Services Group
6.100%, 10/01/2041	185	239
5.950%, 10/15/2036	915	1,145
HBOS MTN
6.750%, 05/21/2018 (A)	4,050	4,534
HCP ‡
4.250%, 11/15/2023	8,829	9,348
4.200%, 03/01/2024	2,571	2,695
3.875%, 08/15/2024	1,460	1,495
Health Care ‡
6.500%, 03/15/2041	931	1,216
5.125%, 03/15/2043	7,279	8,150
Healthcare Realty Trust ‡
5.750%, 01/15/2021	525	591
Highmark
6.125%, 05/15/2041 (A)	3,705	3,953
HSBC Bank USA
7.000%, 01/15/2039	2,310	3,320
5.625%, 08/15/2035	1,930	2,384
HSBC Holdings
7.625%, 05/17/2032	840	1,144
6.800%, 06/01/2038	335	447
6.500%, 09/15/2037	4,200	5,418
5.250%, 03/14/2044	6,305	7,192
International Lease Finance
7.125%, 09/01/2018 (A)	425	483
JPMorgan Chase
6.400%, 05/15/2038	400	533
6.300%, 04/23/2019	1,775	2,062
5.600%, 07/15/2041	7,260	8,980
5.500%, 10/15/2040	225	272
5.400%, 01/06/2042	120	144
4.850%, 02/01/2044	1,765	2,021
3.875%, 09/10/2024	5,885	6,004
3.250%, 09/23/2022	2,780	2,840
0.571%, 06/13/2016 (C)	2,000	1,995
JPMorgan Chase Capital XIII
1.207%, 09/30/2034 (C)	3,900	3,237
JPMorgan Chase Capital XXIII
1.257%, 05/15/2047 (C)	1,907	1,497
KKR Group Finance II
5.500%, 02/01/2043 (A)	9,932	11,219
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	3,781	4,006

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Liberty Mutual Group
6.500%, 03/15/2035 (A)	$265	$332
6.500%, 05/01/2042 (A)	9,309	11,758
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	7,090	8,326
Marsh & McLennan
3.500%, 06/03/2024	2,230	2,299
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	1,820	2,935
MetLife
6.400%, 12/15/2036	7,836	9,168
5.875%, 02/06/2041	1,240	1,616
4.875%, 11/13/2043	7,990	9,270
4.721%, 12/15/2044	1,265	1,444
4.125%, 08/13/2042	355	367
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	435	464
3.000%, 01/10/2023 (A)	1,845	1,873
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	3,520	4,742
Moody’s
5.250%, 07/15/2044	5,005	5,731
Morgan Stanley MTN
6.375%, 07/24/2042	3,904	5,209
6.250%, 08/09/2026	4,610	5,711
5.625%, 09/23/2019	5,775	6,556
4.300%, 01/27/2045	6,690	6,811
3.875%, 04/29/2024	3,795	3,990
3.700%, 10/23/2024	5,390	5,564
National Capital Trust II
5.486%, 12/29/2049 (A) (C)	500	501
Nationwide Health Properties MTN
6.590%, 07/07/2038 ‡	1,310	1,723
Nationwide Mutual Insurance
8.250%, 12/01/2031 (A)	1,000	1,438
7.875%, 04/01/2033 (A)	4,016	5,610
4.950%, 04/22/2044 (A)	6,440	6,872
New York Life Insurance
6.750%, 11/15/2039 (A)	5,515	7,905
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	3,840	5,085
Piedmont Operating Partnership ‡
4.450%, 03/15/2024	1,740	1,792
Principal Financial Group
4.625%, 09/15/2042	2,500	2,692
4.350%, 05/15/2043	565	581
Prudential Financial MTN
6.625%, 12/01/2037	708	943
5.800%, 11/16/2041	2,740	3,370
5.700%, 12/14/2036	7,039	8,470
Prudential Insurance of America
8.300%, 07/01/2025 (A)	4,500	6,144
Realty Income ‡
4.650%, 08/01/2023	11,285	12,298
Royal Bank of Scotland Group
7.648%, 08/31/2049 (C)	1,900	2,375
Security Benefit Life
7.450%, 10/01/2033 (A)	3,805	4,833
Simon Property Group ‡
6.750%, 02/01/2040	3,206	4,513
4.750%, 03/15/2042	2,065	2,347

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SL Green Realty ‡
7.750%, 03/15/2020	$1,775	$2,126
5.000%, 08/15/2018	1,000	1,074
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	5,820	8,127
4.900%, 09/15/2044 (A)	6,420	7,369
TIAA Asset Management Finance LLC
4.125%, 11/01/2024 (A)	2,245	2,371
Travelers
5.350%, 11/01/2040	1,935	2,428
Ventas Realty ‡
5.700%, 09/30/2043	5,465	6,651
4.750%, 06/01/2021	2,500	2,734
4.375%, 02/01/2045	4,940	4,978
WEA Finance LLC
4.750%, 09/17/2044 (A)	3,400	3,719
3.750%, 09/17/2024 (A)	3,382	3,487
Wells Fargo
5.606%, 01/15/2044	1,690	2,062
5.375%, 11/02/2043	745	882
4.650%, 11/04/2044	5,405	5,779
3.300%, 09/09/2024	2,000	2,054
Wells Fargo Bank
6.600%, 01/15/2038	2,400	3,424
6.000%, 11/15/2017	300	336
5.950%, 08/26/2036	1,000	1,284
5.850%, 02/01/2037	5,620	7,275
XL Capital
6.375%, 11/15/2024	3,390	4,084
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (C)	1,939	2,037

		652,025

Health Care — 5.9%
AbbVie
4.400%, 11/06/2042	12,480	13,121
Actavis Funding SCS
4.850%, 06/15/2044	695	717
3.850%, 06/15/2024	3,160	3,227
Aetna
4.750%, 03/15/2044	6,850	7,862
Amgen
6.400%, 02/01/2039	3,400	4,425
5.750%, 03/15/2040	500	607
5.375%, 05/15/2043	1,640	1,959
5.150%, 11/15/2041	3,700	4,250
4.950%, 10/01/2041	825	924
Anthem
4.850%, 08/15/2054	2,515	2,762
4.650%, 01/15/2043	2,080	2,266
4.650%, 08/15/2044	250	276
3.500%, 08/15/2024	5,400	5,580
AstraZeneca
6.450%, 09/15/2037	3,522	4,848
4.000%, 09/18/2042	1,825	1,891
Bayer US Finance LLC
3.375%, 10/08/2024 (A)	1,670	1,740
Becton Dickinson and
4.685%, 12/15/2044	1,630	1,786
Bristol-Myers Squibb
6.125%, 05/01/2038	3,580	4,759
Cardinal Health
4.500%, 11/15/2044	1,830	1,932

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CareFusion
4.875%, 05/15/2044	$400	$438
3.875%, 05/15/2024	1,750	1,820
Catholic Health Initiatives
4.350%, 11/01/2042	7,535	7,443
Celgene
5.700%, 10/15/2040	4,184	5,127
4.625%, 05/15/2044	3,600	3,931
Cleveland Clinic Foundation
4.858%, 01/01/2114	3,588	3,805
Eli Lilly
4.650%, 06/15/2044	2,290	2,627
Gilead Sciences
4.800%, 04/01/2044	5,680	6,504
4.500%, 02/01/2045	2,855	3,159
GlaxoSmithKline Capital
6.375%, 05/15/2038	3,405	4,627
Hartford HealthCare
5.746%, 04/01/2044	6,630	7,714
Humana
4.950%, 10/01/2044	4,285	4,701
Johnson & Johnson
4.500%, 12/05/2043	700	829
4.375%, 12/05/2033	3,710	4,282
McKesson
4.883%, 03/15/2044	1,675	1,913
3.796%, 03/15/2024	4,425	4,688
Mead Johnson Nutrition
5.900%, 11/01/2039	990	1,237
4.600%, 06/01/2044	825	874
Medtronic
4.625%, 03/15/2045 (A)	8,460	9,591
4.375%, 03/15/2035 (A)	5,985	6,519
3.625%, 03/15/2024	1,725	1,829
2.750%, 04/01/2023	3,280	3,276
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,845	2,127
Merck
4.150%, 05/18/2043	5,260	5,607
3.700%, 02/10/2045	1,695	1,686
3.600%, 09/15/2042	3,230	3,165
Merck Sharp & Dohme MTN
5.760%, 05/03/2037	2,236	2,927
Mylan
4.200%, 11/29/2023	1,875	1,982
North Shore-Long Island Jewish Health Care
6.150%, 11/01/2043	2,920	3,692
4.800%, 11/01/2042	4,615	4,756
Novartis Capital
4.400%, 05/06/2044	8,880	10,159
NYU Hospitals Center
5.750%, 07/01/2043	950	1,143
4.428%, 07/01/2042	4,230	4,263
Perrigo
4.000%, 11/15/2023	1,535	1,608
Perrigo Finance
4.900%, 12/15/2044	800	859
3.900%, 12/15/2024	7,035	7,295
Pfizer
7.200%, 03/15/2039	590	873
4.400%, 05/15/2044	2,270	2,480
Providence Health & Services Obligated Group
4.379%, 10/01/2023	705	776

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

St. Barnabas
4.000%, 07/01/2028	$4,375	$4,419
Stryker
4.375%, 05/15/2044	2,000	2,112
4.100%, 04/01/2043	1,425	1,449
3.375%, 05/15/2024	2,145	2,201
Thermo Fisher Scientific
3.150%, 01/15/2023	3,020	3,060
Trinity Health
4.125%, 12/01/2045	4,609	4,607
UnitedHealth Group
6.875%, 02/15/2038	2,010	2,896
6.625%, 11/15/2037	555	776
Wyeth
6.000%, 02/15/2036	2,985	3,836
5.950%, 04/01/2037	936	1,209

		233,829

Industrials — 5.2%
ABB Treasury Center USA
4.000%, 06/15/2021 (A)	1,685	1,831
Airbus Group Finance
2.700%, 04/17/2023 (A)	2,500	2,491
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	4	4
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	1,694	1,843
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/2026	2,762	2,866
BAE Systems
5.800%, 10/11/2041 (A)	4,995	6,177
BAE Systems Holdings
4.750%, 10/07/2044 (A)	5,106	5,581
Boeing
6.875%, 03/15/2039	621	924
6.625%, 02/15/2038	840	1,210
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	5,600	7,370
6.150%, 05/01/2037	1,280	1,712
5.750%, 05/01/2040	720	910
5.150%, 09/01/2043	2,415	2,840
4.900%, 04/01/2044	8,640	9,898
4.550%, 09/01/2044	1,150	1,250
4.400%, 03/15/2042	4,430	4,697
4.375%, 09/01/2042	1,850	1,964
3.750%, 04/01/2024	1,950	2,082
Caterpillar
4.750%, 05/15/2064	5,345	5,895
3.803%, 08/15/2042	7,353	7,384
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	4,878	5,391
Continental Airlines, Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	4,664	5,095
CSX
4.750%, 05/30/2042	4,425	4,968
4.100%, 03/15/2044	1,000	1,029
Deere
3.900%, 06/09/2042	2,860	2,977

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Delta Air Lines, Pass-Through Trust, Ser 2011-1, Cl A
5.300%, 04/15/2019	$6	$7
Federal Express
7.600%, 07/01/2097	2,095	3,118
FedEx
5.100%, 01/15/2044	275	317
4.000%, 01/15/2024	1,495	1,622
3.900%, 02/01/2035	700	707
3.875%, 08/01/2042	4,367	4,257
General Dynamics
3.600%, 11/15/2042	3,070	3,007
General Electric
4.125%, 10/09/2042	7,245	7,718
Ingersoll-Rand Luxembourg Finance
4.650%, 11/01/2044	620	659
John Deere Capital MTN
3.350%, 06/12/2024	1,600	1,685
L-3 Communications
3.950%, 05/28/2024	3,645	3,718
Lockheed Martin
4.070%, 12/15/2042	4,768	4,964
3.600%, 03/01/2035	5,610	5,611
Norfolk Southern
6.000%, 03/15/2105	3,703	4,753
6.000%, 05/23/2111	8,129	10,575
4.800%, 08/15/2043	2,200	2,522
3.850%, 01/15/2024	3,115	3,341
2.903%, 02/15/2023	710	713
Northrop Grumman
4.750%, 06/01/2043	11,545	12,859
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	228	272
Parker-Hannifin MTN
4.450%, 11/21/2044	1,645	1,836
Precision Castparts
2.500%, 01/15/2023	1,790	1,762
Republic Services
3.550%, 06/01/2022	2,025	2,106
Sydney Airport Finance
5.125%, 02/22/2021 (A)	1,700	1,909
3.900%, 03/22/2023 (A)	4,500	4,679
Union Pacific
4.850%, 06/15/2044	5,355	6,357
United Airlines, Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	2,970	3,148
United Airlines, Pass-Through Trust, Ser 2014-2, Cl A
3.750%, 09/03/2026	3,340	3,474
United Technologies
5.700%, 04/15/2040	6,379	8,191
4.500%, 06/01/2042	4,985	5,530
US Airways, Pass-Through Trust, Ser 2011-1A, Cl A
7.125%, 10/22/2023	1,630	1,944
Waste Management
4.600%, 03/01/2021	2,662	2,953

		204,703

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 2.0%
Apple
4.450%, 05/06/2044	$1,150	$1,278
3.450%, 05/06/2024	1,700	1,811
3.450%, 02/09/2045	2,580	2,438
CDK Global
4.500%, 10/15/2024 (A)	5,215	5,363
Cisco Systems
5.900%, 02/15/2039	3,920	5,084
Corning
5.750%, 08/15/2040	555	672
eBay
4.000%, 07/15/2042	625	539
Intel
4.800%, 10/01/2041	3,645	4,076
4.000%, 12/15/2032	850	879
International Business Machines
3.625%, 02/12/2024	895	945
Juniper Networks
5.950%, 03/15/2041	4,430	4,568
Microsoft
4.875%, 12/15/2043	3,822	4,487
4.000%, 02/12/2055	8,986	8,954
3.750%, 02/12/2045	1,895	1,889
3.500%, 02/12/2035	3,355	3,322
3.500%, 11/15/2042	1,765	1,674
Oracle
6.500%, 04/15/2038	6,460	8,859
4.500%, 07/08/2044	2,675	3,007
4.300%, 07/08/2034	7,670	8,347
3.625%, 07/15/2023	2,320	2,495
Seagate HDD Cayman
5.750%, 12/01/2034 (A)	2,435	2,669
4.750%, 01/01/2025 (A)	7,830	8,289

		81,645

Materials — 2.1%
Air Products & Chemicals
3.350%, 07/31/2024	2,170	2,270
Barrick North America Finance
5.700%, 05/30/2041	505	513
Barrick North America Finance LLC
5.750%, 05/01/2043	8,720	9,240
BHP Billiton Finance USA
5.000%, 09/30/2043	3,065	3,597
CF Industries
5.150%, 03/15/2034	2,205	2,469
Dow Chemical
4.625%, 10/01/2044	1,000	1,032
4.375%, 11/15/2042	7,055	7,034
4.250%, 10/01/2034	2,740	2,809
Eastman Chemical
4.650%, 10/15/2044	1,305	1,376
Freeport-McMoRan
5.450%, 03/15/2043	7,877	6,928
5.400%, 11/14/2034	2,115	1,902
Glencore Finance Canada
6.000%, 11/15/2041 (A)	5,594	6,242
Kinross
5.950%, 03/15/2024	2,125	2,126
LYB International Finance
4.875%, 03/15/2044	2,575	2,766
LyondellBasell Industries
4.625%, 02/26/2055	1,000	988
Monsanto
4.200%, 07/15/2034	910	981

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mosaic
5.450%, 11/15/2033	$1,225	$1,429
Nacional del Cobre de Chile
5.625%, 10/18/2043 (A)	4,285	5,019
4.250%, 07/17/2042 (A)	835	813
Newcrest Finance
5.750%, 11/15/2041 (A)	4,504	4,138
Newmont Mining
4.875%, 03/15/2042	2,493	2,332
Praxair
3.550%, 11/07/2042	1,820	1,777
Rio Tinto Finance USA
4.125%, 08/21/2042	120	122
Rohm & Haas
7.850%, 07/15/2029	4,785	6,736
Southern Copper
7.500%, 07/27/2035	2,974	3,353
Teck Resources
6.000%, 08/15/2040	180	165
5.400%, 02/01/2043	2,360	2,111
5.200%, 03/01/2042	1,050	901
Vale Overseas
6.875%, 11/21/2036	845	841

		82,010

Telecommunication Services — 5.4%
Alltel
7.875%, 07/01/2032	1,175	1,709
6.800%, 05/01/2029	570	692
America Movil
6.375%, 03/01/2035	625	803
4.375%, 07/16/2042	4,545	4,634
AT&T
6.500%, 09/01/2037	2,758	3,322
6.300%, 01/15/2038	1,500	1,766
5.550%, 08/15/2041	6,770	7,378
5.350%, 09/01/2040	6,944	7,398
4.800%, 06/15/2044	9,825	9,936
4.350%, 06/15/2045	10,898	10,305
4.300%, 12/15/2042	3,351	3,140
British Telecommunications
9.625%, 12/15/2030	2,070	3,359
CenturyLink
7.650%, 03/15/2042	3,035	3,096
5.800%, 03/15/2022	350	372
Deutsche Telekom International Finance
9.250%, 06/01/2032	865	1,405
8.750%, 06/15/2030	785	1,190
4.875%, 03/06/2042 (A)	2,980	3,351
GTE
6.940%, 04/15/2028	1,360	1,756
Koninklijke
8.375%, 10/01/2030	2,035	2,899
Orange
5.500%, 02/06/2044	1,130	1,352
Rogers Communications
5.450%, 10/01/2043	2,350	2,775
5.000%, 03/15/2044	3,750	4,197
4.100%, 10/01/2023	1,250	1,334
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	6,578	7,498
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	5,515	5,894
Telefonica Emisiones SAU
7.045%, 06/20/2036	2,990	4,082

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Communications
6.550%, 09/15/2043	$26,002	$34,173
6.400%, 09/15/2033	10,354	13,115
6.400%, 02/15/2038	560	707
6.250%, 04/01/2037	760	954
6.000%, 04/01/2041	1,500	1,833
5.050%, 03/15/2034	4,175	4,572
5.012%, 08/21/2054 (A)	14,287	14,956
4.862%, 08/21/2046 (A)	20,765	22,030
4.750%, 11/01/2041	5,235	5,480
4.400%, 11/01/2034	7,515	7,661
3.850%, 11/01/2042	1,610	1,472
Vodafone Group
4.375%, 02/19/2043	10,170	10,084

		212,680

Utilities — 9.2%
AGL Capital
5.875%, 03/15/2041	2,593	3,349
4.400%, 06/01/2043	1,000	1,084
Arizona Public Services
8.000%, 12/30/2015	16	16
Baltimore Gas & Electric
5.200%, 06/15/2033	3,275	3,965
Berkshire Hathaway Energy
6.500%, 09/15/2037	3,860	5,307
6.125%, 04/01/2036	6,910	9,143
5.150%, 11/15/2043	2,250	2,723
Boston Gas
4.487%, 02/15/2042 (A)	2,147	2,403
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.850%, 06/01/2034	1,496	1,574
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	1,900	2,211
CenterPoint Energy Resources
6.250%, 02/01/2037	3,791	4,866
Cleco Power
6.000%, 12/01/2040	1,100	1,356
Commonwealth Edison
3.700%, 03/01/2045	3,149	3,199
Consolidated Edison of New York
6.750%, 04/01/2038	1,725	2,461
6.300%, 08/15/2037	1,440	1,937
4.450%, 03/15/2044	4,340	4,876
Coso Geothermal Power Holdings
7.000%, 07/15/2026 (A)	774	492
Dominion Resources
5.250%, 08/01/2033	8,631	10,135
4.900%, 08/01/2041	2,715	3,086
DTE Energy
3.850%, 12/01/2023	2,215	2,388
3.500%, 06/01/2024	1,375	1,425
Duke Energy
3.750%, 04/15/2024	535	571
3.050%, 08/15/2022	1,420	1,450
Duke Energy Carolinas
6.100%, 06/01/2037	3,090	4,135
5.300%, 02/15/2040	8,120	10,367
4.000%, 09/30/2042	2,450	2,632
Duke Energy Florida
6.400%, 06/15/2038	590	840
6.350%, 09/15/2037	1,160	1,648

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Duke Energy Indiana
6.350%, 08/15/2038	$1,660	$2,363
4.900%, 07/15/2043	2,280	2,763
Duke Energy Progress
4.375%, 03/30/2044	3,320	3,747
Duquesne Light Holdings
6.250%, 08/15/2035	3,125	3,946
5.900%, 12/01/2021 (A)	750	881
El Paso Electric
5.000%, 12/01/2044	1,000	1,064
Electricite de France
6.000%, 01/22/2114 (A)	8,445	10,085
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,506
Entergy Louisiana
4.440%, 01/15/2026	3,210	3,571
Eversource Energy
2.800%, 05/01/2023	2,120	2,090
Exelon
5.625%, 06/15/2035	1,250	1,511
Exelon Generation LLC
6.250%, 10/01/2039	200	246
5.750%, 10/01/2041	4,931	5,603
5.600%, 06/15/2042	5,080	5,849
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	7,260	8,099
Florida Power & Light
5.960%, 04/01/2039	3,115	4,244
5.690%, 03/01/2040	5,000	6,660
5.650%, 02/01/2037	2,500	3,291
5.400%, 09/01/2035	3,200	4,039
Georgia Power
5.950%, 02/01/2039	3,850	5,129
5.400%, 06/01/2040	6,230	7,852
4.300%, 03/15/2042	2,215	2,430
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,291	1,762
4.875%, 11/01/2041 (A)	2,130	2,520
4.500%, 06/01/2044 (A)	2,375	2,754
ITC Holdings
5.300%, 07/01/2043	2,085	2,473
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,682
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	3,872	4,469
Kansas Gas & Electric
4.300%, 07/15/2044 (A)	2,715	3,030
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	3,284
Kentucky Utilities
5.125%, 11/01/2040	2,355	2,972
KeySpan Gas East
5.819%, 04/01/2041 (A)	7,485	9,863
Metropolitan Edison
7.700%, 01/15/2019	350	418
MidAmerican Energy
6.750%, 12/30/2031	870	1,206
5.800%, 10/15/2036	980	1,277
4.800%, 09/15/2043	1,725	2,069
4.400%, 10/15/2044	1,450	1,651
Midamerican Funding
6.927%, 03/01/2029	170	229

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Monongahela Power
5.400%, 12/15/2043 (A)	$945	$1,165
4.100%, 04/15/2024 (A)	7,450	8,135
Narragansett Electric
4.170%, 12/10/2042 (A)	1,990	2,102
NextEra Energy Capital Holdings
6.000%, 03/01/2019	2,470	2,824
Niagara Mohawk Power
4.119%, 11/28/2042 (A)	2,000	2,115
2.721%, 11/28/2022 (A)	700	696
NiSource Finance
5.950%, 06/15/2041	545	699
Northern States Power
6.250%, 06/01/2036	1,813	2,504
5.350%, 11/01/2039	2,695	3,469
3.400%, 08/15/2042	1,185	1,165
NSTAR Electric
4.400%, 03/01/2044	655	738
Oncor Electric Delivery
7.500%, 09/01/2038	600	909
5.300%, 06/01/2042	8,438	10,703
5.250%, 09/30/2040	2,165	2,676
Pacific Gas & Electric
6.350%, 02/15/2038	1,000	1,349
6.250%, 03/01/2039	1,910	2,548
6.050%, 03/01/2034	4,940	6,479
5.800%, 03/01/2037	2,226	2,819
4.600%, 06/15/2043	2,345	2,617
4.500%, 12/15/2041	1,660	1,800
PacifiCorp
6.000%, 01/15/2039	1,310	1,775
5.750%, 04/01/2037	2,972	3,913
Pennsylvania Electric
6.150%, 10/01/2038	6,082	7,387
Potomac Electric Power
3.600%, 03/15/2024	3,000	3,163
PSEG Power LLC
8.625%, 04/15/2031	4,340	6,345
Public Service Electric & Gas MTN
4.000%, 06/01/2044	1,000	1,076
3.650%, 09/01/2042	3,290	3,311
Public Service of Colorado
6.500%, 08/01/2038	725	1,045
6.250%, 09/01/2037	1,880	2,666
4.750%, 08/15/2041	2,400	2,883
4.300%, 03/15/2044	3,045	3,452
San Diego Gas & Electric
4.500%, 08/15/2040	675	783
4.300%, 04/01/2042	1,375	1,560
Sempra Energy
6.000%, 10/15/2039	3,565	4,669
Southaven Combined Cycle Generation
3.846%, 08/15/2033	2,554	2,726
Southern California Edison
6.050%, 03/15/2039	4,355	5,837
4.650%, 10/01/2043	2,250	2,657
4.500%, 09/01/2040	5,340	6,067
Southern California Gas
4.450%, 03/15/2044	2,450	2,851
3.750%, 09/15/2042	1,585	1,652
Southwestern Electric Power
6.200%, 03/15/2040	3,335	4,435
Texas-New Mexico Power
6.950%, 04/01/2043 (A)	1,082	1,643

9	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tucson Electric Power
5.000%, 03/15/2044	$5,025	$5,764
Union Electric
8.450%, 03/15/2039	2,285	3,985
Virginia Electric & Power
4.650%, 08/15/2043	2,250	2,642
4.450%, 02/15/2044	2,500	2,857
3.450%, 02/15/2024	530	563
Xcel Energy
4.800%, 09/15/2041	1	1

		364,487

Total Corporate Obligations (Cost $2,367,943) ($ Thousands)		2,643,299

MUNICIPAL BONDS — 6.6%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	4,385	5,763
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	1,690	2,448
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	3,650	4,721
City of Houston, Combined Utility System Revenue, Ser A, RB Callable 05/15/2019 @ 100
5.250%, 11/15/2033	320	365
City of Houston, Combined Utility System Revenue, Ser B, RB
3.828%, 05/15/2028	2,775	2,993
City of Houston, Ser A, GO
6.290%, 03/01/2032	1,220	1,508
City of New York, Build America Project, GO
5.517%, 10/01/2037	4,455	5,675
City of New York, Build America Project, GO Callable 10/01/2020 @ 100
6.646%, 12/01/2031	2,200	2,623
5.817%, 10/01/2031	2,950	3,389
City of Sacramento, Municipal Utility District, Build America Project, RB
6.156%, 05/15/2036	100	132
City of San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,705	4,829
Commonwealth of Massachusetts, Build America Project, GO
4.910%, 05/01/2029	1,310	1,532
Commonwealth of Massachusetts, Build America Project, RB
5.731%, 06/01/2040	1,160	1,520
Commonwealth of Pennsylvania, Build America Project, Ser B, GO
5.450%, 02/15/2030	4,535	5,422

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dallas, Convention Center Hotel Development, Build America Project, RB
7.088%, 01/01/2042	$600	$788
Dallas, Independent School District, Build America Project, GO, PSF-GTD Callable 02/15/2021 @ 100
6.450%, 02/15/2035	1,655	1,972
District of Columbia Water & Sewer Authority, RB
4.814%, 10/01/2114	2,735	3,280
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	3,150	3,961
Illinois, Finance Authority, RB
4.000%, 06/01/2047	1,260	1,246
Indianapolis, Local Public Improvement Bond Bank, Build America Project, RB
6.116%, 01/15/2040	4,860	6,438
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	1,875	2,395
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,990	2,992
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	2,965	4,154
Los Angeles, Department of Water & Power, Build America Project, RB
6.574%, 07/01/2045	1,225	1,806
6.008%, 07/01/2039	5,000	6,441
Los Angeles, Unified School District, Build America Project, GO
6.758%, 07/01/2034	3,080	4,313
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	2,630	3,353
Michigan State University, Build America Project, Ser B, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	3,300	4,043
Missouri, Joint Municipal Electric Utility Commission, Build America Project, RB
6.890%, 01/01/2042	600	766
Municipal Electric Authority of Georgia, Build America Project, RB
6.637%, 04/01/2057	3,511	4,722
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	92
7.102%, 01/01/2041	2,650	3,883
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	3,260	4,199

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York City, Municipal Water Finance Authority, Build America Project, RB Callable 06/15/2020 @ 100
6.491%, 06/15/2042	$6,630	$7,777
New York City, Municipal Water Finance Authority, RB Callable 12/15/2020 @ 100
5.375%, 06/15/2043	600	706
New York City, Municipal Water Finance Authority, Ser GG, RB Callable 06/15/2021 @ 100
5.000%, 06/15/2043	710	797
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	2,195	2,777
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.767%, 08/01/2036	4,150	5,209
5.508%, 08/01/2037	580	735
New York State, Dormitory Authority, Build America Project, RB
5.500%, 03/15/2030	3,295	3,954
5.289%, 03/15/2033	1,550	1,847
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	4,856	7,180
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	127
Ohio State, Water Development Authority, RB
4.879%, 12/01/2034	3,925	4,568
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	725	846
4.458%, 10/01/2062	6,005	6,564
Regents of the University of California, Medical Center Pooled Revenue, Build America Project, Ser H, RB
6.548%, 05/15/2048	1,600	2,185
San Diego County, Regional Transportation Commission, RB
5.911%, 04/01/2048	2,500	3,503
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	2,785	3,860
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	2,580	3,249
State of California, Build America Project, GO
7.625%, 03/01/2040	4,440	7,022
7.600%, 11/01/2040	580	934
7.550%, 04/01/2039	3,005	4,755
7.500%, 04/01/2034	7,900	11,982
7.350%, 11/01/2039	5,330	8,080
7.300%, 10/01/2039	7,100	10,703

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of Illinois, Build America Project, GO
7.100%, 07/01/2035	$1,890	$2,172
6.630%, 02/01/2035	3,475	3,916
State of Illinois, GO
5.100%, 06/01/2033	8,450	8,528
State of New York, Build America Project, RB
5.770%, 03/15/2039	12,820	15,855
State of Texas, Build America Project, GO
5.517%, 04/01/2039	490	655
Texas, Transportation Commission State Highway Fund, Build America Project, Ser B, RB
5.178%, 04/01/2030	4,125	4,992
Triborough Bridge & Tunnel Authority, Build America Project, RB
5.450%, 11/15/2032	3,300	3,972
University of California, Ser AD, RB
4.858%, 05/15/2112	13,775	14,788
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	1,505	1,918

Total Municipal Bonds (Cost $223,834) ($ Thousands)		259,920

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.4%
FFCB
5.750%, 05/11/2026	6,525	8,462
3.125%, 11/06/2029	3,000	2,919
FHLB
5.625%, 06/11/2021	960	1,169
0.045%, 03/30/2011 (B)	5,515	5,515
FHLMC
6.750%, 03/15/2031	8,410	12,735
6.250%, 07/15/2032	6,735	9,955
3.661%, 12/17/2029 (B)	8,300	5,295
FICO STRIPS, PO, PO
0.000%, 12/27/2018 to 09/26/2019 (B)	16,575	15,342
FNMA
3.500%, 03/07/2033	2,529	2,471
3.000%, 11/26/2032 to 05/23/2033	4,596	4,405
2.625%, 09/06/2024	13,595	13,980
Residual Funding STRIPS
3.481%, 04/15/2030 (B)	17,770	11,503
1.801%, 07/15/2020 (B)	1,706	1,538
Tennessee Valley Authority
7.125%, 05/01/2030	11,165	16,571
5.880%, 04/01/2036	13,625	18,953
5.500%, 06/15/2038	305	410
5.375%, 04/01/2056	12,593	16,815
5.250%, 09/15/2039	8,480	10,973
4.875%, 01/15/2048	635	786
4.625%, 09/15/2060	7,645	8,850
3.500%, 12/15/2042	5,480	5,522

11	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tennessee Valley Authority STRIPS, PO, PO
0.000%, 01/15/2038 (B)	$3,700	$1,747

Total U.S. Government Agency Obligations (Cost $166,489) ($ Thousands)		175,916

MORTGAGE-BACKED SECURITIES — 1.6%

Agency Mortgage-Backed Obligations — 1.2%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	323	353
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	689	792
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	5,925	6,443
FHLMC CMO, Ser 2013-4150, Cl JZ
3.000%, 01/15/2043	2,980	2,654
FHLMC CMO, Ser 3770, Cl ZB
5.000%, 12/15/2040	3,581	3,772
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	4,380	4,469
FHLMC Multifamily Structured Pass-Through Certificates, Ser K034, Cl A2
3.531%, 07/25/2023 (C)	5,385	5,826
FNMA
3.841%, 09/01/2020	3,734	4,056
3.762%, 12/01/2020	3,738	4,061
3.665%, 10/01/2020	3,799	4,123
3.583%, 09/01/2020	1,923	2,073
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	927	1,151
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	518	599
FNMA CMO, Ser 2007-68, Cl SC, IO
6.529%, 07/25/2037 (C)	84	14
GNMA ARM
1.625%, 06/20/2032 (C)	96	100
GNMA CMO, Ser 2004-93, Cl PC
5.000%, 04/16/2034	132	139
GNMA CMO, Ser 2009-8, Cl PS, IO
6.128%, 08/16/2038 (C)	185	20
GNMA CMO, Ser 2010-4, Cl NS, IO
6.222%, 01/16/2040 (C)	200	31
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (B)	10,425	8,327

		49,003

Non-Agency Mortgage-Backed Obligations — 0.4%
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.214%, 08/25/2035 (A) (C)	18	12
Countrywide Home Loans, Ser 2005-2, Cl 1A1
0.472%, 03/25/2035 (A) (C)	137	104

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.378%, 03/19/2045 (A) (C)	$183	$163
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	4,540	4,861
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.968%, 11/19/2034 (A) (C)	264	219
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.478%, 08/19/2045 (A) (C)	359	330
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.948%, 12/25/2034 (A) (C)	128	108
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.968%, 08/25/2034 (A) (C)	69	62
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 6A1
2.701%, 10/25/2034 (A)(C)	97	98
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.028%, 09/25/2034 (A) (C)	28	25
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.478%, 10/25/2036 (A) (C)	16	12
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	4,410	4,809
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031 (A)	28	30
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/2031 (A)	41	43
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.477%, 12/25/2034 (A) (C)	64	65
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.498%, 01/25/2045 (A) (C)	172	158
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 1A3
2.606%, 04/25/2036 (A) (C)	164	164
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	3,590	3,846

		15,109

Total Mortgage-Backed Securities (Cost $56,851) ($ Thousands)		64,112

SOVEREIGN DEBT — 1.0%
Banco Nacional de Desenvolvimento Economico e Social
5.500%, 07/12/2020 (A)	1,300	1,347
Federal Republic of Brazil
5.625%, 01/07/2041	1,645	1,645

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Bank for Reconstruction & Development MTN
3.694%, 10/31/2030 (B)	$5,850	$3,620
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,914
3.263%, 05/01/2024 (B)	1,020	807
2.989%, 08/15/2026 (B)	2,585	1,875
2.686%, 05/15/2024 (B)	1,545	1,221
Province of Quebec Canada MTN
6.350%, 01/30/2026	2,925	3,799
Republic of Colombia
5.625%, 02/26/2044	1,690	1,935
4.000%, 02/26/2024	1,680	1,751
Republic of Uruguay
5.100%, 06/18/2050	2,790	2,896
United Mexican States MTN
6.050%, 01/11/2040	306	386
5.950%, 03/19/2019	1,300	1,490
5.750%, 10/12/2110	664	745
5.550%, 01/21/2045	1,670	1,994
4.750%, 03/08/2044	8,143	8,671
4.600%, 01/23/2046	185	193
4.000%, 10/02/2023	2,652	2,828

Total Sovereign Debt (Cost $35,780) ($ Thousands)		39,117

ASSET-BACKED SECURITIES — 0.3%

Mortgage Related Securities — 0.0%
Conseco Financial, Ser 1998-2, Cl A5
6.240%, 12/01/2028 (C)	67	69

Other Asset-Backed Securities — 0.3%
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.974%, 03/25/2037	180	176
Education Loan Asset-Backed Trust I, Ser 2013-1, Cl A2
0.968%, 04/26/2032 (A) (C)	2,765	2,774
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	1,495	1,617
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
1.018%, 07/27/2037 (A) (C)	2,745	2,745
SLM Student Loan Trust, Ser 2011-1, Cl A2
1.318%, 10/25/2034 (C)	2,620	2,713

		10,025

Total Asset-Backed Securities (Cost $9,822) ($ Thousands)		10,094

U.S. TREASURY OBLIGATIONS — 16.6%
U.S. Treasury Bills (B)
0.031%, 03/19/2015	2,119	2,119
0.010%, 03/05/2015	374	374
0.010%, 03/26/2015	31	31
0.002%, 03/12/2015	292	292
U.S. Treasury Bonds
6.250%, 05/15/2030	2,620	3,953
5.375%, 02/15/2031	29,941	42,207
5.250%, 02/15/2029	6,035	8,203
4.500%, 02/15/2036	7,279	9,811
4.500%, 08/15/2039	12,400	16,850

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.250%, 05/15/2039	$10,200	$13,372
3.875%, 08/15/2040	29,835	37,264
3.750%, 11/15/2043	17,250	21,329
3.625%, 08/15/2043	60,866	73,605
3.625%, 02/15/2044	12,606	15,252
3.375%, 05/15/2044	5,515	6,390
3.125%, 11/15/2041	14,415	15,960
3.125%, 02/15/2043	44,091	48,686
3.125%, 08/15/2044	18,883	20,917
3.000%, 11/15/2044	107,400	116,294
2.750%, 08/15/2042	7,780	8,007
2.500%, 02/15/2045	2,400	2,350
U.S. Treasury Inflation-Protected Securities
1.375%, 02/15/2044	11,521	13,632
U.S. Treasury Notes
2.500%, 05/15/2024	14,650	15,284
2.000%, 02/15/2025	570	570
U.S. Treasury STRIPS
2.890%, 11/15/2027 to 11/15/2027 (B)	8,360	6,210
2.880%, 05/15/2030 (B)	12,975	9,084
2.875%, 05/15/2043	127,925	134,821
2.725%, 05/15/2039 (B)	25,500	13,506

Total U.S. Treasury Obligations (Cost $577,578) ($ Thousands)		656,373

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	64,329,997	64,330

Total Cash Equivalent (Cost $64,330) ($ Thousands)		64,330

Total Investments — 98.8% (Cost $3,502,627) ($ Thousands)		$3,913,161

The open futures contracts held by the Fund at February 28, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
CBT T-Bonds	(31)	Jun-2015	$17
Ten Year Note	(580)	Jun-2015	(523)
U.S. 2-Year Treasury Note	(1,825)	Jun-2015	(127)
U.S. 5-Year Treasury Note	1,388	Jun-2015	218
U.S. Long Treasury Bond	(34)	Mar-2015	2
U.S. Ultra Long Treasury Bond	1,092	Jun-2015	2,946

			$2,533

For the period ended February 28, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume period derivative type during the period.

13	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2015

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68%	3 Month USD - LIBOR	11/15/2043	$3,570	(916)

A list of the open OTC swap agreements held by the Fund at February 28, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	2.48%	3 Month USD - LIBOR	11/15/2027	$2,605	$(223)
Barclays Bank PLC	2.42%	3 Month USD - LIBOR	11/15/2027	2,630	(201)
Citigroup	2.71%	3 Month USD - LIBOR	08/15/2042	5,255	(256)

					$(680)

For the period ended February 28, 2015, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,960,293 ($ Thousands).

*	The rate reported is the 7-day effective yield as of February 28, 2015.

†	Investment in Affiliated Security.

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $3,502,627 ($ Thousands), and the unrealized appreciation and depreciation were $420,085 ($ Thousands) and $(9,551) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2015.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

LIBOR — LondonInterbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

OTC — Over-the-Counter

PLC — Public Limited Company

PO — Principal Only

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$2,643,299	$—	$2,643,299
Municipal Bonds	—	259,920	—	259,920
U.S. Government Agency Obligations	—	175,916	—	175,916
Mortgage-Backed Securities	—	64,112	—	64,112
Sovereign Debt	—	39,117	—	39,117
Asset-Backed Securities	—	10,094	—	10,094
U.S. Treasury Obligations	—	656,373	—	656,373
Cash Equivalent	64,330	—	—	64,330

Total Investments in Securities	$64,330	$3,848,831	$—	$3,913,161

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$3,183	$—	$—	$3,183
Unrealized Depreciation	(650)	—	—	(650)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(916)	—	(916)
OTC Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(680)	—	(680)

Total Other Financial Instruments	$2,533	$(1,596)	$—	$937

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

Amounts designated as “—” are $O or have been rounded to $O.

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 91.8%

Consumer Discretionary — 11.0%
21st Century Fox America
8.150%, 10/17/2036	$1,281	$1,897
7.430%, 10/01/2026	1,450	1,873
7.125%, 04/08/2028	400	508
6.900%, 08/15/2039	1,500	2,094
6.750%, 01/09/2038	3,385	4,463
6.650%, 11/15/2037	6,700	9,089
6.550%, 03/15/2033	2,030	2,676
6.400%, 12/15/2035	1,100	1,459
6.200%, 12/15/2034	4,424	5,711
6.150%, 02/15/2041	1,200	1,570
5.400%, 10/01/2043	1,075	1,316
4.750%, 09/15/2044	200	225
Amazon.com
4.950%, 12/05/2044	6,570	7,056
AutoZone
3.125%, 07/15/2023	490	489
Bed Bath & Beyond
4.915%, 08/01/2034	730	784
CBS
5.900%, 10/15/2040	40	47
4.600%, 01/15/2045	650	657
Coach
4.250%, 04/01/2025	1,150	1,152
Comcast
7.050%, 03/15/2033	1,080	1,521
6.950%, 08/15/2037	6,190	8,886
6.550%, 07/01/2039	315	440
6.450%, 03/15/2037	4,030	5,490
6.400%, 05/15/2038	10,760	14,703
5.650%, 06/15/2035	3,825	4,826
4.750%, 03/01/2044	3,135	3,645
4.650%, 07/15/2042	7,365	8,318
4.250%, 01/15/2033	3,120	3,361
4.200%, 08/15/2034	8,460	9,168
Comcast Cable Communications Holdings
9.455%, 11/15/2022	620	903
Cox Communications
8.375%, 03/01/2039 (A)	2,163	3,087
6.950%, 06/01/2038 (A)	500	635
4.800%, 02/01/2035 (A)	2,195	2,306
4.700%, 12/15/2042 (A)	3,350	3,422
4.500%, 06/30/2043 (A)	220	217
3.250%, 12/15/2022 (A)	2,531	2,555
Cox Enterprises
7.375%, 07/15/2027 (A)	500	653
CVS Health
5.300%, 12/05/2043	1,580	1,939
3.375%, 08/12/2024	4,470	4,654
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	6,563	8,964
Darden Restaurants
7.050%, 10/15/2037	650	778
DIRECTV Holdings LLC
6.375%, 03/01/2041	1,495	1,756
6.350%, 03/15/2040	3,396	3,940
5.150%, 03/15/2042	5,665	5,817
4.450%, 04/01/2024	935	998

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Discovery Communications
4.950%, 05/15/2042	$460	$485
4.875%, 04/01/2043	500	530
Ford Holdings
9.300%, 03/01/2030	2,305	3,521
Ford Motor
7.450%, 07/16/2031	3,159	4,412
7.400%, 11/01/2046	4,810	7,149
4.750%, 01/15/2043	2,460	2,708
General Motors
5.000%, 04/01/2035	2,450	2,645
Grupo Televisa
6.625%, 01/15/2040	20	25
5.000%, 05/13/2045	4,330	4,515
Home Depot
4.875%, 02/15/2044	365	435
4.400%, 03/15/2045	4,650	5,206
3.750%, 02/15/2024	355	385
Johnson Controls
5.700%, 03/01/2041	55	66
4.950%, 07/02/2064	5,155	5,444
4.625%, 07/02/2044	2,500	2,699
Lowe’s
7.110%, 05/15/2037	3,092	4,309
6.650%, 09/15/2037	2,060	2,845
5.800%, 10/15/2036	1,300	1,662
5.125%, 11/15/2041	2,885	3,466
5.000%, 09/15/2043	1,050	1,254
4.250%, 09/15/2044	2,040	2,198
Macy’s Retail Holdings
4.500%, 12/15/2034	1,320	1,386
McDonald’s MTN
4.875%, 07/15/2040	750	855
3.700%, 02/15/2042	2,785	2,712
NBCUniversal Media LLC
5.950%, 04/01/2041	3,250	4,271
4.450%, 01/15/2043	1,110	1,208
4.375%, 04/01/2021	65	72
2.875%, 01/15/2023	225	227
Newell Rubbermaid
4.000%, 12/01/2024	1,365	1,428
QVC
5.950%, 03/15/2043	2,290	2,403
5.450%, 08/15/2034	3,340	3,309
Target
6.650%, 08/01/2028	355	452
6.500%, 10/15/2037	1,761	2,449
4.000%, 07/01/2042	5,085	5,320
TCI Communications
7.875%, 02/15/2026	1,030	1,455
Thomson Reuters
5.650%, 11/23/2043	1,540	1,844
4.500%, 05/23/2043	290	294
Tiffany
4.900%, 10/01/2044 (A)	1,215	1,258
Time Warner
7.700%, 05/01/2032	3,922	5,620
7.625%, 04/15/2031	5,340	7,521
6.500%, 11/15/2036	1,180	1,536
6.250%, 03/29/2041	1,961	2,532
6.200%, 03/15/2040	500	633
6.100%, 07/15/2040	2,695	3,406
5.375%, 10/15/2041	11,425	13,304
5.350%, 12/15/2043	4,185	4,900

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner Cable
7.300%, 07/01/2038	$1,720	$2,242
6.750%, 06/15/2039	3,140	3,888
6.550%, 05/01/2037	4,135	4,989
5.875%, 11/15/2040	4,555	5,187
5.500%, 09/01/2041	5,810	6,381
4.500%, 09/15/2042	3,350	3,346
Time Warner Entertainment
8.375%, 07/15/2033	3,595	5,178
Viacom
5.850%, 09/01/2043	6,480	7,360
5.250%, 04/01/2044	500	532
4.875%, 06/15/2043	190	188
4.850%, 12/15/2034	2,130	2,192
4.500%, 02/27/2042	1,120	1,055
4.375%, 03/15/2043	7,201	6,745
Walgreen
4.400%, 09/15/2042	30	31
Walgreens Boots Alliance
4.800%, 11/18/2044	11,285	12,241
4.500%, 11/18/2034	1,335	1,409
Wal-Mart Stores
7.550%, 02/15/2030	1,230	1,833
6.500%, 08/15/2037	6,330	8,910
5.625%, 04/01/2040	5,750	7,428
5.625%, 04/15/2041	2,810	3,658
5.250%, 09/01/2035	800	987
5.000%, 10/25/2040	13,740	16,558
4.750%, 10/02/2043	4,405	5,167
4.300%, 04/22/2044	2,350	2,621
4.000%, 04/11/2043	2,545	2,693
Walt Disney MTN
4.125%, 12/01/2041	370	402
4.125%, 06/01/2044	3,540	3,875

		389,498

Consumer Staples — 4.3%
Ahold Finance USA
6.875%, 05/01/2029	1,045	1,347
Altria Group
10.200%, 02/06/2039	1,395	2,475
9.950%, 11/10/2038	1,093	1,903
5.375%, 01/31/2044	7,920	9,338
4.250%, 08/09/2042	420	423
2.850%, 08/09/2022	440	439
Anheuser-Busch
6.450%, 09/01/2037	2,300	3,013
Anheuser-Busch InBev Finance
4.625%, 02/01/2044	5,980	6,468
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	3,910	6,061
8.000%, 11/15/2039	105	163
6.375%, 01/15/2040	210	274
3.750%, 07/15/2042	5,480	5,237
Autopistas Metropolitanas de Puerto Rico
6.750%, 06/30/2035 (A)	1,000	814
Bestfoods
7.250%, 12/15/2026	170	236
Bowdoin College
4.693%, 07/01/2112	4,864	5,213
California Institute of Technology
4.700%, 11/01/2111	1,000	1,091

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cargill
4.100%, 11/01/2042 (A)	$690	$716
Coca-Cola Femsa
5.250%, 11/26/2043	2,950	3,473
ConAgra Foods
8.250%, 09/15/2030	750	1,089
7.000%, 10/01/2028	295	376
6.625%, 08/15/2039	1,980	2,481
4.650%, 01/25/2043	2,460	2,472
Diageo Capital
5.875%, 09/30/2036	485	624
3.875%, 04/29/2043	5,270	5,240
Diageo Investment
4.250%, 05/11/2042	1,425	1,499
General Mills
5.400%, 06/15/2040	505	588
4.150%, 02/15/2043	1,855	1,872
Grupo Bimbo
4.875%, 06/27/2044 (A)	1,160	1,190
Heineken
4.000%, 10/01/2042 (A)	1,420	1,397
Kimberly-Clark
5.300%, 03/01/2041	555	694
Kraft Foods Group
6.875%, 01/26/2039	1,565	1,979
6.500%, 02/09/2040	795	973
5.000%, 06/04/2042	4,750	5,138
Land O’ Lakes
6.000%, 11/15/2022 (A)	880	950
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,480	4,780
4.678%, 07/01/2114	3,280	3,790
Memorial Sloan-Kettering Cancer Center
4.200%, 07/01/2055	600	604
Mondelez International
6.500%, 02/09/2040	4,387	6,083
4.000%, 02/01/2024	3,490	3,779
Northwestern University
4.643%, 12/01/2044	1,200	1,440
Pepsi Bottling Group
7.000%, 03/01/2029	1,305	1,815
PepsiCo
5.500%, 01/15/2040	590	723
4.875%, 11/01/2040	1,130	1,298
4.250%, 10/22/2044	2,935	3,067
4.000%, 03/05/2042	3,420	3,444
3.600%, 08/13/2042	3,520	3,347
3.000%, 08/25/2021	16	17
Pernod Ricard
5.500%, 01/15/2042 (A)	1,175	1,420
Philip Morris International
6.375%, 05/16/2038	420	564
4.875%, 11/15/2043	765	882
4.500%, 03/20/2042	8,875	9,607
4.250%, 11/10/2044	860	908
4.125%, 03/04/2043	6,380	6,637
3.875%, 08/21/2042	1,950	1,943
President and Fellows of Harvard College
3.619%, 10/01/2037	400	407

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Reynolds American
6.150%, 09/15/2043	$20	$24
3.250%, 11/01/2022	1,120	1,117
SABMiller Holdings
4.950%, 01/15/2042 (A)	2,115	2,333
Sysco
4.500%, 10/02/2044	2,285	2,440
4.350%, 10/02/2034	4,600	4,833
Tufts University
5.017%, 04/15/2112	3,212	3,613
Unilever Capital
5.900%, 11/15/2032	1,495	2,070
University of Chicago
4.411%, 10/01/2044	715	795

		151,026

Energy — 12.2%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	566	643
Anadarko Finance
7.500%, 05/01/2031	5,355	7,231
Anadarko Petroleum
6.950%, 06/15/2019	190	222
6.450%, 09/15/2036	10,040	12,806
4.605%, 10/10/2036 (B)	15,000	5,914
4.500%, 07/15/2044	350	360
Apache
6.900%, 09/15/2018	10	12
5.100%, 09/01/2040	4,065	4,338
4.750%, 04/15/2043	2,695	2,823
4.250%, 01/15/2044	6,345	6,182
Baker Hughes
5.125%, 09/15/2040	65	75
BG Energy Capital
5.125%, 10/15/2041 (A)	5,540	6,168
BP Capital Markets
3.994%, 09/26/2023	2,090	2,221
3.535%, 11/04/2024	5,500	5,635
2.750%, 05/10/2023	1,875	1,846
Buckeye Partners
5.850%, 11/15/2043	70	70
Cameron International
7.000%, 07/15/2038	40	49
Canadian Natural Resources
6.750%, 02/01/2039	2,660	3,246
6.450%, 06/30/2033	155	181
6.250%, 03/15/2038	1,375	1,623
3.900%, 02/01/2025	750	761
Canadian Oil Sands
6.000%, 04/01/2042 (A)	985	883
Cenovus Energy
6.750%, 11/15/2039	1,395	1,683
5.700%, 10/15/2019	180	200
5.200%, 09/15/2043	1,145	1,145
4.450%, 09/15/2042	700	636
CNOOC Finance
3.000%, 05/09/2023	1,130	1,103
Conoco Funding
6.950%, 04/15/2029	3,150	4,334

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ConocoPhillips
6.500%, 02/01/2039	$8,688	$11,841
5.900%, 05/15/2038	2,400	3,064
4.300%, 11/15/2044	2,290	2,443
4.150%, 11/15/2034	1,500	1,582
ConocoPhillips Canada Funding I
5.950%, 10/15/2036	1,040	1,316
Continental Resources
4.900%, 06/01/2044	2,520	2,319
3.800%, 06/01/2024	1,680	1,566
DCP Midstream Operating
5.600%, 04/01/2044	1,665	1,440
Devon Energy
7.950%, 04/15/2032	3,290	4,660
6.300%, 01/15/2019	50	58
5.600%, 07/15/2041	2,620	3,115
4.750%, 05/15/2042	2,540	2,742
Devon Financing
7.875%, 09/30/2031	145	203
Diamond Offshore Drilling
5.700%, 10/15/2039	4,000	3,820
El Paso Natural Gas
8.375%, 06/15/2032	1,590	2,043
7.500%, 11/15/2026	645	802
El Paso Pipeline Partners Operating LLC
4.700%, 11/01/2042	1,355	1,280
Encana
6.625%, 08/15/2037	705	807
5.150%, 11/15/2041	2,525	2,529
Energy Transfer Partners
8.250%, 11/15/2029	750	1,039
6.050%, 06/01/2041	2,720	3,114
5.950%, 10/01/2043	7,955	9,130
5.150%, 02/01/2043	6,330	6,603
Eni
5.700%, 10/01/2040 (A)	2,120	2,420
EnLink Midstream Partners
5.600%, 04/01/2044	1,000	1,128
5.050%, 04/01/2045	400	420
Ensco
5.750%, 10/01/2044	5,990	6,236
Enterprise Products Operating LLC
6.650%, 10/15/2034	3,100	4,094
5.950%, 02/01/2041	1,085	1,350
5.750%, 03/01/2035	185	222
5.700%, 02/15/2042	6,382	7,872
5.100%, 02/15/2045	1,490	1,705
4.950%, 10/15/2054	6,330	6,979
4.850%, 08/15/2042	2,190	2,415
4.850%, 03/15/2044	3,780	4,194
4.450%, 02/15/2043	3,015	3,148
3.750%, 02/15/2025	1,235	1,283
Gulf South Pipeline
4.000%, 06/15/2022	5,360	5,292
Halliburton
7.450%, 09/15/2039	145	209
6.700%, 09/15/2038	1,680	2,300
4.750%, 08/01/2043	1,210	1,348
Hess
5.600%, 02/15/2041	2,350	2,606

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Husky Energy
6.800%, 09/15/2037	$1,145	$1,388
Kinder Morgan
5.550%, 06/01/2045	6,530	7,010
5.300%, 12/01/2034	6,928	7,343
5.050%, 02/15/2046	7,518	7,602
Kinder Morgan Energy Partners
6.950%, 01/15/2038	1,700	2,062
6.375%, 03/01/2041	4,948	5,680
5.625%, 09/01/2041	1,425	1,507
5.500%, 03/01/2044	5,675	6,056
5.000%, 08/15/2042	775	778
LASMO
7.300%, 11/15/2027	2,985	3,991
Marathon Oil
6.600%, 10/01/2037	2,365	2,883
2.800%, 11/01/2022	1,225	1,197
Marathon Petroleum
6.500%, 03/01/2041	4,868	5,974
5.000%, 09/15/2054	625	639
Motiva Enterprises
6.850%, 01/15/2040 (A)	5,440	6,828
Nexen Energy ULC
7.500%, 07/30/2039	1,600	2,274
Noble Energy
5.250%, 11/15/2043	5,360	5,779
5.050%, 11/15/2044	4,690	5,003
4.150%, 12/15/2021	855	914
3.900%, 11/15/2024	575	594
Noble Holding International
3.950%, 03/15/2022	11	10
ONEOK Partners
6.850%, 10/15/2037	135	154
6.125%, 02/01/2041	80	83
Panhandle Eastern Pipeline
8.125%, 06/01/2019	1,000	1,214
Petro-Canada
6.800%, 05/15/2038	2,140	2,860
Petroleos Mexicanos
6.375%, 01/23/2045	655	732
5.625%, 01/23/2046	1,080	1,107
5.500%, 06/27/2044	505	513
Phillips 66
5.875%, 05/01/2042	4,662	5,671
4.875%, 11/15/2044	3,640	3,936
4.650%, 11/15/2034	7,267	7,816
Phillips 66 Partners
4.680%, 02/15/2045	435	444
Plains All American Pipeline
5.150%, 06/01/2042	450	503
3.850%, 10/15/2023	7,263	7,590
Pride International
7.875%, 08/15/2040	4,230	5,195
Ruby Pipeline
6.000%, 04/01/2022 (A)	2,000	2,146
Shell International Finance
6.375%, 12/15/2038	5,256	7,359
5.500%, 03/25/2040	2,500	3,139
4.550%, 08/12/2043	4,160	4,748
3.400%, 08/12/2023	1,250	1,330
Southern Natural Gas
8.000%, 03/01/2032	220	283
7.350%, 02/15/2031	2,960	3,555

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Spectra Energy Capital
6.750%, 02/15/2032	$800	$955
3.300%, 03/15/2023	2,625	2,462
Statoil
6.500%, 12/01/2028 (A)	2,405	3,161
5.250%, 04/15/2019	50	57
5.100%, 08/17/2040	1,415	1,696
4.800%, 11/08/2043	1,534	1,804
3.950%, 05/15/2043	2,195	2,258
2.450%, 01/17/2023	1,825	1,800
Suncor Energy
7.150%, 02/01/2032	635	842
6.850%, 06/01/2039	1,205	1,610
6.500%, 06/15/2038	5,435	7,041
5.950%, 12/01/2034	1,385	1,673
3.600%, 12/01/2024	915	943
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	3,187	3,458
4.950%, 01/15/2043	2,124	2,148
Talisman Energy
6.250%, 02/01/2038	2,310	2,522
5.500%, 05/15/2042	775	792
Tennessee Gas Pipeline
8.375%, 06/15/2032	2,775	3,541
7.000%, 10/15/2028	7,755	9,537
Texas Eastern Transmission
7.000%, 07/15/2032	1,035	1,402
2.800%, 10/15/2022 (A)	2,050	1,970
Total Capital International
3.700%, 01/15/2024	2,205	2,354
2.700%, 01/25/2023	885	883
TransCanada PipeLines
7.250%, 08/15/2038	1,490	2,067
6.100%, 06/01/2040	3,207	3,927
4.625%, 03/01/2034	8,468	9,135
Transcontinental Gas PipeLine
7.250%, 12/01/2026	900	1,146
5.400%, 08/15/2041	1,480	1,573
4.450%, 08/01/2042	3,725	3,485
Transocean
7.350%, 12/15/2041	2,920	2,497
Valero Energy
10.500%, 03/15/2039	4,144	6,850
Weatherford International
9.875%, 03/01/2039	1,265	1,449
6.800%, 06/15/2037	45	42
5.950%, 04/15/2042	1,225	1,067
Williams
5.750%, 06/24/2044	5,205	4,958
Williams Partners
6.300%, 04/15/2040	50	57
5.800%, 11/15/2043	3,205	3,516
5.400%, 03/04/2044	1,600	1,660
5.100%, 09/15/2045	1,795	1,782
4.000%, 11/15/2021	375	385

		431,522

Financials — 23.1%
ACE INA Holdings
6.700%, 05/15/2036	3,382	4,787
Aflac
6.900%, 12/17/2039	4,280	5,943

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	$4,950	$6,940
Alexandria Real Estate Equities ‡
4.600%, 04/01/2022	1,075	1,132
3.900%, 06/15/2023	400	411
Alleghany
4.900%, 09/15/2044	3,089	3,280
American Express
4.050%, 12/03/2042	7,403	7,510
American International Group
4.875%, 06/01/2022	360	411
4.500%, 07/16/2044	4,365	4,671
3.875%, 01/15/2035	3,381	3,405
American Tower Trust I
3.070%, 03/15/2023 ‡ (A)	1,415	1,411
Aon
3.500%, 06/14/2024	1,350	1,381
ARC Properties Operating Partnership ‡
4.600%, 02/06/2024	1,550	1,518
Assurant
6.750%, 02/15/2034	2,645	3,340
Bank of America MTN
7.750%, 05/14/2038	1,275	1,847
6.500%, 07/15/2018	265	302
6.110%, 01/29/2037	6,745	8,228
6.000%, 10/15/2036	10,375	13,273
5.875%, 02/07/2042	2,200	2,817
5.000%, 05/13/2021	3,950	4,462
5.000%, 01/21/2044	6,935	7,988
4.875%, 04/01/2044	1,500	1,719
4.200%, 08/26/2024	600	621
4.100%, 07/24/2023	5,840	6,277
4.000%, 01/22/2025	11,485	11,614
3.300%, 01/11/2023	1,370	1,391
Bank of New York Mellon MTN
4.600%, 01/15/2020	50	56
Bank One Capital III
8.750%, 09/01/2030	620	918
Berkshire Hathaway
4.500%, 02/11/2043	6,944	7,869
3.400%, 01/31/2022	56	59
Berkshire Hathaway Finance
5.750%, 01/15/2040	2,080	2,750
4.400%, 05/15/2042	2,250	2,501
4.300%, 05/15/2043	2,445	2,701
2.450%, 12/15/2015	13	13
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	4,839	6,123
5.000%, 06/15/2044 (A)	3,985	4,357
Boston Properties ‡
3.850%, 02/01/2023	2,700	2,845
3.800%, 02/01/2024	1,375	1,434
Brixmor Operating Partnership
3.850%, 02/01/2025	4,931	4,990
Camden Property Trust ‡
4.625%, 06/15/2021	1,250	1,362
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	8,754	10,042
CBL & Associates ‡
5.250%, 12/01/2023	850	914
4.600%, 10/15/2024	350	357

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CDP Financial
5.600%, 11/25/2039 (A)	$6,215	$8,143
Chase Capital VI
0.880%, 08/01/2028 (C)	1,695	1,441
Chubb
6.500%, 05/15/2038	1,110	1,566
Cincinnati Financial
6.920%, 05/15/2028	833	1,065
6.125%, 11/01/2034	3,553	4,326
Citigroup
8.125%, 07/15/2039	1,182	1,839
6.875%, 03/05/2038	1,810	2,473
6.875%, 02/15/2098	2,435	3,370
6.675%, 09/13/2043	4,706	6,250
6.125%, 08/25/2036	8,345	10,072
5.875%, 02/22/2033	1,327	1,544
5.875%, 05/29/2037	2,357	2,908
5.875%, 01/30/2042	200	258
5.500%, 09/13/2025	1,550	1,755
5.300%, 05/06/2044	2,655	2,962
4.500%, 01/14/2022	390	429
3.875%, 10/25/2023	5,935	6,248
Citigroup Capital III
7.625%, 12/01/2036	895	1,160
CME Group
5.300%, 09/15/2043	2,863	3,516
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000%, 12/31/2049 (A) (C)	2,000	2,588
5.800%, 09/30/2110 (A)	5,720	6,763
5.250%, 05/24/2041	115	141
4.500%, 01/11/2021	35	39
3.875%, 02/08/2022	55	60
Credit Suisse NY MTN
3.625%, 09/09/2024	1,255	1,305
DaimlerChrysler
8.500%, 01/18/2031	150	234
Deutsche Bank Financial MTN
5.375%, 03/02/2015	25	25
Devon OEI Operating
7.500%, 09/15/2027	735	1,019
Discover Bank
8.700%, 11/18/2019	474	583
Discover Financial Services
3.850%, 11/21/2022	686	706
ERP Operating ‡
4.625%, 12/15/2021	55	61
Essex Portfolio ‡
3.875%, 05/01/2024	750	785
3.250%, 05/01/2023	4,815	4,725
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	1,063
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (C)	5,580	6,329
Farmers Exchange Capital III
5.454%, 10/15/2054 (A) (C)	1,500	1,605
First Union Capital II
7.950%, 11/15/2029	355	485
Ford Motor Credit LLC
4.375%, 08/06/2023	550	601

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Electric Capital MTN
6.875%, 01/10/2039	$9,746	$14,146
6.750%, 03/15/2032	14,820	20,544
5.875%, 01/14/2038 (E)	25,319	32,891
Goldman Sachs Group
6.750%, 10/01/2037	11,930	15,432
6.450%, 05/01/2036	1,115	1,388
6.345%, 02/15/2034	930	1,135
6.250%, 02/01/2041	6,564	8,579
6.125%, 02/15/2033	17,950	22,753
5.950%, 01/15/2027	2,540	2,996
5.750%, 10/01/2016	345	369
5.375%, 03/15/2020	175	198
5.250%, 07/27/2021	398	452
4.800%, 07/08/2044	10,000	11,088
4.000%, 03/03/2024	4,530	4,793
3.850%, 07/08/2024	700	732
3.700%, 08/01/2015	55	56
3.625%, 01/22/2023	215	222
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	6,780	7,370
Hartford Financial Services Group
6.625%, 03/30/2040	2,614	3,552
6.100%, 10/01/2041	1,800	2,328
5.950%, 10/15/2036	1,855	2,321
HBOS
6.000%, 11/01/2033 (A)	2,429	2,845
HCP ‡
4.250%, 11/15/2023	13,410	14,199
3.875%, 08/15/2024	2,630	2,692
Health Care ‡
6.500%, 03/15/2041	80	104
5.125%, 03/15/2043	1,750	1,959
3.750%, 03/15/2023	5,884	6,054
Healthcare Realty Trust ‡
5.750%, 01/15/2021	765	861
Healthcare Trust of America Holdings ‡
3.700%, 04/15/2023	4,120	4,107
Highmark
6.125%, 05/15/2041 (A)	1,425	1,520
4.750%, 05/15/2021 (A)	1,330	1,388
HSBC Bank
7.650%, 05/01/2025	1,155	1,513
4.750%, 01/19/2021 (A)	150	169
HSBC Bank USA
7.000%, 01/15/2039	4,550	6,539
5.875%, 11/01/2034	6,786	8,616
5.625%, 08/15/2035	4,345	5,368
HSBC Holdings
6.800%, 06/01/2038	2,240	2,990
6.500%, 09/15/2037	6,845	8,830
6.100%, 01/14/2042	965	1,287
5.250%, 03/14/2044	5,955	6,793
4.000%, 03/30/2022	275	297
Hutchison Whampoa International 11
4.625%, 01/13/2022 (A)	1,070	1,171
International Lease Finance
7.125%, 09/01/2018 (A)	1,500	1,706

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase
6.400%, 05/15/2038	$10,003	$13,337
5.625%, 08/16/2043	915	1,096
5.600%, 07/15/2041	5,980	7,397
5.500%, 10/15/2040	1,330	1,610
5.400%, 01/06/2042	7,555	9,091
4.850%, 02/01/2044	4,620	5,291
4.250%, 10/15/2020	300	328
3.875%, 02/01/2024	235	249
3.875%, 09/10/2024	5,025	5,127
3.200%, 01/25/2023	200	203
JPMorgan Chase Capital XXI
1.205%, 02/02/2037 (C)	650	538
JPMorgan Chase Capital XXIII
1.257%, 05/15/2047 (C)	2,000	1,570
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	8,622	9,739
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	3,579	3,792
Liberty Mutual Group
6.500%, 03/15/2035 (A)	190	238
6.500%, 05/01/2042 (A)	10,007	12,639
Liberty Property ‡
4.750%, 10/01/2020	200	217
Lincoln National
6.300%, 10/09/2037	100	129
6.150%, 04/07/2036	45	57
Macquarie Bank MTN
6.625%, 04/07/2021 (A)	1,250	1,468
5.000%, 02/22/2017 (A)	65	69
Macquarie Group
6.250%, 01/14/2021 (A)	40	46
6.000%, 01/14/2020 (A)	100	113
Marsh & McLennan
3.500%, 06/03/2024	1,510	1,557
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (A)	2,010	3,242
MetLife
10.750%, 08/01/2039	1,040	1,736
6.500%, 12/15/2032	350	478
6.400%, 12/15/2036	3,650	4,271
6.375%, 06/15/2034	110	150
5.875%, 02/06/2041	3,820	4,978
5.700%, 06/15/2035	995	1,268
4.875%, 11/13/2043	7,530	8,736
4.721%, 12/15/2044	2,900	3,311
4.125%, 08/13/2042	355	367
MetLife Capital Trust IV
7.875%, 12/15/2037 (A)	500	641
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	2,000	2,695
Moody’s
5.250%, 07/15/2044	4,505	5,158
Morgan Stanley MTN
7.250%, 04/01/2032	885	1,232
6.375%, 07/24/2042	4,720	6,298
6.250%, 08/09/2026	8,061	9,987
5.375%, 10/15/2015	480	493
4.300%, 01/27/2045	11,075	11,275
3.875%, 04/29/2024	6,395	6,724
3.700%, 10/23/2024	5,760	5,945
Mutual of Omaha Insurance
4.297%, 07/15/2054 (A) (C)	1,300	1,322

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nationwide Financial Services
5.300%, 11/18/2044 (A)	$1,450	$1,555
Nationwide Health Properties MTN ‡
6.900%, 10/01/2037	1,600	2,166
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	890	1,426
8.250%, 12/01/2031 (A)	500	719
7.875%, 04/01/2033 (A)	527	736
4.950%, 04/22/2044 (A)	5,605	5,981
New York Life Global Funding
2.450%, 07/14/2016 (A)	50	51
New York Life Insurance
6.750%, 11/15/2039 (A)	6,880	9,861
Nordea Bank
4.250%, 09/21/2022 (A)	55	58
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (A)	4,415	5,846
Pacific Life Insurance
9.250%, 06/15/2039 (A)	1,000	1,608
PNC Bank
3.800%, 07/25/2023	450	475
PNC Funding
6.700%, 06/10/2019	100	119
Post Apartment Homes
3.375%, 12/01/2022	1,100	1,102
Principal Financial Group
6.050%, 10/15/2036	2,135	2,688
4.625%, 09/15/2042	5,110	5,503
Prudential Financial MTN
6.625%, 06/21/2040	625	842
5.750%, 07/15/2033	380	468
5.700%, 12/14/2036	8,074	9,715
5.400%, 06/13/2035	1,420	1,661
4.600%, 05/15/2044	90	96
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,365
Raymond James Financial
5.625%, 04/01/2024	1,950	2,244
Realty Income ‡
4.650%, 08/01/2023	2,450	2,670
3.250%, 10/15/2022	3,251	3,253
Royal Bank of Scotland Group
6.100%, 06/10/2023	610	684
5.125%, 05/28/2024	695	736
Siemens Financieringsmaatschappij
6.125%, 08/17/2026 (A)	100	127
Simon Property Group ‡
6.750%, 02/01/2040	2,115	2,977
4.750%, 03/15/2042	4,145	4,711
4.375%, 03/01/2021	40	44
SL Green Realty ‡
7.750%, 03/15/2020	60	72
5.000%, 08/15/2018	3,000	3,221
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	2,581	2,789
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	5,525	7,715
4.900%, 09/15/2044 (A)	4,345	4,988

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TIAA Asset Management Finance LLC
4.125%, 11/01/2024 (A)	$3,735	$3,945
Travelers
6.250%, 06/15/2037	125	171
5.350%, 11/01/2040	1,565	1,964
Trinity Acquisition
6.125%, 08/15/2043	50	59
US Bancorp MTN
4.125%, 05/24/2021	22	24
Validus Holdings
8.875%, 01/26/2040	1,230	1,733
Ventas Realty ‡
5.700%, 09/30/2043	3,910	4,759
4.750%, 06/01/2021	1,000	1,094
4.375%, 02/01/2045	1,240	1,249
Wachovia
7.574%, 08/01/2026 (D)	2,375	3,169
5.750%, 06/15/2017	150	166
WEA Finance LLC
4.750%, 09/17/2044 (A)	5,535	6,055
3.750%, 09/17/2024 (A)	2,970	3,063
Wells Fargo MTN
5.606%, 01/15/2044	7,453	9,091
5.375%, 11/02/2043	2,685	3,179
4.650%, 11/04/2044	10,850	11,600
4.600%, 04/01/2021	40	45
4.100%, 06/03/2026	1,395	1,460
3.500%, 03/08/2022	235	248
3.450%, 02/13/2023	1,800	1,836
3.300%, 09/09/2024	750	770
Wells Fargo Bank
6.600%, 01/15/2038	5,045	7,197
5.950%, 08/26/2036	1,100	1,412
5.850%, 02/01/2037	3,165	4,097
Weyerhaeuser ‡
7.375%, 03/15/2032	190	257
WP Carey
4.600%, 04/01/2024	4,135	4,286
XLIT
5.250%, 12/15/2043	7,540	8,809
ZFS Finance USA Trust I
6.500%, 05/09/2037 (A) (C)	1,090	1,159
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (C)	2,475	2,600

		812,742

Health Care — 7.9%
AbbVie
4.400%, 11/06/2042	12,430	13,068
2.900%, 11/06/2022	1,170	1,171
Actavis Funding SCS
4.850%, 06/15/2044	3,465	3,572
Aetna
4.750%, 03/15/2044	2,340	2,686
4.500%, 05/15/2042	1,920	2,106
AmerisourceBergen
4.250%, 03/01/2045	700	725
Amgen
6.900%, 06/01/2038	1,575	2,134
6.400%, 02/01/2039	1,490	1,939
5.750%, 03/15/2040	1,455	1,766
5.650%, 06/15/2042	2,025	2,495
5.150%, 11/15/2041	5,680	6,524
3.625%, 05/15/2022	190	199

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Anthem
4.850%, 08/15/2054	$4,345	$4,772
4.650%, 01/15/2043	2,780	3,028
4.650%, 08/15/2044	4,510	4,983
4.625%, 05/15/2042	45	49
3.500%, 08/15/2024	2,200	2,273
2.375%, 02/15/2017	20	20
Ascension Health
4.847%, 11/15/2053	895	1,016
AstraZeneca
6.450%, 09/15/2037	4,725	6,504
4.000%, 09/18/2042	1,810	1,875
Baxter International
4.500%, 06/15/2043	65	70
3.200%, 06/15/2023	1,580	1,599
Bayer US Finance LLC
3.375%, 10/08/2024 (A)	1,960	2,042
Becton Dickinson
4.685%, 12/15/2044	2,265	2,482
Bristol-Myers Squibb
6.125%, 05/01/2038	1,675	2,227
Cardinal Health
4.600%, 03/15/2043	2,183	2,357
4.500%, 11/15/2044	1,375	1,452
CareFusion
4.875%, 05/15/2044	1,000	1,096
Catholic Health Initiatives
4.350%, 11/01/2042	3,250	3,210
Celgene
5.700%, 10/15/2040	5,142	6,300
5.250%, 08/15/2043	670	786
4.625%, 05/15/2044	6,390	6,978
Cigna
5.875%, 03/15/2041	65	82
City of Hope
5.623%, 11/15/2043	850	1,027
Cleveland Clinic Foundation
4.858%, 01/01/2114	3,476	3,686
Eli Lilly
4.650%, 06/15/2044	2,670	3,063
Express Scripts Holding
6.125%, 11/15/2041	1,070	1,366
Gilead Sciences
4.800%, 04/01/2044	4,735	5,422
4.500%, 02/01/2045	6,075	6,722
GlaxoSmithKline Capital
6.375%, 05/15/2038	3,980	5,409
Hartford HealthCare
5.746%, 04/01/2044	2,480	2,885
Hospira
5.800%, 08/12/2023	700	842
Humana
8.150%, 06/15/2038	1,870	2,780
4.950%, 10/01/2044	3,070	3,368
4.625%, 12/01/2042	55	57
Johnson & Johnson
5.950%, 08/15/2037	1,260	1,744
4.375%, 12/05/2033	2,300	2,655
Laboratory Corp of America Holdings
4.700%, 02/01/2045	1,085	1,115
McKesson
4.883%, 03/15/2044	7,765	8,870

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mead Johnson Nutrition
5.900%, 11/01/2039	$620	$775
4.600%, 06/01/2044	560	593
Medtronic
4.625%, 03/15/2044	5,499	6,194
4.625%, 03/15/2045 (A)	16,340	18,526
4.375%, 03/15/2035 (A)	11,670	12,712
4.000%, 04/01/2043	2,650	2,750
3.625%, 03/15/2024	1,200	1,273
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	1,000	1,153
Merck
4.150%, 05/18/2043	3,050	3,251
3.700%, 02/10/2045	8,410	8,367
3.600%, 09/15/2042	850	833
2.750%, 02/10/2025	1,665	1,658
Merck Sharp & Dohme MTN
5.760%, 05/03/2037	1,276	1,670
Mylan
5.400%, 11/29/2043	3,650	4,154
North Shore-Long Island Jewish Health Care
6.150%, 11/01/2043	630	797
4.800%, 11/01/2042	2,400	2,473
Novartis Capital
4.400%, 05/06/2044	5,945	6,802
NYU Hospitals Center
4.428%, 07/01/2042	2,650	2,671
Perrigo
5.300%, 11/15/2043	3,880	4,382
Perrigo Finance
4.900%, 12/15/2044	6,240	6,699
Pfizer
7.200%, 03/15/2039	1,425	2,108
4.400%, 05/15/2044	1,400	1,530
4.300%, 06/15/2043	2,060	2,220
Pharmacia
6.600%, 12/01/2028	615	827
Providence Health & Services Obligated Group
4.379%, 10/01/2023	2,400	2,641
Roche Holdings
4.000%, 11/28/2044 (A)	230	247
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,884
St. Barnabas
4.000%, 07/01/2028	2,240	2,262
Stryker
4.375%, 05/15/2044	1,220	1,288
4.100%, 04/01/2043	785	798
Sutter Health
2.286%, 08/15/2053	2,000	1,954
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	999	1,009
Thermo Fisher Scientific
4.150%, 02/01/2024	1,600	1,717
3.150%, 01/15/2023	1,740	1,763

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Trinity Health
4.125%, 12/01/2045	$2,524	$2,523
UnitedHealth Group
6.875%, 02/15/2038	1,411	2,033
6.625%, 11/15/2037	4,785	6,689
6.500%, 06/15/2037	1,120	1,566
5.950%, 02/15/2041	95	127
5.800%, 03/15/2036	325	414
5.700%, 10/15/2040	1,105	1,413
4.375%, 03/15/2042	30	33
3.950%, 10/15/2042	2,040	2,110
Watson Pharmaceuticals
4.625%, 10/01/2042	25	25
Wyeth
5.950%, 04/01/2037	4,425	5,714
Zoetis
4.700%, 02/01/2043	25	26

		277,251

Industrials — 6.4%
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	514	541
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	1,763	1,917
American Airlines, Pass-Through Trust, Ser 2014-1, Cl A
3.700%, 10/01/2026	2,197	2,279
BAE Systems
5.800%, 10/11/2041 (A)	740	915
BAE Systems Finance
7.500%, 07/01/2027 (A)	4,122	5,604
BAE Systems Holdings
5.200%, 08/15/2015 (A)	15	15
4.750%, 10/07/2044 (A)	3,098	3,386
Boeing
6.875%, 03/15/2039	680	1,012
6.625%, 02/15/2038	910	1,311
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	1,333	1,890
6.150%, 05/01/2037	5,620	7,516
4.900%, 04/01/2044	13,660	15,648
4.550%, 09/01/2044	600	652
4.450%, 03/15/2043	1,250	1,339
4.400%, 03/15/2042	7,585	8,042
Canadian National Railway
6.200%, 06/01/2036	2,665	3,592
4.500%, 11/07/2043	3,800	4,314
Caterpillar
5.200%, 05/27/2041	640	769
4.750%, 05/15/2064	4,080	4,500
3.803%, 08/15/2042	2,890	2,902
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,981	2,190
Continental Airlines, Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	2,038	2,160
CSX
4.750%, 05/30/2042	4,080	4,581
4.500%, 08/01/2054	900	970

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cummins
4.875%, 10/01/2043	$1,270	$1,506
Deere
3.900%, 06/09/2042	2,100	2,186
Eaton
4.150%, 11/02/2042	2,480	2,570
4.000%, 11/02/2032	5,700	5,907
Federal Express
7.600%, 07/01/2097	1,403	2,088
FedEx
4.900%, 01/15/2034	1,980	2,250
4.100%, 04/15/2043	790	788
4.100%, 02/01/2045	855	863
3.900%, 02/01/2035	1,270	1,284
3.875%, 08/01/2042	4,341	4,231
General Dynamics
3.600%, 11/15/2042	3,465	3,395
General Electric
4.500%, 03/11/2044	5,950	6,737
4.125%, 10/09/2042	3,385	3,606
2.700%, 10/09/2022	1,010	1,030
Honeywell International
5.700%, 03/15/2037	300	387
5.375%, 03/01/2041	385	493
Ingersoll-Rand Luxembourg Finance
4.650%, 11/01/2044	450	479
Koninklijke Philips
6.875%, 03/11/2038	80	109
Lockheed Martin
4.850%, 09/15/2041	1,885	2,173
4.070%, 12/15/2042	3,000	3,123
3.600%, 03/01/2035	4,505	4,506
Norfolk Southern
6.000%, 03/15/2105	2,045	2,625
6.000%, 05/23/2111	4,650	6,050
4.800%, 08/15/2043	3,025	3,467
Northrop Grumman
4.750%, 06/01/2043	5,930	6,605
3.250%, 08/01/2023	5,665	5,805
Parker-Hannifin MTN
4.450%, 11/21/2044	1,255	1,401
4.200%, 11/21/2034	4,635	5,046
Raytheon
7.200%, 08/15/2027	400	549
4.700%, 12/15/2041	560	637
4.200%, 12/15/2044	1,365	1,459
Republic Services
5.700%, 05/15/2041	2,100	2,657
3.550%, 06/01/2022	1,620	1,685
Rockwell Collins
3.700%, 12/15/2023	820	872
Sydney Airport Finance
3.900%, 03/22/2023 (A)	2,250	2,340
Union Pacific
4.850%, 06/15/2044	1,855	2,202
4.821%, 02/01/2044	7,874	9,281
4.750%, 12/15/2043	4,415	5,135
3.875%, 02/01/2055	600	589
3.375%, 02/01/2035	2,880	2,856
United Airlines, Pass-Through Trust, Ser 2014-2, Cl A
3.750%, 09/03/2026	2,724	2,833

9	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Parcel Service
6.200%, 01/15/2038	$690	$935
United Technologies
5.700%, 04/15/2040	6,770	8,693
4.500%, 06/01/2042	15,115	16,768
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	2,236	2,560
Valmont Industries
5.000%, 10/01/2044	670	660
Waste Management
4.600%, 03/01/2021	1,645	1,825
4.100%, 03/01/2045	690	699
3.900%, 03/01/2035	915	926

		224,916

Information Technology — 3.2%
Alibaba Group Holding
3.600%, 11/28/2024 (A)	1,760	1,774
Apple
4.450%, 05/06/2044	780	867
3.850%, 05/04/2043	4,065	4,108
3.450%, 02/09/2045	11,290	10,668
Applied Materials
5.850%, 06/15/2041	90	109
Broadcom MTN
4.500%, 08/01/2034	1,085	1,164
CDK Global
4.500%, 10/15/2024 (A)	6,106	6,279
Cisco Systems
5.900%, 02/15/2039	6,439	8,350
5.500%, 01/15/2040	1,585	1,986
Corning
5.750%, 08/15/2040	345	418
4.700%, 03/15/2037	2,000	2,155
eBay
4.000%, 07/15/2042	555	479
Hewlett-Packard
6.000%, 09/15/2041	985	1,116
Intel
4.800%, 10/01/2041	7,915	8,851
4.000%, 12/15/2032	570	589
International Business Machines
3.625%, 02/12/2024	1,495	1,579
3.375%, 08/01/2023	895	931
Intuit
5.750%, 03/15/2017	25	27
Juniper Networks
5.950%, 03/15/2041	4,585	4,728
4.350%, 06/15/2025	835	834
Microsoft
5.300%, 02/08/2041	515	639
4.875%, 12/15/2043	1,200	1,409
4.000%, 02/12/2055	6,959	6,934
3.750%, 02/12/2045	4,490	4,475
3.500%, 02/12/2035	6,555	6,492
3.500%, 11/15/2042	670	635
Motorola Solutions
7.500%, 05/15/2025	1,480	1,821
Oracle
6.500%, 04/15/2038	7,067	9,691
6.125%, 07/08/2039	480	641
4.500%, 07/08/2044	1,450	1,630
4.300%, 07/08/2034	9,730	10,589

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Seagate HDD Cayman
5.750%, 12/01/2034 (A)	$4,395	$4,817
4.750%, 06/01/2023	3,130	3,334
4.750%, 01/01/2025 (A)	3,430	3,631

		113,750

Materials — 3.2%
Air Products & Chemicals
3.350%, 07/31/2024	1,505	1,574
Albemarle
5.450%, 12/01/2044	2,579	2,803
ArcelorMittal
7.500%, 03/01/2041	730	769
Barrick North America Finance LLC
7.500%, 09/15/2038	15	18
5.750%, 05/01/2043	12,005	12,720
5.700%, 05/30/2041	1,395	1,416
BHP Billiton Finance USA
5.000%, 09/30/2043	3,285	3,855
Braskem America Finance
7.125%, 07/22/2041 (A)	805	733
CF Industries
5.150%, 03/15/2034	1,155	1,293
Dow Chemical
5.250%, 11/15/2041	415	471
4.625%, 10/01/2044	825	851
4.375%, 11/15/2042	5,625	5,609
4.250%, 10/01/2034	3,995	4,096
Eastman Chemical
4.650%, 10/15/2044	985	1,039
Ecolab
5.500%, 12/08/2041	260	316
Freeport-McMoRan
5.450%, 03/15/2043	6,382	5,613
5.400%, 11/14/2034	3,090	2,779
Georgia-Pacific LLC
8.875%, 05/15/2031	2,525	3,881
7.250%, 06/01/2028	330	440
Glencore Finance Canada
6.000%, 11/15/2041 (A)	5,878	6,558
International Paper
8.700%, 06/15/2038	1,000	1,484
Kinross
5.950%, 03/15/2024	3,260	3,262
LYB International Finance
5.250%, 07/15/2043	1,525	1,721
4.875%, 03/15/2044	750	805
4.000%, 07/15/2023	185	196
LyondellBasell Industries
4.625%, 02/26/2055	2,985	2,950
Monsanto
4.700%, 07/15/2064	1,350	1,492
4.400%, 07/15/2044	2,095	2,257
4.200%, 07/15/2034	615	663
Mosaic
5.625%, 11/15/2043	1,450	1,746
Nacional del Cobre de Chile
4.875%, 11/04/2044 (A)	675	718
Newcrest Finance
5.750%, 11/15/2041 (A)	4,775	4,387
Newmont Mining
6.250%, 10/01/2039	5,940	6,249
5.875%, 04/01/2035	100	102
4.875%, 03/15/2042	2,367	2,214

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nucor
6.400%, 12/01/2037	$40	$50
Praxair
3.550%, 11/07/2042	1,135	1,108
Rio Tinto Alcan
7.250%, 03/15/2031	1,500	1,999
Rio Tinto Finance USA
9.000%, 05/01/2019	150	191
5.200%, 11/02/2040	20	23
4.750%, 03/22/2042	120	134
4.125%, 08/21/2042	3,760	3,820
3.500%, 11/02/2020	20	21
Rohm & Haas
7.850%, 07/15/2029	6,860	9,657
Southern Copper
7.500%, 07/27/2035	790	891
Teck Resources
6.000%, 08/15/2040	50	46
5.400%, 02/01/2043	4,875	4,361
5.200%, 03/01/2042	1,005	862
3.750%, 02/01/2023	195	181
Union Carbide
7.750%, 10/01/2096	25	34
Vale
5.625%, 09/11/2042	1,060	947
Vale Overseas
8.250%, 01/17/2034	1,570	1,757
6.875%, 11/21/2036	1,325	1,319
6.875%, 11/10/2039	55	54

		114,535

Telecommunication Services — 8.0%
Alltel
7.875%, 07/01/2032	1,135	1,651
6.800%, 05/01/2029	1,050	1,274
America Movil
6.375%, 03/01/2035	50	64
6.125%, 11/15/2037	50	63
6.125%, 03/30/2040	2,290	2,890
4.375%, 07/16/2042	4,830	4,924
AT&T
8.000%, 11/15/2031	2,625	3,855
6.300%, 01/15/2038	9,225	10,864
5.600%, 05/15/2018	40	44
5.550%, 08/15/2041	5,465	5,956
5.350%, 09/01/2040	4,250	4,528
4.800%, 06/15/2044	9,765	9,875
4.350%, 06/15/2045	11,648	11,014
4.300%, 12/15/2042	9,905	9,282
3.000%, 02/15/2022	20	20
Bellsouth Capital Funding
7.875%, 02/15/2030	2,855	3,829
British Telecommunications
9.625%, 12/15/2030	5,215	8,462
Centel Capital
9.000%, 10/15/2019	25	30
CenturyLink
7.650%, 03/15/2042	390	398
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,986	4,849
8.750%, 06/15/2030	3,405	5,163
4.875%, 03/06/2042 (A)	2,845	3,199

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GTE
8.750%, 11/01/2021	$100	$131
6.940%, 04/15/2028	1,310	1,692
Koninklijke
8.375%, 10/01/2030	1,750	2,493
Orange
5.500%, 02/06/2044	760	910
5.375%, 01/13/2042	4,690	5,424
Qwest
7.250%, 09/15/2025	1,400	1,620
Rogers Communications
5.450%, 10/01/2043	5,200	6,142
5.000%, 03/15/2044	3,770	4,220
4.500%, 03/15/2043	2,232	2,305
SES Global Americas Holdings
5.300%, 03/25/2044 (A)	6,621	7,548
Telecom Italia Capital
6.000%, 09/30/2034	620	642
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	6,823	7,291
Telefonica Emisiones SAU
7.045%, 06/20/2036	2,535	3,461
6.421%, 06/20/2016	75	80
6.221%, 07/03/2017	65	72
5.462%, 02/16/2021	72	82
Telefonica Europe
8.250%, 09/15/2030	1,555	2,241
Verizon Communications
7.350%, 04/01/2039	1,025	1,411
6.900%, 04/15/2038	40	53
6.550%, 09/15/2043	30,878	40,581
6.400%, 09/15/2033	12,917	16,361
6.350%, 04/01/2019	705	820
6.250%, 04/01/2037	805	1,010
6.000%, 04/01/2041	2,500	3,055
5.850%, 09/15/2035	2,700	3,214
5.050%, 03/15/2034	2,070	2,267
5.012%, 08/21/2054 (A)	14,622	15,307
4.862%, 08/21/2046 (A)	26,144	27,737
4.750%, 11/01/2041	8,870	9,285
4.400%, 11/01/2034	10,940	11,152
Vodafone Group
7.875%, 02/15/2030	820	1,133
6.150%, 02/27/2037	130	158
4.375%, 02/19/2043	6,530	6,475
2.950%, 02/19/2023	2,775	2,745

		281,352

Utilities — 12.5%
AGL Capital
6.375%, 07/15/2016	100	107
5.875%, 03/15/2041	1,350	1,743
4.400%, 06/01/2043	1,325	1,436
3.500%, 09/15/2021	68	72
Alabama Power
5.200%, 06/01/2041	155	192
5.125%, 02/15/2019	195	218
American Transmission Systems
5.000%, 09/01/2044 (A)	1,135	1,294
Appalachian Power
7.000%, 04/01/2038	600	858
6.700%, 08/15/2037	50	68
5.800%, 10/01/2035	125	156
4.600%, 03/30/2021	605	677

11	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Arizona Public Service
8.750%, 03/01/2019	$455	$573
5.050%, 09/01/2041	50	60
4.500%, 04/01/2042	12	14
Baltimore Gas & Electric
6.350%, 10/01/2036	125	172
5.200%, 06/15/2033	1,620	1,961
Berkshire Hathaway Energy
6.500%, 09/15/2037	4,125	5,671
6.125%, 04/01/2036	6,396	8,463
5.950%, 05/15/2037	245	319
5.150%, 11/15/2043	2,000	2,420
4.500%, 02/01/2045	1,250	1,377
Boston Gas
4.487%, 02/15/2042 (A)	1,325	1,483
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.850%, 06/01/2034	4,203	4,421
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	5,712	6,647
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,406
4.500%, 01/15/2021	40	44
Cleco Power
6.000%, 12/01/2040	1,150	1,418
Commonwealth Edison
4.700%, 01/15/2044	1,195	1,413
3.700%, 03/01/2045	2,910	2,956
Connecticut Light & Power
2.500%, 01/15/2023	1,200	1,194
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,732
6.200%, 06/15/2036	65	87
5.850%, 04/01/2018	180	203
5.700%, 06/15/2040	40	51
5.500%, 12/01/2039	75	94
4.625%, 12/01/2054	910	1,025
4.450%, 03/15/2044	650	730
3.950%, 03/01/2043	3,030	3,125
Dominion Resources
5.950%, 06/15/2035	40	50
5.250%, 08/01/2033	5,765	6,770
4.900%, 08/01/2041	2,885	3,279
4.050%, 09/15/2042	1,000	1,022
DTE Electric
3.950%, 06/15/2042	80	86
3.900%, 06/01/2021	30	33
DTE Energy
6.375%, 04/15/2033	120	158
3.500%, 06/01/2024	930	964
Duke Energy
3.950%, 10/15/2023	3,285	3,561
3.550%, 09/15/2021	17	18
3.050%, 08/15/2022	3,380	3,452
2.150%, 11/15/2016	25	26
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	147
6.100%, 06/01/2037	2,010	2,690
6.050%, 04/15/2038	1,475	2,004
5.300%, 02/15/2040	5,760	7,354
4.000%, 09/30/2042	6,030	6,479
3.900%, 06/15/2021	50	55

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Duke Energy Florida
6.400%, 06/15/2038	$135	$192
Duke Energy Indiana
6.350%, 08/15/2038	3,575	5,088
4.900%, 07/15/2043	1,480	1,794
Duke Energy Progress
4.375%, 03/30/2044	1,630	1,840
4.100%, 05/15/2042	790	858
Duquesne Light Holdings
6.250%, 08/15/2035	2,500	3,157
El Paso Electric
5.000%, 12/01/2044	350	372
3.300%, 12/15/2022	925	928
Electricite de France
6.000%, 01/22/2114 (A)	10,805	12,903
5.250%, 12/29/2049 (A) (C)	720	763
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,248
Entergy Louisiana
4.440%, 01/15/2026	1,470	1,635
Eversource Energy
2.800%, 05/01/2023	1,335	1,316
Exelon
5.625%, 06/15/2035	1,320	1,596
Exelon Generation LLC
6.250%, 10/01/2039	5,580	6,862
5.750%, 10/01/2041	6,110	6,943
5.600%, 06/15/2042	3,538	4,074
5.200%, 10/01/2019	100	111
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	3,075	3,431
FirstEnergy, Ser C
7.375%, 11/15/2031	2,558	3,261
Florida Power & Light
5.960%, 04/01/2039	2,520	3,433
5.690%, 03/01/2040	5,073	6,757
5.650%, 02/01/2037	1,000	1,316
4.050%, 06/01/2042	3,460	3,762
4.050%, 10/01/2044	1,000	1,095
3.800%, 12/15/2042	2,215	2,315
Georgia Power
5.650%, 03/01/2037	105	133
5.400%, 06/01/2040	8,270	10,424
4.300%, 03/15/2042	10,295	11,292
4.300%, 03/15/2043	2,235	2,460
Gulf Power
4.550%, 10/01/2044	1,500	1,684
Iberdrola Finance Ireland
5.000%, 09/11/2019 (A)	750	837
Indiana Michigan Power
6.050%, 03/15/2037	280	360
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	710	969
4.875%, 11/01/2041 (A)	1,590	1,881
4.650%, 06/01/2043 (A)	4,350	5,133
International Transmission
4.625%, 08/15/2043 (A)	1,000	1,154
ITC Holdings
5.300%, 07/01/2043	1,340	1,589
3.650%, 06/15/2024	2,070	2,138
Jersey Central Power & Light
6.150%, 06/01/2037	275	333

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

John Sevier Combined Cycle Generation
4.626%, 01/15/2042	$3,104	$3,581
Kansas Gas & Electric
4.300%, 07/15/2044 (A)	3,275	3,655
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,500	3,157
Kentucky Utilities
5.125%, 11/01/2040	2,635	3,326
KeySpan Gas East
5.819%, 04/01/2041 (A)	4,801	6,326
Laclede Group
4.700%, 08/15/2044	1,500	1,633
Louisville Gas & Electric
4.650%, 11/15/2043	3,470	4,085
MidAmerican Energy MTN
6.750%, 12/30/2031	515	714
5.800%, 10/15/2036	916	1,194
4.800%, 09/15/2043	500	600
4.400%, 10/15/2044	600	683
Monongahela Power
5.400%, 12/15/2043 (A)	5,795	7,142
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	1,056
Nevada Power
6.650%, 04/01/2036	100	140
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	3,444	3,771
4.119%, 11/28/2042 (A)	2,000	2,115
NiSource Finance
5.950%, 06/15/2041	220	282
5.800%, 02/01/2042	900	1,124
Northern States Power
6.250%, 06/01/2036	1,176	1,624
6.200%, 07/01/2037	3,130	4,332
3.400%, 08/15/2042	685	673
2.600%, 05/15/2023	1,760	1,772
NSTAR Electric
4.400%, 03/01/2044	2,525	2,846
Oglethorpe Power
5.375%, 11/01/2040	1,915	2,313
5.250%, 09/01/2050	1,205	1,432
4.200%, 12/01/2042	4,100	4,234
Ohio Edison
8.250%, 10/15/2038	395	642
Oncor Electric Delivery
7.000%, 09/01/2022	175	225
6.800%, 09/01/2018	35	41
5.300%, 06/01/2042	5,279	6,696
5.250%, 09/30/2040	4,650	5,748
4.550%, 12/01/2041	4,580	5,281
One Gas
4.658%, 02/01/2044	500	582
Pacific Gas & Electric
6.250%, 03/01/2039	4,340	5,790
6.050%, 03/01/2034	8,809	11,554
5.800%, 03/01/2037	1,205	1,526
4.600%, 06/15/2043	3,520	3,928
4.300%, 03/15/2045	1,625	1,772
3.250%, 09/15/2021	18	19

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PacifiCorp
6.250%, 10/15/2037	$1,085	$1,493
6.000%, 01/15/2039	2,110	2,859
4.100%, 02/01/2042	2,645	2,849
PECO Energy
4.800%, 10/15/2043	1,505	1,804
Pennsylvania Electric
6.150%, 10/01/2038	3,600	4,372
6.050%, 09/01/2017	50	55
Piedmont Natural Gas
4.650%, 08/01/2043	830	985
Pipeline Funding LLC
7.500%, 01/15/2030 (A)	3,725	4,749
Potomac Electric Power
4.950%, 11/15/2043	950	1,138
PPL Electric Utilities
5.200%, 07/15/2041	1,100	1,379
PPL Energy Supply
4.600%, 12/15/2021	100	93
Progress Energy
4.400%, 01/15/2021	25	28
PSEG Power LLC
8.625%, 04/15/2031	4,103	5,999
5.125%, 04/15/2020	50	56
4.300%, 11/15/2023	2,155	2,299
4.150%, 09/15/2021	127	135
Public Service Electric & Gas MTN
4.000%, 06/01/2044	2,495	2,685
3.750%, 03/15/2024	2,150	2,325
3.650%, 09/01/2042	1,940	1,952
Public Service of Colorado
6.250%, 09/01/2037	2,010	2,850
4.300%, 03/15/2044	1,250	1,417
3.950%, 03/15/2043	5,970	6,416
Public Service of Oklahoma
4.400%, 02/01/2021	27	30
Puget Sound Energy
5.795%, 03/15/2040	130	173
San Diego Gas & Electric
6.000%, 06/01/2026	625	791
Saudi Electricity Global Sukuk 2
5.060%, 04/08/2043 (A)	2,060	2,173
Saudi Electricity Global Sukuk 3
5.500%, 04/08/2044 (A)	765	851
Sempra Energy
9.800%, 02/15/2019	50	64
6.000%, 10/15/2039	5,000	6,549
South Carolina Electric & Gas
5.450%, 02/01/2041	605	760
Southern California Edison
6.000%, 01/15/2034	175	234
5.950%, 02/01/2038	510	691
5.500%, 03/15/2040	70	91
4.650%, 10/01/2043	15,855	18,722
4.050%, 03/15/2042	7,405	7,980
Southern California Gas
4.450%, 03/15/2044	1,400	1,629
3.750%, 09/15/2042	1,840	1,918
Southern Power
5.250%, 07/15/2043	1,235	1,451
Southwestern Electric Power
6.200%, 03/15/2040	3,369	4,481

13	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southwestern Public Service
8.750%, 12/01/2018	$40	$50
4.500%, 08/15/2041	1,965	2,251
Tampa Electric
4.350%, 05/15/2044	850	952
Texas-New Mexico Power
6.950%, 04/01/2043 (A)	2,000	3,036
Tucson Electric Power
3.850%, 03/15/2023	2,250	2,338
Union Electric
8.450%, 03/15/2039	2,880	5,023
3.900%, 09/15/2042	300	320
Virginia Electric & Power
6.350%, 11/30/2037	630	889
4.650%, 08/15/2043	2,530	2,971
4.450%, 02/15/2044	1,970	2,251
Wisconsin Electric Power
4.250%, 06/01/2044	850	946
2.950%, 09/15/2021	3	3
Wisconsin Power & Light
4.100%, 10/15/2044	1,500	1,619

		439,254

Total Corporate Obligations (Cost $3,024,124) ($ Thousands)		3,235,846

MUNICIPAL BONDS — 1.9%
American Municipal Power, RB
6.053%, 02/15/2043	2,200	2,891
Arizona, Health Facilities Authority, Ser B, RB Callable 01/01/2017 @ 100
0.981%, 01/01/2037 (C)	800	726
City of Chicago, Build America Project, GO
6.257%, 01/01/2040	1,280	1,314
City of Houston, Ser A, GO
6.290%, 03/01/2032	2,800	3,462
City of Houston, Utility System Revenue, Ser B, RB
3.828%, 05/15/2028	1,600	1,725
City of New York, Build America Project, GO
5.985%, 12/01/2036	1,175	1,545
5.206%, 10/01/2031	750	869
Indianapolis, Local Public Improvement Bond Bank, Build America Project, Ser B, RB
6.116%, 01/15/2040	2,755	3,650
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	700
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,121
Metropolitan Water Reclamation District of Greater Chicago, Build America Project, GO
5.720%, 12/01/2038	2,040	2,601
Michigan State University, Build America Project, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	850	1,042

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Municipal Electric Authority of Georgia, Build America Project, RB
7.055%, 04/01/2057	$2,235	$2,642
6.637%, 04/01/2057	1,210	1,627
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	550	841
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	1,032
5.882%, 06/15/2044	500	682
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	6,305	7,798
Ohio State, Water Development Authority, RB
4.879%, 12/01/2034	1,795	2,089
Port Authority of New York & New Jersey, RB
4.926%, 10/01/2051	245	286
4.458%, 10/01/2062	1,025	1,120
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	3,605	4,540
State of California, Build America Project, GO
7.500%, 04/01/2034	3,635	5,513
7.300%, 10/01/2039	800	1,206
State of Connecticut, Ser A, GO
5.850%, 03/15/2032	2,210	2,787
State of Illinois, Build America Project, GO
7.350%, 07/01/2035	900	1,074
7.100%, 07/01/2035	1,000	1,149
State of Illinois, GO
5.100%, 06/01/2033	450	454
State of Texas, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,742
University of California, Build America Project, RB
5.770%, 05/15/2043	250	328
University of California, Ser AD, RB
4.858%, 05/15/2112	6,217	6,674
University of Texas, Build America Project, Ser B, RB
Callable 08/15/2019 @ 100
6.276%, 08/15/2041	60	69
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	554

Total Municipal Bonds (Cost $59,469) ($ Thousands)		65,853

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
FHLB
0.035%, 03/25/2015 (B)	$3,325	$3,325
FNMA
3.000%, 10/18/2032	1,040	992
Tennessee Valley Authority
5.375%, 04/01/2056	2,160	2,884

Total U.S. Government Agency Obligations (Cost $7,140) ($ Thousands)		7,201

SOVEREIGN DEBT — 0.1%
International Bank for Reconstruction & Development MTN
3.694%, 10/31/2030 (B)	2,605	1,612
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	2,425	3,149

Total Sovereign Debt (Cost $4,640) ($ Thousands)		4,761

ASSET-BACKED SECURITY — 0.0%

Other Asset-Backed Securities — 0.0%
321 Henderson Receivables LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (A)	534	578

Total Asset-Backed Security (Cost $534) ($ Thousands)		578

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% * †	115,234,742	115,235

Total Cash Equivalent (Cost $115,235) ($ Thousands)		115,235

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Bills
0.010%, 03/19/2015 (B)	31	31
U.S. Treasury Bonds
3.625%, 08/15/2043	21,494	25,993
3.125%, 08/15/2044	2,290	2,537
3.000%, 11/15/2044 (E)	48,215	52,207
U.S. Treasury Notes
2.000%, 02/15/2025	10,175	10,173
1.250%, 01/31/2020	1,025	1,013

Total U.S. Treasury Obligations (Cost $90,293) ($ Thousands)		91,954

Total Investments — 99.9% (Cost $3,301,435) ($ Thousands) ††		$3,521,428

The open futures contracts held by the Fund at February 28, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
CBT T-Bonds	(45)	Jun-2015	$24
U.S. 2-Year Treasury Note	(1,609)	Jun-2015	(112)
U.S. 5-Year Treasury Note	1,527	Jun-2015	239
U.S. 5-Year Treasury Note	(271)	Jun-2015	43
U.S. 10-Year Treasury Note	(374)	Jun-2015	(337)
U.S. 10-Year Treasury Note	121	Jun-2015	(20)
U.S. Long Treasury Bond	(57)	Mar-2015	89
U.S. Ultra Long Treasury Bond	272	Jun-2015	412

			$338

For the period ended February 28, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,525,194 ($ Thousands).

*	The rate reported is the 7-day effective yield as of February 28, 2015.

†	Investment in Affiliated Security

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $3,301,435 ($ Thousands), and the unrealized appreciation and depreciation were $236,454 ($ Thousands) and $(16,461) ($ Thousands), respectively.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2015.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2015. The coupon on a step bond changes on a specified date.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

15	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Corporate Bond Fund

February 28, 2015

The following is a list of the inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$3,235,846	$—	$3,235,846
Municipal Bonds	—	65,853	—	65,853
U.S. Government Agency Obligations	—	7,201	—	7,201
Sovereign Debt	—	4,761	—	4,761
Asset-Backed Security	—	578	—	578
Cash Equivalent	115,235	—	—	115,235
U.S. Treasury Obligations	—	91,954	—	91,954

Total Investments in Securities	$115,235	$3,406,193	$—	$3,521,428

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$807	$—	$—	$807
Unrealized Depreciation	(469)	—	—	(469)

Total Other Financial Instruments	$338	$—	$—	$338

*	Futures are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

Amounts designated as “—” are $O or have been rounded to $O.

16	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 45.4%

Consumer Discretionary — 1.6%
AutoZone
1.300%, 01/13/2017	$1,250	$1,254
CVS Health
1.200%, 12/05/2016	825	830
NBCUniversal Enterprise
0.938%, 04/15/2018 (A) (B)	1,400	1,410
0.790%, 04/15/2016 (A) (B)	2,765	2,774
Time Warner Cable
5.850%, 05/01/2017	950	1,036
TRW Automotive
7.250%, 03/15/2017 (B)	940	1,034
Walgreens Boots Alliance
0.682%, 05/18/2016 (A)	1,990	1,993
Whirlpool
1.350%, 03/01/2017	1,055	1,057

		11,388

Consumer Staples — 0.6%
BAT International Finance
1.400%, 06/05/2015 (B)	615	616
Heineken
0.800%, 10/01/2015 (B)	390	390
Mondelez International
0.775%, 02/01/2019 (A)	1,500	1,486
President and Fellows of Harvard College
6.300%, 10/01/2037	600	636
Reynolds American
1.050%, 10/30/2015	310	310
SABMiller Holdings
0.945%, 08/01/2018 (A) (B)	750	753
Sysco
1.450%, 10/02/2017	285	287

		4,478

Energy — 3.1%
BP Capital Markets
0.766%, 05/10/2018 (A)	1,500	1,499
0.700%, 11/06/2015	1,190	1,191
0.683%, 02/13/2018 (A)	1,000	1,001
0.608%, 02/10/2017 (A)	1,870	1,872
Chevron
0.427%, 11/15/2017 (A)	3,920	3,923
CNOOC Nexen Finance
1.625%, 04/30/2017	1,100	1,090
Devon Energy
0.781%, 12/15/2016 (A)	1,450	1,431
Enbridge
0.684%, 06/02/2017 (A)	1,575	1,550
Hess
1.300%, 06/15/2017	810	799
Kinder Morgan
2.000%, 12/01/2017	785	787
Petrobras Global Finance BV
2.603%, 03/17/2017 (A)	2,200	2,002
Schlumberger Norge
1.250%, 08/01/2017 (B)	205	205
Statoil
0.716%, 11/08/2018 (A)	1,150	1,146
TransCanada PipeLines
1.042%, 01/12/2018 (A)	1,800	1,801
0.750%, 01/15/2016	1,175	1,174

		21,471

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Financials — 29.0%
Abbey National Treasury Services
0.751%, 03/13/2017 (A)	$4,485	$4,487
0.665%, 09/29/2017 (A)	1,500	1,496
ABN AMRO Bank
1.056%, 10/28/2016 (A) (B)	850	856
0.645%, 06/06/2016 (A) (B)	1,950	1,948
American Express Credit MTN
1.125%, 06/05/2017	2,250	2,249
0.763%, 07/29/2016 (A)	2,480	2,488
American Honda Finance
0.636%, 05/26/2016 (A) (B)	750	752
Australia & New Zealand Banking Group
0.817%, 05/15/2018 (A)	625	627
Banco Santander Chile
1.152%, 04/11/2017 (A) (B)	1,200	1,195
Bank of America
5.300%, 03/15/2017	900	966
1.700%, 08/25/2017	1,100	1,105
1.500%, 10/09/2015	554	556
1.293%, 01/15/2019 (A)	1,000	1,013
1.250%, 01/11/2016	850	852
0.872%, 08/25/2017 (A)	2,790	2,786
Bank of Montreal MTN
1.300%, 07/14/2017	925	925
0.852%, 04/09/2018 (A)	1,000	1,006
0.773%, 07/15/2016 (A)	525	527
0.503%, 07/14/2017 (A)	750	749
Bank of New York Mellon MTN
0.719%, 09/11/2019 (A)	2,000	1,989
0.675%, 03/06/2018 (A)	700	700
Bank of Nova Scotia
1.300%, 07/21/2017	1,150	1,151
0.773%, 07/15/2016 (A)	2,465	2,477
Bank of Tokyo-Mitsubishi UFJ
1.450%, 09/08/2017 (B)	1,000	994
0.846%, 09/09/2016 (A) (B)	500	501
0.684%, 02/26/2016 (A) (B)	1,450	1,452
0.545%, 09/08/2017 (A) (B)	1,025	1,021
Barclays Bank MTN
6.050%, 12/04/2017 (B)	1,500	1,655
0.837%, 02/17/2017 (A)	2,675	2,683
BB&T MTN
1.101%, 06/15/2018 (A)	890	900
0.915%, 02/01/2019 (A)	800	802
Berkshire Hathaway Finance
0.553%, 01/12/2018 (A)	1,710	1,712
BNP Paribas MTN
0.830%, 12/12/2016 (A)	2,000	2,007
BPCE MTN
1.106%, 02/10/2017 (A)	1,000	1,007
Branch Banking & Trust
0.657%, 12/01/2016 (A)	2,130	2,133
Capital One
0.935%, 02/05/2018 (A)	1,100	1,102
Capital One Bank USA
1.300%, 06/05/2017	2,500	2,483
Capital One Financial
1.000%, 11/06/2015	2,450	2,453

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup
3.953%, 06/15/2016	$1,000	$1,035
1.800%, 02/05/2018	1,350	1,349
1.550%, 08/14/2017	750	749
1.250%, 01/15/2016	3,700	3,714
1.021%, 04/08/2019 (A)	1,000	1,000
0.963%, 11/24/2017 (A)	2,580	2,585
Citizens Bank MTN
1.600%, 12/04/2017	2,000	2,006
Commonwealth Bank of Australia MTN
0.505%, 09/08/2017 (A) (B)	1,250	1,249
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
2.125%, 10/13/2015	2,171	2,192
0.723%, 03/18/2016 (A)	1,850	1,857
Credit Agricole
1.106%, 10/03/2016 (A) (B)	2,025	2,038
Credit Suisse NY MTN
1.375%, 05/26/2017	1,275	1,277
0.943%, 01/29/2018 (A)	1,100	1,102
0.539%, 03/11/2016 (A)	3,200	3,200
Credit Suisse USA
5.375%, 03/02/2016	1,236	1,293
Daimler Finance North America LLC
1.375%, 08/01/2017 (B)	670	671
1.250%, 01/11/2016 (B)	1,885	1,894
1.115%, 08/01/2018 (A) (B)	800	803
0.935%, 08/01/2016 (A) (B)	3,010	3,027
Deutsche Bank
1.350%, 05/30/2017	1,250	1,251
0.938%, 02/13/2018 (A)	1,100	1,102
ERAC USA Finance LLC
1.400%, 04/15/2016 (B)	335	336
Export-Import Bank of Korea
1.003%, 01/14/2017 (A)	2,200	2,211
Fifth Third Bank
1.350%, 06/01/2017	2,000	2,002
0.644%, 02/26/2016 (A)	1,320	1,321
Ford Motor Credit LLC
1.724%, 12/06/2017	750	751
1.506%, 05/09/2016 (A)	820	826
1.500%, 01/17/2017	1,480	1,482
1.070%, 03/12/2019 (A)	1,000	992
0.755%, 09/08/2017 (A)	1,300	1,289
General Electric Capital MTN
5.625%, 09/15/2017	1,900	2,108
1.250%, 05/15/2017	1,000	1,005
0.965%, 04/02/2018 (A)	500	504
Goldman Sachs Group MTN
2.375%, 01/22/2018	2,900	2,953
1.455%, 04/30/2018 (A)	875	887
1.357%, 11/15/2018 (A)	1,375	1,386
1.043%, 12/15/2017 (A)	1,730	1,734
Harley-Davidson Financial Services MTN
3.875%, 03/15/2016 (B)	750	774
HSBC Bank
0.897%, 05/15/2018 (A) (B)	650	653
HSBC USA
1.300%, 06/23/2017	3,460	3,463
Huntington National Bank
1.375%, 04/24/2017	850	850
1.350%, 08/02/2016	1,000	1,003

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hyundai Capital America
1.625%, 10/02/2015 (B)	$870	$874
ING Bank
1.895%, 09/25/2015 (A) (B)	1,390	1,401
0.945%, 10/01/2019 (A) (B)	1,300	1,302
Intesa Sanpaolo
3.125%, 01/15/2016	650	660
JPMorgan Chase
1.212%, 01/23/2020 (A)	700	709
0.886%, 01/28/2019 (A)	1,000	1,000
0.855%, 02/26/2016 (A)	3,130	3,139
0.772%, 03/01/2018 (A)	1,100	1,100
KeyBank
0.752%, 11/25/2016 (A)	1,490	1,494
Korea Development Bank
0.882%, 01/22/2017 (A)	2,450	2,449
Macquarie Group
1.255%, 01/31/2017 (A) (B)	1,000	1,006
Manufacturers & Traders Trust
1.400%, 07/25/2017	1,150	1,151
0.630%, 01/30/2017 (A)	900	899
0.535%, 03/07/2016 (A)	1,210	1,210
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	740	741
0.632%, 04/10/2017 (A) (B)	2,175	2,180
Mizuho Bank
0.705%, 09/25/2017 (A) (B)	4,090	4,082
Morgan Stanley
5.950%, 12/28/2017	550	612
1.512%, 02/25/2016 (A)	4,120	4,155
1.106%, 01/24/2019 (A)	750	753
National Rural Utilities Cooperative Finance MTN
0.562%, 11/23/2016 (A)	1,270	1,271
Nissan Motor Acceptance
0.955%, 09/26/2016 (A) (B)	1,635	1,645
0.785%, 03/03/2017 (A) (B)	615	617
Nordea Bank
1.250%, 04/04/2017 (B)	1,250	1,247
Pentair Finance
1.350%, 12/01/2015	345	346
PNC Bank
0.573%, 04/29/2016 (A)	1,730	1,730
Pricoa Global Funding I MTN
1.150%, 11/25/2016 (B)	800	801
Principal Life Global Funding II
1.200%, 05/19/2017 (B)	1,000	999
1.125%, 09/18/2015 (B)	490	492
1.125%, 02/24/2017 (B)	550	551
1.000%, 12/11/2015 (B)	850	854
Prudential Financial MTN
1.037%, 08/15/2018 (A)	1,649	1,659
Royal Bank of Canada MTN
1.200%, 01/23/2017	500	503
0.850%, 03/08/2016	3,130	3,139
Royal Bank of Scotland Group
1.875%, 03/31/2017	800	803
Santander Bank
1.182%, 01/12/2018 (A)	1,250	1,250
Societe Generale
1.335%, 10/01/2018 (A)	2,500	2,542
Standard Chartered
0.575%, 09/08/2017 (A) (B)	2,000	1,990
Sumitomo Mitsui Banking
1.350%, 07/18/2015	650	652
0.684%, 01/10/2017 (A)	1,500	1,501

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SunTrust Bank
0.697%, 02/15/2017 (A)	$1,000	$999
Synchrony Financial
1.875%, 08/15/2017	760	761
1.485%, 02/03/2020 (A)	1,750	1,754
Toyota Motor Credit MTN
1.125%, 05/16/2017	650	653
Travelers
6.250%, 06/20/2016	2,000	2,141
UBS MTN
5.875%, 12/20/2017	1,000	1,117
0.897%, 08/14/2019 (A)	1,750	1,761
Union Bank
1.005%, 09/26/2016 (A)	400	402
US Bancorp MTN
0.656%, 04/25/2019 (A)	1,400	1,399
Ventas Realty ‡
1.550%, 09/26/2016	750	755
1.250%, 04/17/2017	285	284
Volkswagen Group of America Finance LLC
1.250%, 05/23/2017 (B)	750	749
0.701%, 11/20/2017 (A) (B)	1,500	1,500
Volkswagen International Finance
1.125%, 11/18/2016 (B)	2,040	2,042
0.696%, 11/18/2016 (A) (B)	2,010	2,014
Voya Financial
2.900%, 02/15/2018	650	669
Wachovia MTN
5.750%, 02/01/2018	2,710	3,032
WEA Finance LLC
1.750%, 09/15/2017 (B)	700	703
Wells Fargo MTN
1.400%, 09/08/2017	1,000	1,005
1.150%, 06/02/2017	1,250	1,251
0.935%, 01/30/2020 (A)	1,250	1,257
Western Union
2.375%, 12/10/2015	145	146
Westpac Banking
1.200%, 05/19/2017	700	701
0.867%, 01/17/2019 (A)	800	803

		203,136

Health Care — 3.4%
AbbVie
1.200%, 11/06/2015	2,300	2,307
1.015%, 11/06/2015 (A)	380	381
Actavis Funding SCS
1.300%, 06/15/2017	1,250	1,235
Amgen
2.125%, 05/15/2017	1,350	1,375
0.642%, 05/22/2017 (A)	3,080	3,083
Anthem
1.250%, 09/10/2015	211	212
Bayer US Finance LLC
0.504%, 10/07/2016 (A) (B)	1,600	1,600
Becton Dickinson
0.691%, 06/15/2016 (A)	850	850
Express Scripts Holding
2.650%, 02/15/2017	1,450	1,489
1.250%, 06/02/2017	1,750	1,748
GlaxoSmithKline Capital
0.700%, 03/18/2016	2,050	2,054
McKesson
1.292%, 03/10/2017	1,030	1,031
0.950%, 12/04/2015	395	396

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Medtronic
1.500%, 03/15/2018 (B)	$935	$937
Mylan
1.350%, 11/29/2016	950	949
Perrigo
1.300%, 11/08/2016	265	265
Providence Health & Services Obligated Group
1.055%, 10/01/2016 (A)	1,450	1,457
Roche Holdings
0.597%, 09/30/2019 (A) (B)	2,250	2,251
Thermo Fisher Scientific
1.300%, 02/01/2017	415	415

		24,035

Industrials — 1.8%
Air Lease
4.500%, 01/15/2016	1,000	1,025
2.125%, 01/15/2018	385	384
GATX
1.250%, 03/04/2017	525	523
Hutchison Whampoa International
1.625%, 10/31/2017 (B)	1,400	1,390
John Deere Capital MTN
0.461%, 12/15/2017 (A)	3,380	3,382
Norfolk Southern
5.750%, 01/15/2016	2,740	2,860
PACCAR Financial MTN
1.100%, 06/06/2017	1,170	1,170
Precision Castparts
0.700%, 12/20/2015	235	235
Rockwell Collins
0.591%, 12/15/2016 (A)	1,730	1,732

		12,701

Information Technology — 0.8%
Alibaba Group Holding
0.782%, 11/28/2017 (A) (B)	1,190	1,186
Fidelity National Information Services
1.450%, 06/05/2017	470	469
Hewlett-Packard
3.000%, 09/15/2016	2,200	2,265
1.193%, 01/14/2019 (A)	1,000	991
TSMC Global
0.950%, 04/03/2016 (B)	550	548

		5,459

Materials — 1.4%
Glencore Funding LLC
1.421%, 05/27/2016 (A) (B)	1,350	1,355
Monsanto
1.150%, 06/30/2017	1,425	1,429
0.456%, 11/07/2016 (A)	2,590	2,588
Rio Tinto Finance USA
1.083%, 06/17/2016 (A)	2,260	2,266
Xstrata Finance Canada
2.050%, 10/23/2015 (B)	2,250	2,262

		9,900

Telecommunication Services — 2.0%
AT&T
5.500%, 02/01/2018	1,500	1,650
British Telecommunications
1.250%, 02/14/2017	655	654
Thomson Reuters
1.650%, 09/29/2017	1,190	1,192

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Communications
1.991%, 09/14/2018 (A)	$935	$974
1.771%, 09/15/2016 (A)	1,310	1,332
1.350%, 06/09/2017	2,000	2,000
0.636%, 06/09/2017 (A)	2,520	2,519
Vodafone Group
0.642%, 02/19/2016 (A)	3,690	3,692

		14,013

Utilities — 1.7%
Dominion Gas Holdings LLC
1.050%, 11/01/2016	1,000	1,001
Duke Energy
0.636%, 04/03/2017 (A)	4,700	4,703
Duke Energy Progress
0.435%, 03/06/2017 (A)	1,710	1,709
Georgia Power
0.625%, 11/15/2015	2,700	2,702
NextEra Energy Capital Holdings
1.339%, 09/01/2015	900	903
Southern
1.300%, 08/15/2017	780	780

		11,798

Total Corporate Obligations (Cost $318,177) ($ Thousands)		318,379

ASSET-BACKED SECURITIES — 32.6%

Automotive — 18.9%
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	443	443
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	565	564
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.643%, 01/15/2019 (A)	2,465	2,473
Ally Master Owner Trust, Ser 2014-4, Cl A1
0.573%, 06/17/2019 (A)	775	775
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	1,950	1,956
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	2,245	2,247
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (B)	39	39
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (B)	229	229
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017 (B)	123	123
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/2018 (B)	177	177
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (B)	993	994

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl B
1.310%, 11/08/2017	$1,110	$1,113
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	254	254
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	923	923
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	1,700	1,701
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl C
2.720%, 09/09/2019	1,850	1,880
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.551%, 03/08/2017 (A)	108	108
AmeriCredit Automobile Receivables Trust, Ser 2014-4, Cl A3
1.270%, 07/08/2019	875	874
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.723%, 03/15/2020 (A) (B)	403	403
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.473%, 01/15/2021 (A) (B)	1,873	1,868
ARI Fleet Lease Trust, Ser 2013-A, Cl A3
0.920%, 07/15/2021 (B)	370	371
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	427	426
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/2018 (B)	1,468	1,474
California Republic Auto Receivables Trust, Ser 2014-2, Cl A2
0.540%, 03/15/2017	2,115	2,114
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	915	916
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/2016	661	662
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	520	521
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A2
1.180%, 12/20/2017	1,615	1,614
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (B)	25	25
CarMax Auto Owner Trust, Ser 2011-2, Cl A4
1.350%, 02/15/2017	1,018	1,021

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	$875	$884
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	44	44
CarMax Auto Owner Trust, Ser 2012-2, Cl A3
0.840%, 03/15/2017	507	507
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	196	196
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	225	226
CarMax Auto Owner Trust, Ser 2014-3, Cl A2
0.550%, 08/15/2017	1,770	1,769
Carnow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/2017 (B)	1,372	1,371
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.418%, 04/07/2024 (A) (B)	822	826
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.921%, 11/07/2023 (A) (B)	1,126	1,127
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.621%, 05/07/2024 (A) (B)	580	580
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.591%, 03/07/2026 (A) (B)	1,595	1,595
Chesapeake Funding LLC, Ser 2015-1A, Cl B
1.122%, 02/07/2027 (A) (B)	1,330	1,330
Chrysler Capital Auto Receivables Trust, Ser 2013-AA, Cl A2
0.610%, 11/15/2016 (B)	78	78
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	2,193	2,196
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	655	653
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/2020 (B)	560	560
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (B)	910	912
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (B)	1,210	1,210
Credit Acceptance Auto Loan Trust, Ser 2014-2A, Cl A
1.880%, 03/15/2022 (B)	2,250	2,250
DT Auto Owner Trust, Ser 2014-1A, Cl A
0.660%, 07/17/2017 (B)	181	181
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (B)	42	42
Enterprise Fleet Financing LLC, Ser 2012-2, Cl A2
0.720%, 04/20/2018 (B)	208	209

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (B)	$449	$449
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (B)	435	435
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (B)	2,225	2,224
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (B)	260	260
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	166	166
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (B)	933	934
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/2017 (B)	114	114
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/2018 (B)	601	601
First Investors Auto Owner Trust, Ser 2014-2A, Cl A2
0.860%, 08/15/2018 (B)	3,504	3,500
First Investors Auto Owner Trust, Ser 2014-3A, Cl A2
1.060%, 11/15/2018 (B)	1,855	1,852
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	1,760	1,764
Ford Credit Auto Owner Trust, Ser 2011-A, Cl D
3.210%, 07/15/2017	1,300	1,307
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	875	884
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	1,500	1,537
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	2,000	2,029
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.553%, 01/15/2018 (A)	665	665
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.643%, 09/15/2018 (A)	655	656
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	205	204
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A2
0.517%, 08/15/2019 (A)	2,035	2,032
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.664%, 06/20/2017 (A)	2,550	2,551
GE Dealer Floorplan Master Note Trust, Ser 2012-4, Cl A
0.614%, 10/20/2017 (A)	3,301	3,303

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GM Financial Automobile Leasing Trust, Ser 2014-1A, Cl A3
1.010%, 05/22/2017 (B)	$2,860	$2,862
GM Financial Automobile Leasing Trust, Ser 2014-2A, Cl A2
0.730%, 02/20/2017 (B)	1,980	1,980
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	242	242
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A3
0.650%, 07/16/2018	771	771
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.216%, 12/10/2027 (A) (B)	1,825	1,830
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/2016	262	262
Honda Auto Receivables Owner Trust, Ser 2014-3, Cl A3
0.880%, 07/15/2017	1,020	1,019
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	271	271
Hyundai Auto Receivables Trust, Ser 2011-A, Cl B
2.450%, 04/15/2016	114	114
Mercedes-Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	985	985
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A3
0.780%, 08/15/2017	496	497
Mercedes-Benz Auto Receivables Trust, Ser 2014-1, Cl A3
0.870%, 10/15/2018	1,075	1,073
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/2017 (B)	500	500
Motor, Ser 2013-1, Cl A1
0.671%, 02/25/2021 (A) (B)	168	168
Nissan Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.500%, 05/15/2017	361	361
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.643%, 05/15/2017 (A)	1,895	1,896
Nissan Master Owner Trust Receivables, Ser 2013-A, Cl A
0.473%, 02/15/2018 (A)	500	500
Oscar US Funding Trust, Ser 2014-1A, Cl A2
1.000%, 08/15/2017 (B)	2,040	2,037
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (B)	665	666
Porsche Innovative Lease Owner Trust, Ser 2014-1, Cl A3
1.030%, 11/20/2017 (B)	2,000	2,002

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prestige Auto Receivables Trust, Ser 2012-1A, Cl A3
1.760%, 10/16/2017 (B)	$494	$496
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (B)	667	668
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A3
1.330%, 05/15/2019 (B)	600	601
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (B)	2,550	2,549
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl C
3.780%, 11/15/2017	1,725	1,742
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl C
3.010%, 04/16/2018	1,075	1,087
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	1,175	1,209
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/2017	1,269	1,270
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl B
1.560%, 08/15/2018	549	550
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl B
3.240%, 05/15/2017	832	850
1.330%, 05/15/2017	371	372
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl A3
0.700%, 09/15/2017	493	493
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A3
0.700%, 10/16/2017	611	611
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl B
2.160%, 01/15/2020	1,370	1,385
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2B
0.553%, 04/17/2017 (A)	78	78
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl A2A
0.660%, 06/15/2017	241	241
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl A2A
0.670%, 01/16/2018	2,655	2,653
SMART Trust, Ser 2011-4USA, Cl A4A
2.280%, 08/14/2017 (B)	871	874
SMART Trust, Ser 2011-4USA, Cl A4B
1.517%, 08/14/2017	1,045	1,047
SMART Trust, Ser 2014-1US, Cl A2B
0.467%, 07/14/2016 (A)	1,968	1,967

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (B)	$28	$28
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl A
1.030%, 09/17/2018 (B)	640	640
Susquehanna Auto Receivables Trust, Ser 2014-1, Cl A3
1.000%, 02/15/2018	1,200	1,200
Toyota Auto Receivables Owner Trust, Ser 2013-A, Cl A3
0.550%, 01/17/2017	216	216
Volkswagen Auto Lease Trust, Ser 2013-A, Cl A3
0.840%, 07/20/2016	365	365
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.524%, 07/22/2019 (A) (B)	1,250	1,249
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (B)	830	831
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	605	604
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/2018 (B)	721	721
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/2017 (B)	1,332	1,330
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (B)	2,115	2,114
Wheels SPV LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	2,130	2,126
World Omni Automobile Lease Securitization Trust, Ser 2014-A, Cl A3
1.160%, 09/15/2017	2,000	2,005
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.523%, 02/15/2018 (A) (B)	4,105	4,106

		132,815

Credit Cards — 3.3%
American Express Credit Account Master Trust, Ser 2012-2, Cl B
0.990%, 03/15/2018	565	566
American Express Credit Account Master Trust, Ser 2013-3, Cl A
0.980%, 05/15/2019	455	455
Barclays Dryrock Issuance Trust, Ser 2013-1, Cl A
0.512%, 07/16/2018 (A)	360	360
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.533%, 12/16/2019 (A)	805	804
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
0.823%, 08/16/2021 (A)(B)	395	398

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/2019	$900	$899
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/2020	1,000	1,003
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.422%, 04/15/2019 (A)	1,750	1,740
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	1,760	1,763
Chase Issuance Trust, Ser 2014-A6, Cl A6
1.260%, 07/15/2019	1,150	1,150
Citibank Credit Card Issuance Trust, Ser 2013-A6, Cl A6
1.320%, 09/07/2018	2,640	2,656
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	1,035	1,034
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/2019	2,000	2,002
Citibank Credit Card Issuance Trust, Ser 2014-A7, Cl A7
0.372%, 08/24/2018 (A)	500	500
Discover Card Execution Note Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/2017	301	301
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/2019	1,045	1,046
Golden Credit Card Trust, Ser 2012-3A, Cl A
0.617%, 07/17/2017 (A) (B)	1,465	1,466
Golden Credit Card Trust, Ser 2013-2A, Cl A
0.603%, 09/15/2018 (A) (B)	1,120	1,122
Golden Credit Card Trust, Ser 2014-1A, Cl A
0.481%, 03/15/2019 (A) (B)	1,170	1,169
Master Credit Card Trust II, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (B)	420	420
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	2,250	2,254

		23,108

Mortgage Related Securities — 1.1%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.848%, 01/25/2035 (A)	486	478
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.891%, 10/25/2034 (A)	2,086	2,049
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-HE3, Cl M2
1.188%, 03/25/2035 (A)	1,326	1,312

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A4
0.541%, 07/25/2034 (A) (B)	$75	$74
Master Asset-Backed Securities Trust, Ser 2005-HE1, Cl M2
0.846%, 05/25/2035 (A)	1,522	1,521
Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Cl A2C
0.371%, 08/25/2036 (A)	368	363
Option One Mortgage Loan Trust Asset-Backed Certificates, Ser 2005-4, Cl A3
0.431%, 11/25/2035 (A)	163	161
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.671%, 02/25/2035 (A)	522	515
RASC Trust, Ser 2005-KS8, Cl M1
0.581%, 08/25/2035 (A)	1,045	1,040

		7,513

Other Asset-Backed Securities — 9.3%
Apidos CLO XII, Ser 2013-12A, Cl A
1.353%, 04/15/2025 (A) (B)	1,100	1,082
Avalon IV Capital, Ser 2014-1AR, Cl AR
1.398%, 04/17/2023 (A) (B)	840	838
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD2, Cl 2A1
0.831%, 12/25/2044 (A)	299	300
Carlyle Global Market Strategies CLO, Ser 2013-2A, Cl A
1.407%, 04/18/2025 (A) (B)	325	321
Carlyle Global Market Strategies CLO, Ser 2014-2AR, Cl A1R
1.557%, 07/20/2023 (A) (B)	745	744
Cent CLO, Ser 2014-16AR, Cl A1AR
1.505%, 08/01/2024 (A) (B)	2,220	2,217
Cent CLO, Ser 2014-20A, Cl A
1.724%, 01/25/2026 (A) (B)	1,850	1,841
CIFC Funding, Ser 2013-1A, Cl A1
1.404%, 04/16/2025 (A) (B)	1,060	1,046
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (B)	3,000	2,997
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	167	167
CNH Equipment Trust, Ser 2014-C, Cl A2
0.630%, 12/15/2017	3,595	3,591
Dell Equipment Finance Trust, Ser 2014-1, Cl A3
0.940%, 06/22/2020 (B)	1,400	1,400
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.607%, 04/18/2026 (A) (B)	1,315	1,305
GE Equipment Midticket LLC, Ser 2011-1, Cl A4
1.420%, 05/23/2016	63	63
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	73	73

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Equipment Midticket LLC, Ser 2013-1, Cl A2
0.640%, 03/22/2016	$61	$61
GE Equipment Midticket LLC, Ser 2014-1, Cl A3
1.140%, 05/22/2018	2,000	2,001
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/2017 (B)	1,020	1,018
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/2016	583	583
GE Equipment Transportation LLC, Ser 2013-1, Cl A3
0.690%, 11/25/2016	237	237
GE Equipment Transportation LLC, Ser 2013-2, Cl A2
0.610%, 06/24/2016	275	275
Gramercy Park CLO, Ser 2014-1AR, Cl A1R
1.557%, 07/17/2023 (A) (B)	1,000	993
HLSS Servicer Advance Receivables Trust, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (B)	2,300	2,283
HLSS Servicer Advance Receivables Trust, Ser 2013-T1, Cl B2
1.744%, 01/16/2046 (B)	1,095	1,095
ING IM CLO, Ser 2014-1A, Cl A1
1.757%, 04/18/2026 (A) (B)	1,310	1,306
ING IM CLO, Ser 2014-1RA, Cl A1R
1.441%, 03/14/2022 (A) (B)	800	800
ING IM CLO, Ser 2014-1RA, Cl A2R
2.091%, 03/14/2022 (A) (B)	1,400	1,395
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	175	175
John Deere Owner Trust, Ser 2012-B, Cl A4
0.690%, 01/15/2019	1,995	1,993
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	1,141	1,141
John Deere Owner Trust, Ser 2014-A, Cl A3
0.920%, 04/16/2018	1,515	1,515
JPMorgan Mortgage Acquisition, Ser 2005-FD1, Cl M1
0.906%, 07/25/2035 (A)	319	317
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/2017 (B)	464	463
Limerock CLO II, Ser 2014-2A, Cl A
1.757%, 04/18/2026 (A) (B)	1,250	1,248
Macquarie Equipment Funding Trust, Ser 2014-A, Cl A2
0.800%, 11/21/2016 (B)	2,000	2,003
Madison Park Funding, Ser 2007-4A, Cl A1B
0.547%, 03/22/2021 (A) (B)	580	565
Magnetite IX, Ser 2014-9A, Cl A1
1.676%, 07/25/2026 (A) (B)	1,265	1,262

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MMAF Equipment Finance LLC, Ser 2011-AA, Cl A4
2.100%, 07/15/2017 (B)	$2,246	$2,265
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	1,645	1,634
Morgan Stanley Capital I Trust, Ser 2005-WMC5, Cl M3
0.903%, 06/25/2035 (A)	117	117
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.418%, 03/25/2021 (A)	3,724	3,720
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
1.723%, 04/15/2026 (A) (B)	955	954
New York City Tax Lien, Ser 2013-A, Cl A
1.190%, 11/10/2026 (B)	27	27
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.377%, 07/17/2025 (A) (B)	1,000	982
OHA Credit Partners VIII, Ser 2013-8A, Cl A
1.351%, 04/20/2025 (A) (B)	690	678
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.177%, 04/20/2021 (A) (B)	548	548
Race Point VI CLO, Ser 2014-6RA, Cl BR
2.413%, 05/24/2023 (A) (B)	1,650	1,651
SLM Private Education Loan Trust, Ser 2011-B, Cl A1
1.023%, 12/16/2024 (A) (B)	310	311
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.326%, 07/25/2023 (A)	1,730	1,728
SLM Student Loan Trust, Ser 2006-9, Cl A4
0.326%, 10/25/2022 (A)	836	835
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.256%, 07/25/2017 (A)	36	36
SLM Student Loan Trust, Ser 2007-3, Cl A2
0.266%, 10/25/2017 (A)	36	36
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.806%, 10/25/2017 (A)	34	34
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.173%, 10/15/2024 (A) (B)	2,699	2,709
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	1,065	1,063
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.401%, 07/25/2036 (A) (B)	1,925	1,914
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.321%, 02/25/2036 (A)	570	563
Symphony CLO VIII, Ser 2014-8AR, Cl BR
2.002%, 01/09/2023 (A) (B)	1,660	1,659

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Voya CLO, Ser 2014-3A, Cl A1
1.676%, 07/25/2026 (A) (B)	$910	$905

		65,083

Total Asset-Backed Securities (Cost $228,733) ($ Thousands)		228,519

MORTGAGE-BACKED SECURITIES — 17.4%

Agency Mortgage-Backed Obligations — 4.9%
FHLMC
5.000%, 12/01/2018 to 06/01/2026	2,156	2,286
4.000%, 05/01/2019 to 04/01/2020	1,945	2,058
1.250%, 12/05/2017	500	499
FHLMC ARM
2.375%, 05/01/2036 (A)	176	188
2.218%, 02/01/2022 (A)	166	172
2.168%, 02/01/2030 (A)	149	158
FHLMC CMO, Ser 2003-2676, Cl CY
4.000%, 09/15/2018	146	154
FHLMC CMO, Ser 2004-2764, Cl OE
4.500%, 03/15/2019	208	218
FHLMC CMO, Ser 2009-3570, Cl A
4.500%, 06/15/2024	541	572
FHLMC CMO, Ser 2010-3634, Cl EA
4.000%, 11/15/2023	169	171
FHLMC Multifamily Structured Pass-Through Certificates, Ser K703, Cl A1
1.873%, 01/25/2018	622	628
FNMA
6.000%, 01/01/2027 to 04/01/2040	589	670
5.000%, 04/01/2020 to 03/01/2025	2,656	2,834
4.500%, 05/01/2023	614	659
1.940%, 01/01/2017	479	480
FNMA ARM
2.340%, 01/01/2029 (A)	16	17
2.248%, 11/01/2023 (A)	41	42
2.245%, 11/01/2025 (A)	13	14
2.194%, 09/01/2024 (A)	138	144
2.129%, 09/01/2024 (A)	55	57
2.041%, 05/01/2028 (A)	68	72
1.375%, 11/01/2021 (A)	24	24
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	55	60
FNMA CMO, Ser 2001-33, Cl FA
0.621%, 07/25/2031 (A)	34	35
FNMA CMO, Ser 2002-56, Cl MC
5.500%, 09/25/2017	530	560
FNMA CMO, Ser 2002-64, Cl FG
0.423%, 10/18/2032 (A)	38	39
FNMA CMO, Ser 2002-77, Cl CB
5.000%, 12/25/2017	154	161
FNMA CMO, Ser 2008-15, Cl EL
4.250%, 06/25/2022	265	267
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	209	216
FNMA CMO, Ser 2008-47, Cl FA
0.671%, 06/25/2023 (A)	186	188

9	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2010-64, Cl EH
5.000%, 10/25/2035	$100	$102
FNMA CMO, Ser 2011-109, Cl PK
4.000%, 08/25/2041	188	198
FNMA CMO, Ser 2011-6, Cl BA
2.750%, 06/25/2020	502	515
FNMA TBA
3.500%, 03/01/2041	3,850	4,083
3.000%, 03/15/2030	8,028	8,405
GNMA ARM
2.500%, 09/20/2039 (A)	286	305
GNMA CMO, Ser 2006-47, Cl AC
5.000%, 02/16/2033	363	376
GNMA CMO, Ser 2009-10, Cl JA
4.500%, 03/16/2034	278	289
GNMA CMO, Ser 2009-104, Cl NJ
4.250%, 07/20/2036	178	181
GNMA CMO, Ser 2009-113, Cl MJ
4.000%, 03/16/2023	603	623
GNMA CMO, Ser 2009-93, Cl ND
3.500%, 04/20/2037	235	239
GNMA CMO, Ser 2010-30, Cl QE
4.000%, 06/20/2038	434	449
GNMA CMO, Ser 2010-86, Cl PG
3.000%, 01/20/2036	318	322
GNMA CMO, Ser 2011-106, Cl ME
3.000%, 06/20/2038	970	987
GNMA CMO, Ser 2011-110, Cl A
2.237%, 03/16/2033	205	206
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	355	361
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.621%, 10/07/2020 (A)	639	643
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 2A
1.840%, 10/07/2020	8	8
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.538%, 11/06/2017 (A)	318	319
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.621%, 01/08/2020 (A)	767	772
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.568%, 02/06/2020 (A)	465	467
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.551%, 03/06/2020 (A)	121	121
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.551%, 05/07/2020 (A)	401	402

		34,016

Non-Agency Mortgage-Backed Obligations — 12.5%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
0.956%, 06/15/2028 (A)(B)	750	749

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/2045	$1,433	$1,442
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.646%, 07/25/2035 (A)(B)	441	407
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.688%, 11/25/2035 (A)(B)	54	50
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.551%, 02/25/2036 (A)(B)	141	110
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.618%, 06/25/2035 (A)(B)	192	177
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.664%, 08/25/2035 (A)(B)	336	301
Bear Stearns Commercial Mortgage Securities Trust, Ser 2004-PWR4, Cl A3
5.468%, 06/11/2041 (A)	10	10
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW14, Cl A4
5.201%, 12/11/2038	740	780
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW10, Cl A4
5.405%, 12/11/2040 (A)	715	729
Bear Stearns Commercial Mortgage Securities Trust, Ser 2066-PW11, Cl A1A
5.435%, 03/11/2039 (A)	1,659	1,717
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	176	178
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.140%, 10/12/2042 (A)	850	860
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.435%, 03/11/2039 (A)	954	979
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/2041	733	766
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.123%, 08/15/2029 (A)(B)	1,000	1,002
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl A4
5.226%, 07/15/2044 (A)	1,555	1,570
CD Mortgage Trust, Ser 2006-CD2, Cl A4
5.304%, 01/15/2046 (A)	2,693	2,755
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	1,350	1,468

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.708%, 02/25/2035 (A) (B)	$41	$39
CHL Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
2.499%, 02/20/2036 (A) (B)	253	211
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.150%, 12/10/2049 (A)	1,155	1,262
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	251	251
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
0.922%, 06/15/2033 (A) (B)	1,695	1,686
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	1,650	1,740
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.577%, 09/25/2034 (A) (B)	77	77
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.682%, 03/25/2036 (A) (B)	302	276
COMM Mortgage Trust, Ser 2006-C7, Cl A4
5.747%, 06/10/2046 (A)	2,147	2,231
COMM Mortgage Trust, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (B)	629	633
COMM Mortgage Trust, Ser 2012-CR2, Cl A1
0.824%, 08/15/2045	180	180
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	320	319
COMM Mortgage Trust, Ser 2012-CR5, Cl A1
0.673%, 12/10/2045	344	343
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	501	500
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	1,889	1,899
COMM Mortgage Trust, Ser 2014-BBG, Cl A
0.972%, 03/15/2029 (A) (B)	2,720	2,712
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	168	168
Commercial Mortgage Trust, Ser 2012-LC4, Cl A1
1.156%, 12/10/2044	47	47
Credit Suisse Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	372	390
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	710	724
FDIC Commercial Mortgage Trust, Ser 2012-C1, Cl A
0.841%, 05/25/2035 (A) (B)	149	149

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FDIC Guaranteed Notes Trust, Ser 2010-S1, Cl 1A
0.720%, 02/25/2048 (A) (B)	$819	$819
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M1
1.155%, 02/25/2024 (A) (B)	361	361
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.021%, 04/25/2024 (A) (B)	1,012	1,010
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.121%, 05/25/2024 (A) (B)	719	713
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.121%, 05/25/2024 (A) (B)	569	562
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.371%, 07/25/2024 (A) (B)	1,970	1,962
FNMA, Ser C11, Cl A2
3.085%, 08/15/2046	1,380	1,438
GE Capital Commercial Mortgage, Ser 2005-C3, Cl A7A
4.974%, 07/10/2045 (A)	1,525	1,529
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.315%, 11/10/2045 (A)	1,495	1,514
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
2.956%, 11/19/2035 (A) (B)	313	292
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	221	221
GS Mortgage Securities Trust, Ser 2006-GG8, Cl A4
5.560%, 11/10/2039	980	1,032
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	2,399	2,454
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	356	358
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.655%, 07/25/2035 (A) (B)	389	354
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.891%, 01/25/2036 (A) (B)	431	399
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.702%, 05/25/2047 (A) (B)	356	293
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.067%, 07/15/2029 (A) (B)	4,200	4,173
Hilton USA Trust, Ser 2013-HLF, Cl AFL
1.171%, 11/05/2030 (A) (B)	557	557
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV2C
0.748%, 07/25/2034 (A) (B)	531	528
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.928%, 01/25/2035 (A) (B)	100	91

11	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Impac CMB Trust, Ser 2005-2, Cl 1A1
0.688%, 04/25/2035 (A) (B)	$112	$103
Impac CMB Trust, Ser 2005-3, Cl A1
0.648%, 08/25/2035 (A) (B)	103	92
Impac CMB Trust, Ser 2005-5, Cl A1
0.808%, 08/25/2035 (A) (B)	83	74
Impac CMB Trust, Ser 2005-8, Cl 1A
0.428%, 02/25/2036 (A) (B)	272	235
JP Morgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	90	90
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	1,665	1,731
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A1
1.266%, 04/15/2047	2,262	2,258
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP2, Cl A4
4.738%, 07/15/2042	786	786
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP3, Cl A4A
4.936%, 08/15/2042 (A)	2,495	2,507
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (A)	1,283	1,295
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP7, Cl A4
5.876%, 04/15/2045 (A)	520	540
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	231	232
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (B)	575	580
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl A1
0.705%, 10/15/2045	76	76
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	644	646
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.073%, 10/15/2029 (A) (B)	3,005	2,992
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.372%, 08/15/2027 (A) (B)	1,225	1,224
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.528%, 08/25/2035 (A) (B)	196	192

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.581%, 05/25/2037 (A) (B)	$232	$199
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.838%, 06/15/2038 (A)	2,152	2,247
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.441%, 04/25/2035 (A) (B)	103	99
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (A)	1,493	1,522
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
2.842%, 06/25/2037 (A) (B)	393	330
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	314	333
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	105	105
Morgan Stanley Capital I Trust, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	49	49
Morgan Stanley Capital I Trust, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	606	609
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A1
1.085%, 03/15/2045	456	458
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	403	402
MortgageIT Trust, Ser 2005-5, Cl A1
0.431%, 12/25/2035 (A) (B)	380	348
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.431%, 04/25/2035 (A) (B)	1,060	1,062
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.477%, 11/15/2038 (A) (B)	159	149
Paragon Mortgages, Ser 2007-15A, Cl A2C
0.351%, 12/15/2039 (A) (B)	386	360
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
3.823%, 07/27/2037 (A) (B)	295	249
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.436%, 01/20/2035 (A) (B)	46	43
Silverstone Master Issuer, Ser 2012-1A, Cl 1A
1.806%, 01/21/2055 (A) (B)	225	227
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	461	460
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	287	285

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A1
0.673%, 12/10/2045	$248	$247
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A1
0.779%, 03/10/2046	643	640
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.242%, 10/15/2044 (A)	440	445
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.269%, 12/15/2044 (A)	943	957
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C27, Cl A1A
5.749%, 07/15/2045 (A)	1,148	1,206
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.324%, 03/25/2036 (A) (B)	418	387
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	286	285
Wells Fargo Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	325	327
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.618%, 01/25/2035 (A) (B)	180	179
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.609%, 07/25/2036 (A) (B)	356	347
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.494%, 09/25/2036 (A) (B)	209	194
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.501%, 02/15/2044 (B)	368	370
WFRBS Commercial Mortgage Trust, Ser 2011-C2A2, Cl A2
3.791%, 02/15/2044 (B)	3,160	3,211
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/2045	402	402
WFRBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	459	460
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	468	467

		87,860

Total Mortgage-Backed Securities (Cost $121,975) ($ Thousands)		121,876

MUNICIPAL BONDS — 3.9%
Chicago, Midway International Airport, Ser C, RB
1.320%, 01/01/2016	590	590

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

El Paso, GO
1.049%, 08/15/2016	$1,090	$1,088
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/2016	1,165	1,173
Harris County, Toll Road Project, Ser Senior, RB
2.440%, 08/15/2015	1,420	1,431
Hawaii State, Ser ES, GO
0.731%, 08/01/2016	2,245	2,245
Illinois State, Ser B, GO
1.780%, 04/01/2016	1,600	1,605
Intermountain Power Agency, Sub-Ser B, RB
0.785%, 07/01/2016	1,655	1,648
Louisville, Regional Airport Authority, Ser C, RB
0.769%, 07/01/2016	2,245	2,243
Maine State, Municipal Bond Bank, Liquor Revenue, RB
1.068%, 06/01/2015	1,030	1,031
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	1,265	1,264
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/2016	7,290	7,274
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/2016	2,800	2,785
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	265	272
Orange County, Ser A , RB
0.580%, 11/02/2015	1,215	1,214
University of California, Ser Y-1, RB Callable 01/01/2017 @ 100
0.672%, 07/01/2041 (A)	1,310	1,310

Total Municipal Bonds (Cost $27,205) ($ Thousands)		27,173

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
FFCB
0.450%, 04/18/2016	2,550	2,551
FHLB
1.625%, 04/13/2017	2,900	2,925
1.450%, 01/30/2018	3,750	3,757
1.000%, 03/11/2016	4,250	4,279
FHLMC
1.200%, 08/21/2017	2,200	2,195
0.800%, 11/18/2016	5,200	5,199

Total U.S. Government Agency Obligations (Cost $20,914) ($ Thousands)		20,906

13	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

SOVEREIGN DEBT — 0.5%
Province of Ontario
1.600%, 09/21/2016	$3,700	$3,750

Total Sovereign Debt (Cost $3,748) ($ Thousands)		3,750

U.S. TREASURY OBLIGATION — 1.5%
U.S. Treasury Notes
0.084%, 04/30/2016 (A)	10,600	10,601

Total U.S. Treasury Obligation (Cost $10,601) ($ Thousands)		10,601

REPURCHASE AGREEMENT (C) — 0.4%
BNP Paribas
0.080%, dated 02/27/15, to be repurchased on 03/02/15, repurchase price $2,600,017 (collateralized by various FNMA/FMAC obligations, 3.500%-7.000%, 06/01/2016-12/01/2043, par values ranging from $7,074-$4,547,656; total market value $2,652,000)	2,600	2,600

Total Repurchase Agreement (Cost $2,600) ($ Thousands)		2,600

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% * †	1,744,598	1,745

Total Cash Equivalent (Cost $1,745) ($ Thousands)		1,745

Total Investments — 105.0% (Cost $735,698) ($ Thousands) ††		$735,549

The open futures contracts held by the Fund at February 28, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	(48)	Jun-2015	$3
U.S. 5-Year Treasury Note	7	Jun-2015	(1)
U.S. 10- Year Treasury Note	(53)	Jun-2015	6

			$8

For the period ended February 28, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $700,822 ($ Thousands).

*	The rate reported is the 7-day effective yield as of February 28, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2015.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Tri-Party Repurchase Agreement.

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $735,698 ($ Thousands), and the unrealized appreciation and depreciation were $1,983 ($ Thousands) and $(2,132) ($ Thousands), respectively.

AMBAC — American Municipal Bond Assurance Corporation

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Company

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

Re-REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SPV — Special Purpose Vehicle

TBA — To Be Announced

The following is a summary of the inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$318,379	$—	$318,379
Asset-Backed Securities	—	228,519	—	228,519
Mortgage-Backed Securities	—	121,876	—	121,876
Municipal Bonds	—	27,173	—	27,173
U.S. Government Agency Obligations	—	20,906	—	20,906
Sovereign Debt	—	3,750	—	3,750
Repurchase Agreement	—	2,600	—	2,600
Cash Equivalent	1,745	—	—	1,745
U.S. Treasury Obligation	—	10,601	—	10,601

Total Investments in Securities	$1,745	$733,804	$—	$735,549

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$9	$—	$—	$9
Unrealized Depreciation	(1)	—	—	(1)

Total Other Financial Instruments	$8	$—	$—	$8

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

During the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended February 28, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

Amounts designated as “-” are $0 or have been rounded to $0.

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2015

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 93.9%

Angola — 0.0%
Republic of Angola via Northern Lights III
7.000%, 08/16/2019		722	$715

Argentina — 0.8%
Republic of Argentina
8.280%, 12/31/2033		—	—
7.000%, 10/03/2015		1,363	1,356
7.000%, 04/17/2017		4,854	4,729
6.000%, 03/31/2023 (A)		1,154	1,455
0.084%, 12/15/2035 (B)		1,548	145
0.044%, 12/15/2035 (B)		31,255	2,907
0.000%, 03/31/2023 (A) (B)		1,680	2,118
YPF
8.750%, 04/04/2024 (C)		1,014	1,026

			13,736

Azerbaijan — 0.7%
International Bank of Azerbaijan
5.625%, 06/11/2019		2,100	1,866
Republic of Azerbaijan
4.750%, 03/18/2024		2,100	2,122
4.750%, 03/18/2024 (C)		1,911	1,931
State Oil of the Azerbaijan Republic
5.450%, 02/09/2017		1,159	1,185
4.750%, 03/13/2023		6,281	5,906

			13,010

Barbados — 0.1%
Columbus International
7.375%, 03/30/2021 (C)		1,852	1,959

Belize — 0.2%
Republic of Belize
6.767%, 08/20/2017 (D)		5,425	3,966

Bermuda — 0.2%
Government of Bermuda
4.854%, 02/06/2024		2,150	2,260
4.138%, 01/03/2023 (C)		880	873

			3,133

Bolivia — 0.4%
Government of Bolivia
5.950%, 08/22/2023		7,076	7,430

Bosnia and Herzegovina — 0.0%
Republic of Bosnia & Herzegovina
2.063%, 12/11/2021 (B)	DEM	1,248	605

Brazil — 9.4%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019		100	107
6.500%, 06/10/2019 (C)		720	772
5.750%, 09/26/2023		330	336

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

5.500%, 07/12/2020		200	$207
5.500%, 07/12/2020 (C)		400	414
Brazil Letras do Tesouro Nacional
12.983%, 01/01/2016 (E)	BRL	24,150	7,617
12.154%, 01/01/2017 (E)	BRL	36,062	10,101
11.769%, 07/01/2018 (E)	BRL	26,243	6,198
8.185%, 01/01/2018 (E)	BRL	22,857	5,716
Brazil Loan Trust 1
5.477%, 07/24/2023 (C)		3,076	3,045
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		215	205
Brazil Notas do Tesouro Nacional Serie B
14.253%, 08/15/2020	BRL	5,660	5,078
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2017	BRL	41,200	13,793
10.000%, 01/01/2018	BRL	25,766	8,507
10.000%, 01/01/2021	BRL	37,688	11,974
10.000%, 01/01/2023	BRL	36,765	11,480
10.000%, 01/01/2025	BRL	82,492	25,296
BRF
4.750%, 05/22/2024 (C)		2,067	2,039
Caixa Economica Federal
4.250%, 05/13/2019		300	293
CIMPOR Financial Operations
5.750%, 07/17/2024 (C)		821	651
Cosan Luxembourg
5.000%, 03/14/2023 (C)		946	844
ESAL GmbH
6.250%, 02/05/2023 (C)		1,241	1,201
Federal Republic of Brazil
10.125%, 05/15/2027		1,309	1,977
8.875%, 04/15/2024		445	581
8.250%, 01/20/2034		11,371	14,697
7.125%, 01/20/2037		9,820	11,686
5.625%, 01/07/2041		800	800
5.000%, 01/27/2045		5,090	4,601
4.875%, 01/22/2021		440	460
4.250%, 01/07/2025		4,354	4,202
2.625%, 01/05/2023		410	362
JBS Finance II
8.250%, 01/29/2018		380	396
8.250%, 01/29/2018 (C)		550	573
JBS Investments GmbH
7.250%, 04/03/2024 (C)		23	23
Marfrig Holding Europe
8.375%, 05/09/2018		3,200	3,104
6.875%, 06/24/2019 (C)		425	383
Marfrig Overseas
9.500%, 05/04/2020 (C)		1,850	1,815
Minerva Luxembourg
12.250%, 02/10/2022		800	892
12.250%, 02/10/2022 (C)		500	557
7.750%, 01/31/2023		1,200	1,182
Odebrecht Drilling Norbe VIII
6.350%, 06/30/2021 (C)		157	130
Odebrecht Offshore Drilling Finance
6.750%, 10/01/2022 (C)		408	316
Petrobras Global Finance
7.250%, 03/17/2044		136	123
Petrobras International Finance
6.875%, 01/20/2040		302	261

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2015

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Rio Oil Finance Trust
6.250%, 07/06/2024 (C)		1,513	$1,368

			166,363

Chile — 1.7%
Banco del Estado de Chile
4.125%, 10/07/2020		160	170
4.125%, 10/07/2020 (C)		300	319
3.875%, 02/08/2022 (C)		250	259
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	90,000	161
6.000%, 01/01/2022	CLP	100,000	181
Empresa Electrica Angamos
4.875%, 05/25/2029 (C)		662	660
Empresa Nacional del Petroleo
6.250%, 07/08/2019		200	225
6.250%, 07/08/2019 (C)		30	34
5.250%, 08/10/2020		120	130
5.250%, 08/10/2020 (C)		280	304
4.375%, 10/30/2024 (C)		716	738
GeoPark Latin America Agencia en Chile
7.500%, 02/11/2020 (C)		200	151
Nacional del Cobre de Chile
6.150%, 10/24/2036		958	1,183
6.150%, 10/24/2036 (C)		569	703
5.625%, 09/21/2035		1,760	2,059
5.625%, 10/18/2043		380	445
4.875%, 11/04/2044 (C)		6,949	7,387
4.500%, 08/13/2023		381	413
4.500%, 08/13/2023 (C)		1,544	1,674
3.875%, 11/03/2021		833	879
3.000%, 07/17/2022 (C)		1,310	1,301
Republic of Chile
5.500%, 08/05/2020	CLP	413,000	711
3.875%, 08/05/2020		2,082	2,269
3.250%, 09/14/2021		140	149
3.125%, 03/27/2025		950	995
2.250%, 10/30/2022		5,817	5,788
VTR Finance
6.875%, 01/15/2024 (C)		1,021	1,070

			30,358

China — 1.1%
Amber Circle Funding
3.250%, 12/04/2022		1,020	1,014
CITIC
7.875%, 04/15/2049 (B)		224	235
6.800%, 01/17/2023		2,500	2,937
CNOOC Curtis Funding No. 1
4.500%, 10/03/2023		2,100	2,261
Country Garden Holdings
11.125%, 02/23/2018		258	273
7.875%, 05/27/2019		522	539
7.250%, 04/04/2021		650	637
Sinochem Offshore Capital MTN
3.250%, 04/29/2019 (C)		1,012	1,026
Sinochem Overseas Capital
4.500%, 11/12/2020		5,354	5,733
Sinopec Capital 2013
3.125%, 04/24/2023 (C)		1,169	1,150
Sinopec Group Overseas Development 2012
4.875%, 05/17/2042 (C)		320	348

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)		1,000	$1,085
State Grid Overseas Investment 2014
4.125%, 05/07/2024 (C)		1,457	1,582

			18,820

Colombia — 5.5%
Bogota Distrito Capital
9.750%, 07/26/2028	COP	794,000	393
9.750%, 07/26/2028 (C)	COP	10,018,000	4,954
Citigroup Funding, CLN (Republic of Colombia)
11.000%, 07/24/2020	COP	8,365,000	4,201
Colombian TES
11.250%, 10/24/2018	COP	88,000	42
11.000%, 07/24/2020	COP	392,500	197
10.000%, 07/24/2024	COP	3,791,800	1,880
7.750%, 09/18/2030	COP	17,757,900	7,387
7.500%, 08/26/2026	COP	4,734,500	1,990
7.000%, 09/11/2019	COP	1,905,500	817
7.000%, 05/04/2022	COP	26,410,100	11,046
7.000%, 05/04/2022	COP	470,000	196
7.000%, 05/04/2022	COP	628,000	263
7.000%, 05/04/2022	COP	3,598,000	1,505
Ecopetrol
5.875%, 05/28/2045		1,263	1,212
Emgesa ESP
8.750%, 01/25/2021	COP	1,640,000	710
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	5,324,000	2,260
7.625%, 09/10/2024 (C)	COP	2,876,000	1,144
7.625%, 09/10/2024 (C)	COP	2,224,000	885
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024	COP	1,095,000	449
7.875%, 08/12/2024 (C)	COP	2,046,000	838
Pacific Rubiales Energy
7.250%, 12/12/2021		2,648	1,900
5.125%, 03/28/2023 (C)		544	358
Republic of Colombia
12.000%, 10/22/2015	COP	907,000	380
12.000%, 10/22/2015	COP	915,000	383
11.750%, 02/25/2020		2,543	3,550
9.850%, 06/28/2027	COP	7,914,000	4,139
9.850%, 06/28/2027	COP	369,000	193
8.125%, 05/21/2024		1,105	1,489
7.750%, 04/14/2021	COP	6,528,000	2,910
7.375%, 01/27/2017		4,610	5,117
7.375%, 03/18/2019		1,222	1,442
7.375%, 09/18/2037		9,646	13,191
6.125%, 01/18/2041		1,810	2,195
6.000%, 04/28/2028	COP	16,986,100	6,149
5.625%, 02/26/2044		2,290	2,622
5.000%, 06/15/2045		1,467	1,542
4.375%, 07/12/2021		3,932	4,197
4.375%, 03/21/2023	COP	8,136,000	2,986
4.000%, 02/26/2024		466	486
2.625%, 03/15/2023		599	567

			98,165

Costa Rica — 0.6%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (C)		290	291

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2015

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	$418
6.375%, 05/15/2043		290	245
Republic of Costa Rica
7.000%, 04/04/2044		1,800	1,818
7.000%, 04/04/2044 (C)		2,791	2,819
4.375%, 04/30/2025		376	350
4.375%, 04/30/2025 (C)		971	903
4.250%, 01/26/2023		2,964	2,827

			9,671

Croatia — 0.6%
Republic of Croatia
6.750%, 11/05/2019		855	955
6.625%, 07/14/2020		1,307	1,462
6.375%, 03/24/2021 (C)		2,903	3,244
6.250%, 04/27/2017		200	214
6.250%, 04/27/2017 (C)		590	631
6.000%, 01/26/2024		1,000	1,114
5.875%, 07/09/2018	EUR	170	212
5.500%, 04/04/2023		3,000	3,222

			11,054

Dominican Republic — 1.4%
Republic of Dominican Republic
15.950%, 06/04/2021	DOP	4,500	127
11.500%, 05/10/2024	DOP	67,000	1,581
11.000%, 01/05/2018	DOP	7,560	171
11.000%, 07/30/2021 (C)	DOP	67,030	1,488
9.040%, 01/23/2018		1,506	1,634
8.625%, 04/20/2027		1,748	2,128
7.500%, 05/06/2021		4,719	5,321
7.500%, 05/06/2021 (C)		520	586
7.450%, 04/30/2044		1,324	1,529
7.450%, 04/30/2044 (C)		2,143	2,475
6.850%, 01/27/2045 (C)		3,362	3,581
5.875%, 04/18/2024		380	407
5.875%, 04/18/2024 (C)		3,276	3,505

			24,533

Ecuador — 0.6%
EP PetroEcuador via Noble Sovereign Funding I
5.885%, 09/24/2019 (B)		2,619	2,318
Republic of Ecuador
9.375%, 12/15/2015		1,905	1,919
7.950%, 06/20/2024		6,750	6,328

			10,565

Egypt — 0.2%
Arab Republic of Egypt
6.875%, 04/30/2040		1,921	1,919
5.750%, 04/29/2020		390	413
5.750%, 04/29/2020 (C)		270	286

			2,618

El Salvador — 0.7%
Republic of El Salvador
8.250%, 04/10/2032		888	1,016
7.750%, 01/24/2023		943	1,058
7.750%, 01/24/2023		821	921
7.650%, 06/15/2035		2,260	2,407
7.375%, 12/01/2019		440	481
6.375%, 01/18/2027		1,850	1,880
6.375%, 01/18/2027 (C)		1,835	1,865
5.875%, 01/30/2025		1,555	1,539

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

5.875%, 01/30/2025 (C)		828	$820
Telemovil Finance
8.000%, 10/01/2017		416	431

			12,418

Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024		800	796
6.625%, 12/11/2024 (C)		1,649	1,641

			2,437

Gabon — 0.3%
Republic of Gabon
8.200%, 12/12/2017		620	657
6.375%, 12/12/2024		4,246	4,076

			4,733

Georgia — 0.3%
Georgian Railway
7.750%, 07/11/2022		4,051	4,350

Ghana — 0.6%
Republic of Ghana
8.500%, 10/04/2017		327	340
8.500%, 10/04/2017 (C)		300	312
8.125%, 01/18/2026		5,918	5,743
8.125%, 01/18/2026 (C)		1,944	1,887
7.875%, 08/07/2023		1,200	1,165
7.875%, 08/07/2023 (C)		650	631

			10,078

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/2024 (C)		1,370	1,462
Republic of Guatemala
4.875%, 02/13/2028		672	699

			2,161

Honduras — 0.1%
Republic of Honduras
8.750%, 12/16/2020		373	413
7.500%, 03/15/2024		1,003	1,049

			1,462

Hong Kong — 0.1%
MCE Finance
5.000%, 02/15/2021		244	236
5.000%, 02/15/2021 (C)		190	183
Shimao Property Holdings
8.125%, 01/22/2021		800	824

			1,243

Hungary — 4.1%
Magyar Export-Import Bank Zrt
4.000%, 01/30/2020 (C)		1,144	1,171
Republic of Hungary
7.750%, 08/24/2015	HUF	43,220	164
7.625%, 03/29/2041		8,220	12,063
7.500%, 11/12/2020	HUF	1,003,270	4,661
7.000%, 06/24/2022	HUF	2,553,810	12,045
6.750%, 11/24/2017	HUF	27,380	115
6.750%, 10/22/2028	HUF	1,176,390	6,093
6.500%, 06/24/2019	HUF	1,076,620	4,678
6.375%, 03/29/2021		1,454	1,701
6.250%, 01/29/2020		910	1,044
6.000%, 11/24/2023	HUF	659,240	3,022

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2015

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

5.750%, 11/22/2023		6,318	$7,313
5.500%, 12/22/2016	HUF	1,346,530	5,333
5.500%, 12/20/2018	HUF	234,150	974
5.500%, 06/24/2025	HUF	214,650	974
5.375%, 02/21/2023		1,584	1,786
5.375%, 03/25/2024		618	700
5.000%, 03/30/2016	GBP	253	404
4.125%, 02/19/2018		4,298	4,509
4.000%, 04/25/2018	HUF	341,120	1,337
4.000%, 03/25/2019		2,302	2,411
3.500%, 06/24/2020	HUF	149,110	578

			73,076

India — 0.1%
ABJA Investment
5.950%, 07/31/2024		540	550
Export-Import Bank of India MTN
4.000%, 08/07/2017		265	277
Reliance Industries
4.875%, 02/10/2045 (C)		295	277
Vedanta Resources
8.250%, 06/07/2021 (C)		200	189
7.125%, 05/31/2023 (C)		200	176
6.000%, 01/31/2019 (C)		365	332

			1,801

Indonesia — 8.5%
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	6,000,000	468
7.000%, 05/15/2027	IDR	2,500,000	192
6.625%, 05/15/2033	IDR	6,800,000	489
Genel Energy Finance
7.500%, 05/14/2019		1,200	1,044
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	116,900,000	9,112
6.625%, 05/15/2033	IDR	3,500,000	252
Listrindo Capital
6.950%, 02/21/2019 (C)		171	181
Majapahit Holding
8.000%, 08/07/2019		200	235
8.000%, 08/07/2019 (C)		350	411
7.875%, 06/29/2037 (C)		215	274
Pelabuhan Indonesia III
4.875%, 10/01/2024		1,858	1,967
4.875%, 10/01/2024 (C)		200	212
Pertamina Persero MTN
6.500%, 05/27/2041 (C)		820	894
6.450%, 05/30/2044 (C)		1,712	1,874
6.000%, 05/03/2042		394	404
6.000%, 05/03/2042 (C)		1,450	1,486
5.625%, 05/20/2043		5,457	5,402
4.875%, 05/03/2022 (C)		550	575
Republic of Indonesia
12.800%, 06/15/2021	IDR	2,349,000	236
11.625%, 03/04/2019		493	661
11.625%, 03/04/2019		1,006	1,349
11.625%, 03/04/2019 (C)		2,500	3,353
11.000%, 09/15/2025	IDR	2,000,000	200
9.000%, 03/15/2029	IDR	161,892,000	14,623
8.500%, 10/12/2035		4,038	5,906
8.375%, 03/15/2024	IDR	297,490,000	25,180
8.375%, 09/15/2026	IDR	700,000	60
8.375%, 03/15/2034	IDR	153,834,000	13,181
8.375%, 03/15/2034	IDR	10,190,000	873

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

8.250%, 06/15/2032	IDR	23,164,000	$1,944
7.875%, 04/15/2019	IDR	65,200,000	5,246
7.750%, 01/17/2038		6,451	8,951
7.750%, 01/17/2038		2,633	3,653
7.000%, 05/15/2022	IDR	68,500,000	5,340
6.875%, 01/17/2018		4,125	4,672
6.750%, 01/15/2044 (C)		2,630	3,426
6.625%, 05/15/2033	IDR	34,970,000	2,516
6.625%, 02/17/2037		2,209	2,731
6.625%, 02/17/2037		693	857
6.125%, 05/15/2028	IDR	18,170,000	1,283
5.625%, 05/15/2023	IDR	71,594,000	5,110
5.250%, 01/17/2042		867	926
5.125%, 01/15/2045 (C)		1,516	1,615
4.875%, 05/05/2021		4,547	5,013
4.875%, 05/05/2021 (C)		200	220
3.375%, 04/15/2023 (C)		5,737	5,687
2.875%, 07/08/2021 (C)	EUR	740	870

			151,154

Iraq — 0.3%
Republic of Iraq
5.800%, 01/15/2028		6,873	5,713

Israel — 0.1%
Altice Financing
8.000%, 12/15/2019	EUR	140	170
Altice Finco
9.875%, 12/15/2020		800	890

			1,060

Italy — 0.0%
Wind Acquisition Finance
4.750%, 07/15/2020 (C)		68	69
4.000%, 07/15/2020 (C)	EUR	171	195

			264

Ivory Coast — 1.2%
Government of Ivory Coast
11.660%, 12/31/2032		3,527	3,354
11.660%, 12/31/2032		11,908	11,325
6.375%, 03/03/2028 (C)		3,659	3,627
5.375%, 07/23/2024 (C) (F)		3,200	3,051

			21,357

Jamaica — 0.4%
Digicel Group
8.250%, 09/30/2020		1,750	1,770
7.125%, 04/01/2022 (C)		1,002	955
Government of Jamaica
7.625%, 07/09/2025		4,132	4,545

			7,270

Kazakhstan — 2.5%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	754
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/2021		100	93
7.250%, 01/28/2021 (C)		700	651
KazAgro National Management Holding
4.625%, 05/24/2023		4,650	4,022
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042		500	464

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2015

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

6.375%, 10/06/2020 (C)		660	$648
Kazatomprom
6.250%, 05/20/2015		250	249
6.250%, 05/20/2015 (C)		350	348
KazMunaiGaz Finance Sub
9.125%, 07/02/2018		1,448	1,597
9.125%, 07/02/2018 (C)		986	1,088
7.000%, 05/05/2020		3,902	4,068
6.375%, 04/09/2021		3,351	3,401
6.375%, 04/09/2021 (C)		4,114	4,176
KazMunayGas National
6.000%, 11/07/2044 (C)		2,318	1,976
5.750%, 04/30/2043		12,264	10,240
5.750%, 04/30/2043 (C)		4,674	3,868
4.875%, 05/07/2025 (C)		1,297	1,164
4.400%, 04/30/2023 (C)		2,168	1,946
Nostrum Oil & Gas Finance
6.375%, 02/14/2019 (C)		530	452
Republic of Kazakhstan
4.875%, 10/14/2044 (C)		423	374
3.875%, 10/14/2024 (C)		1,992	1,857
Samruk-Energy MTN
3.750%, 12/20/2017		700	665
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019 (C)		476	405

			44,506

Kenya — 0.6%
Kenya Infrastructure Bond
11.000%, 09/15/2025	KES	295,000	3,221
Republic of Kenya
6.875%, 06/24/2024		507	533
6.875%, 06/24/2024 (C)		4,827	5,073
5.875%, 06/24/2019 (C)		1,643	1,680

			10,507

Latvia — 0.1%
Republic of Latvia
2.750%, 01/12/2020		860	865

Lithuania — 0.2%
Republic of Lithuania
7.375%, 02/11/2020		343	419
6.625%, 02/01/2022		200	248
6.625%, 02/01/2022 (C)		300	372
6.125%, 03/09/2021 (C)		1,716	2,042

			3,081

Malaysia — 5.0%
Government of Malaysia
5.248%, 09/15/2028 (C)	MYR	1,050	320
4.935%, 09/30/2043	MYR	7,500	2,184
4.498%, 04/15/2030	MYR	1,540	444
4.444%, 05/22/2024	MYR	14,600	4,166
4.392%, 04/15/2026	MYR	12,223	3,501
4.378%, 11/29/2019	MYR	4,860	1,387
4.262%, 09/15/2016	MYR	18,260	5,138
4.181%, 07/15/2024	MYR	33,754	9,583
4.160%, 07/15/2021	MYR	7,164	2,030
4.048%, 09/30/2021	MYR	5,020	1,416
4.012%, 09/15/2017	MYR	12,660	3,558
3.892%, 03/15/2027	MYR	2,325	632
3.889%, 07/31/2020	MYR	13,215	3,691
3.844%, 04/15/2033	MYR	1,960	511

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

3.835%, 08/12/2015	MYR	14,949	$4,162
3.654%, 10/31/2019	MYR	26,840	7,449
3.580%, 09/28/2018	MYR	8,125	2,256
3.502%, 05/31/2027	MYR	1,050	276
3.492%, 03/31/2020	MYR	26,500	7,277
3.480%, 03/15/2023	MYR	19,004	5,140
3.418%, 08/15/2022	MYR	10,253	2,774
3.394%, 03/15/2017	MYR	3,233	896
3.314%, 10/31/2017	MYR	24,970	6,903
3.260%, 03/01/2018	MYR	20,690	5,696
3.197%, 10/15/2015	MYR	10,915	3,031
3.172%, 07/15/2016	MYR	16,490	4,569

			88,990

Mexico — 7.8%
America Movil
6.000%, 06/09/2019	MXN	14,350	963
BBVA Bancomer
6.750%, 09/30/2022 (C)		500	568
4.375%, 04/10/2024 (C)		2,319	2,406
Cemex
6.500%, 12/10/2019		550	580
6.125%, 05/05/2025 (C)		1,594	1,594
5.700%, 01/11/2025 (C)		186	182
Cemex Espana
9.875%, 04/30/2019		1,150	1,279
Cemex Finance
9.375%, 10/12/2022 (C)		779	889
6.000%, 04/01/2024 (C)		98	98
Comision Federal de Electricidad
5.750%, 02/14/2042 (C)		570	624
4.875%, 01/15/2024 (C)		288	303
Fermaca Enterprises S de RL
6.375%, 03/30/2038 (C)		433	453
Mexican Bonos, Ser M10
7.250%, 12/15/2016	MXN	50,991	3,606
Mexican Bonos, Ser M20
8.000%, 12/07/2023	MXN	60,732	4,717
Mexican Bonos
10.000%, 12/05/2024	MXN	140,521	12,430
10.000%, 11/20/2036	MXN	8,930	867
8.500%, 12/13/2018	MXN	14,390	1,083
8.500%, 05/31/2029	MXN	23,897	1,977
8.500%, 11/18/2038	MXN	43,933	3,745
8.000%, 12/17/2015	MXN	42,880	2,971
7.750%, 12/14/2017	MXN	76,202	5,534
7.750%, 05/29/2031	MXN	84,809	6,614
7.750%, 11/23/2034	MXN	230	18
7.750%, 11/13/2042	MXN	4,090	326
7.500%, 06/03/2027	MXN	36,567	2,781
6.500%, 06/10/2021	MXN	142,784	10,127
6.500%, 06/09/2022	MXN	118,467	8,397
6.250%, 06/16/2016	MXN	84,483	5,832
6.000%, 06/18/2015	MXN	6,390	431
5.000%, 06/15/2017	MXN	47,433	3,234
Mexican Udibonos
4.500%, 11/22/2035	MXN	8,180	3,505
2.500%, 12/10/2020	MXN	7,527	2,699
2.000%, 06/09/2022	MXN	1,752	603
Petroleos Mexicanos
7.190%, 09/12/2024	MXN	54,890	3,671
6.625%, 06/15/2035		5,616	6,462
6.500%, 06/02/2041		600	676
6.375%, 01/23/2045 (C)		1,016	1,137
5.750%, 03/01/2018		670	734

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2015

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

5.625%, 01/23/2046		498	$511
4.250%, 01/15/2025 (C)		2,841	2,861
3.500%, 01/30/2023 (C)		210	205
Sixsigma Networks Mexico
8.250%, 11/07/2021 (C)		591	612
Trust F
5.250%, 12/15/2024 ‡ (C)		1,380	1,470
United Mexican States
7.500%, 04/08/2033		468	679
6.050%, 01/11/2040		1,212	1,527
5.750%, 10/12/2110		478	537
5.550%, 01/21/2045		6,840	8,165
4.750%, 03/08/2044		2,544	2,709
4.600%, 01/23/2046		6,986	7,283
4.000%, 10/02/2023		1,000	1,066
3.600%, 01/30/2025		1,561	1,608
United Mexican States, Ser A MTN
6.750%, 09/27/2034		3,400	4,624

			137,973

Mongolia — 0.5%
Development Bank of Mongolia MTN
5.750%, 03/21/2017		1,138	1,075
Government of Mongolia MTN
5.125%, 12/05/2022		6,512	5,568
4.125%, 01/05/2018		3,048	2,812

			9,455

Montenegro — 0.0%
Republic of Montenegro
7.875%, 09/14/2015	EUR	140	162
5.375%, 05/20/2019	EUR	481	570

			732

Morocco — 0.3%
Kingdom of Morocco
5.500%, 12/11/2042		1,900	2,114
4.250%, 12/11/2022		1,410	1,466
4.250%, 12/11/2022 (C)		632	657
OCP
5.625%, 04/25/2024 (C)		411	445

			4,682

Mozambique — 0.1%
Republic of Mozambique
6.305%, 09/11/2020		1,066	1,007

Nigeria — 0.6%
Nigeria Treasury Bills
12.285%, 05/07/2015 (E)	NGN	15,500	75
11.644%, 03/05/2015 (E)	NGN	25,777	127
Republic of Nigeria
16.390%, 01/27/2022	NGN	141,837	711
16.000%, 06/29/2019	NGN	214,300	1,057
15.100%, 04/27/2017	NGN	29,439	142
14.200%, 03/14/2024	NGN	158,445	711
6.750%, 01/28/2021 (F)		4,026	4,036
6.750%, 01/28/2021 (C)		550	551
6.375%, 07/12/2023		3,266	3,143

			10,553

Pakistan — 0.4%
Republic of Pakistan
8.250%, 04/15/2024		4,200	4,295

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

7.250%, 04/15/2019 (C)		610	$622
7.125%, 03/31/2016		450	458
7.125%, 03/31/2016		100	102
6.875%, 06/01/2017		10	10
6.875%, 06/01/2017		630	643

			6,130

Panama — 0.8%
Panama Notas del Tesoro
4.875%, 02/05/2021		840	895
Republic of Panama
9.375%, 01/16/2023		595	827
9.375%, 04/01/2029		3,438	5,286
8.875%, 09/30/2027		575	847
8.125%, 04/28/2034		2,249	3,233
7.125%, 01/29/2026		100	131
6.700%, 01/26/2036		1,095	1,450
4.300%, 04/29/2053		140	136
4.000%, 09/22/2024		472	497

			13,302

Paraguay — 0.7%
Republic of Paraguay
6.100%, 08/11/2044		1,187	1,310
6.100%, 08/11/2044 (C)		3,906	4,311
4.625%, 01/25/2023 (F)		3,916	4,068
4.625%, 01/25/2023 (C) (F)		1,149	1,194
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	210
6.750%, 12/13/2022		900	943

			12,036

Peru — 1.9%
Abengoa Transmission Sur
6.875%, 04/30/2043 (C)		327	366
BBVA Banco Continental
5.250%, 09/22/2029 (B) (C)		794	809
Cementos Pacasmayo
4.500%, 02/08/2023 (C)		225	217
Peru Enhanced Pass-Through Finance
4.680%, 06/02/2025 (C), (E)		1,000	735
2.091%, 05/31/2018 (E)		188	179
2.020%, 05/31/2018 (C), (E)		213	203
Republic of Peru
9.910%, 05/05/2015	PEI	2,015	658
8.750%, 11/21/2033		3,856	6,131
8.200%, 08/12/2026	PEI	5,055	1,990
7.350%, 07/21/2025		4,728	6,448
7.125%, 03/30/2019		2,706	3,234
6.950%, 08/12/2031	PEI	3,173	1,108
6.900%, 08/12/2037	PEI	4,030	1,403
6.850%, 02/12/2042	PEI	882	301
6.550%, 03/14/2037		1,470	1,951
5.700%, 08/12/2024	PEI	2,741	897
5.700%, 08/12/2024 (C)	PEI	14,227	4,640
5.625%, 11/18/2050		1,226	1,509

			32,779

Philippines — 0.2%
Development Bank of Philippines
5.500%, 03/25/2021		370	409

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2015

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

National Power
9.625%, 05/15/2028		1,100	$1,705
Republic of Philippines
9.500%, 02/02/2030		376	630
3.900%, 11/26/2022	PHP	52,000	1,191

			3,935

Poland — 2.4%
Eileme 2
11.625%, 01/31/2020		350	396
Republic of Poland
5.750%, 10/25/2021	PLN	1,118	372
5.750%, 09/23/2022	PLN	12,678	4,312
5.500%, 10/25/2019	PLN	10,047	3,157
5.250%, 10/25/2017	PLN	9,130	2,693
5.250%, 10/25/2020	PLN	4,780	1,522
5.000%, 04/25/2016	PLN	4,130	1,158
4.750%, 04/25/2017	PLN	4,110	1,184
4.000%, 10/25/2023	PLN	8,084	2,512
4.000%, 01/22/2024		1,742	1,883
3.250%, 07/25/2019	PLN	5,347	1,532
3.250%, 07/25/2025	PLN	20,715	6,152
3.000%, 08/24/2016	PLN	11,979	3,325
2.750%, 08/25/2023	PLN	21,568	6,594
2.691%, 07/25/2016 (E)	PLN	1,980	523
2.500%, 07/25/2018	PLN	7,380	2,041
1.634%, 01/25/2016 (E)	PLN	10,580	2,818

			42,174

Qatar — 0.1%
Ooredoo International Finance
7.875%, 06/10/2019		873	1,073

Romania — 2.0%
Government of Romania MTN
6.750%, 02/07/2022		2,462	3,005
6.750%, 02/07/2022 (C)		390	476
6.125%, 01/22/2044 (C)		1,568	2,044
5.950%, 06/11/2021	RON	26,380	7,977
5.850%, 04/26/2023	RON	20,300	6,255
5.750%, 04/29/2020	RON	1,030	302
4.875%, 01/22/2024		158	177
4.875%, 01/22/2024 (C)		1,816	2,036
4.875%, 01/22/2024 (C)		1,134	1,272
4.750%, 08/29/2016	RON	10,860	2,875
4.750%, 06/24/2019	RON	7,615	2,126
4.750%, 02/24/2025	RON	6,660	1,961
4.750%, 02/24/2025	RON	8,400	2,462
4.375%, 08/22/2023		1,670	1,806

			34,774

Russia — 5.6%
Alfa Bank via Alfa Bond Issuance
7.750%, 04/28/2021		2,600	2,405
7.500%, 09/26/2019		750	668
Credit Bank of Moscow via CBOM Finance
7.700%, 02/01/2018		1,500	1,298
Gaz Capital
6.510%, 03/07/2022 (C)		283	258
Gazprom Neft OAO Via GPN Capital
6.000%, 11/27/2023 (C)		590	487
Gazprom OAO Via Gaz Capital
9.250%, 04/23/2019		633	649

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

9.250%, 04/23/2019 (C)		489	$501
4.950%, 07/19/2022 (C)		204	173
4.300%, 11/12/2015 (C)		676	673
Lukoil International Finance
3.416%, 04/24/2018 (C)		240	214
Ritekro
13.934%, 11/07/2022 (E)		538	269
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	260,863	3,070
7.600%, 04/14/2021	RUB	583,255	7,077
7.600%, 07/20/2022	RUB	346,389	4,063
7.500%, 03/15/2018	RUB	405,446	5,510
7.500%, 02/27/2019	RUB	208,334	2,713
7.400%, 04/19/2017	RUB	162,620	2,315
7.400%, 06/14/2017	RUB	44,700	632
7.350%, 01/20/2016	RUB	100,000	1,537
7.050%, 01/19/2028	RUB	575,086	6,024
7.000%, 11/24/2021 (D)	RUB	24,270	289
7.000%, 01/25/2023	RUB	296,753	3,312
7.000%, 08/16/2023	RUB	228,050	2,557
6.900%, 08/03/2016	RUB	59,436	875
6.800%, 12/11/2019	RUB	32,930	405
6.700%, 05/15/2019	RUB	24,707	311
6.400%, 05/27/2020	RUB	30,690	362
6.200%, 01/31/2018	RUB	459,473	6,058
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028		924	1,320
7.850%, 03/10/2018	RUB	145,000	2,011
7.850%, 03/10/2018 (C)	RUB	10,000	139
7.500%, 03/31/2030		22,511	24,110
7.500%, 03/31/2030		4,276	4,580
5.625%, 04/04/2042		400	339
5.000%, 04/29/2020		3,400	3,230
4.875%, 09/16/2023		1,400	1,254
4.875%, 09/16/2023 (C)		2,000	1,792
3.250%, 04/04/2017		1,400	1,381
Sistema via Sistema International Funding
6.950%, 05/17/2019		1,790	1,432
VEB-Leasing via VEB Leasing Investment
5.125%, 05/27/2016		340	326
VimpelCom Holdings
7.504%, 03/01/2022 (C)		332	293
5.950%, 02/13/2023 (C)		95	76
5.200%, 02/13/2019 (C)		308	270
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/2018 (C)		100	101
7.748%, 02/02/2021 (C)		198	178
Vnesheconombank via VEB Finance
6.902%, 07/09/2020		1,635	1,382
6.800%, 11/22/2025		240	182
6.800%, 11/22/2025 (C)		600	454
5.450%, 11/22/2017		110	99
5.450%, 11/22/2017 (C)		340	306

			99,960

Senegal — 0.5%
Republic of Senegal
8.750%, 05/13/2021		1,390	1,592
8.750%, 05/13/2021 (C)		200	229
6.250%, 07/30/2024		6,779	6,780

7	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2015

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

6.250%, 07/30/2024 (C)		530	$530

			9,131

Serbia — 0.4%
Republic of Serbia
7.250%, 09/28/2021		3,068	3,590
7.250%, 09/28/2021 (C)		300	351
5.875%, 12/03/2018		655	707
5.875%, 12/03/2018 (C)		1,623	1,747
4.875%, 02/25/2020		200	208

			6,603

Singapore — 0.4%
Government of Singapore
3.375%, 09/01/2033	SGD	1,850	1,499
3.000%, 09/01/2024	SGD	7,381	5,792

			7,291

Slovak Republic — 0.1%
Republic of Slovakia
4.375%, 05/21/2022		763	853

Slovenia — 0.8%
Republic of Slovenia
5.850%, 05/10/2023		2,300	2,703
5.250%, 02/18/2024		7,310	8,315
5.250%, 02/18/2024 (C)		1,221	1,389
4.125%, 02/18/2019		1,100	1,167

			13,574

South Africa — 5.6%
Eskom Holdings
6.750%, 08/06/2023		1,400	1,444
Eskom Holdings SOC
7.125%, 02/11/2025		6,600	6,879
7.125%, 02/11/2025 (C)		5,272	5,495
Republic of South Africa
10.500%, 12/21/2026	ZAR	19,060	1,994
8.750%, 01/31/2044	ZAR	28,360	2,578
8.750%, 02/28/2048	ZAR	55,016	4,978
8.500%, 06/23/2017		2,100	2,400
8.500%, 01/31/2037	ZAR	3,104	274
8.250%, 09/15/2017	ZAR	27,059	2,408
8.250%, 03/31/2032	ZAR	74,796	6,510
8.000%, 12/21/2018	ZAR	100,972	8,979
8.000%, 01/31/2030	ZAR	121,287	10,370
7.750%, 02/28/2023	ZAR	77,698	6,799
7.250%, 01/15/2020	ZAR	189,338	16,358
7.000%, 02/28/2031	ZAR	41,760	3,242
6.875%, 05/27/2019		940	1,078
6.750%, 03/31/2021	ZAR	31,620	2,657
6.500%, 02/28/2041	ZAR	28,542	1,996
6.250%, 03/31/2036	ZAR	42,210	2,929
5.875%, 09/16/2025		5,556	6,400
5.500%, 03/09/2020		433	476
Transnet SOC
9.500%, 05/13/2021 (C)	ZAR	16,660	1,463
4.000%, 07/26/2022 (C)		305	297
ZAR Sovereign Capital Fund Propriety
3.903%, 06/24/2020 (C)		1,305	1,334

			99,338

Sri Lanka — 0.1%
Bank of Ceylon
6.875%, 05/03/2017 (C)		360	370

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

Democratic Socialist Republic of Sri Lanka
5.875%, 07/25/2022 (C)		925	$944

			1,314

Supranational — 0.2%
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	988
Inter-American Development Bank MTN
7.350%, 09/12/2018	IDR	24,590,000	1,887
5.598%, 08/20/2015 (E)	IDR	10,910,000	805

			3,680

Thailand — 3.0%
Government of Thailand
5.670%, 03/13/2028	THB	3,000	119
3.875%, 06/13/2019	THB	406,780	13,374
3.850%, 12/12/2025	THB	145,000	4,969
3.650%, 12/17/2021	THB	258,800	8,559
3.625%, 06/16/2023	THB	490,130	16,266
3.580%, 12/17/2027	THB	72,150	2,368
3.250%, 06/16/2017	THB	59,000	1,872
1.250%, 03/12/2028	THB	29,031	792
1.200%, 07/14/2021	THB	79,227	2,320
PTT Exploration & Production
4.875%, 06/18/2019 (B) (C)		1,879	1,884

			52,523

Trinidad & Tobago — 0.1%
Republic of Trinidad & Tobago
4.375%, 01/16/2024 (C)		1,510	1,612

Tunisia — 0.1%
Banque Centrale de Tunisie
5.750%, 01/30/2025 (C)		1,649	1,669

Turkey — 6.4%
Export Credit Bank of Turkey
5.875%, 04/24/2019 (C)		200	212
5.000%, 09/23/2021 (C)		674	683
Finansbank
6.250%, 04/30/2019 (C)		1,612	1,647
Republic of Turkey
11.875%, 01/15/2030		1,050	1,856
10.700%, 02/24/2016	TRY	1,710	692
10.500%, 01/15/2020	TRY	8,860	3,858
10.400%, 03/27/2019	TRY	8,790	3,771
10.400%, 03/20/2024	TRY	2,700	1,206
9.500%, 01/12/2022	TRY	9,830	4,163
9.000%, 01/27/2016	TRY	11,400	4,541
9.000%, 03/08/2017	TRY	20,043	8,069
9.000%, 07/24/2024	TRY	11,435	4,724
8.800%, 11/14/2018	TRY	2,640	1,073
8.500%, 07/10/2019	TRY	27,782	11,185
8.500%, 09/14/2022	TRY	16,527	6,670
8.300%, 10/07/2015	TRY	3,069	1,217
8.300%, 06/20/2018	TRY	13,906	5,565
8.300%, 06/20/2018	TRY	2,000	800
8.200%, 07/13/2016	TRY	10,113	3,997
8.000%, 02/14/2034		900	1,240
7.375%, 02/05/2025		6,940	8,624
7.250%, 03/05/2038		270	351
7.100%, 03/08/2023	TRY	1,230	452

8	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2015

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

7.100%, 03/08/2023	TRY	11,660	$4,286
7.000%, 06/05/2020		4,477	5,171
6.875%, 03/17/2036		4,585	5,684
6.750%, 04/03/2018		1,886	2,099
6.750%, 05/30/2040		3,104	3,849
6.625%, 02/17/2045		2,793	3,455
6.300%, 02/14/2018	TRY	4,490	1,700
6.000%, 01/14/2041		3,465	3,967
5.625%, 03/30/2021		2,449	2,683
5.125%, 03/25/2022		1,520	1,623
3.250%, 03/23/2023		40	38
TC Ziraat Bankasi
4.250%, 07/03/2019 (C)		1,710	1,705

			112,856

Ukraine — 0.3%
Financing of Infrastrucural Projects State Enterprise
9.000%, 12/07/2017		1,462	596
Government of Ukraine
9.250%, 07/24/2017		2,100	894
9.250%, 07/24/2017 (C)		2,061	877
7.950%, 02/23/2021		530	225
7.950%, 02/23/2021 (C)		350	149
7.800%, 11/28/2022 (C)		1,521	640
6.875%, 09/23/2015		1,355	678
6.580%, 11/21/2016		3,322	1,429

			5,488

Uruguay — 0.6%
Republic of Uruguay
7.625%, 03/21/2036		1,536	2,159
5.100%, 06/18/2050		4,232	4,392
4.500%, 08/14/2024		1,482	1,601
Republic of Uruguay PIK
7.875%, 01/15/2033		2,132	3,006

			11,158

Venezuela — 2.8%
Petroleos de Venezuela
9.750%, 05/17/2035		1,836	700
9.000%, 11/17/2021		5,214	2,025
8.500%, 11/02/2017		20,279	13,366
8.500%, 11/02/2017		330	217
6.000%, 05/16/2024		15,320	5,031
6.000%, 05/16/2024		3,650	1,199
6.000%, 11/15/2026		1,480	477
5.375%, 04/12/2027		444	143
5.250%, 04/12/2017		20	9
5.250%, 04/12/2017		8,301	3,745
5.000%, 10/28/2015		1,620	1,478
Republic of Venezuela
13.625%, 08/15/2018		497	284
13.625%, 08/15/2018		1,493	898
12.750%, 08/23/2022 (F)		3,442	1,666
12.750%, 08/23/2022		4,244	2,054
11.950%, 08/05/2031		185	78
11.950%, 08/05/2031		3,652	1,543
11.750%, 10/21/2026		1,875	797
11.750%, 10/21/2026		1,000	425
9.375%, 01/13/2034		3,630	1,398
9.250%, 09/15/2027		1,546	615
9.250%, 05/07/2028		2,693	1,017
9.000%, 05/07/2023		616	234
8.250%, 10/13/2024		1,102	408
8.250%, 10/13/2024		9,490	3,511

Description	Face Amount(1) (Thousands)		Market Value ($ Thousands)

7.750%, 10/13/2019		2,019	$757
7.650%, 04/21/2025		334	120
7.650%, 04/21/2025		20	7
5.750%, 02/26/2016		3,177	2,478
5.750%, 02/26/2016 (F)		4,005	3,124

			49,804

Vietnam — 0.1%
Socialist Republic of Vietnam
6.750%, 01/29/2020		534	604
4.800%, 11/19/2024 (C)		1,246	1,308

			1,912

Zambia — 0.5%
Republic of Zambia
10.000%, 09/03/2015	ZMW	2,420	329
8.500%, 04/14/2024		2,575	2,789
8.500%, 04/14/2024 (C)		230	249
5.375%, 09/20/2022		2,980	2,762
Republic of Zambia Treasury Bills
21.679%, 08/24/2015 (E)	ZMW	2,240	290
18.517%, 09/21/2015 (E)	ZMW	15,000	1,920

			8,339

Total Global Bonds (Cost $1,799,650) ($ Thousands)			1,662,937

LOAN PARTICIPATION — 0.0%

Singapore — 0.0%
Morton Bay Senior
6.220%, 01/02/2049		3,020	287

Total Loan Participation (Cost $3,020) ($ Thousands)			287

AFFILIATED PARTNERSHIP — 0.6%

United States — 0.6%
SEI Liquidity Fund, L.P.
0.090% * † (G)		10,774,240	10,774

Total Affiliated Partnership (Cost $10,774) ($ Thousands)			10,774

Total Investments — 94.5% (Cost $1,813,444) ($ Thousands) ††			$1,673,998

9	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2015

A list of the open futures contracts held by the Fund at February 28, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
JSE Bond Future	1,441	May-2015	$(420)
Korea 10-Year Bond	(51)	Mar-2015	(155)
U.S. 10-Year Treasury Note	20	Jun-2015	(5)
U.S. 10-Year Treasury Note	(20)	Jun-2015	5
U.S. 10-Year Treasury Note	(235)	Mar-2015	(434)
U.S. 2-Year Treasury Note	19	Jun-2015	(2)
U.S. 5-Year Treasury Note	(368)	Apr-2015	(415)
U.S. 5-Year Treasury Note	(133)	Jun-2015	27
U.S. Long Treasury Bond	(10)	Jun-2015	7

			$(1,392)

For the period ended February 28, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at February 28, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
3/3/15-5/20/15	USD	22,914	BRL	66,443	$(36)
3/3/15-6/2/15	BRL	145,559	USD	52,624	2,601
3/4/15	USD	10,693	KRW	11,745,125	8
3/4/15-5/4/15	EUR	70,575	USD	82,907	3,729
3/4/15-6/2/15	KRW	25,147,189	USD	22,894	(12)
3/4/15-6/17/15	USD	54,261	EUR	46,317	(2,297)
3/4/15-11/20/15	IDR	162,076,513	USD	12,525	158
3/4/15-11/20/15	USD	24,190	IDR	309,636,864	(562)
3/5/15-5/4/15	COP	64,089,596	USD	26,515	903
3/6/15-3/9/15	AUD	9,010	USD	7,147	97
3/9/15	GBP	272	USD	410	(11)
3/9/15	USD	3,748	AUD	4,612	(139)
3/11/15-3/18/15	USD	16,924	MYR	60,950	(23)
3/11/15-6/17/15	MYR	74,249	USD	20,799	240
3/12/15-5/4/15	USD	32,769	ZAR	382,804	(1)
3/12/15-5/4/15	ZAR	437,525	USD	37,357	(93)
3/12/15-5/18/15	MXN	431,201	USD	29,190	385
3/12/15-5/18/15	USD	59,364	MXN	870,687	(1,209)
3/13/15	CAD	7,539	USD	6,301	264
3/13/15	USD	6,311	CAD	7,539	(274)
3/18/15	INR	323,120	USD	5,050	(159)
3/18/15	RON	28,613	USD	7,839	607
3/18/15	USD	1,938	RON	7,560	(27)
3/18/15	USD	2,304	SGD	3,073	(45)
3/18/15	USD	1,228	TWD	38,200	(12)
3/18/15-4/7/15	PEI	47,749	USD	15,916	540
3/18/15-4/7/15	USD	4,004	PEI	12,186	(87)
3/18/15-4/13/15	CLP	4,652,589	USD	7,448	(69)
3/18/15-4/15/15	USD	12,980	CNY	80,302	(214)
3/18/15-4/16/15	USD	21,747	INR	1,374,747	333
3/18/15-4/27/15	PLN	85,070	USD	23,136	163
3/18/15-5/4/15	HUF	5,975,610	USD	22,219	104
3/18/15-5/4/15	THB	587,615	USD	17,871	(265)
3/18/15-5/4/15	USD	14,945	COP	35,277,845	(847)
3/18/15-5/4/15	USD	14,089	HUF	3,804,743	(9)
3/18/15-5/5/15	USD	43,541	PLN	157,105	(1,130)
3/18/15-5/6/15	USD	6,019	THB	198,022	93

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
3/18/15-5/11/15	PLN	62,937	EUR	14,855	$(326)
3/18/15-5/18/15	SGD	40,558	USD	30,422	623
3/18/15-5/26/15	USD	10,617	CLP	6,521,124	(78)
3/18/15-6/17/15	USD	9,607	PHP	426,365	29
3/18/15-10/28/15	TRY	109,027	USD	44,563	1,679
3/18/15-10/28/15	USD	74,336	TRY	176,521	(4,671)
3/19/15-5/19/15	EUR	30,482	HUF	9,387,587	536
3/19/15-5/19/15	HUF	11,874,891	EUR	38,151	(1,136)
3/20/15-4/20/15	RUB	927,372	USD	14,585	(162)
3/26/15-5/11/15	EUR	30,967	PLN	131,182	652
3/30/15-4/14/15	RON	51,441	EUR	11,575	(17)
4/9/15	CZK	152,207	EUR	5,490	(58)
4/14/15	EUR	588	RON	2,621	3
4/15/15-5/20/15	USD	6,424	RUB	415,047	132
4/15/15-7/7/15	TWD	642,110	USD	20,151	(307)
5/20/15-12/4/15	NGN	373,784	USD	1,811	21
5/26/15-6/17/15	ILS	64,398	USD	16,352	185
5/26/15-9/15/15	USD	58,361	CNH	378,992	1,040
7/17/15-9/15/15	CNH	257,128	USD	38,975	(1,327)
2/26/16	USD	1,699	NGN	440,000	362

					$(116)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at February 28, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(6,825)	$6,855	$30
Citigroup	(299,182)	300,522	1,340
Goldman Sachs	(486,997)	486,230	(767)
HSBC	(81,501)	81,500	(1)
JPMorgan Chase Bank	(335,434)	334,720	(714)
Standard Chartered	(9,946)	9,942	(4)

			$(116)

For the period ended February 28, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

10	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2015

A list of the open OTC swap agreements held by the Fund at February 28, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	2.34%	USD 3-Month LIBOR	02/06/45	USD	6,100	$128
Bank of America	2.14%	USD 3-Month LIBOR	01/12/25	USD	9,306	(42)
Goldman Sachs	3-Month ZAR - JIBAR	8.76%	01/16/29	ZAR	65,000	428
Goldman Sachs	3-Month ZAR - JIBAR	8.30%	01/16/24	ZAR	25,000	119
Goldman Sachs	3-Month ZAR - JIBAR	8.19%	12/20/23	ZAR	16,000	69
Goldman Sachs	1-Year BRL-CDI	10.89%	01/03/23	BRL	6,139	(193)
Goldman Sachs	5.37%	28-Day MXN - TIIE	02/12/20	MXN	111,380	(66)
Goldman Sachs	5.12%	28-Day MXN - TIIE	11/28/19	MXN	17,000	1
Goldman Sachs	28-Day MXN - TIIE	6.82%	06/27/19	MXN	273,456	110
Goldman Sachs	1-Year BRL-CDI	11.81%	01/02/18	BRL	12,298	(83)
Goldman Sachs	1-Year BRL-CDI	11.98%	01/02/18	BRL	11,341	(58)
Goldman Sachs	Columbia IBR Overnight Interbank Rate	4.67%	01/08/17	COL	28,371,031	49
Goldman Sachs	2.45%	6-Month HUF - BUBOR	07/11/16	HUF	3,518,440	(85)
Goldman Sachs	0.76%	3-Month ILS - TELBOR	05/22/16	ILS	11,000	(37)
Goldman Sachs	3-Month ILS - TELBOR	0.95%	04/02/16	ILS	7,800	(34)
Goldman Sachs	1.21%	3-Month ILS - TELBOR	02/14/16	ILS	10,000	(28)
Goldman Sachs	3.31%	6-Month PZL - WIBOR	02/03/16	PZL	37,500	(160)
Goldman Sachs	1.20%	3-Month ILS - TELBOR	01/16/16	ILS	42,828	(118)
Goldman Sachs	1-Year BRL-CDI	11.59%	01/04/16	BRL	6,632	(29)
Goldman Sachs	1-Year BRL-CDI	11.00%	01/04/16	BRL	56,744	(318)
Goldman Sachs	1-Year BRL-CDI	11.92%	01/04/16	BRL	18,744	(57)
Goldman Sachs	7.93%	1-Day INR - MIBOR	11/05/15	INR	1,730,000	2
JPM organ Chase Bank	3-Month ILS - TELBOR	2.67%	03/02/25	ILS	13,092	(9)
JPM organ Chase Bank	3-Month ILS - TELBOR	2.89%	02/26/25	ILS	21,298	38
JPM organ Chase Bank	4.29%	6-Month HUF - BUBOR	08/04/24	HUF	1,000,000	(604)
JPM organ Chase Bank	0.54%	6-Month CZK - PRIBOR	02/16/20	CZK	320,000	(18)
JPM organ Chase Bank	0.64%	3-Month ILS - TELBOR	07/31/16	ILS	20,000	(53)
JPM organ Chase Bank	2.08%	USD 3-Month LIBOR	01/13/25	USD	7,056	(61)

						$(1,109)

Cross Currency Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount of Currency Received ($ Thousands)	Notional Amount of Currency Delivered (Thousands)	Net Unrealized Appreciation ($ Thousands)
JPM organ Chase Bank	3 Month USD - LIBOR	8.57%	10/28/16	$100,000	TRY (44,483)	$63

For the period ended February 28, 2015, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

11	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

February 28, 2015

Percentages are based on a Net Assets of $1,771,978 ($ Thousands).

*	The rate reported is the 7-day effective yield as of February 28, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Security in default on interest payments.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2015.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2015. The coupon on a step bond changes on a specified date.

(E)	The rate reported is the effective yield at time of purchase.

(F)	This security or a partial position of this security is on loan at February 28, 2015. The total market value of securities on loan at February 28, 2015 was $10,591 ($ Thousands).

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2015 was $10,774 ($ Thousands).

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $1,813,443 ($ Thousands), and the unrealized appreciation and depreciation were $40,967 ($ Thousands) and $(180,413) ($ Thousands), respectively.

AUD — Australian Dollar

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CDI — Average One-Day Interbank Deposit Rate

CLN — Credit Linked Note

CLP — Chilean Peso

CNH — Chinese Yuen (Offshore)

CNY — Chinese Renminbi

COP — Colombian Peso

CZK — Czech Koruna

DEM — German Mark

DOP — Dominican Peso

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli Shekel

INR — India Rupee

JIBAR — Johannesburg Interbank Agreed Rate

JPY — Japanese Yen

KES — Kenyan Shilling

KLIBOR — Kuala Lumpur Interbank Rate

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OTC — Over the Counter

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLC — Public Limited Company

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

TELBOR — Tel Aviv Interbank Offered Rate

THB — Thai Bhat

TIIE — Equilibrium Interbank Interest Rate

TRY — New Turkish Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

ZMW — Zambian Kwacha

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$—	$1,662,523	$414	$1,662,937
Loan Participation	—	287	—	287
Affiliated Partnership	—	10,774	—	10,774

Total Investments in Securities	$—	$1,673,584	$414	$1,673,998

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$39	$—	$—	$39
Unrealized Depreciation	(1,431)	—	—	(1,431)
Forwards Contracts *
Unrealized Appreciation	—	15,487	—	15,487
Unrealized Depreciation	—	(15,603)	—	(15,603)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	944	—	944
Unrealized Depreciation	—	(2,053)	—	(2,053)
Cross Currency Swaps *
Unrealized Appreciation	—	63	—	63

Total Other Financial Instruments	$(1,392)	$(1,162)	$—	$(2,554)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 77.3%

Argentina — 1.4%
Banco Macro ADR	14,080	$712
Cresud SACIF y A ADR *	27,540	344
Grupo Financiero Galicia ADR	57,783	1,197
MercadoLibre	21,345	2,795
Telecom Argentina ADR	10,500	236
YPF ADR	40,800	1,048

		6,332

Botswana — 0.0%
Sechaba Breweries	63,970	196

Brazil — 4.2%
AMBEV	190,600	1,223
AMBEV ADR	350,910	2,263
Banco do Brasil	141,900	1,177
BB Seguridade Participacoes	28,600	324
BR Malls Participacoes	25,100	148
BRF ADR	74,290	1,686
Cielo	33,800	529
Cyrela Brazil Realty Empreendimentos e Participacoes	77,600	314
EcoRodovias Infraestrutura e Logistica	91,500	337
Embraer ADR	55,180	1,931
Even Construtora e Incorporadora	298,900	480
Ez Tec Empreendimentos e Participacoes	22,700	141
Iguatemi Empresa de Shopping Centers	19,600	187
JBS	843,900	3,695
Light	87,900	429
Linx	16,838	259
Lojas Renner	13,900	409
M Dias Branco	12,800	372
Mahle-Metal Leve	49,792	355
Petroleo Brasileiro ADR, Cl A	11,400	76
Porto Seguro	58,400	640
Raia Drogasil	21,300	212
Tim Participacoes	68,600	286
TOTVS	104,300	1,252
Vale ADR, Cl B	16,400	106

		18,831

Cambodia — 0.1%
NagaCorp	474,000	325

Canada — 0.4%
Africa Oil *	258,700	498
Bankers Petroleum *	81,377	197
Gran Tierra Energy *	243,020	615
Pan American Silver	17,541	169
Parex Resources *	32,077	202

		1,681

Chile — 0.7%
Banco de Chile	6,498,185	759
Banco Santander Chile	15,052,969	790
Forus	51,610	216

Description	Shares	Market Value ($ Thousands)

Parque Arauco	306,130	$602
SONDA	158,000	396
Vina Concha y Toro	177,663	354

		3,117

China — 10.3%
Agricultural Bank of China	1,188,000	590
Bank of China	11,095,000	6,380
Bank of Chongqing	802,000	662
Bitauto Holdings ADR *	3,784	240
BYD Electronic International	234,500	262
Changyou.com ADR *	17,400	487
China CITIC Bank	152,000	115
China Communications Construction	2,317,000	2,832
China Construction Bank	4,620,000	3,842
China Everbright Bank	3,292,000	1,736
China Hongqiao Group	325,000	219
China Life Insurance	241,000	1,033
China Minsheng Banking	378,000	457
China Petroleum & Chemical	558,000	468
China Petroleum & Chemical ADR	26,200	2,192
China Railway Construction	685,000	836
China Railway Group	2,480,000	2,015
China Shenhua Energy	224,500	588
Ctrip.com International ADR *	31,695	1,438
Datang International Power Generation	1,064,000	532
Dongfeng Motor Group	26,000	41
Evergrande Real Estate Group	1,718,000	758
Great Wall Motor	80,500	513
Guangzhou R&F Properties	1,321,600	1,537
Huaneng Power International	714,000	898
Industrial & Commercial Bank of China	3,979,000	2,904
JA Solar Holdings ADR *	147,900	1,256
Jiangsu Expressway	494,000	610
Jiangxi Copper	334,000	570
Maanshan Iron & Steel	1,558,000	436
NetEase ADR	4,600	460
PetroChina	692,000	803
PetroChina ADR	800	93
Qunar Cayman Islands ADR *	47,130	1,281
Shimao Property Holdings	111,000	235
Sihuan Pharmaceutical Holdings Group	27,000	16
Sinopec Engineering Group	293,000	238
Sinopharm Group	86,800	304
Tencent Holdings	153,900	2,697
Tsingtao Brewery	196,000	1,240
WuXi PharmaTech Cayman ADR *	28,625	1,144
Zhejiang Expressway	1,378,000	1,695

		46,653

Colombia — 1.2%
Banco Davivienda	47,040	498
Bancolombia *	15,350	154
Bancolombia ADR, Cl R	41,090	1,689
Constructora Conconcreto	118,520	60
Ecopetrol	1,116,439	934
Ecopetrol ADR	22,920	383

1	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Empresa de Telecomunicaciones de Bogota	840,940	$165
Financiera Colombiana	7,580	114
Financiera Colombiana ADR	12,420	338
Grupo Aval Acciones y Valores	559,450	275
Grupo Aval Acciones y Valores ADR	105,530	1,028

		5,638

Czech Republic — 0.3%
CEZ	22,328	566
Komercni Banka	3,430	742

		1,308

Egypt — 0.5%
Commercial International Bank Egypt GDR	342,130	2,289

Georgia — 0.1%
Bank of Georgia Holdings	14,250	380

Greece — 0.1%
Hellenic Telecommunications Organization	32,483	324

Hong Kong — 3.6%
China Everbright	294,000	720
China Mobile	106,000	1,440
China Mobile ADR	57,900	3,923
China Taiping Insurance Holdings *	240,600	838
China Traditional Chinese Medicine	660,000	406
CNOOC	436,000	626
EVA Precision Industrial Holdings	2,096,000	541
Far East Horizon	280,000	261
Guotai Junan International Holdings	648,000	490
Huabao International Holdings	681,000	516
KWG Property Holding	1,051,500	683
Lenovo Group	26,000	40
Luk Fook Holdings International	66,000	209
Poly Property Group	1,246,000	607
Shenzhen Investment	2,310,000	730
Skyworth Digital Holdings	1,738,000	1,239
Sun Hung Kai	627,000	540
Sunac China Holdings	230,000	213
Sunny Optical Technology Group	198,000	328
Wasion Group Holdings	336,000	333
Wynn Macau	571,600	1,500

		16,183

Hungary — 0.0%
Richter Gedeon Nyrt	7,326	107

India — 2.9%
Dr Reddy’s Laboratories ADR	98,515	5,190
ICICI Bank ADR	236,900	2,760
Infosys ADR	30,100	1,105

Description	Shares	Market Value ($ Thousands)

Tata Motors ADR	80,200	$3,947

		13,002

Indonesia — 4.4%
Ace Hardware Indonesia	6,572,000	430
Adhi Karya Persero	2,529,900	673
Alam Sutera Realty	7,425,500	385
Astra International	542,300	329
Bank Central Asia	909,300	992
Bank Negara Indonesia Persero	4,402,800	2,342
Bank Rakyat Indonesia Persero	1,926,000	1,918
Ciputra Development	4,855,500	558
Indocement Tunggal Prakarsa	598,600	1,114
Indofood Sukses Makmur	1,599,300	916
Kalbe Farma	14,598,500	2,039
Kimia Farma Persero	1,929,300	213
Malindo Feedmill	2,398,500	397
Matahari Department Store	270,300	373
Media Nusantara Citra	822,000	200
Mitra Adiperkasa	1,042,600	442
Pakuwon Jati	34,105,300	1,451
Pan Brothers	6,515,500	242
Panin Financial *	12,057,500	289
Perusahaan Gas Negara Persero	1,200,200	483
Semen Indonesia Persero	212,600	245
Surya Citra Media	4,609,300	1,302
Telekomunikasi Indonesia Persero	2,480,800	563
Total Bangun Persada	3,511,500	298
Tower Bersama Infrastructure	2,495,000	1,790

		19,984

Ivory Coast — 0.0%
Cie Ivoirienne D Elect *	966	120

Kazakhstan — 0.3%
KazMunaiGas Exploration Production GDR	27,581	316
KCell GDR	96,700	796

		1,112

Kenya — 0.3%
ARM Cement	226,910	220
Barclays Bank of Kenya	1,436,060	271
East African Breweries	62,310	211
Equity Group Holdings	463,790	271
Safaricom	1,418,650	245

		1,218

Kuwait — 0.1%
ALAFCO Aviation Lease & Finance KSCP *	424,457	330

Lithuania — 0.1%
Apranga PVA	94,170	294

Malaysia — 1.5%
AMMB Holdings	218,800	388
Axiata Group	129,700	258
Berjaya Auto	328,600	327
DiGi.Com	189,100	333
IJM	455,300	907
Karex	584,600	649

2	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Malayan Banking	191,400	$489
Maxis	138,400	271
Sime Darby	143,900	372
Telekom Malaysia	239,400	473
Tenaga Nasional	252,500	1,031
UMW Holdings	383,900	1,180

		6,678

Mauritius — 0.1%
MCB Group	38,300	234

Mexico — 2.3%
Alfa, Cl A *	185,800	402
America Movil, Ser L	473,100	506
Arca Continental *	138,400	879
Banregio Grupo Financiero *	229,000	1,221
Fibra Uno Administracion ‡	93,700	263
Fomento Economico Mexicano *	49,300	468
Gentera *	314,200	596
Grupo Aeroportuario del Centro Norte Sab, Cl B	99,234	470
Grupo Aeroportuario del Pacifico, Ser B	45,700	309
Grupo Herdez *	84,000	210
Grupo Mexico, Ser B	155,400	472
Grupo Televisa ADR *	79,495	2,712
Kimberly-Clark de Mexico, Cl A	156,200	316
Wal-Mart de Mexico	697,700	1,709

		10,533

Morocco — 0.2%
Attijariwafa Bank *	9,970	391
Ciments du Maroc	3,780	475

		866

Nigeria — 0.7%
Guaranty Trust Bank	6,000,000	696
Mobil Nigeria	201,355	149
Nigerian Breweries	264,580	183
Presco *	1,266,930	202
SEPLAT Petroleum Development	616,500	1,431
Zenith Bank	7,651,350	665

		3,326

Oman — 0.2%
Bank Muscat	474,840	739

Pakistan — 0.0%
MCB Bank	57,800	172

Panama — 0.7%
Avianca Holdings ADR	100,800	1,224
Copa Holdings, Cl A	11,640	1,325
InRetail Peru *(A)	25,000	395

		2,944

Peru — 0.7%
Alicorp	201,680	381
Cementos Pacasmayo	295,920	488
Credicorp	8,410	1,221
Ferreycorp	734,300	342

Description	Shares	Market Value ($ Thousands)

Intercorp Financial Services	29,890	$876

		3,308

Philippines — 5.0%
Aboitiz Equity Ventures	304,820	393
Aboitiz Power	465,500	469
Ayala	38,700	629
Ayala Land	799,200	657
BDO Unibank	1,185,380	2,984
East West Banking *	720,500	417
Globe Telecom	9,090	393
GT Capital Holdings	2,940	79
Jollibee Foods	340,330	1,697
Megaworld	18,875,700	2,342
Philippine Long Distance Telephone	7,310	524
PNOC Energy Development (Philippines)	3,399,600	682
Puregold Price Club	2,343,100	2,094
Robinsons Land	2,556,500	1,624
Robinsons Retail Holdings	619,590	1,194
Security Bank	398,470	1,446
SM Prime Holdings	2,087,300	935
Universal Robina	786,050	3,887
Vista Land & Lifescapes	1,919,100	311

		22,757

Poland — 1.9%
CCC	11,065	543
Eurocash	250,770	2,264
PGE	379,575	2,125
Powszechny Zaklad Ubezpieczen	22,425	2,962
Tauron Polska Energia	465,023	616

		8,510

Qatar — 0.5%
Al Khalij Commercial Bank	63,450	379
Barwa Real Estate	62,445	830
Qatar Electricity & Water	7,430	387
United Development	118,970	790

		2,386

Romania — 0.6%
Banca Transilvania *	3,695,280	1,981
BRD-Groupe Societe Generale	116,129	279
OMV Petrom	5,398,700	512

		2,772

Russia — 1.9%
Gazprom ADR	233,185	1,164
Lukoil ADR	42,301	2,049
Mail.ru Group GDR *	15,485	294
MMC Norilsk Nickel ADR	33,591	607
Sberbank of Russia ADR	63,680	324
Sistema GDR	50,618	359
Tatneft ADR	68,951	2,181
Yandex, Cl A *	92,675	1,525

		8,503

South Africa — 4.3%
Aspen Pharmacare Holdings	10,040	356
Aveng	192,438	258
AVI	66,595	479
Barclays Africa Group	54,602	903
Barloworld	14,266	109

3	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Capitec Bank Holdings	10,996	$387
Clicks Group	27,428	211
DataTec	70,964	366
Exxaro Resources	21,697	213
FirstRand	256,617	1,178
Foschini Group	16,563	235
Imperial Holdings	22,585	381
Kumba Iron Ore	6,441	126
Liberty Holdings	52,218	634
Life Healthcare Group Holdings	127,164	494
MMI Holdings	683,200	1,908
MTN Group	62,365	1,106
Nampak	105,013	367
Naspers, Cl N	20,049	2,946
Netcare	101,243	357
Northam Platinum *	84,567	375
Redefine Properties ‡	594,405	604
Sasol	20,313	739
Shoprite Holdings	84,350	1,201
Sibanye Gold	441,303	1,167
SPAR Group	40,777	625
Standard Bank Group	45,407	594
Steinhoff International Holdings	54,987	317
Truworths International	39,797	304
Tsogo Sun Holdings	153,108	373

		19,313

South Korea — 8.6%
CJ	2,214	350
Coway	7,881	619
Daesang	13,258	451
Dongbu Insurance	8,938	431
Halla Visteon Climate Control	9,564	373
Hanmi Pharm *	4,684	459
Hanwha	19,173	535
Hanwha Life Insurance	56,591	403
Hite Jinro	15,209	317
Hyosung	8,173	545
Hyundai Development -Engineering & Construction	10,279	468
Hyundai Marine & Fire Insurance	16,389	407
Hyundai Motor	1,481	217
i-SENS *	7,641	420
Kangwon Land	17,929	555
KH Vatec	8,496	301
Kia Motors	33,129	1,373
Korea Aerospace Industries	10,258	471
Korea Electric Power ADR	125,100	2,587
Korean Air Lines *	18,127	829
KT&G	26,212	1,911
Kyongnam Bank *	88,213	844
LG	9,335	541
LG Display ADR	91,600	1,417
LG Electronics	467	26
LG.Philips LCD	23,380	724
LS Industrial Systems *	5,693	321
MDS Technology	18,428	374
Medy-Tox	7,355	2,372
Meritz Fire & Marine Insurance	62,758	749
NAVER	2,575	1,551
OCI Materials	10,213	750
S-1	4,860	354
Samsung Electronics	4,824	5,964
Samsung Fire & Marine Insurance	429	100

Description	Shares	Market Value ($ Thousands)

Simm Tech	37,179	$388
SK C&C	2,189	433
SK Holdings	1,762	299
SK Hynix	65,784	2,793
SK Telecom	2,723	711
SK Telecom ADR	96,000	2,790
Suprema	9,212	210
Tovis	44,240	718
Vieworks	13,397	378
Wonik IPS *	29,110	337

		39,166

Spain — 0.0%
Cemex Latam Holdings *	11,050	66

Taiwan — 9.7%
ASPEED Technology *	21,000	197
Asustek Computer	161,000	1,671
AU Optronics ADR	356,200	1,863
Cathay Financial Holding	110,000	167
Chailease Holding	78,000	190
Cheng Shin Rubber Industry	58,000	140
Chicony Electronics	461,000	1,279
China Motor	130,000	112
Chipbond Technology	310,000	600
Compal Electronics	999,000	774
Coretronic	543,000	835
CTCI	117,000	193
Delta Electronics	129,000	830
Far Eastern Department Stores	240,000	206
Fubon Financial Holding	898,000	1,595
Global Lighting Technologies	141,000	208
Highwealth Construction	265,000	564
Hon Hai Precision Industry	1,072,000	2,962
Inventec	1,207,000	923
King’s Town Bank	391,000	421
Lite-On Technology	996,000	1,262
Makalot Industrial	75,000	467
MediaTek	17,000	255
Merida Industry	66,000	531
PChome Online	34,000	401
Pegatron	1,257,000	3,440
Pixart Imaging	195,000	565
Powertech Technology	343,000	585
Quanta Computer	231,000	581
Radiant Opto-Electronics	247,000	810
Realtek Semiconductor	212,000	662
Rechi Precision	334,000	340
Silergy	53,000	382
Silicon Motion Technology ADR	14,602	388
Sinmag Equipment	67,000	394
Taishin Financial Holding	739,000	316
Taiwan Cement	610,000	832
Taiwan PCB Techvest	371,000	640
Taiwan Semiconductor Manufacturing	390,000	1,861
Taiwan Semiconductor Manufacturing ADR	370,720	9,094
Transcend Information	60,000	197
Tung Thih Electronic	181,000	691
Uni-President Enterprises	56,000	94
Vanguard International Semiconductor	368,000	639
Wan Hai Lines	569,000	632

4	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Wistron	727,000	$684
WPG Holdings	1,192,000	1,526

		43,999

Thailand — 3.2%
Advanced Info Service	59,200	427
Bangchak Petroleum	1,036,000	1,081
Bangkok Dusit Medical Services	874,700	582
Bangkok Expressway	278,200	394
Beauty Community	388,100	504
Kasikornbank	110,500	742
Minor International	503,700	530
PTT	272,300	2,889
PTT Global Chemical	396,800	687
Robinson Department Store	192,900	306
Sansiri	6,733,700	416
Siam Cement	129,700	2,102
Siam Commercial Bank	76,900	403
Srisawad Power 1979 *	500,400	634
Thai Union Frozen Products	2,904,600	1,923
Thanachart Capital	843,200	913

		14,533

Turkey — 1.6%
Aksa Akrilik Kimya Sanayii	52,136	200
Aselsan Elektronik Sanayi Ve Ticaret	132,936	634
Coca-Cola Icecek	108,530	2,104
Dogus Otomotiv Servis ve Ticaret	30,785	157
Eregli Demir ve Celik Fabrikalari	637,791	1,070
Ford Otomotiv Sanayi	57,874	781
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Cl D *	294,035	213
Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut	179,818	173
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	145,507	169
TAV Havalimanlari Holding	42,398	338
Tofas Turk Otomobil Fabrikasi	46,344	302
Turk Telekomunikasyon	64,918	188
Turk Traktor ve Ziraat Makineleri	25,674	819

		7,148

United Arab Emirates — 1.4%
Air Arabia *	657,100	290
DAMAC Properties Dubai *	2,504,090	2,011
Dubai Islamic Bank	517,366	934
Dubai Parks & Resorts *	739,259	146
Emaar Properties	904,249	1,833
First Gulf Bank	75,262	364
Mashreqbank	10,710	379
NMC Health *	976	9
Ras Al Khaimah Ceramics *	612,440	522

		6,488

United Kingdom — 0.4%
Al Noor Hospitals Group	116,736	1,680

United States — 1.1%
Kansas City Southern	14,905	1,727
Luxoft Holding, Cl A *	10,476	531
PriceSmart	31,925	2,536

Description	Shares/Number of Warrants	Market Value ($ Thousands)

Southern Copper	12,000	$357

		5,151

Total Common Stock (Cost $348,604) ($ Thousands)		350,696

EXCHANGE TRADED FUNDS — 7.8%

United States — 7.8%
iPath MSCI India Index ETN	32,295	2,512
iShares MSCI Emerging Markets Index Fund	589,934	24,004
iShares MSCI India ETF	75,400	2,530
WisdomTree India Earnings Fund	258,400	6,251

Total Exchange Traded Funds (Cost $34,921) ($ Thousands)		35,297

WARRANTS * — 7.0%
Aisino, Expires 12/09/19	63,002	398
Al Tayyar Travel Group ‡‡	13,400	468
Almacenes Exito, Expires 03/11/18	19,700	196
Arcelik, Expires 11/06/17	77,700	469
Baco Davivienda, Expires 12/05/18	49,770	528
Bank Alfalah, Expires 01/20/15	1,705,430	566
Beiqi Foton Motor, Expires 12/09/19	198,699	200
BRAC Bank, Expires 01/02/25	860,630	425
Bupa Arabia for Cooperative Insurance, Expires 04/05/17	34,600	1,545
Cemex Latam Holdings ‡‡	208,580	1,287
City Union Bank, Expires 06/30/15	322,172	519
CLSA Financial Products, Expires 06/30/15	184,948	298
Constructora Conconcreto, Expires 12/05/18	497,710	252
Credit Agricole Egypt, Expires 12/02/19	93,400	275
Danang Rubber, Expires 06/03/19	148,170	420
DG Khan Cement, Expires 01/17/17	222,430	268
East African Breweries, Expires 10/31/17	277,375	936
Empresa de Telecomunicaciones de Bogota ‡‡	1,784,970	351
Envoy Textiles, Expires 01/02/25	286,470	197
Fauji Cement, Expires 12/02/16	834,780	248
First Gulf Bank, Expires 12/11/17	182,600	879
First Gulf Bank, Expires 08/14/15	79,290	384
Fortis Healthcare, Expires 08/07/20	183,856	477
FPT, Expires 06/01/15	126,000	285
Fuyao Glass Industry Group, Expires 11/25/15	213,984	508
Glenmark Pharmaceuticals, Expires 06/28/18	37,163	468

5	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

February 28, 2015

Description	Number of Warrants	Market Value ($ Thousands)

GrameenPhone, Expires 04/22/21	95,260	$410
Hemas Holdings, Expires 12/03/15	279,260	167
Henan Pinggao, Expires 02/18/25	70,588	224
Huangshan Tourism Development, Expires 12/09/19	115,788	298
Jazeera Airways, Expires 12/20/18	316,350	545
John Keells Holdings, Expires 07/05/19	200,900	309
Jyothy Laboratories, Expires 12/13/17	85,104	382
Kuwait Food Americana, Expires 02/24/16	36,560	366
LAUGFS Gas, Expires 12/03/15	613,946	157
LIC Housing Finance, Expires 03/28/19	33,512	268
LIC Housing Finance, Expires 05/05/16	54,029	433
Mabanee, Expires 08/05/19	101,190	362
Mobile World Investment, Expires 08/15/16	39,120	243
Mouwasat Medical Services, Expires 09/20/17	16,200	596
National Bank of Kuwait, Expires 03/24/16	796,680	2,530
NCC, Expires 01/04/18	179,854	222
Pegasus Hava Tasimaciligi, Expires 11/06/17	54,700	612
Pha Lai Thermal Power, Expires 01/17/17	132,400	156
Prestige Estates Projects, Expires 11/06/20	73,303	330
S.A.C.I. Falabella, Expires 11/07/18	65,000	473
Samba Financial Group, Expires 03/02/17	65,759	852
Saudi Pharmaceuticals, Expires 12/31/14	65,887	761
Saudi Pharmaceuticals, Expires 12/05/17	26,600	307
Shriram Transport, Expires 06/30/15	33,420	625
Sinotrans Air, Expires 01/21/20	72,370	218
SKS Microfinance, Expires 11/05/18	89,228	600
Tokyo Cement Lanka, Expires 12/03/15	326,620	147
Turkiye Garanti Bankasi, Expires 11/30/17	240,000	851
United Bank, Expires 10/31/16	1,333,130	2,209
United Bank, Expires 01/17/17	37,560	62
United International Transportation, Expires 07/31/17	74,600	1,508
Vietnam Dairy Products, Expires 12/03/15	101,600	515
Vingroup, Expires 01/20/16	271,300	623
Yes Bank, Expires 06/29/17	36,282	478

Total Warrants (Cost $32,113) ($ Thousands)		31,686

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 1.8%

Brazil — 1.6%
AES Tiete	42,400	$256
Banco do Estado do Rio Grande do Sul	96,600	430
Bradespar	33,100	153
Cia Energetica de Minas Gerais	139,200	632
Cia Energetica de Sao Paulo	157,300	1,296
Cia Paranaense de Energia	95,100	1,147
Itau Unibanco Holding	23,000	294
Itausa - Investimentos Itau	448,700	1,583
Marcopolo	106,100	83
Suzano Papel e Celulose, Cl A	121,980	515
Vale, Cl A	150,200	973

		7,362

South Korea — 0.1%
LG Chemical	3,939	581

Total Preferred Stock (Cost $8,770) ($ Thousands)		7,943

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% ** †	1,571,200	1,571

Total Cash Equivalent (Cost $1,571) ($ Thousands)		1,571

Total Investments — 94.1% (Cost $425,979) ($ Thousands) ††		$427,193

Percentages are based on a Net Assets of $453,966 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Expiration date is unavailable.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $425,979 ($ Thousands), and the unrealized appreciation and depreciation were $15,861 ($ Thousands) and $(14,647) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

Ser — Series

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$349,179	$1,517	$—	$350,696
Exchange Traded Funds	35,297	—	—	35,297
Warrants	31,686	—	—	31,686
Preferred Stock	7,943	—	—	7,943
Cash Equivalent	1,571	—	—	1,571

Total Investments in Securities	$425,676	$1,517	$—	$427,193

For the period ended February 28, 2015, there were there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Reporting / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.9%
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017	$10,042	$10,926
2.500%, 07/15/2016	13,540	14,258
2.375%, 01/15/2017	11,729	12,454
2.125%, 01/15/2019	9,728	10,697
1.875%, 07/15/2019	11,069	12,187
1.625%, 01/15/2018	10,609	11,305
1.375%, 07/15/2018	10,462	11,195
1.375%, 01/15/2020	13,647	14,725
0.125%, 04/15/2016	27,031	27,346
0.125%, 04/15/2017	31,432	32,007
0.125%, 04/15/2018	34,960	35,607
0.125%, 04/15/2019	34,628	35,171

Total U.S. Treasury Obligations (Cost $227,531) ($ Thousands)		227,878

Total Investments — 99.9% (Cost $227,531) ($ Thousands) †		$227,878

Percentages are based on Net Assets of $228,011 ($ Thousands).

†	At February 28, 2015, the tax basis cost of the Fund’s investments was $227,531 ($ Thousands), and the unrealized appreciation and depreciation were $979 ($ Thousands) and $(632) ($ Thousands), respectively.

As of February 28, 2015, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 39.0%

Consumer Discretionary — 0.7%
Comcast
6.500%, 01/15/2017	$1,630	$1,796
Walgreens Boots Alliance
1.750%, 11/17/2017	1,620	1,636

		3,432

Energy — 4.3%
Chevron
1.365%, 03/02/2018	1,590	1,590
1.345%, 11/15/2017	1,840	1,854
0.427%, 11/15/2017 (A)	680	680
CNOOC Nexen Finance
1.625%, 04/30/2017	800	793
DCP Midstream Operating
2.500%, 12/01/2017	1,650	1,603
El Paso LLC
7.000%, 06/15/2017	2,000	2,214
Energy Transfer Partners
6.125%, 02/15/2017	180	195
Enterprise Products Operating LLC
6.650%, 04/15/2018	2,092	2,389
Kinder Morgan Energy Partners
5.950%, 02/15/2018	1,370	1,508
ONEOK Partners
2.000%, 10/01/2017	1,410	1,394
Petrobras Global Finance
3.250%, 03/17/2017	750	699
Plains All American Pipeline
6.500%, 05/01/2018	2,000	2,276
Statoil
0.456%, 11/09/2017 (A)	1,405	1,401
TransCanada PipeLines
1.875%, 01/12/2018	705	710
1.042%, 01/12/2018 (A)	705	705
Weatherford International
6.350%, 06/15/2017	370	386

		20,397

Financials — 24.5%
Abbey National Treasury Services
1.375%, 03/13/2017	1,600	1,603
ABN AMRO Bank
1.375%, 01/22/2016 (B)	1,350	1,356
AIG Global Funding MTN
1.650%, 12/15/2017 (B)	890	894
American Express Bank
6.000%, 09/13/2017	2,200	2,445
American Honda Finance MTN
1.550%, 12/11/2017	2,380	2,405
American International Group MTN
5.600%, 10/18/2016	1,100	1,179

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank Nederlandse Gemeenten
0.625%, 07/18/2016 (B)	$3,000	$2,999
Bank of America MTN
5.300%, 03/15/2017	850	912
1.700%, 08/25/2017	2,120	2,130
1.250%, 02/14/2017	650	650
Bank of Montreal MTN
1.300%, 07/15/2016	2,400	2,419
Bank of New York Mellon MTN
1.350%, 03/06/2018	1,890	1,879
Bank of Nova Scotia
1.375%, 07/15/2016	1,600	1,616
Bank of Tokyo-Mitsubishi
1.550%, 09/09/2016 (B)	2,695	2,710
BB&T MTN
1.101%, 06/15/2018 (A)	1,425	1,440
Branch Banking & Trust
1.050%, 12/01/2016	780	780
Capital One Bank USA
1.150%, 11/21/2016	2,150	2,147
Citigroup
1.850%, 11/24/2017	960	962
1.800%, 02/05/2018	3,060	3,058
0.506%, 06/09/2016 (A)	600	596
Cooperatieve Centrale Raiffeisen-Boerenleenbank
0.723%, 03/18/2016 (A)	700	703
Credit Suisse USA
5.375%, 03/02/2016	807	844
Daimler Finance North America LLC
1.375%, 08/01/2017 (B)	625	626
1.250%, 01/11/2016 (B)	700	703
0.935%, 08/01/2016 (A) (B)	670	674
DNB Boligkreditt
1.450%, 03/21/2018 (B)	4,000	3,984
Export-Import Bank of Korea
1.003%, 01/14/2017 (A)	3,515	3,532
Fifth Third Bank
1.450%, 02/28/2018	1,800	1,792
0.900%, 02/26/2016	500	500
Ford Motor Credit LLC
1.506%, 05/09/2016 (A)	500	504
1.500%, 01/17/2017	1,650	1,653
General Electric Capital MTN
5.625%, 09/15/2017	2,725	3,023
0.458%, 05/11/2016 (A)	1,045	1,046
Genworth Financial
8.625%, 12/15/2016	700	757
Goldman Sachs Group
2.375%, 01/22/2018	3,800	3,869
1.043%, 12/15/2017 (A)	1,500	1,504
Harley-Davidson Financial Services MTN
2.700%, 03/15/2017 (B)	670	689
1.550%, 11/17/2017 (B)	2,000	2,011

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC USA
1.300%, 06/23/2017	$1,850	$1,851
Huntington National Bank
1.300%, 11/20/2016	2,200	2,204
JPMorgan Chase
6.000%, 10/01/2017	1,950	2,162
3.450%, 03/01/2016	800	821
0.854%, 02/26/2016 (A)	400	401
KeyBank
1.100%, 11/25/2016	1,850	1,852
0.752%, 11/25/2016 (A)	400	401
KFW
2.000%, 06/01/2016	3,000	3,055
Korea Development Bank
0.882%, 01/22/2017 (A)	3,600	3,598
Manufacturers & Traders Trust
0.535%, 03/07/2016 (A)	1,575	1,575
MassMutual Global Funding
2.000%, 04/05/2017 (B)	1,350	1,369
MetLife
6.750%, 06/01/2016	670	719
Metropolitan Life Global Funding I MTN
3.125%, 01/11/2016 (B)	900	920
1.500%, 01/10/2018 (B)	450	451
Morgan Stanley
4.750%, 03/22/2017	1,980	2,112
1.512%, 02/25/2016 (A)	510	514
MUFG Union Bank
1.500%, 09/26/2016	700	704
Nissan Motor Acceptance MTN
1.950%, 09/12/2017 (B)	850	861
1.500%, 03/02/2018 (B)	2,690	2,690
PNC Bank
1.150%, 11/01/2016	1,671	1,678
0.573%, 04/29/2016 (A)	280	280
Pricoa Global Funding I
1.350%, 08/18/2017 (B)	2,030	2,030
Prudential Financial MTN
4.750%, 09/17/2015	800	817
Royal Bank of Canada MTN
0.605%, 03/08/2016 (A)	1,650	1,656
Santander Bank
2.000%, 01/12/2018	2,030	2,031
Sumitomo Mitsui Banking MTN
1.350%, 07/11/2017	1,300	1,294
SunTrust Banks
3.600%, 04/15/2016	1,600	1,646
Synchrony Financial
1.875%, 08/15/2017	1,190	1,192
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	1,300	1,330
Toyota Motor Credit MTN
1.250%, 10/05/2017	1,550	1,555
Travelers
6.250%, 06/20/2016	500	535
5.750%, 12/15/2017	875	980

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

US Bancorp MTN
1.650%, 05/15/2017	$1,270	$1,288
Volkswagen Group of America Finance LLC
1.600%, 11/20/2017 (B)	1,200	1,206
Volkswagen International Finance
2.375%, 03/22/2017 (B)	2,400	2,454
Wells Fargo MTN
2.625%, 12/15/2016	1,300	1,340
1.400%, 09/08/2017	1,200	1,206
0.887%, 04/23/2018 (A)	600	603

		115,975

Health Care — 3.8%
AbbVie
1.200%, 11/06/2015	1,720	1,725
Anthem
1.875%, 01/15/2018	1,570	1,577
Bayer US Finance LLC
1.500%, 10/06/2017 (B)	2,300	2,312
Becton Dickinson
1.800%, 12/15/2017	2,580	2,602
Eli Lilly
1.250%, 03/01/2018	1,590	1,590
Express Scripts Holding
3.125%, 05/15/2016	280	287
2.650%, 02/15/2017	3,018	3,099
Mylan
1.800%, 06/24/2016	600	604
1.350%, 11/29/2016	1,200	1,198
Perrigo
1.300%, 11/08/2016	280	280
UnitedHealth Group
1.400%, 12/15/2017	760	767
Zoetis
1.150%, 02/01/2016	1,706	1,708

		17,749

Industrials — 1.8%
Caterpillar Financial Services MTN
0.474%, 02/26/2016 (A)	1,200	1,202
Hutchison Whampoa International
1.625%, 10/31/2017 (B)	730	725
John Deere Capital MTN
2.250%, 06/07/2016	800	816
1.400%, 03/15/2017	150	151
0.461%, 12/15/2017 (A)	2,120	2,121
MUFG Americas Holdings
1.625%, 02/09/2018	1,100	1,098
Penske Truck Leasing LP
3.750%, 05/11/2017 (B)	2,090	2,179

		8,292

Information Technology — 0.6%
Alibaba Group Holding
1.625%, 11/28/2017 (B)	750	750

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hewlett-Packard
3.000%, 09/15/2016	$2,200	$2,265

		3,015

Materials — 0.9%
Ecolab
1.450%, 12/08/2017	2,590	2,584
Freeport-McMoRan
2.300%, 11/14/2017	1,200	1,183
Xstrata Finance Canada
2.050%, 10/23/2015 (B)	700	704

		4,471

Telecommunication Services — 1.9%
AT&T
5.500%, 02/01/2018	1,500	1,650
British Telecommunications
1.625%, 06/28/2016	2,605	2,624
Verizon Communications
1.350%, 06/09/2017	2,990	2,990
0.636%, 06/09/2017 (A)	1,700	1,699
Vodafone Group
0.642%, 02/19/2016 (A)	210	210

		9,173

Utilities — 0.5%
Dayton Power & Light
1.875%, 09/15/2016	1,035	1,047
Georgia Power
0.561%, 03/15/2016 (A)	225	225
Oncor Electric Delivery LLC
5.000%, 09/30/2017	660	723
West Penn Power
5.950%, 12/15/2017 (B)	210	233

		2,228

Total Corporate Obligations (Cost $184,729) ($ Thousands)		184,732

ASSET-BACKED SECURITIES — 16.9%

Automotive — 11.5%
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,000	997
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/2018	1,200	1,202
Ally Master Owner Trust, Ser 2014-1, Cl A1
0.643%, 01/15/2019 (A)	3,260	3,271
Ally Master Owner Trust, Ser 2014-3, Cl A
1.330%, 03/15/2019	435	435
Ally Master Owner Trust, Ser 2014-4, Cl A1
0.573%, 06/17/2019 (A)	2,850	2,850
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	1,000	1,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	$750	$750
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A1
0.488%, 02/21/2017 (A)	765	763
CarMax Auto Owner Trust, Ser 2013-1, Cl A4
0.890%, 08/17/2018	600	598
CarMax Auto Owner Trust, Ser 2013-2, Cl B
1.210%, 01/15/2019	1,025	1,020
CarMax Auto Owner Trust, Ser 2013-4, Cl A4
1.280%, 05/15/2019	1,240	1,241
Chesapeake Funding LLC, Ser 2012-1A, Cl B
1.771%, 11/07/2023 (A) (B)	200	201
Chesapeake Funding LLC, Ser 2012-1A, Cl C
2.171%, 11/07/2023 (A) (B)	200	201
Chesapeake Funding LLC, Ser 2015-1A, Cl B
1.122%, 02/07/2027 (A) (B)	1,430	1,430
CPS Auto Receivables Trust, Ser 2013-C, Cl A
1.640%, 04/16/2018 (B)	574	574
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	816	817
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	401	400
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019 (B)	496	495
Credit Acceptance Auto Loan Trust, Ser 2015-1A, Cl A
2.000%, 07/15/2022 (B)	1,395	1,392
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (B)	1,500	1,500
First Investors Auto Owner Trust, Ser 2014-2A, Cl A3
1.490%, 12/15/2017 (B)	750	748
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	3,245	3,292
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A1
0.850%, 01/15/2018	750	750
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl B
1.120%, 01/15/2018	740	741

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl C
1.370%, 01/15/2018	$950	$952
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A2
0.517%, 08/15/2019 (A)	2,190	2,187
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.664%, 06/20/2017 (A)	1,035	1,036
GE Dealer Floorplan Master Note Trust, Ser 2013-1, Cl A
0.574%, 04/20/2016 (A)	1,060	1,060
GM Financial Automobile Leasing Trust, Ser 2014-1A, Cl A4
1.300%, 05/21/2018 (B)	1,140	1,145
Harley-Davidson Motorcycle Trust, Ser 2013-1, Cl A4
0.870%, 07/15/2019	250	250
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A4
0.740%, 09/15/2015	1,051	1,051
Mercedes-Benz Auto Receivables Trust, Ser 2013-1, Cl A4
1.130%, 11/15/2019	325	326
Nissan Auto Receivables Owner Trust, Ser 2013-C, Cl A3
0.670%, 08/15/2018	580	579
Porsche Innovative Lease Owner Trust, Ser 2014-1, Cl A4
1.260%, 09/21/2020 (B)	375	375
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (B)	298	298
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (B)	284	284
Prestige Auto Receivables Trust, Ser 2014-1A, Cl B
1.910%, 04/15/2020 (B)	1,470	1,469
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl C
3.780%, 11/15/2017	985	995
Santander Drive Auto Receivables Trust, Ser 2012-2, Cl C
3.200%, 02/15/2018	1,723	1,739
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl C
3.010%, 04/16/2018	2,465	2,492

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2012-4, Cl B
1.830%, 03/15/2017	$147	$147
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl C
2.940%, 12/15/2017	2,345	2,373
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl B
1.560%, 08/15/2018	271	271
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl C
1.940%, 06/15/2016	1,050	1,055
Santander Drive Auto Receivables Trust, Ser 2012-AA, Cl C
1.780%, 11/15/2018 (B)	355	356
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl C
1.760%, 01/15/2019	1,430	1,434
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl B
1.330%, 03/15/2018	1,105	1,106
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl A3
1.110%, 01/15/2016	618	619
Santander Drive Auto Receivables Trust, Ser 2013-A, Cl A3
1.020%, 02/15/2016 (B)	798	798
SMART Trust, Ser 2011-4USA, Cl A4A
2.280%, 08/14/2017 (B)	305	306
SMART Trust, Ser 2012-4US, Cl A4A
1.250%, 08/14/2018	235	234
Susquehanna Auto Receivables Trust, Ser 2014-1
1.000%, 02/15/2018	550	550
Volkswagen Auto Lease Trust, Ser 2014-A, Cl A4
0.990%, 07/20/2018	740	740
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (B)	1,000	1,000
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl B
1.580%, 04/15/2020 (B)	500	500

		54,395

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 2.9%
American Express Credit Account Master Trust, Ser 2008-2, Cl A
1.433%, 09/15/2020 (A)	$1,120	$1,151
American Express Credit Account Master Trust, Ser 2014-4, Cl A
1.430%, 06/15/2020	1,250	1,252
BA Credit Card Trust, Ser 2015-A1, Cl A
0.515%, 06/15/2020 (A)	2,580	2,580
Chase Issuance Trust, Ser 2012-A2, Cl A2
0.443%, 05/15/2019 (A)	1,625	1,626
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	775	776
Chase Issuance Trust, Ser 2013-A1, Cl A1
1.300%, 02/18/2020	550	547
Chase Issuance Trust, Ser 2014-A3, Cl A3
0.373%, 05/15/2018 (A)	840	840
Citibank Credit Card Issuance Trust, Ser 2013-A10, Cl A10
0.730%, 02/07/2018	1,425	1,426
Discover Card Execution Note Trust, Ser 2014-A5, Cl A
1.390%, 04/15/2020	1,150	1,151
Golden Credit Card Trust, Ser 2012-2A, Cl A1
1.770%, 01/15/2019 (B)	1,000	1,011
Golden Credit Card Trust, Ser 2012-3A, Cl A
0.617%, 07/17/2017 (A) (B)	300	300
Synchrony Credit Card Master Note Trust, Ser 2012-6, Cl A
1.360%, 08/17/2020	916	914

		13,574

Mortgage Related Securities — 0.4%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-2, Cl A1
0.771%, 06/25/2034 (A)	692	684
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
0.891%, 10/25/2034 (A)	908	892
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
1.155%, 08/25/2034 (A)	363	363

		1,939

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Other Asset-Backed Securities — 2.1%
Ascentium Equipment Receivables, Ser 2014-1A, Cl A2
1.040%, 01/10/2017 (B)	$401	$401
Bear Stearns Asset Backed Securities Trust, Ser 2004-SD3, Cl A3
0.741%, 09/25/2034 (A)	335	328
CenterPoint Energy Restoration Bond LLC, Ser 2009-1, Cl A2
3.460%, 08/15/2019	1,460	1,519
CIT Equipment Collateral, Ser 2014-VTI, Cl A3
1.690%, 10/21/2019	470	470
GE Equipment Midticket LLC, Ser 2014-1, Cl A3
1.140%, 05/22/2018	200	200
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A4
1.440%, 10/25/2021 (B)	1,665	1,668
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T3, Cl B3
2.140%, 05/15/2046 (B)	1,000	991
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	143	143
John Deere Owner Trust, Ser 2014-B, Cl A3
1.070%, 11/15/2018	1,000	1,000
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.418%, 03/25/2021 (A)	1,022	1,021
NextGear Floorplan Master Owner Trust, Ser 2014-1A, Cl A
1.920%, 10/15/2019 (B)	370	370
Saxon Asset Securities Trust, Ser 2006-1, Cl A2C
0.491%, 03/25/2036 (A)	487	475
SLM Student Loan Trust, Ser 2006-10, Cl A4
0.326%, 07/25/2023 (A)	249	248
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.256%, 07/25/2017 (A)	562	561
Structured Asset Securities, Ser 2005-WF1, Cl A3
0.831%, 02/25/2035 (A)	791	786

		10,181

Total Asset-Backed Securities (Cost $80,117) ($ Thousands)		80,089

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 11.5%

Agency Mortgage-Backed Obligations — 5.5%
FHLMC
3.500%, 10/01/2025	$355	$377
2.259%, 03/01/2037	342	363
2.000%, 08/25/2016	7,500	7,667
1.250%, 12/05/2017	1,600	1,598
FHLMC CMO, Ser 2004-2900, Cl PC
4.500%, 12/15/2019	651	683
FHLMC CMO, Ser 2010-3747, Cl PA
4.000%, 04/15/2038	552	585
FHLMC CMO, Ser 2010-3753, Cl PD
3.000%, 09/15/2039	1,517	1,555
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2010-K008, Cl A1
2.746%, 12/25/2019	314	324
FHLMC Multifamily Structured Pass-Through Certificates, Ser K001, Cl A2
5.651%, 04/25/2016 (A)	283	296
FHLMC Multifamily Structured Pass-Through Certificates, Ser K501, Cl A2
1.655%, 11/25/2016	835	844
FNMA
5.000%, 06/01/2019	140	150
1.220%, 08/01/2017	679	682
FNMA CMO, Ser 2008-18, Cl HD
4.000%, 12/25/2018	251	260
FNMA CMO, Ser 2009-70, Cl NL
3.000%, 08/25/2019	240	247
FNMA CMO, Ser 2011-23, Cl AB
2.750%, 06/25/2020	255	262
GNMA
1.625%, 08/20/2040	635	661
GNMA CMO, Ser 2004-17, Cl MA
5.000%, 02/16/2032	165	169
GNMA CMO, Ser 2010-162, Cl PQ
4.500%, 06/16/2039	282	298
GNMA CMO, Ser 2011-106, Cl ME
3.000%, 06/20/2038	453	460
GNMA CMO, Ser 2011-62, Cl PA
3.000%, 01/20/2040	360	366
GNMA CMO, Ser 2012-31, Cl QJ
3.000%, 12/20/2039	984	1,009
GNMA, Ser 2012-109, Cl AB
1.388%, 09/16/2044	1,251	1,223

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA, Ser 2013-105, Cl A
1.705%, 02/16/2037	$1,432	$1,423
GNMA, Ser 2013-12, Cl AB
1.826%, 11/16/2052	1,569	1,525
GNMA, Ser 2013193, Cl AB
2.000%, 12/16/2049	852	858
GNMA, Ser 2014-103, Cl AB
1.742%, 06/16/2053	800	813
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.571%, 02/06/2020 (A)	988	993
NCUA Guaranteed Notes, Ser 2010-R2, Cl 2A
0.641%, 11/05/2020 (A)	318	320

		26,011

Non-Agency Mortgage-Backed Obligations — 6.0%
BAMLL Commercial Mortgage Securities Trust, Ser 2013-DSNY, Cl A
1.222%, 09/15/2026 (A) (B)	450	450
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
0.956%, 06/15/2028 (A) (B)	1,250	1,249
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl A4
4.674%, 06/11/2041	387	387
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.123%, 08/15/2029 (A) (B)	350	351
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl A4
5.226%, 07/15/2044 (A)	557	562
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A2
1.813%, 09/10/2045	500	504
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl A2
1.987%, 04/10/2046	985	994
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
0.922%, 06/15/2033 (A) (B)	1,925	1,915
COMM Mortgage Trust, Ser 2012-9W57, Cl A
2.365%, 02/10/2029 (B)	1,610	1,644
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	569	572
COMM Mortgage Trust, Ser 2014-BBG, Cl A
0.972%, 03/15/2029 (A) (B)	1,400	1,396
COMM Mortgage Trust, Ser 2014-PAT, Cl A
0.972%, 08/13/2027 (A) (B)	220	219

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

COMM Mortgage Trust, Ser 2014-UBS4, Cl A2
2.963%, 08/10/2019	$600	$621
CSMC Trust, Ser 2014-TIKI, Cl A
1.122%, 09/15/2038 (A) (B)	1,000	996
CSMC Trust, Ser 2014-WIN1, Cl 2A5
3.000%, 09/25/2044 (A) (B)	1,217	1,234
CSMC, Ser 2014-ICE, Cl A
1.050%, 04/15/2027 (A) (B)	800	797
GNMA ARM
3.000%, 02/20/2041 (A)	824	863
2.500%, 04/20/2042 (A)	350	362
2.000%, 10/20/2042 (A)	692	714
GS Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.679%, 05/10/2020 (B)	437	453
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	222	227
Homestar Mortgage Acceptance, Ser 2004-3, Cl AV1
0.621%, 07/25/2034 (A) (B)	575	569
Impac CMB Trust Series, Ser 2003-8, Cl 1A1
0.848%, 10/25/2033 (A) (B)	296	290
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2014-FL5, Cl A
1.152%, 07/15/2031 (A) (B)	600	596
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A1
1.451%, 06/15/2019	932	932
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (A)	202	204
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-PLSD, Cl A2
3.364%, 11/13/2044 (B)	1,200	1,240
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.073%, 10/15/2029 (A) (B)	1,500	1,494
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.372%, 08/15/2027 (A) (B)	2,910	2,909
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (A)	615	627
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A2
1.972%, 08/15/2045	210	213

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A2
2.111%, 03/15/2045	$425	$431
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20, Cl A7
5.118%, 07/15/2042 (A)	374	375
WFRBS Commercial Mortgage Trust, Ser 2011-C2A2, Cl A2
3.791%, 02/15/2044 (B)	975	991
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A2
2.684%, 11/15/2044	100	102
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl A2
2.072%, 03/15/2048	975	988

		28,471

Total Mortgage-Backed Securities (Cost $54,544) ($ Thousands)		54,482

MUNICIPAL BONDS — 3.0%
Babylon, BAN
1.000%, 08/01/2015	890	892
California State, Various Purpose, GO
5.950%, 04/01/2016	1,000	1,058
Georgia State, Electric Authority, RB
3.552%, 01/01/2017	810	843
Hawaii State, Highway Revenue Authority, Ser C, RB
0.700%, 01/01/2016	850	849
Indiana Bond Bank, RB
3.908%, 08/01/2016	1,750	1,825
Intermountain Power Agency, Sub-Ser B, RB
1.333%, 07/01/2017	525	525
Kentucky State, Commission Revenue Board, RB
1.028%, 04/01/2016	190	190
Kentucky State, Property & Building Commission, Build America Project, RB
4.077%, 11/01/2015	600	613
Louisville, Regional Airport Authority, Ser C, RB
0.769%, 07/01/2016	1,000	999
Michigan State, Ser A, GO
1.625%, 05/15/2017	1,000	1,007
New Jersey State, Economic Development Authority, Ser Q, RB
1.802%, 06/15/2017	1,000	1,004
New York City, Sub-Ser G, GO
1.700%, 04/01/2017	1,020	1,032

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Limited Duration Bond Fund

February 28, 2015

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Orange County, Ser A, RB
0.580%, 11/02/2015	$1,185	$1,184
Salt Lake City, Redevelopment Agency, Performing Arts Center Project, TA
3.000%, 04/01/2016	1,400	1,432
Wisconsin, Housing & Economic Development Authority, Ser D Callable 03/02/2015 @ 100
0.090%, 03/01/2038 (A)	600	600

Total Municipal Bonds (Cost $14,063) ($ Thousands)		14,053

SOVEREIGN DEBT — 0.8%
Province of Ontario
1.600%, 09/21/2016	4,000	4,054

Total Sovereign Debt (Cost $4,052) ($ Thousands)		4,054

U.S. TREASURY OBLIGATIONS — 12.9%
U.S. Treasury Notes
1.500%, 06/30/2016	8,500	8,622
1.000%, 11/30/2019	4,100	4,009
0.875%, 12/31/2016	10,500	10,561
0.750%, 02/28/2018	10,000	9,920
0.625%, 05/31/2017	7,300	7,282
0.625%, 11/30/2017	4,375	4,338
0.500%, 07/31/2017	12,150	12,060
0.084%, 04/30/2016 (A)	4,400	4,401

Total U.S. Treasury Obligations (Cost $61,047) ($ Thousands)		61,193

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% * †	8,184,136	8,184

Total Cash Equivalent (Cost $8,184) ($ Thousands)		8,184

Total Investments — 85.8% (Cost $406,736) ($ Thousands) ††		$406,787

Percentages are based on a Net Assets of $474,056 ($ Thousands).

*	The rate reported is the 7-day effective yield as of February 28, 2015.

†	Investment in Affiliated Security.

††	At February 28, 2015, the tax basis cost of the Fund’s investments was $406,736 ($ Thousands), and the unrealized appreciation and depreciation were $598 ($ Thousands) and $(547) ($ Thousands), respectively.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2015.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ARM — Adjustable Rate Mortgage

BAN — Bond Anticipation Note

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of inputs used as of February 28, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$184,732	$—	$184,732
Asset-Backed Securities	—	80,089	—	80,089
Mortgage-Backed Securities	—	54,482	—	54,482
Municipal Bonds	—	14,053	—	14,053
Sovereign Debt	—	4,054	—	4,054
U.S. Treasury Obligations	—	61,193	—	61,193
Cash Equivalent	8,184	—	—	8,184

Total Investments in Securities	$8,184	$398,603	$—	$406,787

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.0%

Consumer Discretionary — 12.1%
Amazon.com *	38,100	$14,484
AutoNation *	9,100	560
AutoZone *	3,100	1,992
Bed Bath & Beyond *	17,700	1,321
Best Buy	27,600	1,052
BorgWarner	21,900	1,346
Cablevision Systems, Cl A	20,100	377
Carmax *	20,500	1,376
Carnival, Cl A	45,200	1,988
CBS, Cl B	46,843	2,768
Chipotle Mexican Grill, Cl A *	3,200	2,128
Coach	25,800	1,124
Comcast, Cl A	260,600	15,474
Darden Restaurants	12,300	787
Delphi Automotive	30,000	2,365
DIRECTV *	51,000	4,519
Discovery Communications, Cl A *	13,000	420
Discovery Communications, Cl C *	29,700	906
Dollar General *	31,500	2,288
Dollar Tree *	21,500	1,713
DR Horton	35,800	978
Expedia	9,200	844
Family Dollar Stores	8,900	701
Ford Motor	388,700	6,351
Fossil Group *	4,400	378
GameStop, Cl A	10,400	385
Gannett	20,900	740
Gap	28,200	1,173
Garmin	11,300	561
General Motors	136,900	5,108
Genuine Parts	14,651	1,408
Goodyear Tire & Rubber	27,200	727
H&R Block	25,500	871
Harley-Davidson	21,100	1,341
Harman International Industries	6,300	869
Hasbro	10,800	673
Home Depot	132,132	15,162
Interpublic Group	39,400	879
Johnson Controls	68,200	3,465
Kohl’s	21,000	1,550
L Brands	25,500	2,342
Leggett & Platt	12,900	581
Lennar, Cl A	16,400	823
Lowe’s	98,100	7,268
Macy’s	35,800	2,281
Marriott International, Cl A	20,900	1,737
Mattel	36,400	958
McDonald’s	97,800	9,672
Michael Kors Holdings *	20,100	1,355
Mohawk Industries *	5,828	1,074
NetFlix *	6,100	2,897
Newell Rubbermaid	25,700	1,010
News, Cl A *	54,100	935
NIKE, Cl B	70,400	6,837
Nordstrom	15,000	1,206
Omnicom Group	24,600	1,957
O’Reilly Automotive *	9,900	2,061
PetSmart	9,200	763
priceline.com *	5,300	6,559
PulteGroup	31,700	715
PVH	7,700	820
Ralph Lauren, Cl A	6,500	893

Description	Shares	Market Value ($ Thousands)

Ross Stores	21,700	$2,296
Royal Caribbean Cruises	16,500	1,261
Scripps Networks Interactive, Cl A	10,000	723
Staples	60,100	1,008
Starbucks	75,500	7,058
Starwood Hotels & Resorts Worldwide	18,400	1,478
Target	64,500	4,956
Tiffany	11,200	988
Time Warner	84,500	6,917
Time Warner Cable, Cl A	28,500	4,390
TJX	69,900	4,798
Tractor Supply	12,900	1,137
TripAdvisor *	10,400	928
Twenty-First Century Fox, Cl A	187,000	6,545
Under Armour, Cl A *	17,900	1,378
Urban Outfitters *	10,300	401
VF	35,700	2,737
Viacom, Cl B	38,100	2,665
Walt Disney	158,162	16,462
Whirlpool	8,100	1,717
Wyndham Worldwide	11,500	1,052
Wynn Resorts	8,400	1,197
Yum! Brands	44,700	3,626

		233,614

Consumer Staples — 9.5%
Altria Group	198,300	11,162
Archer-Daniels-Midland	65,900	3,155
Avon Products	40,400	344
Brown-Forman, Cl B	15,500	1,421
Campbell Soup	16,600	773
Clorox	12,600	1,369
Coca-Cola	398,700	17,264
Coca-Cola Enterprises	22,500	1,040
Colgate-Palmolive	86,500	6,126
ConAgra Foods	40,600	1,420
Constellation Brands, Cl A *	16,700	1,916
Costco Wholesale	44,200	6,496
CVS Caremark	114,900	11,935
Dr. Pepper Snapple Group	20,450	1,611
Estee Lauder, Cl A	23,200	1,918
General Mills	61,700	3,319
Hershey	15,400	1,598
Hormel Foods	12,500	731
JM Smucker	9,582	1,105
Kellogg	26,200	1,689
Keurig Green Mountain	11,800	1,505
Kimberly-Clark	37,800	4,145
Kraft Foods Group	59,966	3,841
Kroger	50,000	3,558
Lorillard	37,200	2,545
McCormick	12,100	912
Mead Johnson Nutrition, Cl A	20,700	2,169
Molson Coors Brewing, Cl B	15,400	1,169
Mondelez International, Cl A	169,500	6,260
Monster Beverage *	14,700	2,074
PepsiCo	150,062	14,853
Philip Morris International	155,600	12,909
Procter & Gamble	272,900	23,232
Reynolds American	32,000	2,420
Sysco	60,700	2,367
Tyson Foods, Cl A	30,200	1,248
Walgreens Boots Alliance	87,900	7,303
Wal-Mart Stores	158,355	13,291
Whole Foods Market	35,800	2,022

		184,215

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Energy — 7.9%
Anadarko Petroleum	51,500	$4,338
Apache	38,700	2,548
Baker Hughes	44,400	2,775
Cabot Oil & Gas	38,800	1,125
Cameron International *	19,600	923
Chesapeake Energy	49,500	826
Chevron	191,000	20,376
Cimarex Energy	8,200	899
ConocoPhillips	123,800	8,072
CONSOL Energy	22,600	728
Denbury Resources	32,700	275
Devon Energy	39,700	2,445
Diamond Offshore Drilling	6,400	195
Ensco, Cl A	21,700	531
EOG Resources	55,500	4,979
EQT	16,100	1,285
Exxon Mobil	427,300	37,833
FMC Technologies *	21,900	874
Halliburton	86,800	3,727
Helmerich & Payne	10,100	677
Hess	26,400	1,982
Kinder Morgan	171,177	7,020
Marathon Oil	68,700	1,914
Marathon Petroleum	28,855	3,030
Murphy Oil	16,000	814
Nabors Industries	31,100	398
National Oilwell Varco	42,200	2,294
Newfield Exploration *	14,200	469
Noble	23,600	393
Noble Energy	36,800	1,738
Occidental Petroleum	78,300	6,098
ONEOK	22,400	991
Phillips 66	56,500	4,433
Pioneer Natural Resources	14,500	2,212
QEP Resources	16,800	361
Range Resources	15,500	768
Schlumberger	129,100	10,865
Southwestern Energy *	40,500	1,016
Spectra Energy	69,400	2,463
Tesoro	12,000	1,102
Transocean	32,500	524
Valero Energy	53,400	3,294
Williams	69,200	3,394

		153,004

Financials — 15.4%
ACE	33,800	3,854
Affiliated Managers Group *	5,900	1,277
Aflac	46,200	2,876
Allstate	43,200	3,050
American Express	89,500	7,302
American International Group	141,000	7,802
American Tower, Cl A ‡	40,647	4,030
Ameriprise Financial	19,000	2,539
Aon	28,300	2,840
Apartment Investment & Management, Cl A ‡	13,600	512
Assurant	6,300	386
AvalonBay Communities ‡	13,100	2,205
Bank of America	1,063,300	16,811
Bank of New York Mellon	114,300	4,474
BB&T	74,100	2,820
Berkshire Hathaway, Cl B *	184,100	27,138
BlackRock, Cl A	12,941	4,807
Boston Properties ‡	15,800	2,171
Capital One Financial	56,500	4,447

Description	Shares	Market Value ($ Thousands)

CBRE Group, Cl A *	25,800	$884
Charles Schwab	117,600	3,450
Chubb	23,400	2,351
Cincinnati Financial	13,700	723
Citigroup	306,500	16,067
CME Group, Cl A	32,500	3,118
Comerica	16,900	774
Crown Castle International ‡	34,300	2,960
Discover Financial Services	46,600	2,842
E*TRADE Financial *	26,700	695
Equity Residential ‡	36,000	2,773
Essex Property Trust ‡	6,700	1,490
Fifth Third Bancorp	79,100	1,531
Franklin Resources	40,700	2,191
General Growth Properties ‡	65,300	1,894
Genworth Financial, Cl A *	45,000	349
Goldman Sachs Group	40,800	7,743
Hartford Financial Services Group	41,500	1,700
HCP ‡	47,300	2,004
Health Care ‡	36,000	2,776
Host Hotels & Resorts ‡	72,785	1,528
Hudson City Bancorp	44,300	432
Huntington Bancshares	77,000	842
IntercontinentalExchange Group	11,569	2,723
Invesco	44,800	1,804
Iron Mountain ‡	16,971	624
JPMorgan Chase	377,700	23,145
KeyCorp	82,200	1,145
Kimco Realty ‡	43,900	1,154
Legg Mason	9,300	533
Leucadia National	29,500	700
Lincoln National	27,300	1,574
Loews	28,400	1,165
M&T Bank	12,700	1,537
Macerich ‡	13,900	1,163
Marsh & McLennan	55,400	3,152
McGraw-Hill	27,900	2,876
MetLife	114,800	5,835
Moody’s	17,747	1,720
Morgan Stanley	154,400	5,526
NASDAQ OMX Group	11,000	552
Navient	39,300	841
Northern Trust	23,100	1,613
People’s United Financial	28,900	437
Plum Creek Timber ‡	16,400	712
PNC Financial Services Group	53,400	4,911
Principal Financial Group	28,800	1,474
Progressive	56,300	1,500
Prologis ‡	51,700	2,208
Prudential Financial	46,700	3,776
Public Storage ‡	14,900	2,939
Regions Financial	132,800	1,276
Simon Property Group ‡	31,400	5,977
SunTrust Banks	54,100	2,218
T. Rowe Price Group	26,700	2,205
Torchmark	12,300	655
Travelers	33,800	3,631
Unum Group	23,900	802
US Bancorp	180,100	8,034
Ventas ‡	33,000	2,458
Vornado Realty Trust ‡	16,900	1,860
Wells Fargo	476,700	26,118
Weyerhaeuser ‡	50,747	1,782
XL Group, Cl A	24,500	887
Zions Bancorporation	22,900	612

		298,312

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Health Care — 14.4%
Abbott Laboratories	151,800	$7,191
AbbVie	159,800	9,668
Actavis *	26,651	7,765
Aetna	35,918	3,576
Agilent Technologies	35,200	1,486
Alexion Pharmaceuticals *	20,200	3,643
Allergan	30,000	6,982
AmerisourceBergen	20,161	2,072
Amgen	76,200	12,018
Anthem	27,500	4,027
Baxter International	55,500	3,838
Becton Dickinson	19,700	2,890
Biogen Idec *	23,700	9,707
Boston Scientific *	138,100	2,334
Bristol-Myers Squibb	166,400	10,137
C.R. Bard	7,700	1,302
Cardinal Health	34,000	2,992
CareFusion *	20,300	1,220
Celgene *	80,200	9,747
Cerner *	30,400	2,191
Cigna	26,800	3,260
DaVita *	16,500	1,231
Dentsply International	13,200	700
Edwards Lifesciences *	11,200	1,490
Eli Lilly	98,700	6,926
Endo International *	18,300	1,566
Express Scripts Holding *	74,000	6,274
Gilead Sciences *	152,956	15,836
HCA Holdings *	30,300	2,168
Hospira *	17,900	1,567
Humana	15,800	2,597
Intuitive Surgical *	3,600	1,800
Johnson & Johnson	282,600	28,969
Laboratory Corp of America Holdings *	10,854	1,335
Mallinckrodt *	12,200	1,424
McKesson	23,500	5,374
Medtronic	143,655	11,146
Merck	288,300	16,877
Mylan Laboratories *	38,800	2,224
Patterson	7,600	381
PerkinElmer	12,000	564
Perrigo	13,700	2,116
Pfizer	636,596	21,848
Quest Diagnostics	15,300	1,073
Regeneron Pharmaceuticals *	7,300	3,021
St. Jude Medical	29,500	1,967
Stryker	29,600	2,805
Tenet Healthcare *	9,100	421
Thermo Fisher Scientific	40,500	5,265
UnitedHealth Group	96,300	10,943
Universal Health Services, Cl B	9,700	1,099
Varian Medical Systems *	9,700	902
Vertex Pharmaceuticals *	24,600	2,938
Waters *	7,900	951
Zimmer Holdings	17,400	2,095
Zoetis, Cl A	51,967	2,395

		278,334

Industrials — 10.0%
3M	64,300	10,844
ADT	18,500	726
Allegion	8,333	481
Ametek	23,700	1,259
Boeing	66,600	10,047
C.H. Robinson Worldwide	13,800	1,025

Description	Shares	Market Value ($ Thousands)

Caterpillar	61,300	$5,082
Cintas	10,400	868
CSX	101,600	3,486
Cummins	17,400	2,475
Danaher	61,900	5,403
Deere	36,700	3,325
Delta Air Lines	85,200	3,793
Dover	15,600	1,124
Dun & Bradstreet	3,500	464
Eaton	48,601	3,451
Emerson Electric	71,000	4,112
Equifax	11,400	1,064
Expeditors International of Washington	18,500	894
Fastenal	29,000	1,205
FedEx	26,949	4,769
Flowserve	12,800	795
Fluor	15,200	882
General Dynamics	32,000	4,441
General Electric	1,014,200	26,359
Honeywell International	78,800	8,099
Illinois Tool Works	35,556	3,515
Ingersoll-Rand	27,100	1,821
Jacobs Engineering Group *	12,300	545
Joy Global	9,300	412
Kansas City Southern	11,600	1,344
L-3 Communications Holdings, Cl 3	8,000	1,035
Lockheed Martin	27,200	5,441
Masco	33,200	870
Nielsen Holdings	33,800	1,528
Norfolk Southern	31,800	3,471
Northrop Grumman	20,600	3,414
Paccar	36,400	2,331
Pall	10,200	1,028
Parker Hannifin	15,500	1,902
Pentair	18,346	1,219
Pitney Bowes	18,800	436
Precision Castparts	14,600	3,158
Quanta Services *	20,300	584
Raytheon	31,500	3,426
Republic Services, Cl A	24,900	1,019
Robert Half International	13,000	806
Rockwell Automation	14,200	1,662
Rockwell Collins	12,600	1,122
Roper Industries	10,400	1,743
Ryder System	4,900	461
Snap-on	5,300	780
Southwest Airlines	66,900	2,893
Stanley Black & Decker	16,400	1,613
Stericycle *	9,000	1,215
Textron	26,300	1,165
Tyco International	43,400	1,832
Union Pacific	89,200	10,727
United Parcel Service, Cl B	70,100	7,131
United Rentals *	10,800	1,005
United Technologies	85,100	10,375
Waste Management	44,100	2,403
WW Grainger	5,900	1,398
Xylem	17,100	611

		193,914

Information Technology — 19.4%
Accenture, Cl A	63,500	5,717
Adobe Systems *	48,600	3,844
Akamai Technologies *	17,500	1,216
Alliance Data Systems *	6,600	1,838
Altera	28,400	1,051

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Amphenol, Cl A	30,200	$1,705
Analog Devices	29,900	1,750
Apple	591,300	75,958
Applied Materials	125,000	3,131
Autodesk *	24,000	1,542
Automatic Data Processing	49,000	4,353
Avago Technologies, Cl A	26,000	3,318
Broadcom, Cl A	55,700	2,519
CA	34,300	1,116
Cisco Systems	518,700	15,307
Citrix Systems *	15,600	993
Cognizant Technology Solutions, Cl A *	62,200	3,887
Computer Sciences	13,100	929
Corning	131,300	3,204
eBay *	114,100	6,608
Electronic Arts *	32,200	1,841
EMC	205,600	5,950
F5 Networks *	7,000	827
Facebook, Cl A *	211,500	16,702
Fidelity National Information Services	27,500	1,859
First Solar *	6,800	406
Fiserv *	25,300	1,975
FLIR Systems	13,200	426
Google, Cl A *	28,845	16,229
Google, Cl C *	28,841	16,105
Harris	9,900	769
Hewlett-Packard	187,900	6,547
Intel	489,000	16,259
International Business Machines	92,258	14,940
Intuit	29,400	2,870
Juniper Networks	36,000	861
Kla-Tencor	15,400	1,000
Lam Research	15,487	1,277
Linear Technology	23,000	1,108
Mastercard, Cl A	98,500	8,878
Microchip Technology	19,800	1,015
Micron Technology *	105,400	3,233
Microsoft	831,800	36,474
Motorola Solutions	21,000	1,427
NetApp	30,000	1,160
Nvidia	51,800	1,143
Oracle	328,300	14,386
Paychex	34,200	1,704
Qualcomm	166,600	12,080
Red Hat *	19,900	1,376
salesforce.com inc *	59,900	4,156
SanDisk	21,800	1,743
Seagate Technology	33,900	2,072
Symantec	71,400	1,796
TE Connectivity	41,900	3,022
Teradata *	14,700	655
Texas Instruments	106,700	6,274
Total System Services	17,600	672
VeriSign *	12,600	807
Visa, Cl A	49,600	13,457
Western Digital	21,900	2,343
Western Union	49,200	960
Xerox	104,000	1,420
Xilinx	25,000	1,059
Yahoo! *	89,500	3,963

		375,212

Materials — 3.2%
Air Products & Chemicals	19,000	2,967
Airgas	6,200	727
Alcoa	120,700	1,785

Description	Shares	Market Value ($ Thousands)

Allegheny Technologies	10,100	$340
Avery Dennison	8,900	477
Ball	12,700	911
CF Industries Holdings	5,000	1,531
Dow Chemical	112,200	5,525
E.I. du Pont de Nemours	91,300	7,108
Eastman Chemical	14,000	1,042
Ecolab	27,700	3,200
FMC	12,400	786
Freeport-McMoRan Copper & Gold, Cl B	102,000	2,206
International Flavors & Fragrances	8,800	1,073
International Paper	41,400	2,335
LyondellBasell Industries, Cl A	41,400	3,557
Martin Marietta Materials	6,900	982
MeadWestvaco	15,200	807
Monsanto	48,900	5,889
Mosaic	33,100	1,763
Newmont Mining	52,800	1,390
Nucor	33,000	1,552
Owens-Illinois *	14,500	379
PPG Industries	14,000	3,295
Praxair	28,764	3,679
Sealed Air	19,800	933
Sherwin-Williams	7,975	2,275
Sigma-Aldrich	11,600	1,602
Vulcan Materials	14,100	1,170

		61,286

Telecommunication Services — 2.2%
AT&T	524,400	18,123
CenturyLink	59,100	2,238
Frontier Communications	93,200	744
Level 3 Communications *	27,500	1,481
Verizon Communications	419,300	20,734
Windstream Holdings	55,000	434

		43,754

Utilities — 2.9%
AES	61,400	796
AGL Resources	10,900	535
Ameren	22,600	959
American Electric Power	50,100	2,885
Centerpoint Energy	42,100	875
CMS Energy	25,500	896
Consolidated Edison	30,400	1,919
Dominion Resources	59,200	4,268
DTE Energy	17,600	1,444
Duke Energy	71,330	5,603
Edison International	33,500	2,152
Entergy	18,800	1,495
Eversource Energy	33,100	1,713
Exelon	87,900	2,982
FirstEnergy	44,000	1,539
Integrys Energy Group	7,400	553
NextEra Energy	44,200	4,573
NiSource	33,000	1,416
NRG Energy	32,700	784
Pepco Holdings	23,200	630
PG&E	48,800	2,622
Pinnacle West Capital	10,100	647
PPL	66,100	2,254
Public Service Enterprise Group	52,100	2,191
SCANA	14,300	814
Sempra Energy	22,900	2,478
Southern	91,200	4,176
TECO Energy	27,100	532

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Dynamic Asset Allocation Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Wisconsin Energy	21,200	$1,081
Xcel Energy	52,700	1,859

		56,671

Total Common Stock (Cost $1,384,935) ($ Thousands)		1,878,316

EXCHANGE TRADED FUND — 0.4%
SPDR S&P 500 ETF Trust	33,595	7,077

Total Exchange Traded Fund (Cost $6,025) ($ Thousands)		7,077

	Number Of Rights
RIGHTS — 0.0%
United States — 0.0%
Safeway - Casa Ley*	21,800	22
Safeway - PDC*	21,800	1

Total Rights (Cost $—) ($ Thousands)		23

Total Investments — 97.4% (Cost $1,390,960) ($ Thousands) †		$1,885,416

The open futures contracts held by the Fund at February 28, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index EMINI	(1,819)	Mar-2015	$(5,034)
Topix Index	1,515	Mar-2015	14,156

			$9,122

For the period ended February 28, 2015, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at February 28, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/23/15	EUR	583,684	USD	678,131	$23,103
4/23/15	INR	653,983	USD	10,442	(5)
4/23/15	USD	481,991	EUR	421,703	(8,743)
4/23/15	USD	192,175	INR	12,066,483	570

					$14,925

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at February 28, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Bank of America	$(321,330)	$326,419	$5,089
Citigroup	(72,991)	72,594	(398)
Credit Suisse First Boston	(20,281)	20,950	669
Deutsche Bank	(135,190)	139,657	4,468
Royal Bank of Scotland	(126,949)	131,335	4,386
Societe Generale	(308,614)	311,499	2,886
UBS	(354,285)	352,111	(2,175)

			$14,925

For the period ended February 28, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,936,308 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

†	At February 28, 2015, the tax basis cost of the Fund’s investments was $1,390,960 ($ Thousands), and the unrealized appreciation and depreciation were $512,316 ($ Thousands) and $(17,860) ($ Thousands), respectively.

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

INR — Indian Rupee

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,878,316	$—	$—	$1,878,316
Exchange Traded Fund	7,077	—	—	7,077
Rights	23	—	—	23

Total Investments in Securities	$1,885,416	$—	$—	$1,885,416

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$14,156	$—	$—	$14,156
Unrealized Depreciation	(5,034)	—	—	(5,034)
Forwards Contracts *
Unrealized Appreciation	—	17,498	—	17,498
Unrealized Depreciation	—	(2,573)	—	(2,573)

Total Other Financial Instruments	$9,122	$14,925	$—	$24,047

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

Amounts designated as “—” are $O or have been rounded to $O.

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 29.6%

Consumer Discretionary — 0.5%
Cablevision Systems, Cl A	124,900	$2,346
News, Cl A *	67,800	1,171

		3,517

Consumer Staples — 5.0%
Altria Group	15,700	884
Archer-Daniels-Midland	19,600	938
Bunge	1,800	147
Cal-Maine Foods	41,900	1,577
Clorox	4,200	456
Coca-Cola	8,400	364
Costco Wholesale	19,100	2,807
CVS Caremark (A)	40,200	4,176
Dean Foods	6,700	108
Dr. Pepper Snapple Group (A)	49,800	3,924
Kimberly-Clark (A)	16,200	1,776
Kroger	3,100	221
Lorillard (A)	50,600	3,462
Medifast *	1,400	44
Monster Beverage *(A)	6,600	931
Omega Protein *	11,200	120
PepsiCo	18,800	1,861
Pilgrim’s Pride	93,400	2,562
Procter & Gamble	26,200	2,230
Rite Aid *	80,100	639
Sanderson Farms	52,600	4,482
SUPERVALU *	156,400	1,545
Tyson Foods, Cl A (A)	37,300	1,541
USANA Health Sciences *	2,100	210

		37,005

Energy — 6.4%
Alon USA Energy	45,500	634
Apache	400	26
Bristow Group	5,600	347
Chesapeake Energy	7,200	120
Chevron (A)	20,070	2,141
ConocoPhillips (A)	42,960	2,801
CVR Energy	3,500	147
Dawson Geophysical *	5,808	30
Devon Energy	18,600	1,146
EOG Resources	580	52
Exxon Mobil (A)	96,700	8,562
Frontline *	104,800	263
Green Plains Renewable Energy	10,000	232
Gulf Island Fabrication	9,600	154
Helmerich & Payne	20,200	1,355
Hess	7,800	586
Kosmos Energy *	157,600	1,415
Matrix Service *	8,800	164
Nabors Industries	98,040	1,256
National Oilwell Varco	19,600	1,065
Newpark Resources *	94,400	894
Noble	90,200	1,501
Nordic American Tankers	72,700	743
Pacific Ethanol *	145,300	1,334
PBF Energy, Cl A	106,900	3,332
REX American Resources *	57,400	3,120
Schlumberger	7,710	649
SM Energy (A)	45,900	2,227
Superior Energy Services	42,900	960
Swift Energy *	80,200	251

Description	Shares	Market Value ($ Thousands)

Teekay Tankers, Cl A	45,100	$264
Tesoro	49,600	4,555
Transocean *	43,700	705
Unit *	11,200	342
VAALCO Energy *	269,800	1,306
Valero Energy	17,800	1,098
World Fuel Services	15,200	832
WPX Energy *	42,600	459

		47,068

Financials — 3.3%
Alleghany *(A)	5,121	2,420
Allstate	53,200	3,756
American Financial Group	7,200	454
Arch Capital Group *	10,800	639
Armada Hoffler Properties ‡	20,227	218
Ashford Hospitality Trust ‡	46,200	492
Berkshire Hills Bancorp	2,200	59
BGC Partners, Cl A	12,300	112
Chimera Investment ‡	798,700	2,564
CoreSite Realty ‡	3,900	185
Corporate Office Properties Trust ‡	1,146	34
CyrusOne ‡	24,400	725
FelCor Lodging Trust ‡	31,100	335
Hospitality Properties Trust ‡	3,800	117
Host Hotels & Resorts ‡	17,800	374
Jones Lang LaSalle	3,000	484
LaSalle Hotel Properties ‡	2,100	82
Lazard, Cl A	15,700	799
Marcus & Millichap *	2,600	96
Mortgage Investment Trust ‡	61,400	1,155
Prologis ‡	41,516	1,773
Public Storage ‡	2,900	572
RE, Cl A	4,900	161
Regency Centers ‡	11,900	781
SL Green Realty ‡	6,820	866
Sovran Self Storage ‡	3,390	312
St. Joe *	111,400	1,893
Western Asset Mortgage Capital ‡	189,600	2,844

		24,302

Health Care — 7.8%
Abaxis	400	24
AbbVie (A)	36,300	2,196
ABIOMED *	1,700	103
Affymetrix *	86,900	1,017
Amgen	25,500	4,022
ANI Pharmaceuticals *	2,700	182
Anthem (A)	34,500	5,053
Biogen Idec *	10,220	4,186
Cambrex *	6,200	212
Centene *	74,200	4,560
Cigna	12,700	1,545
Depomed *	20,100	441
Edwards Lifesciences *	15,700	2,088
Gilead Sciences *(A)	53,500	5,539
Health Net *(A)	74,200	4,255
Hospira *	8,800	770
ICU Medical *	10,500	934
Illumina *(A)	23,200	4,535
Johnson & Johnson (A)	37,300	3,824
Laboratory Corp of America Holdings *	5,100	627
LifePoint Hospitals *	17,000	1,223
Magellan Health Services *	16,200	1,038

1	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

McKesson	700	$160
PAREXEL International *	7,000	451
PDL BioPharma (A)	135,400	945
Pfizer	22,200	762
Pharmacyclics *	8,500	1,835
PharMerica *	7,200	180
Quintiles Transnational Holdings *	45,200	2,937
Sucampo Pharmaceuticals, Cl A *	50,200	772
United Therapeutics *	5,100	791
Universal Health Services, Cl B	7,000	793

		58,000

Industrials — 1.5%
AECOM Technology *	67,300	2,023
Argan	2,300	75
Cintas	1,500	125
EnerNOC *	1,900	26
General Dynamics	30,200	4,191
Huntington Ingalls Industries	400	57
JetBlue Airways *	6,400	110
Meritor *	31,300	447
RPX *	26,800	391
SkyWest	2,800	41
Southwest Airlines (A)	69,200	2,992
Spirit Aerosystems Holdings, Cl A *	1,900	93
United Continental Holdings *	3,600	235
USA Truck *	8,000	244

		11,050

Information Technology — 3.8%
AVG Technologies *	47,400	1,070
Booz Allen Hamilton Holding, Cl A	4,800	143
Broadridge Financial Solutions	16,900	900
Cognizant Technology Solutions, Cl A *	13,900	869
Computer Sciences	6,100	433
Convergys	35,500	793
DST Systems	23,400	2,487
EarthLink Holdings	201,700	861
Electronic Arts *	78,900	4,511
Envestnet *	13,100	706
EPAM Systems *	4,500	278
ePlus *	1,800	150
Euronet Worldwide *	1,100	62
Facebook, Cl A *	2,300	182
FactSet Research Systems	17,200	2,675
Gartner *	7,800	648
Hackett Group	7,300	64
Higher One Holdings *	8,900	29
LogMeIn *	33,700	1,776
Manhattan Associates *	53,200	2,652
MAXIMUS	4,700	278
Progress Software *	22,100	604
Rackspace Hosting *	20,600	1,023
Sykes Enterprises *	7,700	179
Take-Two Interactive Software *	122,900	3,256
Unisys *	40,200	910
Visa, Cl A	2,900	787

		28,326

Telecommunication Services — 0.6%
Atlantic Telegraph-Network	12,500	860
Inteliquent	64,800	956
magicJack VocalTec *	60,800	469

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Communications (A)	40,400	$1,998

		4,283

Utilities — 0.7%
Entergy	32,300	2,568
PG&E	42,800	2,300

		4,868

Total Common Stock (Cost $198,003) ($ Thousands)		218,419

CORPORATE OBLIGATIONS — 5.8%

Consumer Discretionary — 0.8%
21st Century Fox America
6.150%, 02/15/2041	$75	98
4.500%, 02/15/2021	90	99
4.000%, 10/01/2023	117	126
3.000%, 09/15/2022	420	426
CBS
5.750%, 04/15/2020	145	166
Comcast
6.450%, 03/15/2037	40	55
Dana Holdings
6.000%, 09/15/2023	91	97
DIRECTV Holdings
4.600%, 02/15/2021	60	65
3.800%, 03/15/2022	110	114
DIRECTV Holdings LLC
5.000%, 03/01/2021	835	926
4.450%, 04/01/2024	174	186
Ford Motor Credit LLC
2.597%, 11/04/2019	896	909
General Motors
3.500%, 10/02/2018	365	376
Goodyear Tire & Rubber
8.250%, 08/15/2020	161	171
KB Home
4.750%, 05/15/2019	294	285
Omnicom Group
3.625%, 05/01/2022	58	61
Sabre
8.500%, 05/15/2019 (B)	321	345
Sirius XM Radio
4.625%, 05/15/2023 (B)	254	249
Time Warner
4.700%, 01/15/2021	130	145
Time Warner Cable
4.125%, 02/15/2021	65	69
Viacom
3.875%, 04/01/2024	267	273
Walgreens Boots Alliance
3.800%, 11/18/2024	885	921

		6,162

Consumer Staples — 0.4%
Altria Group
4.750%, 05/05/2021	215	240
2.625%, 01/14/2020	895	909
Bunge Finance
4.100%, 03/15/2016	125	129
Grupo Bimbo
3.875%, 06/27/2024 (B)	553	571
Kroger
3.400%, 04/15/2022	452	466
Reynolds American
3.250%, 11/01/2022	107	107

2	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tyson Foods
3.950%, 08/15/2024	$550	$584
2.650%, 08/15/2019	169	172

		3,178

Energy — 0.7%
DCP Midstream
4.750%, 09/30/2021 (B)	75	71
Diamond Offshore Drilling
4.875%, 11/01/2043	301	263
Ecopetrol
5.875%, 05/28/2045	252	242
Energy Transfer Partners
5.200%, 02/01/2022	465	512
4.650%, 06/01/2021	85	91
Enterprise Products Operating
5.200%, 09/01/2020	110	125
Kinder Morgan Energy Partners
4.150%, 03/01/2022	48	50
3.950%, 09/01/2022	536	549
Marathon Petroleum
5.125%, 03/01/2021	47	53
Nabors Industries
5.100%, 09/15/2023	16	15
Noble Energy
8.250%, 03/01/2019	174	209
4.150%, 12/15/2021	340	363
3.900%, 11/15/2024	463	478
ONEOK
4.250%, 02/01/2022	111	105
Paragon Offshore
7.250%, 08/15/2024 (B)	323	129
6.750%, 07/15/2022 (B)	56	23
Regency Energy Partners
4.500%, 11/01/2023	72	74
Reliance Holdings USA
5.400%, 02/14/2022 (B)	966	1,063
SM Energy
6.500%, 01/01/2023	35	36
Transocean
6.500%, 11/15/2020	455	405
Valero Energy
6.125%, 02/01/2020	149	170
Williams Partners
3.900%, 01/15/2025	176	175

		5,201

Financials — 1.7%
American International Group
6.400%, 12/15/2020	60	73
5.600%, 10/18/2016	60	64
4.875%, 06/01/2022	410	469
American Tower ‡
5.050%, 09/01/2020	145	158
4.700%, 03/15/2022	230	246
3.500%, 01/31/2023	110	107
Bank of America
6.500%, 12/31/2049 (C)	374	396
0.919%, 03/28/2018 (C)	850	950
Barclays
4.375%, 09/11/2024	240	244
Barclays Bank
7.750%, 04/10/2023 (C)	321	354
6.860%, 09/29/2049	106	118

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dai-ichi Life Insurance
5.100%, 12/31/2049 (B) (C)	$413	$442
Ford Motor Credit
4.375%, 08/06/2023	260	284
Ford Motor Credit LLC
5.875%, 08/02/2021	200	236
Goldman Sachs Group MTN
1.861%, 11/29/2023 (C)	595	616
Hartford Financial Services Group
5.500%, 03/30/2020	80	91
5.125%, 04/15/2022	335	385
HCP ‡
5.375%, 02/01/2021	205	230
Health Care ‡
5.250%, 01/15/2022	540	605
Healthcare Realty Trust ‡
5.750%, 01/15/2021	320	360
Host Hotels & Resorts ‡
5.250%, 03/15/2022	70	77
HSBC Finance
6.676%, 01/15/2021	60	72
Hutchison Whampoa International
1.625%, 10/31/2017 (B)	355	353
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	583	600
JPMorgan Chase
6.400%, 05/15/2038	40	53
Lincoln National
4.200%, 03/15/2022	110	117
Lloyds Banking Group
7.500%, 12/01/2099 (C)	371	389
MetLife
7.717%, 02/15/2019	50	61
5.700%, 06/15/2035	65	83
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (B)	631	672
Morgan Stanley MTN
5.500%, 07/28/2021	168	194
4.750%, 03/22/2017	40	43
Murray Street Investment Trust I
4.647%, 03/09/2017 (D)	18	19
Nationwide Financial Services
5.375%, 03/25/2021 (B)	320	362
Nordea Bank
6.125%, 12/31/2049 (B) (C)	370	381
PNC Bank
3.800%, 07/25/2023	460	486
Prudential Financial
5.625%, 06/15/2043 (C)	290	307
Rabobank Capital Funding Trust
5.254%, 10/21/2016 (B) (C)	240	248
Santander Bank
1.182%, 01/12/2018 (C)	990	990
Santander UK
5.000%, 11/07/2023 (B)	555	601
SLM MTN
7.250%, 01/25/2022	15	17

		12,553

Health Care — 0.4%
Actavis Funding SCS
3.850%, 06/15/2024	241	246
Bayer US Finance LLC
3.375%, 10/08/2024 (B)	337	351

3	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Becton Dickinson
3.734%, 12/15/2024	$403	$423
CHS
5.125%, 08/15/2018	144	149
Medtronic
3.500%, 03/15/2025 (B)	920	960
Perrigo Finance
3.500%, 12/15/2021	217	225
Thermo Fisher Scientific
4.150%, 02/01/2024	276	296

		2,650

Industrials — 0.2%
AerCap Aviation Solutions
6.375%, 05/30/2017	355	380
CSX
4.750%, 05/30/2042	320	359
Hertz
5.875%, 10/15/2020	348	359
International Lease Finance
5.875%, 04/01/2019	249	274
Republic Services
3.800%, 05/15/2018	130	138

		1,510

Information Technology — 0.2%
CSC Holdings LLC
8.625%, 02/15/2019	126	147
Intel
4.800%, 10/01/2041	95	106
KLA-Tencor
4.650%, 11/01/2024	691	730
Seagate HDD Cayman
4.750%, 01/01/2025 (B)	343	363
Total System Services
2.375%, 06/01/2018	90	90

		1,436

Materials — 0.5%
Dow Chemical
4.250%, 11/15/2020	65	71
Glencore Funding LLC
3.125%, 04/29/2019 (B)	1,455	1,486
International Paper
4.750%, 02/15/2022	415	460
3.650%, 06/15/2024	94	96
NOVA Chemicals
5.250%, 08/01/2023 (B)	339	358
Novelis
8.375%, 12/15/2017	76	79
OCP
5.625%, 04/25/2024 (B)	297	321
Sealed Air
5.250%, 04/01/2023 (B)	204	215
Yamana
4.950%, 07/15/2024	759	756

		3,842

Telecommunication Services — 0.5%
AT&T
5.350%, 09/01/2040	113	120
3.000%, 02/15/2022	485	480
Reed Elsevier Capital
8.625%, 01/15/2019	455	560
SBA Tower Trust
2.898%, 10/15/2019 (B)	753	758

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sprint
7.875%, 09/15/2023	$245	$253
Tencent Holdings MTN
3.375%, 05/02/2019 (B)	520	534
Verizon Communications
7.350%, 04/01/2039	125	172
3.850%, 11/01/2042	323	295
3.500%, 11/01/2024	611	625

		3,797

Utilities — 0.3%
AES
7.375%, 07/01/2021	318	355
Berkshire Hathaway Energy
6.125%, 04/01/2036	275	364
CMS Energy
5.050%, 03/15/2022	52	59
Constellation Energy Group
5.150%, 12/01/2020	26	29
Exelon Generation LLC
4.250%, 06/15/2022	360	377
Israel Electric
5.000%, 11/12/2024	581	617
NRG Energy
6.250%, 05/01/2024	243	248
Pacific Gas & Electric
4.500%, 12/15/2041	65	70

		2,119

Total Corporate Obligations (Cost $41,539) ($ Thousands)		42,448

MORTGAGE-BACKED SECURITIES — 4.7%

Agency Mortgage-Backed Obligations — 0.2%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K025, Cl A1
1.875%, 04/25/2022	938	940
FNMA CMO, Ser 2010-117, Cl DI, IO
4.500%, 05/25/2025	2,639	269

		1,209

Non-Agency Mortgage-Backed Obligations — 4.5%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035 (B)	146	139
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035 (B)	406	373
Alternative Loan Trust, Ser 2006-23CB, Cl 1A7
6.000%, 08/25/2036 (B)	241	232
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036 (B)	589	541
Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%, 05/25/2036 (B)	246	209
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036 (B)	357	322
Alternative Loan Trust, Ser 2007-2CB, Cl 2A4
5.750%, 03/25/2037 (B)	344	308

4	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Commercial Mortgage Trust, Ser 2007-4, Cl A1A
5.774%, 02/10/2051 (C)	$1,377	$1,497
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (C)	78	83
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl AJ
5.611%, 09/11/2041 (C)	568	582
Carefree Portfolio Trust, Ser 2014-CARE, Cl A
1.492%, 11/15/2019 (B) (C)	516	516
CGRBS, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	285	295
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037 (B)	197	172
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036 (B)	344	326
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A18
6.250%, 09/25/2036 (B)	495	456
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036 (B)	178	164
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
5.772%, 03/15/2049 (C)	159	164
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	779	789
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (B)	1,392	1,368
COMM Mortgage Trust, Ser 2014-KYO, Cl A
1.072%, 06/11/2027 (B) (C)	663	661
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
1.322%, 06/15/2034 (B) (C)	589	588
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A1A
6.044%, 12/10/2049 (C)	1,251	1,362
Commercial Mortgage Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	1,263	1,339
Commercial Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	246	258
Countrywide Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	406	347
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
2.565%, 02/25/2047 (B) (C)	181	150
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.699%, 06/15/2039 (C)	461	484

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CW Capital Cobalt, Ser 2007-C3, Cl A4
5.769%, 05/15/2046 (C)	$158	$171
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.358%, 12/25/2036 (B) (C)	328	197
Extended Stay America Trust, Ser 2013-ESFL, Cl A2FL
0.871%, 12/05/2031 (B) (C)	140	139
Extended Stay America Trust, Ser 2013-ESH7, Cl A17
2.295%, 12/05/2031 (B)	180	179
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.418%, 11/25/2023 (B) (C)	785	813
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.021%, 04/25/2024 (B) (C)	373	372
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M3
3.771%, 04/25/2024 (B) (C)	269	263
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
4.171%, 08/25/2024 (B) (C)	890	898
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036 (B)	150	126
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.371%, 07/25/2024 (B) (C)	333	331
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.071%, 11/25/2024 (B) (C)	738	776
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
4.474%, 02/25/2025 (B) (C)	490	495
GS Mortgage Securites, Ser 2006-AR4, Cl A2
2.059%, 04/10/2031 (B) (C)	220	216
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (C)	215	219
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031 (B) (C)	1,485	1,504
GS Mortgage Securities, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (B)	270	274
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.418%, 03/25/2035 (B) (C)	164	146
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR15, Cl A1
0.291%, 07/25/2036 (B) (C)	186	143

5	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

IndyMac INDX Mortgage Loan Trust, Ser 2006-AR27, Cl 2A2
0.370%, 10/25/2036 (B) (C)	$—	$—
JP Morgan Mortgage Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037 (B)	269	243
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (B) (C)	165	165
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.698%, 02/12/2049 (C)	100	106
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.012%, 02/15/2051 (C)	75	82
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/2049	1,188	1,268
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2008-C2, Cl A1A
5.998%, 02/12/2051	729	798
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A1
2.749%, 11/15/2043 (B)	1,193	1,205
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-INN, Cl A
1.093%, 06/15/2029 (B) (C)	923	920
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (C)	1,275	1,368
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A4
5.424%, 02/15/2040	295	314
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	305	326
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (B)	533	541
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/2043 (C)	193	203
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049	719	753
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	300	322
PFP III, Ser 2014-1, Cl A
1.342%, 06/14/2031 (B) (C)	550	551
RSO, Ser 2014-CRE2, Cl A
1.206%, 04/15/2032 (B) (C)	409	406
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	98	101

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	$194	$196
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A5
5.416%, 01/15/2045 (C)	1,477	1,521
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037 (B)	238	232
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	280	294
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A2
3.036%, 05/15/2047	549	571

		33,473

Total Mortgage-Backed Securities (Cost $34,803) ($ Thousands)		34,682

ASSET-BACKED SECURITIES — 3.7%

Automotive — 2.0%
Ally Master Owner Trust, Ser 2013-1, Cl A2
1.000%, 02/15/2018	260	260
Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/2019	1,051	1,054
Ally Master Owner Trust, Ser 2014-2, Cl A
0.543%, 01/16/2018 (C)	342	341
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	19	19
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	540	541
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	335	335
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	357	356
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	710	731
Avis Budget Rental Car Funding AESOP LLC, Ser 2014-1A, Cl A
2.460%, 07/20/2020 (B)	1,119	1,125
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.573%, 09/15/2017 (B) (C)	425	425
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	734	734
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	33	33

6	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	$670	$671
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/2019	160	162
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (B)	29	29
Chrysler Capital Auto Receivables Trust, Ser 2014-BA, Cl A2
0.690%, 09/15/2017 (B)	1,266	1,266
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (B)	461	461
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (B)	448	447
Enterprise Fleet Financing LLC, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (B)	327	327
Enterprise Fleet Financing LLC, Ser 2015-1, Cl A2
1.300%, 09/20/2020 (B)	760	760
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (B)	10	10
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (B)	32	33
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (B)	192	192
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (B)	226	225
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (B)	40	40
Ford Auto Securitization Trust, Ser 2013-R1A, Cl A2
1.676%, 09/15/2016 (B)	71	57
Ford Auto Securitization Trust, Ser 2014-R2A, Cl A1
1.353%, 03/15/2016 (B)	148	118
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	100	100
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	770	771
Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019	340	340
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.722%, 12/10/2027 (B) (C)	1,028	1,028
Hertz Vehicle Financing, Ser 2013-1A, Cl A1
1.120%, 08/25/2017 (B)	715	714
Mercedes Benz Auto Lease Trust, Ser 2014-A, Cl A2A
0.480%, 06/15/2016	402	402

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mercedes-Benz Auto Lease Trust, Ser 2013-A, Cl A3
0.590%, 02/15/2016	$55	$55
Mercedes-Benz Master Owner Trust, Ser 2012-A, Cl A
0.790%, 11/15/2017 (B)	342	342
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl A3
1.110%, 01/15/2016	394	395
Santander Drive Auto Receivables Trust, Ser 2013-5, Cl A2A
0.640%, 04/17/2017	37	37

		14,936

Credit Cards — 0.6%
Barclays Dryrock Issuance Trust, Ser 2014-3, Cl A
2.410%, 07/15/2022	416	422
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.523%, 03/16/2020 (C)	500	500
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	630	631
Discover Card Execution Note Trust, Ser 2015-A1, Cl A1
0.624%, 08/17/2020 (C)	540	540
First National Master Note Trust, Ser 2013-2, Cl A
0.697%, 10/15/2019 (C)	561	562
Synchrony Credit Card Master Note Trust, Ser 2012-2, Cl A
2.220%, 01/15/2022	1,098	1,103
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	161	161
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.553%, 12/15/2019 (C)	705	706

		4,625

Other Asset-Backed Securities — 1.0%
BHMS, Ser 2014-ATLS
3.600%, 07/01/2033	905	913
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (B)	924	923
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021	520	520
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (B)	640	646
Ford Credit Floorplan Master Owner Trust A, Ser 2015-2, Cl A2
0.740%, 01/15/2022 (C)	741	742
GE Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
0.554%, 07/20/2019 (C)	962	962
GE Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
0.668%, 01/20/2020 (C)	762	762

7	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

February 28, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A2
0.590%, 08/24/2016 (B)	$750	$750
GSAA Trust, Ser 2006-5, Cl 2A3
0.438%, 03/25/2036 (C)	231	157
Navistar Financial Dealer Note Master Owner Trust II, Ser 2014-1, Cl A
0.921%, 10/25/2019 (B)(C)	596	596
Starwood Retail Property Trust, Ser 2014, Cl A
1.376%, 11/15/2027	585	586

		7,557

Total Asset-Backed Securities (Cost $27,100) ($ Thousands)		27,118

FOREIGN BONDS — 1.4%
Asciano Finance
5.000%, 04/07/2018 (B)	130	140
Bank of Ireland
2.080%, 09/22/2015 (B) (C)	425	330
Barclays Bank
6.625%, 03/30/2022	75	111
Basell Finance
8.100%, 03/15/2027 (B)	70	97
BNP Paribas
5.186%, 06/29/2049 (B) (C)	165	166
Cia Minera Milpo SAA
4.625%, 03/28/2023 (B)	280	279
Comcel Trust
6.875%, 02/06/2024 (B)	315	336
Credit Agricole
7.875%, 01/23/2024 (B) (C)	216	227
Credit Suisse
6.500%, 08/08/2023 (B)	457	516
Deutsche Telekom International Finance
4.875%, 03/06/2042 (B)	355	399
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (B)	296	320
Globo Comunicacao e Participacoes
5.307%, 05/11/2017 (B) (D)	200	209
HBOS Capital Funding
4.939%, 05/29/2049 (C)	317	355
ING Bank
2.000%, 09/25/2015 (B)	220	222
Korea National Oil
3.125%, 04/03/2017 (B)	200	206
Marfrig Overseas
9.500%, 05/04/2020 (B)	160	157
MCE Finance
5.000%, 02/15/2021 (B)	250	241
Minsur
6.250%, 02/07/2024 (B)	609	667
Nomura Holdings
2.000%, 09/13/2016	248	250
Numericable Group
5.375%, 05/15/2022 (B)	223	265
Odebrecht Finance
5.250%, 06/27/2029 (B)	369	290
Petrobras International Finance
5.750%, 01/20/2020	702	647

Description	Face Amount (1) (Thousands)/Shares	Market Value ($ Thousands)

Petroleos Mexicanos
3.500%, 07/18/2018 (B)	248	$256
Petronas Capital
5.250%, 08/12/2019	125	139
Rogers Communications
4.000%, 06/06/2022	20	18
Royal Bank of Scotland
9.500%, 03/16/2022 (C)	35	40
Sinopec Group Overseas Development 2013
4.375%, 10/17/2023 (B)	700	758
Skandinaviska Enskilda Banken
5.471%, 03/29/2049 (B) (C)	240	241
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (B)	280	271
Societe Generale
5.922%, 04/05/2017 (B) (C)	100	104
Standard Chartered
4.000%, 07/12/2022 (C)	465	478
Talent Yield Investments
4.500%, 04/25/2022 (B)	1,012	1,065
Telecom Italia Capital
7.175%, 06/18/2019	60	70
Telefonica Emisiones SAU
5.462%, 02/16/2021	70	80
Trust F ‡
5.250%, 12/15/2024 (B)	630	671
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B)	500	20

Total Foreign Bonds (Cost $10,797) ($ Thousands)		10,641

SOVEREIGN DEBT — 0.3%
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2017	BRL 4,890	1,637
Qatar Government International Bond
4.500%, 01/20/2022 (B)	200	224

Total Sovereign Debt (Cost $2,084) ($ Thousands)		1,861

PREFERRED STOCK — 0.0%

Financials — 0.0%
Allstate (C)	750	20

Total Preferred Stock (Cost $19) ($ Thousands)		20

U.S. TREASURY OBLIGATIONS — 66.9%
U.S. Treasury Bills (E)
0.020%, 05/14/2015	30,000	29,999
0.015%, 04/23/2015	27,000	26,999
0.005%, 03/05/2015	27,000	27,000
0.005%, 03/26/2015	27,000	26,999
U.S. Treasury Inflation Indexed Bonds
1.375%, 01/15/2020	28,230	30,460
U.S. Treasury Inflation-Protected Securities
2.625%, 07/15/2017	11,453	12,461
2.500%, 07/15/2016	44,305	46,655
2.375%, 01/15/2017	6,142	6,522

8	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

February 28, 2015

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

2.125%, 01/15/2019	$13,262	$14,582
1.875%, 07/15/2015	886	900
1.625%, 01/15/2018	22,485	23,961
0.125%, 04/15/2016	35,599	36,013
0.125%, 04/15/2017	62,271	63,409
0.125%, 04/15/2018	76,387	77,802
0.125%, 04/15/2019	67,932	68,999

Total U.S. Treasury Obligations (Cost $492,103) ($ Thousands)		492,761

Total Investments — 112.30% (Cost $806,448) ($ Thousands)		$827,950

COMMON STOCK SOLD SHORT — (14.8)%

Consumer Discretionary — (6.9)%
Amazon.com *	(5,900)	(2,243)
ANN *	(1,900)	(68)
Apollo Education Group, Cl A *	(11,900)	(329)
Arctic Cat	(24,000)	(875)
bebe stores	(171,700)	(632)
Big 5 Sporting Goods	(5,600)	(72)
Black Diamond *	(9,200)	(67)
Bob Evans Farms	(40,600)	(2,378)
Cabela’s *	(76,900)	(4,187)
Callaway Golf	(66,100)	(594)
Carmax *	(16,600)	(1,114)
Carmike Cinemas *	(5,400)	(169)
CBS, Cl B	(18,800)	(1,111)
Christopher & Banks *	(15,400)	(77)
Chuy’s Holdings *	(72,100)	(1,620)
Crocs *	(34,000)	(379)
Cumulus Media, Cl A *	(71,300)	(284)
Destination XL Group *	(38,400)	(181)
Dixie Group *	(60,000)	(529)
Dorman Products *	(4,400)	(194)
DreamWorks Animation SKG, Cl A *	(87,700)	(1,878)
Drew Industries *	(3,100)	(183)
Entravision Communications, Cl A	(21,400)	(147)
EVINE Live *	(19,000)	(120)
Federal-Mogul Holdings, Cl A *	(6,000)	(78)
Ford Motor	(304,500)	(4,976)
Fox Factory Holding *	(33,100)	(493)
Fuel Systems Solutions *	(86,800)	(941)
GNC Holdings, Cl A	(4,000)	(192)
Gray Television *	(52,800)	(577)
Groupon, Cl A *	(290,000)	(2,372)
Harley-Davidson	(22,400)	(1,424)
Johnson Controls	(8,100)	(412)
Lifetime Brands	(5,300)	(85)
M/I Homes *	(11,500)	(250)
Mattel	(47,900)	(1,261)
MDC Holdings	(24,200)	(658)
Meritage Homes *	(9,300)	(414)
MGM Resorts International *	(1,400)	(30)
Movado Group	(21,000)	(540)
NetFlix *	(4,240)	(2,014)
New Home *	(2,000)	(29)
Office Depot *	(28,400)	(266)
Pep Boys-Manny Moe & Jack *	(33,000)	(293)
Pinnacle Entertainment *	(61,800)	(1,591)

Description	Shares	Market Value ($ Thousands)

Ralph Lauren, Cl A	(16,500)	$(2,267)
Remy International *	(3,500)	(80)
Scientific Games, Cl A *	(44,500)	(601)
SeaWorld Entertainment	(43,900)	(823)
Standard Pacific *	(145,600)	(1,273)
Stoneridge *	(49,900)	(576)
Thor Industries	(17,700)	(1,091)
Town Sports International Holdings	(56,300)	(390)
TRI Pointe Homes *	(155,000)	(2,461)
TripAdvisor *	(5,800)	(518)
UCP, Cl A *	(3,900)	(36)
VOXX International, Cl A *	(23,200)	(199)
William Lyon Homes, Cl A *	(7,100)	(161)
Winnebago Industries	(11,500)	(267)
Wynn Resorts	(13,100)	(1,867)

		(50,937)

Financials — (0.6)%
Bancorp *	(36,200)	(338)
Commerce Bancshares	(18,400)	(764)
eHealth *	(75,100)	(683)
Ezcorp, Cl A *	(32,100)	(335)
Ocwen Financial *	(175,100)	(1,425)
Regional Management *	(15,700)	(245)
TFS Financial	(33,500)	(473)

		(4,263)

Industrials — (1.6)%
Ameresco, Cl A *	(35,400)	(222)
American Science & Engineering	(4,200)	(220)
Armstrong World Industries *	(5,500)	(307)
Barrett Business Services	(3,500)	(130)
Chart Industries *	(25,700)	(898)
Copa Holdings, Cl A	(13,600)	(1,549)
Hub Group, Cl A *	(10,800)	(436)
LMI Aerospace *	(13,900)	(198)
Manitowoc	(3,400)	(75)
NACCO Industries, Cl A	(400)	(22)
Powell Industries	(7,000)	(236)
Power Solutions International *	(6,700)	(379)
PowerSecure International *	(104,800)	(1,162)
Shiloh *	(2,400)	(30)
UTi Worldwide *	(353,200)	(4,620)
Wesco Aircraft Holdings *	(70,700)	(1,061)

		(11,545)

Information Technology — (3.8)%
Apple	(8,500)	(1,092)
Applied Micro Circuits *	(576,700)	(3,137)
Applied Optoelectronics *	(14,700)	(183)
Audience *	(22,000)	(107)
CalAmp *	(30,900)	(592)
CommScope Holding *	(37,600)	(1,184)
Cray *	(24,800)	(741)
CUI Global *	(10,600)	(60)
Digi International *	(3,100)	(33)
Dot Hill Systems *	(32,100)	(130)
Electro Scientific Industries	(28,600)	(198)
Entropic Communications *	(456,400)	(1,346)
Exar *	(34,900)	(374)
Extreme Networks *	(462,000)	(1,640)
Finisar *	(101,500)	(2,132)
Immersion *	(62,400)	(519)

9	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

February 28, 2015

Description	Shares	Market Value ($ Thousands)

Intevac *	(36,400)	$(250)
Ixia *	(28,700)	(327)
JDS Uniphase *	(159,100)	(2,191)
Knowles *	(23,700)	(454)
Kopin *	(48,100)	(208)
MaxLinear, Cl A *	(11,900)	(99)
Maxwell Technologies *	(43,200)	(326)
Nanometrics *	(14,800)	(265)
NeoPhotonics *	(21,700)	(80)
Numerex, Cl A *	(3,600)	(41)
Procera Networks *	(198,700)	(1,844)
Radisys *	(28,500)	(67)
Silicon Graphics International *	(83,200)	(768)
Spansion, Cl A *	(24,900)	(899)
SunEdison *	(177,200)	(3,923)
Ultratech *	(140,200)	(2,529)
Vitesse Semiconductor *	(51,000)	(210)

		(27,949)

Materials — (1.9)%
Advanced Emissions Solutions *	(51,600)	(857)
Allegheny Technologies	(6,200)	(209)
AM Castle *	(28,400)	(91)
American Vanguard	(231,600)	(2,610)
Axiall	(22,000)	(1,019)
Carpenter Technology	(15,700)	(665)
Deltic Timber	(2,900)	(192)
Freeport-McMoRan Copper & Gold, Cl B	(11,200)	(242)
H.B. Fuller	(37,800)	(1,690)
Hecla Mining	(238,300)	(791)
Horsehead Holding *	(13,200)	(170)
Koppers Holdings	(10,300)	(166)
Louisiana-Pacific *	(250,300)	(4,213)
LSB Industries *	(4,900)	(184)
Platform Specialty Products *	(23,100)	(595)
WR Grace *	(5,700)	(565)

		(14,259)

Total Common Stock Sold Short (Proceeds $111,187) ($ Thousands)		$(108,953)

A list of the open futures contracts held by the Fund at February 28, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude	107	Apr-2015	$670
Cattle Feeder	(38)	Mar-2015	299
Coffee	80	May-2015	(707)
Copper	45	Dec-2015	68
Copper	65	May-2015	204
Corn	102	Dec-2015	(4)
Corn	574	May-2015	(61)
Cotton No. 2	69	May-2015	62
Crude Oil	174	May-2015	62
Crude Oil	(122)	Nov-2015	(338)
Crude Oil	110	Nov-2016	162
Euro-Bobl	(39)	Mar-2015	(25)
Gasoline	85	May-2015	566
Gold	114	Apr-2015	(430)
Heating Oil	65	May-2015	310
Lean Hogs	206	Apr-2015	158
Live Cattle	11	Apr-2015	1
LME Nickel	106	May-2015	(376)
MINI MSCI EAFE	(122)	Mar-2015	(809)
Natural Gas	425	Apr-2015	110
Natural Gas	84	Oct-2016	(144)
Natural Gas	(95)	Sep-2015	58
Palladium	61	Jun-2015	278
Platinum	147	Apr-2015	(218)
PRI LME Aluminum	107	May-2015	(18)
S&P 500 Index EMINI	(115)	Mar-2015	(633)
Silver	72	May-2015	(113)
Soybean	76	May-2015	189
Soybean	(129)	Nov-2015	(41)
Soybean Meal	114	May-2015	227
Soybean Oil	205	May-2015	213
Sugar	419	Apr-2015	(381)
Ten Year Note	(136)	Jun-2015	(62)
U.S. 2-Year Treasury Note	(4)	Jun-2015	(1)
U.S. 5-Year Treasury Note	(58)	Jun-2015	(16)
U.S. Long Treasury Bond	(20)	Jun-2015	(29)
U.S. Ultra Long Treasury Bond	8	Jun-2015	31
Wheat	240	May-2015	(179)
Zinc LME	92	May-2015	(59)

			$(976)

For the period ended February 28, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

10	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

February 28, 2015

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
3/3/15	USD	1,693	BRL	4,847	$—
3/3/15-4/2/15	BRL	9,695	USD	3,535	165
3/20/15	AUD	3,708	USD	2,948	50
3/26/15	EUR	4,046	USD	4,579	41
3/27/15	TWD	29,914	USD	951	(2)
4/10/15	CAD	2,957	USD	2,347	(20)
4/17/15	USD	944	IDR	12,235,803	(4)

					$230

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at February 28, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	$(944)	$939	$(4)
Deutsche Bank	(5,064)	5,229	165
JPMorgan Chase Bank	(6,906)	6,927	21
Royal Bank of Scotland	(3,851)	3,899	48

			$230

For the period ended February 28, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date		Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Credit Suisse	3-Month USD - LIBOR	1.75%	10/31/19		3,860	$49
Morgan Stanley	3-Month NZD - BKBM	4.63%	09/25/24	NZD	3,400	(214)
Morgan Stanley	3-Month USD - LIBOR	2.67%	07/18/24		1,710	91
Morgan Stanley	3-Month USD - LIBOR	3.31%	05/06/34		1,650	254
Morgan Stanley	3-Month USD - LIBOR	2.69%	09/24/24		2,470	157
Morgan Stanley	2.67%	3-Month USD - LIBOR	07/10/24		2,130	(116)
Morgan Stanley	2.63%	3-Month USD - LIBOR	07/02/24		3,360	(172)
Morgan Stanley	3-Month USD - LIBOR	2.63%	05/29/24		1,630	88
Morgan Stanley	2.63%	3-Month USD - LIBOR	05/23/24		4,050	(219)
Morgan Stanley	2.82%	3-Month USD - LIBOR	04/28/24		2,770	(201)
Morgan Stanley	2.89%	3-Month USD - LIBOR	02/14/24		1,780	(125)
Morgan Stanley	2.98%	3-Month USD - LIBOR	01/14/24		1,990	(159)
Morgan Stanley	2.24%	3-Month USD - LIBOR	06/25/21		1,680	(48)
Morgan Stanley	3-Month NZD - BKBM	4.39%	09/25/19	NZD	5,070	166
Morgan Stanley	0.54%	3-Month USD - LIBOR	05/06/16		44,600	(67)

						$(516)

11	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

February 28, 2015

A list of the open OTC swap agreements held by the Fund at February 28, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	1.10%	3 Month USD - LIBOR	02/21/17	$500	$(2)
Credit Suisse	3-Month USD - LIBOR	2.09%	03/12/22	250	5
Morgan Stanley	2.80%	3 Month USD - LIBOR	03/06/42	330	(26)
Morgan Stanley	2.81%	3 Month USD - LIBOR	02/21/42	450	(31)

					$(54)

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	Societe Generale	SELL	3.00	12/20/17	EUR	(200)	$11
Credit Suisse	Kohl'S Corporation	SELL	1.00	06/20/19		(223)	6
Credit Suisse	Kohl'S Corporation	SELL	1.00	06/20/19		(155)	4
Credit Suisse	Kohl'S Corporation	SELL	1.00	06/20/19		(153)	4
Credit Suisse	Kohl'S Corporation	SELL	1.00	06/20/19		(379)	10
Deutsche Bank	Anadarko Petroleum Corporation	SELL	1.00	09/20/17		(170)	6
Morgan Stanley	Cdx.Na.Ig, Series 23, Version 1	SELL	1.00	12/20/19		(15,960)	36

							$77

For the period ended February 28, 2015, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

12	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

February 28, 2015

As of February 28, 2015, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty		Value ($ Thousands)
$6,442	Bank of America	0.23%	$6,442
4,061	Barclays	0.23%	4,061
11,923	Barclays	0.25%	11,923
6,568	Barclays	0.25%	6,568
35,837	Chase Securities	0.18%	35,837
29,917	Chase Securities	0.18%	29,917
15,372	Chase Securities	0.18%	15,372
3,904	HSBC Securities	0.10%	3,904
6,150	HSBC Securities	0.13%	6,150
5,659	HSBC Securities	0.21%	5,659

			$125,833

Percentages are based on a Net Assets of $737,591 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Security, or portion thereof, has been pledged as collateral on securities sold short.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2015.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on February 28, 2015. The coupon on a step bond changes on a specified date.

(E)	The rate reported is the effective yield at time of purchase.

AUD — Australian Dollar

BKBM — New Zealand Bank Bill Benchmark

CAD — Canadian Dollar

Cl — Class

EAFE — Europe, Australasia and Far East

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NOK — Norwegian Krone

NYMEX — New York Mercantile Exchange

NZD — New Zealand Dollar

OTC — Over the Counter

S&P — Standard & Poor’s

Ser — Series

USD — U.S. Dollar

The following is a list of the level of inputs used as of February 28, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$218,419	$—	$—	$218,419
Corporate Obligations	—	42,448	—	42,448
Mortgage-Backed Securities	—	34,682	—	34,682
Asset-Backed Securities	—	27,118	—	27,118
Foreign Bonds	—	10,641	—	10,641
Sovereign Debt	—	1,861	—	1,861
Preferred Stock	—	20	—	20
U.S. Treasury Obligations	—	492,761	—	492,761

Total Investments in Securities	$218,419	$609,531	$—	$827,950

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(108,953)	$—	$—	$(108,953)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$3,668	$—	$—	$3,668
Unrealized Depreciation	(4,644)	—	—	(4,644)
Forwards Contracts *
Unrealized Appreciation	—	256	—	256
Unrealized Depreciation	—	(26)	—	(26)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	805	—	805
Unrealized Depreciation	—	(1,321)	—	(1,321)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	5	—	5
Unrealized Depreciation	—	(59)	—	(59)
Credit Default Swaps *
Unrealized Appreciation	—	77	—	77
Reverse Repurchase Agreements	—	(125,833)	—	77

Total Other Financial Instruments	$(976)	$(126,096)	$—	$(127,072)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended February 28, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

13	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Real Return Fund

February 28, 2015

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 28, 2015, the Fund is the seller (“providing protection”) on a total notional amount of $17.2 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$34,459	—	—	—	$34,459
Maximum potential amount of future payments	1,304,331	—	—	—	1,304,331
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) (1)	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) (1)
0 - 100	—	—	—	$17,264,331	—	$17,264,331
101 - 200	—	—	—	—	—	—

Total	—	—	—	$17,264,331	—	$17,264,331

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

14	SEI Institutional Investments Trust / Quarterly Report / February 28, 2015

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: April 29, 2015

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: April 29, 2015